                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2004

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      ANNUAL REPORT
      October 31, 2004

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)


                                                           [CHARLES SCHWAB LOGO]

Five ways to put the power of the stock market in your portfolio--with some of the lowest expenses in the industry.

IN THIS REPORT

   Management's Discussion..................................................   2
      The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

      Performance at a Glance..........   5

      Schwab S&P 500 Fund
      Investor Shares: SWPIX Select Shares(R): SWPPX e.Shares(R): SWPEX

      The fund's goal is to track the total return of the S&P 500(R)
      Index. 1

      Performance and Fund Facts.......   7
      Financial Statements.............  25

   Schwab 1000 Fund(R)
      Investor Shares: SNXFX Select Shares: SNXSX

      The fund's goal is to match the total return of the Schwab 1000
      Index(R).

      Performance and Fund Facts.......  11
      Financial Statements.............  35

   Schwab Small-Cap Index Fund(R)
      Investor Shares: SWSMX Select Shares: SWSSX

      The fund's goal is to track the total return of small capitalization U.S. stocks, as measured by the Schwab Small-Cap Index(R).

      Performance and Fund Facts.......  14
      Financial Statements.............  44

   Schwab Total Stock Market Index Fund(R)
      Investor Shares: SWTIX Select Shares: SWTSX

      The fund's goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index(SM). 2

      Performance and Fund Facts.......  17
      Financial Statements.............  53

   Schwab International Index Fund(R)
      Investor Shares: SWINX Select Shares: SWISX

      The fund's goal is to track the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside the United States, as measured by the Schwab International Index(R).

      Performance and Fund Facts.......  20
      Financial Statements.............  63

   Fund Expenses............................................................  23

   Financial Notes..........................................................  71

   Fund Trustees............................................................  77

   Glossary.................................................................  80

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 "Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder:

As we get ready for 2005, I want to remind you that you might want to add one more item to your list of New Year's resolutions--to review and, if necessary, rebalance your investment portfolio. After all, staying on track is as important in investing as it is in any other part of life. No matter whether it's a good or bad investment climate, you need to make sure that you own a diversified mix of investments and that your asset allocation matches your individual goals, time frame and tolerance for risk.

One efficient way to be diversified is by owning a broad-based mutual fund. Equity mutual funds also can help you to diversify the stock side of your portfolio. While our experienced portfolio managers adhere to each fund's objective, it still is important to review your portfolio to make sure the holdings in your funds don't overlap and you're not overconcentrated in one asset class.

On a final note, I'm very happy to announce that Evelyn Dilsaver has been named CEO and President of SchwabFunds(R). Although new to the position, Evelyn is no stranger to SchwabFunds, having been an officer in several other capacities at Schwab. Her broad experience in product creation, coupled with a comprehensive understanding of your financial needs and her commitment to you, make her the ideal candidate for her new role.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the year ended October 31, 2004

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder:

I am very excited about my new role as President and CEO of SchwabFunds(R). I believe that my experience at Schwab has prepared me well for this role, as each position has been focused on meeting the needs of our clients. I promise that I will continue on this path and that my goal is to offer you even better service and more relevant choices.

When we discuss SchwabFunds with our clients, for example, we often hear that you want to know that you're getting excellent value. Oftentimes, we find that shareholders are unaware that some of the more popular SchwabFunds offer Select Shares(R), a share class that carries lower expenses in exchange for higher investment minimums.

My plan is to build on this legacy of value and continue to offer unique investment solutions to help you meet your financial goals.

I also want to let you know that we plan to continue to provide and expand information on SchwabFunds on schwab.com. Providing this information is one of the many ways we help individual investors choose investments that are appropriate for their financial goals and time horizons.

I look forward to serving you in my new role. I also want to remind you that your trust is very important to us, and I will do all I can to earn and maintain that trust. Thank you for investing in SchwabFunds.

Sincerely,

/s/ Evelyn Dilsaver


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC NEWS THAT WAS REPORTED TOWARD THE END OF 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to pick up some steam.
In fact, aside from a "soft patch" in early summer, the economy was clicking on all cylinders.

With the economic recovery more broad-based, investors, who only a year ago feared deflation, started to worry about inflation. Their inflationary concerns were based on surging oil prices, which had hit an all-time high amid fears of supply interruptions. And while commodity prices moderated somewhat later in the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise. Nonetheless, the Federal Reserve (the Fed) continued to hold the Fed funds rate near a 45-year low until June 2004.

While third-quarter GDP moved in the right direction, up to an annualized 3.7% from 3.3% in second quarter, higher commodity prices had effectively eroded many consumers' purchasing power. Geopolitical events also had wreaked havoc on oil markets and, after a brief decline in the price of oil following OPEC's decision to boost production, a confluence of supply concerns and robust global demand pushed crude to new highs. In addition to these issues, daily headlines about terrorism and the fierce run for the White House all added up to an uncomfortable sense of uncertainty, keeping many investors on the sidelines.

Despite all these concerns, which escalated toward the end of the report period, the strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

      The strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities.

More specifically, the S&P 500(R) Index was up 9.42% for the 12-month report period, while the Russell 2000(R) Index was up 11.73%. In terms of style, value edged out growth early in the period and gained momentum, significantly outperforming growth at the end of the period.

THE SCHWAB S&P 500 FUND ended the 12-month report period up 9.03%, closely tracking its benchmark, the S&P 500(R) Index, which was up 9.42%. Interestingly, most of this appreciation occurred during the beginning of the report period. Since then--starting in February 2004--the market traded in a relatively narrow trading range. During the report period, the price of crude oil increased substantially, making energy-related stocks, which were up 44.49%, the top performers in the fund. Exxon Mobil Corp. and ChevronTexaco Corp. were the biggest contributors to returns. On the flip side, the Information Technology sector continued to have problems and was down 0.88%, the only sector to have a net negative return. Hurting returns the most was technology giant Intel Corp., which was down 32.30% for the report period.

ASSET CLASS PERFORMANCE COMPARISON  % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.42%  S&P 500(R) INDEX: measures U.S. large-cap stocks

11.73%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.84% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 5.53%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                                                 LEHMAN
                   S&P          RUSSELL          MSCI-          BROTHERS
                  500(R)        2000(R)         EAFE(R)      U.S. AGGREGATE
                  INDEX          INDEX           INDEX         BOND INDEX
31-Oct-03          0.00           0.00            0.00             0.00
07-Nov-03          0.29           2.82            0.78            -0.63
14-Nov-03          0.08           0.94            1.80             0.61
21-Nov-03         -1.33          -0.38            0.15             0.86
28-Nov-03          0.88           3.55            2.22             0.24
05-Dec-03          1.24           2.14            4.70             0.95
12-Dec-03          2.48           3.80            5.04             0.97
19-Dec-03          3.90           3.68            6.46             1.50
26-Dec-03          4.59           5.21            7.84             1.53
02-Jan-04          5.85           6.40           10.98             0.81
09-Jan-04          7.16           9.14           13.86             2.16
16-Jan-04          8.89          12.04           12.31             2.46
23-Jan-04          9.07          13.13           15.10             2.33
30-Jan-04          8.12          10.24           11.77             2.07
06-Feb-04          9.26          10.89           13.33             2.35
13-Feb-04          9.63          11.12           15.41             2.80
20-Feb-04          9.49          10.13           15.13             2.64
27-Feb-04          9.62          11.23           14.35             3.18
05-Mar-04         10.80          13.90           16.17             3.85
12-Mar-04          7.38          10.77           11.07             4.12
19-Mar-04          6.36           8.49           13.10             4.07
26-Mar-04          6.20           8.91           12.52             3.88
02-Apr-04          9.47          14.78           16.39             2.72
09-Apr-04          9.27          13.73           16.44             2.62
16-Apr-04          8.83          10.99           15.04             2.03
23-Apr-04          9.42          12.39           14.61             1.51
30-Apr-04          6.27           6.54           12.39             1.25
07-May-04          5.47           4.43           10.88            -0.19
14-May-04          5.27           3.54            6.99             0.03
21-May-04          5.09           3.93            9.59             0.21
28-May-04          7.73           8.24           12.63             0.84
04-Jun-04          7.95           8.15           12.87             0.36
11-Jun-04          9.32           8.43           13.42             0.32
18-Jun-04          9.21           8.73           14.66             0.78
25-Jun-04          9.18          12.01           15.45             1.18
02-Jul-04          8.35          11.13           15.27             2.16
09-Jul-04          7.18           7.52           15.10             2.22
16-Jul-04          6.10           5.96           14.50             2.69
23-Jul-04          4.64           2.87           10.84             2.41
30-Jul-04          6.19           5.20           11.50             2.42
06-Aug-04          2.58          -0.81           10.63             3.63
13-Aug-04          2.74          -1.21            9.57             3.72
20-Aug-04          6.01           4.63           11.08             3.79
27-Aug-04          6.95           5.36           12.29             3.89
03-Sep-04          7.56           6.26           12.42             3.70
10-Sep-04          8.58           8.88           14.40             4.31
17-Sep-04          9.07           9.54           14.32             4.59
24-Sep-04          7.31           8.18           13.88             4.93
01-Oct-04          9.41          11.89           16.43             4.38
08-Oct-04          8.56          10.13           17.91             4.79
15-Oct-04          7.23           8.95           16.46             5.20
22-Oct-04          6.03           8.64           17.65             5.54
29-Oct-04          9.42          11.73           18.84             5.53
31-Oct-04          9.42          11.73           18.84             5.53

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results. Data source: Charles Schwab & Co., Inc.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 FUND
Investor Shares............        9.03%
Select(R) Shares...........        9.25%
e.Shares(R)................        9.10%
Benchmark..................        9.42%

Performance Details........    pages 7-9

SCHWAB 1000 FUND(R)
Investor Shares............        8.78%
Select Shares..............        8.90%
Benchmark..................        9.23%

Performance Details........  pages 11-12

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares............        9.98%
Select Shares..............       10.16%
Benchmark..................       10.38%

Performance Details........  pages 14-15

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares............        9.93%
Select Shares..............       10.16%
Benchmark..................       10.00%

Performance Details........  pages 17-18

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares............       18.40%
Select Shares..............       18.56%
Benchmark..................       19.32%

Performance Details........  pages 20-21

THE SCHWAB 1000 FUND was up 8.78% for the report period, tracking its benchmark, the Schwab 1000 Index(R), which was up 9.23%. During the report period, the price of crude oil increased substantially, making energy-related stocks, which were up 44.49%, the top performers in the fund. Exxon Mobil Corp. and ChevronTexaco Corp. were the biggest contributors to returns. On the flip side, the Information Technology sector continued to have problems and was down 0.88%, the only sector to have a net negative return. Hurting returns the most was technology giant Intel Corp., which was down 32.30% for the report period.

THE SCHWAB SMALL-CAP INDEX FUND was up 9.98% for the period, closely tracking its benchmark, the Schwab Small-Cap Index(R). The price of oil impacted performance significantly, and just as its larger-cap cohorts rallied in the Energy sector, so, too, did small-cap. Energy was up 66.00%, with Tesoro Petroleum Corp. and Quicksilver Resources, Inc. having the biggest positive impact. The Telecommunications sector fell approximately 36.22%, with Primus Telecommunications and Dobson Communications Corp. having the most negative impact.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND was up 9.93% for the 12-month report period, closely tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index(SM). The best performing sectors were Energy and Utilities, with Exxon Mobil Corp. and TXU Corp. (Utilities) contributing most to returns. The fund also benefited from its exposure to small-cap stocks, which led the market for most of the report period. The worst performing sectors were Information Technology and Health Care, with Intel Corp. and Merck & Co. negatively impacting returns.

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

      All countries in the International Index Fund, as well as all sectors, posted positive returns.

THE SCHWAB INTERNATIONAL INDEX FUND was up 18.40% for the period, slightly trailing its benchmark, the Schwab International Index(R). All countries in the fund, as well as all sectors, posted positive returns. The best performing countries were Belgium, Sweden, Italy and Spain. The worst performing country was Japan but it still posted an 8.00% gain. The best sectors were Energy and Utilities. The worst performing sector was Information Technology, which also still was positive for the 12-month period.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          Fund:    Benchmark:   Fund Category:
                        INVESTOR   S&P 500(R)     MORNINGSTAR
                         SHARES      INDEX      LARGE-CAP BLEND
1 YEAR                     9.03%      9.42%           7.89%
5 YEARS                   -2.50%     -2.21%          -1.72%
SINCE INCEPTION: 5/1/96    7.92%      8.33%           6.80%

                                                1 YEAR                              5 YEARS                     SINCE INCEPTION
                                          Fund:      Fund Category:        Fund:      Fund Category:        Fund:    Fund Category:
                                        INVESTOR       MORNINGSTAR       INVESTOR       MORNINGSTAR       INVESTOR     MORNINGSTAR
TOTAL RETURNS AFTER TAX                  SHARES      LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND      SHARES    LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        8.82%           5.88%           -2.87%           -2.76%           7.55%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       6.12%           4.04%           -2.31%           -1.93%           6.75%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$19,123  INVESTOR SHARES
$19,753  S&P 500(R) INDEX

                                   S&P
               INVESTOR           500(R)
                SHARES            INDEX
01-May-96       $10,000          $10,000
31-May-96       $10,250          $10,257
30-Jun-96       $10,290          $10,296
31-Jul-96        $9,840           $9,841
31-Aug-96       $10,040          $10,049
30-Sep-96       $10,600          $10,613
31-Oct-96       $10,880          $10,906
30-Nov-96       $11,690          $11,731
31-Dec-96       $11,462          $11,498
31-Jan-97       $12,157          $12,216
28-Feb-97       $12,248          $12,312
31-Mar-97       $11,744          $11,808
30-Apr-97       $12,430          $12,511
31-May-97       $13,186          $13,272
30-Jun-97       $13,760          $13,867
31-Jul-97       $14,849          $14,969
31-Aug-97       $14,012          $14,131
30-Sep-97       $14,778          $14,904
31-Oct-97       $14,284          $14,406
30-Nov-97       $14,930          $15,073
31-Dec-97       $15,184          $15,332
31-Jan-98       $15,357          $15,502
28-Feb-98       $16,455          $16,620
31-Mar-98       $17,289          $17,471
30-Apr-98       $17,452          $17,647
31-May-98       $17,147          $17,344
30-Jun-98       $17,838          $18,048
31-Jul-98       $17,645          $17,857
31-Aug-98       $15,092          $15,278
30-Sep-98       $16,058          $16,257
31-Oct-98       $17,340          $17,579
30-Nov-98       $18,387          $18,645
31-Dec-98       $19,443          $19,718
31-Jan-99       $20,253          $20,543
28-Feb-99       $19,617          $19,904
31-Mar-99       $20,397          $20,700
30-Apr-99       $21,176          $21,501
31-May-99       $20,663          $20,994
30-Jun-99       $21,812          $22,159
31-Jul-99       $21,125          $21,467
31-Aug-99       $21,012          $21,360
30-Sep-99       $20,428          $20,775
31-Oct-99       $21,709          $22,090
30-Nov-99       $22,150          $22,539
31-Dec-99       $23,448          $23,866
31-Jan-00       $22,266          $22,668
29-Feb-00       $21,841          $22,239
31-Mar-00       $23,967          $24,414
30-Apr-00       $23,241          $23,679
31-May-00       $22,753          $23,194
30-Jun-00       $23,313          $23,767
31-Jul-00       $22,940          $23,396
31-Aug-00       $24,361          $24,849
30-Sep-00       $23,075          $23,537
31-Oct-00       $22,971          $23,438
30-Nov-00       $21,156          $21,591
31-Dec-00       $21,261          $21,697
31-Jan-01       $22,014          $22,467
28-Feb-01       $19,996          $20,418
31-Mar-01       $18,730          $19,124
30-Apr-01       $20,174          $20,610
31-May-01       $20,310          $20,748
30-Jun-01       $19,808          $20,244
31-Jul-01       $19,609          $20,045
31-Aug-01       $18,375          $18,790
30-Sep-01       $16,890          $17,272
31-Oct-01       $17,204          $17,602
30-Nov-01       $18,521          $18,952
31-Dec-01       $18,678          $19,119
31-Jan-02       $18,403          $18,840
28-Feb-02       $18,044          $18,476
31-Mar-02       $18,710          $19,171
30-Apr-02       $17,579          $18,009
31-May-02       $17,442          $17,876
30-Jun-02       $16,195          $16,603
31-Jul-02       $14,938          $15,310
31-Aug-02       $15,023          $15,409
30-Sep-02       $13,396          $13,734
31-Oct-02       $14,568          $14,943
30-Nov-02       $15,424          $15,823
31-Dec-02       $14,516          $14,894
31-Jan-03       $14,130          $14,504
28-Feb-03       $13,915          $14,286
31-Mar-03       $14,044          $14,425
30-Apr-03       $15,202          $15,614
31-May-03       $15,995          $16,436
30-Jun-03       $16,188          $16,647
31-Jul-03       $16,478          $16,940
31-Aug-03       $16,788          $17,270
30-Sep-03       $16,606          $17,087
31-Oct-03       $17,539          $18,054
30-Nov-03       $17,689          $18,213
31-Dec-03       $18,601          $19,167
31-Jan-04       $18,938          $19,520
29-Feb-04       $19,199          $19,791
31-Mar-04       $18,906          $19,493
30-Apr-04       $18,601          $19,187
31-May-04       $18,851          $19,449
30-Jun-04       $19,210          $19,827
31-Jul-04       $18,569          $19,170
31-Aug-04       $18,645          $19,247
30-Sep-04       $18,840          $19,455
31-Oct-04       $19,123          $19,753

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          Fund:   Benchmark:    Fund Category:
                         SELECT   S&P 500(R)     MORNINGSTAR
                         SHARES     INDEX      LARGE-CAP BLEND
1 YEAR                    9.25%      9.42%          7.89%
5 YEARS                  -2.34%     -2.21%         -1.72%
SINCE INCEPTION: 5/19/97  5.55%      5.74%          1.14%

                                                     1 YEAR                        5 YEARS                    SINCE INCEPTION
                                            Fund:      Fund Category:      Fund:      Fund Category:      Fund:      Fund Category:
                                           SELECT       MORNINGSTAR       SELECT       MORNINGSTAR       SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                    SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          9.02%          5.88%          -2.75%          -2.76%          5.14%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         6.28%          4.04%          -2.20%          -1.93%          4.58%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $25,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$37,405  SELECT SHARES
$37,900  S&P 500(R) INDEX

                                             S&P
                          SELECT            500(R)
                          SHARES            INDEX
19-May-97                 $25,000          $25,000
31-May-97                 $25,468          $25,465
30-Jun-97                 $26,595          $26,606
31-Jul-97                 $28,698          $28,721
31-Aug-97                 $27,083          $27,113
30-Sep-97                 $28,560          $28,596
31-Oct-97                 $27,608          $27,641
30-Nov-97                 $28,873          $28,920
31-Dec-97                 $29,373          $29,418
31-Jan-98                 $29,688          $29,744
28-Feb-98                 $31,830          $31,889
31-Mar-98                 $33,440          $33,522
30-Apr-98                 $33,775          $33,860
31-May-98                 $33,185          $33,278
30-Jun-98                 $34,520          $34,629
31-Jul-98                 $34,148          $34,262
31-Aug-98                 $29,218          $29,314
30-Sep-98                 $31,083          $31,193
31-Oct-98                 $33,578          $33,729
30-Nov-98                 $35,623          $35,773
31-Dec-98                 $37,670          $37,834
31-Jan-99                 $39,238          $39,415
28-Feb-99                 $38,008          $38,190
31-Mar-99                 $39,515          $39,717
30-Apr-99                 $41,043          $41,254
31-May-99                 $40,070          $40,281
30-Jun-99                 $42,273          $42,516
31-Jul-99                 $40,943          $41,190
31-Aug-99                 $40,745          $40,984
30-Sep-99                 $39,615          $39,860
31-Oct-99                 $42,115          $42,384
30-Nov-99                 $42,968          $43,245
31-Dec-99                 $45,500          $45,792
31-Jan-00                 $43,210          $43,494
29-Feb-00                 $42,385          $42,670
31-Mar-00                 $46,525          $46,843
30-Apr-00                 $45,118          $45,433
31-May-00                 $44,175          $44,502
30-Jun-00                 $45,258          $45,601
31-Jul-00                 $44,555          $44,890
31-Aug-00                 $47,328          $47,678
30-Sep-00                 $44,818          $45,161
31-Oct-00                 $44,615          $44,971
30-Nov-00                 $41,100          $41,427
31-Dec-00                 $41,328          $41,630
31-Jan-01                 $42,770          $43,108
28-Feb-01                 $38,873          $39,177
31-Mar-01                 $36,418          $36,693
30-Apr-01                 $39,240          $39,544
31-May-01                 $39,483          $39,809
30-Jun-01                 $38,528          $38,842
31-Jul-01                 $38,143          $38,461
31-Aug-01                 $35,750          $36,053
30-Sep-01                 $32,868          $33,140
31-Oct-01                 $33,478          $33,773
30-Nov-01                 $36,033          $36,364
31-Dec-01                 $36,350          $36,684
31-Jan-02                 $35,818          $36,148
28-Feb-02                 $35,120          $35,450
31-Mar-02                 $36,433          $36,783
30-Apr-02                 $34,215          $34,554
31-May-02                 $33,970          $34,299
30-Jun-02                 $31,548          $31,856
31-Jul-02                 $29,085          $29,375
31-Aug-02                 $29,290          $29,566
30-Sep-02                 $26,088          $26,352
31-Oct-02                 $28,388          $28,671
30-Nov-02                 $30,070          $30,360
31-Dec-02                 $28,293          $28,578
31-Jan-03                 $27,543          $27,829
28-Feb-03                 $27,125          $27,411
31-Mar-03                 $27,395          $27,677
30-Apr-03                 $29,650          $29,958
31-May-03                 $31,215          $31,537
30-Jun-03                 $31,590          $31,940
31-Jul-03                 $32,153          $32,502
31-Aug-03                 $32,780          $33,136
30-Sep-03                 $32,425          $32,785
31-Oct-03                 $34,240          $34,641
30-Nov-03                 $34,533          $34,946
31-Dec-03                 $36,348          $36,777
31-Jan-04                 $37,005          $37,453
29-Feb-04                 $37,513          $37,974
31-Mar-04                 $36,940          $37,401
30-Apr-04                 $36,348          $36,813
31-May-04                 $36,855          $37,318
30-Jun-04                 $37,555          $38,042
31-Jul-04                 $36,305          $36,782
31-Aug-04                 $36,455          $36,930
30-Sep-04                 $36,855          $37,328
31-Oct-04                 $37,405          $37,900

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

E.SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

                                    Benchmark:    Fund Category:
                           Fund:    S&P 500(R)     MORNINGSTAR
                         E.SHARES     INDEX      LARGE-CAP BLEND
1 YEAR                     9.10%       9.42%          7.89%
5 YEARS                   -2.44%      -2.21%         -1.72%
SINCE INCEPTION: 5/1/96    8.01%       8.33%          6.80%

                                                   1 YEAR                          5 YEARS                     SINCE INCEPTION
                                                      Fund Category:                   Fund Category:                 Fund Category:
                                          Fund:        MORNINGSTAR         Fund:        MORNINGSTAR        Fund:       MORNINGSTAR
TOTAL RETURNS AFTER TAX                 E.SHARES     LARGE-CAP BLEND     E.SHARES     LARGE-CAP BLEND    E.SHARES    LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        8.88%           5.88%           -2.83%           -2.76%          7.61%           n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       6.18%           4.04%           -2.27%           -1.93%          6.81%           n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$19,263  E.SHARES
$19,753  S&P 500(R) INDEX

                                      S&P 500(R)
                        E.SHARES        INDEX
01-May-96                $10,000       $10,000
31-May-96                $10,250       $10,257
30-Jun-96                $10,290       $10,296
31-Jul-96                 $9,840        $9,841
31-Aug-96                $10,050       $10,049
30-Sep-96                $10,600       $10,613
31-Oct-96                $10,890       $10,906
30-Nov-96                $11,710       $11,731
31-Dec-96                $11,473       $11,498
31-Jan-97                $12,179       $12,216
28-Feb-97                $12,270       $12,312
31-Mar-97                $11,766       $11,808
30-Apr-97                $12,452       $12,511
31-May-97                $13,209       $13,272
30-Jun-97                $13,794       $13,867
31-Jul-97                $14,873       $14,969
31-Aug-97                $14,036       $14,131
30-Sep-97                $14,803       $14,904
31-Oct-97                $14,318       $14,406
30-Nov-97                $14,964       $15,073
31-Dec-97                $15,227       $15,332
31-Jan-98                $15,390       $15,502
28-Feb-98                $16,490       $16,620
31-Mar-98                $17,336       $17,471
30-Apr-98                $17,499       $17,647
31-May-98                $17,193       $17,344
30-Jun-98                $17,886       $18,048
31-Jul-98                $17,692       $17,857
31-Aug-98                $15,136       $15,278
30-Sep-98                $16,103       $16,257
31-Oct-98                $17,397       $17,579
30-Nov-98                $18,446       $18,645
31-Dec-98                $19,504       $19,718
31-Jan-99                $20,316       $20,543
28-Feb-99                $19,679       $19,904
31-Mar-99                $20,459       $20,700
30-Apr-99                $21,240       $21,501
31-May-99                $20,737       $20,994
30-Jun-99                $21,878       $22,159
31-Jul-99                $21,199       $21,467
31-Aug-99                $21,086       $21,360
30-Sep-99                $20,501       $20,775
31-Oct-99                $21,795       $22,090
30-Nov-99                $22,227       $22,539
31-Dec-99                $23,536       $23,866
31-Jan-00                $22,350       $22,668
29-Feb-00                $21,924       $22,239
31-Mar-00                $24,057       $24,414
30-Apr-00                $23,328       $23,679
31-May-00                $22,850       $23,194
30-Jun-00                $23,401       $23,767
31-Jul-00                $23,037       $23,396
31-Aug-00                $24,462       $24,849
30-Sep-00                $23,172       $23,537
31-Oct-00                $23,068       $23,438
30-Nov-00                $21,247       $21,591
31-Dec-00                $21,364       $21,697
31-Jan-01                $22,110       $22,467
28-Feb-01                $20,092       $20,418
31-Mar-01                $18,821       $19,124
30-Apr-01                $20,271       $20,610
31-May-01                $20,407       $20,748
30-Jun-01                $19,903       $20,244
31-Jul-01                $19,703       $20,045
31-Aug-01                $18,463       $18,790
30-Sep-01                $16,971       $17,272
31-Oct-01                $17,297       $17,602
30-Nov-01                $18,610       $18,952
31-Dec-01                $18,768       $19,119
31-Jan-02                $18,492       $18,840
28-Feb-02                $18,141       $18,476
31-Mar-02                $18,810       $19,171
30-Apr-02                $17,674       $18,009
31-May-02                $17,536       $17,876
30-Jun-02                $16,282       $16,603
31-Jul-02                $15,019       $15,310
31-Aug-02                $15,114       $15,409
30-Sep-02                $13,468       $13,734
31-Oct-02                $14,647       $14,943
30-Nov-02                $15,507       $15,823
31-Dec-02                $14,593       $14,894
31-Jan-03                $14,216       $14,504
28-Feb-03                $14,000       $14,286
31-Mar-03                $14,129       $14,425
30-Apr-03                $15,294       $15,614
31-May-03                $16,092       $16,436
30-Jun-03                $16,297       $16,647
31-Jul-03                $16,578       $16,940
31-Aug-03                $16,890       $17,270
30-Sep-03                $16,707       $17,087
31-Oct-03                $17,656       $18,054
30-Nov-03                $17,807       $18,213
31-Dec-03                $18,727       $19,167
31-Jan-04                $19,066       $19,520
29-Feb-04                $19,328       $19,791
31-Mar-04                $19,033       $19,493
30-Apr-04                $18,738       $19,187
31-May-04                $18,989       $19,449
30-Jun-04                $19,350       $19,827
31-Jul-04                $18,705       $19,170
31-Aug-04                $18,782       $19,247
30-Sep-04                $18,978       $19,455
31-Oct-04                $19,263       $19,753

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
              Value   Blend   Growth
MARKET CAP
 Large         / /     /X/     / /
 Medium        / /     / /     / /
 Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                         502
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $89,813
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
 Select Shares                                                           $25,000
 e.Shares ($500 for retirement and custodial accounts)                    $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------

(1)  GENERAL ELECTRIC CO.                                                3.4%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   3.0%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.9%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                     2.2%
--------------------------------------------------------------------------------
(5)  WAL-MART STORES, INC.                                               2.2%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        2.1%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.7%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.7%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.5%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.4%
--------------------------------------------------------------------------------
     TOTAL                                                              22.1%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

30.4% CONSUMER NON-DURABLES
21.0% FINANCE
19.2% TECHNOLOGY
 7.3% ENERGY
 7.3% MATERIALS
 6.1% UTILITIES
 5.2% CAPITAL GOODS
 1.8% TRANSPORTATION
 1.6% CONSUMER DURABLES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


10 Schwab Equity Index Funds

SCHWAB 1000 FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

               Fund:     Benchmark:    Fund Category:
             INVESTOR   SCHWAB 1000     MORNINGSTAR
              SHARES      INDEX(R)    LARGE-CAP BLEND
1 YEAR         8.78%        9.23%         7.89%
5 YEARS 2     -1.70%       -1.41%        -1.72%
10 YEARS 2    10.69%       11.10%         9.38%

                                                    1 YEAR                         5 YEARS                         10 YEARS
                                            Fund:      Fund Category:       Fund:     Fund Category:        Fund:     Fund Category:
                                          INVESTOR      MORNINGSTAR       INVESTOR     MORNINGSTAR        INVESTOR     MORNINGSTAR
TOTAL RETURNS AFTER TAX                    SHARES     LARGE-CAP BLEND      SHARES    LARGE-CAP BLEND       SHARES    LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          8.60%          5.88%           -2.00%        -2.76%            10.28%         7.61%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         5.93%          4.04%           -1.61%        -1.93%             9.29%         7.34%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$27,627  INVESTOR SHARES
$28,681  SCHWAB 1000 INDEX(R)
$28,399  S&P 500(R) INDEX

              INVESTOR      SCHWAB 1000       S&P 500(R)
               SHARES        INDEX(R)           INDEX
31-Oct-94     $10,000        $10,000           $10,000
30-Nov-94      $9,639         $9,642            $9,636
31-Dec-94      $9,755         $9,768            $9,779
31-Jan-95     $10,004        $10,019           $10,032
28-Feb-95     $10,399        $10,430           $10,422
31-Mar-95     $10,671        $10,709           $10,730
30-Apr-95     $10,935        $10,980           $11,045
31-May-95     $11,331        $11,386           $11,486
30-Jun-95     $11,633        $11,699           $11,752
31-Jul-95     $12,076        $12,140           $12,141
31-Aug-95     $12,168        $12,235           $12,172
30-Sep-95     $12,650        $12,735           $12,685
31-Oct-95     $12,588        $12,671           $12,640
30-Nov-95     $13,131        $13,229           $13,193
31-Dec-95     $13,326        $13,427           $13,448
31-Jan-96     $13,720        $13,835           $13,905
29-Feb-96     $13,924        $14,040           $14,034
31-Mar-96     $14,049        $14,176           $14,169
30-Apr-96     $14,286        $14,417           $14,377
31-May-96     $14,624        $14,766           $14,747
30-Jun-96     $14,585        $14,742           $14,803
31-Jul-96     $13,892        $14,043           $14,149
31-Aug-96     $14,270        $14,422           $14,447
30-Sep-96     $15,065        $15,230           $15,259
31-Oct-96     $15,371        $15,537           $15,680
30-Nov-96     $16,481        $16,663           $16,865
31-Dec-96     $16,201        $16,392           $16,531
31-Jan-97     $17,133        $17,341           $17,563
28-Feb-97     $17,197        $17,402           $17,702
31-Mar-97     $16,432        $16,643           $16,976
30-Apr-97     $17,316        $17,522           $17,988
31-May-97     $18,416        $18,654           $19,081
30-Jun-97     $19,180        $19,442           $19,936
31-Jul-97     $20,734        $21,011           $21,521
31-Aug-97     $19,738        $20,019           $20,316
30-Sep-97     $20,798        $21,095           $21,427
31-Oct-97     $20,112        $20,402           $20,712
30-Nov-97     $20,956        $21,273           $21,671
31-Dec-97     $21,373        $21,698           $22,043
31-Jan-98     $21,526        $21,865           $22,288
28-Feb-98     $23,111        $23,495           $23,895
31-Mar-98     $24,286        $24,712           $25,118
30-Apr-98     $24,536        $24,982           $25,372
31-May-98     $23,996        $24,436           $24,936
30-Jun-98     $24,962        $25,417           $25,948
31-Jul-98     $24,616        $25,062           $25,673
31-Aug-98     $20,938        $21,320           $21,966
30-Sep-98     $22,290        $22,714           $23,374
31-Oct-98     $24,060        $24,550           $25,274
30-Nov-98     $25,557        $26,082           $26,806
31-Dec-98     $27,178        $27,734           $28,350
31-Jan-99     $28,207        $28,788           $29,535
28-Feb-99     $27,259        $27,852           $28,616
31-Mar-99     $28,353        $28,962           $29,761
30-Apr-99     $29,505        $30,157           $30,913
31-May-99     $28,824        $29,469           $30,183
30-Jun-99     $30,259        $30,960           $31,858
31-Jul-99     $29,294        $29,974           $30,864
31-Aug-99     $29,011        $29,728           $30,710
30-Sep-99     $28,240        $28,844           $29,868
31-Oct-99     $30,106        $30,790           $31,759
30-Nov-99     $30,836        $31,509           $32,405
31-Dec-99     $32,885        $33,620           $34,313
31-Jan-00     $31,342        $32,054           $32,591
29-Feb-00     $31,351        $32,096           $31,974
31-Mar-00     $34,061        $34,888           $35,101
30-Apr-00     $32,779        $33,578           $34,044
31-May-00     $31,922        $32,704           $33,346
30-Jun-00     $32,779        $33,599           $34,170
31-Jul-00     $32,298        $33,084           $33,637
31-Aug-00     $34,486        $35,333           $35,726
30-Sep-00     $32,893        $33,701           $33,840
31-Oct-00     $32,616        $33,432           $33,698
30-Nov-00     $29,832        $30,582           $31,042
31-Dec-00     $30,185        $30,937           $31,195
31-Jan-01     $31,211        $31,968           $32,302
28-Feb-01     $28,319        $29,006           $29,356
31-Mar-01     $26,388        $27,033           $27,495
30-Apr-01     $28,541        $29,254           $29,631
31-May-01     $28,722        $29,446           $29,830
30-Jun-01     $28,089        $28,803           $29,105
31-Jul-01     $27,711        $28,426           $28,820
31-Aug-01     $25,944        $26,623           $27,015
30-Sep-01     $23,766        $24,391           $24,833
31-Oct-01     $24,300        $24,948           $25,307
30-Nov-01     $26,157        $26,859           $27,248
31-Dec-01     $26,485        $27,204           $27,488
31-Jan-02     $26,178        $26,894           $27,086
28-Feb-02     $25,673        $26,383           $26,564
31-Mar-02     $26,701        $27,449           $27,562
30-Apr-02     $25,250        $25,965           $25,892
31-May-02     $25,009        $25,722           $25,701
30-Jun-02     $23,202        $23,864           $23,871
31-Jul-02     $21,461        $22,077           $22,011
31-Aug-02     $21,594        $22,220           $22,154
30-Sep-02     $19,348        $19,911           $19,746
31-Oct-02     $20,931        $21,551           $21,484
30-Nov-02     $22,141        $22,800           $22,749
31-Dec-02     $20,872        $21,496           $21,414
31-Jan-03     $20,351        $20,972           $20,853
28-Feb-03     $20,016        $20,631           $20,540
31-Mar-03     $20,242        $20,864           $20,739
30-Apr-03     $21,854        $22,530           $22,448
31-May-03     $23,038        $23,767           $23,631
30-Jun-03     $23,332        $24,078           $23,934
31-Jul-03     $23,802        $24,571           $24,355
31-Aug-03     $24,289        $25,091           $24,830
30-Sep-03     $24,003        $24,807           $24,567
31-Oct-03     $25,397        $26,258           $25,957
30-Nov-03     $25,683        $26,557           $26,185
31-Dec-03     $26,871        $27,798           $27,558
31-Jan-04     $27,347        $28,301           $28,065
29-Feb-04     $27,737        $28,719           $28,455
31-Mar-04     $27,380        $28,356           $28,025
30-Apr-04     $26,880        $27,844           $27,585
31-May-04     $27,253        $28,240           $27,963
30-Jun-04     $27,729        $28,751           $28,505
31-Jul-04     $26,752        $27,744           $27,562
31-Aug-04     $26,862        $27,868           $27,672
30-Sep-04     $27,202        $28,232           $27,971
31-Oct-04     $27,627        $28,681           $28,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                            Fund:    Benchmark:    Fund Category:
                           SELECT   SCHWAB 1000     MORNINGSTAR
                           SHARES     INDEX(R)    LARGE-CAP BLEND
1 YEAR                      8.90%       9.23%          7.89%
5 YEARS 2                  -1.58%      -1.41%         -1.72%
SINCE INCEPTION: 5/19/97 2  6.02%       6.24%          1.14%

                                                1 YEAR                           5 YEARS                     SINCE INCEPTION
                                          Fund:      Fund Category:       Fund:      Fund Category:       Fund:      Fund Category:
                                         SELECT       MORNINGSTAR        SELECT       MORNINGSTAR        SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                  SHARES     LARGE-CAP BLEND      SHARES     LARGE-CAP BLEND      SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        8.70%          5.88%           -1.92%          -2.76%           5.66%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       6.03%          4.04%           -1.53%          -1.93%           5.02%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$77,310  SELECT SHARES
$78,514  SCHWAB 1000 INDEX(R)
$75,799  S&P 500(R) INDEX

              SELECT      SCHWAB 1000   S&P 500(R)
              SHARES       INDEX(R)       INDEX
19-May-97      $50,000     $50,000       $50,000
31-May-97      $51,040     $51,064       $50,930
30-Jun-97      $53,180     $53,222       $53,212
31-Jul-97      $57,490     $57,518       $57,442
31-Aug-97      $54,750     $54,801       $54,225
30-Sep-97      $57,685     $57,746       $57,191
31-Oct-97      $55,785     $55,851       $55,281
30-Nov-97      $58,150     $58,233       $57,841
31-Dec-97      $59,325     $59,398       $58,836
31-Jan-98      $59,725     $59,855       $59,489
28-Feb-98      $64,145     $64,318       $63,778
31-Mar-98      $67,405     $67,648       $67,043
30-Apr-98      $68,100     $68,387       $67,720
31-May-98      $66,625     $66,893       $66,556
30-Jun-98      $69,305     $69,578       $69,258
31-Jul-98      $68,345     $68,606       $68,524
31-Aug-98      $58,140     $58,362       $58,629
30-Sep-98      $61,915     $62,179       $62,387
31-Oct-98      $66,825     $67,206       $67,459
30-Nov-98      $71,000     $71,400       $71,547
31-Dec-98      $75,505     $75,922       $75,668
31-Jan-99      $78,385     $78,805       $78,831
28-Feb-99      $75,750     $76,244       $76,379
31-Mar-99      $78,795     $79,282       $79,434
30-Apr-99      $82,015     $82,553       $82,509
31-May-99      $80,120     $80,671       $80,561
30-Jun-99      $84,110     $84,753       $85,033
31-Jul-99      $81,450     $82,052       $82,380
31-Aug-99      $80,665     $81,380       $81,968
30-Sep-99      $78,545     $78,960       $79,721
31-Oct-99      $83,725     $84,287       $84,767
30-Nov-99      $85,755     $86,255       $86,491
31-Dec-99      $91,470     $92,034       $91,585
31-Jan-00      $87,180     $87,747       $86,987
29-Feb-00      $87,225     $87,861       $85,341
31-Mar-00      $94,765     $95,504       $93,687
30-Apr-00      $91,200     $91,917       $90,867
31-May-00      $88,835     $89,525       $89,004
30-Jun-00      $91,220     $91,977       $91,203
31-Jul-00      $89,905     $90,566       $89,780
31-Aug-00      $95,990     $96,722       $95,356
30-Sep-00      $91,585     $92,255       $90,322
31-Oct-00      $90,810     $91,519       $89,942
30-Nov-00      $83,065     $83,717       $82,855
31-Dec-00      $84,050     $84,689       $83,261
31-Jan-01      $86,935     $87,511       $86,217
28-Feb-01      $78,875     $79,404       $78,354
31-Mar-01      $73,515     $74,002       $73,386
30-Apr-01      $79,515     $80,081       $79,088
31-May-01      $80,020     $80,608       $79,618
30-Jun-01      $78,280     $78,847       $77,683
31-Jul-01      $77,225     $77,815       $76,922
31-Aug-01      $72,325     $72,879       $72,107
30-Sep-01      $66,255     $66,771       $66,280
31-Oct-01      $67,745     $68,296       $67,546
30-Nov-01      $72,920     $73,526       $72,727
31-Dec-01      $73,845     $74,470       $73,367
31-Jan-02      $72,990     $73,622       $72,296
28-Feb-02      $71,600     $72,223       $70,901
31-Mar-02      $74,445     $75,140       $73,567
30-Apr-02      $70,445     $71,078       $69,108
31-May-02      $69,775     $70,413       $68,597
30-Jun-02      $64,710     $65,326       $63,713
31-Jul-02      $59,875     $60,436       $58,750
31-Aug-02      $60,245     $60,827       $59,132
30-Sep-02      $53,980     $54,506       $52,704
31-Oct-02      $58,420     $58,995       $57,342
30-Nov-02      $61,795     $62,414       $60,719
31-Dec-02      $58,255     $58,846       $57,155
31-Jan-03      $56,805     $57,410       $55,658
28-Feb-03      $55,865     $56,475       $54,823
31-Mar-03      $56,500     $57,115       $55,355
30-Apr-03      $61,025     $61,676       $59,916
31-May-03      $64,355     $65,062       $63,073
30-Jun-03      $65,175     $65,913       $63,881
31-Jul-03      $66,490     $67,261       $65,005
31-Aug-03      $67,875     $68,686       $66,273
30-Sep-03      $67,075     $67,908       $65,570
31-Oct-03      $70,990     $71,880       $69,281
30-Nov-03      $71,790     $72,699       $69,891
31-Dec-03      $75,105     $76,095       $73,553
31-Jan-04      $76,455     $77,473       $74,907
29-Feb-04      $77,550     $78,618       $75,948
31-Mar-04      $76,550     $77,622       $74,801
30-Apr-04      $75,175     $76,223       $73,627
31-May-04      $76,220     $77,305       $74,635
30-Jun-04      $77,575     $78,705       $76,083
31-Jul-04      $74,840     $75,948       $73,565
31-Aug-04      $75,175     $76,288       $73,859
30-Sep-04      $76,125     $77,284       $74,657
31-Oct-04      $77,310     $78,514       $75,799

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB 1000 FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1
[GRAPHIC]

                  INVESTMENT STYLE
               Value   Blend   Growth
MARKET CAP
 Large         / /     /X/     / /
 Medium        / /     / /     / /
 Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                        986
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                            $79,733
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                               20.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                   2.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)         $2,500
 Select Shares                                                         $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   2.7%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.5%
--------------------------------------------------------------------------------
(4)  WAL-MART STORES, INC.                                               1.9%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                     1.9%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        1.8%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.5%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.4%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.3%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.3%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.7% CONSUMER NON-DURABLES
22.6% FINANCE
18.3% TECHNOLOGY
 7.7% MATERIALS
 6.8% ENERGY
 6.2% UTILITIES
 4.9% CAPITAL GOODS
 1.8% TRANSPORTATION
 1.8% CONSUMER DURABLES
 0.2% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

             Fund:        Benchmark:        Fund Category:
           INVESTOR        SCHWAB            MORNINGSTAR
            SHARES    SMALL-CAP INDEX(R)   SMALL-CAP BLEND
1 YEAR       9.98%         10.38%              13.51%
5 YEARS 2    6.63%          6.82%              12.25%
10 YEARS 2   9.94%         10.89%              11.83%

                                                   1 YEAR                          5 YEARS                       10 YEARS
                                           Fund:      Fund Category:       Fund:      Fund Category:       Fund:      Fund Category:
                                         INVESTOR      MORNINGSTAR       INVESTOR      MORNINGSTAR       INVESTOR      MORNINGSTAR
TOTAL RETURNS AFTER TAX                   SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         9.88%          11.50%           5.55%          10.91%           9.17%          9.79%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        6.61%           8.05%           5.14%           9.94%           8.43%          9.39%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$25,809  INVESTOR SHARES
$28,150  SCHWAB SMALL-CAP INDEX(R)
$26,238  RUSSELL 2000(R) INDEX

                            SCHWAB
              INVESTOR     SMALL-CAP        RUSSELL
               SHARES       INDEX(R)     2000(R) INDEX
31-Oct-94      $10,000      $10,000       $10,000
30-Nov-94       $9,602       $9,623        $9,596
31-Dec-94       $9,778       $9,853        $9,853
31-Jan-95       $9,668       $9,693        $9,729
28-Feb-95      $10,019      $10,080       $10,134
31-Mar-95      $10,269      $10,289       $10,307
30-Apr-95      $10,499      $10,515       $10,536
31-May-95      $10,649      $10,651       $10,717
30-Jun-95      $11,140      $11,189       $11,273
31-Jul-95      $11,791      $11,844       $11,923
31-Aug-95      $12,001      $12,090       $12,169
30-Sep-95      $12,231      $12,326       $12,387
31-Oct-95      $11,710      $11,735       $11,834
30-Nov-95      $12,251      $12,299       $12,331
31-Dec-95      $12,482      $12,595       $12,656
31-Jan-96      $12,412      $12,562       $12,642
29-Feb-96      $12,885      $13,067       $13,037
31-Mar-96      $13,087      $13,294       $13,303
30-Apr-96      $13,811      $13,997       $14,014
31-May-96      $14,293      $14,476       $14,566
30-Jun-96      $13,760      $14,014       $13,968
31-Jul-96      $12,563      $12,883       $12,748
31-Aug-96      $13,328      $13,700       $13,489
30-Sep-96      $13,921      $14,204       $14,016
31-Oct-96      $13,670      $13,961       $13,801
30-Nov-96      $14,253      $14,517       $14,369
31-Dec-96      $14,416      $14,787       $14,746
31-Jan-97      $14,801      $15,136       $15,041
28-Feb-97      $14,285      $14,767       $14,677
31-Mar-97      $13,568      $14,048       $13,984
30-Apr-97      $13,669      $14,089       $14,023
31-May-97      $15,286      $15,815       $15,582
30-Jun-97      $16,023      $16,632       $16,251
31-Jul-97      $17,104      $17,581       $17,006
31-Aug-97      $17,427      $17,976       $17,396
30-Sep-97      $18,731      $19,386       $18,669
31-Oct-97      $17,912      $18,540       $17,850
30-Nov-97      $17,730      $18,371       $17,734
31-Dec-97      $18,121      $18,756       $18,044
31-Jan-98      $17,674      $18,461       $17,759
28-Feb-98      $19,073      $19,988       $19,071
31-Mar-98      $19,915      $20,888       $19,857
30-Apr-98      $20,016      $21,031       $19,966
31-May-98      $18,810      $19,795       $18,890
30-Jun-98      $18,840      $19,851       $18,930
31-Jul-98      $17,360      $18,324       $17,396
31-Aug-98      $13,973      $14,791       $14,018
30-Sep-98      $14,896      $15,719       $15,116
31-Oct-98      $15,606      $16,464       $15,732
30-Nov-98      $16,427      $17,318       $16,557
31-Dec-98      $17,473      $18,445       $17,582
31-Jan-99      $17,505      $18,525       $17,815
28-Feb-99      $16,043      $16,976       $16,372
31-Mar-99      $16,268      $17,301       $16,628
30-Apr-99      $17,548      $18,884       $18,118
31-May-99      $17,860      $19,214       $18,382
30-Jun-99      $18,849      $20,473       $19,213
31-Jul-99      $18,753      $20,313       $18,687
31-Aug-99      $18,193      $19,740       $17,995
30-Sep-99      $18,376      $19,908       $17,999
31-Oct-99      $18,720      $20,236       $18,073
30-Nov-99      $19,881      $21,500       $19,152
31-Dec-99      $21,701      $23,548       $21,320
31-Jan-00      $20,882      $22,668       $20,976
29-Feb-00      $23,650      $25,634       $24,439
31-Mar-00      $22,929      $24,962       $22,829
30-Apr-00      $21,797      $23,755       $21,455
31-May-00      $20,772      $22,603       $20,204
30-Jun-00      $22,530      $24,492       $21,966
31-Jul-00      $21,636      $23,540       $21,258
31-Aug-00      $23,812      $25,906       $22,880
30-Sep-00      $23,091      $25,117       $22,208
31-Oct-00      $22,691      $24,656       $21,217
30-Nov-00      $20,515      $22,309       $19,038
31-Dec-00      $22,511      $24,471       $20,674
31-Jan-01      $22,878      $24,800       $21,751
28-Feb-01      $21,150      $22,929       $20,324
31-Mar-01      $20,193      $21,893       $19,330
30-Apr-01      $21,812      $23,667       $20,842
31-May-01      $22,400      $24,302       $21,354
30-Jun-01      $23,394      $25,390       $22,091
31-Jul-01      $22,339      $24,262       $20,896
31-Aug-01      $21,714      $23,574       $20,221
30-Sep-01      $18,648      $20,253       $17,499
31-Oct-01      $19,593      $21,267       $18,523
30-Nov-01      $21,027      $22,835       $19,957
31-Dec-01      $22,309      $24,211       $21,188
31-Jan-02      $21,506      $23,310       $20,968
28-Feb-02      $20,741      $22,481       $20,393
31-Mar-02      $22,538      $24,443       $22,033
30-Apr-02      $22,423      $24,312       $22,233
31-May-02      $21,391      $23,200       $21,246
30-Jun-02      $20,269      $21,980       $20,192
31-Jul-02      $17,502      $18,972       $17,143
31-Aug-02      $17,592      $19,082       $17,100
30-Sep-02      $16,457      $17,849       $15,872
31-Oct-02      $16,916      $18,346       $16,382
30-Nov-02      $18,217      $19,757       $17,843
31-Dec-02      $17,297      $18,781       $16,849
31-Jan-03      $16,486      $17,853       $16,383
28-Feb-03      $15,931      $17,270       $15,888
31-Mar-03      $16,125      $17,486       $16,093
30-Apr-03      $17,800      $19,317       $17,618
31-May-03      $19,718      $21,392       $19,509
30-Jun-03      $20,066      $21,778       $19,862
31-Jul-03      $21,110      $22,927       $21,105
31-Aug-03      $22,140      $24,049       $22,072
30-Sep-03      $21,676      $23,554       $21,664
31-Oct-03      $23,466      $25,502       $23,483
30-Nov-03      $24,290      $26,405       $24,317
31-Dec-03      $24,798      $26,978       $24,811
31-Jan-04      $25,498      $27,720       $25,888
29-Feb-04      $25,602      $27,833       $26,120
31-Mar-04      $25,705      $27,955       $26,363
30-Apr-04      $24,422      $26,563       $25,019
31-May-04      $24,811      $27,002       $25,417
30-Jun-04      $25,977      $28,280       $26,487
31-Jul-04      $24,242      $26,406       $24,704
31-Aug-04      $24,060      $26,210       $24,578
30-Sep-04      $25,304      $27,583       $25,731
31-Oct-04      $25,809      $28,150       $26,238

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                           Fund:       Benchmark:       Fund Category:
                          SELECT        SCHWAB            MORNINGSTAR
                          SHARES   SMALL-CAP INDEX(R)   SMALL-CAP BLEND
1 YEAR                    10.16%        10.38%              13.51%
5 YEARS                    6.77%         6.82%              12.25%
SINCE INCEPTION: 5/19/97   8.04%         8.68%               6.70%

                                                   1 YEAR                         5 YEARS                     SINCE INCEPTION
                                           Fund:     Fund Category:        Fund:     Fund Category:        Fund:     Fund Category:
                                          SELECT       MORNINGSTAR        SELECT       MORNINGSTAR        SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                   SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND      SHARES     SMALL-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        10.04%         11.50%            5.65%         10.91%            7.07%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        6.75%          8.05%            5.23%          9.94%            6.51%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$88,980  SELECT SHARES
$92,989  SCHWAB SMALL-CAP INDEX(R)
$87,491  RUSSELL 2000(R) INDEX

                           SCHWAB       RUSSELL
               SELECT     SMALL-CAP     2000(R)
               SHARES     INDEX(R)      INDEX
19-May-97      $50,000    $50,000       $50,000
31-May-97      $52,170    $52,242       $51,960
30-Jun-97      $54,690    $54,942       $54,189
31-Jul-97      $58,415    $58,075       $56,709
31-Aug-97      $59,485    $59,380       $58,008
30-Sep-97      $63,965    $64,039       $62,254
31-Oct-97      $61,205    $61,244       $59,521
30-Nov-97      $60,550    $60,687       $59,134
31-Dec-97      $61,920    $61,958       $60,169
31-Jan-98      $60,400    $60,983       $59,218
28-Feb-98      $65,175    $66,026       $63,594
31-Mar-98      $68,050    $69,002       $66,214
30-Apr-98      $68,430    $69,473       $66,578
31-May-98      $64,310    $65,391       $62,990
30-Jun-98      $64,415    $65,575       $63,122
31-Jul-98      $59,360    $60,531       $58,009
31-Aug-98      $47,790    $48,861       $46,744
30-Sep-98      $50,945    $51,924       $50,404
31-Oct-98      $53,365    $54,386       $52,460
30-Nov-98      $56,170    $57,207       $55,209
31-Dec-98      $59,775    $60,929       $58,627
31-Jan-99      $59,925    $61,193       $59,407
28-Feb-99      $54,925    $56,079       $54,595
31-Mar-99      $55,660    $57,152       $55,446
30-Apr-99      $60,070    $62,380       $60,414
31-May-99      $61,140    $63,470       $61,296
30-Jun-99      $64,555    $67,629       $64,067
31-Jul-99      $64,225    $67,099       $62,311
31-Aug-99      $62,315    $65,206       $60,006
30-Sep-99      $62,940    $65,762       $60,018
31-Oct-99      $64,115    $66,846       $60,264
30-Nov-99      $68,125    $71,021       $63,862
31-Dec-99      $74,390    $77,788       $71,091
31-Jan-00      $71,585    $74,879       $69,946
29-Feb-00      $81,065    $84,677       $81,495
31-Mar-00      $78,595    $82,458       $76,124
30-Apr-00      $74,755    $78,471       $71,541
31-May-00      $71,250    $74,666       $67,371
30-Jun-00      $77,265    $80,904       $73,245
31-Jul-00      $74,205    $77,761       $70,887
31-Aug-00      $81,655    $85,575       $76,295
30-Sep-00      $79,185    $82,968       $74,052
31-Oct-00      $77,820    $81,448       $70,749
30-Nov-00      $70,405    $73,694       $63,484
31-Dec-00      $77,230    $80,834       $68,937
31-Jan-01      $78,490    $81,923       $72,528
28-Feb-01      $72,565    $75,742       $67,770
31-Mar-01      $69,285    $72,319       $64,457
30-Apr-01      $74,875    $78,181       $69,497
31-May-01      $76,850    $80,277       $71,207
30-Jun-01      $80,300    $83,871       $73,663
31-Jul-01      $76,685    $80,145       $69,678
31-Aug-01      $74,540    $77,873       $67,427
30-Sep-01      $64,030    $66,902       $58,352
31-Oct-01      $67,265    $70,251       $61,765
30-Nov-01      $72,230    $75,432       $66,546
31-Dec-01      $76,610    $79,977       $70,652
31-Jan-02      $73,855    $77,001       $69,917
28-Feb-02      $71,230    $74,261       $68,001
31-Mar-02      $77,400    $80,744       $73,469
30-Apr-02      $77,005    $80,311       $74,137
31-May-02      $73,505    $76,636       $70,846
30-Jun-02      $69,655    $72,606       $67,332
31-Jul-02      $60,160    $62,669       $57,165
31-Aug-02      $60,465    $63,034       $57,022
30-Sep-02      $56,530    $58,961       $52,927
31-Oct-02      $58,105    $60,603       $54,626
30-Nov-02      $62,610    $65,263       $59,499
31-Dec-02      $59,485    $62,041       $56,185
31-Jan-03      $56,655    $58,974       $54,629
28-Feb-03      $54,795    $57,049       $52,979
31-Mar-03      $55,460    $57,761       $53,662
30-Apr-03      $61,255    $63,810       $58,749
31-May-03      $67,805    $70,666       $65,053
30-Jun-03      $69,000    $71,940       $66,231
31-Jul-03      $72,630    $75,736       $70,377
31-Aug-03      $76,170    $79,443       $73,600
30-Sep-03      $74,625    $77,805       $72,238
31-Oct-03      $80,775    $84,240       $78,307
30-Nov-03      $83,610    $87,223       $81,086
31-Dec-03      $85,415    $89,118       $82,732
31-Jan-04      $87,820    $91,568       $86,323
29-Feb-04      $88,180    $91,940       $87,100
31-Mar-04      $88,535    $92,345       $87,910
30-Apr-04      $84,120    $87,745       $83,427
31-May-04      $85,505    $89,198       $84,753
30-Jun-04      $89,515    $93,417       $88,321
31-Jul-04      $83,545    $87,229       $82,377
31-Aug-04      $82,920    $86,580       $81,957
30-Sep-04      $87,245    $91,115       $85,801
31-Oct-04      $88,980    $92,989       $87,491

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
              Value   Blend   Growth
MARKET CAP
 Large         / /     / /     / /
 Medium        / /     / /     / /
 Small         / /     /X/     / /

STATISTICS

NUMBER OF HOLDINGS                                                         974
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $973
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                35.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    39%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  WYNN RESORTS LTD.                                                   0.7%
--------------------------------------------------------------------------------
(2)  UNITEDGLOBALCOM, INC. Class A                                       0.4%
--------------------------------------------------------------------------------
(3)  UNITED DEFENSE INDUSTRIES, INC.                                     0.3%
--------------------------------------------------------------------------------
(4)  LANDSTAR SYSTEMS, INC.                                              0.3%
--------------------------------------------------------------------------------
(5)  TESORO PETROLEUM CORP.                                              0.3%
--------------------------------------------------------------------------------
(6)  CATHAY GENERAL BANCORP., INC.                                       0.3%
--------------------------------------------------------------------------------
(7)  EAST-WEST BANCORP, INC.                                             0.3%
--------------------------------------------------------------------------------
(8)  NEW CENTURY FINANCIAL CORP.                                         0.3%
--------------------------------------------------------------------------------
(9)  PLAINS EXPLORATION & PRODUCTION CO.                                 0.3%
--------------------------------------------------------------------------------
(10) SCIENTIFIC GAMES CORP. Class A                                      0.3%
--------------------------------------------------------------------------------
     TOTAL                                                               3.5%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.6% MATERIALS
21.8% FINANCE
17.6% CONSUMER NON-DURABLES
15.6% TECHNOLOGY
 6.3% ENERGY
 6.1% CAPITAL GOODS
 3.8% CONSUMER DURABLES
 3.2% TRANSPORTATION
 2.9% UTILITIES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                           Benchmark:
                             Fund:         DOW JONES         Fund Category:
                           INVESTOR      WILSHIRE 5000        MORNINGSTAR
                            SHARES    COMPOSITE INDEX(SM)   LARGE-CAP BLEND
1 YEAR                       9.93%          10.00%               7.89%
5 YEARS 2                   -0.99%          -0.93%              -1.72%
SINCE INCEPTION: 6/1/99 2   -0.14%          -0.06%              -0.85%

                                                 1 YEAR                          5 YEARS                      SINCE INCEPTION
                                        Fund:       Fund Category:       Fund:       Fund Category:       Fund:       Fund Category:
                                      INVESTOR       MORNINGSTAR       INVESTOR       MORNINGSTAR       INVESTOR       MORNINGSTAR
TOTAL RETURNS AFTER TAX                SHARES      LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      9.78%           5.88%           -1.27%           -2.76%          -0.40%            n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     6.63%           4.04%           -1.00%           -1.93%          -0.27%            n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$9,926  INVESTOR SHARES
$9,970  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

                                DOW JONES
                              WILSHIRE 5000
              INVESTOR          COMPOSITE
               SHARES           INDEX(SM)
01-Jun-99     $10,000            $10,000
30-Jun-99     $10,515            $10,518
31-Jul-99     $10,165            $10,180
31-Aug-99     $10,070            $10,086
30-Sep-99      $9,820             $9,822
31-Oct-99     $10,435            $10,447
30-Nov-99     $10,790            $10,797
31-Dec-99     $11,605            $11,617
31-Jan-00     $11,108            $11,135
29-Feb-00     $11,374            $11,384
31-Mar-00     $12,022            $12,060
30-Apr-00     $11,399            $11,432
31-May-00     $11,012            $11,033
30-Jun-00     $11,484            $11,519
31-Jul-00     $11,258            $11,284
31-Aug-00     $12,077            $12,104
30-Sep-00     $11,520            $11,538
31-Oct-00     $11,294            $11,294
30-Nov-00     $10,179            $10,170
31-Dec-00     $10,371            $10,351
31-Jan-01     $10,746            $10,748
28-Feb-01      $9,724             $9,729
31-Mar-01      $9,066             $9,074
30-Apr-01      $9,815             $9,821
31-May-01      $9,911             $9,919
30-Jun-01      $9,754             $9,752
31-Jul-01      $9,587             $9,591
31-Aug-01      $9,010             $9,011
30-Sep-01      $8,206             $8,202
31-Oct-01      $8,408             $8,410
30-Nov-01      $9,046             $9,054
31-Dec-01      $9,211             $9,217
31-Jan-02      $9,093             $9,102
28-Feb-02      $8,915             $8,915
31-Mar-02      $9,308             $9,305
30-Apr-02      $8,874             $8,851
31-May-02      $8,766             $8,747
30-Jun-02      $8,169             $8,132
31-Jul-02      $7,516             $7,476
31-Aug-02      $7,567             $7,520
30-Sep-02      $6,816             $6,765
31-Oct-02      $7,327             $7,283
30-Nov-02      $7,740             $7,722
31-Dec-02      $7,320             $7,294
31-Jan-03      $7,139             $7,111
28-Feb-03      $7,010             $6,990
31-Mar-03      $7,098             $7,069
30-Apr-03      $7,656             $7,649
31-May-03      $8,105             $8,116
30-Jun-03      $8,229             $8,237
31-Jul-03      $8,415             $8,435
31-Aug-03      $8,611             $8,637
30-Sep-03      $8,513             $8,542
31-Oct-03      $9,030             $9,064
30-Nov-03      $9,164             $9,190
31-Dec-03      $9,566             $9,603
31-Jan-04      $9,769             $9,817
29-Feb-04      $9,910             $9,961
31-Mar-04      $9,811             $9,854
30-Apr-04      $9,603             $9,644
31-May-04      $9,733             $9,777
30-Jun-04      $9,936             $9,981
31-Jul-04      $9,571             $9,599
31-Aug-04      $9,603             $9,631
30-Sep-04      $9,764             $9,802
31-Oct-04      $9,926             $9,970

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                       Benchmark:
                          Fund:        DOW JONES         Fund Category:
                         SELECT      WILSHIRE 5000        MORNINGSTAR
                         SHARES   COMPOSITE INDEX(SM)   LARGE-CAP BLEND
1 YEAR                   10.16%         10.00%               7.89%
5 YEARS                  -0.85%         -0.93%              -1.72%
SINCE INCEPTION: 6/1/99   0.02%         -0.06%              -0.85%

                                                       YEAR                          5 YEARS                    SINCE INCEPTION
                                             Fund:      Fund Category:      Fund:      Fund Category:      Fund:      Fund Category:
                                            SELECT       MORNINGSTAR       SELECT       MORNINGSTAR       SELECT       MORNINGSTAR
TOTAL RETURNS AFTER TAX                     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           9.99%          5.88%          -1.16%          -2.76%         -0.27%           n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          6.81%          4.04%          -0.90%          -1.93%         -0.15%           n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

[LINE GRAPH]

$50,050  SELECT SHARES
$49,850  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

                              DOW JONES
                            WILSHIRE 5000
              SELECT          COMPOSITE
              SHARES          INDEX(SM)
01-Jun-99     $50,000           $50,000
30-Jun-99     $52,600           $52,590
31-Jul-99     $50,850           $50,902
31-Aug-99     $50,350           $50,428
30-Sep-99     $49,125           $49,112
31-Oct-99     $52,225           $52,236
30-Nov-99     $53,975           $53,986
31-Dec-99     $58,065           $58,083
31-Jan-00     $55,605           $55,673
29-Feb-00     $56,935           $56,920
31-Mar-00     $60,150           $60,301
30-Apr-00     $57,060           $57,159
31-May-00     $55,130           $55,164
30-Jun-00     $57,515           $57,597
31-Jul-00     $56,385           $56,422
31-Aug-00     $60,480           $60,518
30-Sep-00     $57,715           $57,692
31-Oct-00     $56,560           $56,469
30-Nov-00     $51,010           $50,850
31-Dec-00     $51,975           $51,755
31-Jan-01     $53,850           $53,738
28-Feb-01     $48,730           $48,643
31-Mar-01     $45,435           $45,370
30-Apr-01     $49,185           $49,104
31-May-01     $49,695           $49,595
30-Jun-01     $48,910           $48,761
31-Jul-01     $48,070           $47,957
31-Aug-01     $45,185           $45,055
30-Sep-01     $41,155           $41,009
31-Oct-01     $42,190           $42,051
30-Nov-01     $45,385           $45,268
31-Dec-01     $46,210           $46,083
31-Jan-02     $45,645           $45,511
28-Feb-02     $44,725           $44,574
31-Mar-02     $46,720           $46,526
30-Apr-02     $44,520           $44,256
31-May-02     $44,010           $43,734
30-Jun-02     $41,015           $40,659
31-Jul-02     $37,735           $37,378
31-Aug-02     $37,990           $37,598
30-Sep-02     $34,230           $33,827
31-Oct-02     $36,790           $36,415
30-Nov-02     $38,860           $38,611
31-Dec-02     $36,775           $36,472
31-Jan-03     $35,865           $35,553
28-Feb-03     $35,245           $34,952
31-Mar-03     $35,660           $35,347
30-Apr-03     $38,485           $38,245
31-May-03     $40,740           $40,582
30-Jun-03     $41,365           $41,183
31-Jul-03     $42,325           $42,175
31-Aug-03     $43,310           $43,187
30-Sep-03     $42,815           $42,708
31-Oct-03     $45,435           $45,318
30-Nov-03     $46,110           $45,952
31-Dec-03     $48,165           $48,015
31-Jan-04     $49,160           $49,086
29-Feb-04     $49,895           $49,803
31-Mar-04     $49,395           $49,270
30-Apr-04     $48,345           $48,220
31-May-04     $49,030           $48,886
30-Jun-04     $50,050           $49,903
31-Jul-04     $48,215           $47,996
31-Aug-04     $48,375           $48,155
30-Sep-04     $49,185           $49,012
31-Oct-04     $50,050           $49,850

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
              Value   Blend   Growth
MARKET CAP
 Large         / /     /X/     / /
 Medium        / /     / /     / /
 Small         / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,965
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $70,406
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                21.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                2.6%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   2.3%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.2%
--------------------------------------------------------------------------------
(4)  WAL-MART STORES, INC.                                               1.7%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                     1.7%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        1.6%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.3%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.3%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.2%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                               1.1%
--------------------------------------------------------------------------------
     TOTAL                                                              17.0%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

28.4%  CONSUMER NON-DURABLES
22.3%  FINANCE
18.0%  TECHNOLOGY
 9.2%  MATERIALS
 7.0%  ENERGY
 5.8%  UTILITIES
 4.7%  CAPITAL GOODS
 2.0%  TRANSPORTATION
 1.9%  CONSUMER DURABLES
 0.7%  OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                              Benchmark:
                   Fund:        SCHWAB        Fund Category:
                 INVESTOR    INTERNATIONAL  MORNINGSTAR FOREIGN
                  SHARES        INDEX(R)     LARGE-CAP BLEND
1 YEAR             18.40%       19.32%           16.12%
5 YEARS            -2.32%       -1.71%           -1.56%
10 YEARS            4.47%        5.07%            4.69%

                                                   1 YEAR                         5 YEARS                        10 YEARS
                                                     Fund Category:                 Fund Category:                   Fund Category:
                                           Fund:      MORNINGSTAR         Fund:      MORNINGSTAR         Fund:        MORNINGSTAR
                                         INVESTOR       FOREIGN         INVESTOR       FOREIGN         INVESTOR         FOREIGN
TOTAL RETURNS AFTER TAX                   SHARES    LARGE-CAP BLEND      SHARES    LARGE-CAP BLEND      SHARES      LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        18.30%        13.82%           -2.67%         -2.72%           4.12%           3.16%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       12.51%         9.24%           -2.11%         -1.89%           3.72%           3.26%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$15,485  INVESTOR SHARES
$16,411  SCHWAB INTERNATIONAL INDEX(R)
$14,837  MSCI-EAFE(R) INDEX

                               SCHWAB
               INVESTOR     INTERNATIONAL     MSCI-EAFE(R)
                SHARES         INDEX(R)          INDEX

31-Oct-94       $10,000        $10,000         $10,000
30-Nov-94        $9,523         $9,503          $9,519
31-Dec-94        $9,575         $9,581          $9,579
31-Jan-95        $9,231         $9,300          $9,211
28-Feb-95        $9,305         $9,325          $9,184
31-Mar-95        $9,825         $9,944          $9,758
30-Apr-95       $10,178        $10,290         $10,124
31-May-95       $10,206        $10,251         $10,004
30-Jun-95       $10,104        $10,129          $9,829
31-Jul-95       $10,615        $10,725         $10,441
31-Aug-95       $10,262        $10,324         $10,043
30-Sep-95       $10,475        $10,576         $10,239
31-Oct-95       $10,336        $10,394          $9,964
30-Nov-95       $10,559        $10,685         $10,241
31-Dec-95       $10,936        $11,099         $10,654
31-Jan-96       $10,964        $11,134         $10,697
29-Feb-96       $10,982        $11,155         $10,734
31-Mar-96       $11,170        $11,363         $10,961
30-Apr-96       $11,443        $11,632         $11,280
31-May-96       $11,320        $11,495         $11,073
30-Jun-96       $11,405        $11,573         $11,135
31-Jul-96       $11,086        $11,273         $10,809
31-Aug-96       $11,190        $11,371         $10,833
30-Sep-96       $11,499        $11,706         $11,121
31-Oct-96       $11,480        $11,666         $11,008
30-Nov-96       $11,996        $12,208         $11,446
31-Dec-96       $11,933        $12,100         $11,298
31-Jan-97       $11,543        $11,698         $10,903
28-Feb-97       $11,714        $11,893         $11,082
31-Mar-97       $11,810        $11,973         $11,122
30-Apr-97       $11,895        $12,102         $11,181
31-May-97       $12,770        $12,990         $11,908
30-Jun-97       $13,485        $13,749         $12,565
31-Jul-97       $13,894        $14,121         $12,768
31-Aug-97       $12,885        $13,102         $11,814
30-Sep-97       $13,770        $13,925         $12,476
31-Oct-97       $12,665        $12,797         $11,517
30-Nov-97       $12,656        $12,747         $11,399
31-Dec-97       $12,805        $12,927         $11,498
31-Jan-98       $13,276        $13,450         $12,024
28-Feb-98       $14,047        $14,263         $12,796
31-Mar-98       $14,412        $14,637         $13,190
30-Apr-98       $14,509        $14,736         $13,294
31-May-98       $14,509        $14,700         $13,229
30-Jun-98       $14,634        $14,796         $13,329
31-Jul-98       $14,673        $14,891         $13,464
31-Aug-98       $12,863        $13,015         $11,796
30-Sep-98       $12,449        $12,588         $11,434
31-Oct-98       $13,681        $13,908         $12,625
30-Nov-98       $14,384        $14,690         $13,271
31-Dec-98       $14,834        $15,172         $13,796
31-Jan-99       $14,785        $15,091         $13,754
28-Feb-99       $14,455        $14,793         $13,427
31-Mar-99       $15,106        $15,472         $13,987
30-Apr-99       $15,718        $16,138         $14,553
31-May-99       $14,950        $15,324         $13,804
30-Jun-99       $15,524        $15,949         $14,342
31-Jul-99       $16,087        $16,542         $14,768
31-Aug-99       $16,232        $16,696         $14,823
30-Sep-99       $16,534        $16,982         $14,972
31-Oct-99       $17,418        $17,886         $15,534
30-Nov-99       $18,214        $18,664         $16,073
31-Dec-99       $19,820        $20,303         $17,516
31-Jan-00       $18,263        $18,829         $16,404
29-Feb-00       $18,518        $19,133         $16,845
31-Mar-00       $19,595        $20,219         $17,499
30-Apr-00       $18,537        $19,126         $16,578
31-May-00       $18,009        $18,565         $16,174
30-Jun-00       $18,684        $19,257         $16,806
31-Jul-00       $17,960        $18,511         $16,102
31-Aug-00       $18,284        $18,837         $16,242
30-Sep-00       $17,333        $17,863         $15,451
31-Oct-00       $16,775        $17,307         $15,086
30-Nov-00       $16,011        $16,528         $14,521
31-Dec-00       $16,334        $16,876         $15,036
31-Jan-01       $16,473        $17,056         $15,041
28-Feb-01       $15,061        $15,575         $13,916
31-Mar-01       $14,047        $14,498         $12,971
30-Apr-01       $15,011        $15,496         $13,862
31-May-01       $14,475        $14,917         $13,349
30-Jun-01       $13,858        $14,280         $12,800
31-Jul-01       $13,510        $13,935         $12,579
31-Aug-01       $13,122        $13,545         $12,287
30-Sep-01       $11,939        $12,318         $11,042
31-Oct-01       $12,149        $12,554         $11,325
30-Nov-01       $12,526        $12,947         $11,743
31-Dec-01       $12,619        $13,035         $11,812
31-Jan-02       $11,966        $12,356         $11,185
28-Feb-02       $12,056        $12,462         $11,263
31-Mar-02       $12,719        $13,119         $11,873
30-Apr-02       $12,759        $13,228         $11,951
31-May-02       $12,931        $13,414         $12,103
30-Jun-02       $12,408        $12,872         $11,621
31-Jul-02       $11,191        $11,616         $10,474
31-Aug-02       $11,161        $11,591         $10,450
30-Sep-02        $9,954        $10,339          $9,328
31-Oct-02       $10,528        $10,955          $9,828
30-Nov-02       $10,970        $11,438         $10,275
31-Dec-02       $10,646        $11,073          $9,929
31-Jan-03       $10,184        $10,608          $9,515
28-Feb-03        $9,979        $10,390          $9,298
31-Mar-03        $9,773        $10,186          $9,115
30-Apr-03       $10,697        $11,186         $10,009
31-May-03       $11,344        $11,857         $10,615
30-Jun-03       $11,612        $12,138         $10,872
31-Jul-03       $11,847        $12,415         $11,135
31-Aug-03       $12,033        $12,625         $11,403
30-Sep-03       $12,360        $12,977         $11,755
31-Oct-03       $13,079        $13,754         $12,487
30-Nov-03       $13,429        $14,119         $12,764
31-Dec-03       $14,493        $15,257         $13,761
31-Jan-04       $14,608        $15,393         $13,955
29-Feb-04       $14,932        $15,739         $14,277
31-Mar-04       $14,890        $15,702         $14,357
30-Apr-04       $14,598        $15,412         $14,033
31-May-04       $14,660        $15,514         $14,081
30-Jun-04       $14,932        $15,800         $14,389
31-Jul-04       $14,556        $15,392         $13,921
31-Aug-04       $14,566        $15,416         $13,983
30-Sep-04       $14,974        $15,845         $14,348
31-Oct-04       $15,485        $16,411         $14,837

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                      Benchmark:
                            Fund:       SCHWAB         Fund Category:
                           SELECT    INTERNATIONAL   MORNINGSTAR FOREIGN
                           SHARES      INDEX(R)        LARGE-CAP BLEND
1 YEAR                     18.56%       19.32%            16.12%
5 YEARS                    -2.21%       -1.71%            -1.56%
SINCE INCEPTION: 5/19/97    2.58%        2.99%            -0.64%

                                                      1 YEAR                        5 YEARS                    SINCE INCEPTION
                                                        Fund Category:                 Fund Category:                 Fund Category:
                                             Fund:       MORNINGSTAR        Fund:       MORNINGSTAR        Fund:       MORNINGSTAR
                                            SELECT         FOREIGN         SELECT         FOREIGN         SELECT         FOREIGN
TOTAL RETURNS AFTER TAX                     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND     SHARES     LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          18.43%          13.82%         -2.60%          -2.72%          2.21%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         12.63%           9.24%         -2.04%          -1.89%          2.03%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

[LINE GRAPH]

$60,440  SELECT SHARES
$62,259  SCHWAB INTERNATIONAL INDEX(R)
$61,358  MSCI-EAFE(R) INDEX

                             SCHWAB
                SELECT    INTERNATIONAL     MSCI-EAFE(R)
                SHARES       INDEX(R)           INDEX
19-May-97       $50,000      $50,000          $50,000
31-May-97       $49,375      $49,283          $49,248
30-Jun-97       $52,170      $52,161          $51,961
31-Jul-97       $53,755      $53,571          $52,803
31-Aug-97       $49,815      $49,706          $48,859
30-Sep-97       $53,240      $52,827          $51,595
31-Oct-97       $49,005      $48,550          $47,627
30-Nov-97       $48,970      $48,360          $47,141
31-Dec-97       $49,580      $49,042          $47,551
31-Jan-98       $51,405      $51,027          $49,725
28-Feb-98       $54,385      $54,111          $52,917
31-Mar-98       $55,800      $55,529          $54,547
30-Apr-98       $56,175      $55,905          $54,978
31-May-98       $56,175      $55,770          $54,708
30-Jun-98       $56,655      $56,133          $55,124
31-Jul-98       $56,845      $56,493          $55,681
31-Aug-98       $49,840      $49,376          $48,782
30-Sep-98       $48,240      $47,757          $47,284
31-Oct-98       $53,005      $52,763          $52,211
30-Nov-98       $55,725      $55,732          $54,885
31-Dec-98       $57,490      $57,561          $57,053
31-Jan-99       $57,305      $57,252          $56,881
28-Feb-99       $56,025      $56,122          $55,528
31-Mar-99       $58,585      $58,699          $57,843
30-Apr-99       $60,955      $61,225          $60,186
31-May-99       $57,980      $58,137          $57,086
30-Jun-99       $60,200      $60,507          $59,313
31-Jul-99       $62,385      $62,757          $61,074
31-Aug-99       $62,950      $63,342          $61,300
30-Sep-99       $64,115      $64,425          $61,919
31-Oct-99       $67,575      $67,857          $64,241
30-Nov-99       $70,660      $70,806          $66,470
31-Dec-99       $76,920      $77,025          $72,439
31-Jan-00       $70,880      $71,433          $67,839
29-Feb-00       $71,870      $72,588          $69,664
31-Mar-00       $76,050      $76,708          $72,367
30-Apr-00       $71,905      $72,561          $68,561
31-May-00       $69,895      $70,431          $66,888
30-Jun-00       $72,515      $73,058          $69,503
31-Jul-00       $69,740      $70,228          $66,591
31-Aug-00       $70,995      $71,462          $67,169
30-Sep-00       $67,310      $67,769          $63,898
31-Oct-00       $65,110      $65,658          $62,390
30-Nov-00       $62,185      $62,703          $60,050
31-Dec-00       $63,455      $64,024          $62,182
31-Jan-01       $63,955      $64,706          $62,201
28-Feb-01       $58,470      $59,090          $57,548
31-Mar-01       $54,570      $55,001          $53,641
30-Apr-01       $58,315      $58,788          $57,326
31-May-01       $56,230      $56,592          $55,205
30-Jun-01       $53,835      $54,175          $52,936
31-Jul-01       $52,485      $52,866          $52,020
31-Aug-01       $51,015      $51,386          $50,813
30-Sep-01       $46,385      $46,733          $45,666
31-Oct-01       $47,235      $47,628          $46,835
30-Nov-01       $48,700      $49,119          $48,563
31-Dec-01       $49,040      $49,452          $48,850
31-Jan-02       $46,540      $46,876          $46,256
28-Feb-02       $46,890      $47,279          $46,579
31-Mar-02       $49,430      $49,771          $49,099
30-Apr-02       $49,590      $50,183          $49,423
31-May-02       $50,255      $50,891          $50,051
30-Jun-02       $48,220      $48,833          $48,059
31-Jul-02       $43,525      $44,067          $43,316
31-Aug-02       $43,410      $43,973          $43,216
30-Sep-02       $38,715      $39,225          $38,575
31-Oct-02       $40,945      $41,560          $40,646
30-Nov-02       $42,665      $43,395          $42,491
31-Dec-02       $41,385      $42,009          $41,064
31-Jan-03       $39,625      $40,243          $39,351
28-Feb-03       $38,825      $39,419          $38,450
31-Mar-03       $38,025      $38,642          $37,697
30-Apr-03       $41,625      $42,438          $41,391
31-May-03       $44,140      $44,981          $43,899
30-Jun-03       $45,180      $46,051          $44,961
31-Jul-03       $46,140      $47,098          $46,050
31-Aug-03       $46,860      $47,898          $47,159
30-Sep-03       $48,140      $49,233          $48,612
31-Oct-03       $50,980      $52,179          $51,640
30-Nov-03       $52,300      $53,566          $52,787
31-Dec-03       $56,485      $57,881          $56,909
31-Jan-04       $56,935      $58,400          $57,712
29-Feb-04       $58,195      $59,711          $59,045
31-Mar-04       $58,035      $59,572          $59,376
30-Apr-04       $56,935      $58,470          $58,034
31-May-04       $57,180      $58,857          $58,231
30-Jun-04       $58,240      $59,940          $59,506
31-Jul-04       $56,770      $58,393          $57,572
31-Aug-04       $56,810      $58,483          $57,826
30-Sep-04       $58,400      $60,114          $59,335
31-Oct-04       $60,440      $62,259          $61,358

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                Schwab Equity Index Funds 21

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

                INVESTMENT STYLE
MARKET CAP   Value   Blend   Growth
 Large        / /     /X/     / /
 Medium       / /     / /     / /
 Small        / /     / /     / /

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                              3.3%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                   2.7%
--------------------------------------------------------------------------------
(3)  VODAFONE GROUP PLC                                                  2.7%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                 1.9%
--------------------------------------------------------------------------------
(5)  TOTAL SA                                                            1.9%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                             1.8%
--------------------------------------------------------------------------------
(7)  ROYAL DUTCH PETROLEUM CO.                                           1.7%
--------------------------------------------------------------------------------
(8)  TOYOTA MOTOR CORP.                                                  1.7%
--------------------------------------------------------------------------------
(9)  NESTLE SA, Registered                                               1.5%
--------------------------------------------------------------------------------
(10) ROYAL BANK OF SCOTLAND GROUP PLC                                    1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              20.5%

STATISTICS

NUMBER OF HOLDINGS                                                         335
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $57,013
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     1%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Portfolio

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR
---------------------------
[PIE CHART]

27.9% FINANCE
24.8% MATERIALS
15.6% CONSUMER NON-DURABLES
10.7% UTILITIES
 7.7% TRANSPORTATION
 4.4% ENERGY
 3.9% CAPITAL GOODS
 2.6% TECHNOLOGY
 2.1% CONSUMER DURABLES
 0.3% OTHER

COUNTRY
---------------------------
[PIE CHART]

27.8% UNITED KINGDOM
17.8% JAPAN
10.6% FRANCE
 7.8% SWITZERLAND
 7.2% GERMANY
 6.2% CANADA
 5.6% NETHERLANDS
 4.1% AUSTRALIA
 3.9% SPAIN
 9.0% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Please see prospectus for further detail and eligibility requirements.


22 Schwab Equity Index Funds

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2004 and held through October 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                          ENDING
                                                                  BEGINNING            ACCOUNT VALUE               EXPENSES
                                         EXPENSE RATIO 1        ACCOUNT VALUE        (NET OF EXPENSES)        PAID DURING PERIOD 2
                                          (ANNUALIZED)            AT 5/1/04            AT 10/31/04              5/1/04-10/31/04
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND

Investor Shares
  Actual Return                              0.37%                 $1,000                 $1,028.00                  $1.89
  Hypothetical 5% Return                     0.37%                 $1,000                 $1,023.28                  $1.88

Select Shares(R)
  Actual Return                              0.19%                 $1,000                 $1,029.10                  $0.97
  Hypothetical 5% Return                     0.19%                 $1,000                 $1,024.18                  $0.97

e.Shares(R)
  Actual Return                              0.28%                 $1,000                 $1,028.00                  $1.43
  Hypothetical 5% Return                     0.28%                 $1,000                 $1,023.73                  $1.42
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB 1000 FUND(R)

Investor Shares
  Actual Return                              0.50%                 $1,000                 $1,027.80                  $2.55
  Hypothetical 5% Return                     0.50%                 $1,000                 $1,022.62                  $2.54

Select Shares
  Actual Return                              0.35%                 $1,000                 $1,028.40                  $1.78
  Hypothetical 5% Return                     0.35%                 $1,000                 $1,023.38                  $1.78

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to that share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


                                                    Schwab Equity Index Funds 23

FUND EXPENSES continued

                                                                                           ENDING
                                                                   BEGINNING             ACCOUNT VALUE               EXPENSES
                                         EXPENSE RATIO 1         ACCOUNT VALUE         (NET OF EXPENSES)        PAID DURING PERIOD 2
                                          (ANNUALIZED)             AT 5/1/04             AT 10/31/04              5/1/04-10/31/04
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
  Actual Return                              0.59%                  $1,000                 $1,056.80                   $3.05
  Hypothetical 5% Return                     0.59%                  $1,000                 $1,022.17                   $3.00

Select Shares
  Actual Return                              0.42%                  $1,000                 $1,057.80                   $2.17
  Hypothetical 5% Return                     0.42%                  $1,000                 $1,023.03                   $2.14
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
  Actual Return                              0.56%                  $1,000                 $1,033.70                   $2.81
  Hypothetical 5% Return                     0.56%                  $1,000                 $1,022.37                   $2.80

Select Shares
  Actual Return                              0.39%                  $1,000                 $1,035.20                   $2.00
  Hypothetical 5% Return                     0.39%                  $1,000                 $1,023.18                   $1.98
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
  Actual Return                              0.69%                  $1,000                 $1,060.80                   $3.57
  Hypothetical 5% Return                     0.69%                  $1,000                 $1,021.67                   $3.51

Select Shares
  Actual Return                              0.50%                  $1,000                 $1,061.60                   $2.59
  Hypothetical 5% Return                     0.50%                  $1,000                 $1,022.62                   $2.54

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to that share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


24 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
INVESTOR SHARES                                       10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.36          13.79           16.45           22.15           21.17
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.23           0.20            0.20            0.17            0.17
     Net realized and unrealized gains or losses         1.23           2.57           (2.68)          (5.70)           1.06
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.46           2.77           (2.48)          (5.53)           1.23
Less distributions:
     Dividends from net investment income               (0.21)         (0.20)          (0.18)          (0.17)          (0.18)
     Distributions from net realized gains                 --             --              --              --           (0.07)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.21)         (0.20)          (0.18)          (0.17)          (0.25)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.61          16.36           13.79           16.45           22.15
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.03          20.39          (15.32)         (25.11)           5.81

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.37           0.36            0.35            0.35            0.36 1
     Gross operating expenses                            0.45           0.46            0.46            0.46            0.52
     Net investment income                               1.35           1.45            1.21            0.95            0.81
Portfolio turnover rate                                     3              3               8               4               9
Net assets, end of period ($ x 1,000,000)               3,849          3,510           2,760           3,070           3,617

1 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 25

SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
SELECT SHARES                                         10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.41          13.83           16.50           22.21           21.23
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.26           0.24            0.22            0.20            0.20
     Net realized and unrealized gains or losses         1.24           2.57           (2.69)          (5.71)           1.06
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.50           2.81           (2.47)          (5.51)           1.26
Less distributions:
     Dividends from net investment income               (0.23)         (0.23)          (0.20)          (0.20)          (0.21)
     Distributions from net realized gains                 --             --              --              --           (0.07)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.23)         (0.23)          (0.20)          (0.20)          (0.28)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.68          16.41           13.83           16.50           22.21
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.25          20.62          (15.20)         (24.97)           5.94

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.19           0.19            0.19            0.19            0.20 1
     Gross operating expenses                            0.30           0.31            0.31            0.31            0.36
     Net investment income                               1.53           1.63            1.37            1.11            0.98
Portfolio turnover rate                                     3              3               8               4               9
Net assets, end of period ($ x 1,000,000)               4,119          3,692           3,029           3,563           4,357

1 The ratio of net operating expenses would have been 0.19% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB S&P 500 FUND

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
E.SHARES                                              10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.37          13.79           16.46           22.17           21.21
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.26           0.23            0.23            0.20            0.20
     Net realized and unrealized gains or losses         1.21           2.56           (2.71)          (5.71)           1.04
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.47           2.79           (2.48)          (5.51)           1.24
Less distributions:
     Dividends from net investment income               (0.22)         (0.21)          (0.19)          (0.20)          (0.21)
     Distributions from net realized gains                 --             --              --              --           (0.07)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.22)         (0.21)          (0.19)          (0.20)          (0.28)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.62          16.37           13.79           16.46           22.17
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.10          20.55          (15.32)         (25.02)           5.84

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.28           0.28            0.28            0.28            0.29 1
     Gross operating expenses                            0.30           0.31            0.31            0.31            0.36
     Net investment income                               1.44           1.54            1.28            1.02            0.88
Portfolio turnover rate                                     3              3               8               4               9
Net assets, end of period ($ x 1,000,000)                 249            246             220             304             441

1 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 27

SCHWAB S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

                                                     COST                VALUE
HOLDINGS BY CATEGORY                              ($x1,000)            ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                              7,443,407           8,204,858

  0.1%  SHORT-TERM
        INVESTMENT                                    9,415               9,415

  0.0%  U.S. TREASURY
        OBLIGATIONS                                     973                 973
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                         7,453,795           8,215,246

  7.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                          641,932             641,932

(7.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (639,803)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              8,217,375

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      COMMON STOCK 99.9% of net assets

      AEROSPACE / DEFENSE 1.9%
      --------------------------------------------------------------------------
      Other Securities                                     1.9           154,257

      AIR TRANSPORTATION 1.3%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B  875,969                                     0.9            69,359
      Other Securities                                     0.4            33,712
                                                       -------       -----------
                                                           1.3           103,071
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            37,410

      APPAREL 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            36,764

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Other Securities                                     1.1            87,613

      BANKS 8.0%
      --------------------------------------------------------------------------
  (7) Bank of America
      Corp.  3,185,172                                     1.7           142,664
      JPMorgan Chase &
      Co.  2,789,215                                       1.3           107,664
      U.S. Bancorp  1,460,541                              0.5            41,786
      Wachovia Corp.  1,021,821                            0.6            50,284
      Wells Fargo & Co.  1,322,357                         1.0            78,971
      Other Securities                                     2.9           236,220
                                                       -------       -----------
                                                           8.0           657,589
      BUSINESS MACHINES & SOFTWARE 9.0%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.  5,294,483                       1.2           101,707
    o Dell, Inc.  1,955,032                                0.8            68,543
      Hewlett-Packard
      Co.  2,349,878                                       0.5            43,849
 (10) International Business
      Machines Corp.  1,311,743                            1.4           117,729
 =(3) Microsoft Corp.  8,513,790                           2.9           238,301
   @o Oracle Corp.  4,033,549                              0.6            51,065
      Other Securities                                     1.6           122,082
                                                       -------       -----------
                                                           9.0           743,276


28 See financial notes.

SCHWAB S&P 500 FUND

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      BUSINESS SERVICES 4.5%
      --------------------------------------------------------------------------
    o eBay, Inc.  514,370                                  0.6            50,208
      Tyco International
      Ltd.  1,573,000                                      0.6            48,999
    o Yahoo! Inc.  1,058,458                               0.5            38,306
      Other Securities                                     2.8           228,310
                                                       -------       -----------
                                                           4.5           365,823
      CHEMICALS 1.5%
      --------------------------------------------------------------------------
      Other Securities                                     1.5           125,594

      CONSTRUCTION 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            39,639

      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2            18,034

      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1            11,796

      ELECTRONICS 5.0%
      --------------------------------------------------------------------------
    @ Intel Corp.  5,023,205                               1.4           111,817
      Qualcomm, Inc.  1,266,736                            0.7            52,962
      Other Securities                                     2.9           248,887
                                                       -------       -----------
                                                           5.0           413,666
      ENERGY: RAW MATERIALS 1.8%
      --------------------------------------------------------------------------
      Other Securities                                     1.8           150,220

      FOOD & AGRICULTURE 3.4%
      --------------------------------------------------------------------------
      The Coca-Cola Co.  1,893,069                         0.9            76,972
      PepsiCo, Inc.  1,326,494                             0.8            65,768
      Other Securities                                     1.7           137,711
                                                       -------       -----------
                                                           3.4           280,451
      GOLD 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2            16,425

      HEALTHCARE / DRUGS & MEDICINE 12.2%
      --------------------------------------------------------------------------
      Abbott Laboratories  1,222,533                       0.6            52,117
   @o Amgen, Inc.  985,789                                 0.7            55,993
      Eli Lilly & Co.  878,527                             0.6            48,240
 @(8) Johnson & Johnson  2,324,156                         1.7           135,684
      Medtronic, Inc.  942,124                             0.6            48,152
      Merck & Co., Inc.  1,730,042                         0.7            54,168
  (6) Pfizer, Inc.  5,912,611                              2.1           171,170
      UnitedHealth Group,
      Inc.  517,316                                        0.5            37,454
      Wyeth  1,034,682                                     0.5            41,025
      Other Securities                                     4.2           359,941
                                                       -------       -----------
                                                          12.2         1,003,944
      HOUSEHOLD PRODUCTS 2.2%
      --------------------------------------------------------------------------
    = Procter & Gamble
      Co.  1,990,726                                       1.3           101,886
      Other Securities                                     0.9            80,423
                                                       -------       -----------
                                                           2.2           182,309
      INSURANCE 4.6%
      --------------------------------------------------------------------------
  (9) American International
      Group, Inc.  2,040,150                               1.5           123,858
      Other Securities                                     3.1           253,208
                                                       -------       -----------
                                                           4.6           377,066
      MEDIA 3.5%
      --------------------------------------------------------------------------
   @o Comcast Corp.,
      Class A  1,742,810                                   0.6            51,413
    o Time Warner, Inc.  3,558,276                         0.7            59,210
    @ Viacom, Inc.,
      Class B  1,358,469                                   0.6            49,571
      The Walt Disney
      Co.  1,593,305                                       0.5            40,183
      Other Securities                                     1.1            83,012
                                                       -------       -----------
                                                           3.5           283,389
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  607,876                                      0.6            47,153

      MISCELLANEOUS FINANCE 7.7%
      --------------------------------------------------------------------------
      American Express
      Co.  990,581                                         0.6            52,570
    / The Charles Schwab
      Corp.  1,063,150                                     0.1             9,728
  (4) Citigroup, Inc.  4,056,339                           2.2           179,980
      Fannie Mae  753,227                                  0.6            52,839
      Merrill Lynch & Co.,
      Inc.  730,834                                        0.5            39,421
      Morgan Stanley  855,539                              0.5            43,709
      Other Securities                                     3.2           254,466
                                                       -------       -----------
                                                           7.7           632,713


                                                         See financial notes. 29

SCHWAB S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      NON-DURABLES & ENTERTAINMENT 1.2%
      --------------------------------------------------------------------------
      Other Securities                                     1.2            96,787

      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4            35,915

      OIL: DOMESTIC 1.2%
      --------------------------------------------------------------------------
      ConocoPhillips 535,948                               0.5            45,186
      Other Securities                                     0.7            53,440
                                                         -----       -----------
                                                           1.2            98,626
      OIL: INTERNATIONAL 4.1%
      --------------------------------------------------------------------------
      ChevronTexaco
      Corp. 1,663,314                                      1.1            88,255
  (2) Exxon Mobil Corp. 5,094,097                          3.0           250,732
                                                         -----       -----------
                                                           4.1           338,987
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2            19,067

      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Other Securities                                     0.8            67,738

      PRODUCER GOODS & MANUFACTURING 5.4%
      --------------------------------------------------------------------------
@=(1) General Electric
      Co. 8,267,470                                        3.4           282,086
      Other Securities                                     2.0           159,500
                                                         -----       -----------
                                                           5.4           441,586
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            41,153

      REAL PROPERTY 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5            39,573

      RETAIL 6.7%
      --------------------------------------------------------------------------
    @ Home Depot, Inc. 1,719,111                           0.9            70,621
 =(5) Wal-Mart Stores,
      Inc. 3,322,091                                       2.2           179,127
      Other Securities                                     3.6           300,572
                                                         -----       -----------
                                                           6.7           550,320
      STEEL 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1            10,943

      TELEPHONE 3.4%
      --------------------------------------------------------------------------
      BellSouth Corp. 1,425,708                            0.5            38,024
      SBC Communications,
      Inc. 2,594,733                                       0.8            65,543
    @ Verizon Communications,
      Inc. 2,167,822                                       1.0            84,762
      Other Securities                                     1.1            86,995
                                                         -----       -----------
                                                           3.4           275,324
      TOBACCO 1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc. 1,606,665                         0.9            77,859
      Other Securities                                     0.2            13,173
                                                         -----       -----------
                                                           1.1            91,032
      TRAVEL & RECREATION 0.7%
      --------------------------------------------------------------------------
      Other Securities                                     0.7            56,548

      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1            11,899

      UTILITIES: ELECTRIC & GAS 3.2%
      --------------------------------------------------------------------------
      Other Securities                                     3.2           261,158

      SHORT-TERM INVESTMENT
      0.1% of net assets

      Provident Institutional
      TempFund 9,414,995                                   0.1             9,415

      SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)

      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills,
        1.54%-1.66%, 12/16/04
        975                                                0.0               973

END OF INVESTMENTS.


30 See financial notes.

SCHWAB S&P 500 FUND

      SECURITY                                         FACE AMOUNT      VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 3.3%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
        1.92%, 11/29/04                                     23,101        23,097
        1.72%, 05/25/05                                     21,894        21,890
      Crown Point Capital
        1.80%, 11/05/04                                      8,536         8,523
      Foreningssparbanken AB
        1.83%, 11/15/04                                     63,439        63,430
      Fortis Bank NY
        1.78%, 06/06/05                                      9,163         9,162
        2.06%, 06/08/05                                      6,590         6,589
      Societe Generale NY
        1.95%, 11/01/04                                     60,728        60,715
        1.83%, 11/15/04                                     21,790        21,782
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                     54,770        54,756
                                                                     -----------
                                                                         269,944

      SHORT-TERM INVESTMENTS 4.5%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                     15,069        15,069

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust 356,919,456                                                  356,919
                                                                     -----------
                                                                         371,988

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAINS
S&P 500 Index, Long
expires 12/17/04                           10           2,826             68


                                                         See financial notes. 31

SCHWAB S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $620,138 of securities on loan)                        $8,215,246 a
Collateral invested for securities on loan                              641,932
Receivables:
   Fund shares sold                                                       8,988
   Interest                                                                  10
   Dividends                                                             10,572
   Due from brokers for futures                                              16
   Income from securities on loan                                            50
Prepaid expenses                                                  +          89
                                                                  --------------
TOTAL ASSETS                                                          8,876,903

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              641,932
Payables:
   Fund shares redeemed                                                  13,877
   Interest expense                                                           1
   Investments bought                                                     3,181
   Investment adviser and administrator fees                                 85
   Transfer agent and shareholder service fees                               68
   Trustees' fees                                                             4
Accrued expenses                                                  +         380
                                                                  --------------
TOTAL LIABILITIES                                                       659,528

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,876,903
TOTAL LIABILITIES                                                 -     659,528
                                                                  --------------
NET ASSETS                                                           $8,217,375

NET ASSETS BY SOURCE
Capital received from investors                                       8,026,861
Net investment income not yet distributed                                94,491
Net realized capital losses                                            (665,496) b
Net unrealized capital gains                                            761,519 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                           SHARES
SHARE CLASS                        NET ASSETS    /    OUTSTANDING    =      NAV
Investor Shares                    $3,849,213             218,576        $17.61
Select Shares                      $4,118,961             232,983        $17.68
e.Shares                             $249,201              14,142        $17.62

  Unless stated, all numbers x 1,000.

a The fund paid $7,453,795 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                       $486,090
     Sales/maturities                $277,754

  The fund's total security transactions with other SchwabFunds(R) during the period were $5,033.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                         $7,540,237

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                  $1,985,732
  Losses                              +  (1,310,723)
                                      --------------
                                           $675,009

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $94,491
  Long-term capital gains                       $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2008                                    $26,504
    2009                                     50,224
    2010                                    400,268
    2011                                     72,381
    2012                              +      29,609
                                      --------------
                                           $578,986


32 See financial notes.

SCHWAB S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $136,896
Interest                                                                     78
Securities on loan                                                  +     1,155
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 138,129

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                      (34,701)
Net realized gains on futures contracts                             +       817
                                                                    ------------
NET REALIZED LOSSES                                                     (33,884)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     600,786
Net unrealized losses on futures contracts                          +      (316)
                                                                    ------------
NET UNREALIZED GAINS                                                    600,470

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                13,834 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        9,494 b
   Select Shares                                                          3,998 b
   e.Shares                                                                 254 b
Trustees' fees                                                               60 c
Custodian fees                                                              226
Portfolio accounting fees                                                 1,116
Professional fees                                                            69
Registration fees                                                           168
Shareholder reports                                                         456
Interest expense                                                              9
Other expenses                                                      +       148
                                                                    ------------
Total expenses                                                           29,832
Expense reduction                                                   -     7,465 d
                                                                    ------------
NET EXPENSES                                                             22,367

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 138,129
NET EXPENSES                                                        -    22,367
                                                                    ------------
NET INVESTMENT INCOME                                                   115,762
NET REALIZED LOSSES                                                     (33,884) e
NET UNREALIZED GAINS                                                +   600,470 e
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $682,348

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $1,591 from the investment adviser (CSIM) and $5,874 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.37
  Select Shares                     0.19
  e.Shares                          0.28

  This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $566,586.


                                                         See financial notes. 33

SCHWAB S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                               $115,762            $99,392
Net realized losses                                  (33,884)           (59,341)
Net unrealized gains                        +        600,470          1,201,943
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               682,348          1,241,994

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       46,375             40,628
Select Shares                                         52,459             49,532
e.Shares                                    +          3,356              3,378
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $102,190            $93,538 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-10/31/04             11/1/02-10/31/03
                              SHARES          VALUE       SHARES          VALUE
SHARES SOLD
Investor Shares               43,461       $748,116       50,095       $730,445
Select Shares                 48,984        845,969       51,800        753,457
e.Shares                   +   3,507         60,506        4,668         67,061
                           -----------------------------------------------------
TOTAL SHARES SOLD             95,952     $1,654,591      106,563     $1,550,963

SHARES REINVESTED
Investor Shares                2,680        $44,333        2,857        $39,062
Select Shares                  2,844         47,146        3,300         45,211
e.Shares                   +     182          3,018          224          3,062
                           -----------------------------------------------------
TOTAL SHARES REINVESTED        5,706        $94,497        6,381        $87,335

SHARES REDEEMED
Investor Shares              (42,120)     ($725,021)     (38,573)     ($558,964)
Select Shares                (43,789)      (755,806)     (49,150)      (705,422)
e.Shares                   +  (4,554)       (78,428)      (5,869)       (84,347)
                           -----------------------------------------------------
TOTAL SHARES REDEEMED        (90,463)   ($1,559,255)     (93,592)   ($1,348,733) c
NET TRANSACTIONS IN
 FUND SHARES                  11,195       $189,833       19,352       $289,565

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/03-10/31/04              11/1/02-10/31/03
                              SHARES     NET ASSETS       SHARES     NET ASSETS
Beginning of period          454,506     $7,447,384      435,154     $6,009,363
Total increase             +  11,195        769,991       19,352      1,438,021
                           -----------------------------------------------------
END OF PERIOD                465,701     $8,217,375      454,506     $7,447,384 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $102,190 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                             CURRENT       PRIOR
                              PERIOD       PERIOD
  Ordinary income           $102,190      $93,538
  Long-term capital gains        $--          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                        CURRENT       PRIOR
                         PERIOD       PERIOD
  Investor Shares          $238         $236
  Select Shares             238          302
  e.Shares              +    10       +   22
                        -------       ------
  TOTAL                    $486         $560


  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $94,491 and $80,919 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                   2.4%
  Growth Portfolio                       1.7%
  Balanced Portfolio                     1.1%
  Conservative Portfolio                 0.5%


34 See financial notes.

SCHWAB 1000 FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                          11/1/03-      11/1/02-     11/1/01-      11/1/00-        11/1/99-
INVESTOR SHARES                                           10/31/04      10/31/03     10/31/02      10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     30.25         25.25         29.57         39.95          37.12
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.37          0.33          0.31          0.26           0.26
   Net realized and unrealized gains or losses              2.26          4.99         (4.36)       (10.40)          2.83
                                                         ---------------------------------------------------------------------------
   Total income or loss from investment operations          2.63          5.32         (4.05)       (10.14)          3.09
Less distributions:
   Dividends from net investment income                    (0.34)        (0.32)        (0.27)        (0.24)         (0.26)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           32.54         30.25         25.25         29.57          39.95
                                                         ---------------------------------------------------------------------------
Total return (%)                                            8.78         21.34        (13.87)       (25.50)          8.34

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                   0.50          0.49          0.46          0.46           0.47 1
   Gross operating expenses                                 0.50          0.51          0.52          0.51           0.51
   Net investment income                                    1.15          1.27          1.04          0.78           0.63
Portfolio turnover rate                                        5             5             9             8              9
Net assets, end of period ($ x 1,000,000)                  4,258         3,974         3,223         3,852          5,083

1 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 35

SCHWAB 1000 FUND

                                                          11/1/03-      11/1/02-     11/1/01-      11/1/00-       11/1/99-
SELECT SHARES                                             10/31/04      10/31/03     10/31/02      10/31/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     30.27         25.26         29.58         39.98          37.16
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.42          0.37          0.35          0.31           0.29
   Net realized and unrealized gains or losses              2.25          4.99         (4.36)       (10.41)          2.84
                                                         ---------------------------------------------------------------------------
   Total income or loss from investment operations          2.67          5.36         (4.01)       (10.10)          3.13
Less distributions:
   Dividends from net investment income                    (0.38)        (0.35)        (0.31)        (0.30)         (0.31)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           32.56         30.27         25.26         29.58          39.98
                                                         ---------------------------------------------------------------------------
Total return (%)                                            8.90         21.52        (13.77)       (25.40)          8.46

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                   0.35          0.35          0.35          0.35           0.36 1
   Gross operating expenses                                 0.35          0.36          0.37          0.36           0.36
   Net investment income                                    1.30          1.41          1.15          0.89           0.74
Portfolio turnover rate                                        5             5             9             8              9
Net assets, end of period ($ x 1,000,000)                  2,138         1,996         1,588         1,911          2,159

1 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


36 See financial notes.

SCHWAB 1000 FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1)  Top Ten Holding

 o   Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /   Issuer is affiliated with the fund's adviser

 @   This security or a portion of this security is on loan

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
  99.7%  COMMON STOCK                                3,915,127        6,375,544

   0.2%  SHORT-TERM
         INVESTMENT                                     13,754           13,754

   0.0%  PREFERRED STOCK                                   376              382

   0.0%  U.S. TREASURY
         OBLIGATION                                        299              299

   0.0%  WARRANTS                                           --                9
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                           3,929,556        6,389,988

  10.3%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            659,658          659,658

(10.2)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (654,395)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             6,395,251


                                                          % OF NET      VALUE
        SECURITY AND NUMBER OF SHARES                      ASSETS    ($ x 1,000)
        COMMON STOCK 99.7% of net assets

        AEROSPACE / DEFENSE 1.7%
        ------------------------------------------------------------------------
        Other Securities                                     1.7         107,928

        AIR TRANSPORTATION 1.1%
        ------------------------------------------------------------------------
        United Parcel Service, Inc.,
        Class B 598,100                                      0.8          47,358
        Other Securities                                     0.3          24,752
                                                          ------     -----------
                                                             1.1          72,110
        ALCOHOLIC BEVERAGES 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          27,707

        APPAREL 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          26,306

        AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
        ------------------------------------------------------------------------
        Other Securities                                     1.1          69,892

        BANKS 7.9%
        ------------------------------------------------------------------------
    (7) Bank of America
        Corp. 2,158,336                                      1.5          96,672
        JPMorgan Chase &
        Co. 1,886,776                                        1.2          72,830
        U.S. Bancorp 993,453                                 0.5          28,423
      @ Wachovia Corp. 692,320                               0.5          34,069
        Wells Fargo & Co. 895,032                            0.8          53,451
        Other Securities                                     3.4         221,051
                                                          ------     -----------
                                                             7.9         506,496
        BUSINESS MACHINES & SOFTWARE 8.4%
        ------------------------------------------------------------------------
      o Cisco Systems, Inc. 3,607,000                        1.1          69,290
      o Dell, Inc. 1,336,000                                 0.7          46,840
        Hewlett-Packard
        Co. 1,629,340                                        0.5          30,403
   (10) International Business
        Machines Corp. 912,900                               1.3          81,933
   =(3) Microsoft Corp. 5,769,100                            2.5         161,477
      o Oracle Corp. 2,770,014                               0.6          35,068
        Other Securities                                     1.7         112,116
                                                          ------     -----------
                                                             8.4         537,127


                                                         See financial notes. 37

SCHWAB 1000 FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                          % OF NET      VALUE
        SECURITY AND NUMBER OF SHARES                      ASSETS    ($ x 1,000)
        BUSINESS SERVICES 4.6%
        ------------------------------------------------------------------------
      o eBay, Inc. 349,500                                   0.5          34,115
      o Yahoo! Inc. 721,912                                  0.4          26,126
        Other Securities                                     3.7         232,239
                                                          ------     -----------
                                                             4.6         292,480
        CHEMICALS 1.5%
        ------------------------------------------------------------------------
        Other Securities                                     1.5          96,447

        CONSTRUCTION 0.8%
        ------------------------------------------------------------------------
        Other Securities                                     0.8          48,773

        CONSUMER DURABLES 0.3%
        ------------------------------------------------------------------------
        Other Securities                                     0.3          19,079

        CONTAINERS 0.2%
        ------------------------------------------------------------------------
        Other Securities                                     0.2          12,027

        ELECTRONICS 5.0%
        ------------------------------------------------------------------------
      @ Intel Corp. 3,413,800                                1.2          75,991
        Qualcomm, Inc. 862,200                               0.6          36,049
        Other Securities                                     3.2         211,199
                                                          ------     -----------
                                                             5.0         323,239
        ENERGY: RAW MATERIALS 1.7%
        ------------------------------------------------------------------------
        Other Securities                                     1.7         106,631

        FOOD & AGRICULTURE 3.4%
        ------------------------------------------------------------------------
        The Coca-Cola Co. 1,299,300                          0.8          52,830
        PepsiCo, Inc. 898,860                                0.7          44,565
        Other Securities                                     1.9         119,281
                                                          ------     -----------
                                                             3.4         216,676
        GOLD 0.2%
        ------------------------------------------------------------------------
        Other Securities                                     0.2          10,228

        HEALTHCARE / DRUGS & MEDICINE 11.8%
        ------------------------------------------------------------------------
        Abbott Laboratories 827,500                          0.6          35,276
     @o Amgen, Inc. 670,140                                  0.6          38,064
        Eli Lilly & Co. 601,568                              0.5          33,032
    (8) Johnson & Johnson 1,574,920                          1.4          91,944
        Medtronic, Inc. 641,000                              0.5          32,762
        Merck & Co., Inc. 1,176,008                          0.6          36,821
    (6) Pfizer, Inc. 4,009,712                               1.8         116,081
        UnitedHealth Group,
        Inc. 355,181                                         0.4          25,715
        Wyeth 712,200                                        0.5          28,239
        Other Securities                                     4.9         314,623
                                                          ------     -----------
                                                            11.8         752,557
        HOUSEHOLD PRODUCTS 2.0%
        ------------------------------------------------------------------------
      = Procter & Gamble
        Co. 1,364,000                                        1.1          69,810
        Other Securities                                     0.9          58,843
                                                          ------     -----------
                                                             2.0         128,653
        INSURANCE 4.5%
        -------------------------------------------------------------------------
    (9) American International
        Group, Inc. 1,382,471                                1.3          83,930
        Other Securities                                     3.2         201,136
                                                          ------     -----------
                                                             4.5         285,066
        MEDIA 4.0%
        ------------------------------------------------------------------------
      o Comcast Corp.,
        Class A 1,192,880                                    0.6          35,190
      o Time Warner, Inc. 2,338,630                          0.6          38,915
      @ Viacom, Inc., Class B 927,579                        0.5          33,847
      @ The Walt Disney Co. 1,097,021                        0.4          27,667
        Other Securities                                     1.9         121,163
                                                          ------     -----------
                                                             4.0         256,782
        MISCELLANEOUS 0.5%
        ------------------------------------------------------------------------
      @ 3M Co. 416,900                                       0.5          32,339

        MISCELLANEOUS FINANCE 8.3%
        ------------------------------------------------------------------------
      @ American Express Co. 672,700                         0.6          35,700
      o Berkshire Hathaway, Inc.,
        Class A 617                                          0.8          51,982
      / The Charles Schwab
        Corp. 730,497                                        0.1           6,684
    (5) Citigroup, Inc. 2,744,001                            1.9         121,751
      @ Fannie Mae 517,800                                   0.6          36,324
        Merrill Lynch & Co.,
        Inc. 497,400                                         0.4          26,830
        Morgan Stanley 586,010                               0.5          29,939
        Other Securities                                     3.4         220,208
                                                         -------     -----------
                                                             8.3         529,418


38 See financial notes.

SCHWAB 1000 FUND

                                                          % OF NET      VALUE
        SECURITY AND NUMBER OF SHARES                      ASSETS    ($ x 1,000)
        NON-DURABLES & ENTERTAINMENT 1.3%
        ------------------------------------------------------------------------
        Other Securities                                     1.3          80,258

        NON-FERROUS METALS 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          24,519

        OIL: DOMESTIC 1.4%
        ------------------------------------------------------------------------
        ConocoPhillips 364,678                               0.5          30,746
        Other Securities                                     0.9          59,788
                                                          ------     -----------
                                                             1.4          90,534
        OIL: INTERNATIONAL 3.6%
        ------------------------------------------------------------------------
        ChevronTexaco
        Corp. 1,135,092                                      0.9          60,228
    (2) Exxon Mobil Corp. 3,473,230                          2.7         170,952
                                                          ------     -----------
                                                             3.6         231,180
        OPTICAL & PHOTO 0.2%
        ------------------------------------------------------------------------
        Other Securities                                     0.2          14,253

        PAPER & FOREST PRODUCTS 0.8%
        ------------------------------------------------------------------------
        Other Securities                                     0.8          51,877

        PRODUCER GOODS & MANUFACTURING 5.0%
        ------------------------------------------------------------------------
  @=(1) General Electric
        Co. 5,602,200                                        3.0         191,147
        Other Securities                                     2.0         130,694
                                                          ------     -----------
                                                             5.0         321,841
        RAILROAD & SHIPPING 0.4%
        ------------------------------------------------------------------------
        Other Securities                                     0.4          28,373

        REAL PROPERTY 1.7%
        ------------------------------------------------------------------------
        Other Securities                                     1.7         108,603

        RETAIL 6.6%
        ------------------------------------------------------------------------
        Home Depot, Inc. 1,179,397                           0.8          48,450
   =(4) Wal-Mart Stores, Inc. 2,267,900                      1.9         122,285
        Other Securities                                     3.9         251,037
                                                          ------     -----------
                                                             6.6         421,772
        STEEL 0.1%
        ------------------------------------------------------------------------
        Other Securities                                     0.1           6,524

        TELEPHONE 3.3%
        ------------------------------------------------------------------------
        BellSouth Corp. 979,400                              0.4          26,121
        SBC Communications,
        Inc. 1,750,128                                       0.7          44,208
        Verizon Communications,
        Inc. 1,464,693                                       0.9          57,270
        Other Securities                                     1.3          85,115
                                                          ------     -----------
                                                             3.3         212,714
        TOBACCO 1.0%
        ------------------------------------------------------------------------
      @ Altria Group, Inc. 1,093,500                         0.8          52,991
        Other Securities                                     0.2           9,078
                                                          ------     -----------
                                                             1.0          62,069
        TRAVEL & RECREATION 0.5%
        ------------------------------------------------------------------------
        Other Securities                                     0.5          32,593

        TRUCKING & FREIGHT 0.3%
        ------------------------------------------------------------------------
        Other Securities                                     0.3          19,789

        UTILITIES: ELECTRIC & GAS 3.3%
        ------------------------------------------------------------------------
        Other Securities                                     3.3         210,684

        PREFERRED STOCK 0.0% of net assets

        REAL PROPERTY 0.0%
        ------------------------------------------------------------------------
        Other Securities                                     0.0             382

        WARRANTS 0.0% of net assets

        Other Securities                                     0.0               9

        SHORT-TERM INVESTMENT
        0.2% of net assets

        Provident Institutional
        TempFund 13,754,005                                  0.2          13,754


        SECURITY
           RATE, MATURITY DATE
           FACE AMOUNT ($ x 1,000)
        U.S. TREASURY OBLIGATION
        0.0% of net assets

      = U.S. Treasury Bill,
           1.63%, 12/16/04
           300                                               0.0             299

END OF INVESTMENTS.


                                                         See financial notes. 39

SCHWAB 1000 FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

        SECURITY                                     FACE AMOUNT        VALUE
           RATE, MATURITY DATE                       ($ x 1,000)     ($ x 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        10.3% of net assets

        COMMERCIAL PAPER & OTHER CORPORATE
        OBLIGATIONS 4.0%
        ------------------------------------------------------------------------
        Canadian Imperial Bank of
        Commerce/New York
           1.92%, 11/29/04                                36,821          36,815
           1.72%, 05/25/05                                35,997          35,989
        Crown Point Capital
           1.80%, 11/05/04                                19,819          19,788
        Foreningssparbanken AB
           1.83%, 11/15/04                                58,583          58,574
        Fortis Bank NY
           1.78%, 06/06/05                                21,855          21,853
           2.06%, 06/08/05                                 8,015           8,014
        Societe Generale NY
           1.95%, 11/01/04                                35,907          35,900
           1.83%, 11/15/04                                 9,413           9,409
        Westdeutsche Landesbank AG
           1.50%, 01/10/05                                27,833          27,826
                                                                     -----------
                                                                         254,168
        SHORT-TERM INVESTMENTS 6.3%
        ------------------------------------------------------------------------
        Citibank, Time Deposit
           1.76%, 11/01/04                                16,254          16,254

        SECURITY AND NUMBER OF SHARES
        Institutional Money Market
        Trust 389,235,872                                                389,236
                                                                     -----------
                                                                         405,490

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                            NUMBER OF              CONTRACT           UNREALIZED
                            CONTRACTS                VALUE              GAINS
S&P 500 Index, Long
expires 12/17/04               30                    8,477                87


40 See financial notes.

SCHWAB 1000 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $637,824 of securities on loan)                        $6,389,988 a
Collateral invested for securities on loan                              659,658
Receivables:
   Fund shares sold                                                       2,095
   Interest                                                                   3
   Dividends                                                              7,575
   Investments sold                                                         110
   Due from brokers for futures                                              15
   Income from securities on loan                                            46
Prepaid expenses                                                  +          71
                                                                  --------------
TOTAL ASSETS                                                          7,059,561

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              659,658
Payables:
   Fund shares redeemed                                                   4,151
   Interest expense                                                           3
   Investment adviser and administrator fees                                119
   Transfer agent and shareholder service fees                              105
   Trustees' fees                                                             3
Accrued expenses                                                  +         271
                                                                  --------------
TOTAL LIABILITIES                                                       664,310

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,059,561
TOTAL LIABILITIES                                                 -     664,310
                                                                  --------------
NET ASSETS                                                           $6,395,251

NET ASSETS BY SOURCE
Capital received from investors                                       4,432,434
Net investment income not yet distributed                                61,505
Net realized capital losses                                            (559,207) b
Net unrealized capital gains                                          2,460,519 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $4,257,718                   130,855               $32.54
Select Shares          $2,137,533                    65,647               $32.56

  Unless stated, all numbers x 1,000.

a The fund paid $3,929,556 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases            $303,687
    Sales/maturities     $335,286

  The fund's total security transactions with other SchwabFunds(R) during the period were $88,439.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------------
  PORTFOLIO COST                      $3,949,178

  NET UNREALIZED GAINS AND LOSSES:
  Gains                               $2,869,565
  Losses                           +    (428,755)
                                   --------------
                                      $2,440,810

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                        $61,505
  Long-term capital gains                    $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                  Loss amount
     2005                                 $2,606
     2006                                    650
     2007                                 11,853
     2009                                 97,811
     2010                                250,410
     2011                                164,037
     2012                          +      12,131
                                   --------------
                                        $539,498

  RECLASSIFICATIONS:
  Net investment income
   not yet distributed                      $212
  Net realized capital losses               $632
  Reclassified as:
  Capital received from
   investors                               ($844)


                                                         See financial notes. 41

SCHWAB 1000 FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $103,511
Interest                                                                     41
Securities on loan                                                  +     1,292
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 104,844

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                      (10,857)
Net realized gains on futures contracts                             +        56
                                                                    ------------
NET REALIZED LOSSES                                                     (10,801)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     458,496
Net unrealized losses on futures contracts                          +       (19)
                                                                    ------------
NET UNREALIZED GAINS                                                    458,477

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                14,342 a
Transfer agent and shareholder service fees:
   Investor Shares                                                       10,556 b
   Select Shares                                                          2,115 b
Trustees' fees                                                               43 c
Custodian fees                                                              178
Portfolio accounting fees                                                   870
Professional fees                                                            66
Registration fees                                                           132
Shareholder reports                                                         452
Interest expense                                                              6
Other expenses                                                      +        59
                                                                    ------------
Total expenses                                                           28,819
Expense reduction                                                   -         7 d
                                                                    ------------
NET EXPENSES                                                             28,812

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 104,844
NET EXPENSES                                                        -    28,812
                                                                    ------------
NET INVESTMENT INCOME                                                    76,032
NET REALIZED LOSSES                                                     (10,801) e
NET UNREALIZED GAINS                                                +   458,477 e
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $523,708

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, as follows:

                                               % OF AVERAGE
  SHARE CLASS                              DAILY NET ASSETS
  ---------------------------------------------------------
  Investor Shares                                      0.51
  Select Shares                                        0.36


  This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $447,676.


42 See financial notes.

SCHWAB 1000 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/03-10/31/04    11/1/02-10/31/03
Net investment income                               $76,032             $68,476
Net realized losses                                 (10,801)           (168,829)
Net unrealized gains                       +        458,477           1,141,148
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              523,708           1,040,795

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      45,314              40,944
Select Shares                              +         25,058              22,368
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $70,372             $63,312 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/03-10/31/04       11/1/02-10/31/03
                                    SHARES         VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                     19,479      $619,405    23,357     $623,574
Select Shares                   +    9,808       311,874    14,563      384,508
                                ------------------------------------------------
TOTAL SHARES SOLD                   29,287      $931,279    37,920   $1,008,082

SHARES REINVESTED
Investor Shares                      1,365       $41,809     1,516      $38,050
Select Shares                   +      698        21,363       766       19,200
                                ------------------------------------------------
TOTAL SHARES REINVESTED              2,063       $63,172     2,282      $57,250

SHARES REDEEMED
Investor Shares                    (21,346)    ($679,008)  (21,127)   ($560,404)
Select Shares                   +  (10,792)     (343,161)  (12,277)    (323,765)
                                ------------------------------------------------
TOTAL SHARES REDEEMED              (32,138)  ($1,022,169)  (33,404)   ($884,169) c
NET TRANSACTIONS
 IN FUND SHARES                       (788)     ($27,718)    6,798     $181,163


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/03-10/31/04        11/1/02-10/31/03
                                    SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                197,290    $5,969,633   190,492    $4,810,987
Total increase
 or decrease                    +     (788)      425,618     6,798     1,158,646
                                ------------------------------------------------
END OF PERIOD                      196,502    $6,395,251   197,290    $5,969,633 d


  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $70,372 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                                 CURRENT           PRIOR
                                  PERIOD          PERIOD
  Ordinary income                $70,372         $63,312
  Long-term capital gains            $--             $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                   $218
  Select Shares                  +    83
                                 -------
  TOTAL                             $301

  PRIOR PERIOD:
  Investor Shares                   $222
  Select Shares                  +   163
                                 -------
  TOTAL                             $385

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $61,505 and $55,633 at the end of the current period and prior period, respectively.


                                                         See financial notes. 43

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                11/1/03-     11/1/02-     11/1/01-      11/1/00-      11/1/99-
INVESTOR SHARES                                                 10/31/04     10/31/03     10/31/02      10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            18.22        13.27        15.98        21.06          17.41
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                           0.13         0.11         0.13         0.07           0.07
   Net realized and unrealized gains or losses                     1.68         4.98        (2.17)       (2.76)          3.62
                                                                --------------------------------------------------------------------
   Total income or loss from investment operations                 1.81         5.09        (2.04)       (2.69)          3.69
Less distributions:
   Dividends from net investment income                           (0.11)       (0.14)       (0.09)       (0.08)         (0.04)
   Distributions from net realized gains                             --           --        (0.58)       (2.31)            --
                                                                --------------------------------------------------------------------
   Total distributions                                            (0.11)       (0.14)       (0.67)       (2.39)         (0.04)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                  19.92        18.22        13.27        15.98          21.06
                                                                --------------------------------------------------------------------
Total return (%)                                                   9.98        38.72       (13.66)      (13.66)         21.22

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                          0.59         0.56         0.49         0.49           0.50 1
   Gross operating expenses                                        0.59         0.60         0.60         0.61           0.66
   Net investment income                                           0.66         0.74         0.77         0.49           0.44
Portfolio turnover rate                                              39           34           44           49             54
Net assets, end of period ($ x 1,000,000)                           869          886          722          804            803

1 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (proxy fees) had not been included.


44 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                                11/1/03-     11/1/02-     11/1/01-      11/1/00-      11/1/99-
SELECT SHARES                                                   10/31/04     10/31/03     10/31/02      10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            18.25        13.28        16.00        21.09          17.44
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                           0.17         0.14         0.14         0.11           0.11
   Net realized and unrealized gains or losses                     1.68         4.99        (2.18)       (2.78)          3.61
                                                                --------------------------------------------------------------------
   Total income or loss from investment operations                 1.85         5.13        (2.04)       (2.67)          3.72
Less distributions:
   Dividends from net investment income                           (0.14)       (0.16)       (0.10)       (0.11)         (0.07)
   Distributions from net realized gains                             --           --        (0.58)       (2.31)            --
                                                                --------------------------------------------------------------------
   Total distributions                                            (0.14)       (0.16)       (0.68)       (2.42)         (0.07)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                  19.96        18.25        13.28        16.00          21.09
                                                                --------------------------------------------------------------------
Total return (%)                                                  10.16        39.02       (13.62)      (13.56)         21.37

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                           0.42         0.41         0.38         0.38           0.39 1
  Gross operating expenses                                         0.44         0.45         0.45         0.46           0.51
  Net investment income                                            0.82         0.89         0.88         0.60           0.55
Portfolio turnover rate                                              39           34           44           49             54
Net assets, end of period ($ x 1,000,000)                           761          759          638          727            757

1 The ratio of net operating expenses would have been 0.38% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 45

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  This security or a portion of this security is on loan

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
100.0%  COMMON STOCK                                 1,387,803        1,628,595

  0.0%  SHORT-TERM
        INVESTMENT                                         787              787

  0.0%  U.S. TREASURY
        OBLIGATIONS                                        120              120
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                            1,388,710        1,629,502

  8.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                             140,272          140,272

(8.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (140,048)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,629,726

                                                        % OF NET        VALUE
        SECURITY AND NUMBER OF SHARES                    ASSETS      ($ x 1,000)
        COMMON STOCK 100.0% of net assets

        AEROSPACE / DEFENSE 1.0%
        ------------------------------------------------------------------------
        Other Securities                                   1.0            16,871

        AIR TRANSPORTATION 1.1%
        ------------------------------------------------------------------------
        Other Securities                                   1.1            17,661

        ALCOHOLIC BEVERAGES 0.1%
        ------------------------------------------------------------------------
        Other Securities                                   0.1             1,994

        APPAREL 1.6%
        ------------------------------------------------------------------------
      o Aeropostale, Inc. 120,950                          0.2             3,816
      o Quiksilver, Inc. 130,000                           0.2             3,543
        Other Securities                                   1.2            18,357
                                                        ------       -----------
                                                           1.6            25,716
        AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.6%
        ------------------------------------------------------------------------
  =o(3) United Defense Industries,
        Inc. 118,600                                       0.3             4,761
        Other Securities                                   1.3            20,616
                                                        ------       -----------
                                                           1.6            25,377
        BANKS 7.0%
        ------------------------------------------------------------------------
      = Southwest Bancorp of Texas,
        Inc. 156,200                                       0.2             3,661
        Texas Regional Bancshares,
        Inc., Class A 106,628                              0.2             3,405
        Other Securities                                   6.6           106,334
                                                        ------       -----------
                                                           7.0           113,400
        BUSINESS MACHINES & SOFTWARE 2.2%
        ------------------------------------------------------------------------
        Other Securities                                   2.2            35,871

        BUSINESS SERVICES 14.5%
        ------------------------------------------------------------------------
      o Ask Jeeves, Inc. 127,500                           0.2             3,287
     =o CACI International, Inc.,
        Class A 65,700                                     0.2             4,006
    @=o Cerner Corp. 77,700                                0.2             3,508
      o Hewitt Associates, Inc.,
        Class A 118,380                                    0.2             3,318
      o Infospace, Inc. 71,390                             0.2             3,748
     =o R.H. Donnelley Corp. 67,700                        0.2             3,673
      o Waste Connections,
        Inc. 106,950                                       0.2             3,371


46 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                        % OF NET        VALUE
        SECURITY AND NUMBER OF SHARES                    ASSETS      ($ x 1,000)
  @o(1) Wynn Resorts Ltd. 183,440                          0.7            10,667
        Other Securities                                  12.4           199,888
                                                        ------       -----------
                                                          14.5           235,466
        CHEMICALS 2.2%
        ------------------------------------------------------------------------
        Georgia Gulf Corp. 71,100                          0.2             3,219
        Other Securities                                   2.0            32,243
                                                        ------       -----------
                                                           2.2            35,462
        CONSTRUCTION 2.0%
        ------------------------------------------------------------------------
     @= Beazer Homes USA,
        Inc. 30,369                                        0.2             3,334
      = Simpson Manufacturing Co.,
        Inc. 52,700                                        0.2             3,388
        Other Securities                                   1.6            26,459
                                                        ------       -----------
                                                           2.0            33,181
        CONSUMER DURABLES 1.1%
        ------------------------------------------------------------------------
      @ Toro Co. 54,500                                    0.2             3,720
        Other Securities                                   0.9            14,699
                                                        ------       -----------
                                                           1.1            18,419
        CONTAINERS 0.3%
        ------------------------------------------------------------------------
        Other Securities                                   0.3             4,066

        ELECTRONICS 7.8%
        ------------------------------------------------------------------------
     @o Macromedia, Inc. 150,600                           0.2             4,087
        Other Securities                                   7.6           122,210
                                                        ------       -----------
                                                           7.8           126,297
        ENERGY: RAW MATERIALS 3.4%
        ------------------------------------------------------------------------
      o Cimarex Energy Co. 93,900                          0.2             3,369
      o Southwestern Energy
        Co. 81,820                                         0.2             3,759
        Unit Corp. 99,500                                  0.2             3,690
        Other Securities                                   2.8            44,840
                                                        ------       -----------
                                                           3.4            55,658
        FOOD & AGRICULTURE 1.2%
        ------------------------------------------------------------------------
        Other Securities                                   1.2            19,796

        GOLD 0.0%
        ------------------------------------------------------------------------
        Other Securities                                   0.0               767

        HEALTHCARE / DRUGS & MEDICINE 11.0%
        ------------------------------------------------------------------------
      o AMERIGROUP Corp. 55,600                            0.2             3,336
        Mentor Corp. 95,600                                0.2             3,327
    @=o MGI Pharma, Inc. 153,200                           0.3             4,086
        Mine Safety Appliances
        Co. 88,000                                         0.2             3,319
     =o Resmed, Inc. 76,200                                0.2             3,581
        Other Securities                                   9.9           161,548
                                                        ------       -----------
                                                          11.0           179,197
        HOUSEHOLD PRODUCTS 0.1%
        ------------------------------------------------------------------------
        Other Securities                                   0.1             2,376

        INSURANCE 3.1%
        ------------------------------------------------------------------------
        Commerce Group, Inc. 74,100                        0.2             3,750
        Other Securities                                   2.9            47,458
                                                        ------       -----------
                                                           3.1            51,208
        MEDIA 2.1%
        ------------------------------------------------------------------------
        Other Securities                                   2.1            34,959

        MISCELLANEOUS 0.3%
        ------------------------------------------------------------------------
        Other Securities                                   0.3             4,935

        MISCELLANEOUS FINANCE 5.3%
        ------------------------------------------------------------------------
   =(6) Cathay General Bancorp.,
        Inc. 112,400                                       0.3             4,429
      = Downey Financial
        Corp. 60,440                                       0.2             3,340
    (7) East-West Bancorp,
        Inc. 109,700                                       0.3             4,392
     =o La Quinta Corp. 396,700                            0.2             3,193
  @o(2) UnitedGlobalCom, Inc.,
        Class A 858,200                                    0.4             6,419
        Other Securities                                   3.9            64,240
                                                        ------       -----------
                                                           5.3            86,013
        NON-DURABLES & ENTERTAINMENT 2.7%
        ------------------------------------------------------------------------
      o Penn National Gaming,
        Inc. 90,240                                        0.2             3,748
        Other Securities                                   2.5            40,296
                                                        ------       -----------
                                                           2.7            44,044


                                                         See financial notes. 47

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
        SECURITY AND NUMBER OF SHARES                    ASSETS      ($ x 1,000)
        NON-FERROUS METALS 0.9%
        ------------------------------------------------------------------------
        Other Securities                                   0.9            13,821

        OIL: DOMESTIC 2.8%
        ------------------------------------------------------------------------
   o(9) Plains Exploration &
        Production Co. 167,478                             0.3             4,187
      @ Quicksilver Resources,
        Inc. 107,600                                       0.2             3,403
   o(5) Tesoro Petroleum
        Corp. 148,100                                      0.3             4,485
        Other Securities                                   2.0            33,720
                                                        ------       -----------
                                                           2.8            45,795
        OPTICAL & PHOTO 0.1%
        ------------------------------------------------------------------------
        Other Securities                                   0.1             1,616

        PAPER & FOREST PRODUCTS 0.8%
        ------------------------------------------------------------------------
        Other Securities                                   0.8            13,355

        PRODUCER GOODS & MANUFACTURING 6.0%
        ------------------------------------------------------------------------
      = Aptargroup, Inc. 79,100                            0.2             3,711
      = Hughes Supply, Inc. 133,800                        0.2             3,801
      = IDEX Corp. 108,300                                 0.2             3,996
      = Kennametal, Inc. 79,300                            0.2             3,690
        MSC Industrial Direct Co.,
        Class A 94,000                                     0.2             3,209
        Other Securities                                   5.0            79,234
                                                        ------       -----------
                                                           6.0            97,641
        RAILROAD & SHIPPING 0.4%
        ------------------------------------------------------------------------
        Other Securities                                   0.4             6,587

        REAL PROPERTY 6.3%
        ------------------------------------------------------------------------
      = Brandywine Realty
        Trust 119,300                                      0.2             3,510
    (8) New Century Financial
        Corp. 77,200                                       0.3             4,258
        Other Securities                                   5.8            94,749
                                                        ------       -----------
                                                           6.3           102,517
        RETAIL 3.4%
        ------------------------------------------------------------------------
     =o United Stationers, Inc. 73,100                     0.2             3,253
     =o Zale Corp. 112,500                                 0.2             3,209
        Other Securities                                   3.0            49,285
                                                        ------       -----------
                                                           3.4            55,747
        STEEL 1.1%
        ------------------------------------------------------------------------
        Allegheny Technologies,
        Inc. 208,000                                       0.2             3,497
        Steel Dynamics, Inc. 111,900                       0.2             3,715
        Other Securities                                   0.7            10,181
                                                        ------       -----------
                                                           1.1            17,393
        TELEPHONE 1.2%
        ------------------------------------------------------------------------
        Other Securities                                   1.2            19,350

        TOBACCO 0.3%
        ------------------------------------------------------------------------
        Other Securities                                   0.3             4,963

        TRAVEL & RECREATION 1.6%
        ------------------------------------------------------------------------
  o(10) Scientific Games Corp.,
        Class A 194,200                                    0.3             4,113
        Other Securities                                   1.3            21,611
                                                        ------       -----------
                                                           1.6            25,724
        TRUCKING & FREIGHT 1.1%
        ------------------------------------------------------------------------
   o(4) Landstar Systems, Inc. 67,300                      0.3             4,573
        Other Securities                                   0.8            13,866
                                                        ------       -----------
                                                           1.1            18,439
        UTILITIES: ELECTRIC & GAS 2.3%
        ------------------------------------------------------------------------
        PNM Resources,
        Inc. 136,250                                       0.2             3,172
        Other Securities                                   2.1            33,741
                                                        ------       -----------
                                                           2.3            36,913

        SECURITY
           RATE, MATURITY DATE
           FACE AMOUNT ($ x 1,000)
        SHORT-TERM INVESTMENT
        0.0% of net assets

        HSBC Bank, USA Grand
        Cayman Time Deposit
           1.29%, 11/01/04
           787                                             0.0               787


48 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

        SECURITY
           RATE, MATURITY DATE                      % OF NET            VALUE
           FACE AMOUNT ($ x 1,000)                   ASSETS          ($ x 1,000)
        U.S. TREASURY OBLIGATIONS
        0.0% of net assets

      = U.S. Treasury Bills,
           1.59%-1.65%, 12/16/04
           120                                         0.0                 120

END OF INVESTMENTS.

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        8.6% of net assets

        SHORT-TERM INVESTMENT 8.6%
        ------------------------------------------------------------------------
        Securities Lending Investment
        Fund 140,271,911                                                 140,272


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                               NUMBER OF            CONTRACT          UNREALIZED
                               CONTRACTS              VALUE             GAINS
Russell 2000 Index,
Long expires 12/17/04              4                  1,169              35


                                                         See financial notes. 49

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $133,167 of securities on loan)                        $1,629,502 a
Collateral invested for securities on loan                              140,272
Receivables:
   Fund shares sold                                                         441
   Dividends                                                                914
   Investments sold                                                         253
   Income from securities on loan                                            52
Prepaid expenses                                                  +          26
                                                                  --------------
TOTAL ASSETS                                                          1,771,460

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              140,272
Payables:
   Fund shares redeemed                                                   1,244
   Interest expense                                                           3
   Due to brokers for futures                                                 1
   Investment adviser and administrator fees                                 40
   Transfer agent and shareholder service fees                               22
   Trustees' fees                                                             1
Accrued expenses                                                  +         151
                                                                  --------------
TOTAL LIABILITIES                                                       141,734

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,771,460
TOTAL LIABILITIES                                                 -     141,734
                                                                  --------------
NET ASSETS                                                           $1,629,726

NET ASSETS BY SOURCE
Capital received from investors                                       1,451,903
Net investment income not yet distributed                                 9,047
Net realized capital losses                                             (72,051) b
Net unrealized capital gains                                            240,827 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS             NET ASSETS       /      OUTSTANDING      =          NAV
Investor Shares           $868,933                  43,629               $19.92
Select Shares             $760,793                  38,121               $19.96


  Unless stated, all numbers x 1,000.

a The fund paid $1,388,710 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases          $656,852
     Sales/maturities   $818,350

  The fund's total security transactions with other SchwabFunds(R) during the period were $86,623.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ---------------------------------------------------------
  PORTFOLIO COST                                $1,391,370

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                           $443,325
  Losses                                     +    (205,193)
                                             --------------
                                                  $238,132

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                   $9,047
  Long-term capital gains                              $--

  CAPITAL LOSSES UTILIZED                         $214,814

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                            Loss amount
     2011                                          $69,356

  RECLASSIFICATIONS:
  Net investment income
     not yet distributed                               $30
  Reclassified as:
  Net realized capital losses                         ($30)


50 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $20,182 a
Interest                                                                     18
Securities on loan                                                  +       693
                                                                    ------------
TOTAL INVESTMENT INCOME                                                  20,893

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                       215,204
Net realized gains on futures contracts                             +       406
                                                                    ------------
NET REALIZED GAINS                                                      215,610

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (67,232)
Net unrealized losses on futures contracts                          +       (18)
                                                                    ------------
NET UNREALIZED LOSSES                                                   (67,250)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 4,956 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        2,247 c
   Select Shares                                                            782 c
Trustees' fees                                                               16 d
Custodian fees                                                              167
Portfolio accounting fees                                                   242
Professional fees                                                            45
Registration fees                                                            61
Shareholder reports                                                         166
Interest expense                                                             12
Other expenses                                                      +        22
                                                                    ------------
Total expenses                                                            8,716
Expense reduction                                                   -       139 e
                                                                    ------------
NET EXPENSES                                                              8,577

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  20,893
NET EXPENSES                                                        -     8,577
                                                                    ------------
NET INVESTMENT INCOME                                                    12,316
NET REALIZED GAINS                                                      215,610 f
NET UNREALIZED LOSSES                                               +   (67,250) f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $160,676

  Unless stated, all numbers x 1,000.

a Net of $3 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent
  (Schwab). It reflects a guarantee by the investment adviser (CSIM) and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Investor Shares                     0.60
  Select Shares                       0.42

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $148,360.


                                                         See financial notes. 51

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                                $12,316            $11,374
Net realized gains or losses                         215,610           (193,979)
Net unrealized gains or losses              +        (67,250)           656,467
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               160,676            473,862

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        5,423              7,507
Select Shares                               +          5,623              7,345
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $11,046            $14,852 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                 SHARES         VALUE      SHARES         VALUE
SHARES SOLD
Investor Shares                   5,935      $114,857       6,678      $101,578
Select Shares               +     6,358       121,773       6,760        99,820
                            ----------------------------------------------------
TOTAL SHARES SOLD                12,293      $236,630      13,438      $201,398

SHARES REINVESTED
Investor Shares                     270        $5,073         522        $7,085
Select Shares               +       278         5,234         503         6,844
                            ----------------------------------------------------
TOTAL SHARES REINVESTED             548       $10,307       1,025       $13,929

SHARES REDEEMED
Investor Shares                 (11,208)    ($215,266)    (12,997)    ($188,682)
Select Shares               +   (10,118)     (196,867)    (13,679)     (200,308)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED           (21,326)    ($412,133)    (26,676)    ($388,990) c
NET TRANSACTIONS
 IN FUND SHARES                  (8,485)    ($165,196)    (12,213)    ($173,663)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                 SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period              90,235    $1,645,292     102,448    $1,359,945
Total increase or
 decrease                   +    (8,485)      (15,566)    (12,213)      285,347
                            ----------------------------------------------------
END OF PERIOD                    81,750    $1,629,726      90,235    $1,645,292 d


  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $11,046 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                              CURRENT     PRIOR
                               PERIOD     PERIOD
  Ordinary income             $11,046    $14,852
  Long-term capital gains         $--        $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                     CURRENT     PRIOR
                      PERIOD     PERIOD
  Investor Shares      $68          $70
  Select Shares    +    33      +    39
                   --------------------
  TOTAL               $101         $109

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $9,047 and $7,747 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio            6.9%
  Growth Portfolio                7.6%
  Balanced Portfolio              5.0%
  Conservative Portfolio          1.8%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II             0.4%


52 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
INVESTOR SHARES                                       10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.48          14.35           16.62           22.49           20.87
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.19           0.16            0.16            0.15            0.16
     Net realized and unrealized gains or losses         1.53           3.14           (2.27)          (5.87)           1.56
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.72           3.30           (2.11)          (5.72)           1.72
Less distributions:
     Dividends from net investment income               (0.16)         (0.17)          (0.16)          (0.15)          (0.10)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        19.04          17.48           14.35           16.62           22.49
                                                      ------------------------------------------------------------------------------
Total return (%)                                         9.93          23.24          (12.86)         (25.55)           8.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.56           0.53            0.40            0.40            0.41 1
     Gross operating expenses                            0.56           0.59            0.62            0.65            0.67
     Net investment income                               1.07           1.18            1.11            0.94            0.76
Portfolio turnover rate                                     2              3               2               2               2
Net assets, end of period ($ x 1,000,000)                 592            469             263             224             218

1 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 53

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
SELECT SHARES                                         10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.52          14.37           16.65           22.52           20.89
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.22           0.20            0.19            0.18            0.17
     Net realized and unrealized gains or losses         1.54           3.14           (2.29)          (5.87)           1.56
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.76           3.34           (2.10)          (5.69)           1.73
Less distributions:
     Dividends from net investment income               (0.19)         (0.19)          (0.18)          (0.18)          (0.10)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        19.09          17.52           14.37           16.65           22.52
                                                      ------------------------------------------------------------------------------
Total return (%)                                        10.10          23.50          (12.81)         (25.40)           8.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.39           0.36            0.27            0.27            0.28 1
     Gross operating expenses                            0.41           0.44            0.47            0.50            0.52
     Net investment income                               1.23           1.35            1.24            1.07            0.89
Portfolio turnover rate                                     2              3               2               2               2
Net assets, end of period ($ x 1,000,000)                 548            429             264             257             262

1 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.


54 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity.

                                                     COST                 VALUE
HOLDINGS BY CATEGORY                              ($x1,000)             ($x1,000)
---------------------------------------------------------------------------------
 98.9%  COMMON STOCK                              1,070,799            1,127,570

  0.7%  SHORT-TERM
        INVESTMENT                                    8,015                8,015

  0.0%  U.S. TREASURY
        OBLIGATION                                      399                  399

  0.0%  PREFERRED STOCK                                  68                   69

  0.0%  CORPORATE BONDS                                  15                   16

  0.0%  RIGHTS                                          130                    8

  0.0%  WARRANTS                                        286                    2
---------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                         1,079,712            1,136,079

  6.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                           71,496               71,496

(5.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (66,895)
---------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,140,680

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      COMMON STOCK 98.9% of net assets

      AEROSPACE / DEFENSE 1.6%
      --------------------------------------------------------------------------
      Other Securities                                    1.6             17,869

      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B 91,480                                      0.7              7,243
      Other Securities                                    0.3              4,734
                                                        -----        -----------
                                                          1.0             11,977
      ALCOHOLIC BEVERAGES 0.4%
      --------------------------------------------------------------------------
      Other Securities                                    0.4              4,500

      APPAREL 0.6%
      --------------------------------------------------------------------------
      Other Securities                                    0.6              6,415
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Other Securities                                    1.1             12,658

      BANKS 7.7%
      --------------------------------------------------------------------------
  (7) Bank of America
      Corp. 338,518                                       1.3             15,162
      JPMorgan Chase &
      Co. 295,944                                         1.0             11,423
      U.S. Bancorp 158,531                                0.4              4,536


                                                         See financial notes. 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      Wachovia Corp. 108,236                               0.5             5,326
      Wells Fargo & Co. 140,077                            0.8             8,365
      Other Securities                                     3.7            42,863
                                                        ------       -----------
                                                           7.7            87,675
      BUSINESS MACHINES & SOFTWARE 7.5%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc. 563,969                          1.0            10,834
    o Dell, Inc. 209,300                                   0.7             7,338
      Hewlett-Packard Co. 252,916                          0.4             4,719
 (10) International Business Machines
      Corp. 139,850                                        1.1            12,552
 =(3) Microsoft Corp. 892,760                              2.2            24,988
    o Oracle Corp. 429,500                                 0.5             5,437
      Other Securities                                     1.6            19,495
                                                        ------       -----------
                                                           7.5            85,363
      BUSINESS SERVICES 5.8%
      --------------------------------------------------------------------------
    o eBay, Inc. 52,924                                    0.5             5,166
   @o Google, Inc., Class A 22,500                         0.4             4,291
    o Yahoo! Inc. 111,144                                  0.4             4,022
      Other Securities                                     4.5            52,191
                                                        ------       -----------
                                                           5.8            65,670
      CHEMICALS 1.5%
      --------------------------------------------------------------------------
      Other Securities                                     1.5            17,539

      CONSTRUCTION 0.9%
      --------------------------------------------------------------------------
      Other Securities                                     0.9             9,898

      CONSUMER DURABLES 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4             4,237

      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,183

      ELECTRONICS 5.3%
      --------------------------------------------------------------------------
      Intel Corp. 533,832                                  1.1            11,883
      Qualcomm, Inc. 135,100                               0.5             5,649
      Other Securities                                     3.7            43,042
                                                        ------       -----------
                                                           5.3            60,574
      ENERGY: RAW MATERIALS 2.0%
      --------------------------------------------------------------------------
      Other Securities                                     2.0            23,419

      FOOD & AGRICULTURE 3.1%
      --------------------------------------------------------------------------
      The Coca-Cola Co. 202,200                            0.7             8,221
      PepsiCo, Inc. 140,800                                0.6             6,981
      Other Securities                                     1.8            20,755
                                                        ------       -----------
                                                           3.1            35,957
      GOLD 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,009

      HEALTHCARE / DRUGS & MEDICINE 11.5%
      --------------------------------------------------------------------------
      Abbott Laboratories 128,205                          0.5             5,465
    o Amgen, Inc. 107,168                                  0.6             6,087
      Eli Lilly & Co. 92,400                               0.5             5,074
  (8) Johnson & Johnson 246,370                            1.3            14,383
      Medtronic, Inc. 100,974                              0.5             5,161
      Merck & Co., Inc. 183,552                            0.5             5,747
  (6) Pfizer, Inc. 631,552                                 1.6            18,283
      UnitedHealth Group,
      Inc. 66,300                                          0.4             4,800
      Wyeth 109,400                                        0.4             4,338
      Other Securities                                     5.2            62,410
                                                        ------       -----------
                                                          11.5           131,748
      HOUSEHOLD PRODUCTS 1.8%
      --------------------------------------------------------------------------
    = Procter & Gamble Co. 213,400                         1.0            10,922
      Other Securities                                     0.8             9,485
                                                        ------       -----------
                                                           1.8            20,407
      INSURANCE 4.3%
      --------------------------------------------------------------------------
  (9) American International Group,
      Inc. 216,222                                         1.2            13,127
      Other Securities                                     3.1            36,098
                                                        ------       -----------
                                                           4.3            49,225
      MEDIA 3.8%
      --------------------------------------------------------------------------
    o Comcast Corp.,
      Class A 148,336                                      0.4             4,376
    o Time Warner, Inc. 367,052                            0.6             6,108
      Viacom, Inc., Class B 144,012                        0.5             5,255
      The Walt Disney Co. 167,150                          0.4             4,216
      Other Securities                                     1.9            23,289
                                                        ------       -----------
                                                           3.8            43,244
      MISCELLANEOUS 0.5%
      --------------------------------------------------------------------------
      3M Co. 65,000                                        0.5             5,042
      Other Securities                                     0.0               687
                                                        ------       -----------
                                                           0.5             5,729


56 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      MISCELLANEOUS FINANCE 7.9%
      --------------------------------------------------------------------------
      American Express Co. 105,150                         0.5             5,580
    o Berkshire Hathaway, Inc.,
      Class A 96                                           0.7             8,088
    / The Charles Schwab
      Corp. 111,120                                        0.1             1,017
 =(5) Citigroup, Inc. 424,936                              1.7            18,854
      Fannie Mae 81,400                                    0.5             5,710
      Merrill Lynch & Co., Inc. 79,800                     0.4             4,304
      Morgan Stanley 90,300                                0.4             4,613
      Other Securities                                     3.6            41,680
                                                        ------       -----------
                                                           7.9            89,846
      NON-DURABLES & ENTERTAINMENT 1.4%
      --------------------------------------------------------------------------
      Other Securities                                     1.4            16,109

      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4             4,931

      OIL: DOMESTIC 1.6%
      --------------------------------------------------------------------------
      ConocoPhillips 56,098                                0.4             4,730
      Other Securities                                     1.2            13,653
                                                        ------       -----------
                                                           1.6            18,383
      OIL: INTERNATIONAL 3.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp. 179,634                          0.8             9,532
 =(2) Exxon Mobil Corp. 537,816                            2.3            26,471
      Other Securities                                     0.1               586
                                                        ------       -----------
                                                           3.2            36,589
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,465

      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Other Securities                                     0.8             8,757

      PRODUCER GOODS & MANUFACTURING 4.9%
      --------------------------------------------------------------------------
 =(1) General Electric Co. 863,066                         2.6            29,448
      Other Securities                                     2.3            26,142
                                                        ------       -----------
                                                           4.9            55,590
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Other Securities                                     0.5             5,533

      REAL PROPERTY 2.1%
      --------------------------------------------------------------------------
      Other Securities                                     2.1            23,704

      RETAIL 6.1%
      --------------------------------------------------------------------------
      Home Depot, Inc. 187,000                             0.7             7,682
 =(4) Wal-Mart Stores, Inc. 354,600                        1.7            19,120
      Other Securities                                     3.7            43,354
                                                        ------       -----------
                                                           6.1            70,156
      STEEL 0.2%
      --------------------------------------------------------------------------
      Other Securities                                     0.2             2,003

      TELEPHONE 3.1%
      --------------------------------------------------------------------------
      SBC Communications,
      Inc. 273,212                                         0.6             6,901
      Verizon Communications,
      Inc. 228,786                                         0.8             8,946
      Other Securities                                     1.7            19,561
                                                        ------       -----------
                                                           3.1            35,408
      TOBACCO 0.9%
      --------------------------------------------------------------------------
      Altria Group, Inc. 168,800                           0.7             8,180
      Other Securities                                     0.2             1,637
                                                        ------       -----------
                                                           0.9             9,817
      TRAVEL & RECREATION 0.9%
      --------------------------------------------------------------------------
      Other Securities                                     0.9             9,761

      TRUCKING & FREIGHT 0.4%
      --------------------------------------------------------------------------
      Other Securities                                     0.4             4,328

      UTILITIES: ELECTRIC & GAS 3.1%
      --------------------------------------------------------------------------
      Other Securities                                     3.1            35,894

      PREFERRED STOCK 0.0% of net assets

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Other Securities                                     0.0                69

      SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)

      CORPORATE BONDS 0.0% of net assets
      FIXED-RATE OBLIGATIONS 0.0%
      --------------------------------------------------------------------------
      Brookfield Homes Corp.
        12.00%, 06/30/20
        15                                                 0.0                16


                                                         See financial notes. 57

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued


                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      WARRANTS 0.0% of net assets

      Other Securities                                     0.0                 2

      RIGHTS 0.0% of net assets

      Other Securities                                     0.0                 8

      SHORT-TERM INVESTMENT
      0.7% of net assets

      Provident Institutional
      TempFund 8,014,950                                   0.7             8,015

      SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill,
        1.63%, 12/16/04
        400                                                0.0               399

END OF INVESTMENTS.


      SECURITY                                         FACE AMOUNT      VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      6.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 2.5%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
        1.92%, 11/29/04                                      3,848         3,847
        1.72%, 05/25/05                                      1,516         1,516
      Crown Point Capital
        1.80%, 11/05/04                                      1,851         1,851
      Foreningssparbanken AB
        1.83%, 11/15/04                                     10,855        10,853
      Fortis Bank
        1.78%, 06/06/05                                      1,381         1,381
      Societe Generale NY
        1.95%, 11/01/04                                      5,456         5,455
        1.83%, 11/15/04                                      1,571         1,570
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                      2,340         2,339
                                                                     -----------
                                                                          28,812

      SHORT-TERM INVESTMENTS 3.8%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                      1,709         1,709


      SECURITY AND NUMBER OF SHARES
      Institutional Money Market
      Trust 40,974,861                                                    40,975
                                                                     -----------
                                                                          42,684

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


58 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAINS
Russell 2000 Index,
Long expires 12/17/04                       4           1,169              29
S&P 500 Index, Long
expires 12/17/04                           23           6,499              50
                                                                         ----
                                                                           79


                                                         See financial notes. 59

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $68,742 of securities on loan)                         $1,136,079 a
Collateral invested for securities on loan                               71,496
Receivables:
   Fund shares sold                                                       3,993
   Interest                                                                   6
   Dividends                                                              1,263
   Investments sold                                                          14
   Due from brokers for futures                                              10
   Income from securities on loan                                            10
Prepaid expenses                                                  +          22
                                                                  --------------
TOTAL ASSETS                                                          1,212,893

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               71,496
Payables:
   Fund shares redeemed                                                     580
   Investment adviser and administrator fees                                 24
   Transfer agent and shareholder service fees                               19
   Trustee fees                                                               1
Accrued expenses                                                  +          93
                                                                  --------------
TOTAL LIABILITIES                                                        72,213

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,212,893
TOTAL LIABILITIES                                                 -      72,213
                                                                  --------------
NET ASSETS                                                           $1,140,680

NET ASSETS BY SOURCE
Capital received from investors                                       1,096,490
Net investment income not yet distributed                                10,037
Net realized capital losses                                             (22,293) b
Net unrealized capital gains                                             56,446 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                         SHARES
SHARE CLASS                   NET ASSETS      /     OUTSTANDING      =      NAV
Investor Shares               $592,410                   31,108          $19.04
Select Shares                 $548,270                   28,713          $19.09

  Unless stated, all numbers x 1,000.

a The fund paid $1,079,712 for these securities.

  Includes securities valued at fair value worth $13 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

      Purchases            $169,426
      Sales/maturities      $16,950

  The fund's total security transactions with other SchwabFunds(R) during the period were $3,569.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                         $1,080,161

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $226,948
  Losses                              +    (171,030)
                                      --------------
                                            $55,918

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $10,037
  Long-term capital gains                       $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2007                                        $18
    2008                                      3,413
    2009                                      2,000
    2010                                     11,485
    2011                                      3,975
    2012                              +         874
                                      --------------
                                            $21,765

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                          $1
  Reclassified as:
  Realized capital losses                       ($1)


60 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $17,028
Interest                                                                     59
Securities on loan                                                   +      180
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  17,267

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                          (92)
Net realized gains on futures contracts                              +      378
                                                                     -----------
NET REALIZED GAINS                                                          286

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      83,808
Net unrealized losses on futures contracts                           +     (107)
                                                                     -----------
NET UNREALIZED GAINS                                                     83,701

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,743 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        1,384 b
   Select Shares                                                            511 b
Trustees' fees                                                               12 c
Custodian fees                                                               81
Portfolio accounting fees                                                   159
Professional fees                                                            42
Registration fees                                                            99
Shareholder reports                                                          79
Interest expense                                                              1
Other expenses                                                       +       33
                                                                     -----------
Total expenses                                                            5,144
Expense reduction                                                    -       85 d
                                                                     -----------
NET EXPENSES                                                              5,059

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  17,267
NET EXPENSES                                                         -    5,059
                                                                     -----------
NET INVESTMENT INCOME                                                    12,208
NET REALIZED GAINS                                                          286 e
NET UNREALIZED GAINS                                                 +   83,701 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $96,195

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $4 from the investment adviser (CSIM) and $81 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.58
  Select Shares                     0.39

  This limit excludes interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $83,987


                                                         See financial notes. 61

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                                $12,208             $8,702
Net realized gains or losses                             286             (5,294)
Net unrealized gains                        +         83,701            155,552
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                96,195            158,960

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        4,522              3,195
Select Shares                               +          4,835              3,512
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $9,357             $6,707 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-10/31/04             11/1/02-10/31/03
                               SHARES         VALUE       SHARES          VALUE
SHARES SOLD
Investor Shares                 9,767      $180,735       12,774       $194,287
Select Shares              +    8,998       165,692       11,399        172,567
                           -----------------------------------------------------
TOTAL SHARES SOLD              18,765      $346,427       24,173       $366,854

SHARES REINVESTED
Investor Shares                   237        $4,213          209         $2,984
Select Shares              +      222         3,957          203          2,911
                           -----------------------------------------------------
TOTAL SHARES REINVESTED           459        $8,170          412         $5,895

SHARES REDEEMED
Investor Shares                (5,759)    ($106,552)      (4,461)      ($68,649)
Select Shares              +   (5,002)      (92,791)      (5,507)       (85,326)
                           -----------------------------------------------------
TOTAL SHARES REDEEMED         (10,761)    ($199,343)      (9,968)     ($153,975) c

NET TRANSACTIONS
IN FUND SHARES                  8,463      $155,254       14,617       $218,774

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/03-10/31/04              11/1/02-10/31/03
                               SHARES    NET ASSETS       SHARES     NET ASSETS
Beginning of period            51,358      $898,588       36,741       $527,561
Total increase             +    8,463       242,092       14,617        371,027
                           -----------------------------------------------------
END OF PERIOD                  59,821    $1,140,680       51,358       $898,588 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $9,357 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

                             CURRENT       PRIOR
                              PERIOD       PERIOD
  Ordinary income             $9,357       $6,707
  Long-term capital gains        $--          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                        $70
  Select Shares                      +    59
                                     -------
  TOTAL                                 $129

  PRIOR PERIOD:
  Investor Shares                        $76
  Select Shares                      +   173
                                     -------
  TOTAL                                 $249

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $10,037 and $7,185 at the end of the current period and prior period, respectively.


62 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/03-     11/1/02-     11/1/01-     11/1/00-      11/1/99-
INVESTOR SHARES                                           10/31/04     10/31/03     10/31/02     10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                      12.74        10.47        12.22        17.13        17.93
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.26         0.23         0.21         0.15         0.20
   Net realized and unrealized gains or losses               2.05         2.25        (1.82)       (4.81)       (0.85)
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           2.31         2.48        (1.61)       (4.66)       (0.65)

Less distributions:
   Dividends from net investment income                     (0.23)       (0.21)       (0.14)       (0.25)       (0.15)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            14.82        12.74        10.47        12.22        17.13
                                                          --------------------------------------------------------------------------
Total return (%)                                            18.40        24.24       (13.34)      (27.58)       (3.69)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.69         0.65         0.58         0.58         0.59 1
   Gross operating expenses                                  0.73         0.74         0.76         0.75         0.82
   Net investment income                                     1.78         2.01         1.70         1.14         1.60
Portfolio turnover rate                                         1            7           13           18           16
Net assets, end of period ($ x 1,000,000)                     550          494          443          519          637

1 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 63

SCHWAB INTERNATIONAL INDEX FUND

                                                          11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-
SELECT SHARES                                             10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      12.75        10.47        12.23        17.14        17.96
Income or loss from investment operations:
   Net investment income                                     0.28         0.25         0.21         0.16         0.27
   Net realized and unrealized gains or losses               2.05         2.26        (1.82)       (4.80)       (0.91)
                                                       -----------------------------------------------------------------------------
   Total income or loss from investment operations           2.33         2.51        (1.61)       (4.64)       (0.64)
Less distributions:
   Dividends from net investment income                     (0.25)       (0.23)       (0.15)       (0.27)       (0.18)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                            14.83        12.75        10.47        12.23        17.14
                                                       -----------------------------------------------------------------------------
Total return (%)                                            18.56        24.50       (13.31)      (27.45)       (3.65)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.50         0.49         0.47         0.47         0.48 1
   Gross operating expenses                                  0.58         0.59         0.61         0.60         0.67
   Net investment income                                     1.97         2.19         1.81         1.25         1.71
Portfolio turnover rate                                         1            7           13           18           16
Net assets, end of period ($ x 1,000,000)                     687          629          536          616          700

1 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had not been included.


64 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2004

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top Ten Holding

 o  Non-income producing security

 @  The security or a portion of this security is on loan.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                                ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.3%   FOREIGN COMMON
         STOCK                                        995,647         1,228,866

  0.4%   FOREIGN PREFERRED
         STOCK                                          3,801             5,016

  0.2%   SHORT-TERM
         INVESTMENT                                     1,954             1,954

  0.0%   RIGHTS                                            --               107

  0.0%   WARRANTS                                         200                --
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                          1,001,602         1,235,943

  8.4%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                           103,711           103,711

(8.3)%   OTHER ASSETS AND
         LIABILITIES, NET                                              (102,147)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             1,237,507

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      FOREIGN COMMON STOCK 99.3% of net assets

      AUSTRALIA 4.1%
      --------------------------------------------------------------------------
      BHP Billiton Ltd. 727,139                            0.6             7,521
      Commonwealth Bank of
      Australia 245,112                                    0.5             5,877
    @ National Australia Bank
      Ltd. 296,328                                         0.5             6,257
      Other Securities                                     2.5            31,088
                                                         -----       -----------
                                                           4.1            50,743
      BELGIUM 0.9%
      --------------------------------------------------------------------------
      Other Securities                                     0.9            10,810

      CANADA 6.2%
      --------------------------------------------------------------------------
    @ Bank of Nova Scotia  198,704                         0.5             6,451
      Manulife Financial
      Corp. 156,550                                        0.6             7,300
    @ Royal Bank of Canada  127,717                        0.5             6,638
      Other Securities                                     4.6            56,071
                                                         -----       -----------
                                                           6.2            76,460
      DENMARK 0.6%
      --------------------------------------------------------------------------
      Other Securities                                     0.6             7,414

      FRANCE 10.6%
      --------------------------------------------------------------------------
      BNP Paribas 157,814                                  0.9            10,710
      France Telecom SA  209,724                           0.5             5,986
      Sanofi-Aventis 173,827                               1.0            12,670
 @(5) Total SA 110,932                                     1.9            23,001
      Other Securities                                     6.3            78,375
                                                         -----       -----------
                                                          10.6           130,742
      GERMANY 7.2%
      --------------------------------------------------------------------------
      BASF AG 103,335                                      0.5             6,428
      DaimlerChrysler AG  168,370                          0.6             6,935
      Deutsche Bank AG  99,862                             0.6             7,570
    o Deutsche Telekom AG  487,262                         0.8             9,310
      E.ON AG 118,150                                      0.8             9,586
      SAP AG 39,024                                        0.5             6,628
      Siemens AG 153,790                                   0.9            11,415
      Other Securities                                     2.5            31,371
                                                         -----       -----------
                                                           7.2            89,243
      HONG KONG / CHINA 1.3%
      --------------------------------------------------------------------------
      Other Securities                                     1.3            16,095


                                                         See financial notes. 65

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      ITALY 3.5%
      --------------------------------------------------------------------------
      ENI-Ente Nazionale Idrocarburi
      SPA  490,576                                         0.9            11,108
      Other Securities                                     2.6            32,589
                                                         -----       -----------
                                                           3.5            43,697
      JAPAN 17.8%
      --------------------------------------------------------------------------
      Canon, Inc. 162,000                                  0.6             7,979
      Honda Motor Co. Ltd.  152,700                        0.6             7,362
      Mitsubishi Tokyo Financial
      Group, Inc. 787                                      0.5             6,670
      NTT DoCoMo, Inc.  3,541                              0.5             6,236
      Takeda Pharmaceutical Co.
      Ltd. 160,200                                         0.6             7,724
  (8) Toyota Motor Corp.  538,500                          1.7            20,944
      Other Securities                                    13.3           162,981
                                                         -----       -----------
                                                          17.8           219,896
      NETHERLANDS 5.6%
      --------------------------------------------------------------------------
      ABN Amro Holdings
      NV 298,017                                           0.6             7,108
      ING Groep NV  340,404                                0.7             8,985
      Koninklijke Philips Electronics
      NV 255,925                                           0.5             6,039
  (7) Royal Dutch Petroleum
      Co. 398,487                                          1.7            21,589
      Unilever NV 110,002                                  0.5             6,381
      Other Securities                                     1.6            18,982
                                                         -----       -----------
                                                           5.6            69,084
      SINGAPORE 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1             1,593

      SPAIN 3.9%
      --------------------------------------------------------------------------
      Banco Bilbao Vizcaya
      Argentaria SA  587,573                               0.7             9,193
    @ Banco Santander Central
      Hispano SA 834,597                                   0.8             9,290
      Telefonica SA  900,159                               1.2            14,817
      Other Securities                                     1.2            15,297
                                                         -----       -----------
                                                           3.9            48,597
      SWEDEN 1.9%
      --------------------------------------------------------------------------
    o Telefonaktiebolaget LM Ericsson,
      Class B 2,846,579                                    0.7             8,244
      Other Securities                                     1.2            15,679
                                                         -----       -----------
                                                           1.9            23,923
      SWITZERLAND 7.8%
      --------------------------------------------------------------------------
    o Credit Suisse Group  218,120                         0.6             7,434
  (9) Nestle SA, Registered  77,668                        1.5            18,311
  (6) Novartis AG,
      Registered 460,530                                   1.8            21,887
      Roche Holdings-
      Genus 135,932                                        1.1            13,848
      UBS AG, Registered  216,176                          1.3            15,528
      Other Securities                                     1.5            19,536
                                                         -----       -----------
                                                           7.8            96,544
      UNITED KINGDOM 27.8%
      --------------------------------------------------------------------------
      AstraZeneca PLC  328,216                             1.1            13,423
      Barclays PLC 1,265,372                               1.0            12,335
  (1) BP PLC 4,216,549                                     3.3            40,755
      Diageo PLC 596,684                                   0.6             7,965
  (4) GlaxoSmithKline
      PLC 1,142,422                                        1.9            24,010
      HBOS PLC 747,598                                     0.8             9,993
  (2) HSBC Holdings
      PLC 2,103,680                                        2.7            33,901
      Lloyds TSB Group
      PLC 1,065,026                                        0.7             8,411
 (10) Royal Bank of Scotland
      Group PLC 547,776                                    1.3            16,109
    o Shell Transport & Trading Co.
      PLC 1,852,117                                        1.2            14,550
      Tesco PLC 1,445,671                                  0.6             7,602
  (3) Vodafone Group
      PLC 12,980,507                                       2.7            33,179
      Other Securities                                     9.9           121,792
                                                         -----       -----------
                                                          27.8           344,025

      FOREIGN PREFERRED STOCK 0.4% of net assets

      AUSTRALIA 0.3%
      --------------------------------------------------------------------------
      Other Securities                                     0.3             4,113

      GERMANY 0.1%
      --------------------------------------------------------------------------
      Other Securities                                     0.1               903


66 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                        % OF NET        VALUE
      SECURITY AND NUMBER OF SHARES                      ASSETS      ($ x 1,000)
      WARRANTS 0.0% of net assets

      Other Securities                                     0.0                -- *

      RIGHTS 0.0% of net assets

      Other Securities                                     0.0               107

      SECURITY
         RATE, MATURITY DATE
         FACE AMOUNT ($ x 1,000)

      SHORT-TERM INVESTMENT
      0.2% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
         1.29%, 11/01/04
         1,954                                             0.2             1,954

END OF INVESTMENTS.

* Amounts stated as "--" are less than $1.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.4% of net assets

      SHORT-TERM INVESTMENT 8.4%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund  103,710,647                                                  103,711

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 67

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $98,966 of securities on loan)                         $1,235,943 a
Collateral invested for securities on loan                              103,711
Foreign currency                                                             30 b
Receivables:
   Fund shares sold                                                         290
   Dividends                                                              1,941
   Income from securities on loan                                            39
   Dividend tax reclaim                                                     136
Prepaid expenses                                                  +          21
                                                                  --------------
TOTAL ASSETS                                                          1,342,111

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              103,711
Payables:
   Fund shares redeemed                                                     619
   Interest expense                                                           1
   Withholding taxes                                                         48
   Investment adviser and administrator fees                                 36
   Transfer agent and shareholder service fees                               15
   Trustees' fees                                                             1
Accrued expenses                                                  +         173
                                                                  --------------
TOTAL LIABILITIES                                                       104,604

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,342,111
TOTAL LIABILITIES                                                 -     104,604
                                                                  --------------
NET ASSETS                                                           $1,237,507


NET ASSETS BY SOURCE
Capital received from investors                                       1,294,974
Net investment income not yet distributed                                21,478
Net realized capital losses                                            (313,335)
Net unrealized capital gains                                            234,390

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                  SHARES
SHARE CLASS       NET ASSETS        /        OUTSTANDING         =          NAV
Investor Shares     $550,263                      37,126                 $14.82
Select Shares       $687,244                      46,340                 $14.83

  Unless stated, all numbers x 1,000.

a The fund paid $1,001,602 for these securities. Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $16,070
    Sales/maturities               $82,592

b The fund paid $27 for these currencies.

  FEDERAL TAX DATA
  -------------------------------------------------------------------
  PORTFOLIO COST                               $1,006,740

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                          $316,555
  Losses                                      +   (87,352)
                                              ------------
                                                 $229,203

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                 $21,655
  Long-term capital gains                             $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                           Loss amount
     2005                                          $1,837
     2006                                          11,905
     2007                                               7
     2008                                           3,669
     2009                                         130,942
     2010                                         112,722
     2011                                          39,016
     2012                                     +     8,278
                                              ------------
                                                 $308,376

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                                $6
  Net realized capital losses                      $1,737
  Reclassified as:
  Capital received from
    investors                                     ($1,743)


68 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $29,068 a
Interest                                                                     22
Securities on loan                                                  +       976
                                                                    ------------
TOTAL INVESTMENT INCOME                                                  30,066

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (7,823)
Net realized gains on foreign currency transactions                 +         6
                                                                    ------------
NET REALIZED LOSSES                                                      (7,817)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     187,878
Net unrealized gains on foreign currency transactions               +        14
                                                                    ------------
NET UNREALIZED GAINS                                                    187,892

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 4,870 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        1,346 c
   Select Shares                                                            677 c
Trustees' fees                                                               13 d
Custodian fees                                                              514
Portfolio accounting fees                                                   179
Professional fees                                                            46
Registration fees                                                            48
Shareholder reports                                                         120
Interest expense                                                              3
Other expenses                                                      +        29
                                                                    ------------
Total expenses                                                            7,845
Expense reduction                                                   -       741 e
                                                                    ------------
NET EXPENSES                                                              7,104

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  30,066
NET EXPENSES                                                        -     7,104
                                                                    ------------
NET INVESTMENT INCOME                                                    22,962
NET REALIZED LOSSES                                                      (7,817) f
NET UNREALIZED GAINS                                                +   187,892 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $203,037

  Unless stated, all numbers x 1,000.

a Net of $3,668 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $470 from the investment adviser (CSIM) and $271 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2005, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Investor Shares                             0.69
  Select Shares                               0.50

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $180,075.


                                                         See financial notes. 69

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/03-10/31/04  11/1/02-10/31/03
Net Investment income                                 $22,962           $21,074
Net realized losses                                    (7,817)          (37,839)
Net unrealized gains                         +        187,892           241,954
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                203,037           225,189

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         9,069             9,001
Select Shares                                +         12,465            11,662
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $21,534           $20,663 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES        VALUE       SHARES        VALUE
SHARES SOLD
Investor Shares                    5,725      $80,057        5,440      $59,471
Select Shares                 +    5,772       80,804        8,086       86,648
                              --------------------------------------------------
TOTAL SHARES SOLD                 11,497     $160,861       13,526     $146,119

SHARES REINVESTED
Investor Shares                      629       $8,293          815       $8,329
Select Shares                 +      882       11,628        1,072       10,936
                              --------------------------------------------------
TOTAL SHARES REINVESTED            1,511      $19,921        1,887      $19,265

SHARES REDEEMED
Investor Shares                   (7,955)   ($111,302)      (9,803)   ($105,853)
Select Shares                 +   (9,688)    (136,414)     (10,942)    (119,750)
                              --------------------------------------------------
TOTAL SHARES REDEEMED            (17,643)   ($247,716)     (20,745)   ($225,603) c

NET TRANSACTIONS
IN FUND SHARES                    (4,635)    ($66,934)      (5,332)    ($60,219)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES   NET ASSETS       SHARES   NET ASSETS
Beginning of period               88,101   $1,122,938       93,433     $978,631
Total increase or
 decrease                     +   (4,635)     114,569       (5,332)     144,307
                              --------------------------------------------------
END OF PERIOD                     83,466   $1,237,507       88,101   $1,122,938 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  The fund designates $20,935 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid were:

                             CURRENT      PRIOR
                             PERIOD      PERIOD
  Ordinary income            $21,534     $20,663
  Long-term capital gains        $--         $--

c The fund charges 1.50% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                            $50
  Select Shares                         +     22
                                        --------
  TOTAL                                      $72

  PRIOR PERIOD:
  Investor Shares                            $62
  Select Shares                         +     46
                                        --------
  TOTAL                                     $108

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $21,478 and $20,044 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                      10.9%
  Growth Portfolio                          10.0%
  Balanced Portfolio                         6.7%
  Conservative Portfolio                     2.4%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                        0.5%


70 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                              INVESTOR     SELECT
FUND                                           SHARES      SHARES     E.SHARES
--------------------------------------------------------------------------------
S&P 500                                           -           -           -
--------------------------------------------------------------------------------
SCHWAB 1000                                       -           -
--------------------------------------------------------------------------------
SMALL-CAP INDEX                                   -           -
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX                          -           -
--------------------------------------------------------------------------------
INTERNATIONAL INDEX                               -           -
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS  organized October 26, 1990
   SCHWAB 1000 FUND
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab GNMA Fund

SCHWAB CAPITAL TRUST  organized May 7, 1993
   SCHWAB S&P 500 FUND
   SCHWAB SMALL-CAP INDEX FUND
   SCHWAB TOTAL STOCK MARKET INDEX FUND
   SCHWAB INTERNATIONAL INDEX FUND
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Institutional Select Large-Cap Value Index Fund
   Schwab Institutional Select Small-Cap Value Index Fund

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

SCHWAB EQUITY INDEX FUNDS

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                                                        WEIGHTED
                                  AMOUNT                                 AVERAGE
                                OUTSTANDING           AVERAGE           INTEREST
                                AT 10/31/04          BORROWING*           RATE*
FUND                            ($ x 1,000)         ($ x 1,000)            (%)
--------------------------------------------------------------------------------
SCHWAB
S&P 500 FUND                        --                 4,982              1.46
--------------------------------------------------------------------------------
SCHWAB 1000                         --                 1,749              1.93
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                          --                 2,007              1.78
--------------------------------------------------------------------------------
SCHWAB TOTAL STOCK
MARKET INDEX FUND                   --                 5,425              1.40
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                          --                 1,147              2.00
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum

SCHWAB EQUITY INDEX FUNDS

exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS
DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International Index Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is

SCHWAB EQUITY INDEX FUNDS

based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500
Fund Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the summary of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 16, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 51 as of 10/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                             TRUST POSITION(S);
NAME AND BIRTHDATE           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2          Chair, Trustee:             Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                      Family of Funds, 1989;      Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                             Investments, 1991;          Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                             Capital Trust, 1993;        Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                             Annuity Portfolios, 1994.   Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                         N.A., U.S. Trust Corp., United States Trust Co. of New York, Siebel
                                                         Systems (software), Xsign, Inc. (electronic payment systems),
                                                         TrustMark, Inc., All Kinds of Minds (education); Trustee, Stanford
                                                         University. Until 5/04: Director, The Gap, Inc. (clothing retailer). Until
                                                         5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                         Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                         Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director,
                                                         The Charles Schwab Trust Co.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE           TRUST OFFICERS HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER              President, CEO              EVP, President, Charles Schwab Investment Management, Inc;
5/4/55                       (all trusts).               Until 7/04: SVP for Development and Distribution, Asset Management
                                                         Products and Services Enterprise; Until 6/03: EVP, CFO, Administrative
                                                         Officer, U.S. Trust Corp.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD              SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                       Officer (all trusts).       Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                         Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS               SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles Schwab
7/10/59                      Officer (all trusts).       Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                         Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                         Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFF MORTIMER                SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                      Officer (all trusts).       Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                         Officer, Laudus Trust; Until 5/04: VP, Charles Schwab
                                                         Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE             Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                     Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                         VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                         Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                         Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON               Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                  Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                         U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA 1             Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                       Financial Officer           Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                             (all trusts).               Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                         Until 9/99: Managing Director at the New York Stock Exchange.

1 Elected to his position on the SchwabFunds Board on November 16, 2004.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER           2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                  First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                         (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                         (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                         Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                         2001: Special Advisor to the President, Stanford University. Until 2002:
                                                         Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                         Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD            Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing and
9/23/31                      Investments, 1991;          communications consulting). Until 1999: EVP, Managing Director,
                             Capital Trust, 1993;        Grey Advertising.
                             Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER            2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                                 (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                         Properties (commercial real estate), Stratex Corp. (network equipment);
                                                         Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                         Member, executive committee, Pacific Stock & Options Exchange.
                                                         Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                         Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES             Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                      Investments, 1991;          services and investment advice).
                             Capital Trust, 1993;
                             Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH              2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                  Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                         (electrical products, tools and hardware); Member, audit committee,
                                                         Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                         Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS           Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                      Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY            Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                      Investments, 1991;          and investments).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab(R) Institutional Select(R) Funds
   Schwab(R) Institutional Select(R) S&P 500 Fund
   Schwab(R) Institutional Select(R) Large-Cap Value Index Fund
   Schwab(R) Institutional Select(R) Small-Cap Value Index Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

Charles Schwab & Co., Inc. (Schwab)

FUNDS

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

REG13810-07

ANNUAL REPORT
October 31, 2004

                                                             [LAUDUS FUNDS LOGO]

                                                         COMMAND PERFORMANCE(TM)

LAUDUS MARKETMASTERS FUNDS(TM)
(effective November 1, 2004 the Funds changed their name from the Schwab MarketMasters Funds(R) to the Laudus MarketMasters Funds(TM))

Laudus U.S. MarketMasters Fund(TM)

Laudus Balanced MarketMasters Fund(TM)

Laudus Small-Cap MarketMasters Fund(TM)

Laudus International MarketMasters Fund(TM)

Four distinct Funds, each combining the expertise of leading investment managers with Schwab's overall supervision.

   IN THIS REPORT

      Management's Discussion ...............................................  1
         The president of Laudus Funds and the Funds' managers take a look at the factors that shaped Fund performance during the report period.

         Performance at a Glance ..............   4

      Laudus U.S. MarketMasters Fund(TM)
         Investor Shares: SWOGX  Select Shares(R): SWMGX

         The Fund seeks capital growth.

         Performance and Fund Facts ...........   6
         Financial Statements .................  20

      Laudus Balanced MarketMasters Fund(TM)
         Investor Shares: SWOBX  Select Shares: SWMBX

         The Fund seeks capital growth and income.

         Performance and Fund Facts ...........   9
         Financial Statements .................  29

      Laudus Small-Cap MarketMasters Fund(TM)
         Investor Shares: SWOSX  Select Shares: SWMSX

         The Fund seeks long-term capital appreciation.

         Performance and Fund Facts ...........  12
         Financial Statements .................  47

      Laudus International MarketMasters Fund(TM)
         Investor Shares: SWOIX Select  Shares: SWMIX

         The Fund seeks long-term capital appreciation.

         Performance and Fund Facts ...........  15
         Financial Statements .................  56

      Fund Expenses ........................................................  18

      Financial Notes ......................................................  70

      Fund Trustees ........................................................  77

      Glossary .............................................................  80

--------------------------------------------------------------------------------

INTRODUCING SELECT SHARES FOR THE LAUDUS MARKETMASTERS FUNDS(TM)

On April 1, 2004 SchwabFunds announced the availability of a new lower operating expense share class of the Laudus International MarketMasters Fund. The availability of this new share class came as good news to investors seeking exposure to international equities as well as those who already own the Fund who were now eligible to lower their net operating expenses.

We are pleased to announce that effective June 1, 2004, Select Shares became available for the U.S., Balanced and Small-Cap MarketMasters Funds. (See the table at right for specifics.)

The new Select Shares, have lower net operating expense and higher investment minimums compared with Investor Shares. (See the prospectus for additional information).

Select Shares are also available to current shareholders who have positions of $25,000 or greater in Investor Shares of one of the Laudus MarketMasters Funds. We encourage shareholders of Investor Shares to review their portfolio along with the Fund's prospectus to see if they are eligible to exchange into Select Shares. If an investor is eligible, they should contact Schwab to do an interclass exchange.

                                                                     INVESTMENT
SELECT SHARES                                          OER            MINIMUM
--------------------------------------------------------------------------------
U.S. MarketMasters Fund                               1.07%           $25,000

Balanced
MarketMasters Fund                                    0.95%           $25,000

Small-Cap
MarketMasters Fund                                    1.37%           $25,000

International
MarketMasters Fund                                    1.47%           $25,000

To learn more, please see the Funds' prospectus at WWW.LAUDUSFUNDS.COM. Or, call
1.800.435.4000 to order a prospectus or to speak with a representative.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

MANAGEMENT'S DISCUSSION for the year ended October 31, 2004

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. (CSIM). She joined the firm in 1992 and has held a variety of executive positions at Schwab.

[PHOTO OF JANA THOMPSON]

JANA THOMPSON is President of Laudus Funds. Prior to joining Charles Schwab & Co., Inc. in 2000, she enjoyed a 16-year career in asset management and client services.

Dear Shareholder:

We are pleased to announce that, effective November 1, 2004 the Schwab MarketMasters Funds(R) were renamed the Laudus MarketMasters Funds(TM). SchwabFunds and Laudus Funds are two of Schwab's unique fund families that benefit from the management oversight of CSIM. While SchwabFunds(R) focuses on the needs of individual investors, Laudus Funds focuses on the institutional-investing markets.

This change will have little, if any, effect on current shareholders, as neither the portfolio management team, nor the objectives of each of the four Funds has changed. Jeff Mortimer and Kim Formon will continue to manage the Funds in conjunction with some of the most talented money managers in the industry. The only change you should expect to see is in the name Laudus MarketMastersFunds.

We made this change because we believe it will help our shareholders. The MarketMasters Funds have experienced impressive asset growth over the past few years. Making the Funds available with the Laudus name presents an opportunity to open up the Funds to a greater pool of investors, including institutional investment managers. As the MarketMasters Funds grow, the costs of operating the Funds are reduced. While this won't result in an immediate reduction in the net operating expenses, the fees you pay are likely to be reduced over time, as the Funds reach certain asset milestones.

We are very excited about this change, and we hope you share our enthusiasm. Once again, we thank you for investing with us, as we continue to build both SchwabFunds and Laudus Funds' mutual fund families.

Sincerely,

/s/ Evelyn Dilsaver

/s/ Jana Thompson


                                                    Laudus MarketMasters Funds 1

[PHOTO OF JEFFREY MORTIMER & KIMBERLY FORMON]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, has overall responsibility for the management of the Funds. Prior to joining the firm in 1997, he worked for nine years in asset allocation and manager selection.

KIMBERLY FORMON, CFA, a director and portfolio manager of the investment adviser, co-manages the Schwab MarketMasters Funds. Prior to joining the firm in 1999, she worked for 10 years in equity and fixed-income analysis.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC NEWS THAT WAS REPORTED TOWARD THE END OF 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to pick up some steam.
In fact, aside from a "soft patch" in early summer, the economy was clicking on all cylinders.

With the economic recovery more broad-based, investors, who only a year ago feared deflation, started to worry about inflation. Their inflationary concerns were based on surging oil prices, which had hit an all-time high amid fears of supply interruptions. And while commodity prices moderated somewhat later in the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise. Nonetheless, the Federal Reserve (the Fed) continued to hold the Fed funds rate near a 45-year low until June 2004.

While third-quarter GDP moved in the right direction, up to an annualized 3.7% from 3.3% in second quarter, higher commodity prices had effectively eroded many consumers' purchasing power. Geopolitical

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.42%  S&P 500(R) INDEX: measures U.S. large-cap stocks
11.73%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks
18.84% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
 5.53%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

                                                                 LEHMAN BROTHERS
              S&P 500(R)     RUSSELL 2000(R)     MSCI-EAFE(R)    U.S. AGGREGATE
                 INDEX           INDEX             INDEX           BOND INDEX
31-Oct-03         0.00%           0.00%             0.00%             0.00%
07-Nov-03         0.29%           2.82%             0.78%            -0.63%
14-Nov-03         0.08%           0.94%             1.80%             0.61%
21-Nov-03        -1.33%          -0.38%             0.15%             0.86%
28-Nov-03         0.88%           3.55%             2.22%             0.24%
05-Dec-03         1.24%           2.14%             4.70%             0.95%
12-Dec-03         2.48%           3.80%             5.04%             0.97%
19-Dec-03         3.90%           3.68%             6.46%             1.50%
26-Dec-03         4.59%           5.21%             7.84%             1.53%
02-Jan-04         5.85%           6.40%            10.98%             0.81%
09-Jan-04         7.16%           9.14%            13.86%             2.16%
16-Jan-04         8.89%          12.04%            12.31%             2.46%
23-Jan-04         9.07%          13.13%            15.10%             2.33%
30-Jan-04         8.12%          10.24%            11.77%             2.07%
06-Feb-04         9.26%          10.89%            13.33%             2.35%
13-Feb-04         9.63%          11.12%            15.41%             2.80%
20-Feb-04         9.49%          10.13%            15.13%             2.64%
27-Feb-04         9.62%          11.23%            14.35%             3.18%
05-Mar-04        10.80%          13.90%            16.17%             3.85%
12-Mar-04         7.38%          10.77%            11.07%             4.12%
19-Mar-04         6.36%           8.49%            13.10%             4.07%
26-Mar-04         6.20%           8.91%            12.52%             3.88%
02-Apr-04         9.47%          14.78%            16.39%             2.72%
09-Apr-04         9.27%          13.73%            16.44%             2.62%
16-Apr-04         8.83%          10.99%            15.04%             2.03%
23-Apr-04         9.42%          12.39%            14.61%             1.51%
30-Apr-04         6.27%           6.54%            12.39%             1.25%
07-May-04         5.47%           4.43%            10.88%            -0.19%
14-May-04         5.27%           3.54%             6.99%             0.03%
21-May-04         5.09%           3.93%             9.59%             0.21%
28-May-04         7.73%           8.24%            12.63%             0.84%
04-Jun-04         7.95%           8.15%            12.87%             0.36%
11-Jun-04         9.32%           8.43%            13.42%             0.32%
18-Jun-04         9.21%           8.73%            14.66%             0.78%
25-Jun-04         9.18%          12.01%            15.45%             1.18%
02-Jul-04         8.35%          11.13%            15.27%             2.16%
09-Jul-04         7.18%           7.52%            15.10%             2.22%
16-Jul-04         6.10%           5.96%            14.50%             2.69%
23-Jul-04         4.64%           2.87%            10.84%             2.41%
30-Jul-04         6.19%           5.20%            11.50%             2.42%
06-Aug-04         2.58%          -0.81%            10.63%             3.63%
13-Aug-04         2.74%          -1.21%             9.57%             3.72%
20-Aug-04         6.01%           4.63%            11.08%             3.79%
27-Aug-04         6.95%           5.36%            12.29%             3.89%
03-Sep-04         7.56%           6.26%            12.42%             3.70%
10-Sep-04         8.58%           8.88%            14.40%             4.31%
17-Sep-04         9.07%           9.54%            14.32%             4.59%
24-Sep-04         7.31%           8.18%            13.88%             4.93%
01-Oct-04         9.41%          11.89%            16.43%             4.38%
08-Oct-04         8.56%          10.13%            17.91%             4.79%
15-Oct-04         7.23%           8.95%            16.46%             5.20%
22-Oct-04         6.03%           8.64%            17.65%             5.54%
29-Oct-04         9.42%          11.73%            18.84%             5.53%
31-Oct-04         9.42%          11.73%            18.84%             5.53%

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


2 Laudus MarketMasters Funds

MANAGEMENT'S DISCUSSION continued

      The strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities.

events also had wreaked havoc on oil markets and, after a brief decline in the price of oil following OPEC's decision to boost production, a confluence of supply concerns and robust global demand pushed crude to new highs. In addition to these issues, daily headlines about terrorism and the fierce run for the White House all added up to an uncomfortable sense of uncertainty, keeping many investors on the sidelines.

Despite all these concerns, which escalated toward the end of the report period, the strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities. More specifically, the S&P 500(R) Index was up 9.42% for the 12-month report period, while the Russell 2000(R) Index was up 11.73%. In terms of style, value edged out growth early in the period and gained momentum, significantly outperforming growth at the end of the period.

All four Funds posted positive returns over the 12-month report period, although three of the Funds trailed their respective benchmarks. Longer-term results are stronger, with three of the Funds outperforming their benchmarks. During the period, we were in close contact with the Funds' sub-advisors and made adjustments to their allocations based on a combination of market conditions and daily cash flows. We maintained our small-cap bias and since this asset class was the strongest performer through the end of the report period, this strategy helped the Funds. More recently, we shifted assets from a value tilt toward a growth bias.

THE LAUDUS U.S. MARKETMASTERS FUND returned 3.62% versus 9.42% for the S&P 500(R) Index. With value the style in favor for much of the reporting period, Eagle Asset Management, Inc.'s growth bias hurt performance. Eagle's stock selection was also a contributing factor. More specifically, the Fund's exposure to technology and semiconductor stocks contributed to its underperformance. Sub-advisor, Harris Associates L.P., which focuses on large-cap value stocks, helped performance, as did sub-advisor


                                                    Laudus MarketMasters Funds 3

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04, except where noted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

LAUDUS U.S.
MARKETMASTERS FUND(TM)
Investor Shares ...........        3.62%
Select Shares(R) 1 ........       -0.96%
Benchmark .................        9.42%
Fund Category 2 ...........        7.89%

Performance Details .......    pages 6-7

LAUDUS BALANCED
MARKETMASTERS FUND(TM)
Investor Shares ...........        8.59%
Select Shares 3 ...........        2.77%
Benchmark .................        7.91%
Fund Category 2 ...........        7.40%

Performance Details .......   pages 9-10

LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)
Investor Shares ...........        9.93%
Select Shares 4 ...........        0.66%
Benchmark .................       11.73%
Fund Category 2 ...........       13.51%

Performance Details .......  pages 12-13

LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)
Investor Shares ...........       14.06%
Select Shares 5 ...........       -0.22%
Benchmark .................       18.84%
Fund Category 2 ...........       12.54%

Performance Details .......  pages 15-16

TCW Investment Management Company, which focuses on small- to mid-cap value stocks. These two sub-advisors' performance helped to offset Eagle's growth orientation. Thornburg Investment Management, Inc. slightly underperformed the S&P 500(R) Index during the period.

THE LAUDUS BALANCED MARKETMASTERS FUND outperformed the Balanced Blended Index (60% S&P 500(R) Index /40% Lehman Brothers U.S. Aggregate Bond Index) by 0.68%. The Fund was overweight in stocks for most of the reporting period, as we believed stocks would have the potential for higher returns. This overweight helped performance, as did sub-advisors Janus Capital Management LLC/Perkins, Wolf, McDonnell and Company, LLC and Aronson+Johnson+Ortiz, LP. Perkins performed particularly well, helped not only by strong stock selection but also by being overweight in top performing sectors such as Energy and Health Care. On the fixed-income side, sub-advisor Pacific Investment Management Company LLC also performed well, beating its benchmark (Lehman Brothers U.S. Aggregate Bond Index) by 1.54%. Eagle Asset Management, our growth manager, lagged for the period as growth stocks underperformed value stocks. Eagle's stock selection and sector allocation also hurt performance.

THE LAUDUS SMALL-CAP MARKETMASTERS FUND underperformed its benchmark, the Russell 2000(R) Index, by 1.80%. This was largely due to sub-advisor TAMRO Capital Partners LLC, which only recently became a sub-advisor of the Fund and struggled with stock selection and sector allocations. (During the report period, on April 1, 2004, TAMRO replaced sub-advisor Royce & Associates, LLC.) Veredus Asset Management LLC, whose focus is on growth stocks, trailed the broader Russell 2000(R) Index, which modestly hampered returns. TCW Investment Management

  All Fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the Funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

  Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

1 Select Shares total return is for 6/4/04 -- 10/31/04. (Not annualized.)

2 Source for category information: Morningstar, Inc.

3 Select Shares total return is for 6/3/04 -- 10/31/04. (Not annualized.)

4 Select Shares total return is for 6/9/04 -- 10/31/04. (Not annualized.)

5 Select Shares total return is for 4/2/04 -- 10/31/04. (Not annualized.)


4 Laudus MarketMasters Funds

MANAGEMENT'S DISCUSSION continued

      With many economic indicators continuing to be positive and the economy seemingly on track, larger-cap stocks became the more dominant asset class.

Company also trailed the Russell 2000 benchmark slightly, as its focus on mid/small names slightly hurt performance in a market that was led by small-cap stocks. Offsetting that performance was sub-advisor Tocqueville Asset Management LP, which outperformed the Russell 2000(R) Index with strong stock selection and an overweight in the Energy sector.

THE LAUDUS INTERNATIONAL MARKETMASTERS FUND trailed its benchmark, the MSCI-EAFE(R) Index, by 4.78%. The growth focus of sub-advisors' William Blair & Company, LLC and Artisan Partners Limited Partnership hurt performance, as the market favored value during the report period. American Century Investment Management, Inc. also trailed the broader MSCI-EAFE(R) because of its relative high weighting in Japanese stocks, which underperformed their European counterparts over the reporting period. Harris Associates benefited from its value emphasis and its overweighting of European stocks, which were among the strongest performers of all international regions during the period. All the managers' exposure to emerging markets was nearly neutral to returns, as performance was only modestly different than the developed markets over the period.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                    Laudus MarketMasters Funds 5

LAUDUS U.S. MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                   Fund:        Benchmark:       Fund Category:
                                 INVESTOR       S&P 500(R)         MORNINGSTAR
                                  SHARES          INDEX          LARGE-CAP BLEND
1 YEAR                            3.62%            9.42%              7.89%
5 YEARS                          -0.29%           -2.21%             -1.72%
SINCE INCEPTION: 11/18/96         5.52%            7.12%              2.31%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$15,337  INVESTOR SHARES
$17,295  S&P 500(R) INDEX

[LINE GRAPH]

                                    INVESTOR                          S&P 500(R)
DATE                                 SHARES                             INDEX
18-Nov-96                           $10,000                            $10,000
30-Nov-96                           $10,120                            $10,271
31-Dec-96                           $10,077                            $10,068
31-Jan-97                           $10,371                            $10,696
28-Feb-97                           $10,310                            $10,780
31-Mar-97                           $10,016                            $10,338
30-Apr-97                           $10,229                            $10,955
31-May-97                           $10,848                            $11,621
30-Jun-97                           $11,274                            $12,141
31-Jul-97                           $11,841                            $13,106
31-Aug-97                           $11,547                            $12,372
30-Sep-97                           $12,145                            $13,049
31-Oct-97                           $11,760                            $12,613
30-Nov-97                           $11,750                            $13,197
31-Dec-97                           $11,927                            $13,424
31-Jan-98                           $11,959                            $13,573
28-Feb-98                           $12,622                            $14,552
31-Mar-98                           $13,146                            $15,297
30-Apr-98                           $13,242                            $15,452
31-May-98                           $13,135                            $15,186
30-Jun-98                           $13,306                            $15,802
31-Jul-98                           $13,135                            $15,635
31-Aug-98                           $11,639                            $13,377
30-Sep-98                           $11,745                            $14,235
31-Oct-98                           $12,216                            $15,392
30-Nov-98                           $12,814                            $16,325
31-Dec-98                           $13,734                            $17,265
31-Jan-99                           $14,255                            $17,987
28-Feb-99                           $13,712                            $17,427
31-Mar-99                           $14,266                            $18,124
30-Apr-99                           $14,830                            $18,826
31-May-99                           $14,487                            $18,381
30-Jun-99                           $15,118                            $19,402
31-Jul-99                           $14,919                            $18,796
31-Aug-99                           $14,896                            $18,702
30-Sep-99                           $14,819                            $18,190
31-Oct-99                           $15,560                            $19,341
30-Nov-99                           $16,557                            $19,734
31-Dec-99                           $18,630                            $20,897
31-Jan-00                           $17,808                            $19,848
29-Feb-00                           $19,681                            $19,472
31-Mar-00                           $19,516                            $21,376
30-Apr-00                           $18,086                            $20,733
31-May-00                           $17,289                            $20,308
30-Jun-00                           $18,263                            $20,809
31-Jul-00                           $17,922                            $20,485
31-Aug-00                           $18,997                            $21,757
30-Sep-00                           $18,213                            $20,608
31-Oct-00                           $17,580                            $20,522
30-Nov-00                           $16,099                            $18,905
31-Dec-00                           $16,401                            $18,997
31-Jan-01                           $16,873                            $19,672
28-Feb-01                           $15,516                            $17,878
31-Mar-01                           $14,690                            $16,744
30-Apr-01                           $15,855                            $18,045
31-May-01                           $15,782                            $18,166
30-Jun-01                           $15,634                            $17,725
31-Jul-01                           $15,206                            $17,551
31-Aug-01                           $14,557                            $16,452
30-Sep-01                           $13,186                            $15,123
31-Oct-01                           $13,569                            $15,412
30-Nov-01                           $14,602                            $16,594
31-Dec-01                           $14,979                            $16,740
31-Jan-02                           $14,696                            $16,496
28-Feb-02                           $14,324                            $16,177
31-Mar-02                           $14,801                            $16,785
30-Apr-02                           $14,146                            $15,768
31-May-02                           $13,848                            $15,652
30-Jun-02                           $12,716                            $14,537
31-Jul-02                           $11,495                            $13,405
31-Aug-02                           $11,570                            $13,492
30-Sep-02                           $10,453                            $12,025
31-Oct-02                           $11,138                            $13,084
30-Nov-02                           $12,135                            $13,854
31-Dec-02                           $11,316                            $13,041
31-Jan-03                           $11,123                            $12,699
28-Feb-03                           $10,959                            $12,509
31-Mar-03                           $11,093                            $12,630
30-Apr-03                           $12,254                            $13,671
31-May-03                           $13,252                            $14,391
30-Jun-03                           $13,475                            $14,575
31-Jul-03                           $13,773                            $14,832
31-Aug-03                           $14,250                            $15,121
30-Sep-03                           $13,878                            $14,961
31-Oct-03                           $14,801                            $15,808
30-Nov-03                           $15,128                            $15,947
31-Dec-03                           $15,679                            $16,782
31-Jan-04                           $16,007                            $17,091
29-Feb-04                           $16,185                            $17,329
31-Mar-04                           $15,992                            $17,067
30-Apr-04                           $15,471                            $16,799
31-May-04                           $15,694                            $17,029
30-Jun-04                           $15,858                            $17,360
31-Jul-04                           $14,920                            $16,785
31-Aug-04                           $14,696                            $16,852
30-Sep-04                           $14,920                            $17,034
31-Oct-04                           $15,337                            $17,295

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


6 Laudus MarketMasters Funds

LAUDUS U.S. MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                 Fund:        Benchmark:        Fund Category:
                                SELECT        S&P 500(R)          MORNINGSTAR
                                SHARES          INDEX           LARGE-CAP BLEND
SINCE INCEPTION: 6/4/04         -0.96%           1.90%               1.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$24,760  SELECT SHARES
$25,474  S&P 500(R) INDEX

[LINE GRAPH]

                                   SELECT                            S&P 500(R)
DATE                               SHARES                               INDEX
04-Jun-04                          $25,000                             $25,000
30-Jun-04                          $25,575                             $25,570
31-Jul-04                          $24,065                             $24,723
31-Aug-04                          $23,728                             $24,822
30-Sep-04                          $24,088                             $25,090
31-Oct-04                          $24,760                             $25,474

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 7

LAUDUS U.S. MARKETMASTERS FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                                  INVESTMENT STYLE
                               Value    Blend    Growth
MARKET CAP
 Large                         / /      /X/      / /
 Medium                        / /      / /      / /
 Small                         / /      / /      / /

STATISTICS

NUMBER OF HOLDINGS                                                         163
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $52,045
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                24.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    72%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
Select Shares                                                           $25,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                              INVESTMENT STYLE      NET ASSETS
--------------------------------------------------------------------------------
EAGLE ASSET                                     Large-Cap Growth        24.4%
MANAGEMENT, INC.
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.                          Mid/Large-Cap           22.5%
                                                Value
--------------------------------------------------------------------------------
TCW INVESTMENT                                  Small/Mid-Cap           23.6%
MANAGEMENT COMPANY                              Blend
--------------------------------------------------------------------------------
THORNBURG INVESTMENT                            Large-Cap Blend         29.8%
MANAGEMENT, INC.
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  TIME WARNER, INC.                                                   2.3%
--------------------------------------------------------------------------------
(2)  GUIDANT CORP.                                                       2.1%
--------------------------------------------------------------------------------
(3)  GENERAL ELECTRIC CO.                                                2.0%
--------------------------------------------------------------------------------
(4)  MICROSOFT CORP.                                                     1.7%
--------------------------------------------------------------------------------
(5)  PFIZER, INC.                                                        1.7%
--------------------------------------------------------------------------------
(6)  CITIGROUP, INC.                                                     1.4%
--------------------------------------------------------------------------------
(7)  CARNIVAL CORP.                                                      1.4%
--------------------------------------------------------------------------------
(8)  JPMORGAN CHASE & CO.                                                1.4%
--------------------------------------------------------------------------------
(9)  YUM! BRANDS, INC.                                                   1.3%
--------------------------------------------------------------------------------
(10) COSTCO COS., INC.                                                   1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              16.6%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

30.5% CONSUMER NON-DURABLES
23.6% TECHNOLOGY
16.6% FINANCE
11.9% MATERIALS & SERVICES
 4.1% ENERGY
 3.6% CAPITAL GOODS
 2.6% UTILITIES
 2.3% TRANSPORTATION
 1.2% CONSUMER DURABLES
 3.6% CASH & CASH EQUIVALENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


8 Laudus MarketMasters Funds

LAUDUS BALANCED MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                                 Benchmark:       Fund Category:
                                  Fund:           BALANCED          MORNINGSTAR
                                 INVESTOR         BLENDED            MODERATE
                                  SHARES           INDEX            ALLOCATION
1 YEAR                             8.59%           7.91%              7.40%
5 YEARS                            3.51%           1.99%              2.24%
SINCE INCEPTION: 11/18/96          7.23%           7.46%              2.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark and two additional indices.

$17,430  INVESTOR SHARES
$17,729  BALANCED BLENDED INDEX
$17,295  S&P 500(R) INDEX
$17,079  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                       LEHMAN BROS.
               INVESTOR       BALANCED    S&P 500(R)  U.S. AGGREGATE
DATE            SHARES     BLENDED INDEX    INDEX       BOND INDEX
18-Nov-96       $10,000       $10,000       $10,000       $10,000
30-Nov-96       $10,100       $10,191       $10,271       $10,071
31-Dec-96       $10,059       $10,032       $10,068       $ 9,977
31-Jan-97       $10,322       $10,420       $10,696       $10,008
28-Feb-97       $10,271       $10,480       $10,780       $10,033
31-Mar-97       $10,018       $10,175       $10,338       $ 9,922
30-Apr-97       $10,200       $10,600       $10,955       $10,071
31-May-97       $10,676       $11,027       $11,621       $10,166
30-Jun-97       $11,041       $11,376       $12,141       $10,287
31-Jul-97       $11,517       $12,042       $13,106       $10,565
31-Aug-97       $11,284       $11,596       $12,372       $10,475
30-Sep-97       $11,770       $12,046       $13,049       $10,630
31-Oct-97       $11,527       $11,874       $12,613       $10,784
30-Nov-97       $11,558       $12,226       $13,197       $10,834
31-Dec-97       $11,719       $12,401       $13,424       $10,943
31-Jan-98       $11,762       $12,547       $13,573       $11,084
28-Feb-98       $12,251       $13,086       $14,552       $11,075
31-Mar-98       $12,634       $13,506       $15,297       $11,112
30-Apr-98       $12,688       $13,616       $15,452       $11,170
31-May-98       $12,613       $13,527       $15,186       $11,276
30-Jun-98       $12,783       $13,903       $15,802       $11,372
31-Jul-98       $12,677       $13,826       $15,635       $11,396
31-Aug-98       $11,581       $12,718       $13,377       $11,582
30-Sep-98       $11,740       $13,326       $14,235       $11,853
31-Oct-98       $12,092       $13,948       $15,392       $11,790
30-Nov-98       $12,560       $14,487       $16,325       $11,857
31-Dec-98       $13,311       $15,005       $17,265       $11,893
31-Jan-99       $13,693       $15,424       $17,987       $11,977
28-Feb-99       $13,224       $15,028       $17,427       $11,768
31-Mar-99       $13,650       $15,422       $18,124       $11,832
30-Apr-99       $14,130       $15,800       $18,826       $11,870
31-May-99       $13,868       $15,521       $18,381       $11,766
30-Jun-99       $14,326       $16,018       $19,402       $11,728
31-Jul-99       $14,141       $15,691       $18,796       $11,679
31-Aug-99       $14,119       $15,641       $18,702       $11,673
30-Sep-99       $14,119       $15,456       $18,190       $11,808
31-Oct-99       $14,664       $16,066       $19,341       $11,852
30-Nov-99       $15,341       $16,261       $19,734       $11,851
31-Dec-99       $16,742       $16,805       $20,897       $11,794
31-Jan-00       $16,155       $16,276       $19,848       $11,755
29-Feb-00       $17,353       $16,170       $19,472       $11,897
31-Mar-00       $17,390       $17,204       $21,376       $12,054
30-Apr-00       $16,534       $16,874       $20,733       $12,019
31-May-00       $16,033       $16,663       $20,308       $12,013
30-Jun-00       $16,705       $17,048       $20,809       $12,263
31-Jul-00       $16,498       $16,951       $20,485       $12,375
31-Aug-00       $17,341       $17,681       $21,757       $12,554
30-Sep-00       $16,815       $17,165       $20,608       $12,633
31-Oct-00       $16,424       $17,167       $20,522       $12,717
30-Nov-00       $15,508       $16,468       $18,905       $12,925
31-Dec-00       $15,879       $16,639       $18,997       $13,166
31-Jan-01       $16,326       $17,102       $19,672       $13,380
28-Feb-01       $15,502       $16,226       $17,878       $13,497
31-Mar-01       $14,887       $15,641       $16,744       $13,564
30-Apr-01       $15,669       $16,344       $18,045       $13,507
31-May-01       $15,683       $16,449       $18,166       $13,588
30-Jun-01       $15,530       $16,234       $17,725       $13,640
31-Jul-01       $16,748       $16,284       $17,551       $13,945
31-Aug-01       $14,873       $15,747       $16,452       $14,106
30-Sep-01       $13,826       $15,057       $15,123       $14,269
31-Oct-01       $14,133       $15,355       $15,412       $14,568
30-Nov-01       $14,859       $15,977       $16,594       $14,367
31-Dec-01       $15,090       $16,021       $16,740       $14,275
31-Jan-02       $14,933       $15,932       $16,496       $14,390
28-Feb-02       $14,733       $15,810       $16,177       $14,530
31-Mar-02       $15,133       $16,061       $16,785       $14,289
30-Apr-02       $14,919       $15,602       $15,768       $14,566
31-May-02       $14,776       $15,586       $15,652       $14,690
30-Jun-02       $14,219       $14,974       $14,537       $14,817
31-Jul-02       $13,534       $14,347       $13,405       $14,997
31-Aug-02       $13,734       $14,500       $13,492       $15,250
30-Sep-02       $12,963       $13,648       $12,025       $15,497
31-Oct-02       $13,348       $14,343       $13,084       $15,426
30-Nov-02       $13,891       $14,849       $13,854       $15,421
31-Dec-02       $13,659       $14,449       $13,041       $15,741
31-Jan-03       $13,572       $14,227       $12,699       $15,755
28-Feb-03       $13,528       $14,177       $12,509       $15,972
31-Mar-03       $13,557       $14,255       $12,630       $15,959
30-Apr-03       $14,210       $15,007       $13,671       $16,092
31-May-03       $14,906       $15,593       $14,391       $16,391
30-Jun-03       $15,051       $15,701       $14,575       $16,358
31-Jul-03       $15,065       $15,656       $14,832       $15,809
31-Aug-03       $15,428       $15,880       $15,121       $15,913
30-Sep-03       $15,486       $15,947       $14,961       $16,335
31-Oct-03       $16,051       $16,430       $15,808       $16,183
30-Nov-03       $16,327       $16,532       $15,947       $16,222
31-Dec-03       $16,829       $17,119       $16,782       $16,387
31-Jan-04       $17,107       $17,363       $17,091       $16,518
29-Feb-04       $17,386       $17,583       $17,329       $16,697
31-Mar-04       $17,371       $17,476       $17,067       $16,822
30-Apr-04       $16,814       $17,130       $16,799       $16,384
31-May-04       $16,961       $17,243       $17,029       $16,319
30-Jun-04       $17,239       $17,483       $17,360       $16,412
31-Jul-04       $16,755       $17,205       $16,785       $16,574
31-Aug-04       $16,814       $17,378       $16,852       $16,891
30-Sep-04       $17,166       $17,510       $17,034       $16,937
31-Oct-04       $17,430       $17,729       $17,295       $17,079

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 9

LAUDUS BALANCED MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                         Fund:       Benchmark:        Fund Category:
                         SELECT       BALANCED          MORNINGSTAR
                         SHARES    BLENDED INDEX    MODERATE ALLOCATION
SINCE INCEPTION: 6/3/04   2.77%        2.71%                2.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$25,693  SELECT SHARES
$25,677  BALANCED BLENDED INDEX
$25,286  S&P 500(R) INDEX
$26,257  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

   DATE             SELECT          BALANCED       S&P 500(R)  LEHMAN BROS. U.S.
                    SHARES       BLENDED INDEX       INDEX      AGG BOND INDEX
03-Jun-04           $25,000         $25,000         $25,000         $25,000
30-Jun-04           $25,390         $25,321         $25,380         $25,231
31-Jul-04           $24,698         $24,918         $24,540         $25,481
31-Aug-04           $24,785         $25,168         $24,638         $25,968
30-Sep-04           $25,303         $25,359         $24,905         $26,038
31-Oct-04           $25,693         $25,677         $25,286         $26,257

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


10 Laudus MarketMasters Funds

LAUDUS BALANCED MARKETMASTERS FUND

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) U.S. TREASURY INFLATION-PROTECTED SECURITY
     3.63%, 01/15/2008                                                   2.8%
--------------------------------------------------------------------------------
 (2) FANNIE MAE 5.50%, 11/15/2034                                        1.9%
--------------------------------------------------------------------------------
 (3) BUNDES REPUBLIC OF DEUTSCHLAND
     Series 99, 3.75%, 01/04/2009                                        1.9%
--------------------------------------------------------------------------------
 (4) CITIGROUP, INC.                                                     1.7%
--------------------------------------------------------------------------------
 (5) U.S. TREASURY NOTE 1.63%, 04/30/2005                                1.5%
--------------------------------------------------------------------------------
 (6) FANNIE MAE 5.00%, 11/15/2034                                        1.5%
--------------------------------------------------------------------------------
 (7) FANNIE MAE 4.50%, 11/15/2034                                        1.5%
--------------------------------------------------------------------------------
 (8) U.S. TREASURY NOTE 4.88%, 02/15/2012                                1.5%
--------------------------------------------------------------------------------
 (9) U.S. TREASURY NOTE 2.00%, 11/30/2004                                1.1%
--------------------------------------------------------------------------------
(10) BANK OF AMERICA CORP.                                               1.0%
--------------------------------------------------------------------------------
     TOTAL                                                              16.4%

STATISTICS

NUMBER OF LONG HOLDINGS                                                407
--------------------------------------------------------------------------------
NUMBER OF SHORT POSITIONS                                               6
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                          $43,622
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                             17.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                  2.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                242%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares ($1,000 for retirement and custodial accounts)        $2,500
Select Shares                                                        $25,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                         INVESTMENT STYLE           NET ASSETS
--------------------------------------------------------------------------------
ARONSON + JOHNSON +                        Large-Cap Value              31.8%
ORTIZ, LP
--------------------------------------------------------------------------------
EAGLE ASSET                                Large-Cap Growth             14.9%
MANAGEMENT, INC.
--------------------------------------------------------------------------------
JANUS CAPITAL                              Mid-Cap Value                17.1%
MANAGEMENT LLC/
PERKINS, WOLF,
MCDONNELL AND
COMPANY, LLC
--------------------------------------------------------------------------------
PACIFIC INVESTMENT                         Total Return                 31.1%
MANAGEMENT                                 Fixed-Income
COMPANY LLC
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS % of Equity Securities

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

25.6% FINANCE
21.5% CONSUMER NON-DURABLES
14.1% TECHNOLOGY
12.4% MATERIALS & SERVICES
 9.9% ENERGY
 7.3% UTILITIES
 4.2% CAPITAL GOODS
 3.3% CONSUMER DURABLES
 1.7% TRANSPORTATION

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Laudus MarketMasters Funds 11

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                            Fund:        Benchmark:       Fund Category:
                          INVESTOR    RUSSELL 2000(R)      MORNINGSTAR
                           SHARES          INDEX         SMALL-CAP BLEND
1 YEAR                      9.93%          11.73%             13.51%
5 YEARS                     5.25%           7.73%             12.25%
SINCE INCEPTION: 9/16/97    5.60%           5.35%              4.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$14,748  INVESTOR SHARES
$14,502  RUSSELL 2000(R) INDEX

[LINE GRAPH]

   DATE        INVESTOR   RUSSELL 2000(R)
                SHARES         INDEX
16-Sep-97      $10,000       $10,000
30-Sep-97      $10,260       $10,319
31-Oct-97      $ 9,930       $ 9,866
30-Nov-97      $ 9,770       $ 9,802
31-Dec-97      $ 9,886       $ 9,973
31-Jan-98      $ 9,701       $ 9,816
28-Feb-98      $10,277       $10,541
31-Mar-98      $10,781       $10,976
30-Apr-98      $10,832       $11,036
31-May-98      $10,359       $10,441
30-Jun-98      $10,411       $10,463
31-Jul-98      $ 9,896       $ 9,615
31-Aug-98      $ 8,271       $ 7,748
30-Sep-98      $ 8,435       $ 8,355
31-Oct-98      $ 8,754       $ 8,696
30-Nov-98      $ 9,238       $ 9,151
31-Dec-98      $ 9,946       $ 9,718
31-Jan-99      $10,101       $ 9,847
28-Feb-99      $ 9,563       $ 9,049
31-Mar-99      $10,029       $ 9,191
30-Apr-99      $10,773       $10,014
31-May-99      $10,752       $10,160
30-Jun-99      $11,311       $10,620
31-Jul-99      $11,228       $10,329
31-Aug-99      $10,938       $ 9,946
30-Sep-99      $10,990       $ 9,948
31-Oct-99      $11,414       $ 9,989
30-Nov-99      $12,272       $10,586
31-Dec-99      $13,714       $11,784
31-Jan-00      $13,339       $11,594
29-Feb-00      $15,171       $13,508
31-Mar-00      $14,496       $12,618
30-Apr-00      $13,178       $11,859
31-May-00      $12,482       $11,167
30-Jun-00      $14,003       $12,141
31-Jul-00      $13,478       $11,750
31-Aug-00      $14,924       $12,647
30-Sep-00      $14,164       $12,275
31-Oct-00      $13,146       $11,727
30-Nov-00      $11,325       $10,523
31-Dec-00      $12,156       $11,427
31-Jan-01      $12,795       $12,022
28-Feb-01      $11,698       $11,233
31-Mar-01      $10,879       $10,684
30-Apr-01      $11,927       $11,520
31-May-01      $12,325       $11,803
30-Jun-01      $12,674       $12,210
31-Jul-01      $12,168       $11,550
31-Aug-01      $11,590       $11,177
30-Sep-01      $10,012       $ 9,672
31-Oct-01      $10,518       $10,238
30-Nov-01      $11,421       $11,030
31-Dec-01      $12,144       $11,711
31-Jan-02      $11,951       $11,589
28-Feb-02      $11,612       $11,272
31-Mar-02      $12,520       $12,178
30-Apr-02      $12,471       $12,289
31-May-02      $12,060       $11,743
30-Jun-02      $11,164       $11,161
31-Jul-02      $ 9,469       $ 9,475
31-Aug-02      $ 9,323       $ 9,452
30-Sep-02      $ 8,476       $ 8,773
31-Oct-02      $ 8,694       $ 9,055
30-Nov-02      $ 9,481       $ 9,862
31-Dec-02      $ 8,997       $ 9,313
31-Jan-03      $ 8,864       $ 9,055
28-Feb-03      $ 8,585       $ 8,782
31-Mar-03      $ 8,573       $ 8,895
30-Apr-03      $ 9,384       $ 9,738
31-May-03      $10,668       $10,783
30-Jun-03      $10,946       $10,978
31-Jul-03      $11,600       $11,665
31-Aug-03      $12,314       $12,200
30-Sep-03      $12,193       $11,974
31-Oct-03      $13,416       $12,980
30-Nov-03      $13,913       $13,441
31-Dec-03      $14,276       $13,714
31-Jan-04      $14,942       $14,309
29-Feb-04      $15,075       $14,437
31-Mar-04      $15,075       $14,572
30-Apr-04      $14,143       $13,829
31-May-04      $14,458       $14,048
30-Jun-04      $15,075       $14,640
31-Jul-04      $14,046       $13,655
31-Aug-04      $13,719       $13,585
30-Sep-04      $14,470       $14,222
31-Oct-04      $14,748       $14,502

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


12 Laudus MarketMasters Funds

LAUDUS SMALL-CAP MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                          Fund:         Benchmark:        Fund Category:
                         SELECT      RUSSELL 2000(R)       MORNINGSTAR
                         SHARES          INDEX           SMALL-CAP BLEND
SINCE INCEPTION: 6/9/04   0.66%           1.50%               1.97%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$25,165  SELECT SHARES
$25,374  RUSSELL 2000(R) INDEX

[LINE GRAPH]

   DATE        SELECT   RUSSELL 2000(R)
               SHARES        INDEX
09-Jun-04      $25,000      $25,000
30-Jun-04      $25,723      $25,615
31-Jul-04      $23,948      $23,891
31-Aug-04      $23,390      $23,769
30-Sep-04      $24,690      $24,884
31-Oct-04      $25,165      $25,374

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 13

LAUDUS SMALL-CAP MARKETMASTERS FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                  Value   Blend   Growth
MARKET CAP
  Large            / /     / /     / /
  Medium           / /     / /     / /
  Small            / /     / /     /X/

STATISTICS

NUMBER OF HOLDINGS                                                         209
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,742
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 38.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    140%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
Select Shares                                                            $25,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                         INVESTMENT STYLE           NET ASSETS
--------------------------------------------------------------------------------
TAMRO CAPITAL                              Small-Cap Value               25.1%
PARTNERS LLC 3
--------------------------------------------------------------------------------
TCW INVESTMENT                             Small/Mid-Cap                 15.3%
MANAGEMENT COMPANY                         Blend
--------------------------------------------------------------------------------
TOCQUEVILLE ASSET                          Small-Cap Blend               21.2%
MANAGEMENT LP
--------------------------------------------------------------------------------
VEREDUS ASSET                              Small-Cap Growth              38.1%
MANAGEMENT LLC
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) CYTYC CORP.                                                         1.7%
--------------------------------------------------------------------------------
 (2) TOLL BROTHERS, INC.                                                 1.4%
--------------------------------------------------------------------------------
 (3) GENESCO, INC.                                                       1.4%
--------------------------------------------------------------------------------
 (4) THE CHICAGO MERCANTILE EXCHANGE                                     1.4%
--------------------------------------------------------------------------------
 (5) PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.                            1.3%
--------------------------------------------------------------------------------
 (6) CLEVELAND CLIFFS, INC.                                              1.2%
--------------------------------------------------------------------------------
 (7) TIDEWATER, INC.                                                     1.1%
--------------------------------------------------------------------------------
 (8) PORTFOLIO RECOVERY ASSOCIATES, INC.                                 1.1%
--------------------------------------------------------------------------------
 (9) HOOPER HOLMES, INC.                                                 1.1%
--------------------------------------------------------------------------------
(10) AKAMAI TECHNOLOGIES, INC.                                           1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               12.8%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.3% MATERIALS & SERVICES
23.0% TECHNOLOGY
20.2% CONSUMER NON-DURABLES
 8.4% FINANCE
 8.1% ENERGY
 5.7% CAPITAL GOODS
 2.1% CONSUMER DURABLES
 1.1% TRANSPORTATION
 2.1% CASH & CASH EQUIVALENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 TAMRO Capital Partners replaced Royce & Associates as of 4/1/04.

4 This list is not a recommendation of any security by the investment adviser.


14 Laudus MarketMasters Funds

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Investor Shares with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                            Fund:     Benchmark:      Fund Category:
                           INVESTOR  MSCI-EAFE(R)  MORNINGSTAR FOREIGN
                            SHARES      INDEX        LARGE-CAP GROWTH
1 YEAR                      14.06%      18.84%             12.54%
5 YEARS                      4.38%      -0.91%             -2.84%
SINCE INCEPTION: 10/16/96    9.07%       3.56%              0.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund's Investor Shares, compared with a similar investment in a benchmark.

$20,118  INVESTOR SHARES
$13,258  MSCI-EAFE(R) INDEX

[LINE GRAPH]

             INVESTOR    MSCI-EAFE(R)
              SHARES         INDEX
16-Oct-96      $10,000         $10,000
31-Oct-96      $ 9,910         $ 9,836
30-Nov-96      $10,220         $10,228
31-Dec-96      $10,313         $10,096
31-Jan-97      $10,426         $ 9,742
28-Feb-97      $10,599         $ 9,902
31-Mar-97      $10,558         $ 9,938
30-Apr-97      $10,609         $ 9,991
31-May-97      $11,209         $10,641
30-Jun-97      $11,697         $11,227
31-Jul-97      $11,962         $11,409
31-Aug-97      $11,199         $10,557
30-Sep-97      $11,830         $11,148
31-Oct-97      $11,046         $10,291
30-Nov-97      $10,894         $10,186
31-Dec-97      $11,016         $10,274
31-Jan-98      $11,146         $10,744
28-Feb-98      $11,925         $11,434
31-Mar-98      $12,670         $11,786
30-Apr-98      $12,952         $11,879
31-May-98      $13,265         $11,821
30-Jun-98      $13,157         $11,911
31-Jul-98      $13,525         $12,031
31-Aug-98      $11,654         $10,540
30-Sep-98      $11,006         $10,217
31-Oct-98      $11,438         $11,281
30-Nov-98      $12,011         $11,859
31-Dec-98      $12,481         $12,327
31-Jan-99      $12,820         $12,290
28-Feb-99      $12,415         $11,998
31-Mar-99      $12,853         $12,498
30-Apr-99      $13,815         $13,004
31-May-99      $13,170         $12,335
30-Jun-99      $14,428         $12,816
31-Jul-99      $14,985         $13,196
31-Aug-99      $15,248         $13,245
30-Sep-99      $15,401         $13,379
31-Oct-99      $16,232         $13,881
30-Nov-99      $18,683         $14,362
31-Dec-99      $21,819         $15,652
31-Jan-00      $21,236         $14,658
29-Feb-00      $24,410         $15,052
31-Mar-00      $23,356         $15,636
30-Apr-00      $21,149         $14,814
31-May-00      $20,120         $14,452
30-Jun-00      $21,100         $15,018
31-Jul-00      $20,554         $14,388
31-Aug-00      $21,249         $14,513
30-Sep-00      $20,120         $13,806
31-Oct-00      $19,253         $13,481
30-Nov-00      $18,050         $12,975
31-Dec-00      $18,672         $13,436
31-Jan-01      $18,893         $13,440
28-Feb-01      $17,883         $12,434
31-Mar-01      $16,680         $11,590
30-Apr-01      $17,538         $12,386
31-May-01      $17,496         $11,928
30-Jun-01      $17,178         $11,438
31-Jul-01      $16,639         $11,240
31-Aug-01      $16,182         $10,979
30-Sep-01      $14,495         $ 9,867
31-Oct-01      $14,937         $10,120
30-Nov-01      $15,588         $10,493
31-Dec-01      $16,028         $10,555
31-Jan-02      $15,659         $ 9,994
28-Feb-02      $15,762         $10,064
31-Mar-02      $16,515         $10,609
30-Apr-02      $16,397         $10,679
31-May-02      $16,338         $10,815
30-Jun-02      $15,674         $10,384
31-Jul-02      $14,006         $ 9,359
31-Aug-02      $13,947         $ 9,338
30-Sep-02      $12,368         $ 8,335
31-Oct-02      $12,899         $ 8,782
30-Nov-02      $13,548         $ 9,181
31-Dec-02      $13,092         $ 8,873
31-Jan-03      $12,560         $ 8,503
28-Feb-03      $12,103         $ 8,308
31-Mar-03      $11,911         $ 8,145
30-Apr-03      $13,224         $ 8,943
31-May-03      $14,184         $ 9,485
30-Jun-03      $14,700         $ 9,715
31-Jul-03      $15,291         $ 9,950
31-Aug-03      $15,925         $10,190
30-Sep-03      $16,368         $10,504
31-Oct-03      $17,638         $11,158
30-Nov-03      $17,756         $11,406
31-Dec-03      $18,845         $12,296
31-Jan-04      $19,423         $12,470
29-Feb-04      $19,837         $12,758
31-Mar-04      $19,896         $12,829
30-Apr-04      $19,497         $12,539
31-May-04      $19,393         $12,582
30-Jun-04      $19,955         $12,858
31-Jul-04      $19,038         $12,440
31-Aug-04      $18,978         $12,494
30-Sep-04      $19,511         $12,821
31-Oct-04      $20,118         $13,258

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 15

LAUDUS INTERNATIONAL MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                          Fund:     Benchmark:      Fund Category:
                         SELECT    MSCI-EAFE(R)  MORNINGSTAR FOREIGN
                         SHARES       INDEX        LARGE-CAP GROWTH
SINCE INCEPTION: 4/2/04   -0.22%       2.01%             0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$24,945  SELECT SHARES
$25,504  MSCI-EAFE(R) INDEX

[LINE GRAPH]

             SELECT   MSCI-EAFE(R)
             SHARES      INDEX
02-Apr-04     25,000     25,000
30-Apr-04     24,158     24,122
31-May-04     24,028     24,204
30-Jun-04     24,725     24,734
31-Jul-04     23,608     23,930
31-Aug-04     23,533     24,035
30-Sep-04     24,193     24,663
31-Oct-04     24,945     25,504

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


16 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) NESTLE SA                                                            1.4%
--------------------------------------------------------------------------------
 (2) GLAXOSMITHKLINE PLC                                                  1.3%
--------------------------------------------------------------------------------
 (3) BAYERISCHE MOTOREN-WERKE AG                                          1.2%
--------------------------------------------------------------------------------
 (4) DIAGEO PLC                                                           1.2%
--------------------------------------------------------------------------------
 (5) CREDIT SUISSE GROUP                                                  1.2%
--------------------------------------------------------------------------------
 (6) ERICSSON TELEFONAB LM SP                                             1.2%
--------------------------------------------------------------------------------
 (7) BANK OF IRELAND                                                      1.1%
--------------------------------------------------------------------------------
 (8) GRUPO TELEVISA SA DE CV                                              1.1%
--------------------------------------------------------------------------------
 (9) EURONEXT N.V.                                                        1.1%
--------------------------------------------------------------------------------
(10) TESCO PLC                                                            1.0%
--------------------------------------------------------------------------------
     TOTAL                                                               11.8%

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                         INVESTMENT STYLE           NET ASSETS
--------------------------------------------------------------------------------
AMERICAN CENTURY                           International                 20.6%
INVESTMENT                                 Small Company
MANAGEMENT, INC.
--------------------------------------------------------------------------------
ARTISAN PARTNERS                           International                 20.2%
LIMITED PARTNERSHIP                        Growth
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.                     International                 34.9%
                                           Value
--------------------------------------------------------------------------------
WILLIAM BLAIR &                            International                 22.8%
COMPANY, LLC                               Growth
--------------------------------------------------------------------------------

STATISTICS

NUMBER OF HOLDINGS                                                         405
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $22,116
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    69%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
Select Shares                                                            $25,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of portfolio

These charts show the Fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

30.0% MATERIALS & SERVICES
21.8% FINANCE
16.3% CONSUMER NON-DURABLES
 6.4% TRANSPORTATION
 5.6% TECHNOLOGY
 5.5% CAPITAL GOODS
 3.8% CONSUMER DURABLES
 3.4% ENERGY
 3.4% UTILITIES
 3.8% CASH & CASH EQUIVALENTS

COUNTRY

[PIE CHART]

18.0% UNITED KINGDOM
15.9% JAPAN
 8.7% SWITZERLAND
 8.0% FRANCE
 7.8% GERMANY
 3.8% NETHERLANDS
 3.3% ITALY
 3.2% CANADA
 2.6% AUSTRALIA
24.9% OTHER COUNTRIES
 3.8% CASH & CASH EQUIVALENTS

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Laudus MarketMasters Funds 17

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a Fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2004 and held through October 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                ENDING
                                                           BEGINNING       ACCOUNT VALUE          EXPENSES
                                       EXPENSE RATIO 1   ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD
                                        (Annualized)       at 5/1/04        at 10/31/04       5/1/04-10/31/04
---------------------------------------------------------------------------------------------------------------
LAUDUS U.S. MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                              1.25%            $1,000             $991.30            $6.26 2
 Hypothetical 5% Return                     1.25%            $1,000           $1,018.85            $6.34 2

Select Shares(R)
 Actual Return                              1.07%            $1,000             $990.40            $4.36 3
 Hypothetical 5% Return                     1.07%            $1,000           $1,019.76            $4.43 3

---------------------------------------------------------------------------------------------------------------
LAUDUS BALANCED
MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                              1.10%            $1,000           $1,036.70            $5.63 2
 Hypothetical 5% Return                     1.10%            $1,000           $1,019.61            $5.58 2

Select Shares
 Actual Return                              0.95%            $1,000           $1,027.70            $3.97 4
 Hypothetical 5% Return                     0.95%            $1,000           $1,020.36            $3.96 4

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to that share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

3 Expenses for the share class are equal to the share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 150 days of the period (from 6/4/04, commencement of operations through 10/31/04), and divided by 366 days of the fiscal year.

4 Expenses for the share class are equal to the share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 151 days of the period (from 6/3/04, commencement of operations through 10/31/04), and divided by 366 days of the fiscal year.


18 Laudus MarketMasters Funds

FUND EXPENSES continued

                                                                 ENDING
                                              BEGINNING      ACCOUNT VALUE         EXPENSES
                           EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD
                            (Annualized)      at 5/1/04       at 10/31/04      5/1/04-10/31/04
------------------------------------------------------------------------------------------------
LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                  1.55%           $1,000          $1,042.80            $7.96 2
 Hypothetical 5% Return         1.55%           $1,000          $1,017.34            $7.86 2

Select Shares
 Actual Return                  1.37%           $1,000          $1,006.60            $5.45 3
 Hypothetical 5% Return         1.37%           $1,000          $1,018.25            $5.48 3

------------------------------------------------------------------------------------------------
LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                  1.65%           $1,000          $1,031.90            $8.43 2
 Hypothetical 5% Return         1.65%           $1,000          $1,016.84            $8.36 2
Select Shares

 Actual Return                  1.47%           $1,000          $1,032.60            $7.51 2
 Hypothetical 5% Return         1.47%           $1,000          $1,017.75            $7.46 2

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to that share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

3 Expenses for the share class are equal to the share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 145 days of the period (from 6/9/04, commencement of operations through 10/31/04), and divided by 366 days of the fiscal year.


                                                   Laudus MarketMasters Funds 19

LAUDUS U.S. MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                     11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                      10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 9.94        7.48        9.20        13.89       14.06
                                                    -------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                       (0.03)      (0.01)       0.06         0.38        0.38
  Net realized and unrealized gains or losses          0.39        2.47       (1.68)       (3.21)       1.55
                                                    -------------------------------------------------------------
  Total income or loss from investment operations      0.36        2.46       (1.62)       (2.83)       1.93
Less distributions:
  Dividends from net investment income                   --          --       (0.10)       (0.46)      (0.33)
  Distributions from net realized gains                  --          --          --        (1.40)      (1.77)
                                                    -------------------------------------------------------------
  Total distributions                                    --          --       (0.10)       (1.86)      (2.10)
                                                    -------------------------------------------------------------
Net asset value at end of period                      10.30        9.94        7.48         9.20       13.89
                                                    -------------------------------------------------------------
Total return (%)                                       3.62       32.89      (17.92)      (22.81)      12.98

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               1.25        1.25        0.83 1,2     0.50 2      0.51 2,3
  Gross operating expenses                             1.39        1.42        1.16 2       0.89 2      0.89 2
  Net investment income or loss                       (0.25)      (0.12)       0.50         3.27        2.34
Portfolio turnover rate                                  72          97         390          145         179
Net assets, end of period ($ x 1,000,000)               180         169         129          176         248

1 The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

3 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


20 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                     6/4/04 1-
SELECT SHARES                                        10/31/04
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                10.42
                                                   -----------------------------
Income or loss from investment operations:
  Net investment loss                                 (0.00) 2
  Net realized and unrealized losses                  (0.10)
                                                   -----------------------------
  Total loss from investment operations               (0.10)
                                                   -----------------------------
Net asset value at end of period                      10.32
                                                   -----------------------------
Total return (%)                                      (0.96) 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               1.07 4
  Gross operating expenses                             1.37 4
  Net investment loss                                 (0.08) 4
Portfolio turnover rate                                  72 3
Net assets, end of period ($ x 1,000,000)                 1

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 21

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q will be available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 95.5%  COMMON STOCK                                      152,925       172,855

  1.0%  FOREIGN COMMON
        STOCK                                               1,558         1,850

  0.0%  SHORT-TERM
        INVESTMENTS                                           100           100

  3.6%  OTHER INVESTMENTS                                   6,444         6,444
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                 161,027       181,249

(0.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (240)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                181,009

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 95.5% of net assets

      AIR TRANSPORTATION 1.3%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.  143,832                                    2,268

      APPAREL 0.5%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.  26,465                                      934

      BANKS 5.3%
      --------------------------------------------------------------------------
      Bank of America Corp.  29,900                                        1,339
      Bank of New York Co., Inc.  57,700                                   1,873
      BankNorth Group, Inc.  24,100                                          850
  (8) JP Morgan Chase & Co.  63,700                                        2,459
      Mellon Financial Corp.  23,900                                         691
      North Fork Bancorp, Inc.  24,100                                     1,063
      Wells Fargo & Co.  13,900                                              830
      Zions Bancorp.  7,400                                                  489
                                                                     -----------
                                                                           9,594

      BUSINESS MACHINES & SOFTWARE  4.4%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.  67,850                                          1,303
    o Dell Computer Corp.  46,700                                          1,637
    o EMC Corp.  51,980                                                      669
    o Maxtor Corp.  10,100                                                    30
  (4) Microsoft Corp.  112,250                                             3,142
    o Siebel Systems, Inc.  57,100                                           543
    o Unisys Corp.  64,600                                                   686
                                                                     -----------
                                                                           8,010

      BUSINESS SERVICES 9.6%
      --------------------------------------------------------------------------
    o Accenture Ltd.  15,650                                                 379
    o Affiliated Computer Services, Inc.  17,500                             955
      Cendant Corp.  70,000                                                1,441
    o CheckFree Corp.  18,850                                                584
    o eBay, Inc.  16,800                                                   1,640
    o Eclipsys Corp.  50,700                                                 860
      First Data Corp.  56,300                                             2,324
    o FTI Consulting, Inc.  31,900                                           599
    o IAC InterActiveCorp.  29,400                                           636
    o Interpublic Group of Cos., Inc.  71,400                                875
    o McAfee, Inc.  51,100                                                 1,237
    o Nortel Networks Corp.  194,200                                         658
      Reynolds & Reynolds Co., Class A
      26,000                                                                 640
    o Sungard Data Systems, Inc.  25,600                                     678
    o Veritas Software Corp.  50,500                                       1,105
      Waste Management, Inc.  70,000                                       1,994
    o Yahoo! Inc.  23,800                                                    861
                                                                     -----------
                                                                          17,466


22 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CHEMICAL 0.4%
      --------------------------------------------------------------------------
    o Entegris, Inc.  73,800                                                 683

      CONSUMER DURABLES 1.3%
      --------------------------------------------------------------------------
      Hillenbrand Industries, Inc.  19,300                                   960
      Leggett & Platt, Inc.  23,100                                          650
    o Tempur-Pedic International, Inc.  47,650                               774
                                                                     -----------
                                                                           2,384
      ELECTRONICS 13.1%
      --------------------------------------------------------------------------
    o Agere Systems, Inc., Class B  737,600                                  848
    o Alliant Techsystems, Inc.  13,900                                      799
    o Altera Corp.  30,800                                                   700
    o Andrew Corp.  62,500                                                   874
      Anixter International, Inc.  23,000                                    889
    o Applied Materials, Inc.  59,150                                        952
    o Arrow Electronics, Inc.  37,600                                        901
    o Broadcom Corp., Class A  34,600                                        936
    o Celestica, Inc.  52,335                                                758
    o Cox Radio, Inc.  14,800                                                235
    o Cypress Semiconductor Corp.  77,100                                    812
    o Fairchild Semiconductor Corp.  69,900                                1,005
      Intel Corp.  65,450                                                  1,457
    o Jabil Circuit, Inc.  17,500                                            425
      Maxim Integrated Products, Inc.  16,550                                728
      National Semiconductor Corp.  62,025                                 1,036
    o Nextel Communications, Inc., Class A
      45,900                                                               1,216
    o Novellus Systems, Inc.  41,600                                       1,078
      PerkinElmer, Inc.  41,450                                              851
      Qualcomm, Inc.  12,650                                                 529
    o Teradyne, Inc.  67,700                                               1,121
      Texas Instruments, Inc.  88,950                                      2,175
    o Thermo Electron Corp.  30,100                                          873
    o Ultra Clean Holdings, Inc.  74,500                                     390
    o Uniphase Corp.  156,850                                                497
    o Varian, Inc.  17,200                                                   628
    o Vishay Intertechnology, Inc.  80,300                                 1,038
                                                                     -----------
                                                                          23,751
      ENERGY: RAW MATERIALS 1.3%
      --------------------------------------------------------------------------
    o Cooper Cameron Corp.  18,100                                           875
      Devon Energy Corp.  13,500                                             999
      ENSCO International, Inc.  14,300                                      437
                                                                     -----------
                                                                           2,311
      FOOD & AGRICULTURE 1.7%
      --------------------------------------------------------------------------
      Coca-Cola Co.  25,400                                                1,033
      The Pepsi Bottling Group, Inc.  74,000                               2,075
                                                                     -----------
                                                                           3,108
      HEALTHCARE / DRUGS & MEDICINE 13.1%
      --------------------------------------------------------------------------
      Abbott Laboratories  18,050                                            770
      Allergan, Inc.  7,150                                                  512
    o Amgen, Inc.  27,600                                                  1,568
    o Anthem, Inc.  11,900                                                   957
      Baxter International, Inc.  60,000                                   1,846
      Beckman Coulter, Inc.  12,300                                          732
      Cardinal Health, Inc.  20,500                                          958
    o Caremark Rx, Inc.  25,500                                              764
    o Charles River Laboratories, Inc.  17,900                               838
    o Edwards Lifesciences Corp.  24,500                                     837
    o Genzyme Corp.  13,100                                                  687
  (2) Guidant Corp.  58,150                                                3,874
      Health Management Associates, Inc.
      79,500                                                               1,642
    o Health Net, Inc.  46,350                                             1,124
      Johnson & Johnson, Inc.  15,100                                        882
  (5) Pfizer, Inc.  107,950                                                3,125
    o St. Jude Medical, Inc.  1,950                                          149
      United Healthcare Corp.  16,400                                      1,187
      Wyeth  14,100                                                          559
    o Zimmer Holdings, Inc.  8,650                                           671
                                                                     -----------
                                                                          23,682
      HOUSEHOLD PRODUCTS 0.5%
      --------------------------------------------------------------------------
      Colgate-Palmolive Co.  18,300                                          816

      INSURANCE 3.9%
      --------------------------------------------------------------------------
      Aetna, Inc.  6,000                                                     570
      American International Group, Inc.
      32,250                                                               1,958
      Arthur J. Gallagher & Co.  11,900                                      334
      Assurant, Inc.  40,500                                               1,093
      Lincoln National Corp.  1,600                                           70


                                                         See financial notes. 23

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Marsh & McLennan Cos., Inc.  37,400                                  1,035
      Old Republic International Corp.  28,800                               672
      St. Paul Cos., Inc.  39,000                                          1,324
                                                                     -----------
                                                                           7,056
      MEDIA 8.5%
      --------------------------------------------------------------------------
    o Cablevision Systems New York Group,
      Class A  100,000                                                     2,058
    o Comcast Corp., Class A  55,450                                       1,610
    o Directv Group, Inc.  79,111                                          1,327
    o Dreamworks Animation  2,500                                             98
    o EchoStar Communications Corp.  24,700                                  781
    o Entercom Communications Corp.  8,200                                   272
    o Fox Entertainment Group, Inc., Class A
      40,200                                                               1,192
      Gannett, Inc.  7,550                                                   626
    o Liberty Media International, Inc., Class A
      11,400                                                                 411
      Nokia Corp., Class A  45,800                                           706
      Readers Digest Association, Inc.  36,470                               514
      The Walt Disney Co.  29,800                                            752
 o(1) Time Warner, Inc.  248,500                                           4,135
      Viacom, Inc., Class B  13,950                                          509
    o Westwood One, Inc.  14,600                                             337
                                                                     -----------
                                                                          15,328
      MISCELLANEOUS FINANCE 6.9%
      --------------------------------------------------------------------------
  (6) Citigroup, Inc.  57,050                                              2,531
    o E*TRADE Group, Inc.  46,500                                            600
      Fannie Mae  27,900                                                   1,957
    o Jackson Hewitt Tax Service, Inc.  4,550                                 96
      Merrill Lynch & Co., Inc.  12,250                                      661
    o Piper Jaffray Cos., Inc.  11,300                                       494
      Sovereign Bancorp, Inc.  100,000                                     2,165
      T.Rowe Price Group, Inc.  21,100                                     1,177
      The Goldman Sachs Group, Inc.  7,650                                   753
      Washington Mutual, Inc.  50,200                                      1,943
                                                                     -----------
                                                                          12,377
      NON-DURABLES & ENTERTAINMENT 4.1%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A
      37,800                                                               1,000
      Darden Restaurants, Inc.  38,800                                       951
    o EMCOR Group, Inc.  16,355                                              647
      McDonalds Corp.  80,000                                              2,332
  (9) Yum! Brands, Inc.  56,000                                            2,436
                                                                     -----------
                                                                           7,366
      OIL: DOMESTIC 1.6%
      --------------------------------------------------------------------------
    o Transocean, Inc.  29,650                                             1,045
      Unocal Corp.  46,700                                                 1,950
                                                                     -----------
                                                                           2,995
      OIL: INTERNATIONAL 1.2%
      --------------------------------------------------------------------------
      Exxon Mobil Corp.  43,100                                            2,121

      PAPER & FOREST PRODUCTS 0.3%
      --------------------------------------------------------------------------
    o Smurfit-Stone Container Corp.  27,700                                  481

      PRODUCER GOODS & MANUFACTURING 3.9%
      --------------------------------------------------------------------------
      Dover Corp.  13,600                                                    534
      Emerson Electric Co.  11,400                                           730
  (3) General Electric Co.  105,750                                        3,608
      Grainger, Inc.  18,400                                               1,078
      Pall Corp.  22,600                                                     585
      York International Corp.  18,600                                       592
                                                                     -----------
                                                                           7,127
      RAILROADS 0.7%
      --------------------------------------------------------------------------
      Union Pacific Corp.  20,600                                          1,297

      RETAIL 7.2%
      --------------------------------------------------------------------------
    o Autozone, Inc.  5,100                                                  417
 (10) Costco Cos., Inc.  50,000                                            2,397
      Home Depot, Inc.  14,650                                               602
    o Linens 'n Things, Inc.  38,391                                         925
      Lowe's Cos., Inc.  25,400                                            1,430
      Talbots, Inc.  32,700                                                  863
      Target Corp.  18,800                                                   940
      The Gap, Inc.  90,000                                                1,798
      The TJX Max Cos., Inc.  24,700                                         592
      Tiffany & Co.  72,200                                                2,118
      Wal-Mart Stores, Inc.  18,850                                        1,016
                                                                     -----------
                                                                          13,098


24 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE 2.9%
      --------------------------------------------------------------------------
      Alltel Corp.  24,300                                                 1,335
    o Crown Castle International Corp.  25,900                               396
    o Ditech Communications Corp.  21,800                                    500
    o Liberty Media Corp., Class A  190,000                                1,695
    o NII Holdings, Inc.  30,600                                           1,355
                                                                     -----------
                                                                           5,281
      TRAVEL & RECREATION 1.8%
      --------------------------------------------------------------------------
  (7) Carnival Corp.  50,000                                               2,528
      Harrah's Entertainment, Inc.  13,550                                   793
                                                                     -----------
                                                                           3,321
      FOREIGN COMMON STOCK 1.0% of net assets

      SOUTH KOREA 0.4%
      --------------------------------------------------------------------------
      Samsung Electronics Co. Ltd. Preferred
      1,800                                                                  707

      UNITED KINGDOM 0.6%
      --------------------------------------------------------------------------
    o Lloyds TSB Group PLC  144,800                                        1,143

      SECURITY                                         FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
      SHORT-TERM INVESTMENTS 0.0% of net assets

      U.S. GOVERNMENT SECURITIES 0.0%
      --------------------------------------------------------------------------
      U.S. Treasury Bills
         1.63%, 12/15/04                                       100           100

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS 3.6% of net assets

      OTHER INVESTMENT COMPANIES 3.6%
      --------------------------------------------------------------------------
      Provident Institutional Funds-
      TempCash  2,023,212                                                  2,023
      Provident Institutional Funds-
      TempFund  4,420,945                                                  4,421
                                                                     -----------
                                                                           6,444

END OF INVESTMENTS.


                                                         See financial notes. 25

LAUDUS U.S. MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                                $181,249 a
Receivables:
   Fund shares sold                                                        39
   Dividends                                                              160
   Investments sold                                                     1,198
Prepaid expenses                                                   +       37
                                                                   -----------
TOTAL ASSETS                                                          182,683

LIABILITIES
------------------------------------------------------------------------------
Bank overdraft                                                            632
Payables:
   Fund shares redeemed                                                   154
   Investments bought                                                     824
   Investment adviser and administrator fees                               13
   Transfer agency and shareholder service fees                             4
Accrued expenses                                                   +       47
                                                                   -----------
TOTAL LIABILITIES                                                       1,674

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                          182,683
TOTAL LIABILITIES                                                  -    1,674
                                                                   -----------
NET ASSETS                                                           $181,009

NET ASSETS BY SOURCE
Capital received from investors                                       214,420
Net realized capital losses                                           (53,633) b
Net unrealized capital gains                                           20,222 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                   SHARES
SHARE CLASS           NET ASSETS      /       OUTSTANDING      =          NAV
Investor Shares         $179,799                   17,461              $10.30
Select Shares             $1,210                      117              $10.32

  Unless stated, all numbers x 1,000.

a The fund paid $161,027 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                 $136,745
    Sales/maturities          $125,930

b These derive from investments, foreign currency transactions and futures.

FEDERAL TAX DATA
-----------------------------------------------------
PORTFOLIO COST                              $163,640

NET UNREALIZED GAINS AND LOSSES:
Gains                                        $23,579
Losses                                  +     (5,970)
                                        -------------
                                             $17,609

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                  $--
Long-term capital gains                          $--

CAPITAL LOSSES UTILIZED                      $11,740

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                       Loss amount:
  2009                                       $16,032
  2010                                        34,385
  2011                                  +        604
                                        -------------
                                             $51,021

RECLASSIFICATIONS:
Net investment income not
 yet distributed                                $469

RECLASSIFIED AS:
Net realized capital gains                       $20
Capital received from
 investors                                     ($489)




26 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                              $1,874 a
Interest                                                            +       6
                                                                    ----------
TOTAL INVESTMENT INCOME                                                 1,880

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                       9,937
Net realized gains of futures contracts                                   608
Net realized losses on foreign currency transactions                +     (13)
                                                                    ----------
NET REALIZED GAINS                                                     10,532

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                   (4,861)
Net unrealized losses on futures contracts                          +    (169)
                                                                    ----------
NET UNREALIZED LOSSES                                                  (5,030)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               1,880 b
Transfer agent and shareholder service fees:
   Investor shares                                                        469 c
   Select shares                                                            1 c
Trustees' fees                                                              6 d
Custodian and portfolio accounting fees                                   131
Professional fees                                                          44
Registration fees                                                          22
Shareholder reports                                                        57
Other expenses                                                      +       6
                                                                    ----------
Total expenses                                                          2,616
Expense reduction                                                   -     267 e
                                                                    ----------
NET EXPENSES                                                            2,349

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 1,880
NET EXPENSES                                                        -   2,349
                                                                    ----------
NET INVESTMENT LOSS                                                      (469)
NET REALIZED GAINS                                                     10,532 f
NET UNREALIZED LOSSES                                               +  (5,030) f
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $5,033

  Unless stated, all numbers x 1,000.

a Net of $13 foreign withholding tax.

b Calculated as 1.00% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005 for Investor shares and February 28, 2006 for Select shares, as follows:

                               % OF AVERAGE
  SHARE CLASS              DAILY NET ASSETS
  -----------------------------------------
  Investor Shares                      1.25
  Select Shares                        1.07

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $5,502.


                                                         See financial notes. 27

LAUDUS U.S. MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/03-10/31/04    11/1/02-10/31/03
Net investment loss                                    (469)              ($170)
Net realized gains                                   10,532                  30
Net unrealized gains or losses              +        (5,030)             40,130
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               $5,033             $39,990

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04            11/1/02-10/31/03
                               SHARES         VALUE        SHARES          VALUE
SHARES SOLD
Investor Shares                 4,950       $52,179         3,184       $28,358
Select Shares                +    118         1,210            --            --
                             ---------------------------------------------------
TOTAL SHARES SOLD               5,068       $53,389         3,184       $28,358

SHARES REDEEMED
Investor Shares                (4,454)     ($46,021)       (3,420)     ($28,461)
Select Shares                +     (1)          (11)           --            --
                             ---------------------------------------------------
TOTAL SHARES REDEEMED          (4,455)     ($46,032)       (3,420)     ($26,461)

NET TRANSACTIONS IN
FUND SHARES                       613        $7,357          (236)        ($103)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04            11/1/02-10/31/03
                               SHARES    NET ASSETS        SHARES    NET ASSETS
Beginning of period            16,965      $168,619        17,201      $128,732
Total increase or decrease   +    613        12,390          (236)       39,887 b
                             ---------------------------------------------------
END OF PERIOD                  17,578      $181,009        16,965      $168,619 c

  Unless stated, all numbers x 1,000.

a The fund started offering Select shares on June 4, 2004.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c There was no distributable net investment income at the end of the current and prior period.


28 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND(TM)

Financial Statements

FINANCIAL HIGHLIGHTS

                                                                11/1/03-    11/1/02-    11/1/01-      11/1/00-    11/1/99-
INVESTOR SHARES                                                 10/31/04    10/31/03    10/31/02      10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           11.07        9.35       10.12         13.44       13.44
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                          0.08        0.12        0.20          0.43        0.45
   Net realized and unrealized gains or losses                    0.86        1.75       (0.73)        (2.12)       1.18
                                                                --------------------------------------------------------------------
   Total income or loss from investment operations                0.94        1.87       (0.53)        (1.69)       1.63
Less distributions:
   Dividends from net investment income                          (0.13)      (0.15)      (0.24)        (0.52)      (0.35)
   Distributions from net realized gains                            --          --          --         (1.11)      (1.28)
                                                                --------------------------------------------------------------------
   Total distributions                                           (0.13)      (0.15)      (0.24)        (1.63)      (1.63)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 11.88       11.07        9.35         10.12       13.44
                                                                --------------------------------------------------------------------
Total return (%)                                                  8.59       20.25       (5.55)       (13.95)      12.00

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         1.10        1.10        0.76 1,2      0.50 2      0.51 2,3
   Gross operating expenses                                       1.32        1.33        1.10 2        0.89 2      0.90 2
   Net investment income                                          0.68        1.13        1.89          3.67        3.18
Portfolio turnover rate                                            242         256         380            95         114
Net assets, end of period ($ x 1,000,000)                          130         109          97           118         153

1 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (proxy fees) had not been included.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

3 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 29

LAUDUS BALANCED MARKETMASTERS FUND

                                                              6/3/04 1-
SELECT SHARES                                                 10/31/04
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                         11.57
                                                              ------------------
Income or loss from investment operations:
   Net investment income                                        0.02
   Net realized and unrealized gains                            0.30
                                                              ------------------
   Total income from investment operations                      0.32
                                                              ------------------
Net asset value at end of period                               11.89
                                                              ------------------
Total return (%)                                                2.77 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                       0.95 3
   Gross operating expenses                                     1.29 3
   Net investment income                                        0.73 3
Portfolio turnover rate                                          242 2
Net assets, end of period ($ x 1,000,000)                          2

1 Commencement of operations.

2 Not annualized.

3 Annualized.


30 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q will be available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for futures contracts, short sales, swap agreements and delayed-delivery security

 *  American Depository Receipt

 +  Credit-enhanced security

 ~  Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity.

For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change or demand date.

                                                     COST/PROCEEDS       VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 62.1%   COMMON STOCK                                      72,379        81,999

  9.1%   U.S. GOVERNMENT
         SECURITIES                                        11,915        12,020

  4.1%   FOREIGN GOVERNMENT
         SECURITIES                                         5,291         5,443

  3.2%   CORPORATE BONDS                                    3,947         4,189

  1.3%   MUNICIPAL BONDS                                    1,708         1,712

  5.7%   AGENCY MORTGAGE-
         BACKED SECURITIES                                  7,491         7,562

  1.3%   NON-AGENCY MORTGAGE-
         BACKED SECURITIES                                  1,726         1,719

 13.2%   SHORT-TERM
         INVESTMENTS                                       17,496        17,494

  6.8%   OTHER INVESTMENTS                                  8,995         8,995

  0.0%   OPTIONS                                                1             1
--------------------------------------------------------------------------------
106.8%   TOTAL INVESTMENTS                                130,949       141,134

(6.5)%   SHORT SALES                                       (8,460)       (8,544)

(0.1)%   OPTIONS WRITTEN                                     (219)         (211)

(0.2)%   OTHER ASSETS AND
         LIABILITIES                                                       (248)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               132,131


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 62.1% of net assets

      AEROSPACE / DEFENSE  0.4%
      --------------------------------------------------------------------------
    = Northrop Grumman Corp.  9,700                                          503

      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
    = Coors (Adolph) Co., Class B  1,600                                     107

      APPAREL  0.7%
      --------------------------------------------------------------------------
   o= Aeropostale, Inc.  9,800                                               309
    = Jones Apparel Group, Inc.  2,300                                        81
    = Liz Claiborne, Inc.  5,800                                             237
   o= Timberland Co., Class A  5,000                                         307
                                                                     -----------
                                                                             934


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  1.7%
      --------------------------------------------------------------------------
    = Autoliv, Inc.  9,000                                                   385
    = Cooper Tire & Rubber Co.  5,900                                        115
    = Cummins Engine, Inc.  2,300                                            161
    = Eaton Corp.  2,600                                                     166
    = Ford Motor Co.  24,600                                                 321
    = Genuine Parts Co.  6,000                                               239
   =* Magna International, Inc.  3,200                                       233
    = Polars Industries Partners LP  6,200                                   368
   o= United Defense Industries, Inc.  4,800                                 193
                                                                     -----------
                                                                           2,181


                                                         See financial notes. 31

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BANKS  5.1%
      --------------------------------------------------------------------------
=(10) Bank of America Corp.  30,200                                        1,353
    = Brookline Bancorp, Inc.  9,900                                         153
    = Comerica, Inc.  7,400                                                  455
    = Compass Bancshares, Inc.  4,400                                        210
   =* Doral Financial Corp.  8,300                                           348
    = Hibernia Corp., Class A  5,100                                         148
    = JP Morgan Chase & Co.  12,450                                          481
    = Keycorp  15,400                                                        517
    = National City Corp.  14,600                                            569
    = Peoples Bank  5,100                                                    191
    = PNC Financial Services Group  11,500                                   601
    = State Street Corp.  4,700                                              212
    = Suntrust Banks, Inc.  2,278                                            160
    = U.S. Bancorp  14,600                                                   418
    = UnionBanCal Corp.  6,400                                               389
    = Wachovia Corp.  11,800                                                 581
                                                                     -----------
                                                                           6,786
      BUSINESS MACHINES & SOFTWARE  2.7%
      --------------------------------------------------------------------------
   o= 3Com Corp.  22,700                                                      94
   o= Advanced Digital Information Corp.  5,500                               49
   o= Cisco Systems, Inc.  36,500                                            701
   o= Dell Computer Corp.  20,250                                            710
   o= EMC Corp.  22,850                                                      294
   o= Foundry Networks, Inc.  12,900                                         157
   o= Integrated Device Technology, Inc.  15,200                             180
    = International Business Machines Corp.  4,500                           404
    = Microsoft Corp.  21,450                                                600
   o= Siebel Systems, Inc.  24,900                                           237
   o= Xerox Corp.  7,200                                                     106
                                                                     -----------
                                                                           3,532
      BUSINESS SERVICES  3.6%
      --------------------------------------------------------------------------
   o= Accenture Ltd.  6,650                                                  161
    = Cendant Corp.  10,300                                                  212
   o= Check Point Software Technologies Ltd.  8,300                          188
   o= CheckFree Corp.  8,150                                                 253
    = Deluxe Corp.  7,400                                                    282
   o= Earthlink, Inc.  9,200                                                  95
   o= eBay, Inc.  7,450                                                      727
    = First Data Corp.  4,550                                                188
    = H&R Block, Inc.  3,700                                                 176
   o= IAC InterActiveCorp.  20,600                                           445
   o= IDT Corp.  8,700                                                       114
   o= Jacobs Engineering Group, Inc.  5,700                                  232
    = Manpower, Inc.  1,500                                                   68
   o= Netiq Corp.  10,000                                                    127
   o= Nortel Networks Corp.  90,450                                          307
    = Omnicom Group, Inc.  2,000                                             158
   o= Priority Healthcare Corp., Class B  3,700                               67
    = Republic Services, Inc., Class A  5,200                                160
    = The ServiceMaster Co.  12,300                                          158
   o= Veritas Software Corp.  5,400                                          118
   o= Verity, Inc.  6,300                                                     81
   o= Wireless Facilities, Inc.  13,600                                      100
   o= Yahoo! Inc.  10,050                                                    364
                                                                     -----------
                                                                           4,781
      CHEMICAL  0.7%
      --------------------------------------------------------------------------
    = Air Products & Chemicals, Inc.  2,400                                  128
   o= Entegris, Inc.  35,200                                                 326
    = Lubrizol Corp.  8,300                                                  288
    = The Mosaic Co.  10,800                                                 162
                                                                     -----------
                                                                             904
      CONSTRUCTION  2.0%
      --------------------------------------------------------------------------
    = Centex Corp.  3,400                                                    177
    = D.R. Horton, Inc.  8,300                                               249
    = KB Home  4,100                                                         337
    = Lafarge North America, Inc.  3,700                                     181
    = Masco Corp.  5,000                                                     171
   o= NVR, Inc.  600                                                         376
    = Pulte Corp.  3,800                                                     209
    = Standard Pacific Corp.  5,300                                          298
    = The Ryland Group, Inc.  3,900                                          372
    = The Stanley Works  5,300                                               236
                                                                     -----------
                                                                           2,606
      CONSUMER DURABLES  0.5%
      --------------------------------------------------------------------------
    = Hillenbrand Industries, Inc.  5,400                                    269
   o= Tempur-Pedic International, Inc.  22,300                               362
                                                                     -----------
                                                                             631


32 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ELECTRONICS  4.2%
      --------------------------------------------------------------------------
   o= Altera Corp.  13,150                                                   299
    = American Power Conversion Corp.  9,000                                 174
   o= Applied Materials, Inc.  25,850                                        416
   o= Arrow Electronics, Inc.  6,600                                         158
   o= Avnet, Inc.  10,200                                                    173
   o= Broadcom Corp., Class A  15,600                                        422
   o= Cree, Inc.  2,100                                                       73
   o= Fairchild Semiconductor International, Inc.  35,400                    509
    = Intel Corp.  28,850                                                    642
    = Intersil Holding Corp., Class A  10,200                                166
   o= Jabil Circuit, Inc.  7,750                                             188
    = Maxim Integrated Products, Inc.  7,350                                 323
    = National Semiconductor Corp.  8,700                                    145
   o= Pinnacle Systems, Inc.  5,600                                           26
    = Plantronics, Inc.  1,600                                                70
   o= QLogic Corp.  5,300                                                    172
    = Qualcomm, Inc.  9,900                                                  414
   o= Synopsys, Inc.  7,500                                                  122
    = Texas Instruments, Inc.  16,750                                        410
   o= Ultra Clean Holdings, Inc.  32,150                                     168
   o= Uniphase Corp.  70,950                                                 225
   o= Vishay Intertechnology, Inc.  11,600                                   150
   o= Zoran Corp  7,000                                                       71
                                                                     -----------
                                                                           5,516
      ENERGY: RAW MATERIALS  1.4%
      --------------------------------------------------------------------------
    = Arch Coal, Inc.  3,700                                                 120
    = Canadian Natural Resources Ltd.  5,800                                 243
   o= Cooper Cameron Corp.  3,800                                            184
    = Devon Energy Corp.  2,000                                              148
   o= FMC Technologies, Inc.  2,900                                           88
   o= Forest Oil Corp.  7,600                                                232
    = Hewlett Packard Co.  7,600                                             142
    = Joy Global, Inc.  3,600                                                121
   o= Key Energy Group, Inc.  5,800                                           67
   o= Noble Corp.  1,700                                                      78
    = Noble Energy, Inc.  3,200                                              185
    = Valero Energy Corp.  5,400                                             232
   o= Weatherford International Ltd.  1,400                                   73
                                                                     -----------
                                                                           1,913
      FOOD & AGRICULTURE  1.9%
      --------------------------------------------------------------------------
   o= 7-Eleven, Inc.  2,500                                                   53
    = Agrium, Inc.  30,500                                                   506
    = Coca-Cola Co.  11,250                                                  457
    = H.J. Heinz Co.  5,100                                                  185
    = Potash Corporation of Saskatchewan, Inc.  6,200                        414
    = Supervalu, Inc.  20,400                                                602
    = The Pepsi Bottling Group, Inc.  8,900                                  250
    = Tyson Foods, Inc.  2,400                                                35
                                                                     -----------
                                                                           2,502
      HEALTHCARE / DRUGS & MEDICINE  4.8%
      --------------------------------------------------------------------------
    = Abbott Laboratories  7,150                                             305
   o= Accredo Heath, Inc.  5,900                                             136
    = Allergan, Inc.  3,150                                                  225
   o= Amgen, Inc.  5,200                                                     295
    = Bausch & Lomb, Inc.  2,800                                             171
    = Cardinal Health, Inc.  8,600                                           402
   o= Caremark Rx, Inc.  11,000                                              330
   o= Genzyme Corp.  5,600                                                   294
    = Guidant Corp.  5,250                                                   350
    = HCA, Inc.  5,300                                                       195
   o= Humana, Inc.  3,900                                                     75
    = Invacare Corp.  1,800                                                   83
    = Johnson & Johnson, Inc.  9,900                                         578
   o= Laboratory Corporation of America
      Holdings  5,200                                                        238
   o= Lifepoint Hospitals, Inc.  3,800                                       123
    = Manor Care, Inc.  5,200                                                170
    = McKesson Corp.  7,550                                                  201
    = Merck & Co., Inc.  6,700                                               210
    = Omnicare, Inc.  8,500                                                  235
    = Pfizer, Inc.  24,600                                                   712
   o= Province Healthcare Co.  6,600                                         141
   o= St. Jude Medical, Inc.  850                                             65
   o= Steris Corp.  11,200                                                   232
    = Wyeth  6,600                                                           262
   o= Zimmer Holdings, Inc.  4,050                                           314
                                                                     -----------
                                                                           6,342


                                                         See financial notes. 33

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HOUSEHOLD PRODUCTS  0.2%
      --------------------------------------------------------------------------
    = Clorox Co.  4,700                                                      257

      INSURANCE  3.1%
      --------------------------------------------------------------------------
    = Aetna, Inc.  7,700                                                     731
    = Allstate Corp.  14,000                                                 673
    = American International Group, Inc.  4,950                              300
    = Everest Reinsurance Group Ltd.  1,900                                  151
    = Fidelity National Financial, Inc.  10,037                              379
    = Fremont General Corp.  11,300                                          243
    = Loews Corp.  3,600                                                     216
    = Mercury General Corp.  4,600                                           237
    = Old Republic International Corp.  14,450                               337
    = PMI Group, Inc.  8,400                                                 326
    = Principal Financial Group, Inc.  4,600                                 174
    = Radian Group, Inc.  7,600                                              364
                                                                     -----------
                                                                           4,131
      MEDIA  2.2%
      --------------------------------------------------------------------------
    = Belo Corp., Class A  5,100                                             119
   o= Comcast Corp., Class A  8,300                                          241
   o= Dreamworks Animation  1,100                                             43
   o= EchoStar Communications Corp.  11,050                                  349
    = Gannett, Inc.  3,600                                                   299
    = McGraw Hill Cos., Inc.  5,300                                          457
    = Nokia Corp., Class A  20,050                                           309
    = The Walt Disney Co.  13,200                                            333
   o= Time Warner, Inc.  21,200                                              353
    = Tribune Co.  4,000                                                     173
    = Viacom, Inc., Class B  7,250                                           264
                                                                     -----------
                                                                           2,940
      MISCELLANEOUS FINANCE  7.4%
      --------------------------------------------------------------------------
    = Archstone Communities Trust  4,900                                     164
    = Astoria Financial Corp.  4,800                                         188
   o= Berkshire Hathaway, Inc., Class B  126                                 353
    = CIT Group, Inc.  18,800                                                759
 =(4) Citigroup, Inc.  51,050                                              2,265
    = Countrywide Credit Industries, Inc.  15,600                            498
    = Fannie Mae  2,000                                                      140
    = Federated Investors, Inc.  6,300                                       183
    = Franklin Resources, Inc.  2,400                                        145
    = Home Properties of New York, Inc.  5,500                               226
    = Independence Community Bank Corp.  11,000                              414
    = IndyMac Bankcorp., Inc.  8,500                                         274
    = IPC Holdings Ltd.  14,500                                              587
   o= Jackson Hewitt Tax Service, Inc.  1,900                                 40
    = Legg Mason, Inc.  2,850                                                182
    = LNR Property Corp.  3,000                                              188
    = MBNA Corp.  8,400                                                      215
    = MDC Holdings, Inc.  4,400                                              338
    = Merrill Lynch & Co., Inc.  5,450                                       294
    = Provident Financial Services, Inc.  10,700                             193
   o= Providian Financial Corp.  12,200                                      190
    = R & G Financial Corp., Class B  6,900                                  260
    = The Bear Stearns Cos., Inc.  2,400                                     227
    = The Goldman Sachs Group, Inc.  7,750                                   762
    = Waddell & Reed Financial, Inc.  8,600                                  181
    = Washington Federal, Inc.  12,700                                       324
    = Webster Financial Corp.  3,600                                         172
                                                                     -----------
                                                                           9,762
      NON-DURABLES & ENTERTAINMENT  1.3%
      --------------------------------------------------------------------------
   o= Activision, Inc.  17,850                                               259
   o= American Greetings Corp., Class A  6,000                               159
    = Bob Evans Farms, Inc.  3,200                                            76
   o= Brinker International, Inc.  4,900                                     158
    = Darden Restaurants, Inc.  7,400                                        181
   o= Energizer Holdings, Inc.  4,200                                        195
    = Mattel, Inc.  8,600                                                    151
    = McDonald's Corp.  5,700                                                166
    = Wendy's International, Inc.  4,500                                     150
    = Yum! Brands, Inc.  4,100                                               178
                                                                     -----------
                                                                           1,673
      NON-FERROUS METALS  0.2%
      --------------------------------------------------------------------------
    = Alcan Aluminum Ltd.  2,200                                             102
    = Southern Peru Copper Corp.  3,300                                      142
                                                                     -----------
                                                                             244


34 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OIL: DOMESTIC  4.2%
      --------------------------------------------------------------------------
    = Amerada Hess Corp.  5,200                                              420
    = ChevronTexaco Corp.  21,200                                          1,125
    = Conoco Phillips  10,600                                                894
    = Marathon Oil Corp.  2,700                                              103
   o= National Oilwell, Inc.  2,900                                           98
   o= Newfield Exploration Co.  3,900                                        227
    = Patterson Energy, Inc.  16,100                                         309
    = Petrokazakhstan, Inc., Class A  10,600                                 391
    = Pioneer Natural Resouces Co.  5,000                                    162
   o= Plains Exploration & Production Co.  2,900                              72
   o= Precision Drilling Corp.  4,200                                        259
   o= Stone Energy Corp.  3,000                                              123
    = Sunoco, Inc.  6,400                                                    476
    = Teekay Shipping Corp.  9,800                                           453
   o= Tesoro Petroleum Corp.  10,100                                         306
    = Unocal Corp.  2,100                                                     88
   o= Varco International, Inc.  2,500                                        69
                                                                     -----------
                                                                           5,575
      OIL: INTERNATIONAL  0.6%
      --------------------------------------------------------------------------
    = Exxon Mobil Corp.  16,200                                              797

      OPTICAL & PHOTO  0.3%
      --------------------------------------------------------------------------
    = Eastman Kodak Co.  2,500                                                76
   o= Ingram Micro, Inc., Class A  18,900                                    326
                                                                     -----------
                                                                             402
      PAPER & FOREST PRODUCTS  0.4%
      --------------------------------------------------------------------------
    = Louisiana-Pacific Corp.  6,700                                         164
    = Rayonier, Inc.  5,575                                                  264
    = Temple-Inland, Inc.  1,600                                              95
                                                                     -----------
                                                                             523
      PRODUCER GOODS & MANUFACTURING  1.6%
      --------------------------------------------------------------------------
    = Albany International Corp. Class A  2,900                               87
    = Briggs & Stratton Corp.  2,300                                         165
    = Dover Corp.  2,400                                                      94
    = Emerson Electric Co.  4,950                                            317
    = Federal Signal Corp.  4,700                                             78
    = General Electric Co.  21,650                                           739
    = Grainger, Inc.  4,400                                                  258
    = HNI Corp.  2,900                                                       117
    = Honeywell International, Inc.  4,600                                   155
    = Snap-On Tools Corp.  2,400                                              71
   o= Terex Corp.  2,400                                                      91
                                                                     -----------
                                                                           2,172
      RAILROAD & SHIPPING  0.2%
      --------------------------------------------------------------------------
    = Burlington Nothern Santa Fe Corp.  3,000                               126
   o= Kansas City Southern Industries, Inc.  8,400                           142
                                                                     -----------
                                                                             268
      REAL PROPERTY  0.8%
      --------------------------------------------------------------------------
    = Brascan Corp.  9,900                                                   353
    = Plum Creek Timber Co., Inc.  3,300                                     120
    = Prentiss Properties Trust  4,900                                       176
    = The Macerich Co.  4,100                                                245
    = Weingarten Realty Investors  3,800                                     138
                                                                     -----------
                                                                           1,032
      RETAIL  2.5%
      --------------------------------------------------------------------------
   o= Advance Auto Parts, Inc.  3,100                                        121
   o= American Eagle Outfitters, Inc.  5,700                                 233
   o= Ann Taylor Stores Corp.  3,600                                          81
   o= Big Lots, Inc.  13,200                                                 164
   o= BJ's Wholesale Club, Inc.  8,200                                       238
    = Circuit City Stores, Inc.  10,800                                      175
    = Claire's Stores, Inc.  7,800                                           203
    = CVS Corp.  4,400                                                       191
    = Home Depot, Inc.  7,000                                                288
   o= Kroger Co.  21,300                                                     322
    = Limited Brands, Inc.  12,600                                           312
    = Radio Shack Corp.  4,300                                               129
    = Talbots, Inc.  6,400                                                   169
   o= Toys `R' Us, Inc.  6,300                                               113
    = Wal-Mart Stores, Inc.  9,350                                           504
                                                                     -----------
                                                                           3,243
      STEEL  0.7%
      --------------------------------------------------------------------------
   o= International Steel Group, Inc.  3,200                                 118
    = Nucor Corp.  9,400                                                     397
    = Steel Dynamics, Inc.  7,800                                            259
    = Worthington Industries, Inc.  8,000                                    159
                                                                     -----------
                                                                             933


                                                         See financial notes. 35

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE  2.2%
      --------------------------------------------------------------------------
    = Alltel Corp.  4,300                                                    236
    = BellSouth Corp.  26,100                                                696
    = Century Telephone Enterprises, Inc.  5,100                             164
   o= Liberty Media Corp., Class A  17,300                                   154
    = SBC Communications, Inc.  15,600                                       394
    = Telephone & Data Systems, Inc.  4,500                                  337
    = Verizon Communications, Inc.  22,400                                   876
                                                                     -----------
                                                                           2,857
      TOBACCO  0.4%
      --------------------------------------------------------------------------
    = Altria Group, Inc.  3,100                                              150
    = Reynolds American, Inc.  6,400                                         441
                                                                     -----------
                                                                             591
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
   =* Fairmont Hotels & Resorts, Inc.  5,700                                 162
    = Harrah's Entertainment, Inc.  6,300                                    369
   o= MGM Mirage  7,800                                                      419
                                                                     -----------
                                                                             950
      TRUCKING & FREIGHT  1.2%
      --------------------------------------------------------------------------
   o= Laidlaw International, Inc.  11,600                                    193
    = Paccar, Inc.  6,800                                                    471
    = Ryder Systems, Inc.  8,800                                             441
   o= Swift Transportation Co., Inc.  8,500                                  161
    = U.S. Freightways Corp.  5,200                                          186
    = Werner Enterprises, Inc.  7,300                                        155
                                                                     -----------
                                                                           1,607
      UTILITIES: ELECTRIC & GAS  2.1%
      --------------------------------------------------------------------------
    = Alliant Energy Corp.  6,000                                            158
    = Constellation Energy Group, Inc.  9,700                                394
    = Edison International  17,300                                           528
    = Oneok, Inc.  11,100                                                    298
    = Potomac Electric Power Co.  17,800                                     367
    = Texas Genco Holdings, Inc.  5,300                                      248
    = TXU Corp.  10,800                                                      661
    = Xcel Energy, Inc.  8,800                                               150
                                                                     -----------
                                                                           2,804

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 9.1% of net assets

      U.S. Treasury Bond
    =    11.25%, 02/15/15                                    150             240
    =    9.13%, 05/15/18                                      50              74
      U.S. Treasury Inflation-Protected
      Security
 =(1)    3.63%, 01/15/08                                   2,900           3,753
    =    0.88%, 04/15/10                                     600             599
    =    2.38%, 01/15/25                                     100             105
      U.S. Treasury Note
 =(9)    2.00%, 11/30/04                                   1,500           1,500
    =    1.75%, 12/31/04                                     500             500
 =(5)    1.63%, 04/30/05                                   2,000           1,996
         2.50%, 09/30/06                                     600             600
=~(8)    4.88%, 02/15/12                                   1,800           1,930
    =    4.00%, 02/15/14                                     550             550
    = U.S. Treasury Stripped Bond
         0.00%, 11/15/16                                     300             173
                                                                     -----------
                                                                          12,020

      FOREIGN GOVERNMENT SECURITIES 4.1% of net assets

      Bundes Republic of Deutschland
   =~ Series 03
         4.50%, 01/04/13                                   1,000           1,342
   =~ Series 97
         6.50%, 07/04/27                                     300             488
=~(3) Series 99
         3.75%, 01/04/09                                   1,900           2,490
   =~ UK Treasury Gilt
         5.00%, 09/07/14                                     600           1,123
                                                                     -----------
                                                                           5,443

      CORPORATE BONDS 3.2% of net assets

      FIXED-RATE OBLIGATIONS  2.0%
      --------------------------------------------------------------------------
    = AT&T Corp.
         8.50%, 11/15/31                                      90             104
    = Centerpoint Energy
      Series B
         8.13%, 07/15/05                                     100             104
    = DaimlerChrysler NA Holding
         7.40%, 01/20/05                                     400             404
      El Paso Corp.
    =    7.80%, 08/01/31                                     100              92
    =    7.75%, 01/15/32                                     150             139


36 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
    = Federal Republic of Brazil
      Series C
         8.00%, 04/15/14                                     334             333
    = Ford Motor Co.
         8.90%, 01/15/32                                     500             561
    = PP&L Capital Funding
      Series C
         7.75%, 04/15/05                                     100             102
    = Republic of Panama
         9.38%, 01/16/23                                     250             272
    = SBC Communications, Inc., 144A
         4.21%, 06/01/21                                     400             404
    = United Mexican States
         5.88%, 01/15/14                                      75              77
                                                                     -----------
                                                                           2,592
      VARIABLE-RATE OBLIGATIONS  1.2%
      --------------------------------------------------------------------------
    = Alcan, Inc., 144A
         1.43%, 12/08/04                                     200             200
    = Entergy Gulf States, 144A
         2.01%, 12/18/04                                     200             201
      Federal Republic of Brazil
    =    2.13%, 04/15/05                                     265             258
    = Series EI
         2.06%, 04/15/05                                      48              48
    = General Motors Acceptance Corp.
         3.16%, 11/19/04                                     400             403
    = HSBC Bank USA
         1.95%, 12/21/04                                     250             250
    = PG&E Corp.
         2.30%, 01/03/05                                     137             137
    = TXU Energy Co, L.L.C. 144A
         2.37%, 01/14/05                                     100             100
                                                                     -----------
                                                                           1,597
      MUNICIPAL BONDS 1.3% of net assets

      FIXED-RATE OBLIGATIONS  1.3%
      --------------------------------------------------------------------------
    = Golden State, California
      Securitization Corp.
      Revenue Bond, Series 2003-A-1
         6.25%, 06/01/33                                     250             239
   =+ Massachusetts State Water
      Resource Authority
      General Revenue Bond,
      Series 2002J
         5.00%, 08/01/32                                     250             256
    = Tobacco Settlement Financing
      Corp. of Rhode Island
      Revenue Bond, Series 2002A
         6.25%, 06/01/42                                     500             449
   =+ Triborough, New York Bridge &
      Tunnel Authority
      Revenue Bond, Series 2002B
         5.00%, 11/15/32                                     750             768
                                                                     -----------
                                                                           1,712
      AGENCY MORTGAGE-BACKED SECURITIES 5.7% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  0.2%
      --------------------------------------------------------------------------
    = Fannie Mae
      Series 2003-3 Class PA
         4.50%, 08/25/09                                     116             117
    = Freddie Mac
      Series 2535 Class DT
         5.00%, 09/15/16                                     161             165
                                                                     -----------
                                                                             282
      U.S. GOVERNMENT AGENCY MORTGAGES  5.5%
      --------------------------------------------------------------------------
      Fannie Mae
=~(7)    4.50%, 11/15/34                                   2,000           1,942
=~(6)    5.00%, 11/15/34                                   2,000           1,993
=~(2)    5.50%, 11/15/34                                   2,500           2,546
    = ARM Pool# 606116
         4.75%, 09/01/31                                      36              37
    = Pool# 535846
         6.00%, 04/01/16                                      48              50
    = Pool# 555454
         6.00%, 03/01/18                                      34              36
    = Pool# 732153
         4.50%, 07/01/33                                     166             162
    = Pool# 733910
         4.50%, 08/01/33                                     214             208
    = Freddie Mac
      Pool# C90580
         6.00%, 09/01/22                                     294             306
                                                                     -----------
                                                                           7,280
      NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3% of net assets

      FIXED-RATE OBLIGATIONS  0.2%
      --------------------------------------------------------------------------
    = Bank of America Mortgage Securities
      Series 2004-2 Class 5A1
         6.50%, 10/25/19                                     215             218


                                                         See financial notes. 37

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
    = Residential Funding Mortgage
      Security I
      Series-S9 Class A1
         6.50%, 03/25/32                                     101             103
                                                                     -----------
                                                                             321
      VARIABLE-RATE OBLIGATIONS  1.1%
      --------------------------------------------------------------------------
    = Argent Securities, Inc.
      Series 2003-W3 Class AF1
         1.26%, 11/25/04                                      19              19
      Bear Stearns Adjustable Rate
      Mortgage Trust
    = Series 2002-11 Class 1A1
         5.68%, 11/01/04                                     109             109
    = Series 2002-5 Class 6A
         6.05%, 11/01/04                                      45              45
    = Series 2002-9 Class 2A
         5.30%, 11/01/04                                      86              86
    = Quest Trust, 144A
      Series 2004-X2 Class A1
         2.01%, 11/26/04                                     161             161
    = Structured Asset Securities Corp.
      Series 2002-13 Class 2A1
         1.60%, 11/26/04                                     211             212
    = Washington Mutual
      Series 2003-R1 Class A1
         2.11%, 11/25/04                                     767             766
                                                                     -----------
                                                                           1,398
      SHORT-TERM INVESTMENTS 13.2% of net assets

      U.S. GOVERNMENT SECURITIES  1.2%
      --------------------------------------------------------------------------
    = Fannie Mae
         1.70%, 11/01/04                                     400             400
      U.S. Treasury Bills
    =    1.58%, 12/02/04                                      40              40
    =    1.61%, 12/02/04                                      80              80
    =    1.63%, 12/16/04                                     360             359
    =    1.63%, 12/16/04                                     750             749
    =    1.67%, 12/16/04                                      10              10
                                                                     -----------
                                                                           1,638
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  12.0%
      --------------------------------------------------------------------------
    = AMRO N.A. Finance, Inc.
         1.93%, 01/24/05                                     400             398
      ANZ (Delaware), Inc.
    =    1.64%, 11/18/04                                   1,100           1,099
    =    1.85%, 12/17/04                                     100             100
      Barclays U.S. Funding Corp.
    =    1.80%, 12/08/04                                     200             200
    =    2.06%, 02/22/05                                     200             199
      CBA (Delaware) Finance, Inc.
    =    1.65%, 11/19/04                                     800             799
    =    1.85%, 12/20/04                                     100             100
    = CDC Commercial Paper Corp.,
      Section 4(2) / 144A
         2.04%, 02/22/05                                     600             596
      Danske Corp.
    =    1.65%, 11/19/04                                     300             300
    =    1.85%, 12/21/04                                     300             299
    =    2.04%, 02/14/05                                     600             596
      Dexia Delaware, L.L.C.
    =    1.81%, 12/13/04                                     400             399
    =    1.83%, 12/20/04                                     100             100
    =    2.01%, 01/21/05                                     400             398
    =    2.06%, 01/26/05                                     300             299
      DnB NOR Bank ASA
    =    1.65%, 11/19/04                                     400             400
    =    1.81%, 12/20/04                                     200             199
    =    1.84%, 12/23/04                                     600             598
      Du Pont (E.I.) de Nemours & Co.
    =    1.88%, 12/20/04                                     200             199
    =    1.89%, 12/21/04                                     300             299
    = Euro Investment Bank
         1.79%, 12/13/04                                     300             299
    = Foreningssparbanken AB
      (Swedbank)
         1.79%, 12/07/04                                   1,000             998
      General Electric Capital Corp.
    =    1.59%, 11/05/04                                     900             900
    =    1.60%, 11/09/04                                     200             200
    = General Motors Acceptance Corp.
         2.50%, 04/05/05                                     200             198
      HBOs Treasury Services PLC
    =    1.66%, 11/18/04                                     100             100
    =    1.73%, 12/02/04                                     400             399
    =    2.07%, 02/22/05                                     300             298
      ING (U.S.) Funding, L.L.C.
    =    1.59%, 11/08/04                                     100             100
    =    1.81%, 11/12/04                                     200             200
    =    1.79%, 12/10/04                                     800             798
    =    1.84%, 12/21/04                                     100             100
      Nordea North America, Inc.
    =    1.87%, 12/21/04                                     600             598
    =    1.91%, 01/18/05                                     600             597
      Svenska Handelsbanken, Inc.
    =    1.61%, 11/10/04                                     100             100
    =    1.74%, 12/03/04                                     200             200


38 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      UBS Finance (Delaware), L.L.C.
    =    1.63%, 11/16/04                                     100             100
    =    1.74%, 12/03/04                                   1,000             998
    =    1.77%, 12/07/04                                     100             100
      Unicredit Delaware, Inc.
    =    1.62%, 11/10/04                                     200             200
    =    1.99%, 01/31/05                                     800             796
                                                                     -----------
                                                                          15,856

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS 6.8% of net assets

      OTHER INVESTMENT COMPANIES  6.8%
      --------------------------------------------------------------------------
    = Provident Institutional Funds--
      TempCash  2,399,339                                                  2,399
    = Provident Institutional Funds--
      TempFund  6,595,545                                                  6,596
                                                                     -----------
                                                                           8,995

                                                      NUMBER OF        VALUE
      SECURITY DESCRIPTION                            CONTRACTS     ($ x 1,000)
      OPTIONS 0.0% of net assets

      PUT OPTIONS  0.0%
      -------------------------------------------------------------------------
      3 Month Euro Euribor Futures,
      Strike Price 95.875,
      Expires 12/13/04                                        5              --*
      3 Month Euro Euribor Futures,
      Strike Price 96,
      Expires 12/13/04                                       11              --*
      90 Day LIBOR Futures,
      Strike Price 91,
      Expires 03/16/05                                        3              --*
      90 Day LIBOR Futures,
      Strike Price 91.75,
      Expires 12/15/04                                        5              --*
      90 Day Euro Dollar Futures,
      Strike Price 93.75,
      Expires 09/19/05                                       37              --*
      Euro-Bobl, Strike Price
      105.5, Expires 11/22/04                                24              --*
      U.S. Treasury Note Futures,
      Strike Price 108,
      Expires 11/26/04                                       44               1
                                                                     -----------
                                                                              1

END OF INVESTMENTS.

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      SHORT SALES 6.5% of net assets

      U.S. GOVERNMENT SECURITIES  6.5%
      --------------------------------------------------------------------------
      U.S. Treasury Note
    ~    3.63%,                                            3,200           3,144
    ~    3.88%,                                            2,800           2,802
    ~    4.00%,                                            1,100           1,113
    ~    4.38%,                                              500             520
    ~    4.88%,                                              900             965
                                                                     -----------
                                                                           8,544

                                                      NUMBER OF        VALUE
      SECURITY DESCRIPTION                            CONTRACTS     ($ x 1,000)

      OPTIONS WRITTEN 0.1% of net assets
      CALL OPTIONS  0.1%
      --------------------------------------------------------------------------
      3 Month LIBOR, Strike Price
      4.00, Expires 10/31/05                                  70              9
      3 Month LIBOR, Strike Price
      4.00, Expires 11/02/04                                  20             --*
      3 Month LIBOR, Strike Price
      5.00, Expires 01/07/05                                 370            190
      U.S. Treasury Note Futures,
      Strike Price 115,
      Expires 11/26/04                                        45             10
                                                                     -----------
                                                                            209
      PUT OPTIONS  0.0%
      --------------------------------------------------------------------------
      3 Month LIBOR, Strike Price
      5.25%, Expires 11/02/04                                 10             --*
      3 Month LIBOR, Strike Price
      7.00, Expires 01/07/05                                 370             --*
      3 Month LIBOR, Strike Price
      7.00, Expires 10/31/05                                  70              1
      U.S. Treasury Note Futures, Strike
      Price 109, Expires 11/26/04                             27              1
                                                                     -----------
                                                                              2

END OF SHORT SALES AND OPTIONS WRITTEN.


                                                         See financial notes. 39

LAUDUS BALANCED MARKETMASTERS FUND

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                                 NOTIONAL          UNREALIZED
INTEREST RATE SWAPS                               AMOUNT         GAINS/(LOSSES)
BRITISH POUNDS

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 06/15/08,
Barclays Bank                                      2,800                    54

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 06/18/34,
Barclays Bank                                        200                    (3)

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 03/15/32,
Barclays Bank                                        400                    (2)

EUROPEAN EURO

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/14,
UBS AG                                             2,300                  (167)

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 03/15/07,
Barclays Bank                                        100                     2

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/21/07,
Goldman Sachs                                        600                     5

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/21/07,
Barclays Bank                                        500                     5

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 6.00%, expires 06/18/34,
JP Morgan Chase                                      300                    10

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 03/15/07,
JP Morgan Chase                                      400                     4

Receive variable rate payments of
6 month Euro LIBOR, Pay fixed rate
payments of 6.00%, expires 03/15/32,
JP Morgan Chase                                      500                     6

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 06/17/10,
JP Morgan Chase                                      300                     6


40 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS (CONTINUED)

                                                  NOTIONAL          UNREALIZED
                                                   AMOUNT         GAINS/(LOSSES)
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 06/17/10,
UBS AG                                               400                     7

U.S. DOLLARS

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/14,
Goldman Sachs                                        300                     24

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/06,
Barclays Bank                                      2,500                     12

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/09,
UBS AG                                             5,300                    155

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/09,
JP Morgan Chase                                      400                     11

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 6.00 expires 12/15/24,
UBS AG                                               200                     (2)

CREDIT DEFAULT SWAPS

U.S. DOLLARS

Eli Lilly & Co. Rate 0.16%,
expires 12/20/08, Barclays Bank PLC                  100                     --*

Johnson & Johnson, Inc. Rate 0.11%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

Eaton Corp. Rate 0.28%,
expires 12/20/08, Citibank N.A.                      100                     --*

Whirlpool Corp. Rate 0.29%,
expires 12/20/08, Lehman Brothers, Inc.              100                      1

Home Depot, Inc. Rate 0.12%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

Fedex Corp. Rate 0.29%,
expires 12/20/08, Citibank N.A.                      100                     --*

Allstate Corp. Rate 0.26%,
expires 12/20/08, Morgan Stanley                     100                     --*

Wal-mart Stores, Inc. Rate 0.14%,
expires 12/20/08, Citibank N.A.                      200                     --*

Ingersoll-Rand Co. Ltd. Rate 0.32%,
expires 12/20/08, Merrill Lynch                      100                     --*


                                                         See financial notes. 41

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS (CONTINUED)

                                                 NOTIONAL           UNREALIZED
                                                  AMOUNT          GAINS/(LOSSES)
Emerson Electric Co. Rate 0.21%,
expires 12/20/08, Morgan Stanley                     100                     --*

Autozone, Inc. Rate 0.35%,
expires 12/20/08, UBS, AG                            200                      4

Radioshack Corp. Rate 0.35%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

Masco Corp. Rate 0.30%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

People's Republic of China Rate 0.40%,
expires 06/20/09, Lehman Brothers, Inc.              200                     (1)
                                                                  -------------
                                                                            131

FUTURES CONTRACTS

                            NUMBER OF             CONTRACT          UNREALIZED
                            CONTRACTS              VALUE          GAINS/(LOSSES)
S&P 500 Index, Long
expires 12/16/04                   22              6,217                     20

90 Day Eurodollar, Long
expires 03/14/05                   20              4,874                     (7)

90 Day Eurodollar, Long
expires 06/13/05                   10              2,432                      3

90 Day Eurodollar, Long
expires 09/19/05                    2                486                      1

90 Day Eurodollar, Long
expires 12/19/05                    5              1,211                      2

10 Year, Long
U.S. Treasury Note,
expires 12/20/04                  127             14,422                    192

10 Year, Long
U.S. Treasury Note,
expires 03/21/05                   30              3,389                      3

5 Year, Short
U.S. Treasury Note,
expires 12/20/04                   66              7,351                    (35)

5 Year, Long
Euro-Bobl,
expires 12/08/04                   24              3,429                     32

90 Day LIBOR, Long
expires 12/29/04                    5              1,089                      7

UK Gilt, Long
expires 03/16/05                    1                199                      3
                                                                  -------------
                                                                            221


42 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                   AMOUNT OF                                      AMOUNT OF
                        CURRENCY TO               CURRENCY TO             CURRENCY TO            CURRENCY TO            UNREALIZED
EXPIRATION DATE         BE RECEIVED               BE RECEIVED             BE DELIVERED           BE DELIVERED         GAINS/(LOSSES)
11/23/04                Brazilian Real                     27             U.S. Dollars                      9                     1
12/17/04                Brazilian Real                     27             U.S. Dollars                      9                    --*
01/24/05                Brazilian Real                     27             U.S. Dollars                      9                    --*
11/04/04                Chilean Pesos                   1,870             U.S. Dollars                      3                    --*
11/18/04                Chilean Pesos                  10,964             U.S. Dollars                     17                     1
12/17/04                Chilean Pesos                   5,454             U.S. Dollars                      9                    --*
02/16/05                Chinese Renminbi                6,077             U.S. Dollars                    740                     1
12/09/04                European Euro                      74             U.S. Dollars                     93                     1
11/24/04                Hong Kong Dollars                  70             U.S. Dollars                      9                    --*
12/20/04                Hong Kong Dollars                  70             U.S. Dollars                      9                    --*
01/26/05                Hong Kong Dollars                 125             U.S. Dollars                     16                    --*
12/21/04                Indian Rupee                    1,357             U.S. Dollars                     30                    --*
01/27/05                Japanese Yen                   87,892             U.S. Dollars                    822                    11
11/24/04                South Korean Won               10,481             U.S. Dollars                      9                     1
12/20/04                South Korean Won               10,620             U.S. Dollars                      9                    --*
01/28/05                South Korean Won               18,576             U.S. Dollars                     16                    --*
11/29/04                Mexican Pesos                     177             U.S. Dollars                     15                    --*
12/21/04                Mexican Pesos                     101             U.S. Dollars                      9                    --*
11/23/04                Peruvian New Sol                   35             U.S. Dollars                     10                    --*
12/17/04                Peruvian New Sol                   63             U.S. Dollars                     19                    --*
11/22/04                Polish Zloty                       32             U.S. Dollars                      9                     1
12/21/04                Polish Zloty                       32             U.S. Dollars                      9                     1
11/19/04                Russian Ruble                     257             U.S. Dollars                      9                    --*
12/22/04                Russian Ruble                     274             U.S. Dollars                      9                    --*
11/24/04                Singapore Dollars                  15             U.S. Dollars                      9                    --*
12/20/04                Singapore Dollars                  15             U.S. Dollars                      9                    --*
01/26/05                Singapore Dollars                  27             U.S. Dollars                     16                    --*
11/26/04                Slovakian Koruna                  329             U.S. Dollars                     10                     1
12/22/04                Slovakian Koruna                  602             U.S. Dollars                     18                     1
11/24/04                Taiwanese Dollars                 298             U.S. Dollars                      9                    --*
12/20/04                Taiwanese Dollars                 299             U.S. Dollars                      9                    --*
                                                                                                                      -------------
                                                                                                                                 20

* Amounts stated as "--" are less than $1.


                                                         See financial notes. 43

LAUDUS BALANCED MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $141,134 a
Foreign currency                                                            139 b
Receivables:
   Fund shares sold                                                         141
   Dividends                                                                100
   Interest                                                                 347
   Due from brokers for futures                                              62
   Unrealized gains on forward foreign currency contracts                    20
   Investments sold                                                       3,878
   Investments sold short                                                11,001
Prepaid expenses                                                    +        30
                                                                    ------------
TOTAL ASSETS                                                            156,852

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value                                           8,544 c
Options written, at value                                                   211 d
Swap agreements, at fair value                                               62 e
Payables:
   Fund shares redeemed                                                     102
   Investments bought                                                    13,202
   Covered short sales                                                    2,454
   Interest on short sales                                                   88
   Investment adviser and administrator fees                                  7
   Transfer agency and shareholder service fees                               3
   Withholding taxes on foreign dividends                                     1
Accrued expenses                                                    +        47
                                                                    ------------
TOTAL LIABILITIES                                                        24,721

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            156,852
TOTAL LIABILITIES                                                   -    24,721
                                                                    ------------
NET ASSETS                                                             $132,131

NET ASSETS BY SOURCE
Capital received from investors                                         131,865
Net investment income not yet distributed                                   512
Net realized capital losses                                             (10,614) f
Net unrealized capital gains                                             10,368 f

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                       SHARES
SHARE CLASS                NET ASSETS      /      OUTSTANDING       =       NAV
Investor Shares              $130,491                  10,985            $11.88
Select Shares                  $1,640                     138            $11.89

  All numbers x 1,000 except number of written option contracts.

a The fund paid $130,949 for these securities.

  Includes certain restricted but deemed liquid 144A and section 4(2) securities worth $1,662 or 1.3% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases         $91,085
    Sales/maturities  $85,178

  The fund's long-term government security transactions were:

    Purchases         $82,975
    Sales/maturities  $83,236

b The fund paid $123 for this currency.

c The proceeds for securities sold short is $8,460

d     OPTIONS             NUMBER        PREMIUMS
      WRITTEN          OF CONTRACTS     RECEIVED
  ----------------     ------------     --------
  Beginning of
    period                      940         $182
  Options written               397          100
  Options closed                (21)         (10)
  Options expired              (334)         (53)
  Options
   exercised           +         --           --
                       -------------------------
  End of period                 982         $219

e The fund received $193 to enter into these swap agreements.

f These derive from investments, short sales, options, foreign currency transactions, futures and swap agreements.

FEDERAL TAX DATA
-------------------------------------------------
PORTFOLIO COST                           $131,807

NET UNREALIZED GAINS AND LOSSES:
Gains                                     $11,769
Losses                               +     (2,442)
                                     ------------
                                           $9,327

AS OF OCTOBER 31, 2004:
NET UNDISTRIBUTED EARNINGS:
Ordinary income                              $516
Long-term capital gains                       $--

CAPITAL LOSSES UTILIZED                    $8,576

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                    Loss amount:
  2009                                       $405
  2010                               +      9,116
                                     ------------
                                           $9,521

RECLASSIFICATIONS:
Net investment not yet
 distributed                                 ($46)

RECLASSIFIED AS:
Net realized capital gains                    $46


44 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,298 a
Interest                                                              +     940
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   2,238

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         6,766
Net realized losses on short sales                                         (571)
Net realized gains on foreign currency transactions                          52
Net realized gains on option contracts                                       56
Net realized gains on futures contracts                                   1,464
Net realized gains on swap agreements                                 +     275
                                                                      ----------
NET REALIZED GAINS                                                        8,042

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                         747
Net unrealized losses on short sales                                        (11)
Net unrealized losses on foreign currency transactions                     (119)
Net unrealized losses on option contracts                                   (16)
Net unrealized gains on futures contracts                                    60
Net unrealized gains on swap agreements                               +     121
                                                                      ----------
NET UNREALIZED GAINS                                                        782

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,072 b
Transfer agent and shareholder service fees:
   Investor shares                                                          314 c
   Select shares                                                              1 c
Trustees' fees                                                                5 d
Custodian and portfolio accounting fees                                     174
Professional fees                                                            44
Registration fees                                                            20
Shareholder reports                                                          24
Other expenses                                                        +       5
                                                                      ----------
Total expenses                                                            1,659
Expense reduction                                                     -     273 e
                                                                      ----------
NET EXPENSES                                                              1,386

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,238
NET EXPENSES                                                          -   1,386
                                                                      ----------
NET INVESTMENT INCOME                                                       852
NET REALIZED GAINS                                                        8,042 f
NET UNREALIZED GAINS                                                  +     782 f
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $9,676

  Unless stated, all numbers x 1,000.

a Net of $3 foreign withholding tax.

b Calculated as 0.85% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005 for Investor shares and February 28, 2006 for Select shares, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       1.10
  Select Shares                         0.95

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $8,824.


                                                         See financial notes. 45

LAUDUS BALANCED MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                                   $852             $1,126
Net realized gains                                     8,042                917
Net unrealized gains                         +           782             16,449
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                        9,676             18,492

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       $1,360             $1,516
Select Shares                                +            --                 --
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $1,360             $1,516 a, b

TRANSACTIONS IN FUND SHARES c
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         11/1/02-10/31/03
                                   SHARES        VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                     3,519      $40,718      1,150       $11,825
Select Shares                    +    169        1,957         --            --
                                 -----------------------------------------------
TOTAL SHARES SOLD                   3,688      $42,675      1,150       $11,825

SHARES REINVESTED
Investor Shares                       112       $1,274        151        $1,431
Select Shares                    +     --           --         --            --
                                 -----------------------------------------------
TOTAL SHARES REINVESTED               112       $1,274        151        $1,431

SHARES REDEEMED
Investor Shares                    (2,489)    ($28,746)    (1,851)     ($18,430)
Select Shares                    +    (31)        (361)        --            --
                                 -----------------------------------------------
TOTAL SHARES REDEEMED              (2,520)    ($29,107)    (1,851)     ($18,430)

NET TRANSACTIONS IN
FUND SHARES                         1,280      $14,842       (550)      ($5,174)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         11/1/02-10/31/03
                                   SHARES   NET ASSETS     SHARES    NET ASSETS
Beginning of period                 9,843     $108,973     10,393       $97,171
Total increase or decrease       +  1,280       23,158       (550)       11,802 d
                                 -----------------------------------------------
END OF PERIOD                      11,123     $132,131      9,843      $108,973 e

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 85% of the fund's dividends for this report period qualify for the dividends-received deductions.

  The fund designates $1,148 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                    $1,360
  Long-term capital gains               $--

  PRIOR YEAR
  Ordinary income                    $1,516
  Long-term capital gains               $--

c The fund started offering Select Shares on June 3, 2004.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $512 and $1,066 at the end of the current period and prior period, respectively.


46 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/03-     11/1/02-     11/1/01-       11/1/00-       11/1/99-
INVESTOR SHARES                                                10/31/04     10/31/03     10/31/02       10/31/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          11.08         7.18         8.73          12.27          11.04
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                                (0.14)       (0.09)        0.04           0.41           0.39
   Net realized and unrealized gains or losses                   1.24         3.99        (1.54)         (2.68)          1.30
                                                               ---------------------------------------------------------------------
   Total income or loss from investment operations               1.10         3.90        (1.50)         (2.27)          1.69
Less distributions:
   Dividends from net investment income                            --        (0.00) 1     (0.03)         (0.55)         (0.46)
   Distributions from net realized gains                           --           --        (0.02)         (0.72)            --
                                                               ---------------------------------------------------------------------
   Total distributions                                             --           --        (0.05)         (1.27)         (0.46)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                12.18        11.08         7.18           8.73          12.27
                                                               ---------------------------------------------------------------------
Total return (%)                                                 9.93        54.32       (17.34)        (19.99)         15.17

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                        1.55         1.55         0.93 2,3       0.50 3         0.51 3,4
   Gross operating expenses                                      1.77         1.80         1.31 3         0.91 3         0.92 3
   Net investment income or loss                                (1.08)       (0.98)        0.06           4.17           2.86
Portfolio turnover rate                                           140           94          324            172            128
Net assets, end of period ($ x 1,000,000)                         129          115           81            111            162

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.84% if certain non-routine expenses (proxy fees) had not been included.

3 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

4 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 47

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                                      6/9/04 1-
SELECT SHARES                                                        10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                 12.11
                                                                     ---------------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                                 (0.03)
   Net realized and unrealized gains                                    0.11
                                                                     ---------------------------------------------------------------
   Total income from investment operations                              0.08
                                                                     ---------------------------------------------------------------
Net asset value at end of period                                       12.19
                                                                     ---------------------------------------------------------------
Total return (%)                                                        0.66 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                               1.37 3
   Gross operating expenses                                             1.79 3
   Net investment loss                                                 (0.91) 3
Portfolio turnover rate                                                  140 2
Net assets, end of period ($ x 1,000,000)                               0.32

1 Commencement of operations.

2 Not annualized.

3 Annualized.


48 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q will be available by visiting Schwab's web-site at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 o  Non-income producing security

                                                     COST                VALUE
HOLDINGS BY CATEGORY                               ($x1,000)           ($x1,000)
--------------------------------------------------------------------------------
 98.1%   COMMON STOCK                                115,415            127,111
  2.1%   OTHER INVESTMENTS                             2,744              2,744
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                           118,159            129,855

 (0.2%)  OTHER ASSETS AND
         LIABILITIES, NET                                                  (316)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               129,539




                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 98.1% of net assets

      AIR TRANSPORTATION  0.3%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.    23,500                                     371

      APPAREL  2.1%
      --------------------------------------------------------------------------
    o Aeropostale, Inc.    17,450                                            551
    o Deckers Outdoor Corp.    11,000                                        416
      Jones Apparel Group, Inc.    12,385                                    437
    o Jos. A. Bank Clothiers, Inc.    35,275                               1,120
      OshKosh B'Gosh, Inc.    13,400                                         243
                                                                     -----------
                                                                           2,767
      BANKS  1.1%
      --------------------------------------------------------------------------
      BankNorth Group, Inc.    11,300                                        398
      Mellon Financial Corp.    10,200                                       295
      North Fork Bancorp, Inc.    11,300                                     498
      Zions Bancorp.    3,500                                                232
                                                                     -----------
                                                                           1,423
      BUSINESS MACHINES & SOFTWARE  2.9%
      --------------------------------------------------------------------------
    o 3Com Corp.    133,360                                                  552
    o Ascential Software Corp.    57,700                                     813
    o Computer Horizons Corp.    111,600                                     418
    o F5 Networks, Inc.    14,700                                            587
    o Maxtor Corp.    4,650                                                   14
    o Seachange International, Inc.    29,600                                504
    o Unisys Corp.    29,900                                                 318
    o Viisage Technology, Inc.    75,690                                     547
                                                                     -----------
                                                                           3,753
      BUSINESS SERVICES  17.7%
      --------------------------------------------------------------------------
    o Agile Software Corp.    88,100                                         752
o(10) Akamai Technologies, Inc.    98,450                                  1,364
      Analogic Corp.    16,620                                               707
    o Aspen Technology, Inc.    128,800                                      774
    o Ciber, Inc.    122,810                                               1,110
    o Connetics Corp.    17,000                                              457
    o Doubleclick, Inc.    112,620                                           716
    o Eclipsys Corp.    39,640                                               673
    o Indus International, Inc.    70,100                                    119
    o InFocus Corp.    57,500                                                370
    o Informatica Corp.    129,330                                         1,010
    o InFoSpace, Inc.    12,500                                              656
    o Internet Security Systems, Inc.    37,430                              815
    o Interpublic Group of Cos., Inc.    33,090                              406
    o Ivillage, Inc.    73,300                                               376
    o Keane, Inc.    71,200                                                1,126
    o Lionbridge Technologies, Inc.    25,000                                117
    o ManTech International Corp. Class A    49,060                        1,061
    o Maximus, Inc.    15,120                                                411
    o McAfee, Inc.    25,900                                                 627
    o Navigant Consulting, Inc.    33,200                                    826
    o Performance Food Group Co.    28,390                                   660


                                                         See financial notes. 49

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Polycom, Inc.    39,800                                                822
    o Priority Healthcare Corp., Class B    37,000                           668
    o Resources Connection, Inc.    24,250                                 1,018
      Reynolds & Reynolds Co., Class A
      12,100                                                                 298
    o RSA Security, Inc.    47,000                                           962
    o Tetra Technologies, Inc.    24,650                                     738
    o Tibco Software, Inc.    67,940                                         660
    o Tier Technologies, Inc.    67,100                                      579
    o Vastera, Inc.    132,600                                               225
    o Veritas Software Corp.    23,400                                       512
    o Watson Wyatt & Co. Holdings    22,990                                  610
    o Websense Inc    18,300                                                 742
                                                                     -----------
                                                                          22,967
      CHEMICAL  0.3%
      --------------------------------------------------------------------------
    o OM Group, Inc.    11,200                                               369

      CONSTRUCTION  5.3%
      --------------------------------------------------------------------------
      Beazer Homes USA, Inc.    8,650                                        950
    o EMCOR Group, Inc.    7,550                                             299
      Martin Marietta Materials, Inc.    14,350                              653
      Standard Pacific Corp.    13,500                                       758
      Texas Industries, Inc.    5,150                                        262
      The Ryland Group, Inc.    14,000                                     1,336
 o(2) Toll Brothers, Inc.    40,200                                        1,863
    o WCI Communities, Inc.    32,200                                        760
                                                                     -----------
                                                                           6,881
      CONSUMER DURABLES  1.0%
      --------------------------------------------------------------------------
      Hillenbrand Industries, Inc.    9,000                                  448
      La-Z-Boy Chair Co.    15,390                                           203
      Leggett & Platt, Inc.    10,700                                        301
      Natuzzi S.P.A.    38,520                                               396
                                                                     -----------
                                                                           1,348
      CONTAINERS  0.5%
      --------------------------------------------------------------------------
    o Mobile Mini, Inc.    21,000                                            596

      ELECTRONICS  10.8%
      --------------------------------------------------------------------------
    o Agere Systems, Inc., Class B    341,800                                393
    o Alliant Techsystems, Inc.    6,400                                     368
    o Andrew Corp.     77,620                                              1,085
      Anixter International, Inc.    10,600                                  409
    o Arrow Electronics, Inc.    17,400                                      417
    o Brooks Automation, Inc.    10,400                                      155
      C & D Technologies, Inc.    59,700                                   1,069
    o Captaris, Inc.    48,300                                               222
    o Celestica, Inc.    24,220                                              351
    o Cox Radio, Inc.    6,900                                               110
    o Cypress Semiconductor Corp.     35,700                                 376
    o General Cable Corp.    58,850                                          724
      National Semiconductor Corp.    19,460                                 325
    o Novellus Systems, Inc.          19,300                                 500
      OmniVision Technologies, Inc.    20,770                                330
      PerkinElmer, Inc.    19,400                                            398
    o Powerwave Technologies, Inc.    109,400                                817
    o Rofin-Sinar Technologies, Inc.    22,900                               686
    o Sierra Wireless, Inc.    57,400                                        979
    o Silicon Image, Inc.    12,600                                          173
    o Skyworks Solutions, Inc.    30,500                                     271
    o Sungard Data Systems, Inc.    11,900                                   315
    o Tekelec    44,700                                                      998
    o Teradyne, Inc.    31,400                                               520
    o Thermo Electron Corp.    14,100                                        409
    o TRC Cos., Inc.    44,080                                               768
    o Varian, Inc.    8,000                                                  292
    o Vishay Intertechnology, Inc.    37,200                                 481
                                                                     -----------
                                                                          13,941
      ENERGY: RAW MATERIALS  5.0%
      --------------------------------------------------------------------------
      Arch Coal, Inc.    30,600                                              995
    o Cooper Cameron Corp.   8,400                                           406
      Devon Energy Corp.    6,100                                            451
      ENSCO International, Inc.   6,700                                      205
      Helmerich & Payne, Inc.    23,000                                      657
      Joy Global, Inc.    34,300                                           1,159
    o Offshore Logistics, Inc.   29,450                                    1,065
  (7) Tidewater, Inc.    46,900                                            1,450
                                                                     -----------
                                                                           6,388
      FOOD & AGRICULTURE  2.4%
      --------------------------------------------------------------------------
      American Italian Pasta Co. Class A     26,930                          547
      Delta & Pineland Co.    32,250                                         849
    o Hain Celestial Group, Inc.    44,770                                   724


50 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MGP Ingredients, Inc.    15,600                                        129
      Sensient Technologies Corp.    32,060                                  696
    o Texas Roadhouse, Inc. Class A    7,900                                 182
                                                                     -----------
                                                                           3,127
      GOLD  0.8%
      --------------------------------------------------------------------------
    o Kinross Gold Corp.    70,591                                           525
    o Meridian Gold, Inc.    33,200                                          561
                                                                     -----------
                                                                           1,086
      HEALTHCARE / DRUGS & MEDICINE  11.3%
      --------------------------------------------------------------------------
    o Accredo Heath, Inc.    23,370                                          538
    o Andrx Corp.    29,360                                                  635
    o Arthrocare Corp.    39,600                                           1,220
      Beckman Coulter, Inc.    5,700                                         339
    o Cardiodynamics International Corp.
      99,500                                                                 360
    o Centene Corp.    25,400                                              1,205
    o Charles River Laboratories, Inc.    8,300                              388
    o Cholestech Corp.    71,425                                             573
    o Collagenex Pharmaceuticals     29,000                                  174
 o(1) Cytyc Corp.    85,600                                                2,233
    o Edwards Lifesciences Corp.     11,300                                  386
    o Enzon, Inc.    50,300                                                  813
    o Eon Labs, Inc.    6,600                                                163
      Health Management Associates, Inc.
      10,400                                                                 215
    o Health Net, Inc.    21,400                                             519
    o Human Genome Sciences, Inc.    40,870                                  421
    o Incyte Corp.    57,520                                                 598
    o Ivax Corp.    23,437                                                   424
    o Martek Biosciences Corp.    13,250                                     624
      Perrigo Co.    37,810                                                  687
 o(5) Pharmaceutical Product Developement, Inc.
      38,680                                                               1,634
    o Synovis Life Technologies Inc.    29,400                               311
    o Theragenics Corp.    66,100                                            243
                                                                     -----------
                                                                          14,703
      INSURANCE  2.1%
      --------------------------------------------------------------------------
      Arthur J. Gallagher & Co.    5,450                                     153
      Assurant, Inc.    18,800                                               507
      Hilb, Rogal & Hobbs Co.    9,730                                       309
  (9) Hooper Holmes, Inc.    266,830                                       1,401
      Old Republic International Corp.    13,400                             313
                                                                     -----------
                                                                           2,683
      MEDIA  1.6%
      --------------------------------------------------------------------------
    o Emmis Communications Corp.     29,390                                  550
    o Entercom Communications Corp.    3,800                                 126
    o Raindance Communications, Inc.
      184,600                                                                306
      Readers Digest Association, Inc.    16,960                             239
    o Valassis Communications, Inc.    20,450                                703
    o Westwood One, Inc.    6,800                                            157
                                                                     -----------
                                                                           2,081
      MISCELLANEOUS FINANCE  5.0%
      --------------------------------------------------------------------------
    o Accredited Home Lenders Holding Co.
      16,500                                                                 595
    o Knight Trading Group, Inc.     58,980                                  613
      MDC Holdings, Inc.    11,653                                           894
    o Piper Jaffray Cos., Inc.    5,200                                      227
 o(8) Portfolio Recovery Associates, Inc.
      41,900                                                               1,413
      Raymond James Financial, Inc.    25,620                                669
  (4) The Chicago Mercantile Exchange    9,950                             1,749
    o Wheeling-Pittsburgh Corporation    11,300                              358
                                                                     -----------
                                                                           6,518
      NON-DURABLES & ENTERTAINMENT  2.1%
      --------------------------------------------------------------------------
    o California Pizza Kitchen, Inc.    30,650                               678
      Darden Restaurants, Inc.    18,000                                     441
      Leapfrog Enterprises, Inc.     45,800                                  559
    o O' Charleys, Inc.    47,240                                            733
      Tupperware Corp.    16,200                                             270
                                                                     -----------
                                                                           2,681
      NON-FERROUS METALS  1.6%
      --------------------------------------------------------------------------
    o Century Aluminum Co.    10,100                                         234
      Commercial Metals Co.    29,600                                      1,070
      Gibraltar Industries Inc.       4,800                                  168
    o RTI International Metals, Inc.    28,700                               575
                                                                     -----------
                                                                           2,047


                                                         See financial notes. 51

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OIL: DOMESTIC  3.2%
      --------------------------------------------------------------------------
      Chesapeake Energy Corp.    24,300                                      391
    o Comstock Resources, Inc.    45,400                                     999
    o Global Industry Ltd.    154,800                                      1,039
      Patterson Energy, Inc.    32,050                                       616
    o Transocean, Inc.    13,750                                             485
    o Whiting Petroleum Corp.    20,700                                      614
                                                                     -----------
                                                                           4,144
      PRODUCER GOODS & MANUFACTURING  8.1%
      --------------------------------------------------------------------------
      Baldor Electric Co.    38,500                                          902
    o BE Aerospace, Inc.    49,700                                           426
    o Bucyrus International, Inc.    27,100                                  813
      Cognex Corp.    12,780                                                 327
    o Coherent, Inc.    25,300                                               611
      Dover Corp.    5,800                                                   228
    o Flowserve Corp.    35,600                                              768
    o GrafTech International Ltd.    96,200                                  891
      Grainger, Inc.    8,500                                                498
    o GSI Lumonics, Inc.    32,750                                           293
    o Ionics, Inc.    16,800                                                 479
    o Oceaneering International, Inc.    29,500                            1,049
      Pall Corp.    34,650                                                   896
      Steelcase, Inc., Class A    42,500                                     557
      Teleflex, Inc.    16,610                                               727
      The Manitowoc Co., Inc.    20,430                                      721
      York International Corp.    8,700                                      277
                                                                     -----------
                                                                          10,463
      REAL PROPERTY  2.0%
      --------------------------------------------------------------------------
    o FelCor Lodging Trust, Inc.     55,120                                  641
      Innkeepers USA Trust    41,620                                         576
      Post Properties, Inc.    21,790                                        699
      Washington Real Estate Investment Trust
      21,720                                                                 683
                                                                     -----------
                                                                           2,599
      RETAIL  5.7%
      --------------------------------------------------------------------------
    o 99 Cents Only Stores    47,410                                         731
    o Coldwater Creek, Inc.    30,700                                        707
    o Gander Mountain Co.    27,750                                          540
 o(3) Genesco, Inc.    71,030                                              1,818
    o Guess, Inc.     26,850                                                 448
    o Guitar Center, Inc.    16,850                                          752
      Longs Drug Stores Co.    28,120                                        695
      Silgan Holdings, Inc.    15,250                                        724
      Talbots, Inc.    15,200                                                401
      The TJX Max Cos., Inc.    11,400                                       273
      Tiffany & Co.    10,300                                                302
                                                                     -----------
                                                                           7,391
      STEEL  3.2%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    81,200                                       774
 o(6) Cleveland Cliffs, Inc.    21,500                                     1,567
      Schnitzer Steel Industries, Inc., Class A
      33,000                                                                 932
      Steel Dynamics, Inc.    26,200                                         870
                                                                     -----------
                                                                           4,143
      TRAVEL & RECREATION  1.2%
      --------------------------------------------------------------------------
      Central Parking Corp.    40,990                                        555
      Choice Hotels International, Inc.    5,700                             285
    o Vail Resorts, Inc.    38,380                                           770
                                                                     -----------
                                                                           1,610
      TRUCKING & FREIGHT  0.8%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    13,950                                          545
      Overnite Corp.    15,000                                               486
                                                                     -----------
                                                                           1,031

      OTHER INVESTMENTS 2.1% of net assets

      OTHER INVESTMENT COMPANIES  2.1%
      --------------------------------------------------------------------------
      Provident Institutional Funds--
      TempFund    2,743,879                                                2,744

END OF INVESTMENTS.


52 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $129,855 a
Receivables:
   Fund shares sold                                                          28
   Dividends                                                                 22
   Investments sold                                                       2,056
Prepaid expenses                                                    +        25
                                                                    ------------
TOTAL ASSETS                                                            131,986

LIABILITIES
--------------------------------------------------------------------------------
Bank overdraft                                                              379
Payables:
   Fund shares redeemed                                                     442
   Investments bought                                                     1,573
   Investment adviser and administrator fees                                  5
   Transfer agency and shareholder service fees                               3
Accrued expenses                                                    +        45
                                                                    ------------
TOTAL LIABILITIES                                                         2,447

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            131,986
TOTAL LIABILITIES                                                   -     2,447
                                                                    ------------
NET ASSETS                                                             $129,539

NET ASSETS BY SOURCE
Capital received from investors                                         118,988
Net investment income not yet distributed                                    25
Net realized capital loss                                                (1,170) b
Net unrealized capital gains                                             11,696 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS              NET ASSETS      /      OUTSTANDING       =         NAV
Investor Shares            $129,218                  10,610              $12.18
Select Shares                  $321                      26              $12.19

  Unless stated, all numbers x 1,000.

a The fund paid $118,159 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                       $178,195
    Sales/maturities                $172,730

b These derive from investments and futures.

FEDERAL TAX DATA
------------------------------------------------------------
PORTFOLIO COST                                     $118,497

NET UNREALIZED GAINS AND LOSSES:
Gains                                               $18,592
Losses                                          +    (7,234)
                                                ------------
                                                    $11,358
AS OF OCTOBER 31, 2004:
NET UNDISTRIBUTED EARNINGS:
Ordinary income                                         $--
Long-term capital gains                                 $--

CAPITAL LOSSES UTILIZED                             $21,374

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                              Loss amount:
  2010                                                 $808

RECLASSIFICATIONS:
Net investment income
  not yet distributed                                $1,461

RECLASSIFIED AS:
Net realized capital losses                            ($49)
Capital received from
  investors                                         ($1,412)


                                                         See financial notes. 53

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $628 a
Interest                                                             +        3
                                                                     -----------
TOTAL INVESTMENT INCOME                                                     631

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        21,529
Net realized gains on futures contracts                              +      313
                                                                     -----------
NET REALIZED GAINS                                                       21,842

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (9,660)
Net unrealized losses on futures contracts                           +      (35)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (9,695)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,734 b
Transfer agent and shareholder service fees:
   Investor shares                                                          333 c
   Select shares                                                             -- c
Trustees' fees                                                                6 d
Custodian and portfolio accounting fees                                     153
Professional fees                                                            43
Registration fees                                                            20
Shareholder reports                                                          71
Other expenses                                                       +        6
                                                                     -----------
Total expenses                                                            2,366
Expense reduction                                                    -      299 e
                                                                     -----------
NET EXPENSES                                                              2,067

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     631
NET EXPENSES                                                         -    2,067
                                                                     -----------
NET INVESTMENT LOSS                                                      (1,436)
NET REALIZED GAINS                                                       21,842 f
NET UNREALIZED LOSSES                                                +   (9,695) f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $10,711

  Unless stated, all numbers x 1,000.

a Net of $3 foreign withholding tax.

b Calculated as 1.30% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment advisor (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005 for Investor shares and February 28, 2006 for Select shares, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   1.55
  Select Shares                     1.37

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $12,147


54 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000 except footnote.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment loss                                  ($1,436)             ($886)
Net realized gains                                    21,842              2,970
Net unrealized gains or losses              +         (9,695)            38,944
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                10,711             41,028

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                          $--                 $3
Select Shares                               +             --                 --
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME               $--                 $3 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
                                11/1/03-10/31/04            11/1/02-10/31/03
                              SHARES          VALUE       SHARES          VALUE
SHARES SOLD
Investor Shares                3,329        $40,268        1,528        $14,258
Select Shares               +     28            329           --             --
                            ----------------------------------------------------
TOTAL SHARES SOLD              3,357        $40,597        1,528        $14,258

SHARES REINVESTED
Investor Shares                   --            $--            0*            $3
Select Shares               +     --             --           --             --
                            ----------------------------------------------------
TOTAL SHARES REINVESTED           --            $--           --             $3

SHARES REDEEMED
Investor Shares               (3,099)      ($36,800)      (2,500)      ($21,725)
Select Shares               +     (2)           (16)          --             --
                            ----------------------------------------------------
TOTAL SHARES REDEEMED         (3,101)      ($36,816)      (2,500)      ($21,725)

NET TRANSACTIONS IN
FUND SHARES                      256         $3,781         (972)       ($7,464)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                11/1/03-10/31/04            11/1/02-10/31/03
                              SHARES       NET ASSETS     SHARES     NET ASSETS
Beginning of period           10,380         $115,047     11,352        $81,486
Total increase or decrease  +    256           14,492       (972)        33,561 c
                            ----------------------------------------------------
END OF PERIOD                 10,636         $129,539     10,380       $115,047 d

* Amount was less than 500 shares.

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income              $--
  Long-term capital gains      $--

  PRIOR YEAR
  Ordinary income              $3
  Long-term capital gains      $--

b The fund started offering Select shares on June 9, 2004.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $25 and $0 at the end of the current and prior period, respectively.


                                                         See financial notes. 55

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
INVESTOR SHARES                                       10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  11.95           8.74           10.80           15.53           14.84
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.02           0.03            0.10            0.73            0.53
  Net realized and unrealized gains or losses            1.65           3.18           (1.43)          (3.90)           2.49
                                                      ------------------------------------------------------------------------------
  Total income or loss from investment operations        1.67           3.21           (1.33)          (3.17)           3.02
Less distributions:
  Dividends from net investment income                  (0.04)         (0.00) 2        (0.07)          (0.77)          (0.49)
  Distributions from net realized gains                    --             --           (0.66)          (0.79)          (1.84)
                                                      ------------------------------------------------------------------------------
  Total distributions                                   (0.04)            --           (0.73)          (1.56)          (2.33)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        13.58          11.95            8.74           10.80           15.53
                                                      ------------------------------------------------------------------------------
Total return (%)                                        13.98          36.74          (13.65)         (22.41)          18.61

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                 1.65           1.65            0.99 1,3        0.50 3          0.51 3,4
  Gross operating expenses                               1.89           1.92            1.32 3          0.88 3          0.90 3
  Net investment income                                  0.15           0.33            0.60            5.13            1.94
Portfolio turnover rate                                    69             99             158              51              80
Net assets, end of period ($ x 1,000,000)                 552            302             206             215             278

1 The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.

2 The per share amount was less than $0.01.

3 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

4 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


56 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                      4/2/04 1-
SELECT SHARES                                         10/31/04
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  13.64
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.02
  Net realized and unrealized losses                    (0.05)
                                                      ------------------------------------------------------------------------------
  Total loss from investment operations                 (0.03)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        13.61
                                                      ------------------------------------------------------------------------------
Total return (%)                                        (0.22) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                 1.47 3
  Gross operating expenses                               1.86 3
  Net investment income                                  0.37 3
Portfolio turnover rate                                    69 2
Net assets, end of period ($ x 1,000,000)                  81

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 57

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q will be available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the securities. With the top ten holdings, the number in the parenthesis is the security's rank among the top ten.

(1)  Top ten holding

 o   Non-income producing security

 *   American Depositary Receipt

 = All or a portion of this security is held as collateral for futures contracts

 ~   Security is valued at fair value (see Accounting Policies)

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 96.0%  FOREIGN COMMON
        STOCK                                              521,809       608,094

  0.2%  SHORT-TERM
        INVESTMENTS                                          1,497         1,497

  3.6%  OTHER INVESTMENTS                                   22,685        22,685
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                  545,991       632,276

  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                   1,011
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 633,287

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOREIGN COMMON STOCK 96.0% of net assets

      AUSTRALIA  2.6%
      --------------------------------------------------------------------------
      Australia and New Zeland Banking
      Group Ltd.    326,000                                                4,967
      Billabong International Ltd.    70,500                                 553
    o Bradken Ltd.    278,422                                                641
      Commonwealth Bank of Australia    28,850                               692
      Excel Coal    322,851                                                1,061
      John Fairfax Holdings Ltd.    958,000                                3,070
      Just Group    463,103                                                1,020
      Macarthur Coal Ltd.    169,930                                         484
      Macquarie Bank Ltd.    32,000                                          946
      Perpetual Trustees Australia Ltd.    16,500                            686
      Sigma Co. Ltd.    91,700                                               568
      Toll Holdings Ltd.    124,000                                        1,095
      West Australian Newspapers Holdings
      Ltd.    84,581                                                         540
                                                                     -----------
                                                                          16,323
      AUSTRIA 0.5%
      --------------------------------------------------------------------------
      Andritz AG    17,077                                                 1,047
      Erste Bank der Oesterreichischen
      Sparkassen AG    52,600                                              2,334
                                                                     -----------
                                                                           3,381
      BAHAMAS 0.2%
      --------------------------------------------------------------------------
    o Steiner Leisure Ltd.    53,045                                       1,294

      BELGIUM  0.4%
      --------------------------------------------------------------------------
      Interbrew SA    57,500                                               2,037
    o Option N.V.    29,581                                                  803
                                                                     -----------
                                                                           2,840
      BRAZIL 0.8%
      --------------------------------------------------------------------------
    * Banco Bradesco SA    1,000                                              61
      Banco Bradesco SA Preffered    4,319                                   261
      Banco Itau SA Preffered    12,843                                    1,554
    * Companhia de Bebidas Spon    12,700                                    315
    * Eregli Demir Ve Celik Fabrik    191,423,519                            759
    * Gol Linhas Aereas Intel    14,000                                      289
    o Natura Cosmeticos SA    28,000                                         569
    * Petroleo Brasileiro SA    23,900                                       849
   o* Telesp Celular Participacoes SA
      ADR    123,400                                                         739
                                                                     -----------
                                                                           5,396
      CANADA 3.2%
      --------------------------------------------------------------------------
    o Algoma Steel Inc.    76,418                                          1,284
    o Alimentation Couche-Tard, Inc.    33,900                               781
      CHC Helicopter Corp.    30,212                                       1,132


58 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Corus Entertainment, Inc.    38,500                                    741
      Encana Corp.    53,800                                               2,664
    o Extendicare, Inc., Class A    104,378                                1,434
      Home Capital Group, Inc., Class B
      35,560                                                                 780
      Manulife Financial Corp.    65,300                                   3,045
   o* Nortel Networks Corp.    104,800                                       355
      Peyto Energy Trust    54,750                                         1,840
    o Precision Drilling Corp.    13,800                                     853
    o Research in Motion Ltd.    13,300                                    1,171
    o Shoppers Drug Mart Corp.    23,700                                     720
      Suncor Energy, Inc.    46,400                                        1,584
    o Transat A.T. Inc.    116,311                                         2,146
                                                                     -----------
                                                                          20,530
      CHILE 0.3%
      --------------------------------------------------------------------------
   o* Cencosud SA 144A    25,000                                             555
    * LanChile SA    24,900                                                  611
      S.A.C.I. Falabella SA    268,700                                       600
                                                                     -----------
                                                                           1,766
      CZECH REPUBLIC 0.2%
      --------------------------------------------------------------------------
      Cesky Telecom A/S    84,649                                          1,109

      DENMARK  1.0%
      --------------------------------------------------------------------------
      Bang Olufsen A/S Class B    24,032                                   1,424
    o Bavarian Nordic A/S    14,544                                        1,320
      H. Lundbeck A/S    3,900                                                70
      Kobenhavns Lufthavne    4,014                                          671
      Novo Nordisk A/S    20,300                                           1,006
    o TopDanmark Development  A/S    22,157                                1,557
                                                                     -----------
                                                                           6,048
      EGYPT 0.1%
      --------------------------------------------------------------------------
      Orascom Construction Inds    77,000                                    892

      ESTONIA  0.1%
      --------------------------------------------------------------------------
      Hansabank Ltd.    38,800                                               390

      FINLAND  1.0%
      --------------------------------------------------------------------------
      Alma Media Corporation-II    12,965                                    142
      Metso Oyj    171,100                                                 2,403
      Nokian Renkaat Oyj    23,196                                         2,506
      Perlos Oyj    78,786                                                 1,186
                                                                     -----------
                                                                           6,237
      FRANCE  8.0%
      --------------------------------------------------------------------------
    o Alten    35,356                                                        765
      April Group    19,208                                                  414
    o AXAlto Holding N.V.    81,855                                        1,926
      Banque National de Paris    39,800                                   2,701
    o Christian Dior SA    23,200                                          1,401
      Essilor International SA    21,700                                   1,469
      Generale de Sante    50,049                                            855
      Hermes International    5,700                                        1,096
      Ingenico    34,856                                                     576
      Ipsos    10,463                                                        976
    o JC Decaux SA    163,900                                              4,063
      Klepierre    9,500                                                     723
      Lvmh Moet Hennessy Louis Vutton
      SA    4,800                                                            328
      M6 Metropole Television    18,400                                      478
    o Michelin (C.G.D.E.), Class B    39,500                               2,143
      Mr. Bricolage SA    6,300                                              150
      Neopost SA    78,100                                                 5,405
    o Orpea    23,100                                                        680
    o PagesJaunes SA    54,991                                             1,112
      Pernod-Ricard    18,375                                              2,536
      Publicis Groupe SA    187,000                                        5,561
      Sanofi-Synthelabo SA    88,660                                       6,462
      Spir Communication    2,973                                            531
      SR Teleperformance    61,312                                         1,350
      Suez SA    37,700                                                      879
      Total SA, Class B    10,700                                          2,219
      Trader Classified Media N.V.    35,558                                 451
    o Vivendi Universal SA    117,000                                      3,186
                                                                     -----------
                                                                          50,436
      GERMANY 7.8%
      --------------------------------------------------------------------------
      Allianz AG    17,845                                                 1,893
      AWD Holding AG    13,472                                               470
      Balda AG    34,850                                                     357
  (3) Bayerische Motoren-Werke AG    187,400                               7,902
      Bayerische Vereinsbank AG    22,900                                    447
      Bijou Brigitte Modische Accessoires
      AG    3,012                                                            349
      Celesio AG    10,500                                                   759
    o Commerzbank AG    10,100                                               184
    o Continental AG    32,300                                             1,759
      Deutsche Boerse AG    115,400                                        5,747


                                                         See financial notes. 59

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      DIS Deutscher Industrie Service
      AG    21,746                                                           704
   o* Efes Breweries Intl GDR Ebidq.L    17,051                              473
      Funkwerk AG    14,875                                                  640
      GFK AG    34,848                                                     1,141
      Grenskeleasing AG    8,947                                             337
      Hannover Rueckversicherung AG    96,000                              3,119
      Henkel KGaA    81,000                                                5,754
      Krones AG    8,288                                                     833
      Linde AG    30,400                                                   1,831
      Merck KGAA    6,100                                                    339
      MPC Muenchmeyer Petersen Capital
      AG    31,446                                                         2,200
      Muenchener Rueckversicherungs-
      Gesellschaft AG    15,454                                            1,507
    o Norddeutsche Affinerie AG    32,328                                    521
      ProSiebenSat.1 Media AG
      Preffered    80,875                                                  1,444
      Puma AG    2,780                                                       694
      Rational AG    1,744                                                   137
      SAP AG    20,900                                                     3,550
    o SBS Broadcasting SA    51,747                                        1,782
      Schering AG    3,200                                                   205
    o Software AG    46,015                                                1,340
    o Techem AG    26,062                                                    832
                                                                     -----------
                                                                          49,250
      GREECE  0.7%
      --------------------------------------------------------------------------
      Coca-Cola Hellenic Bottling Co.
      SA    47,600                                                         1,056
      EFG Eurobanck Ergasias    32,000                                       873
      Folli-Follie SA    20,800                                              635
    o Fourlis SA    49,210                                                   304
      Germanos SA    13,493                                                  358
      National Bank of Greece SA    31,780                                   885
    o OPAP SA    9,400                                                       191
                                                                     -----------
                                                                           4,302
      HONG KONG  2.3%
      --------------------------------------------------------------------------
      China Insurance International Holdings Co.
      Ltd.    946,900                                                        435
      China Mobile Ltd.    466,300                                         1,354
      China Travel Intl Inv Hk    2,880,000                                  758
      Citic Pacific Ltd.    225,800                                          577
    o CNOOC Ltd.    4,856,900                                              2,496
      Esprit Holdings Ltd.    171,500                                        917
      Giordano International Ltd.    1,436,000                               802
      Hang Lung Group Ltd.    7,800                                           13
      Hong Kong & China Gas Co.
      Ltd.    310,600                                                        599
    o Pacific Basin Shipping Ltd.    2,992,000                             1,384
      Sinopec Beijing Yanhua Petrochemical Co.
      Ltd.    5,948,000                                                    2,159
      Sung Hung Kai Properties    70,900                                     656
      Techtronic Industries Co., Ltd.    1,248,000                         2,485
                                                                     -----------
                                                                          14,635
      HUNGARY  0.3%
      --------------------------------------------------------------------------
      Borsodchem Rt.    56,391                                               560
      Otp Bank Rt.    46,600                                               1,175
                                                                     -----------
                                                                           1,735
      INDIA  0.8%
      --------------------------------------------------------------------------
      Bharat Forge    513                                                     --
      Bharat Forge Ltd.   21,525                                             414
    o Bharti Televentures Ltd.    247,100                                    857
      Biocon Ltd.    55,300                                                  627
      HDFC Bank Ltd.    64,800                                               592
      Housing Development Finance Corp.,
      Ltd.    57,700                                                         813
    o Infosys Technologies Ltd.    35,600                                  1,496
    o Mphasis BFL Ltd.    27,269                                             162
                                                                     -----------
                                                                           4,961
      INDONESIA  0.1%
      --------------------------------------------------------------------------
    o PT Bank Rakyat Indonesia    3,035,000                                  650

      IRELAND  1.7%
      --------------------------------------------------------------------------
      Anglo Irish Bank Corp. PLC    56,300                                 1,067
  (7) Bank of Ireland    532,000                                           7,275
    o Grafton Group PLC - UTS    67,900                                      609
    o Paddy Power PLC    61,503                                              813
    o United Drug PLC    184,509                                             732
                                                                     -----------
                                                                          10,496


60 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ISRAEL  0.1%
      --------------------------------------------------------------------------
   o* ECI Telecom Ltd.    59,149                                             408
   o* Orbotech Ltd.    25,000                                                423
                                                                     -----------
                                                                             831
      ITALY  3.3%
      --------------------------------------------------------------------------
      Amplifon SPA    7,836                                                  346
      Assicurazioni Generali    21,400                                       633
      Banca Intesabci SPA    345,500                                       1,411
      Banco Popolare di Verona e Novara
      Scrl    240,900                                                      4,259
      Credito Emiliano SPA    68,800                                         593
    o Enel SPA    259,400                                                  2,340
      Eni SPA    64,500                                                    1,460
      Hera SPA    215,600                                                    594
      Interpump Group SPA    62,570                                          322
      Marzotto SPA    47,938                                                 739
      Mediobanca SPA    3,900                                                 54
      Merloni Elettrodomestici SPA    29,700                                 451
      Pirelli & C. Real Estate SPA    14,700                                 641
      Saipem SPA    130,761                                                1,504
      San Paolo IMI SPA    135,000                                         1,707
      Unicredito Italiano SPA    724,000                                   3,877
                                                                     -----------
                                                                          20,931
      JAPAN  15.8%
      --------------------------------------------------------------------------
    o AEON Co. Ltd.    5,000                                                  80
      Aeon Credit Service Co. Ltd.    13,500                                 884
      Aeon Mall Co. Ltd    11,300                                            721
      Aica Kogyo Company Limited    98,000                                 1,168
      All Nippon Airways Co. Ltd.    55,000                                  171
    o Aoc Holdings Inc.    116,300                                         1,343
      Arbeit-Times Co., Ltd.    24,209                                       604
      Arealink Co. Ltd.    471                                             1,096
    o Arnest One Corp.    12,100                                             328
      Askul Corp.    8,400                                                   520
      Canon, Inc.    54,500                                                2,684
    o Chiyoda Corp.    90,000                                                680
      Credit Saison Co. Ltd.    63,400                                     2,024
    o Cyber Agent Ltd-W I    86                                              235
      Cybernet Systems Co. Ltd.    389                                     1,154
      Daiwa Securities Group, Inc.    176,000                              1,077
      Diamond City Co. Ltd.    34,600                                        960
      East Japan Railway Co.    229                                        1,201
      en-Japan, Inc.    353                                                  662
    o EPS Co. Ltd    45                                                      127
      Exedy Corp    63,500                                                 1,070
      Fast Retailing Co. Ltd.    19,700                                    1,250
      First Juken Co. Ltd.    3,200                                           61
    o First Juken Co. Ltd. W/I    16,567                                     371
    o Fuji Television Network, Inc.    232                                   522
      Global One Real Estate Investment Co.,
      Ltd.    41                                                             326
      Goldcrest Co. Ltd.    14,200                                           884
      Hino Motors Ltd.    178,300                                          1,185
      Hitachi Koki Company Ltd.    117,000                                   864
    o Hodogaya Chemical CO Ltd.    260,000                                 1,285
      Honda Motor Co. Ltd.    58,700                                       2,830
      Hoya Corp.    20,900                                                 2,141
    o J-Oil Mills, Inc.    293,000                                         1,101
    o Japan Airlines System Corp.    224,000                                 612
    o Kennedy-Wilson Japan    348                                          1,357
      Keyence Corp.    10,900                                              2,451
      Komatsu Ltd.    41,600                                                 278
      Meitec Corp.    102,000                                              3,833
      Misumi Corp.    18,600                                                 508
      Mitsubishi Tokyo Financial Group, Inc.    129                        1,093
      Mizuho Financial Group Inc.    312                                   1,202
      Musashino Bank Ltd.    3,500                                           131
      Nakanishi, Inc.    6,000                                               397
    o Neomax Co., Ltd.    21,000                                             329
    o Nihon Dempa Kogyo Co. Ltd.    14,000                                   296
      Nikko Cordial Corp.    425,600                                       1,900
      Nippon Broadcasting System, Inc.    3,750                              168
      Nishimatsuya Chain Co. Ltd.    48,700                                1,678
      Nitori Co. Ltd.    10,580                                              573
      Nitto Denko Corp.    29,600                                          1,402
      NIWS Co. Ltd.    855                                                 2,166
      Nomura Holdings, Inc.    79,300                                        971
      Okinawa Cellular Telephone Co.    493                                2,321
      Olympus Optical Co. Ltd.    246,700                                  4,774
      Orix Corp.    33,900                                                 3,968
      Pacific Metals CO Ltd    246,000                                     1,001
    o Park24 Co. Ltd W/I    15,100                                           257
      Park24 Co. Ltd.    15,100                                              256


                                                         See financial notes. 61

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Pasona, Inc.    190                                                    474
      Phoenix Electric Co. Ltd    47,200                                     738
      Point, Inc.    82,640                                                2,226
      Promise Co. Ltd.    26,300                                           1,669
    o Roland DG Corp.    16,800                                              831
    o Ryohin Keikaku Co. Ltd.    11,700                                      522
      Sankyo Co., Ltd. Gunma    900                                           36
      Sawai Pharmaceutical Co. Ltd.    10,500                                312
    o Sega Sammy Holdings Inc.    19,524                                     905
    o Seven-Eleven Japan Co. Ltd.    8,000                                   231
      Sharp Corp.    140,000                                               1,930
      Shinsei Bank Ltd.    182,000                                         1,183
      SMC  Corp.    23,100                                                 2,469
      Sumitomo Trust and Banking Co.
      Ltd.    445,200                                                      2,591
      Sundrug Co., Ltd.    2,000                                              54
      Sysmex Corp.    53,000                                               2,066
    o Take and Give Needs Co-W I    1,152                                  1,193
      Takeda Chemical Industries Ltd.    121,000                           5,834
      The Bank of Yokohama Ltd.    247,300                                 1,476
      The Fuji Fire & Marine Insurance Co.
      Ltd.    10,500                                                          33
      Toagosei Chemical Ltd.    177,000                                      485
      Tokyo Broadcasting System, Inc.    35,400                              566
      Tokyu Corp.    195,100                                                 882
      Toto Ltd.    100,000                                                   895
      Toyo Tire & Rubber Co., Ltd.    570,000                              1,702
      Trend Micro Inc.    23,500                                           1,124
      Urban Corporation    11,500                                            496
      USS Co. Ltd.    6,730                                                  543
    o Watabe Wedding Corp.    13,700                                         339
      Yamato Transport Co. Ltd.    21,400                                    288
      Yodogawa Steel Works Ltd.    162,000                                   731
                                                                     -----------
                                                                         100,355
      MALAYSIA  0.0%
      --------------------------------------------------------------------------
   ~o Airasia BHD    388,000                                                 128

      MEXICO  2.4%
      --------------------------------------------------------------------------
      America Mobil SA de CV    799,100                                    1,760
    o Consorcio ARA SA de CV    68,200                                       183
    o Corporacion Geo SA , Series B    1,563,281                           2,440
    * Grupo Aeroportuario del Sureste SA de
      CV    29,035                                                           665
 *(8) Grupo Televisa SA de CV    124,300                                   6,837
    o Urbi Desarrollos Urbanos SA de
      CV    192,300                                                          717
      Walmart de Mexico-Ser V    786,000                                   2,572
                                                                     -----------
                                                                          15,174
      NETHERLANDS  3.8%
      --------------------------------------------------------------------------
      Aalberts Industries NV    26,583                                       987
      AKZO Nobel N.V.    158,000                                           5,927
    o ASM Lithography Holding N.V.    119,600                              1,699
    o ASML Holding N.V.    17,000                                            242
  (9) Euronext N.V.    236,000                                             6,815
      Fortis N.V.    156,520                                               3,972
      Heineken Holding N.V.    154,000                                     4,312
                                                                     -----------
                                                                          23,954
      NORWAY  1.9%
      --------------------------------------------------------------------------
      Aktiv Kapital ASA    70,897                                          1,187
      Ekornes ASA    49,329                                                1,121
    o Fred Olsen Energy ASA    101,546                                     1,048
      Statoil ASA    146,200                                               2,110
      Stolt Offshores S.A    339,030                                       1,676
    o Tandberg Television ASA    328,544                                   2,375
      Telenor ASA    158,800                                               1,261
    o TGS Nopec Geophysical Co. ASA    58,256                              1,103
                                                                     -----------
                                                                          11,881
      PORTUGAL  0.2%
      --------------------------------------------------------------------------
    o Impresa Sociedade Gestora de
      Participacoes SA    107,978                                            626
    o SonaeCom SGPS SA    214,564                                            906
                                                                     -----------
                                                                           1,532
      RUSSIA  0.4%
      --------------------------------------------------------------------------
    * Lukoil Holding Co.    11,500                                         1,431
    * OAO Gazprom SP    8,105                                                303
   o* Sibneft - Sponsored    22,300                                          825
                                                                     -----------
                                                                           2,559
      SINGAPORE  2.0%
      --------------------------------------------------------------------------
    o Accord Customer Care Solutions
      Ltd.    3,695,000                                                    1,708


62 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Cosco Investments    3,871,520                                       2,441
      DBS Group Holdings Ltd.    138,200                                   1,295
      Jaya Holdings Ltd.    2,051,000                                      1,269
      Osim International Ltd.    455,600                                     257
    o Singapore Airlines Ltd.    74,800                                      481
      Singapore Telecommunications
      Ltd.    695,407                                                      1,011
      Sunningdale Precision Industries
      Ltd.    1,254,000                                                      629
      United Overseas Bank Ltd.    482,000                                 3,907
                                                                     -----------
                                                                          12,998
      SOUTH AFRICA  0.6%
      --------------------------------------------------------------------------
      Edgars Consolidated Stores Ltd.    23,900                              841
      Ellerine Holdings Ltd.    64,905                                       481
      Foschini Ltd.    241,681                                             1,213
      MTN Group Ltd.    155,100                                              850
      Network Healthcare Holdings
      Ltd.    682,500                                                        601
                                                                     -----------
                                                                           3,986
      SOUTH KOREA  2.0%
      --------------------------------------------------------------------------
      Hyundai Motor Co. Ltd.    41,700                                     2,023
    o Kookmin Bank    117,700                                              3,932
      Samsung Electronics Co. Ltd.
      Preferred    5,600                                                   2,198
      SK Telecom Co. Ltd.    26,900                                        4,217
                                                                     -----------
                                                                          12,370
      SPAIN  2.0%
      --------------------------------------------------------------------------
      Aldeasa SA    34,230                                                 1,132
      Altadis SA    38,960                                                 1,426
      Amadeus Global Travel Distribution SA
      Class A    49,500                                                      405
      Banco Bilbao Vizcaya Argentaria
      SA    97,155                                                         1,520
      Banco Santander Central Hispano
      SA    74,400                                                           828
      Cortefiel SA    126,270                                              1,646
      Grupo Ferrovial SA    20,200                                           892
      Inditex SA    33,200                                                   841
      Miquel y Costas & Miquel SA    2,223                                   141
      Prisa-Promotora de Informaciones
      SA    102,900                                                        1,939
      Telefonica SA    107,753                                             1,774
                                                                     -----------
                                                                          12,544
      SWEDEN  1.7%
      --------------------------------------------------------------------------
      Elekta Ab-B    60,269                                                1,601
 o(6) Ericsson Telefonab LM AB,
      Class B    2,031,400                                                 5,883
o*(6) Ericsson Telefonab LM SP    48,600                                   1,405
      Hennes & Mauritz AB, Class B    4,950                                  144
      Q-Med AB    32,146                                                     827
      Telelogic AB    307,080                                                652
                                                                     -----------
                                                                          10,512
      SWITZERLAND  8.7%
      --------------------------------------------------------------------------
    o Actelion Ltd.    5,800                                                 661
      Clariant AG    160,405                                               2,163
 o(5) Credit Suisse Croup    216,700                                       7,386
      Galenica Holding AG    1,595                                           264
      Geberit AG    730                                                      474
      Givaudan AG    7,150                                                 4,454
      Julius Baer Holding AG, Class B    3,315                               924
    o Leica Geosystems AG    4,704                                         1,129
      Lonza Group AG    117,000                                            5,697
  (1) Nestle SA    38,332                                                  9,037
      Novartis AG    133,000                                               6,321
    o Roche Holding AG Genusschein    15,200                               1,549
      Saia-Burgess Electronics AG    504                                     281
      Serono SA, Class B    4,199                                          2,602
      Swatch Group AG    23,200                                            3,099
    o Syngenta AG    37,700                                                3,584
    o Temenos Group AG    56,142                                             397
      United Bank of Switzerland AG    72,050                              5,175
                                                                     -----------
                                                                          55,197
      TAIWAN  0.6%
      --------------------------------------------------------------------------
    * Chunghwa Telecom Co. Ltd.    65,900                                  1,242
    o Eva Airways Corp.    1,237,669                                         491
      Hon Hai Precision Industry Co.
      Ltd.    549,550                                                      2,024
                                                                     -----------
                                                                           3,757
      THAILAND  0.0%
      --------------------------------------------------------------------------
      Advanced Info Service Public Co.
      Ltd.    69,000                                                         157


                                                         See financial notes. 63

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TURKEY  0.5%
      --------------------------------------------------------------------------
    o Boyner Buyuk Magazacilik    407,063,360                                508
   o* Dogan Yayin Holding A/S    191,530,047                                 682
      Eregli Demir Ve Celik
      Fabrikalari    20,076,534                                               80
      Migros Turkey TAS    141,847,389                                       871
    o Otokar Otobus Karoseri Sanayi
      A/S    173,219,008                                                     763
                                                                     -----------
                                                                           2,904
      UNITED KINGDOM 17.9%
      --------------------------------------------------------------------------
      Abbot Group PLC    130,640                                             510
    o Acambis PLC    68,020                                                  328
      Aegis Group PLC    1,900,000                                         3,551
      Allied Domecq PLC    72,316                                            642
    o Ashtead Group PLC    1,706,580                                       2,119
      Associated British Ports Holdings
      PLC    596,000                                                       5,045
    o AstraZeneca PLC    3,900                                               160
      BG Group PLC    430,800                                              2,802
      BP PLC    347,600                                                    3,360
      British Sky Broadcasting Group
      PLC    602,801                                                       5,616
      Cadbury Schweppes PLC    692,000                                     5,738
    o Cairn Energy PLC    35,000                                             944
      Capital Group PLC    230,400                                         1,485
      Carnival PLC    62,709                                               3,311
      Cattles PLC    94,900                                                  619
    o Cobham PLC    27,600                                                   699
      Compass Group PLC    383,200                                         1,580
    o CSR PLC    221,151                                                   1,358
  (4) Diageo PLC    588,000                                                7,849
      Domino Printing Sciences PLC    30,217                                 136
    o Enodis PLC    1,515,000                                              2,408
  (2) GlaxoSmithKline PLC    388,000                                       8,154
      HSBC Holdings PLC -- (UK)    176,500                                 2,844
      Imperial Chemical Industries
      PLC    203,640                                                         782
      Intertek Group    45,000                                               567
      ITV PLC    1,587,202                                                 3,112
      Johnston Press PLC F P    69,800                                       704
      Kesa Electricals PLC    147,360                                        734
      Kingfisher PLC    611,963                                            3,389
    o Lloyds TSB Group PLC    523,000                                      4,130
      Man Group PLC    34,900                                                836
      McCarthy & Stone PLC    40,300                                         428
      Michael Page Group PLC    1,188,800                                  3,747
      Morrison Wm. Supermarkets    185,416                                   770
      Next PLC    39,300                                                   1,203
    o Orascom Telecommunications    42,700                                   730
      Pearson PLC    81,600                                                  894
      Reckitt Benkiser PLC    82,297                                       2,253
      Reed Elsevier PLC    575,000                                         5,126
      RTL Group SA    9,660                                                  640
      S I G PLC    35,527                                                    324
      Savills PLC    22,457                                                  168
      Signet Group PLC    2,700,000                                        5,256
      Smith & Nephew PLC    158,700                                        1,345
      Standard Chartered PLC    158,900                                    2,834
    * Stolt Comex Seaway ADR    184,547                                      939
 (10) Tesco PLC    1,261,100                                               6,632
    o Ultra Electronics Holdings PLC    73,431                               833
    o Vodafone Group PLC    1,357,000                                      3,469
      Whatman PLC    150,160                                                 550
                                                                     -----------
                                                                         113,653

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      SHORT-TERM INVESTMENTS 0.2% of net assets

      U.S. GOVERNMENT SECURITIES 0.2%
      --------------------------------------------------------------------------
    = U.S. Treasury Bills
          1.63%, 12/16/04                                  1,500           1,497

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS 3.6% of net assets

      OTHER INVESTMENT COMPANIES 3.6%
      --------------------------------------------------------------------------
    = Provident Institutional Funds --
      TempFund    22,684,772                                              22,685

END OF INVESTMENTS.


64 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS


                                       NUMBER OF       CONTRACT        UNREALIZED
                                       CONTRACTS        VALUE         GAIN/(LOSSES)

S&P 500 Index
expires 12/16/04                              24          6,782                119

FOREIGN CURRENCY CONTRACTS

                                                AMOUNT OF                       AMOUNT OF
                           CURRENCY TO         CURRENCY TO     CURRENCY TO     CURRENCY TO       UNREALIZED
      EXPIRATION DATE      BE RECEIVED         BE RECEIVED     BE DELIVERED    BE DELIVERED    GAINS/(LOSSES)
      11/01/04          Australian Dollars              72    U.S. Dollars               54              -- *
      11/01/04          Canadian Dollars               105    U.S. Dollars               86              -- *
      11/01/04          Danish Krones                3,210    U.S. Dollars              551             (1)
      11/01/04          European Euro                  135    U.S. Dollars              172             (1)
      11/01/04          Hong Kong Dollars            1,074    U.S. Dollars              138              -- *
      11/01/04          Japanese Yen                 9,455    U.S. Dollars               89              -- *
      11/01/04          Norwegian Krona              5,958    U.S. Dollars              927               5
      11/01/04          Swedish Krona                  756    U.S. Dollars              107              -- *
      11/01/04          Swiss Francs                    39    U.S. Dollars               33              -- *
      11/01/04          U.S. Dollars                   180    British Pounds             98              -- *
      11/01/04          U.S. Dollars                    24    Danish Krone              140              -- *
      11/01/04          U.S. Dollars                   379    European Euro             298              -- *
      11/01/04          U.S. Dollars                    88    Swiss Francs              106             (1)
      11/02/04          Canadian Dollars                49    U.S. Dollars               40              -- *
      11/02/04          European Euro                  121    U.S. Dollars              154             (1)
    ~ 11/02/04          South African Rand             739    U.S. Dollars              120               2
      11/02/04          Swedish Krona                  717    U.S. Dollars              101              -- *
      11/02/04          Swiss Francs                    36    U.S. Dollars               30              -- *
      11/02/04          U.S. Dollars                    16    Danish Krone               95              -- *
      11/02/04          U.S. Dollars                    58    European Euro              46              -- *
      11/02/04          U.S. Dollars                   387    Japanese Yen           41,007              -- *
      11/02/04          U.S. Dollars                    12    Swiss Francs               14              -- *
      11/03/04          European Euro                   18    U.S. Dollars               23              -- *
    ~ 11/03/04          South African Rand           1,213    U.S. Dollars              197               3
      11/03/04          Swiss Francs                    48    U.S. Dollars               40              -- *
      11/03/04          U.S. Dollars                    48    Danish Krone              278              -- *
      11/03/04          U.S. Dollars                    23    European Euro              18              -- *
      11/03/04          U.S. Dollars                    11    Swiss Francs               13              -- *
      11/04/04          Japanese Yen                27,668    U.S. Dollars              261             (1)


                                                         See financial notes. 65

LAUDUS INTERNATIONAL MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

FOREIGN CURRENCY CONTRACTS (CONTINUED)

                                                AMOUNT OF                       AMOUNT OF
                           CURRENCY TO         CURRENCY TO     CURRENCY TO     CURRENCY TO       UNREALIZED
      EXPIRATION DATE      BE RECEIVED         BE RECEIVED     BE DELIVERED    BE DELIVERED    GAINS/(LOSSES)
    ~ 11/04/04          South African Rand           1,140     U.S. Dollars             186               1
      11/04/04          U.S. Dollars                    16     Japanese Yen           1,654              -- *
    ~ 11/05/04          South African Rand             311     U.S. Dollars              51               1
                                                                                               ------------
                                                                                                          7

FORWARD FOREIGN CURRENCY CONTRACTS

                                                AMOUNT OF                        AMOUNT OF
                           CURRENCY TO         CURRENCY TO      CURRENCY TO     CURRENCY TO       UNREALIZED
      EXPIRATION DATE      BE RECEIVED         BE RECEIVED      BE DELIVERED    BE DELIVERED    GAINS/(LOSSES)
      07/13/05          U.S. Dollars                10,424    British Pounds          5,800            (32)
      07/14/05          U.S. Dollars                10,483    British Pounds          5,800              27
                                                                                               ------------
                                                                                                        (5)

* Amounts stated as "--" are less than $1.


66 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $632,276 a
Foreign currency                                                          1,872 b
Receivables:
  Fund shares sold                                                        1,016
  Dividends                                                                 728
  Due from brokers for futures                                               16
  Foreign tax reclaims                                                      306
  Investments sold                                                        4,093
Unrealized appreciation on foreign currency contracts                        12
Unrealized appreciation on forward foreign currency contracts                27
Prepaid expenses                                                    +       105
                                                                    ------------
TOTAL ASSETS                                                            640,451

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      540
  Investments bought                                                      6,363
  Investment adviser and administrator fees                                  28
  Transfer agency and shareholder service fees                               11
  Withholding taxes                                                          11
Unrealized depreciation on foreign currency contracts                         5
Unrealized depreciation on forward foreign contracts                         32
Accrued expenses                                                    +       174
                                                                    ------------
TOTAL LIABILITIES                                                         7,164

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            640,451
TOTAL LIABILITIES                                                   -     7,164
                                                                    ------------
NET ASSETS                                                             $633,287

NET ASSETS BY SOURCE
Capital received from investors                                         633,397
Distributions in excess of net investment income                           (221)
Net realized capital losses                                             (86,354) c
Net unrealized capital gains                                             86,465 c

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                       SHARES
SHARE CLASS              NET ASSETS       /       OUTSTANDING      =       NAV
Investor Shares            $551,940                    40,635            $13.58
Select Shares               $81,347                     5,979            $13.61

  Unless stated, all numbers x 1,000.

a The fund paid $545,991 for these securities.

  Includes certain restricted but deemed liquid 144A securities worth $555 or 0.1% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases           $577,938
     Sales/maturities    $303,634

b The fund paid $1,847 for these currencies.

c These derive from investments, foreign currency transactions and futures.

FEDERAL TAX DATA
--------------------------------------------------------
PORTFOLIO COST                                 $551,348

NET UNREALIZED GAINS AND LOSSES:
Gains                                           $89,549
Losses                                      +    (8,621)
                                            ------------
                                                $80,928

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                  $1,221
Long-term capital gains                             $--

CAPITAL LOSSES UTILIZED                         $15,097

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                           Loss amount:
   2009                                         $25,229
   2010                                          53,351
   2011                                     +     3,747
                                            ------------
                                                $82,327
RECLASSIFICATIONS:
Net investment income
  not yet distributed                             ($496)

RECLASSIFIED AS:
Net realized capital gains                         $506
Capital received from
  investors                                        ($10)


                                                         See financial notes. 67

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $8,586 a
Interest                                                             +       10
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   8,596

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        13,734
Net realized losses on foreign currency transactions                     (1,163)
Net realized gains on futures contracts                              +      382
                                                                     -----------
NET REALIZED GAINS                                                       12,953

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      39,633
Net unrealized gains on foreign currency transactions                        16
Net unrealized losses on futures contracts                           +      (24)
                                                                     -----------
NET UNREALIZED GAINS                                                     39,625

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 6,665 b
Transfer agent and shareholder service fees:
  Investor Shares                                                         1,123 c
  Select Shares                                                              54 c
Trustees' fees                                                                7 d
Custodian and portfolio accounting fees                                     896
Professional fees                                                            51
Registration fees                                                            77
Shareholder reports                                                         110
Other expenses                                                       +       15
                                                                     -----------
Total expenses                                                            8,998
Expense reduction                                                    -    1,191 e
                                                                     -----------
NET EXPENSES                                                              7,807

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   8,596
NET EXPENSES                                                         -    7,807
                                                                     -----------
NET INVESTMENT INCOME                                                       789
NET REALIZED GAINS                                                       12,953 f
NET UNREALIZED GAINS                                                 +   39,625 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $53,367

  Unless stated, all numbers x 1,000.

a Net of $1,049 foreign withholding tax.

b Calculated as 1.40% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $1,155 from the investment adviser (CSIM) and $36 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005 for Investor Shares and February 28, 2006 for Select Shares, as follows:

                                  % OF AVERAGE
  SHARE CLASS                 DAILY NET ASSETS
  --------------------------------------------
  Investor Shares                         1.65
  Select Shares                           1.47

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $52,578


68 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/03-10/31/04    11/1/02-10/31/03
Net investment income                                  $789                $740
Net realized gains or losses                         12,953              (6,081)
Net unrealized gains                       +         39,625              80,329
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      53,367              74,988

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       1,007                  14
Select Shares                             +              --                  --
                                          --------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $1,007                 $14 a, b

TRANSACTIONS IN FUND SHARES c
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04            11/1/02-10/31/03
                                SHARES        VALUE         SHARES        VALUE
SHARES SOLD
Investor Shares                 22,257     $290,173          6,539      $66,048
Select Shares                +   6,216       82,103             --           --
                             ---------------------------------------------------
TOTAL SHARES SOLD               28,473     $372,276          6,539      $66,048

SHARES REINVESTED
Investor Shares                     77         $938              2          $13
Select Shares                +      --           --             --           --
                             ---------------------------------------------------
TOTAL SHARES REINVESTED             77         $938              2          $13

SHARES REDEEMED
Investor Shares                 (6,975)    ($91,166)        (4,801)    ($44,770)
Select Shares                +    (237)      (3,110)            --           --
                             ---------------------------------------------------
TOTAL SHARES REDEEMED           (7,212)    ($94,276)        (4,801)    ($44,770) d
NET TRANSACTIONS IN
FUND SHARES                     21,338     $278,938          1,740      $21,291

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                SHARES   NET ASSETS         SHARES   NET ASSETS
Beginning of period             25,276     $301,989         23,536     $205,724
Total increase               +  21,338      331,298          1,740       96,265 e
                             ---------------------------------------------------
END OF PERIOD                   46,614     $633,287         25,276     $301,989 f

  Unless stated, all numbers x 1,000.

a UNAUDITED
  The fund designates $1,007 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                $1,007
  Long-term capital gains           $--

  PRIOR YEAR
  Ordinary income                   $14
  Long-term capital gains           $--

c The fund started offering Select Shares on April 2, 2004.

d The fund charges 1.50% of early withdrawal fees on shares redeemed 180 days or less after the purchases:

  CURRENT PERIOD
  Investor Shares                  $129
  Select Shares                 +    24
                                --------
  TOTAL                            $153
  PRIOR PERIOD
  Investor Shares                   $52
  Select Shares                 +    --
                                --------
  TOTAL                             $52

  Dollar amounts are net of the redemption fees.

e Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

f Includes distributions in excess of net investment income in the amount of $221 and distributable net investment income of $493 at the end of the current period and prior period, respectively.


                                                         See financial notes. 69

LAUDUS MARKETMASTERS FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their multi-manager strategy began on June 3, 2002. Also, effective November 1, 2004 the Schwab MarketMasters Funds were renamed the Laudus MarketMasters Funds.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Institutional Select Large-Cap Value Index Fund
   Schwab Institutional Select Small-Cap Value Index Fund

LAUDUS MARKETMASTERS FUNDS OFFER TWO SHARE CLASSES: Investor Shares and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

LAUDUS MARKETMASTERS FUNDS

Because futures carry inherent risks, the funds must give the broker a deposit of cash and/or securities (the "initial margin") whenever they enter into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Futures are traded publicly on exchanges, and their market value changes daily. The funds record the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ALSO SELL SECURITIES SHORT (SELLING SECURITIES THEY DO NOT OWN). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE LAUDUS BALANCED MARKETMASTERS FUND AND LAUDUS INTERNATIONAL MARKETMASTERS FUND INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Similar to futures, forwards are agreements directly between two parties, however forwards are not publicly traded.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In these transactions, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

The Credit Swap or "Credit Default Swap" is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity.

LAUDUS MARKETMASTERS FUNDS

The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

THE FUNDS ARE AUTHORIZED TO WRITE AND PURCHASE PUT AND CALL OPTIONS. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

THE FUNDS MAY ENTER INTO "TBA" (TO BE ANNOUNCED) PURCHASE COMMITMENTS TO PURCHASE SECURITIES FOR A FIXED PRICE AT A FUTURE DATE, TYPICALLY NOT EXCEEDING 45 DAYS. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in a fund's other assets.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations. The adviser is responsible for compensating each fund's investment managers.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                  AMOUNT                              WEIGHTED
                                OUTSTANDING          AVERAGE          AVERAGE
                                AT 10/31/04         BORROWING*        INTEREST
FUND                            ($ x 1,000)        ($ x 1,000)        RATE* (%)
--------------------------------------------------------------------------------
Laudus U.S.
MarketMasters Fund                  632                345              1.77
--------------------------------------------------------------------------------
Laudus Small-Cap
MarketMasters Fund                   --                249              1.92
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

LAUDUS MARKETMASTERS FUNDS

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales, foreign currency transactions and paydown gains and losses.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, THE OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the funds' Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- Also, the foreign securities held by International MarketMasters Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

LAUDUS MARKETMASTERS FUNDS

- SWAP AGREEMENTS: each open contract is valued at fair value using guidelines adopted by the funds' Board of Trustees, using a formula that varies with the specific terms of the agreement.

- OPTIONS: open contracts are valued at their last quoted sale price or in the case of swaptions (options on swaps) at fair value, that varies with the specific terms of the underlying swap agreement.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

IF A FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued or dividends paid on securities sold short are recorded as an expense on the fund's records.

OPTIONS purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. Each fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

SWAP premiums paid are recorded as assets and premiums received are recorded as liabilities. Each fund begins recording income on swaps based on the effective date and terms of the swap agreement. Interest is paid to or received from the counterparty periodically. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement. Credit Default swaps record gains or losses when a credit event occurs involving the underlying entity.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

LAUDUS MARKETMASTERS FUNDS

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Laudus U.S. MarketMasters Fund
Laudus Balanced MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus U.S. MarketMasters Fund, Laudus Balanced MarketMasters Fund, Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 16, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the Funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 51 as of 10/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1.800.435.4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                           TRUST POSITION(S);
NAME AND BIRTHDATE         TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2        Chair, Trustee:                Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                    Family of Funds, 1989;         Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                           Investments, 1991;             Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                           Capital Trust, 1993;           Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                           Annuity Portfolios, 1994.      Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                          N.A., U.S. Trust Corp., United States Trust Co. of New York, Siebel
                                                          Systems (software), Xsign, Inc. (electronic payment systems),
                                                          TrustMark, Inc., All Kinds of Minds (education); Trustee, Stanford
                                                          University. Until 5/04: Director, The Gap, Inc. (clothing retailer). Until
                                                          5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                          Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                          Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director,
                                                          The Charles Schwab Trust Co.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE         TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER            President, CEO                 EVP, President, Charles Schwab Investment Management, Inc;
5/4/55                     (all trusts).                  Until 7/04: SVP for Development and Distribution, Asset Management
                                                          Products and Services Enterprise; Until 6/03: EVP, CFO, Administrative
                                                          Officer, U.S. Trust Corp.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD            SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                     Officer (all trusts).          Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                          Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS             SVP, Chief Investment          Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                    Officer (all trusts).          Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                          Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                          Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFF MORTIMER              SVP, Chief Investment          Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                    Officer (all trusts).          Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                          Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                          Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE           Chief Compliance               Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                   Officer (all trusts).          Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                          VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                          Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                          Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary (all trusts).        SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                   Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                          U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA 1           Treasurer, Principal           Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                     Financial Officer              Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                           (all trusts).                  Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                          Until 9/99: Managing Director at the New York Stock Exchange.

1 Elected to his position on the SchwabFunds Board on November 16, 2004.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE         TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                   First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                          (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                          (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                          Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                          2001: Special Advisor to the President, Stanford University. Until 2002:
                                                          Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                          Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;         CEO, Dorward & Associates (corporate management, marketing and
9/23/31                    Investments, 1991;             communications consulting). Until 1999: EVP, Managing Director,
                           Capital Trust, 1993;           Grey Advertising.
                           Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).             Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                                  (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                          Properties (commercial real estate), Stratex Corp. (network equipment);
                                                          Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                          Member, executive committee, Pacific Stock & Options Exchange.
                                                          Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                          Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                    Investments, 1991;             services and investment advice).
                           Capital Trust, 1993;
                           Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                   Trustee, Rorento N.V. (investments--Netherlands), Cooper Industries
                                                          (electrical products, tools and hardware); Member, audit committee,
                                                          Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                          Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                    Investments, 1991;             Chair, CEO, North American Trust (real estate investment trust).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                    Investments, 1991;             and investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call
1.800.435.4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com/
marketmasters

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1.800.435.4000, day or night (for TDD service, call 1.800.345.2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1.800.272.4922.

MAIL
Write to Laudus
MarketMasters Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/marketmasters, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE LAUDUS FUNDS(TM)

LAUDUS MARKETMASTERS FUNDS(TM)
Laudus U.S. MarketMasters Fund(TM)
Laudus Balanced MarketMasters Fund(TM)
Laudus Small-Cap MarketMasters Fund(TM)
Laudus International MarketMasters Fund(TM)

LAUDUS ROSENBERG U.S. EQUITY FUNDS
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

LAUDUS ROSENBERG EQUITY FUNDS
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Rosenberg European Fund

LAUDUS ROSENBERG LONG/SHORT FUNDS
Laudus Rosenberg U.S. Large/Mid Capitalization
   Long/Short Equity Fund
Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by Laudus Distributor, Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

                                                             [LAUDUS FUNDS LOGO]

                                                         COMMAND PERFORMANCE(TM)

FOR MORE INFORMATION ABOUT THE FUNDS:

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Laudus MarketMasters Funds(TM)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. Printed on
recycled paper.      REG13812-07

SCHWAB MARKETTRACK PORTFOLIOS(R)

      ANNUAL REPORT
      October 31, 2004

      Schwab MarketTrack
      All Equity Portfolio(TM)

      Schwab MarketTrack
      Growth Portfolio(TM)

      Schwab MarketTrack
      Balanced Portfolio(TM)

      Schwab MarketTrack
      Conservative Portfolio(TM)


                                                           [CHARLES SCHWAB LOGO]

Four portfolios that combine the power of indexing with the benefits of asset allocation.

   IN THIS REPORT

      Management's Discussion ...............................................  2
         The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

         Performance at a Glance .....................  5

      Schwab MarketTrack All Equity Portfolio(TM)
         Ticker Symbol: SWEGX

         The portfolio seeks high capital growth through an all-stock portfolio.

         Performance and Fund Facts ..................  6
         Financial Statements .......................  15

      Schwab MarketTrack Growth Portfolio(TM)
         Ticker Symbol: SWHGX

         The portfolio seeks high capital growth with less volatility than an all-stock portfolio.

         Performance and Fund Facts ..................  8
         Financial Statements .......................  20

      Schwab MarketTrack Balanced Portfolio(TM)
         Ticker Symbol: SWBGX

         The portfolio seeks both capital growth and income.

         Performance and Fund Facts .................  10
         Financial Statements .......................  32

      Schwab MarketTrack Conservative Portfolio(TM)
         Ticker Symbol: SWCGX

         The portfolio seeks income and more growth potential than an all-bond portfolio.

         Performance and Fund Facts .................  12
         Financial Statements .......................  44

      Fund Expenses ........................................................  14

      Financial Notes ......................................................  56

      Fund Trustees ........................................................  61

      Glossary .............................................................  64

      Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder:

As we get ready for 2005, I want to remind you that you might want to add one more item to your list of New Year's resolutions--to review and, if necessary, rebalance your investment portfolio. After all, staying on track is as important in investing as it is in any other part of life. No matter whether it's a good or bad investment climate, you need to make sure that you own a diversified mix of investments and that your asset allocation matches your individual goals, time frame and tolerance for risk.

One efficient way to be diversified is by owning a broad-based mutual fund. Equity mutual funds also can help you to diversify the stock side of your portfolio. While our experienced portfolio managers adhere to each fund's objective, it still is important to review your portfolio to make sure the holdings in your funds don't overlap and you're not overconcentrated in one asset class.

On a final note, I'm very happy to announce that Evelyn Dilsaver has been named CEO and President of SchwabFunds(R). Although new to the position, Evelyn is no stranger to SchwabFunds, having been an officer in several other capacities at Schwab. Her broad experience in product creation, coupled with a comprehensive understanding of your financial needs and her commitment to you, make her the ideal candidate for her new role.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the year ended October 31, 2004

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder:

I am very excited about my new role as President and CEO of SchwabFunds(R). I believe that my experience at Schwab has prepared me well for this role, as each position has been focused on meeting the needs of our clients. I promise that I will continue on this path and that my goal is to offer you even better service and more relevant choices.

One of the relevant choices is SchwabFunds' MarketTrack Portfolios. Each of the four portfolios' exposure to a broad spectrum of U.S. and international securities may make it an appropriate choice for long-term investors seeking diversification across a variety of asset classes in a single fund. Each portfolio has been designed to help shareholders implement an asset-allocation plan. So whether you want an all-equity fund or one that includes exposure to the fixed-income sector, you can gain diversification that might otherwise be impossible because of the costs associated with investing in so many individual securities.

I also want to let you know that we plan to continue to provide and expand information on SchwabFunds on schwab.com. Providing this information is one of the many ways we help individual investors choose investments that are appropriate for their financial goals and time horizons.

I look forward to serving you in my new role. I also want to remind you that your trust is very important to us, and I will do all I can to earn and maintain that trust. Thank you for investing in SchwabFunds.

Sincerely,

/s/ Evelyn Dilsaver


2 Schwab MarketTrack Portfolios

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the portfolios. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the equity portions of the portfolios. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC NEWS THAT WAS REPORTED TOWARD THE END OF 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to pick up some steam.
In fact, aside from a "soft patch" in early summer, the economy was clicking on all cylinders.

With the economic recovery more broad-based, investors, who only a year ago feared deflation, started to worry about inflation. Their inflationary concerns were based on surging oil prices, which had hit an all-time high amid fears of supply interruptions. And while commodity prices moderated somewhat later in the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise. Nonetheless, the Federal Reserve (the Fed) continued to hold the Fed funds rate near a 45-year low until June 2004.

While third-quarter GDP moved in the right direction, up to an annualized 3.7% from 3.3% in second quarter, higher commodity prices had effectively eroded many consumers' purchasing power. Geopolitical events also had wreaked havoc on oil markets and, after a brief decline in the price of oil following OPEC's decision to boost production, a confluence of supply concerns and robust global demand pushed crude to new highs. In addition to these issues, daily headlines about terrorism and the fierce run for the White House all added up to an uncomfortable sense of uncertainty, keeping many investors on the sidelines.

Despite all these concerns, which escalated toward the end of the report period, the strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities.


                                                 Schwab MarketTrack Portfolios 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF KIMON DAIFOTIS]

KIMON DAIFOTIS, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, is responsible for the overall management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 18 years in research and asset management.

More specifically, the S&P 500(R) Index was up 9.42% for the 12-month report period, while the Russell 2000(R) Index was up 11.73%. In terms of style, value edged out growth early in the period and gained momentum, significantly outperforming growth at the end of the period.

The MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within the portfolios. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

During this period, bonds did well, up 5.53%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. But it was more the strength in the equity markets that helped to boost returns in the MarketTrack portfolios.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.42%  S&P 500(R) INDEX: measures U.S. large-cap stocks

11.73%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.84% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 5.53%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 1.03% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE CHART]

                                                       LEHMAN
                           RUSSELL                    BROTHERS       THREE-MONTH
              S&P 500(R)   2000(R)   MSCI-EAFE(R)  U.S. AGGREGATE   U.S. TREASURY
                INDEX       INDEX       INDEX        BOND INDEX          BILLS
31-Oct-03        0.00        0.00        0.00            0.00          0.00
07-Nov-03        0.29        2.82        0.78           -0.63          0.02
14-Nov-03        0.08        0.94        1.80            0.61          0.04
21-Nov-03       -1.33       -0.38        0.15            0.86          0.06
28-Nov-03        0.88        3.55        2.22            0.24          0.08
05-Dec-03        1.24        2.14        4.70            0.95          0.09
12-Dec-03        2.48        3.80        5.04            0.97          0.11
19-Dec-03        3.90        3.68        6.46            1.50          0.13
26-Dec-03        4.59        5.21        7.84            1.53          0.15
02-Jan-04        5.85        6.40       10.98            0.81          0.13
09-Jan-04        7.16        9.14       13.86            2.16          0.15
16-Jan-04        8.89       12.04       12.31            2.46          0.17
23-Jan-04        9.07       13.13       15.10            2.33          0.19
30-Jan-04        8.12       10.24       11.77            2.07          0.20
06-Feb-04        9.26       10.89       13.33            2.35          0.22
13-Feb-04        9.63       11.12       15.41            2.80          0.24
20-Feb-04        9.49       10.13       15.13            2.64          0.25
27-Feb-04        9.62       11.23       14.35            3.18          0.27
05-Mar-04       10.80       13.90       16.17            3.85          0.28
12-Mar-04        7.38       10.77       11.07            4.12          0.30
19-Mar-04        6.36        8.49       13.10            4.07          0.32
26-Mar-04        6.20        8.91       12.52            3.88          0.34
02-Apr-04        9.47       14.78       16.39            2.72          0.36
09-Apr-04        9.27       13.73       16.44            2.62          0.37
16-Apr-04        8.83       10.99       15.04            2.03          0.39
23-Apr-04        9.42       12.39       14.61            1.51          0.41
30-Apr-04        6.27        6.54       12.39            1.25          0.43
07-May-04        5.47        4.43       10.88           -0.19          0.45
14-May-04        5.27        3.54        6.99            0.03          0.47
21-May-04        5.09        3.93        9.59            0.21          0.49
28-May-04        7.73        8.24       12.63            0.84          0.51
04-Jun-04        7.95        8.15       12.87            0.36          0.51
11-Jun-04        9.32        8.43       13.42            0.32          0.52
18-Jun-04        9.21        8.73       14.66            0.78          0.55
25-Jun-04        9.18       12.01       15.45            1.18          0.56
02-Jul-04        8.35       11.13       15.27            2.16          0.59
09-Jul-04        7.18        7.52       15.10            2.22          0.62
16-Jul-04        6.10        5.96       14.50            2.69          0.64
23-Jul-04        4.64        2.87       10.84            2.41          0.66
30-Jul-04        6.19        5.20       11.50            2.42          0.68
06-Aug-04        2.58       -0.81       10.63            3.63          0.70
13-Aug-04        2.74       -1.21        9.57            3.72          0.73
20-Aug-04        6.01        4.63       11.08            3.79          0.75
27-Aug-04        6.95        5.36       12.29            3.89          0.78
03-Sep-04        7.56        6.26       12.42            3.70          0.80
10-Sep-04        8.58        8.88       14.40            4.31          0.81
17-Sep-04        9.07        9.54       14.32            4.59          0.84
24-Sep-04        7.31        8.18       13.88            4.93          0.88
01-Oct-04        9.41       11.89       16.43            4.38          0.91
08-Oct-04        8.56       10.13       17.91            4.79          0.95
15-Oct-04        7.23        8.95       16.46            5.20          0.97
22-Oct-04        6.03        8.64       17.65            5.54          1.00
29-Oct-04        9.42       11.73       18.84            5.53          1.03
31-Oct-04        9.42       11.73       18.84            5.53          1.03

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


4 Schwab MarketTrack Portfolios

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM) .......   11.75%
Benchmark ......................   11.18%

Performance Details ............   page 6

SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM) ...........    9.94%
Benchmark ......................    9.84%

Performance Details ............   page 8

SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM) .........    8.61%

Benchmark ......................    8.27%

Performance Details ............  page 10

SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM) .....    7.38%
Benchmark ......................    7.09%

Performance Details ............  page 12

THE SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO did well over the report period due to its 100% allocation to equities, which performed better than fixed-income securities. Performance for the period was up 11.75%, slightly outperforming its benchmark. The fund's 30% allocation to international stocks, along with its 25% allocation to small-cap stocks, which led the market for much of the report period, were key to the portfolio's strong performance.

THE SCHWAB MARKETTRACK GROWTH PORTFOLIO also did well. It was up 9.94%, slightly outperforming its benchmark for the report period. The portfolio's performance was helped by its exposure to international and small-cap stocks. Its allocation to fixed income--an asset class that tends to be less volatile--also added positive returns, although not as strong as equities during the period.

THE SCHWAB MARKETTRACK BALANCED PORTFOLIO returned 8.61% during the period, outperforming its benchmark. The portfolio is weighted toward equities but also includes fixed-income investments to add income and reduce volatility. While equities were the stronger performers during the period, the 40% fixed-income allocation (35% bonds/5% cash) also contributed positive returns, while seeking to reduce overall risk.

THE SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO did well during the period as it was up 7.38%, outperforming its benchmark. Equities performed well and contributed positively to the portfolio's return. While equities were the stronger performers, the 60% fixed-income allocation (55% bonds/5% cash) also contributed positive returns, while seeking to reduce overall risk.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the portfolios' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab MarketTrack Portfolios 5

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                    Benchmark:   Fund Category:
                                    ALL EQUITY    MORNINGSTAR
                                    COMPOSITE      LARGE-CAP
                       PORTFOLIO      INDEX          BLEND
1 YEAR                  11.75%       11.18%          7.89%
5 YEARS                 -0.36%        1.72%         -1.72%
SINCE INCEPTION          1.95% 3      3.25% 4       -2.62% 3

3 SINCE INCEPTION: 5/19/98

4 SINCE: 6/1/98

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and an additional index.

$11,331  PORTFOLIO
$12,278  ALL EQUITY COMPOSITE INDEX
$11,105  S&P 500(R) INDEX

[LINE GRAPH]

                          ALL EQUITY
                           COMPOSITE     S&P 500(R)
              PORTFOLIO      INDEX         INDEX
19-May-98      $10,000                   $10,000
31-May-98      $ 9,850      $10,000      $ 9,751
30-Jun-98      $10,050      $10,110      $10,147
31-Jul-98      $ 9,810      $ 9,892      $10,039
31-Aug-98      $ 8,330      $ 8,339      $ 8,590
30-Sep-98      $ 8,610      $ 8,575      $ 9,140
31-Oct-98      $ 9,280      $ 9,138      $ 9,883
30-Nov-98      $ 9,800      $ 9,649      $10,482
31-Dec-98      $10,303      $10,161      $11,086
31-Jan-99      $10,483      $10,330      $11,549
28-Feb-99      $10,041      $ 9,909      $11,190
31-Mar-99      $10,383      $10,220      $11,638
30-Apr-99      $10,896      $10,759      $12,088
31-May-99      $10,664      $10,607      $11,803
30-Jun-99      $11,197      $11,178      $12,458
31-Jul-99      $11,137      $11,109      $12,069
31-Aug-99      $11,056      $10,989      $12,009
30-Sep-99      $11,006      $10,870      $11,680
31-Oct-99      $11,539      $11,275      $12,419
30-Nov-99      $11,971      $11,824      $12,672
31-Dec-99      $12,885      $12,882      $13,418
31-Jan-00      $12,162      $12,357      $12,744
29-Feb-00      $12,498      $12,945      $12,503
31-Mar-00      $13,159      $13,488      $13,726
30-Apr-00      $12,610      $12,912      $13,313
31-May-00      $12,223      $12,562      $13,040
30-Jun-00      $12,752      $13,086      $13,362
31-Jul-00      $12,386      $12,824      $13,154
31-Aug-00      $13,098      $13,560      $13,971
30-Sep-00      $12,477      $13,043      $13,233
31-Oct-00      $12,274      $12,769      $13,177
30-Nov-00      $11,378      $11,877      $12,139
31-Dec-00      $11,736      $12,409      $12,198
31-Jan-01      $11,996      $12,687      $12,632
28-Feb-01      $10,967      $11,749      $11,480
31-Mar-01      $10,302      $11,007      $10,752
30-Apr-01      $11,081      $11,837      $11,587
31-May-01      $11,061      $11,865      $11,665
30-Jun-01      $10,925      $11,676      $11,381
31-Jul-01      $10,655      $11,415      $11,270
31-Aug-01      $10,187      $10,940      $10,564
30-Sep-01      $ 9,179      $ 9,813      $ 9,711
31-Oct-01      $ 9,418      $10,123      $ 9,896
30-Nov-01      $10,000      $10,752      $10,655
31-Dec-01      $10,205      $11,021      $10,749
31-Jan-02      $ 9,887      $10,770      $10,592
28-Feb-02      $ 9,728      $10,626      $10,388
31-Mar-02      $10,258      $11,190      $10,778
30-Apr-02      $ 9,972      $10,963      $10,125
31-May-02      $ 9,855      $10,845      $10,050
30-Jun-02      $ 9,293      $10,214      $ 9,335
31-Jul-02      $ 8,380      $ 9,206      $ 8,607
31-Aug-02      $ 8,402      $ 9,220      $ 8,663
30-Sep-02      $ 7,585      $ 8,342      $ 7,722
31-Oct-02      $ 8,062      $ 8,799      $ 8,401
30-Nov-02      $ 8,529      $ 9,290      $ 8,896
31-Dec-02      $ 8,118      $ 8,853      $ 8,374
31-Jan-03      $ 7,817      $ 8,585      $ 8,154
28-Feb-03      $ 7,645      $ 8,384      $ 8,032
31-Mar-03      $ 7,656      $ 8,381      $ 8,110
30-Apr-03      $ 8,355      $ 9,084      $ 8,778
31-May-03      $ 8,925      $ 9,689      $ 9,241
30-Jun-03      $ 9,075      $ 9,856      $ 9,359
31-Jul-03      $ 9,323      $10,134      $ 9,524
31-Aug-03      $ 9,559      $10,427      $ 9,710
30-Sep-03      $ 9,538      $10,384      $ 9,607
31-Oct-03      $10,140      $11,042      $10,150
30-Nov-03      $10,333      $11,261      $10,240
31-Dec-03      $10,875      $11,796      $10,776
31-Jan-04      $11,071      $12,047      $10,975
29-Feb-04      $11,223      $12,236      $11,127
31-Mar-04      $11,136      $12,202      $10,959
30-Apr-04      $10,854      $11,855      $10,787
31-May-04      $10,973      $11,952      $10,935
30-Jun-04      $11,255      $12,247      $11,147
31-Jul-04      $10,810      $11,728      $10,778
31-Aug-04      $10,799      $11,710      $10,821
30-Sep-04      $11,081      $12,032      $10,938
31-Oct-04      $11,331      $12,278      $11,105

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.


6 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           / /        /X/        / /
 Medium          / /        / /        / /
 Small           / /        / /        / /


STATISTICS

NUMBER OF HOLDINGS                                                          5
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $57,763
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 23.8
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     7%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $ 1,000
 ($500 for retirement and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) SCHWAB S&P 500 FUND Select Shares(R)                                 44.7%
--------------------------------------------------------------------------------
(2) SCHWAB INTERNATIONAL INDEX FUND(R) Select Shares                     30.0%
--------------------------------------------------------------------------------
(3) SCHWAB SMALL-CAP INDEX FUND(R) Select Shares                         25.1%
--------------------------------------------------------------------------------
    TOTAL                                                                99.8%

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

44.7% LARGE-CAP STOCKS
30.0% INTERNATIONAL STOCKS
25.0% SMALL-CAP STOCKS
 0.3% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                 Schwab MarketTrack Portfolios 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                    Benchmark:   Fund Category:
                                      GROWTH      MORNINGSTAR
                                    COMPOSITE      LARGE-CAP
                       PORTFOLIO      INDEX          BLEND
1 YEAR                    9.94%        9.84%         7.89%
5 YEARS                   1.17%        2.75%        -1.72%
SINCE INCEPTION           7.46% 3      7.69% 4       4.29% 3

3 SINCE INCEPTION: 11/20/95

4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$19,062  PORTFOLIO
$19,357  GROWTH COMPOSITE INDEX
$21,750  S&P 500(R) INDEX
$18,122  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                      LEHMAN
                                                     BROTHERS
                            GROWTH                      U.S.
                           COMPOSITE    S&P 500(R)   AGGREGATE
              PORTFOLIO      INDEX        INDEX      BOND INDEX
20-Nov-95      $10,000                   $10,000      $10,000
30-Nov-95      $10,080      $10,000      $10,104      $10,076
31-Dec-95      $10,292      $10,177      $10,299      $10,217
31-Jan-96      $10,442      $10,339      $10,649      $10,285
29-Feb-96      $10,533      $10,464      $10,748      $10,106
31-Mar-96      $10,623      $10,593      $10,852      $10,035
30-Apr-96      $10,803      $10,872      $11,011      $ 9,979
31-May-96      $10,954      $11,042      $11,294      $ 9,959
30-Jun-96      $10,934      $10,996      $11,337      $10,092
31-Jul-96      $10,523      $10,565      $10,836      $10,120
31-Aug-96      $10,733      $10,821      $11,064      $10,102
30-Sep-96      $11,184      $11,208      $11,686      $10,278
31-Oct-96      $11,324      $11,277      $12,009      $10,506
30-Nov-96      $11,896      $11,775      $12,917      $10,686
31-Dec-96      $11,784      $11,756      $12,661      $10,587
31-Jan-97      $12,008      $12,030      $13,451      $10,620
28-Feb-97      $12,028      $12,022      $13,557      $10,646
31-Mar-97      $11,692      $11,739      $13,001      $10,528
30-Apr-97      $12,038      $11,943      $13,776      $10,686
31-May-97      $12,793      $12,666      $14,614      $10,787
30-Jun-97      $13,313      $13,153      $15,268      $10,916
31-Jul-97      $14,087      $13,834      $16,482      $11,210
31-Aug-97      $13,618      $13,444      $15,559      $11,115
30-Sep-97      $14,301      $14,120      $16,410      $11,280
31-Oct-97      $13,853      $13,605      $15,862      $11,443
30-Nov-97      $14,098      $13,686      $16,597      $11,496
31-Dec-97      $14,259      $13,832      $16,882      $11,612
31-Jan-98      $14,410      $13,939      $17,070      $11,761
28-Feb-98      $15,220      $14,716      $18,300      $11,751
31-Mar-98      $15,738      $15,277      $19,237      $11,791
30-Apr-98      $15,846      $15,422      $19,432      $11,852
31-May-98      $15,576      $15,181      $19,097      $11,965
30-Jun-98      $15,868      $15,329      $19,873      $12,067
31-Jul-98      $15,555      $15,075      $19,662      $12,092
31-Aug-98      $13,729      $13,210      $16,823      $12,289
30-Sep-98      $14,194      $13,542      $17,901      $12,577
31-Oct-98      $15,080      $14,240      $19,357      $12,510
30-Nov-98      $15,760      $14,893      $20,530      $12,581
31-Dec-98      $16,422      $15,532      $21,712      $12,619
31-Jan-99      $16,718      $15,754      $22,620      $12,709
28-Feb-99      $16,103      $15,198      $21,916      $12,486
31-Mar-99      $16,576      $15,599      $22,793      $12,555
30-Apr-99      $17,224      $16,268      $23,675      $12,595
31-May-99      $16,916      $16,057      $23,116      $12,484
30-Jun-99      $17,586      $16,743      $24,399      $12,444
31-Jul-99      $17,465      $16,663      $23,638      $12,392
31-Aug-99      $17,355      $16,522      $23,520      $12,386
30-Sep-99      $17,290      $16,411      $22,875      $12,530
31-Oct-99      $17,982      $16,904      $24,323      $12,576
30-Nov-99      $18,520      $17,577      $24,817      $12,575
31-Dec-99      $19,602      $18,838      $26,279      $12,514
31-Jan-00      $18,730      $18,215      $24,960      $12,473
29-Feb-00      $19,155      $18,950      $24,487      $12,624
31-Mar-00      $20,049      $19,612      $26,882      $12,791
30-Apr-00      $19,389      $18,921      $26,073      $12,754
31-May-00      $18,931      $18,506      $25,539      $12,747
30-Jun-00      $19,635      $19,191      $26,169      $13,012
31-Jul-00      $19,233      $18,905      $25,761      $13,131
31-Aug-00      $20,206      $19,804      $27,361      $13,321
30-Sep-00      $19,456      $19,221      $25,917      $13,405
31-Oct-00      $19,255      $18,904      $25,808      $13,493
30-Nov-00      $18,148      $17,901      $23,774      $13,715
31-Dec-00      $18,660      $18,600      $23,891      $13,970
31-Jan-01      $19,052      $18,982      $24,739      $14,198
28-Feb-01      $17,758      $17,892      $22,483      $14,321
31-Mar-01      $16,938      $17,001      $21,057      $14,393
30-Apr-01      $17,955      $18,014      $22,693      $14,332
31-May-01      $18,001      $18,061      $22,845      $14,418
30-Jun-01      $17,851      $17,840      $22,290      $14,473
31-Jul-01      $17,574      $17,582      $22,072      $14,797
31-Aug-01      $16,973      $17,032      $20,690      $14,967
30-Sep-01      $15,667      $15,647      $19,018      $15,141
31-Oct-01      $16,037      $16,087      $19,382      $15,457
30-Nov-01      $16,823      $16,853      $20,868      $15,244
31-Dec-01      $17,086      $17,174      $21,052      $15,147
31-Jan-02      $16,706      $16,873      $20,744      $15,269
28-Feb-02      $16,492      $16,718      $20,344      $15,417
31-Mar-02      $17,157      $17,393      $21,109      $15,161
30-Apr-02      $16,753      $17,163      $19,830      $15,456
31-May-02      $16,623      $17,041      $19,683      $15,587
30-Jun-02      $15,863      $16,260      $18,282      $15,723
31-Jul-02      $14,652      $14,989      $16,858      $15,913
31-Aug-02      $14,747      $15,046      $16,967      $16,182
30-Sep-02      $13,619      $13,929      $15,123      $16,444
31-Oct-02      $14,307      $14,525      $16,454      $16,368
30-Nov-02      $14,984      $15,179      $17,423      $16,363
31-Dec-02      $14,440      $14,659      $16,400      $16,702
31-Jan-03      $14,030      $14,305      $15,970      $16,717
28-Feb-03      $13,825      $14,067      $15,731      $16,948
31-Mar-03      $13,849      $14,059      $15,883      $16,934
30-Apr-03      $14,863      $15,029      $17,192      $17,075
31-May-03      $15,720      $15,874      $18,098      $17,392
30-Jun-03      $15,913      $16,092      $18,330      $17,358
31-Jul-03      $16,167      $16,376      $18,652      $16,774
31-Aug-03      $16,517      $16,771      $19,016      $16,885
30-Sep-03      $16,529      $16,789      $18,815      $17,332
31-Oct-03      $17,338      $17,622      $19,879      $17,171
30-Nov-03      $17,616      $17,911      $20,054      $17,212
31-Dec-03      $18,352      $18,624      $21,105      $17,388
31-Jan-04      $18,645      $18,963      $21,494      $17,527
29-Feb-04      $18,866      $19,229      $21,792      $17,716
31-Mar-04      $18,780      $19,210      $21,463      $17,849
30-Apr-04      $18,327      $18,703      $21,126      $17,385
31-May-04      $18,486      $18,809      $21,416      $17,316
30-Jun-04      $18,878      $19,194      $21,831      $17,414
31-Jul-04      $18,303      $18,571      $21,109      $17,587
31-Aug-04      $18,352      $18,598      $21,193      $17,923
30-Sep-04      $18,731      $19,019      $21,422      $17,971
31-Oct-04      $19,062      $19,357      $21,750      $18,122

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


8 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK GROWTH PORTFOLIO

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           / /        /X/        / /
 Medium          / /        / /        / /
 Small           / /        / /        / /

STATISTICS

NUMBER OF HOLDINGS                                                         507
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $59,403
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                23.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     9%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $ 1,000
 ($500 for retirement and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB S&P 500 FUND Select Shares(R)                                23.5%
--------------------------------------------------------------------------------
(2)  SCHWAB SMALL-CAP INDEX FUND(R) Select Shares                        20.2%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R) Select Shares                    20.1%
--------------------------------------------------------------------------------
(4)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   14.8%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE                                               4.5%
     MONEY FUND(R) Investor Shares
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                 0.6%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                    0.5%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                      0.5%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                      0.4%
--------------------------------------------------------------------------------
(10) WAL-MART STORES, INC.                                                0.4%
--------------------------------------------------------------------------------
     TOTAL                                                               85.5%

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

40.0% LARGE-CAP STOCKS
20.2% SMALL-CAP STOCKS
20.1% INTERNATIONAL STOCKS
14.8% BONDS
 4.9% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                 Schwab MarketTrack Portfolios 9

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                    Benchmark:   Fund Category:
                                    BALANCED      MORNINGSTAR
                                    COMPOSITE      MODERATE
                       PORTFOLIO      INDEX       ALLOCATION
1 YEAR                   8.61%        8.27%          7.40%
5 YEARS                  2.71%        3.85%          2.24%
SINCE INCEPTION          7.22% 3      7.50% 4        4.29% 3

3 SINCE INCEPTION: 11/20/95

4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$18,674  PORTFOLIO
$19,056  BALANCED COMPOSITE INDEX
$21,750  S&P 500(R) INDEX
$18,122  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                        LEHMAN
                                                       BROTHERS
                            BALANCED                     U.S.
                           COMPOSITE     S&P 500(R)    AGGREGATE
              PORTFOLIO      INDEX        INDEX       BOND INDEX
20-Nov-95      $10,000                   $10,000      $10,000
30-Nov-95      $10,080      $10,000      $10,104      $10,076
31-Dec-95      $10,270      $10,160      $10,299      $10,217
31-Jan-96      $10,390      $10,298      $10,649      $10,285
29-Feb-96      $10,410      $10,352      $10,748      $10,106
31-Mar-96      $10,460      $10,427      $10,852      $10,035
30-Apr-96      $10,581      $10,615      $11,011      $ 9,979
31-May-96      $10,691      $10,745      $11,294      $ 9,959
30-Jun-96      $10,711      $10,737      $11,337      $10,092
31-Jul-96      $10,410      $10,422      $10,836      $10,120
31-Aug-96      $10,551      $10,617      $11,064      $10,102
30-Sep-96      $10,912      $10,957      $11,686      $10,278
31-Oct-96      $11,082      $11,072      $12,009      $10,506
30-Nov-96      $11,534      $11,493      $12,917      $10,686
31-Dec-96      $11,415      $11,449      $12,661      $10,587
31-Jan-97      $11,589      $11,679      $13,451      $10,620
28-Feb-97      $11,589      $11,675      $13,557      $10,646
31-Mar-97      $11,334      $11,419      $13,001      $10,528
30-Apr-97      $11,620      $11,621      $13,776      $10,686
31-May-97      $12,183      $12,176      $14,614      $10,787
30-Jun-97      $12,593      $12,560      $15,268      $10,916
31-Jul-97      $13,217      $13,154      $16,482      $11,210
31-Aug-97      $12,849      $12,862      $15,559      $11,115
30-Sep-97      $13,391      $13,389      $16,410      $11,280
31-Oct-97      $13,125      $13,081      $15,862      $11,443
30-Nov-97      $13,309      $13,168      $16,597      $11,496
31-Dec-97      $13,443      $13,306      $16,882      $11,612
31-Jan-98      $13,582      $13,414      $17,070      $11,761
28-Feb-98      $14,149      $13,975      $18,300      $11,751
31-Mar-98      $14,523      $14,386      $19,237      $11,791
30-Apr-98      $14,608      $14,501      $19,432      $11,852
31-May-98      $14,448      $14,351      $19,097      $11,965
30-Jun-98      $14,672      $14,502      $19,873      $12,067
31-Jul-98      $14,469      $14,310      $19,662      $12,092
31-Aug-98      $13,262      $13,014      $16,823      $12,289
30-Sep-98      $13,668      $13,373      $17,901      $12,577
31-Oct-98      $14,309      $13,863      $19,357      $12,510
30-Nov-98      $14,800      $14,365      $20,530      $12,581
31-Dec-98      $15,281      $14,859      $21,712      $12,619
31-Jan-99      $15,523      $15,054      $22,620      $12,709
28-Feb-99      $15,028      $14,584      $21,916      $12,486
31-Mar-99      $15,369      $14,900      $22,793      $12,555
30-Apr-99      $15,820      $15,391      $23,675      $12,595
31-May-99      $15,567      $15,215      $23,116      $12,484
30-Jun-99      $16,018      $15,689      $24,399      $12,444
31-Jul-99      $15,930      $15,590      $23,638      $12,392
31-Aug-99      $15,842      $15,472      $23,520      $12,386
30-Sep-99      $15,853      $15,415      $22,875      $12,530
31-Oct-99      $16,337      $15,777      $24,323      $12,576
30-Nov-99      $16,711      $16,226      $24,817      $12,575
31-Dec-99      $17,420      $17,055      $26,279      $12,514
31-Jan-00      $16,823      $16,628      $24,960      $12,473
29-Feb-00      $17,150      $17,140      $24,487      $12,624
31-Mar-00      $17,815      $17,684      $26,882      $12,791
30-Apr-00      $17,353      $17,214      $26,073      $12,754
31-May-00      $17,037      $16,926      $25,539      $12,747
30-Jun-00      $17,601      $17,466      $26,169      $13,012
31-Jul-00      $17,364      $17,322      $25,761      $13,131
31-Aug-00      $18,085      $18,031      $27,361      $13,321
30-Sep-00      $17,612      $17,674      $25,917      $13,405
31-Oct-00      $17,499      $17,486      $25,808      $13,493
30-Nov-00      $16,812      $16,827      $23,774      $13,715
31-Dec-00      $17,241      $17,394      $23,891      $13,970
31-Jan-01      $17,569      $17,747      $24,739      $14,198
28-Feb-01      $16,713      $17,017      $22,483      $14,321
31-Mar-01      $16,162      $16,405      $21,057      $14,393
30-Apr-01      $16,877      $17,125      $22,693      $14,332
31-May-01      $16,936      $17,205      $22,845      $14,418
30-Jun-01      $16,842      $17,066      $22,290      $14,473
31-Jul-01      $16,748      $16,979      $22,072      $14,797
31-Aug-01      $16,350      $16,604      $20,690      $14,967
30-Sep-01      $15,447      $15,631      $19,018      $15,141
31-Oct-01      $15,798      $16,029      $19,382      $15,457
30-Nov-01      $16,314      $16,577      $20,868      $15,244
31-Dec-01      $16,483      $16,788      $21,052      $15,147
31-Jan-02      $16,239      $16,608      $20,744      $15,269
28-Feb-02      $16,105      $16,508      $20,344      $15,417
31-Mar-02      $16,519      $16,940      $21,109      $15,161
30-Apr-02      $16,288      $16,804      $19,830      $15,456
31-May-02      $16,227      $16,735      $19,683      $15,587
30-Jun-02      $15,691      $16,149      $18,282      $15,723
31-Jul-02      $14,838      $15,234      $16,858      $15,913
31-Aug-02      $14,972      $15,344      $16,967      $16,182
30-Sep-02      $14,156      $14,541      $15,123      $16,444
31-Oct-02      $14,680      $14,999      $16,454      $16,368
30-Nov-02      $15,204      $15,525      $17,423      $16,363
31-Dec-02      $14,860      $15,189      $16,400      $16,702
31-Jan-03      $14,548      $14,931      $15,970      $16,717
28-Feb-03      $14,436      $14,799      $15,731      $16,948
31-Mar-03      $14,473      $14,808      $15,883      $16,934
30-Apr-03      $15,284      $15,604      $17,192      $17,075
31-May-03      $16,008      $16,335      $18,098      $17,392
30-Jun-03      $16,145      $16,494      $18,330      $17,358
31-Jul-03      $16,207      $16,582      $18,652      $16,774
31-Aug-03      $16,494      $16,904      $19,016      $16,885
30-Sep-03      $16,619      $17,001      $18,815      $17,332
31-Oct-03      $17,193      $17,601      $19,879      $17,171
30-Nov-03      $17,393      $17,824      $20,054      $17,212
31-Dec-03      $17,986      $18,380      $21,105      $17,388
31-Jan-04      $18,215      $18,665      $21,494      $17,527
29-Feb-04      $18,419      $18,897      $21,792      $17,716
31-Mar-04      $18,393      $18,905      $21,463      $17,849
30-Apr-04      $17,960      $18,426      $21,126      $17,385
31-May-04      $18,062      $18,490      $21,416      $17,316
30-Jun-04      $18,381      $18,793      $21,831      $17,414
31-Jul-04      $17,986      $18,371      $21,109      $17,587
31-Aug-04      $18,113      $18,463      $21,193      $17,923
30-Sep-04      $18,393      $18,782      $21,422      $17,971
31-Oct-04      $18,674      $19,056      $21,750      $18,122

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.


10 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK BALANCED PORTFOLIO

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   34.7%
--------------------------------------------------------------------------------
(2)  SCHWAB S&P 500 FUND Select Shares(R)                                17.3%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R) Select Shares                    15.3%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R) Select Shares                        15.1%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE                                               4.5%
     MONEY FUND(R) Investor Shares
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                 0.4%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                    0.4%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                      0.4%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                      0.3%
--------------------------------------------------------------------------------
(10) WAL-MART STORES, INC.                                                0.3%
--------------------------------------------------------------------------------
     TOTAL                                                               88.7%

STATISTICS

NUMBER OF HOLDINGS                                                         507
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    11%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $1,000
 ($500 for retirement and custodial accounts)

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

34.7% BONDS
29.9% LARGE-CAP STOCKS
15.3% INTERNATIONAL STOCKS
15.1% SMALL-CAP STOCKS
 5.0% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                Schwab MarketTrack Portfolios 11

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                       Benchmark:      Fund Category:
                                      CONSERVATIVE      MORNINGSTAR
                                        COMPOSITE       CONSERVATIVE
                       PORTFOLIO          INDEX          ALLOCATION
1 YEAR                   7.38%            7.09%             6.03%
5 YEARS                  4.13%            4.85%             3.74%
SINCE INCEPTION          6.83% 3          7.05% 4           5.08% 3

3 SINCE INCEPTION: 11/20/95

4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$18,079  PORTFOLIO
$18,363  CONSERVATIVE COMPOSITE INDEX
$21,750  S&P 500(R) INDEX
$18,122  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                          LEHMAN
                                                         BROTHERS
                           CONSERVATIVE                    U.S.
                            COMPOSITE     S&P 500(R)    AGGREGATE
              PORTFOLIO       INDEX         INDEX       BOND INDEX
20-Nov-95      $10,000                     $10,000        $10,000
30-Nov-95      $10,080      $10,000        $10,104        $10,076
31-Dec-95      $10,237      $10,151        $10,299        $10,217
31-Jan-96      $10,337      $10,263        $10,649        $10,285
29-Feb-96      $10,297      $10,240        $10,748        $10,106
31-Mar-96      $10,287      $10,267        $10,852        $10,035
30-Apr-96      $10,337      $10,371        $11,011        $ 9,979
31-May-96      $10,378      $10,450        $11,294        $ 9,959
30-Jun-96      $10,439      $10,484        $11,337        $10,092
31-Jul-96      $10,256      $10,287        $10,836        $10,120
31-Aug-96      $10,337      $10,413        $11,064        $10,102
30-Sep-96      $10,643      $10,693        $11,686        $10,278
31-Oct-96      $10,818      $10,840        $12,009        $10,506
30-Nov-96      $11,179      $11,177        $12,917        $10,686
31-Dec-96      $11,070      $11,118        $12,661        $10,587
31-Jan-97      $11,174      $11,278        $13,451        $10,620
28-Feb-97      $11,184      $11,287        $13,557        $10,646
31-Mar-97      $10,965      $11,082        $13,001        $10,528
30-Apr-97      $11,206      $11,260        $13,776        $10,686
31-May-97      $11,604      $11,653        $14,614        $10,787
30-Jun-97      $11,896      $11,942        $15,268        $10,916
31-Jul-97      $12,413      $12,424        $16,482        $11,210
31-Aug-97      $12,160      $12,203        $15,559        $11,115
30-Sep-97      $12,540      $12,594        $16,410        $11,280
31-Oct-97      $12,455      $12,449        $15,862        $11,443
30-Nov-97      $12,603      $12,519        $16,597        $11,496
31-Dec-97      $12,698      $12,644        $16,882        $11,612
31-Jan-98      $12,829      $12,764        $17,070        $11,761
28-Feb-98      $13,189      $13,116        $18,300        $11,751
31-Mar-98      $13,418      $13,389        $19,237        $11,791
30-Apr-98      $13,484      $13,480        $19,432        $11,852
31-May-98      $13,431      $13,427        $19,097        $11,965
30-Jun-98      $13,595      $13,554        $19,873        $12,067
31-Jul-98      $13,484      $13,442        $19,662        $12,092
31-Aug-98      $12,774      $12,674        $16,823        $12,289
30-Sep-98      $13,139      $12,997        $17,901        $12,577
31-Oct-98      $13,530      $13,281        $19,357        $12,510
30-Nov-98      $13,843      $13,630        $20,530        $12,581
31-Dec-98      $14,166      $13,961        $21,712        $12,619
31-Jan-99      $14,348      $14,113        $22,620        $12,709
28-Feb-99      $13,950      $13,733        $21,916        $12,486
31-Mar-99      $14,200      $13,964        $22,793        $12,555
30-Apr-99      $14,475      $14,287        $23,675        $12,595
31-May-99      $14,269      $14,130        $23,116        $12,484
30-Jun-99      $14,521      $14,407        $24,399        $12,444
31-Jul-99      $14,452      $14,332        $23,638        $12,392
31-Aug-99      $14,395      $14,252        $23,520        $12,386
30-Sep-99      $14,464      $14,262        $22,875        $12,530
31-Oct-99      $14,766      $14,492        $24,323        $12,576
30-Nov-99      $14,986      $14,774        $24,817        $12,575
31-Dec-99      $15,398      $15,261        $26,279        $12,514
31-Jan-00      $15,022      $14,988        $24,960        $12,473
29-Feb-00      $15,269      $15,346        $24,487        $12,624
31-Mar-00      $15,738      $15,731        $26,882        $12,791
30-Apr-00      $15,442      $15,423        $26,073        $12,754
31-May-00      $15,229      $15,238        $25,539        $12,747
30-Jun-00      $15,667      $15,663        $26,169        $13,012
31-Jul-00      $15,584      $15,616        $25,761        $13,131
31-Aug-00      $16,085      $16,109        $27,361        $13,321
30-Sep-00      $15,835      $15,930        $25,917        $13,405
31-Oct-00      $15,787      $15,831        $25,808        $13,493
30-Nov-00      $15,462      $15,507        $23,774        $13,715
31-Dec-00      $15,815      $15,952        $23,891        $13,970
31-Jan-01      $16,087      $16,256        $24,739        $14,198
28-Feb-01      $15,594      $15,859        $22,483        $14,321
31-Mar-01      $15,297      $15,501        $21,057        $14,393
30-Apr-01      $15,732      $15,929        $22,693        $14,332
31-May-01      $15,807      $16,011        $22,845        $14,418
30-Jun-01      $15,770      $15,940        $22,290        $14,473
31-Jul-01      $15,820      $16,000        $22,072        $14,797
31-Aug-01      $15,632      $15,818        $20,690        $14,967
30-Sep-01      $15,107      $15,237        $19,018        $15,141
31-Oct-01      $15,410      $15,587        $19,382        $15,457
30-Nov-01      $15,675      $15,881        $20,868        $15,244
31-Dec-01      $15,759      $15,982        $21,052        $15,147
31-Jan-02      $15,643      $15,899        $20,744        $15,269
28-Feb-02      $15,592      $15,875        $20,344        $15,417
31-Mar-02      $15,759      $16,072        $21,109        $15,161
30-Apr-02      $15,682      $16,071        $19,830        $15,456
31-May-02      $15,695      $16,067        $19,683        $15,587
30-Jun-02      $15,384      $15,706        $18,282        $15,723
31-Jul-02      $14,875      $15,141        $16,858        $15,913
31-Aug-02      $15,045      $15,295        $16,967        $16,182
30-Sep-02      $14,575      $14,825        $15,123        $16,444
31-Oct-02      $14,903      $15,108        $16,454        $16,368
30-Nov-02      $15,243      $15,478        $17,423        $16,363
31-Dec-02      $15,125      $15,355        $16,400        $16,702
31-Jan-03      $14,926      $15,190        $15,970        $16,717
28-Feb-03      $14,913      $15,168        $15,731        $16,948
31-Mar-03      $14,939      $15,174        $15,883        $16,934
30-Apr-03      $15,539      $15,770        $17,192        $17,075
31-May-03      $16,113      $16,360        $18,098        $17,392
30-Jun-03      $16,193      $16,461        $18,330        $17,358
31-Jul-03      $16,059      $16,348        $18,652        $16,774
31-Aug-03      $16,286      $16,591        $19,016        $16,885
30-Sep-03      $16,501      $16,794        $18,815        $17,332
31-Oct-03      $16,837      $17,147        $19,879        $17,171
30-Nov-03      $16,971      $17,308        $20,054        $17,212
31-Dec-03      $17,402      $17,723        $21,105        $17,388
31-Jan-04      $17,593      $17,949        $21,494        $17,527
29-Feb-04      $17,785      $18,150        $21,792        $17,716
31-Mar-04      $17,802      $18,196        $21,463        $17,849
30-Apr-04      $17,390      $17,749        $21,126        $17,385
31-May-04      $17,431      $17,760        $21,416        $17,316
30-Jun-04      $17,674      $17,980        $21,831        $17,414
31-Jul-04      $17,467      $17,761        $21,109        $17,587
31-Aug-04      $17,660      $17,918        $21,193        $17,923
30-Sep-04      $17,858      $18,142        $21,422        $17,971
31-Oct-04      $18,079      $18,363        $21,750        $18,122

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.


12 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   54.9%
--------------------------------------------------------------------------------
(2)  SCHWAB S&P 500 FUND Select Shares(R)                                14.6%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R) Select Shares                    10.2%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R) Select Shares                        10.1%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE                                               4.1%
     MONEY FUND(R) Investor Shares
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                 0.2%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                    0.2%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                      0.2%
--------------------------------------------------------------------------------
(9)  WAL-MART STORES, INC.                                                0.1%
--------------------------------------------------------------------------------
(10) CITIGROUP, INC.                                                      0.1%
--------------------------------------------------------------------------------
     TOTAL                                                               94.7%

STATISTICS

NUMBER OF HOLDINGS                                                          507
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     10%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $1,000
 ($500 for retirement and custodial accounts)

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

54.9%  BONDS
20.1%  LARGE-CAP STOCKS
10.2%  INTERNATIONAL STOCKS
10.1%  SMALL-CAP STOCKS
 4.7%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                Schwab MarketTrack Portfolios 13

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2004 and held through October 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                            ENDING
                                                                       BEGINNING         ACCOUNT VALUE            EXPENSES
                                                 EXPENSE RATIO 1     ACCOUNT VALUE     (Net of Expenses)     PAID DURING PERIOD 2
                                                  (Annualized)         at 5/1/04          at 10/31/04          5/1/04-10/31/04
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM)

  Actual Return                                       0.50%              $1,000            $1,044.00                 $2.57
  Hypothetical 5% Return                              0.50%              $1,000            $1,022.62                 $2.54
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM)

  Actual Return                                       0.50%              $1,000            $1,040.10                 $2.56
  Hypothetical 5% Return                              0.50%              $1,000            $1,022.62                 $2.54
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM)

  Actual Return                                       0.50%              $1,000            $1,039.70                 $2.56
  Hypothetical 5% Return                              0.50%              $1,000            $1,022.62                 $2.54
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM)

  Actual Return                                       0.50%              $1,000            $1,039.60                 $2.56
  Hypothetical 5% Return                              0.50%              $1,000            $1,022.62                 $2.54

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to that fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


14 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         11/1/03-      11/1/02-      11/1/01-      11/1/00-      11/1/99-
                                                         10/31/04      10/31/03      10/31/02      10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      9.43          7.60          9.06         12.06         11.48
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.08          0.09          0.05          0.22          0.04
  Net realized and unrealized gains or losses               1.02          1.85         (1.32)        (2.99)         0.69
                                                         ---------------------------------------------------------------------------
  Total income or loss from investment operations           1.10          1.94         (1.27)        (2.77)         0.73
Less distributions:
  Dividends from net investment income                     (0.09)        (0.09)        (0.05)        (0.22)        (0.05)
  Distributions from net realized gains                       --         (0.02)        (0.14)        (0.01)        (0.10)
                                                         ---------------------------------------------------------------------------
  Total distributions                                      (0.09)        (0.11)        (0.19)        (0.23)        (0.15)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           10.44          9.43          7.60          9.06         12.06
                                                         ---------------------------------------------------------------------------
Total return (%)                                           11.75         25.77        (14.40)       (23.27)         6.37

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                  0.50          0.50          0.50          0.50          0.57 2
  Gross operating expenses 1                                0.76          0.76          0.77          0.77          0.84
  Net investment income                                     0.83          1.10          0.58          1.93          0.05
Portfolio turnover rate                                        7            10            15             5             3
Net assets, end of period ($ x 1,000,000)                    450           427           353           405           441

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 15

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Holding

 = All or a portion of this security is held as collateral for open futures contracts

 /   Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.8%   OTHER INVESTMENT
         COMPANIES                                        449,555       449,229

  0.3%   SHORT-TERM
         INVESTMENT                                         1,305         1,305

  0.0%   U.S. TREASURY
         OBLIGATION                                           110           110
--------------------------------------------------------------------------------
100.1%   TOTAL INVESTMENTS                                450,970       450,644

(0.1)%   OTHER ASSETS AND
         LIABILITIES, NET                                                  (446)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               450,198

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      99.8% of net assets

 /(2) Schwab International Index Fund,
      Select Shares    9,114,006                                         135,160
/=(1) Schwab S&P 500 Fund,
      Select Shares    11,381,715                                        201,229
 /(3) Schwab Small-Cap Index Fund,
      Select Shares    5,653,311                                         112,840
                                                                     -----------
                                                                         449,229

      SECURITY                                       FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.3% of net assets

      HSBC Bank, USA Grand Cayman
      Time Deposit
         1.29%, 11/01/04                                   1,305           1,305

      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill
         1.65%, 12/16/04                                     110             110

END OF INVESTMENTS.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                NUMBER OF            CONTRACT         UNREALIZED
                                CONTRACTS             VALUE             GAINS
S&P 500 Index, Long
expires 12/17/04                    6                 1,695               6


16 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $450,644 a
Receivables:
  Fund shares sold                                                           92
  Due from brokers for futures                                                4
Prepaid expenses                                                    +        13
                                                                    ------------
TOTAL ASSETS                                                            450,753

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      454
  Investment adviser and administrator fees                                   7
  Transfer agent and shareholder service fees                                 9
  Trustees' fees                                                              1
Accrued expenses                                                    +        84
                                                                    ------------
TOTAL LIABILITIES                                                           555

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            450,753
TOTAL LIABILITIES                                                   -       555
                                                                    ------------
NET ASSETS                                                             $450,198

NET ASSETS BY SOURCE
Capital received from investors                                         490,458
Distributions in excess of net investment income                         (1,897)
Net realized capital losses                                             (38,043) b
Net unrealized capital losses                                              (320) b

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$450,198           43,139              $10.44

  Unless stated, all numbers x 1,000.

a The fund paid $450,970 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases             $33,282
    Sales/maturities      $55,212

  Percent of fund shares of other Schwab funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                  2.4%
  Small-Cap Index Fund          6.9%
  International Index Fund     10.9%

b These derive from investments and futures.

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                $457,101

NET UNREALIZED GAINS AND LOSSES:
Gains                                          $23,316
Losses                                    +    (29,773)
                                          -------------
                                               ($6,457)
AS OF DECEMBER 31, 2003:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                    $--
Long-term capital gains                            $--

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                         Loss amount:
  2010                                         $11,058
  2011                                    +     13,010
                                          -------------
                                               $24,068
RECLASSIFICATIONS:
Net investment income not
  yet distributed                                   $1
Reclassified as:
Capital received from investors                    ($1)


                                                         See financial notes. 17

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $6,042
Interest                                                             +       10
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   6,052

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (5,487)
Net realized gains on futures contracts                              +      171
                                                                     -----------
NET REALIZED LOSSES                                                      (5,316)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      50,813
Net unrealized losses on futures contracts                           +      (47)
                                                                     -----------
NET UNREALIZED GAINS                                                     50,766

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,999 a
Transfer agent and shareholder service fees                               1,136 b
Trustees' fees                                                                8 c
Custodian fees                                                               41
Portfolio accounting fees                                                    61
Professional fees                                                            34
Registration fees                                                            27
Shareholder reports                                                         124
Other expenses                                                       +        7
                                                                     -----------
Total expenses                                                            3,437
Expense reduction                                                    -    1,165 d
                                                                     -----------
NET EXPENSES                                                              2,272

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,052
NET EXPENSES                                                         -    2,272
                                                                     -----------
NET INVESTMENT INCOME                                                     3,780
NET REALIZED LOSSES                                                      (5,316) e
NET UNREALIZED GAINS                                                 +   50,766 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $49,230

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $45,450.


18 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04       11/1/02-10/31/03
Net investment income                             $3,780                 $4,133
Net realized losses                               (5,316)               (10,097)
Net unrealized gains                    +         50,766                 94,425
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                   49,230                 88,461

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               4,156                  3,978
Distributions from net realized gains   +             --                    837
                                        ----------------------------------------
TOTAL DISTRIBUTIONS PAID                          $4,156                 $4,815 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04            11/1/02-10/31/03
                                SHARES        VALUE         SHARES        VALUE
Shares sold                      6,823      $68,910          7,189      $58,084
Shares reinvested                  409        4,002            618        4,696
Shares redeemed              +  (9,423)     (95,049)        (8,992)     (72,607)
                             ---------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                     (2,191)    ($22,137)        (1,185)     ($9,827)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                SHARES    NET ASSETS       SHARES     NET ASSETS
Beginning of period             45,330     $427,261         46,515     $353,442
Total increase or
decrease                     +  (2,191)      22,937         (1,185)      73,819 c
                             ---------------------------------------------------
END OF PERIOD                   43,139     $450,198         45,330     $427,261 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $4,117 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                $4,156
  Long-term capital gains           $--

  PRIOR PERIOD
  Ordinary income                $3,978
  Long-term capital gains          $837

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributions in excess of net investment income in the amount of $1,897 and $1,522 at the end of the current period and the prior period, respectively.


                                                         See financial notes. 19

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         11/1/03-      11/1/02-      11/1/01-      11/1/00-      11/1/99-
                                                         10/31/04      10/31/03      10/31/02      10/31/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     14.36         12.05         13.88         17.22         16.37
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.21          0.18          0.19          0.41          0.22
  Net realized and unrealized gains or losses               1.21          2.33         (1.62)        (3.22)         0.94
                                                         ---------------------------------------------------------------------------
  Total income or loss from investment operations           1.42          2.51         (1.43)        (2.81)         1.16
Less distributions:
  Dividends from net investment income                     (0.21)        (0.20)        (0.24)        (0.44)        (0.18)
  Distributions from net realized gains                       --            --         (0.16)        (0.09)        (0.13)
                                                         ---------------------------------------------------------------------------
  Total distributions                                      (0.21)        (0.20)        (0.40)        (0.53)        (0.31)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           15.57         14.36         12.05         13.88         17.22
                                                         ---------------------------------------------------------------------------
Total return (%)                                            9.94         21.18        (10.78)       (16.71)         7.08

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                  0.50          0.50          0.50          0.50          0.57 2
  Gross operating expenses 1                                0.73          0.74          0.75          0.74          0.82
  Net investment income                                     1.35          1.48          1.35          2.58          1.32
Portfolio turnover rate                                        9             9            21            10            12
Net assets, end of period ($ x 1,000,000)                    614           578           510           511           566

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


20 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 83.1%  OTHER INVESTMENT
        COMPANIES                                          460,675       509,619
 16.5%  COMMON STOCK                                        69,232       101,454
  0.4%  SHORT-TERM
        INVESTMENT                                           2,653         2,653
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                  532,560       613,726

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                     102
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 613,828

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 16.5% of net assets

      AEROSPACE / DEFENSE  0.3%
      --------------------------------------------------------------------------
      The Boeing Co.    8,078                                                402
      Crane Co.    300                                                         9
      General Dynamics Corp.    2,000                                        204
      Goodrich Corp.    1,100                                                 34
      Lockheed Martin Corp.    4,300                                         237
      Northrop Grumman Corp.    3,592                                        186
      Raytheon Co.    3,900                                                  142
      Rockwell Automation, Inc.    1,900                                      79
      Rockwell Collins, Inc.    1,900                                         68
      Textron, Inc.    1,500                                                 102
      United Technologies Corp.    5,000                                     464
                                                                     -----------
                                                                           1,927
      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    1,300                                           7
      FedEx Corp.    2,920                                                   266
      Sabre Holdings Corp., Class A    1,283                                  28
      Southwest Airlines Co.    7,480                                        118
      United Parcel Service, Inc.,
      Class B    10,818                                                      856
                                                                     -----------
                                                                           1,275
      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    400                                        27
      Anheuser-Busch Cos., Inc.    7,800                                     389
      Brown-Forman Corp., Class B    1,204                                    54
                                                                     -----------
                                                                             470
      APPAREL  0.1%
      --------------------------------------------------------------------------
    o Coach, Inc.    1,800                                                    84
      Jones Apparel Group, Inc.    1,200                                      42
      Liz Claiborne, Inc.    1,200                                            49
      Nike, Inc., Class B    2,500                                           203
      Reebok International Ltd.    500                                        19
      VF Corp.    1,200                                                       65
                                                                     -----------
                                                                             462
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.2%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    700                                         14
      Cummins, Inc.    400                                                    28
      Dana Corp.    1,578                                                     23
      Danaher Corp.    2,800                                                 154
      Delphi Corp.    5,743                                                   48
      Eaton Corp.    1,400                                                    90
      Ford Motor Co.    18,103                                               236
      General Motors Corp.    5,425                                          209
      Genuine Parts Co.    1,800                                              72
    o Goodyear Tire & Rubber Co.    1,600                                     16
      Harley-Davidson, Inc.    3,000                                         173
    o Navistar International Corp.    700                                     24
      Visteon Corp.    1,558                                                  11
                                                                     -----------
                                                                           1,098


                                                         See financial notes. 21

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BANKS  1.3%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    3,300                                               87
      Bank of America Corp.    39,124                                      1,752
      The Bank of New York Co., Inc.    7,300                                237
      BB&T Corp.    5,300                                                    218
      Comerica, Inc.    1,700                                                105
      Fifth Third Bancorp    5,369                                           264
      First Horizon National Corp.    1,200                                   52
      Huntington Bancshares, Inc.    2,262                                    54
      JPMorgan Chase & Co.    34,315                                       1,325
      KeyCorp, Inc.    4,400                                                 148
      M&T Bank Corp.    1,198                                                123
      Marshall & Ilsley Corp.    2,056                                        86
      Mellon Financial Corp.    4,100                                        119
      National City Corp.    6,100                                           238
      North Fork Bancorp., Inc.    3,000                                     132
      Northern Trust Corp.    2,200                                           94
      PNC Financial Services Group, Inc.    2,800                            146
      Regions Financial Corp.    4,542                                       159
      SouthTrust Corp.    3,400                                              148
      State Street Corp.    3,300                                            149
      SunTrust Banks, Inc.    3,500                                          246
      Synovus Financial Corp.    2,750                                        75
      U.S. Bancorp    18,662                                                 534
      Wachovia Corp.    12,884                                               634
      Wells Fargo & Co.    16,415                                            980
      Zions Bancorp.    900                                                   60
                                                                     -----------
                                                                           8,165
      BUSINESS MACHINES & SOFTWARE  1.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    2,400                                           134
    o Apple Computer, Inc.    3,200                                          168
      Autodesk, Inc.    1,200                                                 63
    o BMC Software, Inc.    2,400                                             45
    o Cisco Systems, Inc.    66,300                                        1,274
    o Compuware Corp.    3,600                                                21
    o Comverse Technology, Inc.    1,400                                      29
    o Dell, Inc.    24,600                                                   863
    o EMC Corp.    23,186                                                    298
    o Gateway, Inc.    3,100                                                  18
      Hewlett-Packard Co.    29,903                                           55
      International Business Machines
      Corp.    16,200                                                      1,454
    o Lexmark International, Inc., Class A    1,300                          108
  (8) Microsoft Corp.    104,200                                           2,917
    o NCR Corp.    1,000                                                      56
    o Network Appliance, Inc.    3,400                                        83
    o Novell, Inc.    3,200                                                   23
    o Oracle Corp.    50,648                                                 641
      Pitney Bowes, Inc.    2,300                                            101
    o Siebel Systems, Inc.    4,300                                           41
    o Sun Microsystems, Inc.    30,800                                       140
    o Unisys Corp.    3,100                                                   33
    o Xerox Corp.    7,800                                                   115
                                                                     -----------
                                                                           9,183
      BUSINESS SERVICES  0.7%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    671                                                          37
    o Allied Waste Industries, Inc.    3,100                                  25
    o Apollo Group, Inc., Class A    1,700                                   112
      Automatic Data Processing, Inc.    5,700                               247
      Cendant Corp.    9,532                                                 196
      Cintas Corp.    1,638                                                   71
    o Citrix Systems, Inc.    1,800                                           43
      Computer Associates International,
      Inc.    5,625                                                          156
    o Computer Sciences Corp.    1,680                                        83
    o Convergys Corp.    1,354                                                18
      Deluxe Corp.    700                                                     27
    o eBay, Inc.    6,268                                                    612
      Electronic Data Systems Corp.    4,600                                  98
      Equifax, Inc.    1,200                                                  31
      First Data Corp.    8,688                                              359
    o Fiserv, Inc.    1,800                                                   64
      H&R Block, Inc.    1,700                                                81
      IMS Health, Inc.    2,300                                               49
    o Interpublic Group of Cos., Inc.    3,700                                45
    o Intuit, Inc.    1,972                                                   90
    o Mercury Interactive Corp.    800                                        35
    o Monster Worldwide, Inc.    954                                          27
      Omnicom Group, Inc.    1,800                                           142
    o Parametric Technology Corp.    2,700                                    14
      Paychex, Inc.    3,600                                                 118
    o PeopleSoft, Inc.    3,600                                               75
      Robert Half International, Inc.    1,700                                45
    o SunGard Data Systems, Inc.    2,725                                     72


22 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Symantec Corp.    2,800                                                159
      Tyco International Ltd.    19,303                                      601
    o Veritas Software Corp.    4,200                                         92
      Waste Management, Inc.    5,517                                        157
    o Yahoo! Inc.    12,600                                                  456
                                                                     -----------
                                                                           4,437
      CHEMICALS  0.3%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    2,300                                122
      Dow Chemical Co.    8,994                                              404
      E.I. du Pont de Nemours & Co.    9,592                                 411
      Eastman Chemical Co.    800                                             38
      Ecolab, Inc.    2,800                                                   95
      Great Lakes Chemical Corp.    600                                       15
    o Hercules, Inc.    900                                                   13
      Monsanto Co.    2,493                                                  107
      PPG Industries, Inc.    1,500                                           96
      Praxair, Inc.    3,200                                                 135
      Rohm & Haas Co.    2,205                                                94
      Sigma-Aldrich Corp.    600                                              33
                                                                     -----------
                                                                           1,563
      CONSTRUCTION  0.1%
      --------------------------------------------------------------------------
      Centex Corp.    1,200                                                   62
      Fluor Corp.    800                                                      37
      KB Home    400                                                          33
      Masco Corp.    4,500                                                   154
      Pulte Homes, Inc.    1,400                                              77
      The Sherwin-Williams Co.    1,200                                       51
      The Stanley Works    600                                                27
      Vulcan Materials Co.    800                                             40
                                                                     -----------
                                                                             481
      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    900                                             72
      Leggett & Platt, Inc.    2,000                                          56
      Maytag Corp.    900                                                     16
      Newell Rubbermaid, Inc.    2,745                                        59
      Whirlpool Corp.    800                                                  47
                                                                     -----------
                                                                             250
      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    800                                                       32
      Bemis Co.    1,000                                                      26
    o Pactiv Corp.    1,500                                                   36
    o Sealed Air Corp.    882                                                 44
                                                                     -----------
                                                                             138
      ELECTRONICS  0.8%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    6,000                                   13
    o Advanced Micro Devices, Inc.    2,840                                   48
    o Agilent Technologies, Inc.    4,437                                    111
    o Altera Corp.    3,680                                                   84
      American Power Conversion Corp.    1,725                                33
      Analog Devices, Inc.    3,400                                          137
    o Andrew Corp.    1,550                                                   22
    o Applied Materials, Inc.    16,200                                      261
    o Applied Micro Circuits Corp.    2,862                                   10
    o Broadcom Corp., Class A    2,900                                        78
    o CIENA Corp.    3,200                                                     8
      Intel Corp.    62,800                                                1,398
      ITT Industries, Inc.    900                                             73
    o Jabil Circuit, Inc.    1,998                                            49
    o JDS Uniphase Corp.    12,589                                            40
    o KLA-Tencor Corp.    1,800                                               82
      Linear Technology Corp.    3,000                                       114
    o LSI Logic Corp.    3,000                                                14
    o Lucent Technologies, Inc.    40,092                                    142
      Maxim Integrated Products, Inc.    3,100                               136
    o Micron Technology, Inc.    5,400                                        66
      Molex, Inc.    1,875                                                    55
      Motorola, Inc.    22,631                                               391
    o National Semiconductor Corp.    3,400                                   57
    o Novellus Systems, Inc.    1,325                                         34
    o Nvidia Corp.    1,400                                                   20
      PerkinElmer, Inc.    1,000                                              21
    o PMC--Sierra, Inc.    1,600                                              16
    o Power-One, Inc.    400                                                   3
    o QLogic Corp.    869                                                     28
      Qualcomm, Inc.    15,200                                               635
    o Sanmina--SCI Corp.    5,000                                             40
      Scientific-Atlanta, Inc.    1,600                                       44
    o Solectron Corp.    7,900                                                41
      Symbol Technologies, Inc.    1,908                                      28
      Tektronix, Inc.    900                                                  27
    o Tellabs, Inc.    4,000                                                  32
    o Teradyne, Inc.    1,700                                                 28


                                                         See financial notes. 23

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Texas Instruments, Inc.    16,800                                      411
    o Thermo Electron Corp.    1,300                                          38
    o Thomas & Betts Corp.    281                                              8
    o Waters Corp.    1,300                                                   54
      Xilinx, Inc.    3,200                                                   98
                                                                     -----------
                                                                           5,028
      ENERGY: RAW MATERIALS  0.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    2,418                                      163
      Apache Corp.    3,308                                                  168
      Baker Hughes, Inc.    2,960                                            127
    o BJ Services Co.    1,500                                                77
      Burlington Resources, Inc.    3,810                                    158
      Devon Energy Corp.    2,300                                            170
      EOG Resources, Inc.    1,128                                            75
      Halliburton Co.    4,158                                               154
    o Noble Corp.    1,300                                                    59
      Occidental Petroleum Corp.    3,600                                    201
    o Rowan Cos., Inc.    600                                                 15
      Schlumberger Ltd.    5,700                                             359
      Valero Energy Corp.    2,400                                           103
                                                                     -----------
                                                                           1,829
      FOOD & AGRICULTURE  0.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    6,532                                    126
      Campbell Soup Co.    4,200                                             113
      The Coca-Cola Co.    23,500                                            955
      Coca-Cola Enterprises, Inc.    4,000                                    84
      ConAgra Foods, Inc.    4,900                                           129
      General Mills, Inc.    3,576                                           158
      H.J. Heinz Co.    3,400                                                124
      Hershey Foods Corp.    2,400                                           122
      Kellogg Co.    3,900                                                   168
      McCormick & Co., Inc.    1,400                                          50
      The Pepsi Bottling Group, Inc.    2,832                                 79
      PepsiCo, Inc.    16,460                                                816
      Sara Lee Corp.    7,600                                                177
      Supervalu, Inc.    1,400                                                41
      Sysco Corp.    6,200                                                   200
      Wm. Wrigley Jr. Co.    2,200                                           144
                                                                     -----------
                                                                           3,486
      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    4,201                                          200

      HEALTHCARE / DRUGS & MEDICINE  2.0%
      --------------------------------------------------------------------------
      Abbott Laboratories    15,300                                          652
      Allergan, Inc.    1,300                                                 93
      AmerisourceBergen Corp.    1,000                                        55
    o Amgen, Inc.    12,488                                                  709
    o Anthem, Inc.    1,351                                                  109
      Applied Biosystems Group --
      Applera Corp.    2,000                                                  38
      Bausch & Lomb, Inc.    600                                              37
      Baxter International, Inc.    5,600                                    172
      Becton Dickinson & Co.    2,600                                        136
    o Biogen Idec, Inc.    3,125                                             182
      Biomet, Inc.    2,475                                                  116
    o Boston Scientific Corp.    8,148                                       288
      Bristol-Myers Squibb Co.    19,000                                     445
      C.R. Bard, Inc.    800                                                  45
      Cardinal Health, Inc.    4,100                                         192
    o Caremark Rx, Inc.    3,570                                             107
    o Chiron Corp.    1,800                                                   58
      Eli Lilly & Co.    10,900                                              599
    o Express Scripts, Inc.    800                                            51
    o Forest Laboratories, Inc.    3,400                                     152
    o Genzyme Corp.    2,100                                                 110
    o Gilead Sciences, Inc.    3,800                                         132
      Guidant Corp.    3,000                                                 200
      HCA, Inc.    5,000                                                     184
      Health Management Associates, Inc.,
      Class A    2,400                                                        50
    o Hospira, Inc.    1,530                                                  49
    o Humana, Inc.    1,400                                                   27
      Johnson & Johnson    28,554                                          1,667
    o King Pharmaceuticals, Inc.    2,133                                     23
      Manor Care, Inc.    1,100                                               36
      McKesson Corp.    2,654                                                 71
    o Medco Health Solutions, Inc.    2,641                                   90
    o Medimmune, Inc.    2,400                                                68
      Medtronic, Inc.    11,800                                              603
      Merck & Co., Inc.    21,600                                            676
      Mylan Laboratories, Inc.    2,600                                       45
      Pfizer, Inc.    73,476                                               2,127
      Quest Diagnostics    1,101                                              96
      Schering-Plough Corp.    14,100                                        255
    o St. Jude Medical, Inc.    1,750                                        134


24 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Stryker Corp.    3,784                                                 163
    o Tenet Healthcare Corp.    4,650                                         50
      UnitedHealth Group, Inc.    6,300                                      456
    o Watson Pharmaceuticals, Inc.    1,000                                   28
    o WellPoint Health Networks, Inc.    1,400                               137
      Wyeth    13,100                                                        519
    o Zimmer Holdings, Inc.    2,300                                         178
                                                                     -----------
                                                                          12,410
      HOUSEHOLD PRODUCTS  0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    900                                      40
      Avon Products, Inc.    4,800                                           190
      Clorox Co.    2,200                                                    120
      Colgate-Palmolive Co.    5,300                                         237
      The Gillette Co.    9,700                                              402
      International Flavors & Fragrances,
      Inc.    1,100                                                           43
      Procter & Gamble Co.    25,000                                       1,280
                                                                     -----------
                                                                           2,312
      INSURANCE  0.8%
      --------------------------------------------------------------------------
      ACE Ltd.    2,500                                                       95
      Aetna, Inc.    1,424                                                   135
      AFLAC, Inc.    5,200                                                   187
      The Allstate Corp.    7,000                                            337
      AMBAC Financial Group, Inc.    1,015                                    79
      American International Group,
      Inc.    25,251                                                       1,533
      AON Corp.    2,625                                                      54
      Chubb Corp.    1,700                                                   123
      CIGNA Corp.    1,400                                                    89
      Cincinnati Financial Corp.    1,890                                     79
      Hartford Financial Services Group,
      Inc.    2,700                                                          158
      Jefferson-Pilot Corp.    1,412                                          68
      Lincoln National Corp.    1,900                                         83
      Loews Corp.    1,900                                                   114
      Marsh & McLennan Cos., Inc.    5,200                                   144
      MBIA, Inc.    1,350                                                     78
      Metlife, Inc.    7,310                                                 280
      MGIC Investment Corp.    900                                            58
      Principal Financial Group, Inc.    3,065                               116
      The Progressive Corp.    2,100                                         196
      Prudential Financial, Inc.    5,200                                    242
      Safeco Corp.    1,100                                                   51
      The St. Paul Travelors Cos., Inc.    6,453                             219
      Torchmark Corp.    1,100                                                59
      UnumProvident Corp.    2,349                                            32
      XL Capital Ltd., Class A    1,300                                       94
                                                                     -----------
                                                                           4,703
      MEDIA  0.6%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.    6,017                                                          201
    o Comcast Corp., Class A    21,843                                       644
      Dow Jones & Co., Inc.    800                                            35
      Gannett Co., Inc.    2,700                                             224
      Knight-Ridder, Inc.    900                                              62
      The McGraw-Hill Cos., Inc.    1,900                                    164
      Meredith Corp.    500                                                   24
      New York Times Co., Class A    1,400                                    56
      R.R. Donnelley & Sons Co.    2,100                                      66
    o Time Warner, Inc.    44,150                                            735
      Tribune Co.    3,100                                                   134
    o Univision Communications, Inc.,
      Class A    3,104                                                        96
      Viacom, Inc., Class B    16,981                                        620
      The Walt Disney Co.    19,619                                          495
                                                                     -----------
                                                                           3,556
      MISCELLANEOUS  0.1%
      --------------------------------------------------------------------------
      3M Co.    7,600                                                        589

      MISCELLANEOUS FINANCE  1.3%
      --------------------------------------------------------------------------
      American Express Co.    12,400                                         658
      The Bear Stearns Cos., Inc.    882                                      84
      Capital One Financial Corp.    2,100                                   155
    / The Charles Schwab Corp.    13,042                                     119
      CIT Group, Inc.    2,000                                                81
  (9) Citigroup, Inc.    49,792                                            2,209
      Countrywide Financial Corp.    5,298                                   169
    o E*TRADE Financial Corp.    3,500                                        45
      Fannie Mae    9,400                                                    659
      Federated Investors, Inc., Class B    1,100                             32
      Franklin Resources, Inc.    2,500                                      151
      Freddie Mac    6,600                                                   440
      Golden West Financial Corp.    1,400                                   164
      Goldman Sachs Group, Inc.    4,579                                     450


                                                         See financial notes. 25

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Janus Capital Group, Inc.    2,200                                      33
      Lehman Brothers Holdings, Inc.    2,600                                214
      MBNA Corp.    12,550                                                   322
      Merrill Lynch & Co., Inc.    9,400                                     507
      Moody's Corp.    1,500                                                 117
      Morgan Stanley    10,600                                               542
    o Providian Financial Corp.    2,900                                      45
      SLM Corp.    4,500                                                     204
      Sovereign Bancorp, Inc.    2,700                                        58
      T. Rowe Price Group, Inc.    1,200                                      67
      Washington Mutual, Inc.    8,682                                       336
                                                                     -----------
                                                                           7,861
      NON-DURABLES & ENTERTAINMENT  0.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    1,800                                       44
    o Electronic Arts, Inc.    2,866                                         129
      Fortune Brands, Inc.    1,400                                          102
      Hasbro, Inc.    1,650                                                   29
      International Game Technology    3,400                                 112
      Mattel, Inc.    4,150                                                   73
      McDonald's Corp.    12,400                                             362
    o Starbucks Corp.    3,560                                               188
      Wendy's International, Inc.    1,000                                    33
      Yum! Brands, Inc.    3,120                                             136
                                                                     -----------
                                                                           1,208
      NON-FERROUS METALS  0.1%
      --------------------------------------------------------------------------
      Alcoa, Inc.    8,472                                                   275
      Engelhard Corp.    1,300                                                37
      Freeport-McMoran Copper & Gold,
      Inc., Class B    1,700                                                  62
      Phelps Dodge Corp.    810                                               71
                                                                     -----------
                                                                             445
      OIL: DOMESTIC  0.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,000                                             81
      Ashland, Inc.    800                                                    46
      ConocoPhillips    6,546                                                552
      Kerr-McGee Corp.    1,269                                               75
      Marathon Oil Corp.    3,100                                            118
    o Nabors Industries Ltd.    1,400                                         69
      Sunoco, Inc.    900                                                     67
    o Transocean, Inc.    2,945                                              104
      Unocal Corp.    2,400                                                  100
                                                                     -----------
                                                                           1,212
      OIL: INTERNATIONAL  0.7%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    20,654                                        1,096
  (7) Exxon Mobil Corp.    63,158                                          3,108
                                                                     -----------
                                                                           4,204
      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    12,300                                                141
      Eastman Kodak Co.    3,100                                              94
                                                                     -----------
                                                                             235
      PAPER & FOREST PRODUCTS  0.1%
      --------------------------------------------------------------------------
    o Boise Cascade Corp.    700                                              21
      Georgia-Pacific Corp.    2,228                                          77
      International Paper Co.    4,846                                       187
      Kimberly-Clark Corp.    4,960                                          296
      Louisiana-Pacific Corp.    600                                          15
      MeadWestvaco Corp.    1,970                                             62
      Temple-Inland, Inc.    600                                              35
      Weyerhaeuser Co.    2,300                                              144
                                                                     -----------
                                                                             837
      PRODUCER GOODS & MANUFACTURING  0.9%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    2,100                                   77
      Avery Dennison Corp.    1,200                                           73
      Caterpillar, Inc.    3,300                                             266
      Cooper Industries Ltd., Class A    900                                  57
      Deere & Co.    2,300                                                   137
      Dover Corp.    2,000                                                    79
      Emerson Electric Co.    4,000                                          256
    o Fisher Scientific International, Inc.    1,115                          64
  (6) General Electric Co.    101,500                                      3,463
      Honeywell International, Inc.    8,437                                 284
      Illinois Tool Works, Inc.    3,000                                     277
      Ingersoll-Rand Co., Class A    1,650                                   113
      Johnson Controls, Inc.    1,800                                        103
    o Millipore Corp.    400                                                  18
      Pall Corp.    1,000                                                     26
      Parker Hannifin Corp.    1,150                                          81
      Snap-On, Inc.    600                                                    18
      W.W. Grainger, Inc.    900                                              53
                                                                     -----------
                                                                           5,445
      RAILROAD & SHIPPING  0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    3,800                            159
      CSX Corp.    2,200                                                      80


26 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Norfolk Southern Corp.    3,600                                        122
      Union Pacific Corp.    2,500                                           158
                                                                     -----------
                                                                             519
      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A    900                                                     33
      Equity Office Properties Trust    3,900                                109
      Equity Residential    2,600                                             87
      Plum Creek Timber Co., Inc.    1,700                                    62
      ProLogis    1,700                                                       66
      Simon Property Group, Inc.    1,700                                     99
                                                                     -----------
                                                                             456
      RETAIL  1.1%
      --------------------------------------------------------------------------
      Albertson's, Inc.    3,538                                              81
    o Autonation, Inc.    3,000                                               52
    o AutoZone, Inc.    800                                                   65
    o Bed, Bath & Beyond, Inc.    2,800                                      114
      Best Buy Co., Inc.    3,150                                            187
    o Big Lots, Inc.    1,100                                                 14
      Circuit City Stores, Inc.    2,000                                      33
      Costco Wholesale Corp.    4,400                                        211
      CVS Corp.    3,900                                                     169
      Dillards, Inc., Class A    500                                          10
      Dollar General Corp.    3,303                                           64
      Family Dollar Stores, Inc.    1,700                                     50
      Federated Department Stores, Inc.    1,700                              86
      The Gap, Inc.    8,300                                                 166
      Home Depot, Inc.    21,700                                             891
      J.C. Penney Co., Inc. Holding Co.    2,500                              86
    o Kohl's Corp.    3,200                                                  162
    o Kroger Co.    7,200                                                    109
      Limitedbrands    4,994                                                 124
      Lowe's Cos., Inc.    7,600                                             428
      The May Department Stores Co.    2,800                                  73
      Nordstrom, Inc.    1,300                                                56
    o Office Depot, Inc.    3,300                                             53
      RadioShack Corp.    1,900                                               57
    o Safeway, Inc.    4,200                                                  77
      Sears, Roebuck & Co.    2,100                                           74
      Staples, Inc.    4,750                                                 141
      Target Corp.    8,800                                                  440
      Tiffany & Co.    1,400                                                  41
      TJX Cos., Inc.    5,200                                                125
    o Toys `R' Us, Inc.    2,600                                              47
 (10) Wal-Mart Stores, Inc.    40,900                                      2,205
      Walgreen Co.    9,900                                                  355
      Winn-Dixie Stores, Inc.    1,500                                         5
                                                                     -----------
                                                                           6,851
      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    735                                     12
      Nucor Corp.    1,800                                                    76
      United States Steel Corp.    900                                        33
      Worthington Industries, Inc.    900                                     18
                                                                     -----------
                                                                             139
      TELEPHONE  0.5%
      --------------------------------------------------------------------------
      Alltel Corp.    3,100                                                  170
      AT&T Corp.    7,358                                                    126
    o Avaya, Inc.    4,132                                                    59
      BellSouth Corp.    17,800                                              475
      CenturyTel, Inc.    1,350                                               43
    o Citizens Communications Co.    2,576                                    35
    o Nextel Communications, Inc.,
      Class A    10,600                                                      281
    o Qwest Communications International,
      Inc.    15,773                                                          54
      SBC Communications, Inc.    32,336                                     817
      Sprint Corp. (FON Group)    13,000                                     272
      Verizon Communications, Inc.    26,758                               1,046
                                                                     -----------
                                                                           3,378
      TOBACCO  0.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.    19,800                                           960
      Reynolds American, Inc.    1,442                                        99
      UST, Inc.    1,600                                                      66
                                                                     -----------
                                                                           1,125
      TRAVEL & RECREATION  0.1%
      --------------------------------------------------------------------------
      Brunswick Corp.    900                                                  42
      Carnival Corp.    6,100                                                308
      Harrah's Entertainment, Inc.    1,200                                   70
      Hilton Hotels Corp.    3,600                                            72
      Marriott International, Inc., Class A    2,200                         120
      Starwood Hotels & Resorts Worldwide,
      Inc.    1,900                                                           91
                                                                     -----------
                                                                             703


                                                         See financial notes. 27

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,575                                                  109
      Ryder Systems, Inc.    400                                              20
                                                                     -----------
                                                                             129
      UTILITIES: ELECTRIC & GAS  0.5%
      --------------------------------------------------------------------------
    o The AES Corp.    6,000                                                  65
    o Allegheny Energy, Inc.    1,070                                         20
      Ameren Corp.    1,800                                                   86
      American Electric Power Co., Inc.    3,860                             127
    o Calpine Corp.    2,700                                                   7
      Centerpoint Energy, Inc.    2,949                                       31
      Cinergy Corp.    1,600                                                  63
    o CMS Energy Corp.    1,000                                                9
      Consolidated Edison, Inc.    2,100                                      91
      Constellation Energy Group, Inc.    1,700                               69
      Dominion Resources, Inc.    3,078                                      198
      DTE Energy Co.    1,400                                                 60
      Duke Energy Corp.    8,852                                             217
    o Dynegy, Inc., Class A    3,100                                          15
      Edison International    3,200                                           98
      El Paso Corp.    5,006                                                  45
      Entergy Corp.    2,400                                                 157
      Exelon Corp.    6,224                                                  247
      FirstEnergy Corp.    3,195                                             132
      FPL Group, Inc.    1,900                                               131
      KeySpan Corp.    1,300                                                  52
      Kinder Morgan, Inc.    1,107                                            71
      Nicor, Inc.    500                                                      19
      NiSource, Inc.    2,646                                                 57
      Peoples Energy Corp.    200                                              9
    o PG&E Corp.    4,000                                                    128
      Pinnacle West Capital Corp.    800                                      34
      PPL Corp.    1,800                                                      94
      Progress Energy, Inc.    2,475                                         102
      Public Service Enterprise Group, Inc.    2,300                          98
      Sempra Energy    2,103                                                  70
      The Southern Co.    7,200                                              227
      TECO Energy, Inc.    1,300                                              18
      TXU Corp.    2,767                                                     169
      Williams Cos., Inc.    5,000                                            63
      Xcel Energy, Inc.    3,850                                              66
                                                                     -----------
                                                                           3,145
      OTHER INVESTMENT COMPANIES
      83.1% of net assets

 /(3) Schwab International Index
      Fund, Select Shares   8,331,435                                    123,555
 /(1) Schwab S&P 500 Fund,
      Select Shares   8,151,944                                          144,127
 /(2) Schwab Small-Cap Index
      Fund, Select Shares   6,200,618                                    123,764
 /(4) Schwab Total Bond
      Market Fund    8,901,276                                            90,793
 /(5) Schwab Value Advantage
      Money Fund, Investor Shares
      27,380,154                                                          27,380
                                                                     -----------
                                                                         509,619

      SECURITY                                       FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.4% of net assets

      HSBC Bank, USA Grand Cayman
      Time Deposit
         1.29%, 11/01/04                                   2,653           2,653

END OF INVESTMENTS.


28 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $613,726 a
Receivables:
  Fund shares sold                                                          463
  Interest                                                                    1
  Dividends                                                                 399
Prepaid expenses                                                    +        14
                                                                    ------------
TOTAL ASSETS                                                            614,603

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      347
  Investments bought                                                        323
  Investment adviser and administrator fees                                  10
  Transfer agent and shareholder service fees                                13
  Trustees' fees                                                              1
Accrued expenses                                                    +        81
                                                                    ------------
TOTAL LIABILITIES                                                           775

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            614,603
TOTAL LIABILITIES                                                   -       775
                                                                    ------------
NET ASSETS                                                             $613,828

NET ASSETS BY SOURCE
Capital received from investors                                         555,835
Net investment income not yet distributed                                 1,494
Net realized capital losses                                             (24,667)
Net unrealized capital gains                                             81,166

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$613,828           39,421              $15.57

  Unless stated, all numbers x 1,000.

a The fund paid $532,560 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                 $50,952
     Sales/maturities          $64,598

  The fund's total security transactions with other SchwabFunds(R) during the period were $93.

  Percent of fund shares of other Schwab funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                      1.7%
  Small-Cap Index Fund              7.6%
  International Index Fund         10.0%

  SCHWAB BOND FUNDS
  Total Bond Market Fund            8.6%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund                      0.1%


FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                $537,346

NET UNREALIZED GAINS AND LOSSES:
Gains                                          $96,660
Losses                                     +   (20,280)
                                           ------------
                                               $76,380

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                 $1,494
Long-term capital gains                            $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                          Loss amount
  2010                                          $1,799
  2011                                          16,068
  2012                                     +     2,014
                                           ------------
                                               $19,881


                                                         See financial notes. 29

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $11,305
Interest                                                             +        6
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  11,311

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (2,288)
Net realized gains received from underlying funds                    +    1,577
                                                                     -----------
NET REALIZED LOSSES                                                        (711)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      48,907

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,642 a
Transfer agent and shareholder service fees                               1,533 b
Trustees' fees                                                                9 c
Custodian fees                                                               46
Portfolio accounting fees                                                    83
Professional fees                                                            34
Registration fees                                                            22
Shareholder reports                                                          97
Other expenses                                                       +       11
                                                                     -----------
Total expenses                                                            4,477
Expense reduction                                                    -    1,411 d
                                                                     -----------
NET EXPENSES                                                              3,066

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  11,311
NET EXPENSES                                                         -    3,066
                                                                     -----------
NET INVESTMENT INCOME                                                     8,245
NET REALIZED LOSSES                                                        (711) e
NET UNREALIZED GAINS                                                 +   48,907 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $56,441

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $48,196.


30 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04       11/1/02-10/31/03
Net investment income                             $8,245                 $7,781
Net realized losses                                 (711)               (13,734)
Net unrealized gains                    +         48,907                107,668
                                        ----------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            56,441                101,715

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income              $8,251                 $8,524 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04           11/1/02-10/31/03
                                SHARES          VALUE       SHARES        VALUE
Shares sold                      6,342        $95,944        5,664      $72,375
Shares reinvested                  547          8,044          694        8,339
Shares redeemed              +  (7,686)      (116,063)      (8,438)    (105,988)
                             ---------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                       (797)      ($12,075)      (2,080)    ($25,274)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             40,218       $577,713     42,298       $509,796
Total increase or
decrease                     +    (797)        36,115     (2,080)        67,917 c
                             ---------------------------------------------------
END OF PERIOD                   39,421       $613,828     40,218       $577,713 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 54% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $6,411 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions are:

  CURRENT PERIOD
  Ordinary income                $8,251
  Long-term capital gains           $--

  PRIOR PERIOD
  Ordinary income                $8,524
  Long-term capital gains           $--

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $1,494 and $1,500 at the end of the current period and prior period, respectively.


                                                      See financial notes.    31

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
                                                    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                13.78       12.05       13.47       15.53       14.85
                                                    -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                0.29        0.25        0.32        0.45        0.36
  Net realized and unrealized gains or losses          0.88        1.77       (1.22)      (1.92)       0.69
                                                    -------------------------------------------------------------------------
  Total income or loss from investment operations      1.17        2.02       (0.90)      (1.47)       1.05
Less distributions:
  Dividends from net investment income                (0.29)      (0.29)      (0.40)      (0.49)      (0.28)
  Distributions from net realized gains                  --          --       (0.12)      (0.10)      (0.09)
                                                    -------------------------------------------------------------------------
  Total distributions                                 (0.29)      (0.29)      (0.52)      (0.59)      (0.37)
                                                    -------------------------------------------------------------------------
Net asset value at end of period                      14.66       13.78       12.05       13.47       15.53
                                                    -------------------------------------------------------------------------
Total return (%)                                       8.61       17.12       (7.08)      (9.72)       7.11

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                             0.50        0.50        0.50        0.50        0.57 2
  Gross operating expenses 1                           0.74        0.74        0.74        0.74        0.82
  Net investment income                                2.03        1.98        2.35        3.31        2.46
Portfolio turnover rate                                  11          17          31          21          18
Net assets, end of period ($ x 1,000,000)               541         516         462         497         510

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
  The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


32 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser


                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------

 86.9%  OTHER INVESTMENT
        COMPANIES                                          427,200      470,527
 12.6%  COMMON STOCK                                        46,967       68,085
  0.5%  SHORT-TERM
        INVESTMENT                                           2,590        2,590
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                  476,757      541,202

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (12)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                541,190

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 12.6% of net assets

      AEROSPACE / DEFENSE  0.2%
      --------------------------------------------------------------------------
      The Boeing Co.    5,484                                                273
      Crane Co.    200                                                         5
      General Dynamics Corp.    1,300                                        133
      Goodrich Corp.    700                                                   22
      Lockheed Martin Corp.    2,900                                         160
      Northrop Grumman Corp.    2,256                                        117
      Raytheon Co.    2,600                                                   95
      Rockwell Automation, Inc.    1,200                                      50
      Rockwell Collins, Inc.    1,200                                         42
      Textron, Inc.    1,000                                                  68
      United Technologies Corp.    3,300                                     306
                                                                     -----------
                                                                           1,271
      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    900                                             5
      FedEx Corp.    1,960                                                   178
      Sabre Holdings Corp., Class A    922                                    20
      Southwest Airlines Co.    5,137                                         81
      United Parcel Service, Inc., Class B    7,385                          585
                                                                     -----------
                                                                             869
      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    200                                        13
      Anheuser-Busch Cos., Inc.    5,200                                     260
      Brown-Forman Corp., Class B    804                                      36
                                                                     -----------
                                                                             309
      APPAREL  0.1%
      --------------------------------------------------------------------------
    o Coach, Inc.    1,200                                                    56
      Jones Apparel Group, Inc.    800                                        28
      Liz Claiborne, Inc.    800                                              33
      Nike, Inc., Class B    1,700                                           138
      Reebok International Ltd.    300                                        11
      VF Corp.    800                                                         43
                                                                     -----------
                                                                             309
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    400                                          8
      Cummins, Inc.    300                                                    21
      Dana Corp.    1,085                                                     16
      Danaher Corp.    2,000                                                 110
      Delphi Corp.    3,884                                                   33
      Eaton Corp.    1,000                                                    64
      Ford Motor Co.    12,185                                               159
      General Motors Corp.    3,650                                          141
      Genuine Parts Co.    1,150                                              46
    o Goodyear Tire & Rubber Co.    1,000                                     10
      Harley-Davidson, Inc.    2,000                                         115
    o Navistar International Corp.    400                                     14
      Visteon Corp.    1,047                                                   7
                                                                     -----------
                                                                             744


                                                         See financial notes. 33

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BANKS  1.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    2,600                                               69
      Bank of America Corp.    26,286                                      1,177
      The Bank of New York Co., Inc.    4,900                                159
      BB&T Corp.    3,600                                                    148
      Comerica, Inc.    1,100                                                 68
      Fifth Third Bancorp    3,658                                           180
      First Horizon National Corp.    800                                     35
      Huntington Bancshares, Inc.    1,597                                    38
      JPMorgan Chase & Co.    22,713                                         877
      KeyCorp, Inc.    2,600                                                  87
      M&T Bank Corp.    800                                                   82
      Marshall & Ilsley Corp.    1,344                                        56
      Mellon Financial Corp.    2,800                                         81
      National City Corp.    4,100                                           160
      North Fork Bancorp., Inc.    2,000                                      88
      Northern Trust Corp.    1,400                                           60
      PNC Financial Services Group, Inc.    1,900                             99
      Regions Financial Corp.    3,078                                       108
      SouthTrust Corp.    2,200                                               96
      State Street Corp.    2,200                                             99
      SunTrust Banks, Inc.    2,300                                          162
      Synovus Financial Corp.    1,900                                        52
      U.S. Bancorp    12,554                                                 359
      Wachovia Corp.    8,536                                                420
      Wells Fargo & Co.    10,835                                            647
      Zions Bancorp.    600                                                   40
                                                                     -----------
                                                                           5,447
      BUSINESS MACHINES & SOFTWARE  1.1%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    1,600                                            90
    o Apple Computer, Inc.    2,200                                          116
      Autodesk, Inc.    800                                                   42
    o BMC Software, Inc.    1,600                                             30
    o Cisco Systems, Inc.    44,500                                          855
    o Compuware Corp.    2,400                                                14
    o Comverse Technology, Inc.    1,000                                      21
    o Dell, Inc.    16,500                                                   579
    o EMC Corp.    15,562                                                    200
    o Gateway, Inc.    2,100                                                  12
      Hewlett-Packard Co.    19,724                                          368
      International Business Machines
      Corp.    10,800                                                        969
    o Lexmark International, Inc., Class A    800                             66
  (8) Microsoft Corp.    69,800                                            1,954
    o NCR Corp.    600                                                        34
    o Network Appliance, Inc.    2,000                                        49
    o Novell, Inc.    2,200                                                   16
    o Oracle Corp.    34,000                                                 430
      Pitney Bowes, Inc.    1,600                                             70
    o Siebel Systems, Inc.    3,000                                           29
    o Sun Microsystems, Inc.    20,800                                        94
    o Unisys Corp.    2,100                                                   22
    o Xerox Corp.    5,200                                                    77
                                                                     -----------
                                                                           6,137
      BUSINESS SERVICES  0.6%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    465                                                          25
    o Allied Waste Industries, Inc.    2,100                                  17
    o Apollo Group, Inc., Class A    1,100                                    73
      Automatic Data Processing, Inc.    3,900                               169
      Cendant Corp.    6,415                                                 132
      Cintas Corp.    1,102                                                   48
    o Citrix Systems, Inc.    1,200                                           29
      Computer Associates International,
      Inc.    3,825                                                          106
    o Computer Sciences Corp.    1,090                                        54
    o Convergys Corp.    869                                                  11
      Deluxe Corp.    500                                                     19
    o eBay, Inc.    4,208                                                    411
      Electronic Data Systems Corp.    3,100                                  66
      Equifax, Inc.    900                                                    23
      First Data Corp.    5,704                                              235
    o Fiserv, Inc.    1,200                                                   43
      H&R Block, Inc.    1,200                                                57
      IMS Health, Inc.    1,500                                               32
    o Interpublic Group of Cos., Inc.    2,500                                31
    o Intuit, Inc.    1,327                                                   60
    o Mercury Interactive Corp.    500                                        22
    o Monster Worldwide, Inc.    666                                          19
      Omnicom Group, Inc.    1,200                                            95
    o Parametric Technology Corp.    1,800                                     9
      Paychex, Inc.    2,475                                                  81
    o PeopleSoft, Inc.    2,400                                               50
      Robert Half International, Inc.    1,200                                32
    o SunGard Data Systems, Inc.    1,832                                     48


34 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Symantec Corp.    1,998                                                114
      Tyco International Ltd.    12,949                                      403
    o Veritas Software Corp.    2,600                                         57
      Waste Management, Inc.    3,712                                        106
    o Yahoo! Inc.    8,400                                                   304
                                                                     -----------
                                                                           2,981
      CHEMICALS  0.2%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    1,500                                 80
      Dow Chemical Co.    6,049                                              272
      E.I. du Pont de Nemours & Co.    6,484                                 278
      Eastman Chemical Co.    600                                             28
      Ecolab, Inc.    2,000                                                   68
      Great Lakes Chemical Corp.    400                                       10
    o Hercules, Inc.    700                                                   10
      Monsanto Co.    1,727                                                   74
      PPG Industries, Inc.    1,200                                           77
      Praxair, Inc.    2,000                                                  84
      Rohm & Haas Co.    1,421                                                60
      Sigma-Aldrich Corp.    500                                              28
                                                                     -----------
                                                                           1,069
      CONSTRUCTION  0.1%
      --------------------------------------------------------------------------
      Centex Corp.    800                                                     41
      Fluor Corp.    500                                                      23
      KB Home    300                                                          25
      Masco Corp.    3,000                                                   103
      Pulte Homes, Inc.    800                                                44
      The Sherwin-Williams Co.    1,100                                       47
      The Stanley Works    600                                                27
      Vulcan Materials Co.    700                                             35
                                                                     -----------
                                                                             345
      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    600                                             48
      Leggett & Platt, Inc.    1,300                                          37
      Maytag Corp.    600                                                     11
      Newell Rubbermaid, Inc.    1,872                                        40
      Whirlpool Corp.    500                                                  29
                                                                     -----------
                                                                             165
      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    800                                                       32
      Bemis Co.    600                                                        16
    o Pactiv Corp.    1,000                                                   23
    o Sealed Air Corp.    621                                                 31
                                                                     -----------
                                                                             102
      ELECTRONICS  0.6%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    5,000                                   11
    o Advanced Micro Devices, Inc.    2,040                                   34
    o Agilent Technologies, Inc.    2,917                                     73
    o Altera Corp.    2,546                                                   58
      American Power Conversion Corp.    1,175                                23
      Analog Devices, Inc.    2,300                                           93
    o Andrew Corp.    1,025                                                   14
    o Applied Materials, Inc.    10,900                                      175
    o Applied Micro Circuits Corp.    1,928                                    7
    o Broadcom Corp., Class A    2,000                                        54
    o CIENA Corp.    2,100                                                     5
      Intel Corp.    42,100                                                  937
      ITT Industries, Inc.    600                                             49
    o Jabil Circuit, Inc.    1,341                                            33
    o JDS Uniphase Corp.    8,464                                             27
    o KLA-Tencor Corp.    1,200                                               55
      Linear Technology Corp.    2,000                                        76
    o LSI Logic Corp.    2,000                                                 9
    o Lucent Technologies, Inc.    26,905                                     96
      Maxim Integrated Products, Inc.    2,100                                92
    o Micron Technology, Inc.    3,600                                        44
      Molex, Inc.    1,250                                                    37
      Motorola, Inc.    14,770                                               255
    o National Semiconductor Corp.    2,200                                   37
    o Novellus Systems, Inc.    900                                           23
    o Nvidia Corp.    900                                                     13
      PerkinElmer, Inc.    600                                                12
    o PMC--Sierra, Inc.    1,100                                              11
    o Power-One, Inc.    240                                                   2
    o QLogic Corp.    585                                                     19
      Qualcomm, Inc.    10,200                                               426
    o Sanmina--SCI Corp.    3,400                                             27
      Scientific-Atlanta, Inc.    1,000                                       27
    o Solectron Corp.    5,300                                                28
      Symbol Technologies, Inc.    1,284                                      19
      Tektronix, Inc.    500                                                  15
    o Tellabs, Inc.    2,700                                                  22
    o Teradyne, Inc.    1,100                                                 18
      Texas Instruments, Inc.    11,300                                      276
    o Thermo Electron Corp.    900                                            26
    o Thomas & Betts Corp.    231                                              7
    o Waters Corp.    900                                                     37
      Xilinx, Inc.    2,100                                                   64
                                                                     -----------
                                                                           3,366


                                                         See financial notes. 35

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ENERGY: RAW MATERIALS  0.2%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    1,510                                      102
      Apache Corp.    2,048                                                  104
      Baker Hughes, Inc.    2,250                                             96
    o BJ Services Co.    1,000                                                51
      Burlington Resources, Inc.    2,820                                    117
      Devon Energy Corp.    1,500                                            111
      EOG Resources, Inc.    759                                              51
      Halliburton Co.    2,974                                               110
    o Noble Corp.    900                                                      41
      Occidental Petroleum Corp.    2,400                                    134
    o Rowan Cos., Inc.    600                                                 15
      Schlumberger Ltd.    3,900                                             245
      Valero Energy Corp.    1,600                                            69
                                                                     -----------
                                                                           1,246
      FOOD & AGRICULTURE  0.4%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    4,446                                     86
      Campbell Soup Co.    2,800                                              75
      The Coca-Cola Co.    15,800                                            642
      Coca-Cola Enterprises, Inc.    2,700                                    56
      ConAgra Foods, Inc.    3,300                                            87
      General Mills, Inc.    2,392                                           106
      H.J. Heinz Co.    2,300                                                 84
      Hershey Foods Corp.    1,600                                            81
      Kellogg Co.    2,700                                                   116
      McCormick & Co., Inc.    900                                            32
      The Pepsi Bottling Group, Inc.    1,826                                 51
      PepsiCo, Inc.    11,070                                                549
      Sara Lee Corp.    5,100                                                119
      Supervalu, Inc.    900                                                  27
      Sysco Corp.    4,400                                                   142
      Wm. Wrigley Jr. Co.    1,600                                           105
                                                                     -----------
                                                                           2,358
      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    2,754                                          131

      HEALTHCARE / DRUGS & MEDICINE  1.5%
      --------------------------------------------------------------------------
      Abbott Laboratories    10,200                                          435
      Allergan, Inc.    900                                                   64
      AmerisourceBergen Corp.    700                                          39
    o Amgen, Inc.    8,340                                                   474
    o Anthem, Inc.    926                                                     74
      Applied Biosystems Group --
      Applera Corp.    1,400                                                  27
      Bausch & Lomb, Inc.    400                                              24
      Baxter International, Inc.    3,800                                    117
      Becton Dickinson & Co.    1,800                                         95
    o Biogen Idec, Inc.    2,150                                             125
      Biomet, Inc.    1,575                                                   74
    o Boston Scientific Corp.    5,248                                       185
      Bristol-Myers Squibb Co.    12,800                                     300
      C.R. Bard, Inc.    600                                                  34
      Cardinal Health, Inc.    2,775                                         130
    o Caremark Rx, Inc.    2,408                                              72
    o Chiron Corp.    1,200                                                   39
      Eli Lilly & Co.    7,400                                               406
    o Express Scripts, Inc.    500                                            32
    o Forest Laboratories, Inc.    2,400                                     107
    o Genzyme Corp.    1,400                                                  73
    o Gilead Sciences, Inc.    2,400                                          83
      Guidant Corp.    2,000                                                 133
      HCA, Inc.    3,400                                                     125
      Health Management Associates, Inc.,
      Class A    1,600                                                        33
    o Hospira, Inc.    1,020                                                  33
    o Humana, Inc.    800                                                     15
      Johnson & Johnson    19,272                                          1,125
    o King Pharmaceuticals, Inc.    1,388                                     15
      Manor Care, Inc.    500                                                 16
      McKesson Corp.    1,773                                                 47
    o Medco Health Solutions, Inc.    1,784                                   61
    o Medimmune, Inc.    1,400                                                40
      Medtronic, Inc.    7,800                                               399
      Merck & Co., Inc.    14,500                                            454
      Mylan Laboratories, Inc.    1,700                                       29
      Pfizer, Inc.    49,386                                               1,430
      Quest Diagnostics    735                                                64
      Schering-Plough Corp.    9,500                                         172
    o St. Jude Medical, Inc.    1,060                                         81
      Stryker Corp.    2,546                                                 110
    o Tenet Healthcare Corp.    3,150                                         34
      UnitedHealth Group, Inc.    4,200                                      304
    o Watson Pharmaceuticals, Inc.    600                                     17


36 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o WellPoint Health Networks, Inc.    1,000                                98
      Wyeth    8,800                                                         349
    o Zimmer Holdings, Inc.    1,500                                         116
                                                                     -----------
                                                                           8,309
      HOUSEHOLD PRODUCTS  0.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    600                                      27
      Avon Products, Inc.    3,000                                           119
      Clorox Co.    1,300                                                     71
      Colgate-Palmolive Co.    3,600                                         160
      The Gillette Co.    6,700                                              278
      International Flavors & Fragrances,
      Inc.    800                                                             31
      Procter & Gamble Co.    16,800                                         860
                                                                     -----------
                                                                           1,546
      INSURANCE  0.6%
      --------------------------------------------------------------------------
      ACE Ltd.    1,700                                                       65
      Aetna, Inc.    1,034                                                    98
      AFLAC, Inc.    3,300                                                   118
      The Allstate Corp.    4,700                                            226
      AMBAC Financial Group, Inc.    684                                      53
      American International Group, Inc.    16,942                         1,028
      AON Corp.    2,025                                                      41
      Chubb Corp.    1,200                                                    87
      CIGNA Corp.    1,000                                                    63
      Cincinnati Financial Corp.    1,260                                     53
      Hartford Financial Services Group, Inc.    1,800                       105
      Jefferson-Pilot Corp.    1,050                                          51
      Lincoln National Corp.    1,300                                         57
      Loews Corp.    1,200                                                    72
      Marsh & McLennan Cos., Inc.    3,600                                   100
      MBIA, Inc.    1,050                                                     61
      Metlife, Inc.    4,986                                                 191
      MGIC Investment Corp.    700                                            45
      Principal Financial Group, Inc.    2,329                                88
      The Progressive Corp.    1,500                                         140
      Prudential Financial, Inc.    3,500                                    163
      Safeco Corp.    800                                                     37
      The St. Paul Travelors Cos., Inc.    4,241                             144
      Torchmark Corp.    800                                                  43
      UnumProvident Corp.    1,657                                            23
      XL Capital Ltd., Class A    800                                         58
                                                                     -----------
                                                                           3,210
      MEDIA  0.4%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.    4,080                                                          136
    o Comcast Corp., Class A    14,661                                       432
      Dow Jones & Co., Inc.    600                                            27
      Gannett Co., Inc.    1,700                                             141
      Knight-Ridder, Inc.    600                                              41
      The McGraw-Hill Cos., Inc.    1,200                                    104
      Meredith Corp.    300                                                   15
      New York Times Co., Class A    1,100                                    44
      R.R. Donnelley & Sons Co.    1,400                                      44
    o Time Warner, Inc.    29,650                                            493
      Tribune Co.    2,100                                                    91
    o Univision Communications, Inc.,
      Class A    2,048                                                        63
      Viacom, Inc., Class B    11,418                                        417
      The Walt Disney Co.    13,217                                          333
                                                                     -----------
                                                                           2,381
      MISCELLANEOUS  0.1%
      --------------------------------------------------------------------------
      3M Co.    5,000                                                        388

      MISCELLANEOUS FINANCE  1.0%
      --------------------------------------------------------------------------
      American Express Co.    8,300                                          440
      The Bear Stearns Cos., Inc.    602                                      57
      Capital One Financial Corp.    1,500                                   111
    / The Charles Schwab Corp.    8,783                                       80
      CIT Group, Inc.    1,300                                                52
  (9) Citigroup, Inc.    33,476                                            1,485
      Countrywide Financial Corp.    3,498                                   112
    o E*TRADE Financial Corp.    2,400                                        31
      Fannie Mae    6,300                                                    442
      Federated Investors, Inc., Class B    700                               20
      Franklin Resources, Inc.    1,700                                      103
      Freddie Mac    4,500                                                   300
      Golden West Financial Corp.    1,000                                   117
      Goldman Sachs Group, Inc.    3,079                                     303
      Janus Capital Group, Inc.    1,400                                      21
      Lehman Brothers Holdings, Inc.    1,800                                148
      MBNA Corp.    8,268                                                    212
      Merrill Lynch & Co., Inc.    6,300                                     340
      Moody's Corp.    1,000                                                  78
      Morgan Stanley    7,010                                                358


                                                         See financial notes. 37

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Providian Financial Corp.    1,900                                      30
      SLM Corp.    3,000                                                     136
      Sovereign Bancorp, Inc.    1,800                                        39
      T. Rowe Price Group, Inc.    800                                        45
      Washington Mutual, Inc.    5,874                                       227
                                                                     -----------
                                                                           5,287
      NON-DURABLES & ENTERTAINMENT  0.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    1,350                                       33
    o Electronic Arts, Inc.    1,792                                          80
      Fortune Brands, Inc.    1,000                                           73
      Hasbro, Inc.    1,275                                                   23
      International Game Technology    2,100                                  69
      Mattel, Inc.    2,825                                                   49
      McDonald's Corp.    8,100                                              236
    o Starbucks Corp.    2,440                                               129
      Wendy's International, Inc.    800                                      27
      Yum! Brands, Inc.    2,060                                              90
                                                                     -----------
                                                                             809
      NON-FERROUS METALS  0.1%
      --------------------------------------------------------------------------
      Alcoa, Inc.    5,648                                                   183
      Engelhard Corp.    800                                                  23
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    1,100                                                        40
      Phelps Dodge Corp.    540                                               47
                                                                     -----------
                                                                             293
      OIL: DOMESTIC  0.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    600                                               48
      Ashland, Inc.    500                                                    29
      ConocoPhillips    4,324                                                364
      Kerr-McGee Corp.    771                                                 46
      Marathon Oil Corp.    2,100                                             80
    o Nabors Industries Ltd.    1,000                                         49
      Sunoco, Inc.    600                                                     45
    o Transocean, Inc.    2,016                                               71
      Unocal Corp.    1,600                                                   67
                                                                     -----------
                                                                             799
      OIL: INTERNATIONAL  0.5%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    13,790                                          732
  (7) Exxon Mobil Corp.    42,420                                          2,088
                                                                     -----------
                                                                           2,820
      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    8,300                                                  95
      Eastman Kodak Co.    2,000                                              61
                                                                     -----------
                                                                             156
      PAPER & FOREST PRODUCTS  0.1%
      --------------------------------------------------------------------------
    o Boise Cascade Corp.    600                                              18
      Georgia-Pacific Corp.    1,496                                          52
      International Paper Co.    3,166                                       122
      Kimberly-Clark Corp.    3,380                                          202
      Louisiana-Pacific Corp.    700                                          17
      MeadWestvaco Corp.    1,279                                             40
      Temple-Inland, Inc.    400                                              23
      Weyerhaeuser Co.    1,400                                               88
                                                                     -----------
                                                                             562
      PRODUCER GOODS & MANUFACTURING  0.7%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    1,500                                   55
      Avery Dennison Corp.    700                                             43
      Caterpillar, Inc.    2,300                                             185
      Cooper Industries Ltd., Class A    600                                  38
      Deere & Co.    1,500                                                    90
      Dover Corp.    1,400                                                    55
      Emerson Electric Co.    2,800                                          179
    o Fisher Scientific International, Inc.    720                            41
  (6) General Electric Co.    68,100                                       2,324
      Honeywell International, Inc.    5,700                                 192
      Illinois Tool Works, Inc.    2,000                                     185
      Ingersoll-Rand Co., Class A    1,100                                    75
      Johnson Controls, Inc.    1,200                                         69
    o Millipore Corp.    200                                                   9
      Pall Corp.    800                                                       21
      Parker Hannifin Corp.    700                                            49
      Snap-On, Inc.    350                                                    10
      W.W. Grainger, Inc.    600                                              35
                                                                     -----------
                                                                           3,655
      RAILROAD & SHIPPING  0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    2,500                            104
      CSX Corp.    1,500                                                      55
      Norfolk Southern Corp.    2,500                                         85
      Union Pacific Corp.    1,700                                           107
                                                                     -----------
                                                                             351


38 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A    600                                                          22
      Equity Office Properties Trust    2,600                                 73
      Equity Residential    1,700                                             57
      Plum Creek Timber Co., Inc.    1,200                                    43
      ProLogis    1,200                                                       47
      Simon Property Group, Inc.    1,100                                     64
                                                                     -----------
                                                                             306
      RETAIL  0.9%
      --------------------------------------------------------------------------
      Albertson's, Inc.    2,671                                              61
    o Autonation, Inc.    2,000                                               34
    o AutoZone, Inc.    500                                                   41
    o Bed, Bath & Beyond, Inc.    1,800                                       73
      Best Buy Co., Inc.    2,100                                            124
    o Big Lots, Inc.    700                                                    9
      Circuit City Stores, Inc.    1,400                                      23
      Costco Wholesale Corp.    3,000                                        144
      CVS Corp.    2,600                                                     113
      Dillards, Inc., Class A    700                                          14
      Dollar General Corp.    2,202                                           42
      Family Dollar Stores, Inc.    1,100                                     33
      Federated Department Stores, Inc.    1,100                              56
      The Gap, Inc.    5,662                                                 113
      Home Depot, Inc.    14,600                                             600
      J.C. Penney Co., Inc. Holding Co.    1,700                              59
    o Kohl's Corp.    2,200                                                  112
    o Kroger Co.    5,300                                                     80
      Limitedbrands    3,388                                                  84
      Lowe's Cos., Inc.    5,000                                             281
      The May Department Stores Co.    2,100                                  55
      Nordstrom, Inc.    900                                                  39
    o Office Depot, Inc.    2,500                                             40
      RadioShack Corp.    1,300                                               39
    o Safeway, Inc.    2,800                                                  51
      Sears, Roebuck & Co.    1,600                                           56
      Staples, Inc.    3,050                                                  91
      Target Corp.    5,800                                                  290
      Tiffany & Co.    950                                                    28
      TJX Cos., Inc.    3,600                                                 86
    o Toys `R' Us, Inc.    1,200                                              22
 (10) Wal-Mart Stores, Inc.    27,400                                      1,477
      Walgreen Co.    6,600                                                  237
      Winn-Dixie Stores, Inc.    1,200                                         4
                                                                     -----------
                                                                           4,611
      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    492                                      8
      Nucor Corp.    1,200                                                    51
      United States Steel Corp.    700                                        26
      Worthington Industries, Inc.    300                                      6
                                                                     -----------
                                                                              91
      TELEPHONE  0.4%
      --------------------------------------------------------------------------
      Alltel Corp.    2,100                                                  115
      AT&T Corp.    4,941                                                     85
    o Avaya, Inc.    2,775                                                    40
      BellSouth Corp.    11,900                                              317
      CenturyTel, Inc.    900                                                 29
    o Citizens Communications Co.    1,732                                    23
    o Nextel Communications, Inc.,
      Class A    7,200                                                       191
    o Qwest Communications International,
      Inc.    10,622                                                          36
      SBC Communications, Inc.    21,788                                     550
      Sprint Corp. (FON Group)    8,750                                      183
      Verizon Communications, Inc.    17,836                                 698
                                                                     -----------
                                                                           2,267
      TOBACCO  0.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    13,200                                           640
      Reynolds American, Inc.    914                                          63
      UST, Inc.    1,100                                                      45
                                                                     -----------
                                                                             748
      TRAVEL & RECREATION  0.1%
      --------------------------------------------------------------------------
      Brunswick Corp.    600                                                  28
      Carnival Corp.    4,100                                                207
      Harrah's Entertainment, Inc.    700                                     41
      Hilton Hotels Corp.    2,500                                            50
      Marriott International, Inc., Class A    1,500                          82
      Starwood Hotels & Resorts Worldwide,
      Inc.    1,200                                                           57
                                                                     -----------
                                                                             465


                                                         See financial notes. 39

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,050                                                   73
      Ryder Systems, Inc.    400                                              20
                                                                     -----------
                                                                              93
      UTILITIES: ELECTRIC & GAS  0.4%
      --------------------------------------------------------------------------
    o The AES Corp.    3,200                                                  35
    o Allegheny Energy, Inc.    720                                           13
      Ameren Corp.    1,200                                                   58
      American Electric Power Co., Inc.    2,580                              85
    o Calpine Corp.    1,800                                                   4
      Centerpoint Energy, Inc.    1,924                                       20
      Cinergy Corp.    1,000                                                  39
    o CMS Energy Corp.    700                                                  7
      Consolidated Edison, Inc.    1,500                                      65
      Constellation Energy Group, Inc.    1,000                               41
      Dominion Resources, Inc.    2,167                                      139
      DTE Energy Co.    1,000                                                 43
      Duke Energy Corp.    5,952                                             146
    o Dynegy, Inc., Class A    2,100                                          10
      Edison International    2,200                                           67
      El Paso Corp.    3,222                                                  29
      Entergy Corp.    1,500                                                  98
      Exelon Corp.    4,324                                                  171
      FirstEnergy Corp.    2,030                                              84
      FPL Group, Inc.    1,300                                                90
      KeySpan Corp.    900                                                    36
      Kinder Morgan, Inc.    745                                              48
      Nicor, Inc.    300                                                      11
      NiSource, Inc.    1,651                                                 35
      Peoples Energy Corp.    200                                              9
    o PG&E Corp.    2,700                                                     86
      Pinnacle West Capital Corp.    600                                      26
      PPL Corp.    1,000                                                      52
      Progress Energy, Inc.    1,593                                          66
      Public Service Enterprise Group, Inc.    1,500                          64
      Sempra Energy    1,360                                                  46
      The Southern Co.    4,500                                              142
      TECO Energy, Inc.    900                                                13
      TXU Corp.    2,122                                                     130
      Williams Cos., Inc.    3,000                                            37
      Xcel Energy, Inc.    2,585                                              44
                                                                     -----------
                                                                           2,089
      OTHER INVESTMENT COMPANIES
      86.9% of net assets

 /(3) Schwab International Index
      Fund, Select Shares 5,576,815                                       82,704
 /(2) Schwab S&P 500 Fund,
      Select Shares 5,309,473                                             93,872
 /(4) Schwab Small-Cap Index Fund,
      Select Shares 4,091,089                                             81,658
 /(1) Schwab Total Bond
      Market Fund 18,437,321                                             188,061
 /(5) Schwab Value Advantage
      Money Fund, Investor Shares
      24,231,862                                                          24,232
                                                                     -----------
                                                                         470,527

      SECURITY                                       FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.5% of net assets

      HSBC Bank, USA Grand Cayman
      Time Deposit
        1.29%, 11/01/04                                    2,590           2,590

END OF INVESTMENTS.


40 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $541,202 a
Receivables:
  Fund shares sold                                                          162
  Interest                                                                    1
  Dividends                                                                 118
Prepaid expenses                                                    +        14
                                                                    ------------
TOTAL ASSETS                                                            541,497

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      170
  Investments bought                                                         52
  Investment adviser and administrator fees                                   9
  Transfer agent and shareholder service fees                                11
  Trustee fees                                                                1
Accrued expenses                                                    +        64
                                                                    ------------
TOTAL LIABILITIES                                                           307

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            541,497
TOTAL LIABILITIES                                                   -       307
                                                                    ------------
NET ASSETS                                                             $541,190

NET ASSETS BY SOURCE
Capital received from investors                                         491,296
Net investment income not yet distributed                                 3,853
Net realized capital losses                                             (18,404)
Net unrealized capital gains                                             64,445

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$541,190           36,910              $14.66

  Unless stated, all numbers x 1,000.

a The fund paid $476,757 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases             $55,917
    Sales/maturities      $63,899

  The fund's total security transactions with other SchwabFunds(R) during the period were $100.

  Percent of fund shares of other Schwab funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                     1.1%
  Small-Cap Index Fund             5.0%
  International Index Fund         6.7%

  SCHWAB BOND FUNDS
  Total Bond Market Fund          17.8%

  SCHWAB MONEY FUNDS
  Value Advantage
   Money Fund                      0.1%

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                $483,848

NET UNREALIZED GAINS AND LOSSES:
Gains                                          $69,043
Losses                                     +   (11,689)
                                           ------------
                                               $57,354

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                 $3,853
Long-term capital gains                            $--
CAPITAL LOSSES UTILIZED                           $680

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                          Loss amount
  2011                                         $11,313


                                                         See financial notes. 41

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                               $13,437
Interest                                                             +        8
                                                                     ----------
TOTAL INVESTMENT INCOME                                                  13,445

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments                                           203
Net realized gains received from underlying funds                    +    3,264
                                                                     ----------
NET REALIZED GAINS                                                        3,467

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on investments                                      29,584

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,325 a
Transfer agent and shareholder service fees                               1,330 b
Trustees' fees                                                                8 c
Custodian fees                                                               42
Portfolio accounting fees                                                    72
Professional fees                                                            35
Registration fees                                                            33
Shareholder reports                                                          58
Other expenses                                                       +       11
                                                                     ----------
Total expenses                                                            3,914
Expense reduction                                                    -    1,254 d
                                                                     ----------
NET EXPENSES                                                              2,660

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  13,445
NET EXPENSES                                                         -    2,660
                                                                     ----------
NET INVESTMENT INCOME                                                    10,785
NET REALIZED GAINS                                                        3,467 e
NET UNREALIZED GAINS                                                 +   29,584 e
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $43,836

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $33,051.


42 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04       11/1/02-10/31/03
Net investment income                            $10,785                 $9,483
Net realized gains or losses                       3,467                 (9,182)
Net unrealized gains                    +         29,584                 75,317
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                   43,836                 75,618

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income             $10,771                $11,180 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04           11/1/02-10/31/03
                                SHARES          VALUE     SHARES          VALUE
Shares sold                      7,160       $101,953      6,802        $85,681
Shares reinvested                  746         10,391        904         10,796
Shares redeemed               + (8,474)      (120,586)    (8,594)      (107,008)
                              --------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                       (568)       ($8,242)      (888)      ($10,531)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04          11/1/02-10/31/03
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             37,478       $516,367     38,366       $462,460
Total increase or
decrease                     +    (568)        24,823       (888)        53,907 c
                             ---------------------------------------------------
END OF PERIOD                   36,910       $541,190     37,478       $516,367 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 28% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $3,502 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income               $10,771
  Long-term capital gains           $--

  PRIOR PERIOD
  Ordinary income               $11,180
  Long-term capital gains           $--

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $3,853 and $3,839 at the end of the current period and prior period, respectively.


                                                         See financial notes. 43

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
                                                    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                12.53       11.37       12.22       13.12       12.73
                                                    -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                0.34        0.29        0.40        0.49        0.47
  Net realized and unrealized gains or losses          0.57        1.16       (0.78)      (0.80)       0.41
                                                    -------------------------------------------------------------------------
  Total income or loss from investment operations      0.91        1.45       (0.38)      (0.31)       0.88
Less distributions:
  Dividends from net investment income                (0.35)      (0.29)      (0.41)      (0.50)      (0.46)
  Distributions from net realized gains                  --          --       (0.06)      (0.09)      (0.03)
                                                    -------------------------------------------------------------------------
  Total distributions                                 (0.35)      (0.29)      (0.47)      (0.59)      (0.49)
                                                    -------------------------------------------------------------------------
Net asset value at end of period                      13.09       12.53       11.37       12.22       13.12
                                                    -------------------------------------------------------------------------
Total return (%)                                       7.38       12.98       (3.29)      (2.39)       6.92

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                             0.50        0.50        0.50        0.50        0.57 2
  Gross operating expenses 1                           0.75        0.75        0.76        0.77        0.84
  Net investment income                                2.70        2.44        3.17        3.85        3.58
Portfolio turnover rate                                  10          17          32          15          16
Net assets, end of period ($ x 1,000,000)               290         289         263         211         194

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


44 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Ten Holding

 o   Non-income producing security

 /   Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 93.8%  OTHER INVESTMENT
        COMPANIES                                       249,080          272,247
  5.5%  COMMON STOCK                                     12,219           15,990
  0.7%  SHORT-TERM
        INVESTMENT                                        1,973            1,973
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               263,272          290,210

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (52)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 290,158

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 5.5% of net assets

      AEROSPACE / DEFENSE 0.1%
      --------------------------------------------------------------------------
      The Boeing Co.    1,246                                                 61
      Crane Co.    150                                                         4
      General Dynamics Corp.    300                                           31
      Goodrich Corp.    200                                                    6
      Lockheed Martin Corp.    700                                            38
      Northrop Grumman Corp.    514                                           27
      Raytheon Co.    600                                                     22
      Rockwell Automation, Inc.    300                                        12
      Rockwell Collins, Inc.    300                                           11
      Textron, Inc.    200                                                    14
      United Technologies Corp.    800                                        74
                                                                     -----------
                                                                             300
      AIR TRANSPORTATION 0.1%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    200                                             1
      FedEx Corp.    460                                                      42
      Sabre Holdings Corp., Class A    244                                     5
      Southwest Airlines Co.    1,218                                         19
      United Parcel Service, Inc., Class B    1,712                          136
                                                                     -----------
                                                                             203
      ALCOHOLIC BEVERAGES 0.0%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    50                                          3
      Anheuser-Busch Cos., Inc.    1,200                                      60
      Brown-Forman Corp., Class B    150                                       7
                                                                     -----------
                                                                              70
      APPAREL 0.0%
      --------------------------------------------------------------------------
    o Coach, Inc.    300                                                      14
      Jones Apparel Group, Inc.    200                                         7
      Liz Claiborne, Inc.    200                                               8
      Nike, Inc., Class B    400                                              32
      Reebok International Ltd.    100                                         4
      VF Corp.    200                                                         11
                                                                     -----------
                                                                              76
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                          2
      Cummins, Inc.    100                                                     7
      Dana Corp.    292                                                        4
      Danaher Corp.    500                                                    28
      Delphi Corp.    868                                                      7
      Eaton Corp.    200                                                      13
      Ford Motor Co.    2,921                                                 38
      General Motors Corp.    825                                             32
      Genuine Parts Co.    250                                                10
    o Goodyear Tire & Rubber Co.    300                                        3
      Harley-Davidson, Inc.    500                                            29
    o Navistar International Corp.    100                                      3
      Visteon Corp.    248                                                     2
                                                                     -----------
                                                                             178


                                                         See financial notes. 45

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BANKS 0.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    600                                                 16
      Bank of America Corp.    6,162                                         276
      The Bank of New York Co., Inc.    1,200                                 39
      BB&T Corp.    850                                                       35
      Comerica, Inc.    300                                                   18
      Fifth Third Bancorp     867                                             43
      First Horizon National Corp.    200                                      9
      Huntington Bancshares, Inc.    423                                      10
      JPMorgan Chase & Co.    5,352                                          207
      KeyCorp, Inc.    700                                                    23
      M&T Bank Corp.    199                                                   20
      Marshall & Ilsley Corp.    322                                          13
      Mellon Financial Corp.    700                                           20
      National City Corp.    950                                              37
      North Fork Bancorp., Inc.    500                                        22
      Northern Trust Corp.    300                                             13
      PNC Financial Services Group, Inc.    400                               21
      Regions Financial Corp.    670                                          23
      SouthTrust Corp.    500                                                 22
      State Street Corp.    500                                               23
      SunTrust Banks, Inc.    500                                             35
      Synovus Financial Corp.    400                                          11
      U.S. Bancorp    2,922                                                   84
      Wachovia Corp.    2,000                                                 98
      Wells Fargo & Co.    2,560                                             153
      Zions Bancorp.    100                                                    7
                                                                     -----------
                                                                           1,278
      BUSINESS MACHINES & SOFTWARE  0.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    400                                              22
    o Apple Computer, Inc.    600                                             31
      Autodesk, Inc.    200                                                   11
    o BMC Software, Inc.    400                                                8
    o Cisco Systems, Inc.    10,450                                          201
    o Compuware Corp.    600                                                   3
    o Comverse Technology, Inc.    300                                         6
    o Dell, Inc.    3,850                                                    135
    o EMC Corp.    3,650                                                      47
    o Gateway, Inc.    500                                                     3
      Hewlett-Packard Co.    4,703                                            88
      International Business Machines
      Corp.    2,500                                                         224
    o Lexmark International, Inc., Class A    200                             17
  (8) Microsoft Corp.    16,400                                              459
    o NCR Corp.    200                                                        11
    o Network Appliance, Inc.    500                                          12
    o Novell, Inc.    500                                                      4
    o Oracle Corp.     7,900                                                 100
      Pitney Bowes, Inc.    400                                               17
    o Siebel Systems, Inc.    600                                              6
    o Sun Microsystems, Inc.    5,000                                         23
    o Unisys Corp.    500                                                      5
    o Xerox Corp.    1,200                                                    18
                                                                     -----------
                                                                           1,451
      BUSINESS SERVICES 0.3%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A     203                                                         11
    o Allied Waste Industries, Inc.    500                                     4
    o Apollo Group, Inc., Class A    250                                      17
      Automatic Data Processing, Inc.    900                                  39
      Cendant Corp.    1,459                                                  30
      Cintas Corp.    260                                                     11
    o Citrix Systems, Inc.    300                                              7
      Computer Associates International,
      Inc.    850                                                             24
    o Computer Sciences Corp.    258                                          13
    o Convergys Corp.    174                                                   2
      Deluxe Corp.    100                                                      4
    o eBay, Inc.    1,004                                                     98
      Electronic Data Systems Corp.    700                                    15
      Equifax, Inc.    200                                                     5
      First Data Corp.    1,392                                               57
    o Fiserv, Inc.    300                                                     11
      H&R Block, Inc.    300                                                  14
      IMS Health, Inc.    350                                                  7
    o Interpublic Group of Cos., Inc.    600                                   7
    o Intuit, Inc.    313                                                     14
    o Mercury Interactive Corp.    100                                         4
    o Monster Worldwide, Inc.    191                                           5
      Omnicom Group, Inc.    300                                              24
    o Parametric Technology Corp.    500                                       3
      Paychex, Inc.    525                                                    17
    o PeopleSoft, Inc.    600                                                 13
      Robert Half International, Inc.    300                                   8
    o SunGard Data Systems, Inc.    433                                       12
    o Symantec Corp.    502                                                   29


46 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Tyco International Ltd.    3,013                                        94
    o Veritas Software Corp.    600                                           13
      Waste Management, Inc.    907                                           26
    o Yahoo! Inc.    2,000                                                    72
                                                                     -----------
                                                                             710
      CHEMICALS 0.1%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    300                                   16
      Dow Chemical Co.    1,372                                               62
      E.I. du Pont de Nemours & Co.    1,525                                  65
      Eastman Chemical Co.    100                                              5
      Ecolab, Inc.    400                                                     13
      Great Lakes Chemical Corp.    100                                        2
    o Hercules, Inc.    200                                                    3
      Monsanto Co.    332                                                     14
      PPG Industries, Inc.    250                                             16
      Praxair, Inc.    500                                                    21
      Rohm & Haas Co.    373                                                  16
      Sigma-Aldrich Corp.    100                                               6
                                                                     -----------
                                                                             239
      CONSTRUCTION 0.0%
      --------------------------------------------------------------------------
      Centex Corp.    200                                                     10
      Fluor Corp.    100                                                       5
      KB Home    100                                                           8
      Masco Corp.    700                                                      24
      Pulte Homes, Inc.    200                                                11
      The Sherwin-Williams Co.    200                                          9
      The Stanley Works    100                                                 4
      Vulcan Materials Co.    200                                             10
                                                                     -----------
                                                                              81
      CONSUMER DURABLES 0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    100                                              8
      Leggett & Platt, Inc.    300                                             8
      Maytag Corp.    100                                                      2
      Newell Rubbermaid, Inc.    436                                           9
      Whirlpool Corp.     100                                                  6
                                                                     -----------
                                                                              33
      CONTAINERS 0.0%
      --------------------------------------------------------------------------
      Ball Corp.    200                                                        8
      Bemis Co.    200                                                         5
    o Pactiv Corp.    300                                                      7
    o Sealed Air Corp.    153                                                  8
                                                                     -----------
                                                                              28
      ELECTRONICS 0.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    1,000                                    2
    o Advanced Micro Devices, Inc.    560                                     10
    o Agilent Technologies, Inc.    710                                       18
    o Altera Corp.    510                                                     12
      American Power Conversion Corp.    225                                   4
      Analog Devices, Inc.    600                                             24
    o Andrew Corp.    100                                                      1
    o Applied Materials, Inc.    2,600                                        42
    o Applied Micro Circuits Corp.    455                                      2
    o Broadcom Corp., Class A    492                                          13
    o CIENA Corp.    500                                                       1
      Intel Corp.    9,800                                                   218
      ITT Industries, Inc.    150                                             12
    o Jabil Circuit, Inc.    322                                               8
    o JDS Uniphase Corp.    2,010                                              6
    o KLA-Tencor Corp.    300                                                 14
      Linear Technology Corp.    500                                          19
    o LSI Logic Corp.    500                                                   2
    o Lucent Technologies, Inc.    7,019                                      25
      Maxim Integrated Products, Inc.    500                                  22
    o Micron Technology, Inc.    900                                          11
      Molex, Inc.    250                                                       7
      Motorola, Inc.    3,666                                                 63
    o National Semiconductor Corp.   600                                      10
    o Novellus Systems, Inc.   250                                             7
    o Nvidia Corp.    200                                                      3
      PerkinElmer, Inc.    200                                                 4
    o PMC--Sierra, Inc.    300                                                 3
    o Power-One, Inc.    57                                                   --
    o QLogic Corp.    138                                                      5
      Qualcomm, Inc.    2,400                                                100
    o Sanmina--SCI Corp.    800                                                6
      Scientific-Atlanta, Inc.    200                                          6
    o Solectron Corp.    1,000                                                 5
      Symbol Technologies, Inc.    303                                         5
      Tektronix, Inc.    200                                                   6
    o Tellabs, Inc.    600                                                     5
    o Teradyne, Inc.    300                                                    5
      Texas Instruments, Inc.    2,700                                        66
    o Thermo Electron Corp.    200                                             6
    o Thomas & Betts Corp.    100                                              3


                                                         See financial notes. 47

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Waters Corp.    200                                                      8
      Xilinx, Inc.    500                                                     15
                                                                     -----------
                                                                             804
      ENERGY: RAW MATERIALS 0.1%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    367                                         25
      Apache Corp.    462                                                     23
      Baker Hughes, Inc.    470                                               20
    o BJ Services Co.    200                                                  10
      Burlington Resources, Inc.    600                                       25
      Devon Energy Corp.    350                                               26
      EOG Resources, Inc.    180                                              12
      Halliburton Co.    714                                                  26
    o Noble Corp.    200                                                       9
      Occidental Petroleum Corp.    600                                       34
    o Rowan Cos., Inc.    100                                                  3
      Schlumberger Ltd.    900                                                57
      Valero Energy Corp.    400                                              17
                                                                     -----------
                                                                             287
      FOOD & AGRICULTURE 0.2%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    1,014                                     20
      Campbell Soup Co.    700                                                19
      The Coca-Cola Co.    3,700                                             150
      Coca-Cola Enterprises, Inc.    700                                      15
      ConAgra Foods, Inc.    800                                              21
      General Mills, Inc.    582                                              26
      H.J. Heinz Co.     600                                                  22
      Hershey Foods Corp.    400                                              20
      Kellogg Co.     600                                                     26
      McCormick & Co., Inc.    200                                             7
      The Pepsi Bottling Group, Inc.    350                                   10
      PepsiCo, Inc.    2,560                                                 127
      Sara Lee Corp.    1,200                                                 28
      Supervalu, Inc.    200                                                   6
      Sysco Corp.    1,000                                                    32
      Wm. Wrigley Jr. Co.    300                                              19
                                                                     -----------
                                                                             548
      GOLD 0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    643                                             31

      HEALTHCARE / DRUGS & MEDICINE 0.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    2,400                                           102
      Allergan, Inc.     200                                                  14
      AmerisourceBergen Corp.    200                                          11
    o Amgen, Inc.    1,952                                                   111
    o Anthem, Inc.    200                                                     16
      Applied Biosystems Group --
      Applera Corp.    300                                                     6
      Bausch & Lomb, Inc.    100                                               6
      Baxter International, Inc.    900                                       28
      Becton Dickinson & Co.    400                                           21
    o Biogen Idec, Inc.    480                                                28
      Biomet, Inc.    450                                                     21
    o Boston Scientific Corp.    1,268                                        45
      Bristol-Myers Squibb Co.    3,000                                       70
      C.R. Bard, Inc.    200                                                  11
      Cardinal Health, Inc.    650                                            30
    o Caremark Rx, Inc.    581                                                18
    o Chiron Corp.    300                                                     10
      Eli Lilly & Co.    1,725                                                95
    o Express Scripts, Inc.    100                                             6
    o Forest Laboratories, Inc.    550                                        25
    o Genzyme Corp.    325                                                    17
    o Gilead Sciences, Inc.    650                                            23
      Guidant Corp.    500                                                    33
      HCA, Inc.    800                                                        29
      Health Management Associates, Inc.,
      Class A    400                                                           8
    o Hospira, Inc.    240                                                     8
    o Humana, Inc.    200                                                      4
      Johnson & Johnson    4,492                                             262
    o King Pharmaceuticals, Inc.    366                                        4
      Manor Care, Inc.    100                                                  3
      McKesson Corp.    422                                                   11
    o Medco Health Solutions, Inc.    422                                     14
    o Medimmune, Inc.    400                                                  11
      Medtronic, Inc.    1,800                                                92
      Merck & Co., Inc.    3,400                                             107
      Mylan Laboratories, Inc.    400                                          7
      Pfizer, Inc.    11,557                                                 335
      Quest Diagnostics    139                                                12
      Schering-Plough Corp.    2,300                                          42
    o St. Jude Medical, Inc.    250                                           19
      Stryker Corp.    602                                                    26
    o Tenet Healthcare Corp.    750                                            8
      UnitedHealth Group, Inc.    1,000                                       72


48 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Watson Pharmaceuticals, Inc.    200                                      6
    o WellPoint Health Networks, Inc.    250                                  25
      Wyeth    2,000                                                          79
    o Zimmer Holdings, Inc.    350                                            27
                                                                     -----------
                                                                           1,958
      HOUSEHOLD PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    150                                       7
      Avon Products, Inc.    700                                              28
      Clorox Co.    300                                                       16
      Colgate-Palmolive Co.    800                                            36
      The Gillette Co.    1,500                                               62
      International Flavors & Fragrances,
      Inc.    200                                                              8
      Procter & Gamble Co.    3,900                                          199
                                                                     -----------
                                                                             356
      INSURANCE 0.3%
      --------------------------------------------------------------------------
      ACE Ltd.    400                                                         15
      Aetna, Inc.    222                                                      21
      AFLAC, Inc.    800                                                      29
      The Allstate Corp.    1,100                                             53
      AMBAC Financial Group, Inc.    162                                      13
      American International Group, Inc.    3,979                            241
      AON Corp.    475                                                        10
      Chubb Corp.    300                                                      22
      CIGNA Corp.    200                                                      13
      Cincinnati Financial Corp.    315                                       13
      Hartford Financial Services Group, Inc.    425                          25
      Jefferson-Pilot Corp.    225                                            11
      Lincoln National Corp.    300                                           13
      Loews Corp.    300                                                      18
      Marsh & McLennan Cos., Inc.    800                                      22
      MBIA, Inc.     200                                                      11
      Metlife, Inc.    1,178                                                  45
      MGIC Investment Corp.    150                                            10
      Principal Financial Group, Inc.    550                                  21
      The Progressive Corp.    350                                            33
      Prudential Financial, Inc.    800                                       37
      Safeco Corp.    200                                                      9
      The St. Paul Travelors Cos., Inc.    1,006                              34
      Torchmark Corp.    200                                                  11
      UnumProvident Corp.    346                                               5
      XL Capital Ltd., Class A    200                                         14
                                                                     -----------
                                                                             749
      MEDIA 0.2%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    967                               32
    o Comcast Corp., Class A    3,463                                        102
      Dow Jones & Co., Inc.    100                                             4
      Gannett Co., Inc.    400                                                33
      Knight-Ridder, Inc.    100                                               7
      The McGraw-Hill Cos., Inc.    300                                       26
      Meredith Corp.    100                                                    5
      New York Times Co., Class A    200                                       8
      R.R. Donnelley & Sons Co.    300                                         9
    o Time Warner, Inc.    6,850                                             114
      Tribune Co.    500                                                      22
    o Univision Communications, Inc.,
      Class A    519                                                          16
      Viacom, Inc., Class B    2,660                                          97
      The Walt Disney Co.    3,077                                            78
                                                                     -----------
                                                                             553
      MISCELLANEOUS 0.0%
      --------------------------------------------------------------------------
      3M Co.    1,200                                                         93

      MISCELLANEOUS FINANCE 0.4%
      --------------------------------------------------------------------------
      American Express Co.    2,000                                          106
      The Bear Stearns Cos., Inc.    145                                      14
      Capital One Financial Corp.    350                                      26
    / The Charles Schwab Corp.    2,125                                       19
      CIT Group, Inc.    300                                                  12
 (10) Citigroup, Inc.    7,782                                               345
      Countrywide Financial Corp.    798                                      26
    o E*TRADE Financial Corp.    600                                           8
      Fannie Mae     1,475                                                   103
      Federated Investors, Inc., Class B    200                                6
      Franklin Resources, Inc.    400                                         24
      Freddie Mac    1,000                                                    67
      Golden West Financial Corp.    250                                      29
      Goldman Sachs Group, Inc.    728                                        72
      Janus Capital Group, Inc.    400                                         6
      Lehman Brothers Holdings, Inc.    400                                   33
      MBNA Corp.    1,957                                                     50
      Merrill Lynch & Co., Inc.    1,500                                      81
      Moody's Corp.    200                                                    16
      Morgan Stanley    1,630                                                 83
    o Providian Financial Corp.    400                                         6


                                                         See financial notes. 49

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SLM Corp.    650                                                        29
      Sovereign Bancorp, Inc.    400                                           9
      T. Rowe Price Group, Inc.    200                                        11
      Washington Mutual, Inc.    1,331                                        52
                                                                     -----------
                                                                           1,233
      NON-DURABLES & ENTERTAINMENT 0.1%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    300                                          7
    o Electronic Arts, Inc.    424                                            19
      Fortune Brands, Inc.    200                                             15
      Hasbro, Inc.    325                                                      6
      International Game Technology    556                                    18
      Mattel, Inc.    650                                                     11
      McDonald's Corp.    2,000                                               58
    o Starbucks Corp.    560                                                  30
      Wendy's International, Inc.   200                                        7
      Yum! Brands, Inc.    480                                                21
                                                                     -----------
                                                                             192
      NON-FERROUS METALS 0.0%
      --------------------------------------------------------------------------
      Alcoa, Inc.    1,312                                                    42
      Engelhard Corp.    200                                                   6
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    300                                                          11
      Phelps Dodge Corp.    135                                               12
                                                                     -----------
                                                                              71
      OIL: DOMESTIC 0.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    100                                                8
      Ashland, Inc.    100                                                     6
      ConocoPhillips    1,027                                                 86
      Kerr-McGee Corp.    186                                                 11
      Marathon Oil Corp.    500                                               19
    o Nabors Industries Ltd.    200                                           10
      Sunoco, Inc.    100                                                      7
    o Transocean, Inc.    474                                                 17
      Unocal Corp.    400                                                     17
                                                                     -----------
                                                                             181
      OIL: INTERNATIONAL 0.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    3,286                                           174
  (7) Exxon Mobil Corp.    9,918                                             488
                                                                     -----------
                                                                             662
      OPTICAL & PHOTO 0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    1,900                                                  22
      Eastman Kodak Co.    500                                                15
                                                                     -----------
                                                                              37
      PAPER & FOREST PRODUCTS 0.0%
      --------------------------------------------------------------------------
    o Boise Cascade Corp.    100                                               3
      Georgia-Pacific Corp.    379                                            13
      International Paper Co.    739                                          29
      Kimberly-Clark Corp.    756                                             45
      Louisiana-Pacific Corp.    100                                           2
      MeadWestvaco Corp.    294                                                9
      Temple-Inland, Inc.    100                                               6
      Weyerhaeuser Co.    350                                                 22
                                                                     -----------
                                                                             129
      PRODUCER GOODS & MANUFACTURING 0.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.   300                                      11
      Avery Dennison Corp.    200                                             12
      Caterpillar, Inc.    550                                                44
      Cooper Industries Ltd., Class A    150                                  10
      Deere & Co.    400                                                      24
      Dover Corp.    300                                                      12
      Emerson Electric Co.    650                                             42
    o Fisher Scientific International, Inc.    163                             9
  (6) General Electric Co.    15,950                                         544
      Honeywell International, Inc.    1,275                                  43
      Illinois Tool Works, Inc.    450                                        41
      Ingersoll-Rand Co., Class A    250                                      17
      Johnson Controls, Inc.    300                                           17
    o Millipore Corp.    100                                                   5
      Pall Corp.    200                                                        5
      Parker Hannifin Corp.    150                                            11
      Snap-On, Inc.    100                                                     3
      W.W. Grainger, Inc.    100                                               6
                                                                     -----------
                                                                             856
      RAILROAD & SHIPPING 0.0%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    600                               25
      CSX Corp.    300                                                        11
      Norfolk Southern Corp.    600                                           21
      Union Pacific Corp.    400                                              25
                                                                     -----------
                                                                              82


50 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A    100                                                      4
      Equity Office Properties Trust    600                                   17
      Equity Residential    400                                               13
      Plum Creek Timber Co., Inc.    300                                      11
      ProLogis    300                                                         12
      Simon Property Group, Inc.    300                                       17
                                                                     -----------
                                                                              74
      RETAIL 0.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    652                                                15
    o Autonation, Inc.    500                                                  9
    o AutoZone, Inc.    150                                                   12
    o Bed, Bath & Beyond, Inc.    400                                         16
      Best Buy Co., Inc.    450                                               27
    o Big Lots, Inc.    200                                                    2
      Circuit City Stores, Inc.    300                                         5
      Costco Wholesale Corp.    700                                           34
      CVS Corp.    600                                                        26
      Dillards, Inc., Class A    200                                           4
      Dollar General Corp.    515                                             10
      Family Dollar Stores, Inc.    300                                        9
      Federated Department Stores, Inc.    300                                15
      The Gap, Inc.    1,362                                                  27
      Home Depot, Inc.    3,450                                              142
      J.C. Penney Co., Inc. Holding Co.    400                                14
    o Kohl's Corp.    500                                                     25
    o Kroger Co.    1,200                                                     18
      Limitedbrands    818                                                    20
      Lowe's Cos., Inc.    1,200                                              68
      The May Department Stores Co.    500                                    13
      Nordstrom, Inc.    200                                                   9
    o Office Depot, Inc.    600                                               10
      RadioShack Corp.    300                                                  9
    o Safeway, Inc.    650                                                    12
      Sears, Roebuck & Co.    300                                             11
      Staples, Inc.    750                                                    22
      Target Corp.    1,400                                                   70
      Tiffany & Co.    250                                                     7
      TJX Cos., Inc.    800                                                   19
    o Toys `R' Us, Inc.    300                                                 5
  (9) Wal-Mart Stores, Inc.    6,450                                         348
      Walgreen Co.    1,600                                                   57
      Winn-Dixie Stores, Inc.    300                                           1
                                                                     -----------
                                                                           1,091
      STEEL 0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    146                                      3
      Nucor Corp.    200                                                       8
      United States Steel Corp.    100                                         4
      Worthington Industries, Inc.    100                                      2
                                                                     -----------
                                                                              17
      TELEPHONE 0.2%
      --------------------------------------------------------------------------
      Alltel Corp.    500                                                     27
      AT&T Corp.    1,181                                                     20
    o Avaya, Inc.    618                                                       9
      BellSouth Corp.    2,750                                                73
      CenturyTel, Inc.    250                                                  8
    o Citizens Communications Co.    410                                       6
    o Nextel Communications, Inc.,
      Class A    1,700                                                        45
    o Qwest Communications International,
      Inc.    2,524                                                            9
      SBC Communications, Inc.    5,025                                      127
      Sprint Corp. (FON Group)    2,000                                       42
      Verizon Communications, Inc.    4,188                                  164
                                                                     -----------
                                                                             530
      TOBACCO 0.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    3,100                                            150
      Reynolds American, Inc.    237                                          16
      UST, Inc.    300                                                        13
                                                                     -----------
                                                                             179
      TRAVEL & RECREATION 0.0%
      --------------------------------------------------------------------------
      Brunswick Corp.    100                                                   5
      Carnival Corp.    1,000                                                 50
      Harrah's Entertainment, Inc.    200                                     12
      Hilton Hotels Corp.    600                                              12
      Marriott International, Inc., Class A    400                            22
      Starwood Hotels & Resorts Worldwide,
      Inc.    300                                                             14
                                                                     -----------
                                                                             115


                                                         See financial notes. 51

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TRUCKING & FREIGHT 0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    300                                                     21
      Ryder Systems, Inc.    100                                               5
                                                                     -----------
                                                                              26
      UTILITIES: ELECTRIC & GAS 0.2%
      --------------------------------------------------------------------------
    o The AES Corp.    800                                                     9
    o Allegheny Energy, Inc.     170                                           3
      Ameren Corp.    300                                                     14
      American Electric Power Co., Inc.    580                                19
    o Calpine Corp.    400                                                     1
      Centerpoint Energy, Inc.    474                                          5
      Cinergy Corp.    300                                                    12
    o CMS Energy Corp.    200                                                  2
      Consolidated Edison, Inc.    300                                        13
      Constellation Energy Group, Inc.    200                                  8
      Dominion Resources, Inc.    515                                         33
      DTE Energy Co.    200                                                    9
      Duke Energy Corp.    1,408                                              34
    o Dynegy, Inc., Class A    500                                             2
      Edison International    500                                             15
      El Paso Corp.    769                                                     7
      Entergy Corp.    350                                                    23
      Exelon Corp.    1,024                                                   41
      FirstEnergy Corp.    533                                                22
      FPL Group, Inc.    300                                                  21
      KeySpan Corp.    200                                                     8
      Kinder Morgan, Inc.    176                                              11
      Nicor, Inc.    100                                                       4
      NiSource, Inc.    376                                                    8
      Peoples Energy Corp.    100                                              4
    o PG&E Corp.    600                                                       19
      Pinnacle West Capital Corp.    100                                       4
      PPL Corp.    300                                                        16
      Progress Energy, Inc.    354                                            15
      Public Service Enterprise Group, Inc.    400                            17
      Sempra Energy    297                                                    10
      The Southern Co.    1,100                                               35
      TECO Energy, Inc.    200                                                 3
      TXU Corp.    400                                                        24
      Williams Cos., Inc.    700                                               9
      Xcel Energy, Inc.    510                                                 9
                                                                     -----------
                                                                             489
      OTHER INVESTMENT COMPANIES
      93.8% of net assets

 /(3) Schwab International Index Fund,
      Select Shares    1,990,703                                          29,522
 /(2) Schwab S&P 500 Fund,
      Select Shares    2,403,370                                          42,492
 /(4) Schwab Small-Cap Index Fund,
      Select Shares    1,461,305                                          29,168
 /(1) Schwab Total Bond
      Market Fund    15,615,522                                          159,278
 /(5) Schwab Value Advantage
      Money Fund, Investor Shares
      11,787,465                                                          11,787
                                                                     -----------
                                                                         272,247

SECURITY                                  FACE AMOUNT
      RATE, MATURITY DATE                 ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.7% of net assets

      HSBC Bank, USA Grand Cayman
      Time Deposit
         1.29%, 11/01/04                       1,973                       1,973

END OF INVESTMENTS.


52 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $290,210 a
Receivables:
   Fund shares sold                                                         103
   Dividends                                                                 41
Prepaid expenses                                                    +        12
                                                                    ------------
TOTAL ASSETS                                                            290,366

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     143
   Investments bought                                                        12
   Investment adviser and administrator fees                                  5
   Transfer agent and shareholder service fees                                6
   Trustees' fees                                                             1
Accrued expenses                                                    +        41
                                                                    ------------
TOTAL LIABILITIES                                                           208

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            290,366
TOTAL LIABILITIES                                                   -       208
                                                                    ------------
NET ASSETS                                                             $290,158

NET ASSETS BY SOURCE
Capital received from investors                                         266,074
Net investment income not yet distributed                                   372
Net realized capital losses                                              (3,226)
Net unrealized capital gains                                             26,938

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS     /    OUTSTANDING    =    NAV
$290,158            22,169              $13.09

Unless stated, all numbers x 1,000.

a The fund paid $263,272 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                 $28,152
  Sales/maturities          $37,100

  The fund's total security transactions with other SchwabFunds(R) during the period were $30.

  Percent of fund shares of other Schwab funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                 0.5%
  Small-Cap Index Fund         1.8%
  International Index Fund     2.4%

  SCHWAB BOND FUNDS
  Total Bond Market Fund      15.1%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund       Less than 0.1%

FEDERAL TAX DATA
------------------------------------------------------
PORTFOLIO COST                               $264,443

NET UNREALIZED GAINS AND LOSSES:
Gains                                         $27,952
Losses                                     +   (2,185)
                                           ----------
                                              $25,767

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                  $372
Long-term capital gains                           $--

CAPITAL LOSSES UTILIZED                        $2,752

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                          Loss amount
2011                                           $2,055


                                                         See financial notes. 53

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                                $9,377
Interest                                                             +        8
                                                                     ----------
TOTAL INVESTMENT INCOME                                                   9,385

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments                                           404
Net realized gains received from underlying funds                    +    2,869
                                                                     ----------
NET REALIZED GAINS                                                        3,273

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on investments                                       9,568

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,293 a
Transfer agent and shareholder service fees                                 734 b
Trustees' fees                                                                6 c
Custodian fees                                                               30
Portfolio accounting fees                                                    40
Professional fees                                                            34
Registration fees                                                            21
Shareholder reports                                                          23
Other expenses                                                       +        8
                                                                     ----------
Total expenses                                                            2,189
Expense reduction                                                    -      720 d
                                                                     ----------
NET EXPENSES                                                              1,469

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   9,385
NET EXPENSES                                                         -    1,469
NET INVESTMENT INCOME                                                     7,916
NET REALIZED GAINS                                                        3,273 e
NET UNREALIZED GAINS                                                 +    9,568 e
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $20,757

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $12,841.


54 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                     11/1/03-10/31/04          11/1/02-10/31/03
Net investment income                          $7,916                    $6,662
Net realized gains or losses                    3,273                    (2,662)
Net unrealized gains                 +          9,568                    29,372
                                     -------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                20,757                    33,372

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income           $8,047                    $6,687 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04            11/1/02-10/31/03
                                SHARES         VALUE        SHARES        VALUE
Shares sold                      3,721       $47,654         4,632      $54,499
Shares reinvested                  602         7,647           548        6,370
Shares redeemed              +  (5,185)      (66,455)       (5,315)     (62,339)
                             ---------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                       (862)     ($11,154)         (135)     ($1,470)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04             11/1/02-10/31/03
                               SHARES    NET ASSETS         SHARES   NET ASSETS
Beginning of period             23,031     $288,602         23,166     $263,387
Total increase or
decrease                     +    (862)       1,556           (135)      25,215 c
                             ---------------------------------------------------
END OF PERIOD                   22,169     $290,158         23,031     $288,602 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 13% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $1,510 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions are:

  CURRENT PERIOD
  Ordinary income                $8,047
  Long-term capital gains          $ --

  PRIOR PERIOD
  Ordinary income                $6,687
  Long-term capital gains          $ --

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $372 and $503 at the end of the current period and prior period, respectively.


                                                         See financial notes. 55

SCHWAB MARKETTRACK PORTFOLIOS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year, except for the Conservative Portfolio, which makes income distributions quarterly.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date,

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST  organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Institutional Select Large-Cap Value
      Index Fund
   Schwab Institutional Select Small-Cap Value
      Index Fund

SCHWAB MARKETTRACK PORTFOLIOS

price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                        AMOUNT                         WEIGHTED
                                      OUTSTANDING      AVERAGE         AVERAGE
                                      AT 10/31/04     BORROWING*       INTEREST
FUND                                  ($ x 1,000)    ($ x 1,000)       RATE* (%)
--------------------------------------------------------------------------------
MARKETTRACK
GROWTH PORTFOLIO                          --             142             2.18
--------------------------------------------------------------------------------
MARKETTRACK
BALANCED PORTFOLIO                        --             465             2.11
--------------------------------------------------------------------------------
MARKETTRACK
CONSERVATIVE PORTFOLIO                    --             98              1.55
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES.

SCHWAB MARKETTRACK PORTFOLIOS

Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB MARKETTRACK PORTFOLIOS

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 16, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 51 as of 10/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chair, Trustee:            Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                  Family of Funds, 1989;     Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                         Investments, 1991;         Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                         Capital Trust, 1993;       Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                         Annuity Portfolios, 1994.  Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                    N.A., U.S. Trust Corp., United States Trust Co. of New York, Siebel
                                                    Systems (software), Xsign, Inc. (electronic payment systems),
                                                    TrustMark, Inc., All Kinds of Minds (education); Trustee, Stanford
                                                    University. Until 5/04: Director, The Gap, Inc. (clothing retailer). Until
                                                    5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                    Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                    Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director,
                                                    The Charles Schwab Trust Co.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO             EVP, President, Charles Schwab Investment Management, Inc;
5/4/55                   (all trusts).              Until 7/04: SVP for Development and Distribution, Asset Management
                                                    Products and Services Enterprise; Until 6/03: EVP, CFO, Administrative
                                                    Officer, U.S. Trust Corp.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                    Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment      Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).      Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                    Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                    Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFF MORTIMER            SVP, Chief Investment      Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).      Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                    Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                    Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance           Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                    VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                    Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                    Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA 1         Treasurer, Principal       Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer          Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                         (all trusts).              Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                    Until 9/99: Managing Director at the New York Stock Exchange.

1 Elected to his position on the SchwabFunds Board on November 16, 2004.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).         Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                             First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                    (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                    Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                    2001: Special Advisor to the President, Stanford University. Until 2002:
                                                    Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                    Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;     CEO, Dorward & Associates (corporate management, marketing and
9/23/31                  Investments, 1991;         communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;       Grey Advertising.
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).         Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                            (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                    Properties (commercial real estate), Stratex Corp. (network equipment);
                                                    Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                    Member, executive committee, Pacific Stock & Options Exchange.
                                                    Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                    Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;         services and investment advice).
                         Capital Trust, 1993;
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                             Trustee, Rorento N.V. (investments--Netherlands), Cooper Industries
                                                    (electrical products, tools and hardware); Member, audit committee,
                                                    Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                    Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;         Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                  Investments, 1991;         and investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested. WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
Schwab(R) Institutional Select(R) Funds
    Schwab(R) Institutional Select(R) S&P 500 Fund
    Schwab(R) Institutional Select(R) Large-Cap Value Index Fund
    Schwab(R) Institutional Select(R) Small-Cap Value Index Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    Schwab MarketTrack All Equity Portfolio(TM)
    Schwab MarketTrack Growth Portfolio(TM)
    Schwab MarketTrack Balanced Portfolio(TM)
    Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
    Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

Charles Schwab & Co., Inc. (Schwab)

FUNDS

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

REG13813-07

SCHWAB(R) INSTITUTIONAL SELECT(R) FUNDS

      ANNUAL REPORT
      October 31, 2004

      Schwab(R) Institutional Select(R)
      S&P 500 Fund

      Schwab(R) Institutional Select(R)
      Large-Cap Value Index Fund

      Schwab(R) Institutional Select(R)
      Small-Cap Value Index Fund


                                                           [CHARLES SCHWAB LOGO]

Three funds designed to capture the performance of specific segments of the U.S. stock market.

   IN THIS REPORT

      Management's Discussion ..............................................   2
         The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

         Performance at a Glance .............   5

      Schwab(R) Institutional Select(R) S&P 500 Fund
         Ticker Symbol: ISLCX

         The fund seeks high total return by tracking the performance of the S&P 500(R) Index. 1

         Performance and Fund Facts ..........   6
         Financial Statements ................  13

      Schwab(R) Institutional Select(R) Large-Cap Value Index Fund
         Ticker Symbol: ISLVX

         The fund seeks high total return by tracking the performance of the S&P 500/Barra Value Index. 1

         Performance and Fund Facts ..........   8
         Financial Statements ................  26

      Schwab(R) Institutional Select(R) Small-Cap Value Index Fund
         Ticker Symbol: ISSVX

         The fund seeks high total return by tracking the performance of the S&P SmallCap 600/Barra Value Index. 1

         Performance and Fund Facts ..........  10
         Financial Statements ................  37

      Fund Expenses ........................................................  12

      Financial Notes ......................................................  48

      Fund Trustees ........................................................  53

      Glossary .............................................................  56

      Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

    1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R),
      500(R), S&P 500/Barra Value Index and S&P SmallCap 600/Barra Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder:

As we get ready for 2005, I want to remind you that you might want to add one more item to your list of New Year's resolutions--to review and, if necessary, rebalance your investment portfolio. After all, staying on track is as important in investing as it is in any other part of life. No matter whether it's a good or bad investment climate, you need to make sure that you own a diversified mix of investments and that your asset allocation matches your individual goals, time frame and tolerance for risk.

One efficient way to be diversified is by owning a broad-based mutual fund. Equity mutual funds also can help you to diversify the stock side of your portfolio. While our experienced portfolio managers adhere to each fund's objective, it still is important to review your portfolio to make sure the holdings in your funds don't overlap and you're not overconcentrated in one asset class.

On a final note, I'm very happy to announce that Evelyn Dilsaver has been named CEO and President of SchwabFunds(R). Although new to the position, Evelyn is no stranger to SchwabFunds, having been an officer in several other capacities at Schwab. Her broad experience in product creation, coupled with a comprehensive understanding of your financial needs and her commitment to you, make her the ideal candidate for her new role.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the year ended October 31, 2004

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder:

I am very excited about my new role as President and CEO of SchwabFunds(R). I believe that my experience at Schwab has prepared me well for this role, as each position has been focused on meeting the needs of our clients. I promise that I will continue on this path and that my goal is to offer you even better service and more relevant choices.

When we discuss SchwabFunds with our clients, for example, we often hear that you want to know that you're getting excellent value. In fact, on October 1, 2004, we significantly reduced the minimum investment needed in our Schwab(R) Institutional Select(R) S&P 500 Fund and we lowered its operating expense ratio
(OER) from 0.15% down to 0.10% 1.

I also want to let you know that we plan to continue to provide and expand information on SchwabFunds on schwab.com. Providing this information is one of the many ways we help individual investors choose investments that are appropriate for their financial goals and time horizons.

I look forward to serving you in my new role. I also want to remind you that your trust is very important to us, and I will do all I can to earn and maintain that trust. Thank you for investing in SchwabFunds.

Sincerely,

/s/ Evelyn Dilsaver

1 Schwab and the investment adviser have agreed to limit the fund's OER to 0.10%
  (excluding interest, taxes and certain non-routine expenses) through 12/31/05.


2 Schwab Institutional Select Funds

      The strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities, as measured by the S&P 500(R) Index.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC NEWS THAT WAS REPORTED TOWARD THE END OF 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to pick up some steam.
In fact, aside from a "soft patch" in early summer, the economy was clicking on all cylinders.

With the economic recovery more broad-based, investors, who only a year ago feared deflation, started to worry about inflation. Their inflationary concerns were based on surging oil prices, which had hit an all-time high amid fears of supply interruptions. And while commodity prices moderated somewhat later in the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise. Nonetheless, the Federal Reserve (the Fed) continued to hold the Fed funds rate near a 45-year low until June 2004.

While third-quarter GDP moved in the right direction, up to an annualized 3.7% from 3.3% in second quarter, higher commodity prices had effectively eroded many consumers' purchasing power. Geopolitical

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.42%  S&P 500(R) INDEX: measures U.S. large-cap stocks

11.73%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.84% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 5.53%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                 RUSSELL                             LEHMAN BROTHERS
                S&P 500(R)       2000(R)          MSCI-EAFE(R)        U.S. AGGREGATE
   DATE           INDEX           INDEX              INDEX              BOND INDEX
31-Oct-03          0.00            0.00               0.00                 0.00
 7-Nov-03          0.29            2.82               0.78                -0.63
14-Nov-03          0.08            0.94               1.80                 0.61
21-Nov-03         -1.33           -0.38               0.15                 0.86
28-Nov-03          0.88            3.55               2.22                 0.24
 5-Dec-03          1.24            2.14               4.70                 0.95
12-Dec-03          2.48            3.80               5.04                 0.97
19-Dec-03          3.90            3.68               6.46                 1.50
26-Dec-03          4.59            5.21               7.84                 1.53
 2-Jan-04          5.85            6.40              10.98                 0.81
 9-Jan-04          7.16            9.14              13.86                 2.16
16-Jan-04          8.89           12.04              12.31                 2.46
23-Jan-04          9.07           13.13              15.10                 2.33
30-Jan-04          8.12           10.24              11.77                 2.07
 6-Feb-04          9.26           10.89              13.33                 2.35
13-Feb-04          9.63           11.12              15.41                 2.80
20-Feb-04          9.49           10.13              15.13                 2.64
27-Feb-04          9.62           11.23              14.35                 3.18
 5-Mar-04         10.80           13.90              16.17                 3.85
12-Mar-04          7.38           10.77              11.07                 4.12
19-Mar-04          6.36            8.49              13.10                 4.07
26-Mar-04          6.20            8.91              12.52                 3.88
 2-Apr-04          9.47           14.78              16.39                 2.72
 9-Apr-04          9.27           13.73              16.44                 2.62
16-Apr-04          8.83           10.99              15.04                 2.03
23-Apr-04          9.42           12.39              14.61                 1.51
30-Apr-04          6.27            6.54              12.39                 1.25
 7-May-04          5.47            4.43              10.88                -0.19
14-May-04          5.27            3.54               6.99                 0.03
21-May-04          5.09            3.93               9.59                 0.21
28-May-04          7.73            8.24              12.63                 0.84
 4-Jun-04          7.95            8.15              12.87                 0.36
11-Jun-04          9.32            8.43              13.42                 0.32
18-Jun-04          9.21            8.73              14.66                 0.78
25-Jun-04          9.18           12.01              15.45                 1.18
 2-Jul-04          8.35           11.13              15.27                 2.16
 9-Jul-04          7.18            7.52              15.10                 2.22
16-Jul-04          6.10            5.96              14.50                 2.69
23-Jul-04          4.64            2.87              10.84                 2.41
30-Jul-04          6.19            5.20              11.50                 2.42
 6-Aug-04          2.58           -0.81              10.63                 3.63
13-Aug-04          2.74           -1.21               9.57                 3.72
20-Aug-04          6.01            4.63              11.08                 3.79
27-Aug-04          6.95            5.36              12.29                 3.89
 3-Sep-04          7.56            6.26              12.42                 3.70
10-Sep-04          8.58            8.88              14.40                 4.31
17-Sep-04          9.07            9.54              14.32                 4.59
24-Sep-04          7.31            8.18              13.88                 4.93
 1-Oct-04          9.41           11.89              16.43                 4.38
 8-Oct-04          8.56           10.13              17.91                 4.79
15-Oct-04          7.23            8.95              16.46                 5.20
22-Oct-04          6.03            8.64              17.65                 5.54
29-Oct-04          9.42           11.73              18.84                 5.53
31-Oct-04          9.42           11.73              18.84                 5.53

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

                                             Schwab Institutional Select Funds 3

MANAGEMENT'S DISCUSSION  continued

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

events also had wreaked havoc on oil markets and, after a brief decline in the price of oil following OPEC's decision to boost production, a confluence of supply concerns and robust global demand pushed crude to new highs. In addition to these issues, daily headlines about terrorism and the fierce run for the White House all added up to an uncomfortable sense of uncertainty, keeping many investors on the sidelines.

Despite all these concerns, which escalated toward the end of the report period, the strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities. More specifically, the S&P 500(R) Index was up 9.42% for the 12-month report period, while the Russell 2000(R) Index was up 11.73%. In terms of style, value edged out growth early in the period and gained momentum, significantly outperforming growth at the end of the period.

In terms of performance, the top sector, as measured by the S&P 500(R) Index was Energy, up 44.50%, due to the rising price of a barrel of oil. Coming in second was the Utilities sector, which was up 24.10%. The worst performer was Information Technology, which was down 0.88%.

THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND ended the 12-month report period up 9.36%, closely tracking its benchmark, the S&P 500(R) Index, which was up 9.42%. Interestingly, most of this appreciation occurred during the beginning of the report period. Since then--starting in February 2004--the market traded in a relatively narrow trading range. During the report period, the price of crude oil increased substantially, making energy-related stocks, which were up 44.49%, the top performers in the fund. Exxon Mobil Corp. and ChevronTexaco Corp. were the biggest contributors to returns. On the flip side, the Information Technology sector continued to have problems and was down 0.88%, the only sector to have a net negative return. Hurting returns the most was technology giant Intel Corp., which was down 32.30% over the 12-month report period.


4 Schwab Institutional Select Funds

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND ....................    9.36%
Benchmark .......................    9.42%

Performance Details .............   page 6

SCHWAB INSTITUTIONAL SELECT(R)
LARGE-CAP VALUE INDEX FUND ......   14.12%
Benchmark .......................   14.46%

Performance Details .............   page 8

SCHWAB INSTITUTIONAL SELECT(R)
SMALL-CAP VALUE INDEX FUND ......   18.76%
Benchmark .......................   18.76%

Performance Details .............  page 10

THE SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND was up 14.12% for the period, closely tracking its benchmark, the S&P 500/Barra Value Index, which was up 14.46%. The fund benefited from the market favoring large-cap value over large-cap growth stocks. All sectors posted positive returns for the period, led by Energy, Utilities and Industrials. Within these sectors, the best performers were Exxon Mobil Corp., TXU Corp. (Utilities) and Tyco International (Industrials).

THE SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND was up 18.76% for the report period, the best performer of the three Institutional Select funds. The fund benefited from the market having favored both small-cap and value stocks. The strongest sectors were Energy, Materials and Industrials. Stocks that led the way were Tom Brown, Inc. (Energy), Massey Energy Corp. (Materials) and Timken Co. (Industrials). The weakest sector was Telecommunication Services, with General Communications, which was down 7.10%, being the worst performer.

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small company stocks are subject to greater volatility than other asset categories.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.


                                             Schwab Institutional Select Funds 5

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                     Fund Category:
                                      Benchmark:      MORNINGSTAR
                                      S&P 500(R)       LARGE-CAP
                            FUND        INDEX            BLEND
                            ----        -----            -----
1 YEAR                      9.36%        9.42%            7.89%
5 YEARS                    -2.32%       -2.21%           -1.72%
SINCE INCEPTION: 2/1/99    -0.80%       -0.68%           -0.38%

                                            1 YEAR                 5 YEARS                 SINCE INCEPTION
                                             Fund Category:           Fund Category:              Fund Category:
                                              MORNINGSTAR               MORNINGSTAR                MORNINGSTAR
                                               LARGE-CAP                 LARGE-CAP                  LARGE-CAP
TOTAL RETURNS AFTER TAX               FUND       BLEND         FUND       BLEND         FUND         BLEND
----------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    9.13%     5.88%        -2.74%       -2.76%         -1.17%        n/a
----------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.36%     4.04%        -2.20%       -1.93%         -0.89%        n/a
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in its benchmark.

[LINE GRAPH]

$9,549  FUND
$9,615  S&P 500(R) INDEX

                              S&P 500(R)
  DATE           FUND           INDEX
  ----           ----           -----
01-Feb-99      $10,000         $10,000
28-Feb-99       $9,680          $9,689
31-Mar-99      $10,070         $10,077
30-Apr-99      $10,460         $10,467
31-May-99      $10,200         $10,220
30-Jun-99      $10,770         $10,787
31-Jul-99      $10,440         $10,450
31-Aug-99      $10,380         $10,398
30-Sep-99      $10,100         $10,113
31-Oct-99      $10,740         $10,753
30-Nov-99      $10,950         $10,972
31-Dec-99      $11,602         $11,618
31-Jan-00      $11,016         $11,035
29-Feb-00      $10,804         $10,826
31-Mar-00      $11,864         $11,885
30-Apr-00      $11,501         $11,527
31-May-00      $11,259         $11,291
30-Jun-00      $11,541         $11,569
31-Jul-00      $11,360         $11,389
31-Aug-00      $12,066         $12,096
30-Sep-00      $11,420         $11,458
31-Oct-00      $11,370         $11,410
30-Nov-00      $10,481         $10,510
31-Dec-00      $10,534         $10,562
31-Jan-01      $10,901         $10,937
28-Feb-01       $9,911          $9,939
31-Mar-01       $9,278          $9,309
30-Apr-01      $10,003         $10,033
31-May-01      $10,064         $10,100
30-Jun-01       $9,819          $9,854
31-Jul-01       $9,717          $9,758
31-Aug-01       $9,115          $9,147
30-Sep-01       $8,380          $8,408
31-Oct-01       $8,533          $8,569
30-Nov-01       $9,187          $9,226
31-Dec-01       $9,264          $9,307
31-Jan-02       $9,130          $9,171
28-Feb-02       $8,954          $8,994
31-Mar-02       $9,295          $9,332
30-Apr-02       $8,726          $8,767
31-May-02       $8,664          $8,702
30-Jun-02       $8,044          $8,082
31-Jul-02       $7,424          $7,453
31-Aug-02       $7,465          $7,501
30-Sep-02       $6,659          $6,686
31-Oct-02       $7,238          $7,274
30-Nov-02       $7,672          $7,702
31-Dec-02       $7,217          $7,250
31-Jan-03       $7,028          $7,060
28-Feb-03       $6,922          $6,954
31-Mar-03       $6,986          $7,022
30-Apr-03       $7,564          $7,601
31-May-03       $7,953          $8,001
30-Jun-03       $8,059          $8,104
31-Jul-03       $8,195          $8,246
31-Aug-03       $8,353          $8,407
30-Sep-03       $8,269          $8,318
31-Oct-03       $8,732          $8,789
30-Nov-03       $8,806          $8,866
31-Dec-03       $9,272          $9,331
31-Jan-04       $9,432          $9,502
29-Feb-04       $9,570          $9,634
31-Mar-04       $9,421          $9,489
30-Apr-04       $9,272          $9,340
31-May-04       $9,400          $9,468
30-Jun-04       $9,581          $9,651
31-Jul-04       $9,261          $9,332
31-Aug-04       $9,304          $9,369
30-Sep-04       $9,400          $9,471
31-Oct-04       $9,549          $9,615

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


6 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
MARKET CAP      Value      Blend      Growth
   Large         / /        /X/         / /
   Medium        / /        / /         / /
   Small         / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                        503
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $89,712
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investment Manager
  Per Client Account, and                                                $2,500
  Aggregate Client Accounts                                             $50,000
Other Investors                                                         $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                                               3.4%
--------------------------------------------------------------------------------
(2)   EXXON MOBIL CORP.                                                  3.0%
--------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                    2.8%
--------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                    2.1%
--------------------------------------------------------------------------------
(5)   WAL-MART STORES, INC.                                              2.1%
--------------------------------------------------------------------------------
(6)   PFIZER, INC.                                                       2.0%
--------------------------------------------------------------------------------
(7)   BANK OF AMERICA CORP.                                              1.7%
--------------------------------------------------------------------------------
(8)   JOHNSON & JOHNSON                                                  1.6%
--------------------------------------------------------------------------------
(9)   AMERICAN INTERNATIONAL GROUP, INC.                                 1.5%
--------------------------------------------------------------------------------
(10)  INTERNATIONAL BUSINESS MACHINES CORP.                              1.4%
--------------------------------------------------------------------------------
      TOTAL                                                             21.6%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

28.9% CONSUMER NON-DURABLES
20.1% FINANCE
18.3% TECHNOLOGY
 7.1% ENERGY
 6.9% MATERIALS
 5.8% UTILITIES
 4.9% CAPITAL GOODS
 1.7% TRANSPORTATION
 1.5% CONSUMER DURABLES
 4.8% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                             Schwab Institutional Select Funds 7

SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND

PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                         Benchmark:        Fund Category:
                                        S&P 500/BARRA       MORNINGSTAR
                             FUND        VALUE INDEX      LARGE-CAP VALUE
1 YEAR                      14.12%         14.46%             12.14%
5 YEARS                      1.32%          1.49%              2.64%
SINCE INCEPTION: 2/1/99      2.31%          2.51%              2.96%

                                            1 YEAR                  5 YEARS              SINCE INCEPTION
                                              Fund Category:           Fund Category:         Fund Category:
                                               MORNINGSTAR              MORNINGSTAR            MORNINGSTAR
                                                LARGE-CAP                LARGE-CAP              LARGE-CAP
TOTAL RETURNS AFTER TAX               FUND       VALUE        FUND         VALUE       FUND       VALUE
-----------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    13.83%     9.76%        0.26%        1.26%       1.38%       n/a
-----------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    9.50%     6.68%        0.50%        1.51%       1.43%       n/a
-----------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

[LINE GRAPH]

$11,407  FUND
$11,533  S&P 500/BARRA VALUE INDEX

                            S&P 500/BARRA
  DATE          FUND         VALUE INDEX
  ----          ----         -----------
 1-Feb-99      $10,000         $10,000
28-Feb-99       $9,780          $9,785
31-Mar-99      $10,080         $10,081
30-Apr-99      $10,930         $10,950
31-May-99      $10,730         $10,756
30-Jun-99      $11,140         $11,169
31-Jul-99      $10,790         $10,826
31-Aug-99      $10,520         $10,553
30-Sep-99      $10,110         $10,140
31-Oct-99      $10,680         $10,712
30-Nov-99      $10,620         $10,649
31-Dec-99      $11,008         $11,049
31-Jan-00      $10,650         $10,698
29-Feb-00       $9,996         $10,030
31-Mar-00      $11,039         $11,076
30-Apr-00      $10,957         $11,001
31-May-00      $10,988         $11,036
30-Jun-00      $10,548         $10,600
31-Jul-00      $10,763         $10,812
31-Aug-00      $11,489         $11,537
30-Sep-00      $11,478         $11,535
31-Oct-00      $11,693         $11,751
30-Nov-00      $11,090         $11,149
31-Dec-00      $11,662         $11,723
31-Jan-01      $12,154         $12,218
28-Feb-01      $11,342         $11,408
31-Mar-01      $10,894         $10,957
30-Apr-01      $11,630         $11,700
31-May-01      $11,748         $11,823
30-Jun-01      $11,363         $11,440
31-Jul-01      $11,171         $11,242
31-Aug-01      $10,520         $10,592
30-Sep-01       $9,526          $9,586
31-Oct-01       $9,526          $9,586
30-Nov-01      $10,114         $10,195
31-Dec-01      $10,275         $10,350
31-Jan-02       $9,994         $10,066
28-Feb-02       $9,904          $9,976
31-Mar-02      $10,410         $10,487
30-Apr-02       $9,893          $9,962
31-May-02       $9,938         $10,002
30-Jun-02       $9,319          $9,370
31-Jul-02       $8,328          $8,358
31-Aug-02       $8,373          $8,414
30-Sep-02       $7,428          $7,453
31-Oct-02       $8,036          $8,072
30-Nov-02       $8,598          $8,639
31-Dec-02       $8,149          $8,190
31-Jan-03       $7,930          $7,966
28-Feb-03       $7,711          $7,749
31-Mar-03       $7,711          $7,739
30-Apr-03       $8,461          $8,504
31-May-03       $9,073          $9,130
30-Jun-03       $9,131          $9,197
31-Jul-03       $9,338          $9,401
31-Aug-03       $9,535          $9,604
30-Sep-03       $9,361          $9,430
31-Oct-03       $9,996         $10,075
30-Nov-03      $10,077         $10,166
31-Dec-03      $10,703         $10,794
31-Jan-04      $10,891         $10,985
29-Feb-04      $11,126         $11,234
31-Mar-04      $11,055         $11,156
30-Apr-04      $10,785         $10,881
31-May-04      $10,903         $11,006
30-Jun-04      $11,137         $11,245
31-Jul-04      $10,914         $11,032
31-Aug-04      $11,032         $11,151
30-Sep-04      $11,243         $11,362
31-Oct-04      $11,407         $11,533


  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]


                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
   Large         /X/        / /         / /
   Medium        / /        / /         / /
   Small         / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                        334
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $68,431
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                               17.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                    2.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                   11%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investment Manager
   Per Client Account, and                                              $2,500
   Aggregate Client Accounts                                          $100,000 3
Other Investors                                                       $3,000,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   EXXON MOBIL CORP.                                                  5.8%
--------------------------------------------------------------------------------
(2)   CITIGROUP, INC.                                                    4.1%
--------------------------------------------------------------------------------
(3)   BANK OF AMERICA CORP.                                              3.3%
--------------------------------------------------------------------------------
(4)   AMERICAN INTERNATIONAL GROUP, INC.                                 2.9%
--------------------------------------------------------------------------------
(5)   JPMORGAN CHASE & CO.                                               2.5%
--------------------------------------------------------------------------------
(6)   CHEVRONTEXACO CORP.                                                2.0%
--------------------------------------------------------------------------------
(7)   VERIZON COMMUNICATIONS, INC.                                       2.0%
--------------------------------------------------------------------------------
(8)   WELLS FARGO & CO.                                                  1.8%
--------------------------------------------------------------------------------
(9)   SBC COMMUNICATIONS, INC.                                           1.5%
--------------------------------------------------------------------------------
(10)  TIME WARNER, INC.                                                  1.4%
--------------------------------------------------------------------------------
      TOTAL                                                             27.3%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

35.5% FINANCE
15.4% CONSUMER NON-DURABLES
12.9% ENERGY
11.3% UTILITIES
 8.9% TECHNOLOGY
 7.8% MATERIALS
 2.2% CAPITAL GOODS
 1.8% TRANSPORTATION
 1.5% CONSUMER DURABLES
 2.7% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 Waived until further notice.

4 This list is not a recommendation of any security by the investment adviser.


                                             Schwab Institutional Select Funds 9

SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND

PERFORMANCE as of 10/31/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                    Fund
                                              Benchmark:          Category:
                                            S&P SMALLCAP        MORNINGSTAR
                                            600/BARRA VALUE       SMALL-CAP
                               FUND            INDEX              VALUE
1 YEAR                         18.76%           18.76%             16.59%
5 YEARS                        13.76%           13.78%             14.93%
SINCE INCEPTION: 2/1/99        11.65%           11.74%             12.58%


                                              1 YEAR               5 YEARS           SINCE INCEPTION
                                                    Fund                 Fund                  Fund
                                                  Category:            Category:             Category:
                                                 MORNINGSTAR          MORNINGSTAR           MORNINGSTAR
                                                  SMALL-CAP            SMALL-CAP             SMALL-CAP
TOTAL RETURNS AFTER TAX                   FUND      VALUE      FUND      VALUE       FUND      VALUE
-------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)       18.61%    14.16%     11.91%     13.60%     10.07%      n/a
-------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)      12.36%     9.99%     10.79%     12.28%      9.14%      n/a
-------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in its benchmark.

[LINE GRAPH]

$18,855  FUND
$18,940  S&P SMALLCAP 600/BARRA VALUE INDEX

                              S&P SMALL CAP
                                600/BARRA
   DATE           FUND         VALUE INDEX
 1-Feb-99       $10,000          $10,000
28-Feb-99        $9,170           $9,186
31-Mar-99        $9,130           $9,150
30-Apr-99        $9,920           $9,947
31-May-99       $10,310          $10,345
30-Jun-99       $10,930          $10,973
31-Jul-99       $10,760          $10,802
31-Aug-99       $10,310          $10,349
30-Sep-99       $10,120          $10,159
31-Oct-99        $9,890           $9,924
30-Nov-99       $10,120          $10,147
31-Dec-99       $10,411          $10,425
31-Jan-00        $9,886           $9,891
29-Feb-00       $10,338          $10,338
31-Mar-00       $10,716          $10,720
30-Apr-00       $10,801          $10,795
31-May-00       $10,611          $10,619
30-Jun-00       $10,916          $10,923
31-Jul-00       $11,127          $11,139
31-Aug-00       $11,789          $11,789
30-Sep-00       $11,747          $11,765
31-Oct-00       $11,810          $11,823
30-Nov-00       $11,021          $11,042
31-Dec-00       $12,583          $12,601
31-Jan-01       $13,572          $13,599
28-Feb-01       $12,993          $13,025
31-Mar-01       $12,458          $12,484
30-Apr-01       $13,208          $13,236
31-May-01       $13,549          $13,573
30-Jun-01       $14,084          $14,092
31-Jul-01       $13,936          $13,959
31-Aug-01       $13,709          $13,735
30-Sep-01       $11,754          $11,769
31-Oct-01       $12,299          $12,307
30-Nov-01       $13,265          $13,292
31-Dec-01       $14,218          $14,251
31-Jan-02       $14,469          $14,518
28-Feb-02       $14,406          $14,455
31-Mar-02       $15,658          $15,712
30-Apr-02       $16,296          $16,354
31-May-02       $15,683          $15,734
30-Jun-02       $15,019          $15,031
31-Jul-02       $12,604          $12,587
31-Aug-02       $12,579          $12,571
30-Sep-02       $11,665          $11,645
31-Oct-02       $11,890          $11,879
30-Nov-02       $12,504          $12,521
31-Dec-02       $12,182          $12,189
31-Jan-03       $11,676          $11,686
28-Feb-03       $11,259          $11,253
31-Mar-03       $11,221          $11,218
30-Apr-03       $12,220          $12,234
31-May-03       $13,333          $13,374
30-Jun-03       $13,726          $13,771
31-Jul-03       $14,383          $14,445
31-Aug-03       $15,079          $15,139
30-Sep-03       $14,573          $14,643
31-Oct-03       $15,876          $15,947
30-Nov-03       $16,521          $16,606
31-Dec-03       $16,992          $17,071
31-Jan-04       $17,401          $17,479
29-Feb-04       $17,809          $17,893
31-Mar-04       $18,115          $18,206
30-Apr-04       $17,439          $17,536
31-May-04       $17,668          $17,756
30-Jun-04       $18,625          $18,729
31-Jul-04       $17,745          $17,839
31-Aug-04       $17,809          $17,896
30-Sep-04       $18,689          $18,778
31-Oct-04       $18,855          $18,940

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


10 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
   Large         / /        / /         / /
   Medium        / /        / /         / /
   Small         /X/        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                    354
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                          $966
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                           21.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                1.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                               40%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investment Manager
  Per Client Account, and                                           $2,500
  Aggregate Client Accounts                                        $100,000 3
Other Investors                                                   $3,000,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   MDC HOLDINGS, INC.                                                  1.0%
--------------------------------------------------------------------------------
(2)   YELLOW ROADWAY CORP.                                                0.9%
--------------------------------------------------------------------------------
(3)   TIMKEN CO.                                                          0.9%
--------------------------------------------------------------------------------
(4)   SOUTH FINANCIAL GROUP, INC.                                         0.9%
--------------------------------------------------------------------------------
(5)   UGI CORP.                                                           0.8%
--------------------------------------------------------------------------------
(6)   ENERGEN CORP.                                                       0.8%
--------------------------------------------------------------------------------
(7)   STANDARD-PACIFIC CORP.                                              0.7%
--------------------------------------------------------------------------------
(8)   SHURGARD STORAGE CENTERS, INC. Class A                              0.7%
--------------------------------------------------------------------------------
(9)   HUGHES SUPPLY, INC.                                                 0.7%
--------------------------------------------------------------------------------
(10)  CORN PRODUCTS INTERNATIONAL, INC.                                   0.7%
--------------------------------------------------------------------------------
      TOTAL                                                               8.1%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.1% FINANCE
20.1% MATERIALS
16.3% CONSUMER NON-DURABLES
10.7% TECHNOLOGY
 8.9% CAPITAL GOODS
 8.2% UTILITIES
 4.1% ENERGY
 4.0% TRANSPORTATION
 3.5% CONSUMER DURABLES
 3.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 Waived until further notice.

4 This list is not a recommendation of any security by the investment adviser.


                                            Schwab Institutional Select Funds 11

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2004 and held through October 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                           ENDING
                                                       BEGINNING        ACCOUNT VALUE           EXPENSES
                                  EXPENSE RATIO 1    ACCOUNT VALUE    (NET OF EXPENSES)    PAID DURING PERIOD 2
                                   (ANNUALIZED)        AT 5/1/04         AT 10/31/04          5/1/04-10/31/04
---------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

   Actual Return                       0.14%            $1,000            $1,029.90               $0.71
   Hypothetical 5% Return              0.14%            $1,000            $1,024.43               $0.71
---------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
LARGE-CAP VALUE INDEX FUND

   Actual Return                       0.25%            $1,000            $1,057.70               $1.29
   Hypothetical 5% Return              0.25%            $1,000            $1,023.88               $1.27
---------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
SMALL-CAP VALUE INDEX FUND

   Actual Return                       0.32%            $1,000            $1,081.20               $1.67
   Hypothetical 5% Return              0.32%            $1,000            $1,023.53               $1.63

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to that fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


12 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
                                                        10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    8.30        7.00        8.36       11.26       10.74
                                                      ----------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.13        0.12        0.12        0.12        0.11
   Net realized and unrealized gains or losses            0.64        1.30       (1.37)      (2.91)       0.52
                                                      ----------------------------------------------------------------------
   Total income or loss from investment operations        0.77        1.42       (1.25)      (2.79)       0.63
Less distributions:
   Dividends from net investment income                  (0.12)      (0.12)      (0.11)      (0.11)      (0.09)
   Distributions from net realized gains                    --          --          --          --       (0.02)
                                                      ----------------------------------------------------------------------
   Total distributions                                   (0.12)      (0.12)      (0.11)      (0.11)      (0.11)
                                                      ----------------------------------------------------------------------
Net asset value at end of period                          8.95        8.30        7.00        8.36       11.26
                                                      ----------------------------------------------------------------------
Total return (%)                                          9.36       20.65      (15.18)     (24.95)       5.86

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.15        0.15        0.15        0.15        0.16 1
   Gross operating expenses                               0.35        0.36        0.37        0.37        0.38
   Net investment income                                  1.56        1.65        1.38        1.14        1.06
Portfolio turnover rate                                      3           4          12          13           6
Net assets, end of period ($ x 1,000,000)                  348         272         203         261         382

1 The ratio of net operating expenses would have been 0.15% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 13

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is related to the fund's adviser

 @  This security or a portion of this security is on loan

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 97.8%  COMMON STOCK                                      346,761       340,369

  4.7%  SHORT-TERM
        INVESTMENTS                                        16,210        16,210

  0.2%  U.S. TREASURY
        OBLIGATIONS                                           863           863
--------------------------------------------------------------------------------
102.7%  TOTAL INVESTMENTS                                 363,834       357,442

  5.3%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             18,387        18,387

(8.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (27,964)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                347,865

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 97.8% of net assets

      AEROSPACE / DEFENSE  1.8%
      --------------------------------------------------------------------------
      The Boeing Co.    27,200                                             1,357
      Crane Co.    1,700                                                      47
      General Dynamics Corp.    6,400                                        653
      Goodrich Corp.    3,800                                                117
      Lockheed Martin Corp.    14,400                                        793
      Northrop Grumman Corp.   11,628                                        602
      Raytheon Co.    14,600                                                 533
      Rockwell Automation, Inc.    5,800                                     242
      Rockwell Collins, Inc.    5,600                                        199
      Textron, Inc.    4,500                                                 307
      United Technologies Corp.    16,600                                  1,541
                                                                     -----------
                                                                           6,391
      AIR TRANSPORTATION  1.2%
      --------------------------------------------------------------------------
   @o Delta Air Lines, Inc.    3,200                                          17
      FedEx Corp.    9,800                                                   893
      Sabre Holdings Corp., Class A    4,118                                  89
      Southwest Airlines Co.    25,650                                       405
      United Parcel Service, Inc.,
      Class B    36,424                                                    2,884
                                                                     -----------
                                                                           4,288
      ALCOHOLIC BEVERAGES  0.4%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    1,200                                      80
      Anheuser-Busch Cos., Inc.    26,000                                  1,299
      Brown-Forman Corp., Class B    3,908                                   175
                                                                     -----------
                                                                           1,554
      APPAREL  0.4%
      --------------------------------------------------------------------------
    o Coach, Inc.    6,100                                                   284
      Jones Apparel Group, Inc.    4,100                                     145
      Liz Claiborne, Inc.    3,500                                           143
      Nike, Inc., Class B    8,600                                           699
      Reebok International Ltd.    2,000                                      74
      VF Corp.    3,600                                                      194
                                                                     -----------
                                                                           1,539
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.0%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    2,100                                       41
      Cummins, Inc.    1,400                                                  98
      Dana Corp.    4,900                                                     73
    @ Danaher Corp.    10,000                                                551
    @ Delphi Corp.    17,649                                                 148
      Eaton Corp.    4,800                                                   307


14 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Ford Motor Co.    59,211                                               772
      General Motors Corp.    18,275                                         705
      Genuine Parts Co.    5,500                                             219
   @o Goodyear Tire & Rubber Co.    5,300                                     53
      Harley-Davidson, Inc.    9,600                                         553
   @o Navistar International Corp.    2,100                                   73
      Visteon Corp.    3,669                                                  26
                                                                     -----------
                                                                           3,619
      BANKS  7.8%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    11,200                                             296
 @(7) Bank of America Corp.    131,664                                     5,897
      The Bank of New York Co., Inc.    25,250                               820
      BB&T Corp.    18,000                                                   740
      Comerica, Inc.    5,600                                                344
      Fifth Third Bancorp    18,469                                          909
      First Horizon National Corp.    4,000                                  173
      Huntington Bancshares, Inc.    7,283                                   174
      JPMorgan Chase & Co.    115,228                                      4,448
      KeyCorp, Inc.    13,200                                                443
      M&T Bank Corp.    3,799                                                391
      Marshall & Ilsley Corp.    7,228                                       303
      Mellon Financial Corp.    13,800                                       399
      National City Corp.    21,500                                          838
      North Fork Bancorp., Inc.    10,100                                    445
      Northern Trust Corp.    7,000                                          298
      PNC Financial Services
      Group, Inc.    9,200                                                   481
      Regions Financial Corp.    14,998                                      526
      SouthTrust Corp.    10,800                                             471
      State Street Corp.    10,900                                           491
      SunTrust Banks, Inc.    11,600                                         816
      Synovus Financial Corp.    10,100                                      275
      U.S. Bancorp    60,807                                               1,740
      Wachovia Corp.    42,400                                             2,087
      Wells Fargo & Co.    54,713                                          3,267
      Zions Bancorp.    2,900                                                192
                                                                     -----------
                                                                          27,264
      BUSINESS MACHINES & SOFTWARE  8.8%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc.    7,800                                           437
    o Apple Computer, Inc.    12,600                                         662
      Autodesk, Inc.    3,600                                                190
    o BMC Software, Inc.    7,100                                            134
    o Cisco Systems, Inc.    218,750                                       4,202
    o Compuware Corp.    11,300                                               65
    o Comverse Technology, Inc.    6,400                                     132
    o Dell, Inc.    80,800                                                 2,833
    o EMC Corp.    77,824                                                  1,002
    o Gateway, Inc.    12,100                                                 71
      Hewlett-Packard Co.    97,701                                        1,823
 (10) International Business Machines
      Corp.    54,200                                                      4,864
    o Lexmark International, Inc.,
      Class A    4,200                                                       349
 =(3) Microsoft Corp.    351,750                                           9,846
    o NCR Corp.    3,000                                                     169
    o Network Appliance, Inc.    11,600                                      284
    o Novell, Inc.    12,200                                                  88
    o Oracle Corp.    167,300                                              2,118
      Pitney Bowes, Inc.    7,500                                            328
    o Siebel Systems, Inc.    15,900                                         151
    o Sun Microsystems, Inc.    107,600                                      487
    o Unisys Corp.    10,600                                                 113
   @o Xerox Corp.    27,200                                                  402
                                                                     -----------
                                                                          30,750
      BUSINESS SERVICES  4.4%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    4,014                                                       219
   @o Allied Waste Industries, Inc.    10,000                                 82
    o Apollo Group, Inc., Class A    6,300                                   416
      Automatic Data Processing, Inc.    18,900                              820
      Cendant Corp.    34,170                                                704
    @ Cintas Corp.    5,620                                                  242
    o Citrix Systems, Inc.    5,500                                          133
      Computer Associates
      International, Inc.    19,000                                          527
   @o Computer Sciences Corp.    6,000                                       298
    o Convergys Corp.    4,625                                                60
      Deluxe Corp.    1,600                                                   61
    o eBay, Inc.    21,382                                                 2,087
      Electronic Data Systems Corp.    16,600                                353
      Equifax, Inc.    4,500                                                 118
      First Data Corp.    27,781                                           1,147
    o Fiserv, Inc.    6,150                                                  219


                                                         See financial notes. 15

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      H&R Block, Inc.    5,200                                               247
      IMS Health, Inc.    7,400                                              157
    o Interpublic Group of Cos., Inc.    13,300                              163
    o Intuit, Inc.    6,283                                                  285
   @o Mercury Interactive Corp.    3,000                                     130
    o Monster Worldwide, Inc.    3,861                                       108
      Omnicom Group, Inc.    6,100                                           481
    o Parametric Technology Corp.    8,100                                    42
      Paychex, Inc.    12,325                                                404
    o PeopleSoft, Inc.    11,600                                             241
      Robert Half International, Inc.    5,650                               150
    o SunGard Data Systems, Inc.    9,113                                    241
    o Symantec Corp.     10,200                                              581
    @ Tyco International Ltd.    65,076                                    2,027
    o Veritas Software Corp.    14,050                                       307
      Waste Management, Inc.    18,800                                       535
    o Yahoo! Inc.    44,100                                                1,596
                                                                     -----------
                                                                          15,181
      CHEMICALS  1.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    7,400                                393
      Dow Chemical Co.    30,460                                           1,369
      E.I. du Pont de Nemours & Co.    32,282                              1,384
      Eastman Chemical Co.    2,400                                          114
      Ecolab, Inc.    8,400                                                  284
      Great Lakes Chemical Corp.    1,400                                     36
    o Hercules, Inc.    3,300                                                 47
      Monsanto Co.    8,717                                                  373
      PPG Industries, Inc.    5,600                                          357
      Praxair, Inc.    10,600                                                447
      Rohm & Haas Co.    7,263                                               308
      Sigma-Aldrich Corp.    2,300                                           128
                                                                     -----------
                                                                           5,240
      CONSTRUCTION  0.5%
      --------------------------------------------------------------------------
      Centex Corp.    4,000                                                  208
      Fluor Corp.    2,700                                                   125
      KB Home    1,500                                                       123
      Masco Corp.    14,100                                                  483
      Pulte Homes, Inc.    4,000                                             220
      The Sherwin-Williams Co.    4,700                                      201
      The Stanley Works    2,600                                             116
      Vulcan Materials Co.    3,300                                          164
                                                                     -----------
                                                                           1,640
      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    2,600                                          209
      Leggett & Platt, Inc.    6,100                                         171
    @ Maytag Corp.    2,350                                                   41
      Newell Rubbermaid, Inc.    8,667                                       187
      Whirlpool Corp.    2,200                                               129
                                                                     -----------
                                                                             737
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    3,600                                                    143
      Bemis Co.    3,200                                                      85
    o Pactiv Corp.    4,900                                                  116
    o Sealed Air Corp.    2,600                                              129
                                                                     -----------
                                                                             473
      ELECTRONICS  4.9%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    26,200                                  58
   @o Advanced Micro Devices, Inc.    11,200                                 188
   @o Agilent Technologies, Inc.    15,784                                   396
    o Altera Corp.    11,720                                                 266
      American Power Conversion Corp.    6,550                               126
      Analog Devices, Inc.    12,300                                         495
   @o Andrew Corp.    5,300                                                   74
    o Applied Materials, Inc.    54,950                                      885
    o Applied Micro Circuits Corp.    9,121                                   33
   @o Broadcom Corp., Class A    10,500                                      284
    o CIENA Corp.    17,000                                                   42
      Intel Corp.    207,600                                               4,621
      ITT Industries, Inc.    3,000                                          244
    o Jabil Circuit, Inc.    6,364                                           155
    o JDS Uniphase Corp.    45,228                                           143
   @o KLA-Tencor Corp.    6,400                                              291
      Linear Technology Corp.    10,000                                      379
    o LSI Logic Corp.    12,500                                               57
    o Lucent Technologies, Inc.    139,445                                   495
      Maxim Integrated Products, Inc.    10,600                              466
   @o Micron Technology, Inc.    19,200                                      234
      Molex, Inc.    6,000                                                   177
      Motorola, Inc.    76,426                                             1,319
    o National Semiconductor Corp.    11,300                                 189
    o Novellus Systems, Inc.    4,450                                        115
    o Nvidia Corp.    5,300                                                   77


16 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PerkinElmer, Inc.    4,100                                              84
    o PMC--Sierra, Inc.    5,800                                              60
    o Power-One, Inc.    2,300                                                16
    o QLogic Corp.    2,813                                                   92
      Qualcomm, Inc.    52,700                                             2,203
    o Sanmina--SCI Corp.    16,400                                           131
      Scientific-Atlanta, Inc.    4,900                                      134
    o Solectron Corp.    30,200                                              158
      Symbol Technologies, Inc.    7,536                                     111
      Tektronix, Inc.    2,900                                                88
    o Tellabs, Inc.    13,500                                                108
    o Teradyne, Inc.    6,100                                                101
      Texas Instruments, Inc.    56,000                                    1,369
    o Thermo Electron Corp.    5,300                                         154
    o Waters Corp.    3,900                                                  161
      Xilinx, Inc.    11,300                                                 346
                                                                     -----------
                                                                          17,125
      ENERGY: RAW MATERIALS  1.8%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    8,121                                      548
    @ Apache Corp.    10,564                                                 536
      Baker Hughes, Inc.    10,800                                           462
    o BJ Services Co.    5,100                                               260
      Burlington Resources, Inc.    12,800                                   531
      Devon Energy Corp.    7,900                                            584
      EOG Resources, Inc.    3,722                                           248
      Halliburton Co.     14,300                                             530
    o Noble Corp.    4,300                                                   196
      Occidental Petroleum Corp.    12,700                                   709
    o Rowan Cos., Inc.    3,200                                               82
      Schlumberger Ltd.    19,200                                          1,208
      Valero Energy Corp.    8,300                                           357
                                                                     -----------
                                                                           6,251
      FOOD & AGRICULTURE  3.4%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    21,148                                   410
      Campbell Soup Co.    13,300                                            357
      The Coca-Cola Co.    78,500                                          3,192
      Coca-Cola Enterprises, Inc.    15,200                                  318
      ConAgra Foods, Inc.    17,100                                          451
      General Mills, Inc.    12,300                                          544
      H.J. Heinz Co.    11,400                                               414
      Hershey Foods Corp.    8,000                                           406
      Kellogg Co.    13,400                                                  576
      McCormick & Co., Inc.    4,399                                         156
      The Pepsi Bottling Group, Inc.    8,080                                227
      PepsiCo, Inc.    54,880                                              2,721
      Sara Lee Corp.    25,700                                               598
      Supervalu, Inc.    4,300                                               127
      Sysco Corp.    20,700                                                  668
      Wm. Wrigley Jr. Co.    7,300                                           477
                                                                     -----------
                                                                          11,642
      GOLD  0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    14,400                                         684
      HEALTHCARE / DRUGS & MEDICINE  12.0%
      --------------------------------------------------------------------------
      Abbott Laboratories    50,500                                        2,153
    @ Allergan, Inc.    4,200                                                301
      AmerisourceBergen Corp.    3,600                                       198
    o Amgen, Inc.    41,000                                                2,329
   @o Anthem, Inc.    4,428                                                  356
      Applied Biosystems Group--
      Applera Corp.    6,600                                                 126
      Bausch & Lomb, Inc.    1,600                                            98
      Baxter International, Inc.    19,900                                   612
      Becton Dickinson & Co.    8,200                                        430
    o Biogen Idec, Inc.    11,030                                            641
      Biomet, Inc.    8,300                                                  387
   @o Boston Scientific Corp.    27,300                                      964
      Bristol-Myers Squibb Co.    63,000                                   1,476
      C.R. Bard, Inc.    3,400                                               193
      Cardinal Health, Inc.    14,000                                        654
    o Caremark Rx, Inc.    15,126                                            453
    o Chiron Corp.    5,900                                                  191
      Eli Lilly & Co.    36,600                                            2,010
   @o Express Scripts, Inc.    2,400                                         154
    o Forest Laboratories, Inc.    12,000                                    535
    o Genzyme Corp.    7,400                                                 388
    o Gilead Sciences, Inc.    14,000                                        485
      Guidant Corp.    10,200                                                680
      HCA, Inc.    15,700                                                    577
      Health Management Associates, Inc.,
      Class A    7,700                                                       159
    o Hospira, Inc.    4,900                                                 156


                                                         See financial notes. 17

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Humana, Inc.    4,900                                                   94
  (8) Johnson & Johnson    96,068                                          5,608
   @o King Pharmaceuticals, Inc.    7,633                                     83
      Manor Care, Inc.    2,900                                               95
      McKesson Corp.    9,300                                                248
   @o Medco Health Solutions, Inc.    8,889                                  301
    o Medimmune, Inc.    7,900                                               225
      Medtronic, Inc.    39,200                                            2,004
      Merck & Co., Inc.    71,800                                          2,248
    @ Mylan Laboratories, Inc.    8,500                                      146
 =(6) Pfizer, Inc.    244,247                                              7,071
      Quest Diagnostics    3,337                                             292
      Schering-Plough Corp.    47,700                                        864
    o St. Jude Medical, Inc.    5,800                                        444
      Stryker Corp.    13,040                                                562
    o Tenet Healthcare Corp.    14,700                                       158
      UnitedHealth Group, Inc.    21,600                                   1,564
    o Watson Pharmaceuticals, Inc.    3,300                                   92
    o WellPoint Health Networks, Inc.    5,100                               498
      Wyeth    43,200                                                      1,713
    o Zimmer Holdings, Inc.    8,000                                         621
                                                                     -----------
                                                                          41,637
      HOUSEHOLD PRODUCTS  2.2%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    2,950                                   132
      Avon Products, Inc.    15,300                                          605
      Clorox Co.    6,900                                                    377
      Colgate-Palmolive Co.    17,200                                        768
      The Gillette Co.    32,500                                           1,348
      International Flavors & Fragrances,
      Inc.    2,900                                                          113
      Procter & Gamble Co.    82,300                                       4,212
                                                                     -----------
                                                                           7,555
      INSURANCE  4.5%
      --------------------------------------------------------------------------
      ACE Ltd.    9,200                                                      350
      Aetna, Inc.    5,000                                                   475
      AFLAC, Inc.    16,500                                                  592
      The Allstate Corp.    22,500                                         1,082
      AMBAC Financial Group, Inc.    3,533                                   276
  (9) American International Group,
      Inc.    84,300                                                       5,118
      AON Corp.    10,000                                                    204
      Chubb Corp.    6,200                                                   447
      CIGNA Corp.    4,400                                                   279
      Cincinnati Financial Corp.    5,535                                    231
      Hartford Financial Services Group,
      Inc.    9,500                                                          556
      Jefferson-Pilot Corp.    4,300                                         208
      Lincoln National Corp.    5,600                                        245
      Loews Corp.    5,900                                                   353
      Marsh & McLennan Cos., Inc.    16,900                                  468
      MBIA, Inc.    4,700                                                    272
      Metlife, Inc.    24,357                                                934
      MGIC Investment Corp.    3,100                                         199
      Principal Financial Group, Inc.    10,184                              385
      The Progressive Corp.    6,500                                         608
      Prudential Financial, Inc.    16,800                                   781
      Safeco Corp.    4,200                                                  194
      The St. Paul Travelers Cos.,
      Inc.    21,711                                                         737
      Torchmark Corp.    3,500                                               189
      UnumProvident Corp.    9,660                                           132
      XL Capital Ltd., Class A    4,500                                      326
                                                                     -----------
                                                                          15,641
      MEDIA  3.4%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.    19,095                                                         638
    o Comcast Corp., Class A    72,338                                     2,134
      Dow Jones & Co., Inc.    2,600                                         115
      Gannett Co., Inc.    8,700                                             722
      Knight-Ridder, Inc.    2,400                                           164
    @ The McGraw-Hill Cos., Inc.    6,200                                    535
      Meredith Corp.    1,600                                                 78
      New York Times Co., Class A    4,700                                   188
      R.R. Donnelley & Sons Co.    6,950                                     218
    o Time Warner, Inc.    148,000                                         2,463
      Tribune Co.    10,300                                                  445
   @o Univision Communications, Inc.,
      Class A    10,494                                                      325
      Viacom, Inc., Class B    56,145                                      2,049
      The Walt Disney Co.    66,500                                        1,677
                                                                     -----------
                                                                          11,751
      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
      3M Co.    25,400                                                     1,970


18 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS FINANCE  7.6%
      --------------------------------------------------------------------------
      American Express Co.    41,100                                       2,181
      The Bear Stearns Cos., Inc.    3,446                                   326
    @ Capital One Financial Corp.    7,900                                   583
    / The Charles Schwab Corp.    44,238                                     405
      CIT Group, Inc.    6,900                                               279
 =(4) Citigroup, Inc.    167,650                                           7,439
      Countrywide Financial Corp.    18,298                                  584
    o E*TRADE Financial Corp.    11,800                                      152
      Fannie Mae    31,400                                                 2,203
      Federated Investors, Inc., Class B    3,600                            104
      Franklin Resources, Inc.    8,100                                      491
      Freddie Mac    22,300                                                1,485
      Golden West Financial Corp.    4,900                                   573
      Goldman Sachs Group, Inc.    15,754                                  1,550
      Janus Capital Group, Inc.    7,750                                     118
      Lehman Brothers Holdings, Inc.    8,800                                723
      MBNA Corp.    41,350                                                 1,060
      Merrill Lynch & Co., Inc.    30,400                                  1,640
      Moody's Corp.    4,700                                                 366
      Morgan Stanley    35,600                                             1,819
    o Providian Financial Corp.    9,500                                     148
      SLM Corp.    14,200                                                    643
      Sovereign Bancorp, Inc.    11,200                                      242
      T. Rowe Price Group, Inc.    4,000                                     223
      Washington Mutual, Inc.    28,300                                    1,095
                                                                    ------------
                                                                          26,432
      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    5,200                                      127
    o Electronic Arts, Inc.    9,850                                         443
      Fortune Brands, Inc.    4,600                                          335
      Hasbro, Inc.    5,800                                                  103
      International Game Technology    11,150                                368
      Mattel, Inc.    13,400                                                 235
      McDonald's Corp.    40,700                                           1,186
    o Starbucks Corp.    12,940                                              684
      Wendy's International, Inc.    3,700                                   124
      Yum! Brands, Inc.    9,400                                             409
                                                                     -----------
                                                                           4,014
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    28,204                                                  917
      Engelhard Corp.    4,000                                               113
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    5,800                                                       210
      Phelps Dodge Corp.    2,960                                            259
                                                                     -----------
                                                                           1,499
      OIL: DOMESTIC  1.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    3,000                                            242
      Ashland, Inc.    2,300                                                 133
      ConocoPhillips    22,349                                             1,884
      Kerr-McGee Corp.    4,973                                              295
      Marathon Oil Corp.    11,200                                           427
    o Nabors Industries Ltd.    4,700                                        231
      Sunoco, Inc.    2,400                                                  178
    o Transocean, Inc.    10,420                                             367
      Unocal Corp.    8,600                                                  359
                                                                     -----------
                                                                           4,116
      OIL: INTERNATIONAL  4.0%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    68,992                                        3,661
 =(2) Exxon Mobil Corp.     210,520                                       10,362
                                                                     -----------
                                                                          14,023
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.    45,100                                                516
      Eastman Kodak Co.    9,300                                             282
                                                                     -----------
                                                                             798
      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
    o Boise Cascade Corp.    2,800                                            83
      Georgia-Pacific Corp.    8,386                                         290
      International Paper Co.    15,739                                      606
      Kimberly-Clark Corp.    16,000                                         955
      Louisiana-Pacific Corp.    3,300                                        81
      MeadWestvaco Corp.    6,422                                            202
      Temple-Inland, Inc.    1,800                                           106
      Weyerhaeuser Co.    7,800                                              489
                                                                     -----------
                                                                           2,812


                                                         See financial notes. 19

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PRODUCER GOODS & MANUFACTURING  5.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    7,000                                  256
      Avery Dennison Corp.    3,500                                          213
      Caterpillar, Inc.    11,100                                            894
      Cooper Industries Ltd., Class A    3,000                               192
      Deere & Co.    8,100                                                   484
      Dover Corp.    6,600                                                   259
      Emerson Electric Co.    13,600                                         871
    o Fisher Scientific International, Inc.    3,775                         217
 =(1) General Electric Co.    341,600                                     11,655
      Honeywell International, Inc.    27,812                                937
      Illinois Tool Works, Inc.    9,800                                     904
      Ingersoll-Rand Co., Class A    5,700                                   390
      Johnson Controls, Inc.    6,200                                        356
    o Millipore Corp.    1,600                                                74
      Pall Corp.    4,000                                                    103
      Parker Hannifin Corp.    3,800                                         268
      Snap-On, Inc.    1,700                                                  50
      W.W. Grainger, Inc.    2,900                                           170
                                                                     -----------
                                                                          18,293
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.    12,100                                                        506
      CSX Corp.    6,800                                                     248
      Norfolk Southern Corp.    12,800                                       435
      Union Pacific Corp.    8,400                                           529
                                                                     -----------
                                                                           1,718
      REAL PROPERTY  0.5%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A    2,900                                                       106
      Equity Office Properties Trust    13,050                               367
      Equity Residential    9,100                                            304
      Plum Creek Timber Co., Inc.    5,800                                   210
      ProLogis    5,800                                                      226
      Simon Property Group, Inc.    7,200                                    420
                                                                     -----------
                                                                           1,633
      RETAIL  6.6%
      --------------------------------------------------------------------------
      Albertson's, Inc.    11,983                                            273
   @o Autonation, Inc.    8,700                                              150
   @o AutoZone, Inc.    2,800                                                229
    o Bed, Bath & Beyond, Inc.    9,800                                      400
    @ Best Buy Co., Inc.    10,600                                           628
    o Big Lots, Inc.    3,400                                                 42
      Circuit City Stores, Inc.    6,000                                      97
      Costco Wholesale Corp.    15,000                                       719
      CVS Corp.    13,000                                                    565
      Dillards, Inc., Class A    2,500                                        51
      Dollar General Corp.    10,650                                         205
      Family Dollar Stores, Inc.    5,300                                    157
      Federated Department Stores,
      Inc.    5,700                                                          288
      The Gap, Inc.    29,300                                                585
      Home Depot, Inc.    71,100                                           2,921
      J.C. Penney Co., Inc. Holding
      Co.    9,400                                                           325
    o Kohl's Corp.    11,100                                                 563
    o Kroger Co.    24,000                                                   363
    @ Limitedbrands    15,300                                                379
      Lowe's Cos., Inc.    25,300                                          1,424
    @ The May Department Stores Co.    9,200                                 240
      Nordstrom, Inc.    4,400                                               190
    o Office Depot, Inc.    9,900                                            160
      RadioShack Corp.    5,200                                              156
    o Safeway, Inc.    14,100                                                257
      Sears, Roebuck & Co.    6,900                                          241
      Staples, Inc.    16,100                                                479
      Target Corp.    29,300                                               1,466
      Tiffany & Co.    4,650                                                 136
      TJX Cos., Inc.    15,900                                               381
    o Toys `R' Us, Inc.    6,800                                             122
 =(5) Wal-Mart Stores, Inc.    137,250                                     7,401
      Walgreen Co.    33,200                                               1,192
    @ Winn-Dixie Stores, Inc.    3,800                                        13
                                                                     -----------
                                                                          22,798
      STEEL  0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    2,850                                   48
      Nucor Corp.    5,200                                                   219
      United States Steel Corp.    3,700                                     136
      Worthington Industries, Inc.    2,500                                   50
                                                                     -----------
                                                                             453


20 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE  3.3%
      --------------------------------------------------------------------------
      Alltel Corp.    10,000                                                 549
      AT&T Corp.    25,797                                                   441
    o Avaya, Inc.    14,295                                                  206
      BellSouth Corp.    59,250                                            1,580
      CenturyTel, Inc.    4,300                                              138
    o Citizens Communications Co.    10,486                                  141
    o Nextel Communications, Inc.,
      Class A    36,100                                                      956
    o Qwest Communications
      International, Inc.    57,021                                          195
      SBC Communications, Inc.    107,230                                  2,709
      Sprint Corp. (FON Group)    47,050                                     986
      Verizon Communications, Inc.    89,628                               3,504
                                                                     -----------
                                                                          11,405
      TOBACCO  1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    66,400                                         3,218
    @ Reynolds American, Inc.    4,870                                       335
      UST, Inc.    5,200                                                     214
                                                                     -----------
                                                                           3,767
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Brunswick Corp.    3,100                                               145
      Carnival Corp.    20,500                                             1,036
      Harrah's Entertainment, Inc.    3,700                                  217
      Hilton Hotels Corp.    12,500                                          249
      Marriott International, Inc., Class A    7,500                         409
      Starwood Hotels & Resorts
      Worldwide, Inc.    6,600                                               315
                                                                     -----------
                                                                           2,371
      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    5,675                                                  394
      Ryder Systems, Inc.    2,100                                           105
                                                                     -----------
                                                                             499
      UTILITIES: ELECTRIC & GAS  3.1%
      --------------------------------------------------------------------------
    o The AES Corp.    20,300                                                221
    o Allegheny Energy, Inc.    4,401                                         81
      Ameren Corp.    6,300                                                  302
      American Electric Power Co., Inc.    12,880                            424
   @o Calpine Corp.    16,800                                                 42
      Centerpoint Energy, Inc.    9,700                                      102
      Cinergy Corp.    5,900                                                 233
    o CMS Energy Corp.    6,000                                               56
      Consolidated Edison, Inc.    7,900                                     343
      Constellation Energy Group, Inc.    5,700                              232
      Dominion Resources, Inc.    10,691                                     688
      DTE Energy Co.    5,500                                                235
      Duke Energy Corp.    30,400                                            746
   @o Dynegy, Inc., Class A    12,300                                         61
      Edison International    10,600                                         323
      El Paso Corp.    20,126                                                180
      Entergy Corp.    7,400                                                 484
      Exelon Corp.    21,400                                                 848
      FirstEnergy Corp.    10,688                                            442
      FPL Group, Inc.    5,900                                               406
    @ KeySpan Corp.    5,000                                                 200
      Kinder Morgan, Inc.    3,905                                           251
    @ Nicor, Inc.    1,400                                                    53
      NiSource, Inc.    8,327                                                179
      Peoples Energy Corp.    1,200                                           51
    o PG&E Corp.    13,000                                                   416
      Pinnacle West Capital Corp.    2,800                                   119
      PPL Corp.    6,000                                                     312
      Progress Energy, Inc.    8,026                                         331
    @ Public Service Enterprise Group,
      Inc.    7,700                                                          328
    @ Sempra Energy    7,585                                                 254
      The Southern Co.     23,900                                            755
      TECO Energy, Inc.    6,000                                              84
      TXU Corp.    9,650                                                     591
    @ Williams Cos., Inc.    17,400                                          218
      Xcel Energy, Inc.    12,560                                            215
                                                                     -----------
                                                                          10,806

      SHORT-TERM INVESTMENTS
      4.7% of net assets

      BlackRock Liquidity Fund,
      Temp Cash Institutional
      Shares #21    2,390,802                                              2,391

      Provident Institutional
      TempFund    13,818,502                                              13,819
                                                                     -----------
                                                                          16,210


                                                         See financial notes. 21

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

      SECURITY                                       FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ x 1,000)     ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.2% of net assets

    = U.S. Treasury Bills
        1.54%-1.69%, 12/16/04                                865             863


END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      5.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS  1.7%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
        1.72%, 05/25/05                                      716             716
      Foreningssparbanken AB
        1.83%, 11/15/04                                      458             458
      Fortis Bank NY
        1.78%, 06/06/05                                    1,121           1,121
      Societe Generale NY
        1.95%, 11/01/04                                    1,042           1,042
        1.83%, 11/15/04                                    1,922           1,922
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                      654             654
                                                                     -----------
                                                                           5,913
      SHORT-TERM INVESTMENTS  3.6%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                      393             393

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust    12,081,358                                                 12,081
                                                                     -----------
                                                                          12,474


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                              NUMBER OF           CONTRACT           UNREALIZED
                              CONTRACTS            VALUE               GAINS
S&P 500 Index, Long
expires 12/17/04                 35                9,890                213


22 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $17,816
   of securities on loan)                                              $357,442 a
Collateral invested for securities on loan                               18,387
Receivables:
   Fund shares sold                                                         786
   Interest                                                                  14
   Dividends                                                                418
   Due from brokers for futures                                              33
   Income from securities lending                                             2
Prepaid expenses                                                    +        23
                                                                    ------------
TOTAL ASSETS                                                            377,105

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               18,387
Payables:
   Fund shares redeemed                                                     437
   Investments bought                                                    10,352
   Trustees' fees                                                             1
Accrued expenses                                                    +        63
                                                                    ------------
TOTAL LIABILITIES                                                        29,240

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                            377,105
Total liabilities                                                   -    29,240
                                                                    ------------
NET ASSETS                                                             $347,865

NET ASSETS BY SOURCE
Capital received from investors                                         401,593
Net investment income not yet distributed                                 3,943
Net realized capital losses                                             (51,492) b
Net unrealized capital losses                                            (6,179) b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$347,865             38,886                $8.95

  Unless stated, all numbers x 1,000.

a The fund paid $363,834 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $56,287
    Sales/maturities                $7,940

  The fund's total security transactions with other SchwabFunds(R) during the period were $845.

b These derive from investments and futures.

  FEDERAL TAX DATA
---------------------------------------------------
  PORTFOLIO COST                          $367,819

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $56,177
  Losses                               +   (66,554)
                                       ------------
                                          ($10,377)

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $3,943
  Long-term capital gains                      $--

  CAPITAL LOSSES UTILIZED                     $313

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                    Loss amount
   2008                                       $152
   2009                                     17,888
   2010                                     27,645
   2011                                +     1,609
                                       ------------
                                           $47,294


                                                         See financial notes. 23

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $5,147
Interest                                                                     42
Securities on loan                                                   +       27
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   5,216

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                         (287)
Net realized gains on futures contracts                              +      241
                                                                     -----------
NET REALIZED LOSSES                                                         (46)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      21,182
Net unrealized gains on futures contracts                            +      204
                                                                     -----------
NET UNREALIZED GAINS                                                     21,386

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   551 a
Transfer agent and shareholder service fees                                 306 b
Trustees' fees                                                                7 c
Custodian fees                                                               47
Portfolio accounting fees                                                    41
Professional fees                                                            30
Registration fees                                                            31
Shareholder reports                                                          48
Other expenses                                                       +       19
                                                                     -----------
Total expenses                                                            1,080
Expense reduction                                                    -      635 d
                                                                     -----------
NET EXPENSES                                                                445

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   5,216
NET EXPENSES                                                         -      445
                                                                     -----------
NET INVESTMENT INCOME                                                     4,771
NET REALIZED LOSSES                                                         (46) e
NET UNREALIZED GAINS                                                 +   21,386 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $26,111

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.18% of the first $1 billion and 0.15% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $554 from the investment adviser (CSIM) and $81 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through December 31, 2005, to 0.10% of average daily net assets. Prior to October 1, 2004, this limit was 0.15%. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $21,340.


24 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/03-10/31/04     11/1/02-10/31/03
Net investment income                               $4,771               $3,778
Net realized losses                                    (46)              (1,536)
Net unrealized gains                      +         21,386               42,910
                                          --------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     26,111               45,152

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $3,944               $3,544 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/03-10/31/04        11/1/02-10/31/03
                                     SHARES        VALUE     SHARES       VALUE
Shares sold                          13,048     $114,347     13,049     $95,187
Shares reinvested                       371        3,113        407       2,823
Shares redeemed                   +  (7,241)     (63,271)    (9,685)    (70,755) c
                                  ----------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                        6,178      $54,189      3,771     $27,255


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/03-10/31/04        11/1/02-10/31/03
                                     SHARES   NET ASSETS     SHARES  NET ASSETS
Beginning of period                  32,708     $271,509     28,937    $202,646
Total increase                    +   6,178       76,356      3,771      68,863 c
--------------------------------------------------------------------------------
END OF PERIOD                        38,886     $347,865     32,708    $271,509 d

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $3,915 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h) (ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                $3,944
  Long-term capital gains           $--

  PRIOR PERIOD
  Ordinary income                $3,544
  Long-term capital gains           $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD                    $15

  PRIOR PERIOD                      $21

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $3,943 and $3,116 at the end of the current period and prior period, respectively.


                                                         See financial notes. 25

SCHWAB INSTITUTIONAL SELECT(R)
LARGE-CAP VALUE INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
                                                      10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   8.66           7.14            8.92           11.44           10.68
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.16           0.15            0.18            0.14            0.15
     Net realized and unrealized gains or losses         1.05           1.55           (1.49)          (2.19)           0.84
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     1.21           1.70           (1.31)          (2.05)           0.99
Less distributions:
     Dividends from net investment income               (0.15)         (0.18)          (0.15)          (0.15)          (0.11)
     Distributions from net realized gains                 --             --           (0.32)          (0.32)          (0.12)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.15)         (0.18)          (0.47)          (0.47)          (0.23)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                         9.72           8.66            7.14            8.92           11.44
                                                      ------------------------------------------------------------------------------
Total return (%)                                        14.12          24.40          (15.65)         (18.53)           9.48

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.25           0.25            0.26 1          0.25            0.26 2
     Gross operating expenses                            0.44           0.45            0.48            0.45            0.51
     Net investment income                               1.80           1.94            1.72            1.47            1.64
Portfolio turnover rate                                    11             24              26              47              27
Net assets, end of period ($ x 1,000,000)                 108             79              70             128             129

1 The ratio of net operating expenses would have been 0.25% if interest expense had not been included.

2 The ratio of net operating expenses would have been 0.25% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is related to the fund's adviser

 @  This security or a portion of this security is on loan

                                                     COST                VALUE
HOLDINGS BY CATEGORY                              ($x1,000)            ($x1,000)
--------------------------------------------------------------------------------
 97.1%  COMMON STOCK                                 94,603             104,596

  2.5%  SHORT-TERM
        INVESTMENT                                    2,696               2,696

  0.2%  U.S. TREASURY
        OBLIGATION                                      200                 200
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                            97,499             107,492

  6.6%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                        7,145               7,145

(6.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (6,912)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                107,725

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 97.1% of net assets

      AEROSPACE / DEFENSE 1.8%
      --------------------------------------------------------------------------
    @ Crane Co.    1,200                                                      34
      General Dynamics Corp.    3,900                                        397
      Goodrich Corp.    2,500                                                 77
      Lockheed Martin Corp.    8,800                                         485
      Northrop Grumman Corp.    6,848                                        354
      Raytheon Co.    8,400                                                  306
      Rockwell Automation, Inc.    3,600                                     150
      Textron, Inc.    2,700                                                 184
                                                                     -----------
                                                                           1,987
      AIR TRANSPORTATION 0.8%
      --------------------------------------------------------------------------
      FedEx Corp.    5,700                                                   519
      Sabre Holdings Corp., Class A    2,700                                  58
      Southwest Airlines Co.    15,400                                       243
                                                                     -----------
                                                                             820
      ALCOHOLIC BEVERAGES 0.0%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    700                                        47
      APPAREL 0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    2,300                                      81
      Liz Claiborne, Inc.    2,000                                            82
      Reebok International Ltd.    1,100                                      41
      VF Corp.    2,200                                                      118
                                                                     -----------
                                                                             322
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.3%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    1,300                                       25
      Cummins, Inc.    800                                                    56
      Dana Corp.    2,700                                                     40
      Eaton Corp.    3,000                                                   192
    @ Ford Motor Co.    35,109                                               458
    @ General Motors Corp.    10,975                                         423
      Genuine Parts Co.    3,400                                             136
   @o Goodyear Tire & Rubber Co.    3,600                                     36
    @ Visteon Corp.    2,585                                                  18
                                                                     -----------
                                                                           1,384
      BANKS 14.9%
      --------------------------------------------------------------------------
    @ AmSouth Bancorp.    6,900                                              182
  (3) Bank of America Corp.    79,080                                      3,542
      The Bank of New York Co., Inc.    15,100                               490
    @ BB&T Corp.    10,800                                                   444
      Comerica, Inc.    3,300                                                203
      Fifth Third Bancorp    11,100                                          546
      First Horizon National Corp.    2,500                                  108


                                                         See financial notes. 27

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Huntington Bancshares, Inc.    4,241                                   102
  (5) JPMorgan Chase & Co.    69,174                                       2,670
      KeyCorp, Inc.    7,900                                                 265
      M&T Bank Corp.    2,200                                                227
      Marshall & Ilsley Corp.    4,366                                       183
      Mellon Financial Corp.    8,100                                        234
      National City Corp.    12,900                                          503
      Northern Trust Corp.    4,300                                          183
      PNC Financial Services Group,
      Inc.    5,600                                                          293
      Regions Financial Corp.    8,994                                       315
      SouthTrust Corp.    6,400                                              279
      State Street Corp.    6,500                                            293
      SunTrust Banks, Inc.    7,000                                          493
      Synovus Financial Corp.    6,000                                       163
      U.S. Bancorp    36,378                                               1,041
      Wachovia Corp.    25,500                                             1,255
  (8) Wells Fargo & Co.    32,800                                          1,959
      Zions Bancorp.    1,700                                                112
                                                                     -----------
                                                                          16,085
      BUSINESS MACHINES & SOFTWARE 3.0%
      --------------------------------------------------------------------------
    o Apple Computer, Inc.    7,600                                          399
    o BMC Software, Inc.    4,000                                             76
    o Compuware Corp.    7,100                                                41
    o Comverse Technology, Inc.    3,600                                      74
    o EMC Corp.    46,800                                                    602
    o Gateway, Inc.    6,900                                                  40
      Hewlett-Packard Co.    58,698                                        1,095
    o NCR Corp.    1,800                                                     102
    o Novell, Inc.    7,500                                                   54
    o Siebel Systems, Inc.    10,600                                         101
    o Sun Microsystems, Inc.    64,100                                       290
    o Unisys Corp.    6,100                                                   65
   @o Xerox Corp.    16,300                                                  241
                                                                     -----------
                                                                           3,180
      BUSINESS SERVICES 3.3%
      --------------------------------------------------------------------------
   @o Affiliated Computer Services, Inc.,
      Class A    2,788                                                       152
   @o Allied Waste Industries, Inc.    5,600                                  46
      Cendant Corp.    20,500                                                422
      Computer Associates International,
      Inc.    11,400                                                         316
   @o Computer Sciences Corp.    3,500                                       174
    o Convergys Corp.    3,000                                                39
      Electronic Data Systems Corp.    10,000                                213
    o Fiserv, Inc.    3,700                                                  131
    o Interpublic Group of Cos., Inc.    8,200                               100
    o PeopleSoft, Inc.    6,500                                              135
    o SunGard Data Systems, Inc.    5,700                                    151
      Tyco International Ltd.    39,001                                    1,215
    o Veritas Software Corp.    8,400                                        184
      Waste Management, Inc.    11,300                                       322
                                                                     -----------
                                                                           3,600
      CHEMICALS 0.9%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    4,600                                245
      Eastman Chemical Co.    1,600                                           76
      Great Lakes Chemical Corp.    900                                       23
      Monsanto Co.    5,000                                                  214
      PPG Industries, Inc.    3,200                                          204
      Rohm & Haas Co.    4,305                                               182
                                                                     -----------
                                                                             944
      CONSTRUCTION 0.8%
      --------------------------------------------------------------------------
      Centex Corp.    2,600                                                  135
      Fluor Corp.    1,300                                                    60
      KB Home 1,000                                                           82
      Masco Corp.    8,400                                                   288
      Pulte Homes, Inc.    2,500                                             137
      The Stanley Works 1,500                                                 67
      Vulcan Materials Co.    2,200                                          110
                                                                     -----------
                                                                             879
      CONSUMER DURABLES 0.3%
      --------------------------------------------------------------------------
      Leggett & Platt, Inc.    3,800                                         107
      Newell Rubbermaid, Inc.    5,100                                       110
      Whirlpool Corp.    1,500                                                88
                                                                     -----------
                                                                             305
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Bemis Co.    2,000                                                      53

      ELECTRONICS 2.2%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    19,600                                  43
   @o Advanced Micro Devices, Inc.    6,500                                  109
      American Power Conversion Corp.    3,900                                75


28 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   @o Andrew Corp.    3,000                                                   42
    o Applied Micro Circuits Corp.    5,200                                   19
    o CIENA Corp.    11,100                                                   28
      ITT Industries, Inc.    1,800                                          146
    o Jabil Circuit, Inc.    4,009                                            98
    o JDS Uniphase Corp.    27,500                                            87
    o LSI Logic Corp.    7,700                                                35
   @o Micron Technology, Inc.    11,900                                      145
      Molex, Inc.    3,800                                                   112
      Motorola, Inc.    45,785                                               790
    o Novellus Systems, Inc.    3,000                                         78
    o Nvidia Corp.    3,200                                                   46
      PerkinElmer, Inc.    2,600                                              54
    o Power-One, Inc.    1,300                                                 9
    o QLogic Corp.    1,600                                                   52
    o Sanmina--SCI Corp.    10,300                                            82
      Scientific-Atlanta, Inc.    2,800                                       77
      Tektronix, Inc.    2,000                                                61
    o Tellabs, Inc.    7,900                                                  63
    o Thermo Electron Corp.    3,100                                          90
                                                                     -----------
                                                                           2,341
      ENERGY: RAW MATERIALS 2.4%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    4,838                                      326
      Apache Corp.    6,470                                                  328
      Baker Hughes, Inc.    6,500                                            278
      Burlington Resources, Inc.    7,700                                    320
      Devon Energy Corp.    4,600                                            340
      EOG Resources, Inc.    2,100                                           140
    o Noble Corp.    2,900                                                   132
      Occidental Petroleum Corp.    7,800                                    436
   @o Rowan Cos., Inc.    2,100                                               54
      Valero Energy Corp.    4,800                                           206
                                                                     -----------
                                                                           2,560
      FOOD & AGRICULTURE 1.0%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    12,705                                   246
      Coca-Cola Enterprises, Inc.    9,100                                   190
      ConAgra Foods, Inc.    10,400                                          274
      General Mills, Inc.    7,200                                           319
      Supervalu, Inc.    2,600                                                77
                                                                     -----------
                                                                           1,106
      GOLD 0.4%
      --------------------------------------------------------------------------
    @ Newmont Mining Corp.    8,600                                          409
      HEALTHCARE / DRUGS & MEDICINE 3.5%
      --------------------------------------------------------------------------
      AmerisourceBergen Corp.    2,200                                       121
   @o Anthem, Inc.    2,629                                                  211
      Applied Biosystems Group--
      Applera Corp.    4,100                                                  78
      Bausch & Lomb, Inc.    1,100                                            67
    o Biogen Idec, Inc.    6,600                                             384
   @o Caremark Rx, Inc.    9,043                                             271
    o Chiron Corp.    3,600                                                  117
    o Genzyme Corp.    4,400                                                 231
    @ HCA, Inc.    9,400                                                     345
      Health Management Associates, Inc.,
      Class A    4,700                                                        97
    o Hospira, Inc.    3,200                                                 102
    o Humana, Inc.    3,400                                                   65
   @o King Pharmaceuticals, Inc.    4,300                                     47
      Manor Care, Inc.    1,800                                               59
      McKesson Corp.    5,700                                                152
   @o Medco Health Solutions, Inc.    5,400                                  183
    o Medimmune, Inc.    5,100                                               145
    @ Quest Diagnostics 1,914                                                168
      Schering-Plough Corp.    28,600                                        518
    o Tenet Healthcare Corp.    8,600                                         92
    o Watson Pharmaceuticals, Inc.    2,000                                   56
    o WellPoint Health Networks, Inc.    3,000                               293
                                                                     -----------
                                                                           3,802
      HOUSEHOLD PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    1,800                                    81
      INSURANCE 8.5%
      --------------------------------------------------------------------------
      ACE Ltd.    5,700                                                      217
      Aetna, Inc.    2,900                                                   275
      AFLAC, Inc.    9,900                                                   355
      The Allstate Corp.    13,500                                           649
      AMBAC Financial Group, Inc.    2,000                                   156
 =(4) American International Group,
      Inc.    50,648                                                       3,075
    @ AON Corp.    6,250                                                     128
      Chubb Corp.    3,900                                                   281


                                                         See financial notes. 29

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    @ CIGNA Corp.    2,500                                                   159
      Cincinnati Financial Corp.    3,140                                    131
      Hartford Financial Services
      Group, Inc.    5,600                                                   327
      Jefferson-Pilot Corp.    2,600                                         125
      Lincoln National Corp.    3,600                                        158
      Loews Corp.    3,500                                                   210
      MBIA, Inc.    2,950                                                    171
      Metlife, Inc.    14,578                                                559
      MGIC Investment Corp.    1,800                                         116
      Principal Financial Group, Inc.    6,000                               227
      The Progressive Corp.    4,050                                         379
      Prudential Financial, Inc.    10,100                                   469
      Safeco Corp.    2,500                                                  116
      The St. Paul Travelers Cos.,
      Inc.    12,840                                                         436
      Torchmark Corp.    2,100                                               113
      UnumProvident Corp.    5,849                                            80
      XL Capital Ltd., Class A    2,700                                      196
                                                                     -----------
                                                                           9,108
      MEDIA 5.9%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.    11,639                                                         389
    o Comcast Corp., Class A    43,283                                     1,277
      Gannett Co., Inc.    5,100                                             423
      R.R. Donnelley & Sons Co.    4,300                                     135
o(10) Time Warner, Inc.    88,900                                          1,479
      Tribune Co.    6,080                                                   263
   @o Univision Communications, Inc.,
      Class A    6,300                                                       195
      Viacom, Inc., Class B    33,701                                      1,230
      The Walt Disney Co.    39,900                                        1,006
                                                                     -----------
                                                                           6,397
      MISCELLANEOUS FINANCE 11.4%
      --------------------------------------------------------------------------
      The Bear Stearns Cos., Inc.    2,101                                   199
    @ Capital One Financial Corp.    4,800                                   354
    / The Charles Schwab Corp.    26,400                                     242
 =(2) Citigroup, Inc.    100,673                                           4,467
      Countrywide Financial Corp.    10,998                                  351
    o E*TRADE Financial Corp.    7,700                                        99
      Franklin Resources, Inc.    4,700                                      285
      Freddie Mac    13,400                                                  892
      Golden West Financial Corp.    2,800                                   327
      Goldman Sachs Group, Inc.    9,500                                     935
      Janus Capital Group, Inc.    4,400                                      67
      Lehman Brothers Holdings, Inc.    5,400                                444
      MBNA Corp.    24,800                                                   636
      Merrill Lynch & Co., Inc.    18,300                                    987
      Morgan Stanley    21,400                                             1,093
    o Providian Financial Corp.    5,400                                      84
      Sovereign Bancorp, Inc.    6,800                                       147
      Washington Mutual, Inc.    16,950                                      656
                                                                     -----------
                                                                          12,265
      NON-DURABLES & ENTERTAINMENT 1.0%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    2,900                                       71
      Hasbro, Inc.    3,950                                                   70
      Mattel, Inc.    8,100                                                  142
      McDonald's Corp.    24,400                                             711
      Wendy's International, Inc.    2,100                                    70
                                                                     -----------
                                                                           1,064
      NON-FERROUS METALS 0.7%
      --------------------------------------------------------------------------
      Alcoa, Inc.    16,532                                                  537
      Engelhard Corp.    2,300                                                65
      Phelps Dodge Corp.    1,920                                            168
                                                                     -----------
                                                                             770
      OIL: DOMESTIC 2.3%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,700                                            137
      Ashland, Inc.    1,400                                                  81
      ConocoPhillips    13,352                                             1,126
      Kerr-McGee Corp.    2,800                                              166
      Marathon Oil Corp.    6,800                                            259
    o Nabors Industries Ltd.    2,850                                        140
      Sunoco, Inc.    1,500                                                  112
    o Transocean, Inc.    6,248                                              220
      Unocal Corp.    5,300                                                  221
                                                                     -----------
                                                                           2,462
      OIL: INTERNATIONAL 7.8%
      --------------------------------------------------------------------------
  (6) ChevronTexaco Corp.    41,424                                        2,198
 =(1) Exxon Mobil Corp.    126,350                                         6,219
                                                                     -----------
                                                                           8,417


30 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OPTICAL & PHOTO 0.4%
      --------------------------------------------------------------------------
    o Corning, Inc.    27,100                                                310
    @ Eastman Kodak Co.    5,500                                             167
                                                                     -----------
                                                                             477
      PAPER & FOREST PRODUCTS 1.0%
      --------------------------------------------------------------------------
    o Boise Cascade Corp.    1,600                                            47
    @ Georgia-Pacific Corp.    5,210                                         180
      International Paper Co.    9,515                                       367
      Louisiana-Pacific Corp.    2,300                                        56
      MeadWestvaco Corp.    3,746                                            118
      Temple-Inland, Inc.    1,100                                            65
      Weyerhaeuser Co.    4,500                                              282
                                                                     -----------
                                                                           1,115
      PRODUCER GOODS & MANUFACTURING 2.4%
      --------------------------------------------------------------------------
      Cooper Industries Ltd., Class A    1,900                               122
      Deere & Co.    5,000                                                   299
      Dover Corp.    4,200                                                   165
    o Fisher Scientific International, Inc.    2,200                         126
      Honeywell International, Inc.    16,687                                562
      Illinois Tool Works, Inc.    5,800                                     535
      Ingersoll-Rand Co., Class A    3,400                                   233
      Johnson Controls, Inc.    3,800                                        218
      Pall Corp.    2,200                                                     57
      Parker Hannifin Corp.    2,200                                         155
      Snap-On, Inc.    1,000                                                  29
      W.W. Grainger, Inc.    1,700                                           100
                                                                     -----------
                                                                           2,601
      RAILROAD & SHIPPING 1.0%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.    7,000                                                         293
      CSX Corp.    4,400                                                     161
      Norfolk Southern Corp.    7,700                                        261
      Union Pacific Corp.    5,100                                           321
                                                                     -----------
                                                                           1,036
      REAL PROPERTY 0.7%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management Co.,
      Class A    2,000                                                        73
      Equity Office Properties Trust    7,900                                222
      Equity Residential    5,300                                            177
      Plum Creek Timber Co., Inc.    3,600                                   131
      ProLogis 3,400                                                         132
                                                                     -----------
                                                                             735
      RETAIL 3.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    7,138                                             163
   @o Autonation, Inc.    4,900                                               84
    o Big Lots, Inc.    1,800                                                 22
      Circuit City Stores, Inc.    4,100                                      67
      Costco Wholesale Corp.    9,000                                        431
      CVS Corp.    7,800                                                     339
      Dillards, Inc., Class A    1,600                                        33
      Federated Department Stores,
      Inc.    3,500                                                          177
      J.C. Penney Co., Inc.
      Holding Co.    5,800                                                   201
    o Kroger Co.    14,500                                                   219
    @ Limitedbrands    9,000                                                 223
    @ The May Department Stores
      Co.    5,700                                                           149
      Nordstrom, Inc.    2,600                                               112
    o Office Depot, Inc.    5,800                                             94
    o Safeway, Inc.    8,700                                                 159
    @ Sears, Roebuck & Co.    4,300                                          151
      Target Corp.    17,600                                                 880
      Tiffany & Co.    2,700                                                  79
    o Toys `R' Us, Inc.    4,400                                              79
    @ Winn-Dixie Stores, Inc.    2,100                                         7
                                                                     -----------
                                                                           3,669
      STEEL 0.2%
      --------------------------------------------------------------------------
    @ Nucor Corp.    3,200                                                   135
    @ United States Steel Corp.    2,200                                      81
      Worthington Industries, Inc.    1,800                                   36
                                                                     -----------
                                                                             252
      TELEPHONE 5.6%
      --------------------------------------------------------------------------
      Alltel Corp.    5,800                                                  319
      AT&T Corp.    15,352                                                   263
      BellSouth Corp.    35,400                                              944
      CenturyTel, Inc.    2,900                                               93
    o Citizens Communications Co.    6,948                                    93
  (9) SBC Communications, Inc.    64,300                                   1,624


                                                         See financial notes. 31

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Sprint Corp. (FON Group)    28,200                                     591
  (7) Verizon Communications, Inc.    53,800                               2,103
                                                                     -----------
                                                                           6,030
      TOBACCO 0.2%
      --------------------------------------------------------------------------
    @ Reynolds American, Inc.    2,800                                       193

      TRAVEL & RECREATION    1.3%
      --------------------------------------------------------------------------
      Brunswick Corp.    2,200                                               103
    @ Carnival Corp.    12,300                                               622
    @ Harrah's Entertainment, Inc.    2,300                                  135
      Hilton Hotels Corp.    7,400                                           147
      Marriott International, Inc., Class A    4,300                         234
      Starwood Hotels & Resorts
      Worldwide, Inc.    3,900                                               186
                                                                     -----------
                                                                           1,427
      TRUCKING & FREIGHT    0.3%
      --------------------------------------------------------------------------
      Paccar, Inc.    3,425                                                  238
      Ryder Systems, Inc.    1,300                                            65
                                                                     -----------
                                                                             303
      UTILITIES: ELECTRIC & GAS    5.9%
      --------------------------------------------------------------------------
    o Allegheny Energy, Inc.    2,900                                         53
      Ameren Corp.    3,900                                                  187
      American Electric Power Co., Inc.    7,640                             252
   @o Calpine Corp.    8,400                                                  21
      Centerpoint Energy, Inc.    6,600                                       69
    @ Cinergy Corp.    3,700                                                 146
   @o CMS Energy Corp.    3,100                                               29
      Consolidated Edison, Inc.    4,700                                     204
      Constellation Energy Group, Inc.    3,300                              134
      Dominion Resources, Inc.    6,448                                      415
      DTE Energy Co.    3,500                                                150
    @ Duke Energy Corp.    18,200                                            446
   @o Dynegy, Inc., Class A    7,500                                          37
      Edison International    6,100                                          186
    @ El Paso Corp.    11,873                                                106
      Entergy Corp.    4,300                                                 281
      Exelon Corp.    12,800                                                 507
      FirstEnergy Corp.    6,422                                             265
      FPL Group, Inc.    3,600                                               248
    @ KeySpan Corp.    3,000                                                 120
      Kinder Morgan, Inc.    2,545                                           164
    @ Nicor, Inc.    800                                                      30
      NiSource, Inc.     5,115                                               110
      Peoples Energy Corp.    700                                             30
    o PG&E Corp.    7,700                                                    247
      Pinnacle West Capital Corp.    1,700                                    73
      PPL Corp.    3,500                                                     182
      Progress Energy, Inc.    4,606                                         190
    @ Public Service Enterprise Group,
      Inc.    4,700                                                          200
      Sempra Energy    4,400                                                 148
    @ The Southern Co.    14,400                                             455
      TECO Energy, Inc.    3,600                                              50
      TXU Corp.    6,100                                                     373
    @ Williams Cos., Inc.    10,200                                          128
    @ Xcel Energy, Inc.    7,810                                             134
                                                                     -----------
                                                                           6,370

      SHORT-TERM INVESTMENT
      2.5% of net assets

      Provident Institutional
      TempFund 2,696,245                                                   2,696


      SECURITY                                         FACE AMOUNT
        RATE, MATURITY DATE                            ($ x 1,000)

      U.S. TREASURY OBLIGATION
      0.2% of net assets

    = U.S. Treasury Bill
        1.63%, 12/16/04                                    200               200

END OF INVESTMENTS.


32 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

      SECURITY                                         FACE AMOUNT      VALUE
        RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      6.6% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 2.5%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
        1.92%, 11/29/04                                        190           190
        1.72%, 05/25/05                                        296           296
      Foreningssparbanken AB
        1.83%, 11/15/04                                        841           841
      Fortis Bank NY
        1.78%, 06/06/05                                        211           211
      Societe Generale NY
        1.95%, 11/01/04                                        864           863
        1.83%, 11/15/04                                        355           355
                                                                     -----------
                                                                           2,756
      SHORT-TERM INVESTMENTS 4.1%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                        167           167

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust 4,221,520                                                      4,222
                                                                     -----------
                                                                           4,389

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAINS
S&P 500 Index, Long
expires 12/17/04                           13           3,673              13


                                                         See financial notes. 33

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including
   $6,903 of securities on loan)                                       $107,492 a
Collateral invested for securities on loan                                7,145
Receivables:
   Fund shares sold                                                         105
   Interest                                                                   3
   Dividends                                                                194
   Due from broker for futures                                                8
   Income from securities on loan                                             1
Prepaid expenses                                                    +        15
                                                                    ------------
TOTAL ASSETS                                                            114,963

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                7,145
Payables:
   Fund shares redeemed                                                      53
   Transfer agent and shareholder service fees                                1
Accrued expenses                                                    +        39
                                                                    ------------
TOTAL LIABILITIES                                                         7,238

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            114,963
TOTAL LIABILITIES                                                   -     7,238
                                                                    ------------
NET ASSETS                                                             $107,725

NET ASSETS BY SOURCE
Capital received from investors                                         129,050
Net investment income not yet distributed                                 1,427
Net realized capital losses                                             (32,758) b
Net unrealized capital gains                                             10,006 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$107,725             11,089                $9.72

  Unless stated, all numbers x 1,000.

a The fund paid $97,499 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases            $27,180
     Sales/maturities     $10,493

  The fund's total security transactions with other SchwabFunds(R) during the period were $4,131.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                            $99,165

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                     $20,246
  Losses                                 +  (11,919)
                                        ------------
                                             $8,327

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                            $1,427
  Long-term capital gains                       $--

  CAPITAL LOSSES UTILIZED                    $1,252

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2010                                    $24,705
    2011                                 +    6,374
                                        ------------
                                            $31,079


34 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,883
Interest                                                                     21
Securities on loan                                                   +       18
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   1,922

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         1,362
Net realized gains on futures contracts                              +      123
                                                                     -----------
NET REALIZED GAINS                                                        1,485

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       8,597
Net unrealized losses on futures contracts                           +      (22)
                                                                     -----------
NET UNREALIZED GAINS                                                      8,575

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   188 a
Transfer agent and shareholder service fees                                  94 b
Trustees' fees                                                                5 c
Custodian fees                                                               20
Portfolio accounting fees                                                    13
Professional fees                                                            29
Registration fees                                                            20
Shareholder reports                                                          30
Other expenses                                                       +       16
                                                                     -----------
Total expenses                                                              415
Expense reduction                                                     -     180 d
                                                                     -----------
NET EXPENSES                                                                235

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,922
NET EXPENSES                                                         -      235
                                                                     -----------
NET INVESTMENT INCOME                                                     1,687
NET REALIZED GAINS                                                        1,485 e
NET UNREALIZED GAINS                                                 +    8,575 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $11,747

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first $1 billion and 0.18% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $171 from the investment adviser (CSIM) and $9 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through December 31, 2005, to 0.25% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $10,060.


                                                         See financial notes. 35

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/03-10/31/04   11/1/02-10/31/03
Net investment income                                 $1,687             $1,358
Net realized gains or losses                           1,485             (6,127)
Net unrealized gains                        +          8,575             20,469
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                11,747             15,700

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  $1,357             $1,700 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-10/31/04             11/1/02-10/31/03
                               SHARES         VALUE       SHARES          VALUE
Shares sold                     4,232       $39,448        3,034        $23,065
Shares reinvested                 132         1,154          200          1,408
Shares redeemed             +  (2,432)      (22,547)      (3,938)       (29,626) c
                            ----------------------------------------------------

NET TRANSACTIONS
IN FUND SHARES                  1,932       $18,055         (704)       ($5,153)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04            11/1/02-10/31/03
                               SHARES    NET ASSETS       SHARES     NET ASSETS
Beginning of period             9,157       $79,280        9,861        $70,433
Total increase
or decrease                 +   1,932        28,445         (704)         8,847 d
                            ----------------------------------------------------
END OF PERIOD                  11,089      $107,725        9,157        $79,280 e

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $1,337 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h) (ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income              $1,357
  Long-term capital gains         $--

  PRIOR PERIOD
  Ordinary income              $1,700
  Long-term capital gains         $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD                  $11

  PRIOR PERIOD                    $12

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $1,427 and $1,097 at the end of the current period and prior period, respectively.


36 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-       11/1/02-        11/1/01-        11/1/00-        11/1/99-
                                                      10/31/04       10/31/03        10/31/02        10/31/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  12.55           9.50           10.82           11.23            9.89
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.16           0.11            0.10            0.09            0.09
     Net realized and unrealized gains or losses         2.18           3.04           (0.32)           0.32            1.74
                                                      ------------------------------------------------------------------------------
     Total income or loss from investment operations     2.34           3.15           (0.22)           0.41            1.83
Less distributions:
     Dividends from net investment income               (0.11)         (0.10)          (0.10)          (0.08)          (0.09)
     Distributions from net realized gains                 --             --           (1.00)          (0.74)          (0.40)
                                                      ------------------------------------------------------------------------------
     Total distributions                                (0.11)         (0.10)          (1.10)          (0.82)          (0.49)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        14.78          12.55            9.50           10.82           11.23
                                                      ------------------------------------------------------------------------------
Total return (%)                                        18.76          33.52           (3.32)           4.14           19.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                              0.32           0.32            0.33 1          0.32            0.28 2
     Gross operating expenses                            0.58           0.63            0.61            0.61            0.66
     Net investment income                               1.15           0.95            0.81            0.87            0.94
Portfolio turnover rate                                    40             36              56              69              71
Net assets, end of period ($ x 1,000,000)                  42             36              37              47              39


1 The ratio of net operating expenses would have been 0.32% if interest expense had not been included.

2 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 37

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  This security or a portion of this security is on loan

                                                     COST                VALUE
HOLDINGS BY CATEGORY                              ($x1,000)            ($x1,000)
--------------------------------------------------------------------------------
 96.7%  COMMON STOCK                                 31,872              40,691

  2.8%  SHORT-TERM
        INVESTMENT                                    1,173               1,173

  0.3%  U.S. TREASURY
        OBLIGATIONS                                     110                 110
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                            33,155              41,974

  5.4%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                        2,263               2,263

(5.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (2,193)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 42,044

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 96.7% of net assets

      AEROSPACE / DEFENSE 1.2%
      --------------------------------------------------------------------------
    o DRS Technologies, Inc.    4,600                                        167
      EDO Corp.    3,600                                                     101
    o Esterline Technologies Corp.    3,700                                  117
      GenCorp, Inc.    7,200                                                 100
      Kaman Corp., Class A    3,800                                           42
                                                                     -----------
                                                                             527
      AIR TRANSPORTATION 0.7%
      --------------------------------------------------------------------------
   =o AAR Corp.    6,000                                                      70
    o FLYi, Inc.    6,200                                                      9
    o Frontier Airlines, Inc.    5,000                                        42
    o Mesa Air Group, Inc.    5,500                                           32
      SkyWest, Inc.    9,500                                                 162
                                                                     -----------
                                                                             315
      APPAREL 1.3%
      --------------------------------------------------------------------------
   =o Ashworth, Inc.    2,400                                                 20
      Brown Shoe Co., Inc.    3,200                                           87
      Haggar Corp.    700                                                     12
      Kellwood Co.    4,600                                                  145
      Phillips-Van Heusen Corp.    5,500                                     125
      Russell Corp.    5,800                                                 100
      Stride Rite Corp.    6,100                                              63
                                                                     -----------
                                                                             552
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    5,000                                     133
      Coachmen Industries, Inc.    2,300                                      33
    o Group 1 Automotive, Inc.    3,800                                      108
      Myers Industries, Inc.    6,050                                         64
      Standard Motor Products, Inc.    3,400                                  52
    o TBC Corp.    3,800                                                      84
                                                                     -----------
                                                                             474
      BANKS 8.6%
      --------------------------------------------------------------------------
      Anchor Bancorp Wisconsin, Inc.    3,600                                 93
      BankAtlantic Bancorp, Inc.,
      Class A    10,200                                                      178
      Boston Private Financial Holdings,
      Inc.    4,500                                                          110
    = Brookline Bancorp, Inc.    9,600                                       149
      Chittenden Corp.    7,750                                              219
      Community Bank System, Inc.    5,000                                   138
      First Republic Bank    2,900                                           140
    o FirstFed Financial Corp.    3,000                                      154
      Irwin Financial Corp.    4,900                                         122


38 See financial notes.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MAF Bancorp., Inc.    5,500                                            236
      Provident Bankshares Corp.    5,505                                    191
      Republic Bancorp, Inc.    11,000                                       184
      Riggs National Corp.    5,200                                          110
  (4) The South Financial Group,
      Inc.    12,200                                                         366
      Sterling Bancshares, Inc.
      Texas    7,800                                                         111
    o Sterling Financial Corp.
      Washington    4,000                                                    150
      Susquehanna Bancshares,
      Inc.    8,200                                                          204
      Umpqua Holdings Corp.    7,300                                         182
      United Bankshares, Inc.    7,500                                       275
    = Whitney Holding Corp.    6,850                                         299
                                                                     -----------
                                                                           3,611
      BUSINESS MACHINES & SOFTWARE 1.5%
      --------------------------------------------------------------------------
   =o Adaptec, Inc.    18,700                                                146
      Analogic Corp.    2,500                                                106
      Black Box Corp.   3,000                                                118
    o Brooktrout, Inc.    2,500                                               23
    o Digi International, Inc.    4,100                                       56
    @ Landamerica Financial Group,
      Inc.    3,300                                                          162
    o Roxio, Inc.    3,900                                                    24
                                                                     -----------
                                                                             635
      BUSINESS SERVICES 8.4%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    2,500                                      46
      ABM Industries, Inc.    8,200                                          170
      Angelica Corp.    1,600                                                 38
      Bowne & Co., Inc.    5,800                                              72
    o CACI International, Inc., Class A    5,000                             305
      CDI Corp.    3,100                                                      51
      Chemed Corp.    2,000                                                  121
    o Ciber, Inc.    10,700                                                   97
    o Cross Country Healthcare, Inc.    5,700                                 85
    o Digital Insight Corp.    6,100                                          95
    o eFunds Corp.    8,300                                                  163
    o EPIQ Systems, Inc.    3,000                                             45
      G&K Services, Inc., Class A    3,600                                   141
    o Gentiva Health Services, Inc.    4,100                                  70
    o Insurance Auto Auctions, Inc.    1,900                                  36
    o Internet Security Systems    8,000                                     174
    o JDA Software Group, Inc.    4,900                                       55
    o Mantech International Corp.,
      Class A    5,500                                                       119
    o MAXIMUS, Inc.    4,000                                                 109
      Nautilus Group, Inc.    5,500                                          108
    o NCO Group, Inc.    5,500                                               147
    o NYFIX, Inc.    4,800                                                    23
    o On Assignment, Inc.    4,200                                            21
    o Paxar Corp.    6,900                                                   152
    o PC-Tel, Inc.    3,500                                                   27
    o Pegasus Solutions, Inc.    3,900                                        41
    o Phoenix Technologies Ltd.    3,800                                      23
    o PRG-Schultz International,
      Inc.    10,300                                                          53
    o QRS Corp.    3,000                                                      21
    o Radiant Systems, Inc.    4,500                                          23
    o SourceCorp    2,600                                                     44
    o Spherion Corp.    10,100                                                73
    o SPSS, Inc.    3,000                                                     41
      The Standard Register Co.    4,800                                      51
    o URS Corp.    7,300                                                     201
    o Verity, Inc.    6,500                                                   84
      Viad Corp.    3,700                                                     80
    o Volt Information Sciences, Inc.    2,800                                81
    o Waste Connections, Inc.    8,050                                       254
                                                                     -----------
                                                                           3,540
      CHEMICALS 2.0%
      --------------------------------------------------------------------------
    @ A. Schulman, Inc.    5,200                                             103
    = Arch Chemicals, Inc.    4,200                                          119
      H.B. Fuller Co.    4,800                                               129
   =o OM Group, Inc.    5,200                                                172
      Penford Corp.    1,600                                                  25
    o PolyOne Corp.    15,500                                                117
      Quaker Chemical Corp.    1,300                                          30
      Tredegar Corp.    6,500                                                109
      Wellman, Inc.    4,500                                                  33
                                                                     -----------
                                                                             837
      CONSTRUCTION 2.9%
      --------------------------------------------------------------------------
      Apogee Enterprises, Inc.    4,400                                       56
      Building Material Holding Corp.    2,300                                67
    o EMCOR Group, Inc.    2,500                                              99


                                                         See financial notes. 39

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Insituform Technologies, Inc.,
      Class A    4,500                                                        89
 @(1) MDC Holdings, Inc.    5,692                                            437
  (7) Standard-Pacific Corp.    5,600                                        314
      Texas Industries, Inc.    3,500                                        178
                                                                     -----------
                                                                           1,240
      CONSUMER DURABLES 1.2%
      --------------------------------------------------------------------------
    o Applica, Inc.    3,800                                                  15
      Bassett Furniture Industries, Inc.    2,200                             41
      Haverty Furniture Cos., Inc.    3,900                                   66
    o Interface, Inc., Class A    7,800                                       68
      La-Z-Boy, Inc.    8,500                                                112
      National Presto Industries, Inc.    1,400                               56
      Skyline Corp.    1,500                                                  60
      Thomas Industries, Inc.    3,100                                       105
                                                                     -----------
                                                                             523
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
    o Mobile Mini, Inc.    2,500                                              71

      ELECTRONICS 7.4%
      --------------------------------------------------------------------------
    o Actel Corp.    4,500                                                    68
      Agilysys, Inc.    5,700                                                 98
    o Alliance Semiconductor Corp.    5,300                                   18
      Anixter International, Inc.    6,200                                   240
    o Audiovox Corp., Class A    3,400                                        49
      Belden CDT, Inc.    8,225                                              183
   =o Bell Microproducts, Inc.    3,700                                       33
   =o Benchmark Electronics, Inc.    7,250                                   246
      C&D Technologies, Inc.    4,700                                         84
    o C-COR.net Corp.    8,000                                                60
    o Captaris, Inc.    5,000                                                 23
    o Checkpoint Systems, Inc.    6,500                                      111
    o Coherent, Inc.    5,400                                                130
      Cohu, Inc.    3,200                                                     50
      CTS Corp.    6,200                                                      82
      Cubic Corp.    4,500                                                    99
    o Dupont Photomasks, Inc.    3,400                                        89
    o Electro Scientific Industries, Inc.    4,600                            78
    o ESS Technology, Inc.    6,500                                           43
    o Exar Corp.    7,000                                                    105
    o Gerber Scientific, Inc.    4,000                                        31
   @o Hutchinson Technology, Inc.    4,400                                   148
      Methode Electronics, Class A    5,900                                   79
      Park Electrochemical Corp.    3,600                                     76
    o Pericom Semiconductor Corp.    4,300                                    39
    o Pinnacle Systems, Inc.    11,200                                        52
    o Planar Systems, Inc.    1,800                                           18
    o Radisys Corp.    3,200                                                  43
    o Rudolph Technologies, Inc.    3,000                                     45
    o SCM Microsystems, Inc.    2,700                                         10
   =o Skyworks Solutions, Inc.    26,900                                     239
    o Standard Microsystems Corp.    3,100                                    68
    o Supertex, Inc.    2,300                                                 49
    o Symmetricom, Inc.    7,600                                              65
    o Technitrol, Inc.    7,000                                              114
    o THQ, Inc.    6,900                                                     130
   =o Three-Five Systems, Inc.    2,200                                        5
    o Tollgrade Communications, Inc.    2,200                                 21
                                                                     -----------
                                                                           3,121
      ENERGY: RAW MATERIALS 2.7%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.    2,700                                         129
    o Cimarex Energy Co.    7,000                                            251
    o Dril-Quip, Inc.    3,200                                                72
    o Kirby Corp.    4,300                                                   180
    o Offshore Logistics, Inc.    4,000                                      145
    o Seacor Holdings, Inc.    2,900                                         138
    o Swift Energy Co.    4,700                                              114
    o W-H Energy Services, Inc.    4,700                                      96
                                                                     -----------
                                                                           1,125
      FOOD & AGRICULTURE 2.8%
      --------------------------------------------------------------------------
    @ American Italian Pasta Co.,
      Class A    3,000                                                        61
=(10) Corn Products International,
      Inc.    6,200                                                          305
      Flowers Foods, Inc.    7,900                                           200
    o Hain Celestial Group, Inc.    5,900                                     96
    o J & J Snack Foods Corp.    1,400                                        62
    = Nash Finch Co.    2,400                                                 74
    o Performance Food Group Co.    8,100                                    189
    o Ralcorp Holdings, Inc.    4,800                                        176
                                                                     -----------
                                                                           1,163


40 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HEALTHCARE / DRUGS & MEDICINE 4.9%
      --------------------------------------------------------------------------
      Alpharma, Inc., Class A    8,900                                       151
   @o AMERIGROUP Corp.    4,400                                              264
   =o Arqule, Inc.    3,700                                                   17
    = Cambrex Corp.    4,400                                                  98
    o Conmed Corp.    5,300                                                  149
   @o CryoLife, Inc.    3,900                                                 27
   =o Curative Health Services, Inc.    1,400                                  8
      Datascope Corp.    2,600                                                84
      Invacare Corp.    5,300                                                245
   @o OCA, Inc.    8,100                                                      33
    o Osteotech, Inc.    3,000                                                14
    = Owens & Minor, Inc.    6,800                                           178
    o Parexel International Corp.    4,500                                    87
    o Province Healthcare Co.    8,500                                       182
    o RehabCare Group, Inc.    2,600                                          60
    o Savient Pharmaceuticals, Inc.    8,400                                  17
    o Sola International, Inc.    5,700                                      109
    o Sunrise Senior Living, Inc.    3,600                                   137
    o Theragenics Corp.    3,600                                              13
    o Viasys Healthcare, Inc.    5,400                                        92
      Vital Signs, Inc.    2,200                                              76
                                                                     -----------
                                                                           2,041
      INSURANCE 3.8%
      --------------------------------------------------------------------------
      Delphi Financial Group, Inc.,
      Class A    5,167                                                       211
      Hooper Holmes, Inc.    11,500                                           60
    o Philadelphia Consolidated Holding
      Co.    3,800                                                           220
      Presidential Life Corp.    5,400                                        86
    o ProAssurance Corp.    5,000                                            178
      RLI Corp.    4,100                                                     156
    = SCPIE Holdings, Inc.    900                                              8
      Selective Insurance Group,
      Inc.    4,700                                                          184
      Stewart Information Services
      Corp.    3,100                                                         132
    o UICI    8,000                                                          237
    @ Zenith National Insurance
      Corp.    3,500                                                         144
                                                                     -----------
                                                                           1,616
      MEDIA 0.9%
      --------------------------------------------------------------------------
   =o Advanced Marketing Services,
      Inc.    3,600                                                           38
    o Consolidated Graphics, Inc.    2,200                                    94
    o Information Holdings, Inc.    3,900                                    107
    @ Movie Gallery, Inc.    5,500                                            89
    o Network Equipment Technologies,
      Inc.    3,900                                                           33
                                                                     -----------
                                                                             361
      MISCELLANEOUS FINANCE 4.3%
      --------------------------------------------------------------------------
   @o Bankunited Financial Corp.,
      Class A    5,100                                                       152
      Cash America International,
      Inc.    4,700                                                          119
    = Commercial Federal Corp.    6,800                                      189
    = Downey Financial Corp.    4,800                                        265
    o Financial Federal Corp.    2,900                                       108
    = Flagstar Bancorp., Inc.    10,500                                      219
    o Investment Technology Group,
      Inc.    7,000                                                          108
    o Meritage Corp.    2,300                                                204
    o Piper Jaffray Cos.    3,500                                            153
      SWS Group, Inc.    2,997                                                58
      Waypoint Financial Corp.    5,740                                      158
    o World Acceptance Corp.    3,100                                         72
                                                                     -----------
                                                                           1,805
      NON-DURABLES & ENTERTAINMENT 2.2%
      --------------------------------------------------------------------------
      Action Performance Cos.,
      Inc.    2,900                                                           27
    o Department 56, Inc.    2,600                                            39
    o Enesco Group, Inc.    1,900                                             12
      IHOP Corp.    3,600                                                    138
    o Jack in the Box, Inc.    6,500                                         217
   =o Jakks Pacific, Inc.    4,200                                            66
      Landry's Restaurants, Inc.    4,600                                    125
      Lone Star Steakhouse & Saloon,
      Inc.    4,059                                                           98
    o O'Charleys, Inc.    3,000                                               46
      Russ Berrie & Co., Inc.    3,100                                        65
    o Ryan's Restaurant Group, Inc.    6,800                                  95
                                                                     -----------
                                                                             928


                                                         See financial notes. 41

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NON-FERROUS METALS 1.8%
      --------------------------------------------------------------------------
   =o A.M. Castle & Co.    2,700                                              31
    o Brush Engineered Materials, Inc.    3,100                               48
      Commercial Metals Co.    4,900                                         177
    o Commonwealth Industries, Inc.    2,600                                  24
    o Imco Recycling, Inc.    2,500                                           29
      Mueller Industries, Inc.    6,100                                      163
      Reliance Steel & Aluminum Co.    5,500                                 189
    o RTI International Metals, Inc.    3,900                                 78
    o Wolverine Tube, Inc.    2,100                                           21
                                                                     -----------
                                                                             760
      OIL: DOMESTIC 1.2%
      --------------------------------------------------------------------------
    o Remington Oil & Gas Corp.    4,900                                     125
    o Spinnaker Exploration Co.    5,900                                     188
    o Stone Energy Corp.    4,300                                            177
                                                                     -----------
                                                                             490
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Meade Instruments Corp.    1,700                                         6
    o Photronics, Inc.    5,700                                              100
                                                                     -----------
                                                                             106
      PAPER & FOREST PRODUCTS 1.5%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc.    6,300                                     66
    o Caraustar Industries, Inc.    5,100                                     76
      Chesapeake Corp.    3,300                                               76
    o Lydall, Inc.    2,000                                                   19
      Pope & Talbot, Inc.    2,700                                            41
      Rock-Tennessee Co., Class A    6,300                                    98
      Universal Forest Products, Inc.    2,900                               106
      Wausau-Mosinee Paper Corp.    9,000                                    141
                                                                     -----------
                                                                             623
      PRODUCER GOODS & MANUFACTURING 9.4%
      --------------------------------------------------------------------------
    o Aeroflex, Inc.    12,500                                               139
    = Albany International Corp.
      Class A    5,500                                                       165
      Applied Industrial Technologies,
      Inc.    3,500                                                          130
    = Aptargroup, Inc.    6,300                                              296
    o Astec Industries, Inc.    3,500                                         51
      Barnes Group, Inc.    3,700                                             96
      Curtiss-Wright Corp.    3,800                                          212
      Fedders Corp.    4,000                                                  14
    o Gardner Denver, Inc.    3,600                                          108
  (9) Hughes Supply, Inc.    10,800                                          307
    o Ionics, Inc.    4,100                                                  117
      JLG Industries, Inc.    7,000                                          117
      Lawson Products, Inc.    1,700                                          74
      Lennox International, Inc.    10,112                                   146
      Libbey, Inc.    2,300                                                   42
    o Lone Star Technologies, Inc.    4,800                                  127
   =o Magnetek, Inc.    4,100                                                 25
   =o Material Sciences Corp.    2,500                                        32
    o Moog, Inc., Class A    4,500                                           169
    o Oceaneering International, Inc.    4,000                               142
      Regal Beloit Corp.    4,200                                             98
      Robbins & Myers, Inc.    2,700                                          56
    o The Shaw Group, Inc.    10,300                                         126
      Standex International Corp.    2,200                                    58
      Stewart & Stevenson
      Services, Inc.    5,200                                                 88
  (3) The Timken Co.    15,600                                               374
    o Triumph Group, Inc.    2,600                                            89
    o Ultratech Stepper, Inc.    4,000                                        68
      Valmont Industries, Inc.    4,300                                       94
      Watsco, Inc.    4,400                                                  125
      Watts Water Technologies, Inc.,
      Class A    5,600                                                       145
      Woodward Governor Co.    1,800                                         109
                                                                     -----------
                                                                           3,939
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
    o Kansas City Southern Railway    10,600                                 180

      REAL PROPERTY 4.3%
      --------------------------------------------------------------------------
      Capital Automotive Real Estate
      Investment Trust    6,500                                              210
    = Colonial Properties Trust    4,700                                     183
      Commercial Net Lease Realty    8,900                                   171
      Entertainment Properties Trust    4,000                                159
      Gables Residential Trust    5,000                                      182
      Glenborough Realty Trust, Inc.    5,800                                122
    = Kilroy Realty Corp.    4,800                                           191
    @ Lexington Corp. Properties Trust    8,300                              186


42 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 =(8) Shurgard Storage Centers, Inc.,
      Class A    7,900                                                       314
      Sovran Self Storage, Inc.    2,500                                      98
                                                                     -----------
                                                                           1,816
      RETAIL 5.9%
      --------------------------------------------------------------------------
      Burlington Coat Factory Warehouse
      Corp.    7,300                                                         161
      Casey's General Stores, Inc.    8,700                                  155
      The Cato Corp., Class A    3,500                                        80
    o The Dress Barn, Inc.    5,000                                           80
      Goody's Family Clothing, Inc.    5,300                                  47
    o Great Atlantic & Pacific Tea Co.    6,300                               41
    o The Gymboree Corp.    5,100                                             62
      Hancock Fabrics, Inc.    2,300                                          24
    o Insight Enterprises, Inc.    8,300                                     154
   =o Jo-Ann Stores, Inc.    3,610                                            89
    o Linens `N Things, Inc.    7,500                                        181
      Longs Drug Stores Corp.    6,500                                       160
    o The Men's Wearhouse, Inc.    6,300                                     196
      Pep Boys-Manny, Moe & Jack    10,000                                   142
   @o School Specialty, Inc.    3,800                                        155
    o ShopKo Stores, Inc.    5,300                                            91
    o Too, Inc.    6,000                                                     132
    o United Stationers, Inc.    5,800                                       258
    o Zale Corp.    9,000                                                    257
                                                                     -----------
                                                                           2,465
      STEEL 2.1%
      --------------------------------------------------------------------------
      Carpenter Technology Corp.    4,000                                    190
   @o Cleveland-Cliffs, Inc.    2,100                                        153
      Quanex Corp.    2,700                                                  137
      Ryerson Tull, Inc.    3,900                                             64
      Steel Dynamics, Inc.    8,500                                          282
      Steel Technologies, Inc.    1,900                                       45
                                                                     -----------
                                                                             871
      TELEPHONE 0.3%
      --------------------------------------------------------------------------
    o Boston Communications Group    3,300                                    30
    o General Communication, Inc.,
      Class A    9,100                                                        83
                                                                     -----------
                                                                             113
      TOBACCO 0.3%
      --------------------------------------------------------------------------
      DIMON, Inc.    7,400                                                    43
      Schweitzer-Mauduit International,
      Inc.    2,300                                                           73
                                                                     -----------
                                                                             116
      TRAVEL & RECREATION 1.3%
      --------------------------------------------------------------------------
    o Aztar Corp.    5,800                                                   179
      Central Parking Corp.    6,100                                          83
    o K2, Inc.    5,800                                                       94
      The Marcus Corp.    5,400                                              115
    o Pinnacle Entertainment, Inc.    6,000                                   88
                                                                     -----------
                                                                             559
      TRUCKING & FREIGHT 1.7%
      --------------------------------------------------------------------------
    = Arkansas Best Corp.    4,100                                           160
      USF Corp.    4,600                                                     165
 o(2) Yellow Roadway Corp.    8,287                                          398
                                                                     -----------
                                                                             723
      UTILITIES: ELECTRIC & GAS 8.2%
      --------------------------------------------------------------------------
      Allete, Inc.    5,300                                                  180
      American States Water Co.    2,800                                      69
      Atmos Energy Corp.    10,600                                           274
    = Avista Corp.    8,100                                                  144
      Cascade Natural Gas Corp.    1,600                                      32
      Central Vermont Public Service
      Corp.    2,200                                                          48
      CH Energy Group, Inc.    2,500                                         112
      Cleco Corp.    8,200                                                   149
    o El Paso Electric Co.    8,200                                          137
 =(6) Energen Corp.    6,300                                                 339
    = Green Mountain Power Corp.    900                                       23
      The Laclede Group, Inc.    3,500                                       106
      New Jersey Resources Corp.    4,900                                    201
      Northwest Natural Gas Co.    4,400                                     140
      NUI Corp.    2,300                                                      31
      Piedmont Natural Gas Co.    6,200                                      282
    o Southern Union Co.    13,575                                           298
      Southwest Gas Corp.    5,600                                           137
  (5) UGI Corp.    8,800                                                     340
      UIL Holdings Corp.    2,700                                            137
    @ Unisource Energy Corp.    6,100                                        150
    o Veritas DGC, Inc.    5,500                                             116
                                                                     -----------
                                                                           3,445


                                                         See financial notes. 43

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                           VALUE
      SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
      SHORT-TERM INVESTMENT
      2.8% of net assets

      Provident Institutional
      TempFund 1,173,087                                                      1,173

      SECURITY                                         FACE AMOUNT
        RATE, MATURITY DATE                            ($ x 1,000)

      U.S. TREASURY OBLIGATIONS
      0.3% of net assets

    = U.S. Treasury Bills
        1.54%-1.63%, 12/16/04                              110                  110

END OF INVESTMENTS.

SECURITY                                               FACE AMOUNT         VALUE
 RATE, MATURITY DATE                                   ($ x 1,000)      ($ x 1,000)

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      5.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 0.6%
      -----------------------------------------------------------------------------
      Foreningssparbanken AB
        1.83%, 11/15/04                                    259                  259

      SHORT-TERM INVESTMENTS 4.8%
      -----------------------------------------------------------------------------
      Citibank, Time Deposit
        1.76%, 11/01/04                                     39                   39

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust 1,964,875                                                         1,965
                                                                           --------
                                                                              2,004

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAINS
Russell 2000 Index,
Long expires 12/17/04                      4             1,169            19


44 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value (Including $2,160
   of securities on loan)                                               $41,974 a
Collateral invested for securities on loan                                2,263
Receivables:
   Fund shares sold                                                          24
   Interest                                                                   1
   Dividends                                                                 34
   Investments sold                                                          50
Prepaid expenses                                                     +       11
                                                                     ----------
TOTAL ASSETS                                                             44,357

LIABILITIES
-------------------------------------------------------------------------------
Collateral invested for securities on loan                                2,263
Payables:
   Fund shares redeemed                                                      23
   Due to brokers for futures                                                 1
Accrued expenses                                                     +       26
                                                                     ----------
TOTAL LIABILITIES                                                         2,313

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                             44,357
TOTAL LIABILITIES                                                    -    2,313
                                                                     ----------
NET ASSETS                                                              $42,044

NET ASSETS BY SOURCE
Capital received from investors                                          29,516
Net investment income not yet distributed                                   398
Net realized capital gains                                                3,292 b
Net unrealized capital gains                                              8,838 b

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$42,044            2,844               $14.78

  Unless stated, all numbers x 1,000.

a The fund paid $33,155 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

   Purchases               $15,483
   Sales/maturities        $16,484

  The fund's total security transactions with other Schwab Funds during the period were $3,714.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------
  PORTFOLIO COST             $33,513

  NET UNREALIZED GAINS AND LOSSES:
  Gains                      $10,645
  Losses                    + (2,184)
                            ---------
                              $8,461

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income             $1,034
  Long-term capital gains     $3,033

  CAPITAL LOSSES UTILIZED       $826


                                                         See financial notes. 45

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                                  $555
Interest                                                                      5
Lending of securities                                                 +       7
                                                                      ---------
TOTAL INVESTMENT INCOME                                                     567

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments                                         4,657
Net realized gains on futures contracts                               +      16
                                                                      ---------
NET REALIZED GAINS                                                        4,673

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on investments                                       1,446
Net unrealized gains on futures contracts                             +       9
                                                                      ---------
NET UNREALIZED GAINS                                                      1,455

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                    97 a
Transfer agent and shareholder service fees                                  39 b
Trustees' fees                                                                5 c
Custodian fees                                                               13
Portfolio accounting fees                                                     5
Professional fees                                                            28
Registration fees                                                            15
Shareholder reports                                                           9
Other expenses                                                        +      15
                                                                      ---------
Total expenses                                                              226
Expense reduction                                                     -     102 d
                                                                      ---------
NET EXPENSES                                                                124

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     567
NET EXPENSES                                                          -     124
                                                                      ---------
NET INVESTMENT INCOME                                                       443
NET REALIZED GAINS                                                        4,673 e
NET UNREALIZED GAINS                                                  +   1,455 e
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $6,571

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.25% of the first $1 billion and 0.23% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $92 from the investment adviser (CSIM) and $10 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through December 31, 2005, to 0.32% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $6,128.


46 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/03-10/31/04    11/1/02-10/31/03
Net investment income                                  $443                $341
Net realized gains                                    4,673                 833
Net unrealized gains                       +          1,455               9,158
                                           -------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS                                      6,571              10,332


DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   $313                $401 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/03-10/31/04        11/1/02-10/31/03
                                    SHARES       VALUE      SHARES        VALUE
Shares sold                            637      $8,882         727       $7,355
Shares reinvested                       18         238          34          331
Shares redeemed                    +  (667)     (9,167)     (1,794)     (18,743) c
                                   ---------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                         (12)       ($47)     (1,033)    ($11,057)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/03-10/31/04        11/1/02-10/31/03
                                    SHARES  NET ASSETS      SHARES   NET ASSETS
Beginning of period                  2,856     $35,833       3,889      $36,959
Total increase
or decrease                       +    (12)      6,211      (1,033)      (1,126) d
                                  ----------------------------------------------
END OF PERIOD                        2,844     $42,044       2,856      $35,833  e

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 99% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $283 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h) (ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD

  Ordinary income               $313
  Long-term capital gains        $--

  PRIOR PERIOD
  Ordinary income               $401
  Long-term capital gains        $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD                  $2

  PRIOR PERIOD                    $3

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $398 and $268 at the end of the current period and prior period, respectively.


                                                         See financial notes. 47

SCHWAB INSTITUTIONAL SELECT FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   SCHWAB INSTITUTIONAL SELECT S&P 500 FUND
   SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
   SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

SCHWAB INSTITUTIONAL SELECT FUNDS

date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                          AMOUNT                        WEIGHTED
                                        OUTSTANDING       AVERAGE       AVERAGE
                                        AT 10/31/04      BORROWING*     INTEREST
FUND                                    ($ x 1,000)     ($ x 1,000)     RATE* (%)
----------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT
    S&P 500 FUND                             --              95           1.38
----------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT
SMALL-CAP VALUE
INDEX FUND                                   --              56           1.38
----------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

SCHWAB INSTITUTIONAL SELECT FUNDS

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB INSTITUTIONAL SELECT FUNDS

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Institutional Select S&P 500 Fund
Schwab Institutional Select Large-Cap Value Index Fund
Schwab Institutional Select Small-Cap Value Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund and Schwab Institutional Select Small-Cap Value Index Fund (three of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, CA
December 16, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 51 as of 10/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chair, Trustee:            Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;     Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;         Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                            Capital Trust, 1993;       Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                            Annuity Portfolios, 1994.  Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                       N.A., U.S. Trust Corp., United States Trust Co. of New York, Siebel
                                                       Systems (software), Xsign, Inc. (electronic payment systems),
                                                       TrustMark, Inc., All Kinds of Minds (education); Trustee, Stanford
                                                       University. Until 5/04: Director, The Gap, Inc. (clothing retailer). Until
                                                       5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                       Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                       Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director,
                                                       The Charles Schwab Trust Co.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO             EVP, President, Charles Schwab Investment Management, Inc;
5/4/55                   (all trusts).              Until 7/04: SVP for Development and Distribution, Asset Management
                                                    Products and Services Enterprise; Until 6/03: EVP, CFO, Administrative
                                                    Officer, U.S. Trust Corp.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                    Trust Co.
-----------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment      Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).      Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                    Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                    Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
JEFF MORTIMER            SVP, Chief Investment      Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).      Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                    Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                    Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance           Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                    VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                    Inc.; Until 2002:  VP of Internal Audit, Charles Schwab & Co.;
                                                    Prior to 2000: PricewaterhouseCoopers.
-----------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA 1         Treasurer, Principal       Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer          Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                         (all trusts).              Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                    Until 9/99: Managing Director at the New York Stock Exchange.

1 Elected to his position on the SchwabFunds Board on November 16, 2004.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).         Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                             First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                    (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                    Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                    2001: Special Advisor to the President, Stanford University. Until 2002:
                                                    Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                    Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;     CEO, Dorward & Associates (corporate management, marketing and
9/23/31                  Investments, 1991;         communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;       Grey Advertising.
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).         Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                            (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                    Properties (commercial real estate), Stratex Corp. (network equipment);
                                                    Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                    Member, executive committee, Pacific Stock & Options Exchange.
                                                    Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                    Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;         services and investment advice).
                         Capital Trust, 1993;
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                             Trustee, Rorento N.V. (investments--Netherlands), Cooper Industries
                                                    (electrical products, tools and hardware); Member, audit committee,
                                                    Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                    Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;         Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                  Investments, 1991;         and investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
Schwab(R) Institutional Select(R) Funds
    Schwab(R) Institutional Select(R) S&P 500 Fund
    Schwab(R) Institutional Select(R) Large-Cap Value Index Fund
    Schwab(R) Institutional Select(R) Small-Cap Value Index Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    Schwab MarketTrack All Equity Portfolio(TM)
    Schwab MarketTrack Growth Portfolio(TM)
    Schwab MarketTrack Balanced Portfolio(TM)
    Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
    Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR

Charles Schwab & Co., Inc. (Schwab)

FUNDS

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

REG14310-05

FUNDS USING SCHWAB EQUITY RATINGS(R)

      ANNUAL REPORT
      October 31, 2004

      Schwab Core Equity Fund(TM)

      Schwab Dividend Equity Fund(TM)

      Schwab Small-Cap Equity Fund(TM)

      Schwab Hedged Equity Fund(TM)

      Communications Focus Fund

      Financial Services Focus Fund

      Health Care Focus Fund

      Technology Focus Fund


                                                           [CHARLES SCHWAB LOGO]

The power of Schwab Equity Ratings(R).
The convenience and diversification of mutual funds.

IN THIS REPORT

      Management's Discussion ...............................................  2
         The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

         Performance at a Glance ...................  6

      Schwab Core Equity Fund(TM)
         Ticker Symbol: SWANX

         The fund seeks long-term capital growth.

         Performance and Fund Facts ................  8
         Financial Statements ...................... 28

      Schwab Dividend Equity Fund(TM)
         Investor Shares: SWDIX
         Select Shares(R): SWDSX

         The fund seeks current income and capital appreciation.

         Performance and Fund Facts ................ 10
         Financial Statements ...................... 36

      Schwab Small-Cap Equity Fund(TM)
         Investor Shares: SWSIX
         Select Shares: SWSCX

         The fund seeks long-term capital growth.

         Performance and Fund Facts ................ 13
         Financial Statements ...................... 44

      Schwab Hedged Equity Fund(TM)
         Ticker Symbol: SWHEX

         The fund's principal investment objective is long-term capital appreciation over market cycles with lower volatility than the broad equity market.

         Performance and Fund Facts ................ 16
         Financial Statements ...................... 53

      Communications Focus Fund
         Ticker Symbol: SWCFX

         The fund's goal is to seek long-term capital growth.

         Performance and Fund Facts ................ 18
         Financial Statements ...................... 65

      Financial Services Focus Fund
         Ticker Symbol: SWFFX

         The fund's goal is to seek long-term capital growth.

         Performance and Fund Facts ................ 20
         Financial Statements ...................... 71

      Health Care Focus Fund
         Ticker Symbol: SWHFX

         The fund's goal is to seek long-term capital growth.

         Performance and Fund Facts ................ 22
         Financial Statements ...................... 77

      Technology Focus Fund
         Ticker Symbol: SWTFX

         The fund's goal is to seek long-term capital growth.

         Performance and Fund Facts ................ 24
         Financial Statements ...................... 83

      Fund Expenses ......................................................... 26

      Financial Notes ....................................................... 89

      Fund Trustees ......................................................... 95

      Glossary .............................................................. 98

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder:

As we get ready for 2005, I want to remind you that you might want to add one more item to your list of New Year's resolutions--to review and, if necessary, rebalance your investment portfolio. After all, staying on track is as important in investing as it is in any other part of life. No matter whether it's a good or bad investment climate, you need to make sure that you own a diversified mix of investments and that your asset allocation matches your individual goals, time frame and tolerance for risk.

One efficient way to be diversified is by owning a broad-based mutual fund. Equity mutual funds also can help you to diversify the stock side of your portfolio. While our experienced portfolio managers adhere to each fund's objective, it still is important to review your portfolio to make sure the holdings in your funds don't overlap and you're not overconcentrated in one asset class.

On a final note, I'm very happy to announce that Evelyn Dilsaver has been named CEO and President of SchwabFunds(R). Although new to the position, Evelyn is no stranger to SchwabFunds, having been an officer in several other capacities at Schwab. Her broad experience in product creation, coupled with a comprehensive understanding of your financial needs and her commitment to you, make her the ideal candidate for her new role.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the year ended October 31, 2004

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder:

I am very excited about my new role as President and CEO of SchwabFunds(R). I believe that my experience at Schwab has prepared me well for this role, as each position has been focused on meeting the needs of our clients.

While SchwabFunds equity funds turned in solid results during the report period, I am particularly pleased with the performance of the funds that use Schwab Equity Ratings(R) as part of their investment strategies. We are excited about these products and the value they offer to our shareholders.

Sharing this excitement and our commitment to our shareholders is portfolio manager Vivienne Hsu, who joined SchwabFunds on August 30, 2004. Vivienne is responsible for the day-to-day co-management of the equity funds using Schwab Equity Ratings(R). She holds both an MBA and a Chartered Financial Analyst(R) designation, and has more than 11 years experience in investment management. Her understanding of each fund's objective mirrors the rest of the SchwabFunds portfolio group, meaning this change should be seamless to you.

I look forward to serving you in my new role. I also want to remind you that your trust is very important to us, and I will do all I can to earn and maintain that trust. Thank you for investing in SchwabFunds.

Sincerely,

/s/ Evelyn Dilsaver


2 Funds Using Schwab Equity Ratings

       The strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities, as measured by the S&P 500(R) Index.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

THE ENCOURAGING ECONOMIC NEWS THAT WAS REPORTED TOWARD THE END OF 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose and production gained some strength. Retail sales continued to rise and higher commodity prices were holding. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to pick up some steam.
In fact, aside from a "soft patch" in early summer, the economy was clicking on all cylinders.

With the economic recovery more broad-based, investors, who only a year ago feared deflation, started to worry about inflation. Their inflationary concerns were based on surging oil prices, which had hit an all-time high amid fears of supply interruptions. And while commodity prices moderated somewhat later in the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise. Nonetheless, the Federal Reserve (the Fed) continued to hold the Fed funds rate near a 45-year low until June 2004.

While third-quarter GDP moved in the right direction, up to an annualized 3.7% from 3.3% in second quarter, higher commodity prices had effectively eroded many consumers' purchasing power. Geopolitical

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.42%  S&P 500(R) INDEX: measures U.S. large-cap stocks

11.73%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.84% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 5.53%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                                                  LEHMAN
                               RUSSELL                           BROTHERS
               S&P 500(R)      2000(R)      MSCI-EAFE(R)      U.S. AGGREGATE
                 INDEX          INDEX          INDEX            BOND INDEX
31-Oct-03          0.00         0.00          0.00                 0.00
07-Nov-03          0.29         2.82          0.78                -0.63
14-Nov-03          0.08         0.94          1.80                 0.61
21-Nov-03         -1.33        -0.38          0.15                 0.86
28-Nov-03          0.88         3.55          2.22                 0.24
05-Dec-03          1.24         2.14          4.70                 0.95
12-Dec-03          2.48         3.80          5.04                 0.97
19-Dec-03          3.90         3.68          6.46                 1.50
26-Dec-03          4.59         5.21          7.84                 1.53
02-Jan-04          5.85         6.40         10.98                 0.81
09-Jan-04          7.16         9.14         13.86                 2.16
16-Jan-04          8.89        12.04         12.31                 2.46
23-Jan-04          9.07        13.13         15.10                 2.33
30-Jan-04          8.12        10.24         11.77                 2.07
06-Feb-04          9.26        10.89         13.33                 2.35
13-Feb-04          9.63        11.12         15.41                 2.80
20-Feb-04          9.49        10.13         15.13                 2.64
27-Feb-04          9.62        11.23         14.35                 3.18
05-Mar-04         10.80        13.90         16.17                 3.85
12-Mar-04          7.38        10.77         11.07                 4.12
19-Mar-04          6.36         8.49         13.10                 4.07
26-Mar-04          6.20         8.91         12.52                 3.88
02-Apr-04          9.47        14.78         16.39                 2.72
09-Apr-04          9.27        13.73         16.44                 2.62
16-Apr-04          8.83        10.99         15.04                 2.03
23-Apr-04          9.42        12.39         14.61                 1.51
30-Apr-04          6.27         6.54         12.39                 1.25
07-May-04          5.47         4.43         10.88                -0.19
14-May-04          5.27         3.54          6.99                 0.03
21-May-04          5.09         3.93          9.59                 0.21
28-May-04          7.73         8.24         12.63                 0.84
04-Jun-04          7.95         8.15         12.87                 0.36
11-Jun-04          9.32         8.43         13.42                 0.32
18-Jun-04          9.21         8.73         14.66                 0.78
25-Jun-04          9.18        12.01         15.45                 1.18
02-Jul-04          8.35        11.13         15.27                 2.16
09-Jul-04          7.18         7.52         15.10                 2.22
16-Jul-04          6.10         5.96         14.50                 2.69
23-Jul-04          4.64         2.87         10.84                 2.41
30-Jul-04          6.19         5.20         11.50                 2.42
06-Aug-04          2.58        -0.81         10.63                 3.63
13-Aug-04          2.74        -1.21          9.57                 3.72
20-Aug-04          6.01         4.63         11.08                 3.79
27-Aug-04          6.95         5.36         12.29                 3.89
03-Sep-04          7.56         6.26         12.42                 3.70
10-Sep-04          8.58         8.88         14.40                 4.31
17-Sep-04          9.07         9.54         14.32                 4.59
24-Sep-04          7.31         8.18         13.88                 4.93
01-Oct-04          9.41        11.89         16.43                 4.38
08-Oct-04          8.56        10.13         17.91                 4.79
15-Oct-04          7.23         8.95         16.46                 5.20
22-Oct-04          6.03         8.64         17.65                 5.54
29-Oct-04          9.42        11.73         18.84                 5.53
31-Oct-04          9.42        11.73         18.84                 5.53

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results. Data source: Charles Schwab & Co., Inc.


                                             Funds Using Schwab Equity Ratings 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF JEFFREY MORTIMER, VIVIENNE HSU AND LARRY MANO]

JEFFREY MORTIMER, CFA, at right, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

VIVIENNE HSU, CFA, at left, vice president and senior equities portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis.

LARRY MANO, in center, a director and a portfolio manager, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

events also had wreaked havoc on oil markets and, after a brief decline in the price of oil following OPEC's decision to boost production, a confluence of supply concerns and robust global demand pushed crude to new highs. In addition to these issues, daily headlines about terrorism and the fierce run for the White House all added up to an uncomfortable sense of uncertainty, keeping many investors on the sidelines.

Despite all these concerns, which escalated toward the end of the report period, the strength of the market early in the period, combined with strong second- and third-quarter valuations and earnings resulted in a positive showing for equities. More specifically, the S&P 500(R) Index was up 9.42% for the 12-month report period, while the Russell 2000(R) Index was up 11.73%. In terms of style, value edged out growth early in the period and gained momentum, significantly outperforming growth at the end of the period.

For most of the 12-month report period, Schwab Equity Ratings(R), which are designed to identify companies expected to outperform or underperform the equities market, performed as expected, with the A- and B-rated stocks outperforming the D- and F-rated ones. There was a period of time, however, at the very beginning of the period and then, again, toward the middle, when extremely high-risk stocks with poor fundamentals led the market. Many of these lower-rated companies had received D or F ratings. Despite these small setbacks, all eight funds powered by Schwab Equity Ratings(R) had positive returns, with half of them enjoying double-digit returns over the 12 months.

THE SCHWAB CORE EQUITY FUND outperformed its benchmark, up 9.57% vs. the S&P 500(R) Index, which was up 9.42%. The fund's value tilt in a market that favored value helped performance. The sectors that had the largest positive impact relative to the benchmark were Health Care and

Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).


4 Funds Using Schwab Equity Ratings

[PHOTO OF KIM DAIFOTIS]

KIM DAIFOTIS, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, is responsible for overall management of preferred stocks and convertible securities for the Dividend Equity Fund. He joined the firm in 1997, and has worked in fixed-income asset management and research since 1982.

Consumer Staples. Stocks that performed well in these sectors included UnitedHealth Group, Inc. and Kellogg Co. Conversely, sectors that underperformed relative to the benchmark were Industrials and Information Technology, with General Electric Co. and Intel Corp. negatively affecting the fund's performance over the report period.

THE SCHWAB DIVIDEND EQUITY FUND was up 17.00%, well above its benchmark, the S&P 500(R) Index, which returned 9.42% over the report period. The fund's natural value tilt was helped, in part, by the market favoring value across all market-cap segments. While all sectors had positive returns, good stock selection in Consumer Staples, Consumer Discretionary, Financials and Utilities boosted the fund's returns. Underweighting Information Technology also proved positive for the fund.

THE SCHWAB SMALL-CAP EQUITY FUND had an excellent year and outperformed its benchmark, the S&P SmallCap 600 Index, by 4.96% for the 12-month report period. The fund benefited from small-cap equities outperforming large-cap. The best performing sectors were Consumer Discretionary and Health Care. Strong stocks within these sectors included: Deckers Outdoor Corp., a designer of specialty footwear; and Mine Safety Appliances Co., a health-care equipment manufacturer. The weaker sectors, relative to the benchmark, were Materials and Telecommunications, with Time Warner Telecom Inc.'s performance hurting returns.

THE SCHWAB HEDGED EQUITY FUND outperformed its benchmark, the S&P 500(R) Index, by 3.42% for the 12-month period. The fund, which uses Schwab Equity Ratings(R), generally selects its long positions from stocks that are rated A or B and selects its short positions from stocks that are rated D or F. The fund, which had a value tilt, benefited from the market favoring value during the report period. Small-cap stocks led the way for much of the fiscal year, helping on the long side, but hurting on the short side. Nonetheless, good stock selection in both the long and short side of the fund more than offset the negative impact. Importantly, in addition to outperforming its benchmark, the fund did it with less volatility during the report period than its benchmark.

Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

Small company stocks are subject to greater volatility than other asset categories.

The Hedged Equity Fund's long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.


                                             Funds Using Schwab Equity Ratings 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST
PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE
FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES
MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN
PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE
INFORMATION CURRENT TO THE MOST RECENT MONTH END,
PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB CORE EQUITY FUND(TM) ...........        9.57%
Benchmark .............................        9.42%
Fund Category 1 .......................        7.89%

Performance Details ...................       page 8

SCHWAB DIVIDEND EQUITY FUND(TM)
Investor Shares .......................       17.00%
Select Shares(R) ......................       17.07%
Benchmark .............................        9.42%
Fund Category 1 .......................       12.14%

Performance Details ...................  pages 10-11

SCHWAB SMALL-CAP EQUITY FUND(TM)
Investor Shares .......................       21.74%
Select Shares .........................       22.00%
Benchmark .............................       16.78%
Fund Category 1 .......................       13.51%

Performance Details ...................  pages 13-14

SCHWAB HEDGED EQUITY FUND(TM) .........       12.84%
Benchmark .............................        9.42%
Fund Category 1 .......................        7.40%

Performance Details ...................      page 16

More specifically, underweights in the Pharmaceutical and Semiconductor sectors helped the fund, although being underweight in the torrid Energy sector detracted somewhat from performance. Some stocks that did well on the long side included: Peabody Energy Corp. (Materials), Landstar Systems Inc
(Transportation) Cytyc Corp. (Health Care) and Verisign, Inc. (Software and Services).

THE COMMUNICATIONS FOCUS FUND returned 9.14% for the year, yet underperformed its benchmark, the S&P 1500 SuperComposite Telecommunication Services Sector Index, which was up 20.68% for the 12-month period ending October 31, 2004. The benchmark was highly concentrated in several large stocks, which performed well. The fund, powered by Schwab Equity Ratings(R) methodology was much more diversified and included media industry stocks, which ultimately benefited the fund, although not enough to match the benchmark's strong showing. Within the Telecommunications sector, another industry that did well was wireless telecommunications. The best performers within this industry were Arch Wireless and Sprint PCS. Conversely, the worst performing industry was Diversified Telecommunications Services, with Primus Telecommunications and Time Warner Telecom Inc. negatively impacting returns.

THE FINANCIAL SERVICES FOCUS FUND was up 12.39% for the year, outperforming the S&P 1500 SuperComposite Financial Services Index by 3.35%. For the 12-month period ending October 31, 2004, banks led the Financial Services sector, while diversified financials and insurance trailed. The market values of many insurance companies declined in September when the Marsh & McLennan debacle hit the news and New York Attorney General Eliot Spitzer initiated reviews of the industry's business practices. The fund's outperformance was primarily due to Schwab Equity Ratings'(R) rigorous stock evaluation in the insurance and diversified financials industry groups. The fund benefited from positions in First Bancorp, Inc., Countrywide Financial Corp., Fidelity National Financial, Inc. and Franklin Resources, Inc. Also, low Schwab Equity Ratings(R) led management to either hold a small position or completely avoid the underperforming Fifth Third Bancorp, Inc., Citigroup and Marsh & McLennan.

  All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

1 Source for category information: Morningstar, Inc.


6 Funds Using Schwab Equity Ratings

PERFORMANCE AT A GLANCE
Total return for the 12 months ended 10/31/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST
PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE
FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES
MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN
PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE
INFORMATION CURRENT TO THE MOST RECENT MONTH END,
PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

COMMUNICATIONS
FOCUS FUND ................................    9.14%
Benchmark .................................   20.68%
Fund Category 1 ...........................   18.37%

Performance Details .......................  page 18

FINANCIAL SERVICES
FOCUS FUND ................................   12.39%
Benchmark .................................    9.04%
Fund Category 1 ...........................   10.48%

Performance Details .......................  page 20

HEALTH CARE FOCUS FUND ....................   27.88%
Benchmark .................................    2.65%
Fund Category 1 ...........................    6.16%

Performance Details .......................  page 22

TECHNOLOGY FOCUS FUND .....................    2.31%
Benchmark .................................   -1.63%
Fund Category 1 ...........................   -3.41%

Performance Details .......................  page 24

THE HEALTH CARE FOCUS FUND was the best performing of the four Focus funds, topping its benchmark, the S&P 1500 SuperComposite Health Care Sector Index, by an impressive 25.23%, returning 27.88% for the 12-month period. The index is comprised of two industry groups: Health Care Equipment, and Pharmaceuticals and Biotechnology. Overweighting Health Care Equipment and underweighting Pharmaceuticals and Biotechnology accounted for about one-third of the fund's outperformance. The other two-thirds can be attributed to strong stock selection within each group. We looked beyond the benchmark to find winners such as Ventiv Health, Inc., Nutraceutical International, Stewart Enterprises, Inc. and Third Wave Technologies. Avoiding names such as Cardinal Health, Pfizer Inc., Amgen, Wyeth and Bristol Myers Squibb Co. helped the fund avoid the downdraft in drug makers which was set off by Merck & Co.'s withdrawal of the arthritis drug Vioxx on September 30th.

THE TECHNOLOGY FOCUS FUND returned 2.31% and topped the S&P 1500 SuperComposite Technology Sector Index by 3.94%. The primary reason for this outperformance was the underweighting of the Semiconductor sector and the overweighting of Software and Services. We took a below-market weight position in Intel Corp., which turned out to benefit the fund. SS&C Technologies Inc., Epicor Software and Akamai Technologies were all stocks management selected outside the benchmark that proved beneficial. Top-performing hardware stocks included Plantronics, Inc. and Digi International, Inc. The year's top winner, Autodesk, Inc., helped offset losses in Synopsys, Inc. and Sybase, Inc. On the negative side, the fund missed stellar returns posted by Yahoo and Apple Computer, Inc., and a positive showing posted by Microsoft Corp.

  All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Since each of the Focus Funds focuses its investments on companies involved in a specific sector, these funds may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R). Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Source for category information: Morningstar, Inc.


                                             Funds Using Schwab Equity Ratings 7

SCHWAB CORE EQUITY FUND(TM)

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with its benchmark and Morningstar category.

[BAR CHART]

                                                            Fund Category:
                                             Benchmark:      MORNINGSTAR
                                             S&P 500(R)       LARGE-CAP
                              FUND             INDEX            BLEND
1 YEAR                        9.57%             9.42%           7.89%
5 YEARS                      -2.48%            -2.21%          -1.72%
SINCE INCEPTION: 7/1/96       8.47%             8.12%           6.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$19,705  FUND
$19,185  S&P 500(R) INDEX

[LINE GRAPH]

                           S&P 500(R)
                FUND         INDEX
01-Jul-96      $10,000      $10,000
31-Jul-96      $ 9,690      $ 9,558
31-Aug-96      $ 9,880      $ 9,760
30-Sep-96      $10,620      $10,308
31-Oct-96      $11,010      $10,593
30-Nov-96      $11,640      $11,393
31-Dec-96      $11,368      $11,168
31-Jan-97      $11,959      $11,865
28-Feb-97      $11,908      $11,958
31-Mar-97      $11,287      $11,468
30-Apr-97      $12,081      $12,152
31-May-97      $12,722      $12,890
30-Jun-97      $13,272      $13,468
31-Jul-97      $14,462      $14,539
31-Aug-97      $13,821      $13,724
30-Sep-97      $14,646      $14,475
31-Oct-97      $13,964      $13,992
30-Nov-97      $14,676      $14,640
31-Dec-97      $14,963      $14,891
31-Jan-98      $15,054      $15,057
28-Feb-98      $16,155      $16,142
31-Mar-98      $16,801      $16,969
30-Apr-98      $16,949      $17,140
31-May-98      $16,620      $16,845
30-Jun-98      $17,448      $17,529
31-Jul-98      $17,198      $17,343
31-Aug-98      $14,555      $14,839
30-Sep-98      $15,565      $15,790
31-Oct-98      $16,529      $17,074
30-Nov-98      $17,561      $18,109
31-Dec-98      $19,158      $19,152
31-Jan-99      $20,138      $19,952
28-Feb-99      $19,134      $19,332
31-Mar-99      $19,961      $20,105
30-Apr-99      $20,882      $20,883
31-May-99      $20,493      $20,390
30-Jun-99      $21,910      $21,522
31-Jul-99      $21,189      $20,850
31-Aug-99      $21,154      $20,746
30-Sep-99      $20,658      $20,177
31-Oct-99      $22,347      $21,455
30-Nov-99      $22,808      $21,891
31-Dec-99      $24,474      $23,180
31-Jan-00      $23,416      $22,017
29-Feb-00      $24,296      $21,600
31-Mar-00      $26,222      $23,712
30-Apr-00      $25,087      $22,998
31-May-00      $24,232      $22,527
30-Jun-00      $24,844      $23,083
31-Jul-00      $24,309      $22,723
31-Aug-00      $25,839      $24,135
30-Sep-00      $24,117      $22,860
31-Oct-00      $23,633      $22,764
30-Nov-00      $22,000      $20,971
31-Dec-00      $22,589      $21,073
31-Jan-01      $22,575      $21,821
28-Feb-01      $20,549      $19,831
31-Mar-01      $19,250      $18,574
30-Apr-01      $20,507      $20,017
31-May-01      $20,577      $20,151
30-Jun-01      $20,228      $19,662
31-Jul-01      $19,711      $19,469
31-Aug-01      $18,342      $18,250
30-Sep-01      $17,071      $16,776
31-Oct-01      $17,504      $17,096
30-Nov-01      $18,495      $18,407
31-Dec-01      $18,547      $18,569
31-Jan-02      $18,280      $18,298
28-Feb-02      $17,887      $17,945
31-Mar-02      $18,660      $18,620
30-Apr-02      $17,816      $17,491
31-May-02      $17,788      $17,362
30-Jun-02      $16,692      $16,126
31-Jul-02      $15,611      $14,870
31-Aug-02      $15,737      $14,966
30-Sep-02      $14,290      $13,339
31-Oct-02      $15,301      $14,513
30-Nov-02      $15,667      $15,368
31-Dec-02      $14,971      $14,466
31-Jan-03      $14,546      $14,087
28-Feb-03      $14,221      $13,876
31-Mar-03      $14,504      $14,010
30-Apr-03      $15,509      $15,165
31-May-03      $16,343      $15,964
30-Jun-03      $16,556      $16,168
31-Jul-03      $16,881      $16,453
31-Aug-03      $17,164      $16,774
30-Sep-03      $17,051      $16,596
31-Oct-03      $17,985      $17,535
30-Nov-03      $18,296      $17,689
31-Dec-03      $19,192      $18,616
31-Jan-04      $19,391      $18,959
29-Feb-04      $19,605      $19,222
31-Mar-04      $19,548      $18,932
30-Apr-04      $19,220      $18,635
31-May-04      $19,420      $18,890
30-Jun-04      $19,876      $19,257
31-Jul-04      $19,149      $18,619
31-Aug-04      $19,192      $18,694
30-Sep-04      $19,505      $18,896
31-Oct-04      $19,705      $19,185

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


8 Funds Using Schwab Equity Ratings

SCHWAB CORE EQUITY FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           / /        /X/         / /
 Medium          / /        / /         / /
 Small           / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                         106
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $53,077
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    86%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
 ($1,000 for retirement and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  UST, INC.                                                            5.1%
--------------------------------------------------------------------------------
(2)  THE BOEING CO.                                                       4.9%
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                    4.2%
--------------------------------------------------------------------------------
(4)  TIME WARNER, INC.                                                    3.4%
--------------------------------------------------------------------------------
(5)  WEYERHAEUSER CO.                                                     3.3%
--------------------------------------------------------------------------------
(6)  UNITEDHEALTH GROUP, INC.                                             3.0%
--------------------------------------------------------------------------------
(7)  METLIFE, INC.                                                        2.7%
--------------------------------------------------------------------------------
(8)  VERIZON COMMUNICATIONS, INC.                                         2.6%
--------------------------------------------------------------------------------
(9)  THE PROGRESSIVE CORP.                                                2.6%
--------------------------------------------------------------------------------
(10) EMERSON ELECTRIC CO.                                                 2.4%
--------------------------------------------------------------------------------
     TOTAL                                                               34.2%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

26.2% CONSUMER NON-DURABLES
18.5% TECHNOLOGY
14.9% FINANCE
11.5% UTILITIES
 7.8% MATERIALS & SERVICES
 7.5% ENERGY
 4.9% CAPITAL GOODS
 4.2% TRANSPORTATION
 3.5% CONSUMER DURABLES
 1.0% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                             Funds Using Schwab Equity Ratings 9

SCHWAB DIVIDEND EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                                            Fund Category:
                             Fund:           Benchmark:      MORNINGSTAR
                           INVESTOR          S&P 500(R)       LARGE-CAP
                            SHARES             INDEX            VALUE
1 YEAR                       17.00%             9.42%           12.14%
SINCE INCEPTION: 9/2/03      20.20%            12.16%           13.74%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in a benchmark.

$12,402  INVESTOR SHARES
$11,437  S&P 500(R) INDEX

[LINE GRAPH]

               INVESTOR    S&P 500(R)
                SHARES       INDEX
02-Sep-03      $10,000      $10,000
30-Sep-03      $ 9,900      $ 9,894
31-Oct-03      $10,600      $10,454
30-Nov-03      $10,850      $10,546
31-Dec-03      $11,417      $11,099
31-Jan-04      $11,559      $11,303
29-Feb-04      $11,851      $11,460
31-Mar-04      $11,860      $11,287
30-Apr-04      $11,667      $11,110
31-May-04      $11,820      $11,262
30-Jun-04      $12,025      $11,480
31-Jul-04      $11,902      $11,100
31-Aug-04      $12,220      $11,145
30-Sep-04      $12,299      $11,265
31-Oct-04      $12,402      $11,437

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


10 Funds Using Schwab Equity Ratings

SCHWAB DIVIDEND EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                                           Fund Category:
                             Fund:           Benchmark:      MORNINGSTAR
                            SELECT           S&P 500(R)       LARGE-CAP
                            SHARES             INDEX            VALUE
1 YEAR                       17.07%             9.42%           12.14%
SINCE INCEPTION: 9/2/03      20.26%            12.16%           13.74%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in a benchmark.

$62,045  SELECT SHARES
$57,187  S&P 500(R) INDEX

[LINE GRAPH]

                SELECT     S&P 500(R)
                SHARES       INDEX
02-Sep-03      $50,000      $50,000
30-Sep-03      $49,500      $49,470
31-Oct-03      $53,000      $52,270
30-Nov-03      $54,250      $52,730
31-Dec-03      $57,085      $55,493
31-Jan-04      $57,795      $56,514
29-Feb-04      $59,255      $57,300
31-Mar-04      $59,300      $56,434
30-Apr-04      $58,335      $55,548
31-May-04      $59,100      $56,309
30-Jun-04      $60,140      $57,402
31-Jul-04      $59,525      $55,502
31-Aug-04      $61,165      $55,724
30-Sep-04      $61,530      $56,326
31-Oct-04      $62,045      $57,187

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                            Funds Using Schwab Equity Ratings 11

SCHWAB DIVIDEND EQUITY FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           /X/        / /         / /
 Medium          / /        / /         / /
 Small           / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                         105
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $33,217
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    39%
--------------------------------------------------------------------------------
SEC YIELD 2
 Investor Shares                                                          2.21%
 Select Shares                                                            2.36%
--------------------------------------------------------------------------------
SEC YIELD-NO WAIVER 3
 Investor Shares                                                          2.09%
 Select Shares                                                            2.24%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
 Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 5

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  JPMORGAN CHASE & CO.                                                 1.7%
--------------------------------------------------------------------------------
(2)  EDISON INTERNATIONAL                                                 1.3%
--------------------------------------------------------------------------------
(3)  REYNOLDS AMERICAN, INC.                                              1.3%
--------------------------------------------------------------------------------
(4)  EXELON CORP.                                                         1.2%
--------------------------------------------------------------------------------
(5)  DUKE ENERGY CORP.                                                    1.2%
--------------------------------------------------------------------------------
(6)  PPG INDUSTRIES, INC.                                                 1.2%
--------------------------------------------------------------------------------
(7)  EMERSON ELECTRIC CO.                                                 1.2%
--------------------------------------------------------------------------------
(8)  KERR-MCGEE CORP.                                                     1.2%
--------------------------------------------------------------------------------
(9)  CHEVRONTEXACO CORP.                                                  1.2%
--------------------------------------------------------------------------------
(10) KEYCORP, INC.                                                        1.2%
--------------------------------------------------------------------------------
     TOTAL                                                               12.7%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

25.5% FINANCE
24.5% UTILITIES
20.3% CONSUMER NON-DURABLES
13.3% MATERIALS
 4.8% ENERGY
 4.6% TECHNOLOGY
 3.7% CAPITAL GOODS
 1.8% CONSUMER DURABLES
 0.6% TRANSPORTATION
 0.9% OTHER

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

  Fund holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

4 Please see prospectus for further detail and eligibility requirements.

5 This list is not a recommendation of any security by the investment adviser.


12 Funds Using Schwab Equity Ratings

SCHWAB SMALL-CAP EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                             Benchmark:     Fund Category:
                            Fund:               S&P          MORNINGSTAR
                           INVESTOR          SMALLCAP         SMALL-CAP
                            SHARES           600 INDEX          BLEND
1 YEAR                        21.74%           16.78%           13.51%
SINCE INCEPTION: 7/1/03       31.13%           25.71%           23.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$14,377  INVESTOR SHARES
$13,587  S&P SMALLCAP 600 INDEX

[LINE GRAPH]

                              S&P
               INVESTOR    SMALL-CAP
                SHARES     600 INDEX
01-Jul-03      $10,000      $10,000
31-Jul-03      $10,590      $10,520
31-Aug-03      $10,920      $11,032
30-Sep-03      $10,800      $10,708
31-Oct-03      $11,810      $11,636
30-Nov-03      $12,370      $12,076
31-Dec-03      $12,749      $12,290
31-Jan-04      $13,238      $12,644
29-Feb-04      $13,523      $12,887
31-Mar-04      $13,706      $13,054
30-Apr-04      $13,238      $12,621
31-May-04      $13,289      $12,814
30-Jun-04      $14,194      $13,524
31-Jul-04      $13,472      $12,783
31-Aug-04      $13,279      $12,670
30-Sep-04      $13,981      $13,338
31-Oct-04      $14,377      $13,587

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                            Funds Using Schwab Equity Ratings 13

SCHWAB SMALL-CAP EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/04

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                             Benchmark:     Fund Category:
                               Fund:            S&P          MORNINGSTAR
                              SELECT         SMALLCAP         SMALL-CAP
                              SHARES         600 INDEX          BLEND
1 YEAR                        22.00%           16.78%           13.51%
SINCE INCEPTION: 7/1/03       31.34%           25.71%           23.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$72,040  SELECT SHARES
$67,937  S&P SMALLCAP 600 INDEX

[LINE GRAPH]

                              S&P
                SELECT     SMALL-CAP
                SHARES     600 INDEX
01-Jul-03      $50,000      $50,000
31-Jul-03      $52,950      $52,600
31-Aug-03      $54,600      $55,162
30-Sep-03      $54,000      $53,540
31-Oct-03      $59,050      $58,182
30-Nov-03      $61,900      $60,381
31-Dec-03      $63,800      $61,450
31-Jan-04      $66,240      $63,220
29-Feb-04      $67,665      $64,433
31-Mar-04      $68,580      $65,271
30-Apr-04      $66,240      $63,104
31-May-04      $66,545      $64,069
30-Jun-04      $71,075      $67,619
31-Jul-04      $67,460      $63,913
31-Aug-04      $66,495      $63,351
30-Sep-04      $70,055      $66,690
31-Oct-04      $72,040      $67,937

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


14 Funds Using Schwab Equity Ratings

SCHWAB SMALL-CAP EQUITY FUND

FUND FACTS as of 10/31/04

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           / /        / /         / /
 Medium          / /        / /         / /
 Small           / /        /X/         / /

STATISTICS

NUMBER OF HOLDINGS                                                         165
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $1,147
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                25.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    118%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
 Investor Shares ($1,000 for retirement and custodial accounts)           $2,500
 Select Shares                                                           $50,000

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  ESCO TECHNOLOGIES, INC.                                              2.9%
--------------------------------------------------------------------------------
(2)  POTLATCH CORP.                                                       2.3%
--------------------------------------------------------------------------------
(3)  MEDICIS PHARMACEUTICAL CORP. Class A                                 2.2%
--------------------------------------------------------------------------------
(4)  AMERIGROUP CORP.                                                     2.0%
--------------------------------------------------------------------------------
(5)  POLARIS INDUSTRIES, INC.                                             1.9%
--------------------------------------------------------------------------------
(6)  MATTHEWS INTERNATIONAL CORP. Class A                                 1.7%
--------------------------------------------------------------------------------
(7)  COMMONWEALTH TELEPHONE ENTERPRISES, INC.                             1.7%
--------------------------------------------------------------------------------
(8)  ODYSSEY RE HOLDINGS CORP.                                            1.6%
--------------------------------------------------------------------------------
(9)  CLECO CORP.                                                          1.6%
--------------------------------------------------------------------------------
(10) HARMAN INTERNATIONAL INDUSTRIES, INC.                                1.6%
--------------------------------------------------------------------------------
     TOTAL                                                               19.5%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.9% MATERIALS & SERVICES
16.7% CONSUMER NON-DURABLES
16.5% TECHNOLOGY
15.4% FINANCE
 7.6% CAPITAL GOODS
 5.9% CONSUMER DURABLES
 4.9% TRANSPORTATION
 4.7% UTILITIES
 4.5% ENERGY
 2.9% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                            Funds Using Schwab Equity Ratings 15

SCHWAB HEDGED EQUITY FUND(TM)

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                                            Fund Category:
                                             Benchmark:      MORNINGSTAR
                                             S&P 500(R)        MODERATE
                              FUND             INDEX         ALLOCATION
1 YEAR                        12.84%            9.42%            7.40%
SINCE INCEPTION: 9/3/02       12.88%           12.11%            0.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment in the fund (the minimum investment for this fund), compared with a similar investment in a benchmark.

$32,525  FUND
$32,047  S&P 500(R) INDEX

[LINE GRAPH]

                            S&P 500(R)
                 FUND         INDEX
03-Sep-02      $25,000      $25,000
30-Sep-02      $23,850      $22,283
31-Oct-02      $24,600      $24,243
30-Nov-02      $24,700      $25,671
31-Dec-02      $24,375      $24,164
31-Jan-03      $24,050      $23,531
28-Feb-03      $23,850      $23,178
31-Mar-03      $24,275      $23,403
30-Apr-03      $25,225      $25,332
31-May-03      $26,125      $26,667
30-Jun-03      $26,425      $27,008
31-Jul-03      $26,750      $27,483
31-Aug-03      $27,100      $28,019
30-Sep-03      $26,975      $27,722
31-Oct-03      $28,825      $29,291
30-Nov-03      $29,400      $29,549
31-Dec-03      $29,950      $31,097
31-Jan-04      $30,550      $31,670
29-Feb-04      $31,075      $32,110
31-Mar-04      $31,325      $31,625
30-Apr-04      $30,550      $31,128
31-May-04      $31,000      $31,555
30-Jun-04      $32,025      $32,167
31-Jul-04      $31,125      $31,102
31-Aug-04      $30,850      $31,227
30-Sep-04      $31,875      $31,564
31-Oct-04      $32,525      $32,047

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


16 Funds Using Schwab Equity Ratings

SCHWAB HEDGED EQUITY FUND

FUND FACTS as of 10/31/04

TOP LONG HOLDINGS 1

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) APPLE COMPUTER, INC.                                                   0.7%
--------------------------------------------------------------------------------
(2) EDISON INTERNATIONAL                                                   0.7%
--------------------------------------------------------------------------------
(3) MACROVISION CORP.                                                      0.7%
--------------------------------------------------------------------------------
(4) HARMAN INTERNATIONAL IND., INC.                                        0.7%
--------------------------------------------------------------------------------
(5) AUTODESK, INC.                                                         0.7%
--------------------------------------------------------------------------------
    TOTAL                                                                  3.5%

TOP SHORT POSITIONS 1

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) ENGINEERED SUPPORT SYSTEMS, INC.                                      0.6%
--------------------------------------------------------------------------------
(2) POTOMAC ELECTRIC POWER CO.                                            0.6%
--------------------------------------------------------------------------------
(3) DST SYSTEMS, INC.                                                     0.6%
--------------------------------------------------------------------------------
(4) FOOT LOCKER, INC.                                                     0.6%
--------------------------------------------------------------------------------
(5) OMNICARE, INC.                                                        0.6%
--------------------------------------------------------------------------------
    TOTAL                                                                 3.0%

STATISTICS

NUMBER OF HOLDINGS
 Long Holdings                                                             265
 Short Positions                                                           167
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)
 Long Holdings                                                           $13,101
 Short Positions                                                         $10,768
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)
 Long Holdings                                                            22.1
 Short Positions                                                          20.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)
 Long Holdings                                                             2.7
 Short Positions                                                           2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2
 Long Holdings                                                             99%
 Short Positions                                                           n/a
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $25,000

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Short positions have been excluded from the calculation of portfolio turnover because at the time of entering into the short positions, the fund did not intend to hold the positions for more than one year.

3 Please see prospectus for further detail and eligibility requirements.


                                            Funds Using Schwab Equity Ratings 17

COMMUNICATIONS FOCUS FUND

Performance as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                          Benchmark:
                                           S&P 1500
                                        SUPERCOMPOSITE         Fund Category:
                                      TELECOMMUNICATIONS         MORNINGSTAR
                           FUND          SECTOR INDEX          COMMUNICATIONS
1 YEAR                     9.14                20.68                 18.37
3 YEARS                   -1.86                -6.43                 -0.13
SINCE INCEPTION: 7/3/00  -19.35               -14.71                -20.53

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$3,933  FUND
$5,013  S&P 1500 SUPERCOMPOSITE TELECOMMUNICATIONS SECTOR INDEX
$8,311  S&P 500(R) INDEX

[LINE GRAPH]

                                    S&P 1500
                                 SUPERCOMPOSITE
                               TELECOMMUNICATIONS   S&P 500(R)
                     FUND         SECTOR INDEX         INDEX
03-Jul-00          $10,000          $10,000          $10,000
31-Jul-00           $9,490           $9,223           $9,844
31-Aug-00           $9,720           $9,026          $10,455
30-Sep-00           $8,510           $8,933           $9,903
31-Oct-00           $8,130           $9,157           $9,862
30-Nov-00           $6,740           $7,842           $9,085
31-Dec-00           $6,402           $7,236           $9,129
31-Jan-01           $7,382           $8,303           $9,453
28-Feb-01           $5,972           $7,549           $8,591
31-Mar-01           $5,462           $7,170           $8,046
30-Apr-01           $5,972           $7,492           $8,672
31-May-01           $5,682           $7,377           $8,730
30-Jun-01           $5,232           $7,073           $8,518
31-Jul-01           $5,142           $7,384           $8,434
31-Aug-01           $4,581           $6,693           $7,906
30-Sep-01           $4,281           $7,055           $7,267
31-Oct-01           $4,161           $6,120           $7,406
30-Nov-01           $4,471           $6,231           $7,974
31-Dec-01           $4,511           $6,336           $8,044
31-Jan-02           $4,181           $5,844           $7,927
28-Feb-02           $3,931           $5,470           $7,774
31-Mar-02           $3,961           $5,359           $8,066
30-Apr-02           $3,461           $4,539           $7,577
31-May-02           $3,481           $4,686           $7,521
30-Jun-02           $2,941           $4,096           $6,986
31-Jul-02           $2,651           $3,588           $6,442
31-Aug-02           $2,681           $3,528           $6,484
30-Sep-02           $2,361           $3,031           $5,779
31-Oct-02           $2,841           $4,016           $6,287
30-Nov-02           $3,211           $4,500           $6,658
31-Dec-02           $2,877           $4,160           $6,267
31-Jan-03           $2,857           $3,894           $6,103
28-Feb-03           $2,746           $3,572           $6,011
31-Mar-03           $2,726           $3,564           $6,069
30-Apr-03           $3,029           $3,917           $6,570
31-May-03           $3,261           $4,180           $6,916
30-Jun-03           $3,331           $4,339           $7,004
31-Jul-03           $3,362           $4,106           $7,128
31-Aug-03           $3,362           $4,110           $7,267
30-Sep-03           $3,352           $3,941           $7,190
31-Oct-03           $3,604           $4,154           $7,596
30-Nov-03           $3,554           $4,103           $7,663
31-Dec-03           $3,690           $4,462           $8,065
31-Jan-04           $3,883           $4,660           $8,213
29-Feb-04           $3,883           $4,757           $8,327
31-Mar-04           $3,873           $4,687           $8,202
30-Apr-04           $3,710           $4,688           $8,073
31-May-04           $3,680           $4,503           $8,183
30-Jun-04           $3,731           $4,644           $8,342
31-Jul-04           $3,741           $4,823           $8,066
31-Aug-04           $3,690           $4,877           $8,098
30-Sep-04           $3,781           $4,944           $8,186
31-Oct-04           $3,933           $5,013           $8,311

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


18 Funds Using Schwab Equity Ratings

COMMUNICATIONS FOCUS FUND

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  AT&T CORP.                                                           5.6%
--------------------------------------------------------------------------------
(2)  COMMONWEALTH TELEPHONE ENTERPRISES, INC.                             5.5%
--------------------------------------------------------------------------------
(3)  ALLTEL CORP.                                                         5.5%
--------------------------------------------------------------------------------
(4)  VERIZON COMMUNICATIONS, INC.                                         5.4%
--------------------------------------------------------------------------------
(5)  CITIZENS COMMUNICATIONS CO.                                          5.4%
--------------------------------------------------------------------------------
(6)  NEXTEL COMMUNICATIONS, INC. Class A                                  5.2%
--------------------------------------------------------------------------------
(7)  BELLSOUTH CORP.                                                      5.1%
--------------------------------------------------------------------------------
(8)  SBC COMMUNICATIONS, INC.                                             5.1%
--------------------------------------------------------------------------------
(9)  CENTURYTEL, INC.                                                     4.8%
--------------------------------------------------------------------------------
(10) WESTERN WIRELESS CORP. Class A                                       4.8%
--------------------------------------------------------------------------------
     TOTAL                                                               52.4%

STATISTICS

NUMBER OF HOLDINGS                                                          28
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $18,163
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 n/a
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    80%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $5,000

INDUSTRY WEIGHTINGS % of Portfolio

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

77.0% TELEPHONE
10.0% MEDIA
 4.8% ELECTRONICS
 4.0% BUSINESS MACHINES & SOFTWARE
 2.5% CONSUMER DURABLES
 1.7% OTHER

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                            Funds Using Schwab Equity Ratings 19

FINANCIAL SERVICES FOCUS FUND

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                      Benchmark:
                                       S&P 1500      Fund Category:
                                    SUPERCOMPOSITE     MORNINGSTAR
                                      FINANCIALS        FINANCIAL
                         FUND        SECTOR INDEX       SERVICES
1 YEAR                   12.39           9.04            10.48
3 YEARS                  11.82           9.04            10.95
SINCE INCEPTION: 7/3/00   8.38           7.80             7.15

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$14,179  FUND
$13,854  S&P 1500 SUPERCOMPOSITE FINANCIALS SECTOR INDEX
$8,311   S&P 500(R) INDEX

[LINE GRAPH]

                                    S&P 1500
                                 SUPERCOMPOSITE
                                   FINANCIALS       S&P 500(R)
                     FUND         SECTOR INDEX         INDEX
03-Jul-00          $10,000          $10,000          $10,000
31-Jul-00          $10,770          $11,015           $9,844
31-Aug-00          $11,830          $12,059          $10,455
30-Sep-00          $12,050          $12,376           $9,903
31-Oct-00          $11,860          $12,328           $9,862
30-Nov-00          $11,200          $11,627           $9,085
31-Dec-00          $12,136          $12,761           $9,129
31-Jan-01          $11,928          $12,692           $9,453
28-Feb-01          $11,501          $11,898           $8,591
31-Mar-01          $11,023          $11,528           $8,046
30-Apr-01          $11,637          $11,970           $8,672
31-May-01          $12,032          $12,447           $8,730
30-Jun-01          $12,094          $12,479           $8,518
31-Jul-01          $11,761          $12,325           $8,434
31-Aug-01          $11,096          $11,582           $7,906
30-Sep-01          $10,368          $10,916           $7,267
31-Oct-01          $10,139          $10,685           $7,406
30-Nov-01          $10,805          $11,442           $7,974
31-Dec-01          $11,172          $11,736           $8,044
31-Jan-02          $10,919          $11,577           $7,927
28-Feb-02          $10,982          $11,457           $7,774
31-Mar-02          $11,499          $12,195           $8,066
30-Apr-02          $11,351          $11,936           $7,577
31-May-02          $11,362          $11,913           $7,521
30-Jun-02          $10,866          $11,347           $6,986
31-Jul-02          $10,433          $10,471           $6,442
31-Aug-02          $10,549          $10,689           $6,484
30-Sep-02           $9,378           $9,455           $5,779
31-Oct-02           $9,959          $10,256           $6,287
30-Nov-02          $10,212          $10,664           $6,658
31-Dec-02           $9,786          $10,125           $6,267
31-Jan-03           $9,593           $9,951           $6,103
28-Feb-03           $9,379           $9,649           $6,011
31-Mar-03           $9,464           $9,613           $6,069
30-Apr-03          $10,558          $10,747           $6,570
31-May-03          $11,051          $11,332           $6,916
30-Jun-03          $11,136          $11,367           $7,004
31-Jul-03          $11,458          $11,893           $7,128
31-Aug-03          $11,447          $11,800           $7,267
30-Sep-03          $11,597          $11,878           $7,190
31-Oct-03          $12,615          $12,706           $7,596
30-Nov-03          $13,001          $12,720           $7,663
31-Dec-03          $13,260          $13,311           $8,065
31-Jan-04          $13,844          $13,729           $8,213
29-Feb-04          $14,146          $14,111           $8,327
31-Mar-04          $14,071          $13,990           $8,202
30-Apr-04          $13,206          $13,308           $8,073
31-May-04          $13,379          $13,579           $8,183
30-Jun-04          $13,573          $13,657           $8,342
31-Jul-04          $13,379          $13,379           $8,066
31-Aug-04          $13,822          $13,844           $8,098
30-Sep-04          $14,049          $13,755           $8,186
31-Oct-04          $14,179          $13,854           $8,311

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


20 Funds Using Schwab Equity Ratings

FINANCIAL SERVICES FOCUS FUND

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  MELLON FINANCIAL CORP.                                               5.0%
--------------------------------------------------------------------------------
(2)  NORTHERN TRUST CORP.                                                 4.9%
--------------------------------------------------------------------------------
(3)  UNIONBANCAL CORP.                                                    4.9%
--------------------------------------------------------------------------------
(4)  KEYCORP, INC.                                                        4.3%
--------------------------------------------------------------------------------
(5)  COMERICA, INC.                                                       4.1%
--------------------------------------------------------------------------------
(6)  BANK OF HAWAII CORP.                                                 3.7%
--------------------------------------------------------------------------------
(7)  COUNTRYWIDE FINANCIAL CORP.                                          2.8%
--------------------------------------------------------------------------------
(8)  CAPITAL ONE FINANCIAL CORP.                                          2.6%
--------------------------------------------------------------------------------
(9)  METLIFE, INC.                                                        2.5%
--------------------------------------------------------------------------------
(10) CITY NATIONAL CORP.                                                  2.5%
--------------------------------------------------------------------------------
     TOTAL                                                               37.3%

STATISTICS

NUMBER OF HOLDINGS                                                          62
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $14,490
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                15.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     1.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    85%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $5,000

INDUSTRY WEIGHTINGS % of Portfolio

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

47.0% BANKS
26.7% MISCELLANEOUS FINANCE
23.3% INSURANCE
 1.9% REAL PROPERTY
 1.1% ELECTRONICS

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                            Funds Using Schwab Equity Ratings 21

HEALTH CARE FOCUS FUND

Performance as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                      Benchmark:
                                       S&P 1500
                                    SUPERCOMPOSITE    Fund Category:
                                     HEALTH CARE       MORNINGSTAR
                         FUND        SECTOR INDEX      HEALTH CARE
1 YEAR                   27.88%            2.65%            6.16%
3 YEARS                   6.38%           -2.33%           -0.97%
SINCE INCEPTION: 7/3/00   2.25%           -2.29%           -5.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$11,014  FUND
 $9,043  S&P 1500 SUPERCOMPOSITE HEALTH CARE SECTOR INDEX
 $8,311  S&P 500(R) INDEX

[LINE GRAPH]

                                    S&P 1500
                                 SUPERCOMPOSITE
                                  HEALTH CARE       S&P 500(R)
                     FUND         SECTOR INDEX         INDEX
03-Jul-00          $10,000          $10,000          $10,000
31-Jul-00           $9,450           $9,489           $9,844
31-Aug-00           $9,820           $9,669          $10,455
30-Sep-00          $10,160          $10,146           $9,903
31-Oct-00          $10,270          $10,451           $9,862
30-Nov-00          $10,460          $10,793           $9,085
31-Dec-00          $10,905          $11,158           $9,129
31-Jan-01           $9,848          $10,230           $9,453
28-Feb-01           $9,797          $10,234           $8,591
31-Mar-01           $8,892           $9,447           $8,046
30-Apr-01           $9,268           $9,792           $8,672
31-May-01           $9,492           $9,949           $8,730
30-Jun-01           $9,278           $9,605           $8,518
31-Jul-01           $9,594          $10,019           $8,434
31-Aug-01           $9,258           $9,700           $7,906
30-Sep-01           $9,228           $9,729           $7,267
31-Oct-01           $9,146           $9,706           $7,406
30-Nov-01           $9,624          $10,180           $7,974
31-Dec-01           $9,335           $9,918           $8,044
31-Jan-02           $9,111           $9,786           $7,927
28-Feb-02           $8,989           $9,799           $7,774
31-Mar-02           $9,101           $9,868           $8,066
30-Apr-02           $8,582           $9,318           $7,577
31-May-02           $8,389           $9,122           $7,521
30-Jun-02           $7,657           $8,292           $6,986
31-Jul-02           $7,291           $8,088           $6,442
31-Aug-02           $7,433           $8,181           $6,484
30-Sep-02           $6,986           $7,701           $5,779
31-Oct-02           $7,240           $8,127           $6,287
30-Nov-02           $7,342           $8,313           $6,658
31-Dec-02           $7,060           $8,037           $6,267
31-Jan-03           $7,009           $8,013           $6,103
28-Feb-03           $6,825           $7,855           $6,011
31-Mar-03           $7,080           $8,138           $6,069
30-Apr-03           $7,377           $8,423           $6,570
31-May-03           $7,560           $8,651           $6,916
30-Jun-03           $8,030           $9,018           $7,004
31-Jul-03           $8,245           $8,966           $7,128
31-Aug-03           $8,173           $8,675           $7,267
30-Sep-03           $8,276           $8,705           $7,190
31-Oct-03           $8,613           $8,810           $7,596
30-Nov-03           $9,287           $8,978           $7,663
31-Dec-03           $9,655           $9,455           $8,065
31-Jan-04          $10,288           $9,736           $8,213
29-Feb-04          $10,513           $9,822           $8,327
31-Mar-04          $10,871           $9,483           $8,202
30-Apr-04          $10,820           $9,744           $8,073
31-May-04          $10,861           $9,740           $8,183
30-Jun-04          $11,085           $9,748           $8,342
31-Jul-04          $10,452           $9,200           $8,066
31-Aug-04          $10,585           $9,353           $8,098
30-Sep-04          $10,983           $9,226           $8,186
31-Oct-04          $11,014           $9,043           $8,311

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


22 Funds Using Schwab Equity Ratings

HEALTH CARE FOCUS FUND

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  WYETH                                                                3.6%
--------------------------------------------------------------------------------
(2)  HUMANA, INC.                                                         3.4%
--------------------------------------------------------------------------------
(3)  PERKINELMER, INC.                                                    3.3%
--------------------------------------------------------------------------------
(4)  AMERIGROUP CORP.                                                     3.3%
--------------------------------------------------------------------------------
(5)  UNITEDHEALTH GROUP, INC.                                             3.3%
--------------------------------------------------------------------------------
(6)  PACIFICARE HEALTH SYSTEMS, INC.                                      3.2%
--------------------------------------------------------------------------------
(7)  LABORATORY CORP. OF AMERICA HOLDINGS                                 3.1%
--------------------------------------------------------------------------------
(8)  WELLCHOICE, INC.                                                     3.1%
--------------------------------------------------------------------------------
(9)  BECTON DICKINSON & CO.                                               3.0%
--------------------------------------------------------------------------------
(10) JOHNSON & JOHNSON                                                    3.0%
--------------------------------------------------------------------------------
     TOTAL                                                               32.3%

STATISTICS

NUMBER OF HOLDINGS                                                         47
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $23,641
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.8
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    105%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $5,000

INDUSTRY WEIGHTINGS % of Portfolio

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

76.3% HEALTHCARE / DRUGS & MEDICINE
 9.0% BUSINESS SERVICES
 8.9% INSURANCE
 3.3% ELECTRONICS
 2.5% PRODUCER GOODS & MANUFACTURING

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                            Funds Using Schwab Equity Ratings 23

TECHNOLOGY FOCUS FUND

PERFORMANCE as of 10/31/04

AVERAGE ANNUAL TOTAL RETURNS 1,2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                      Benchmark:
                                       S&P 1500
                                    SUPERCOMPOSITE    Fund Category:
                                      TECHNOLOGY       MORNINGSTAR
                          FUND       SECTOR INDEX      TECHNOLOGY
1 YEAR                     2.31%           -1.63%           -3.41%
3 YEARS                    4.61%            0.13%           -1.10%
SINCE INCEPTION: 7/3/00  -17.15%          -19.66%          -24.81%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$4,420 FUND
$3,868 S&P 1500 SUPERCOMPOSITE TECHNOLOGY SECTOR INDEX
$8,311 S&P 500(R) INDEX

[LINE GRAPH]

                                    S&P 1500
                                 SUPERCOMPOSITE
                                   TECHNOLOGY       S&P 500(R)
                     FUND         SECTOR INDEX         INDEX
03-Jul-00          $10,000          $10,000          $10,000
31-Jul-00           $9,480           $9,481           $9,844
31-Aug-00          $10,910          $10,594          $10,455
30-Sep-00           $9,220           $8,695           $9,903
31-Oct-00           $8,520           $8,189           $9,862
30-Nov-00           $6,500           $6,477           $9,085
31-Dec-00           $5,940           $5,835           $9,129
31-Jan-01           $6,950           $6,872           $9,453
28-Feb-01           $5,110           $4,993           $8,591
31-Mar-01           $4,420           $4,361           $8,046
30-Apr-01           $5,320           $5,110           $8,672
31-May-01           $5,240           $4,867           $8,730
30-Jun-01           $5,290           $4,925           $8,518
31-Jul-01           $4,850           $4,649           $8,434
31-Aug-01           $4,210           $4,094           $7,906
30-Sep-01           $3,270           $3,279           $7,267
31-Oct-01           $3,860           $3,852           $7,406
30-Nov-01           $4,480           $4,490           $7,974
31-Dec-01           $4,500           $4,425           $8,044
31-Jan-02           $4,560           $4,485           $7,927
28-Feb-02           $4,040           $3,870           $7,774
31-Mar-02           $4,320           $4,140           $8,066
30-Apr-02           $3,840           $3,650           $7,577
31-May-02           $3,670           $3,505           $7,521
30-Jun-02           $3,290           $3,075           $6,986
31-Jul-02           $2,950           $2,781           $6,442
31-Aug-02           $2,880           $2,741           $6,484
30-Sep-02           $2,450           $2,266           $5,779
31-Oct-02           $2,900           $2,754           $6,287
30-Nov-02           $3,310           $3,228           $6,658
31-Dec-02           $2,890           $2,765           $6,267
31-Jan-03           $2,840           $2,719           $6,103
28-Feb-03           $2,860           $2,778           $6,011
31-Mar-03           $2,810           $2,738           $6,069
30-Apr-03           $3,110           $2,989           $6,570
31-May-03           $3,400           $3,255           $6,916
30-Jun-03           $3,430           $3,257           $7,004
31-Jul-03           $3,720           $3,442           $7,128
31-Aug-03           $3,980           $3,657           $7,267
30-Sep-03           $3,890           $3,618           $7,190
31-Oct-03           $4,320           $3,931           $7,596
30-Nov-03           $4,610           $4,001           $7,663
31-Dec-03           $4,590           $4,089           $8,065
31-Jan-04           $5,140           $4,238           $8,213
29-Feb-04           $5,060           $4,100           $8,327
31-Mar-04           $4,860           $3,998           $8,202
30-Apr-04           $4,440           $3,794           $8,073
31-May-04           $4,630           $3,991           $8,183
30-Jun-04           $4,750           $4,095           $8,342
31-Jul-04           $4,300           $3,766           $8,066
31-Aug-04           $4,100           $3,569           $8,098
30-Sep-04           $4,290           $3,679           $8,186
31-Oct-04           $4,420           $3,868           $8,311

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


24 Funds Using Schwab Equity Ratings

TECHNOLOGY FOCUS FUND

FUND FACTS as of 10/31/04

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  INTERNATIONAL BUSINESS MACHINES CORP.                               5.0%
--------------------------------------------------------------------------------
(2)  ORACLE CORP.                                                        4.6%
--------------------------------------------------------------------------------
(3)  CERTEGY, INC.                                                       4.6%
--------------------------------------------------------------------------------
(4)  MOTOROLA, INC.                                                      4.5%
--------------------------------------------------------------------------------
(5)  QUALCOMM, INC.                                                      3.1%
--------------------------------------------------------------------------------
(6)  AUTOMATIC DATA PROCESSING, INC.                                     3.0%
--------------------------------------------------------------------------------
(7)  CISCO SYSTEMS, INC.                                                 2.9%
--------------------------------------------------------------------------------
(8)  DIGI INTERNATIONAL, INC.                                            2.7%
--------------------------------------------------------------------------------
(9)  XEROX CORP.                                                         2.7%
--------------------------------------------------------------------------------
(10) NCR CORP.                                                           2.7%
--------------------------------------------------------------------------------
     TOTAL                                                              35.8%

STATISTICS

NUMBER OF HOLDINGS                                                          52
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $30,408
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 30.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    109%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $5,000

INDUSTRY WEIGHTINGS % of Portfolio

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

31.3% BUSINESS MACHINES & SOFTWARE
29.9% BUSINESS SERVICES
29.5% ELECTRONICS
 4.7% OPTICAL & PHOTO
 2.2% TELEPHONE
 1.9% AIR TRANSPORTATION
 0.5% PRODUCER GOODS & MANUFACTURING

  Portfolio holdings may have changed since the report date.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                            Funds Using Schwab Equity Ratings 25

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2004 and held through October 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                            ENDING
                                                                       BEGINNING         ACCOUNT VALUE           EXPENSES
                                                 EXPENSE RATIO 1     ACCOUNT VALUE     (Net of Expenses)    PAID DURING PERIOD 2
                                                  (Annualized)         at 5/1/04          at 10/31/04         5/1/04-10/31/04
---------------------------------------------------------------------------------------------------------------------------------
SCHWAB CORE EQUITY FUND(TM)

  Actual Return                                       0.75%              $1,000            $1,025.20                $3.82
  Hypothetical 5% Return                              0.75%              $1,000            $1,021.37                $3.81
---------------------------------------------------------------------------------------------------------------------------------
SCHWAB DIVIDEND EQUITY FUND(TM)

Investor Shares
  Actual Return                                       1.08%              $1,000            $1,063.00                $5.60
  Hypothetical 5% Return                              1.08%              $1,000            $1,019.71                $5.48

Select Shares(R)
  Actual Return                                       0.94%              $1,000            $1,063.60                $4.88
  Hypothetical 5% Return                              0.94%              $1,000            $1,020.41                $4.77
---------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP EQUITY FUND(TM)

Investor Shares
  Actual Return                                       1.30%              $1,000            $1,086.10                $6.82
  Hypothetical 5% Return                              1.30%              $1,000            $1,018.60                $6.60

Select Shares
  Actual Return                                       1.12%              $1,000            $1,087.60                $5.88
  Hypothetical 5% Return                              1.12%              $1,000            $1,019.51                $5.69

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to that fund's or share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


26 Funds Using Schwab Equity Ratings

FUND EXPENSES continued

                                                                                            ENDING
                                                                       BEGINNING         ACCOUNT VALUE              EXPENSES
                                                 EXPENSE RATIO 1     ACCOUNT VALUE     (Net of Expenses)       PAID DURING PERIOD 2
                                                  (Annualized)         at 5/1/04          at 10/31/04            5/1/04-10/31/04
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB HEDGED EQUITY FUND(TM)

  Actual Return                                       2.46%              $1,000            $1,064.70                  $12.77
  Hypothetical 5% Return                              2.46%              $1,000            $1,012.77                  $12.45
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS FOCUS FUND

  Actual Return                                       1.10%              $1,000            $1,060.10                   $5.70
  Hypothetical 5% Return                              1.10%              $1,000            $1,019.61                   $5.58
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FOCUS FUND

  Actual Return                                       1.01%              $1,000            $1,073.60                   $5.26
  Hypothetical 5% Return                              1.01%              $1,000            $1,020.06                   $5.13
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FOCUS FUND

  Actual Return                                       1.02%              $1,000            $1,017.90                   $5.17
  Hypothetical 5% Return                              1.02%              $1,000            $1,020.01                   $5.18
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FOCUS FUND

  Actual Return                                       0.99%              $1,000              $995.50                   $4.97
  Hypothetical 5% Return                              0.99%              $1,000            $1,020.16                   $5.03

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to that fund's or share class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.


                                            Funds Using Schwab Equity Ratings 27

SCHWAB CORE EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         11/1/03-       11/1/02-       11/1/01-       11/1/00-       11/1/99-
                                                         10/31/04       10/31/03       10/31/02       10/31/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($) 1
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     12.71          10.89          12.53          18.53          18.91
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.12           0.10           0.08           0.08           0.05
  Net realized and unrealized gains or losses               1.09           1.79          (1.64)         (4.57)          1.08
                                                         ---------------------------------------------------------------------------
  Total income or loss from investment operations           1.21           1.89          (1.56)         (4.49)          1.13
Less distributions:
  Dividends from net investment income                     (0.11)         (0.07)         (0.08)         (0.07)         (0.04)
  Distributions from net realized gains                       --             --             --          (1.44)         (1.47)
                                                         ---------------------------------------------------------------------------
  Total distributions                                      (0.11)         (0.07)         (0.08)         (1.51)         (1.51)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           13.81          12.71          10.89          12.53          18.53
                                                         ---------------------------------------------------------------------------
Total return (%)                                            9.57          17.54         (12.58)        (25.93)          5.75

RATIOS/SUPPLEMENTAL DATA (%) 1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.75           0.75           0.75           0.75           0.76 2
  Gross operating expenses                                  0.88           0.88           0.91           0.88           0.87
  Net investment income                                     0.89           0.94           0.63           0.55           0.29
Portfolio turnover rate                                       86             73            114            106             96
Net assets, end of period ($ x 1,000,000)                    263            237            179            210            342

1 Prior to June 1, 2002, the fund's day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.

2 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.


28 See financial notes.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  This security or a portion of this security is on loan

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK
                                                          230,455       260,170
  0.9%  SHORT-TERM
        INVESTMENT                                          2,419         2,419

  0.0%  U.S. TREASURY
        OBLIGATIONS                                           115           115
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                 232,989       262,704

  5.9%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             15,380        15,380

(5.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (15,301)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                262,783

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.0% of net assets

      AEROSPACE / DEFENSE  9.0%
      --------------------------------------------------------------------------
  (2) The Boeing Co.    260,000                                           12,975
      Goodrich Corp.    25,500                                               786
      Lockheed Martin Corp.    20,000                                      1,102
      Raytheon Co.    80,000                                               2,918
      Rockwell Automation, Inc.    34,000                                  1,418
      United Technologies Corp.    47,200                                  4,381
                                                                     -----------
                                                                          23,580
      AIR TRANSPORTATION  2.0%
      --------------------------------------------------------------------------
    o AMR Corp.    4,500                                                      35
    = FedEx Corp.    26,000                                                2,369
    = Sabre Holdings Corp., Class A    28,000                                602
      United Parcel Service, Inc.,
      Class B    28,200                                                    2,233
                                                                     -----------
                                                                           5,239
      APPAREL  0.5%
      --------------------------------------------------------------------------
      Nike, Inc., Class B    16,000                                        1,301

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
      --------------------------------------------------------------------------
    = Eaton Corp.    24,400                                                1,560
    @ Ford Motor Co.    120,300                                            1,568
                                                                     -----------
                                                                           3,128
      BANKS  3.2%
      --------------------------------------------------------------------------
      JPMorgan Chase & Co.    78,960                                       3,048
      Northern Trust Corp.    17,500                                         744
      UnionBanCal Corp.    77,600                                          4,714
                                                                     -----------
                                                                           8,506
      BUSINESS MACHINES & SOFTWARE  5.1%
      --------------------------------------------------------------------------
      Autodesk, Inc.    2,000                                                106
      International Business Machines
      Corp.    38,600                                                      3,464
    = Microsoft Corp.    209,800                                           5,872
    o Oracle Corp.    213,500                                              2,703
   =o Xerox Corp.    89,900                                                1,328
                                                                     -----------
                                                                          13,473
      BUSINESS SERVICES  3.0%
      --------------------------------------------------------------------------
      Automatic Data Processing, Inc.    14,000                              607
    o Checkfree Corp.    16,000                                              496
    o Citrix Systems, Inc.    26,500                                         639
    @ Computer Associates International,
      Inc.    56,100                                                       1,555
    o Dun & Bradstreet Corp.    2,900                                        164
      IMS Health, Inc.    81,200                                           1,720
    o Intuit, Inc.    35,000                                               1,588


                                                         See financial notes. 29

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   =o Polycom, Inc.    10,000                                                207
   =o Synopsys, Inc.    41,500                                               674
    o VeriSign, Inc.    10,000                                               268
                                                                     -----------
                                                                           7,918
      CHEMICALS  2.2%
      --------------------------------------------------------------------------
    = Dow Chemical Co.    110,500                                          4,966
      PPG Industries, Inc.    12,000                                         765
                                                                     -----------
                                                                           5,731
      CONSUMER DURABLES  2.9%
      --------------------------------------------------------------------------
    @ Black & Decker Corp.    24,900                                       1,999
    o Gemstar-- TV Guide
      International, Inc.    990,000                                       5,692
                                                                     -----------
                                                                           7,691
      ELECTRONICS  2.7%
      --------------------------------------------------------------------------
   @o Applied Materials, Inc.    60,500                                      974
      Linear Technology Corp.    12,500                                      474
      Motorola, Inc.    266,900                                            4,607
      Qualcomm, Inc.    8,000                                                334
      Scientific-Atlanta, Inc.    25,300                                     693
                                                                     -----------
                                                                           7,082
      ENERGY: RAW MATERIALS  1.4%
      --------------------------------------------------------------------------
      Burlington Resources, Inc.    88,000                                 3,652

      FOOD & AGRICULTURE  1.7%
      --------------------------------------------------------------------------
      H.J. Heinz Co.    45,200                                             1,643
      Kellogg Co.    67,800                                                2,915
                                                                     -----------
                                                                           4,558
      HEALTHCARE / DRUGS & MEDICINE  11.7%
      --------------------------------------------------------------------------
      Applied Biosystems Group -
      Applera Corp.    5,500                                                 105
    = Bausch & Lomb, Inc.    41,000                                        2,499
      Becton Dickinson & Co.    107,300                                    5,633
      Bristol-Myers Squibb Co.    146,800                                  3,440
    o Coventry Health Care, Inc.    70,950                                 2,902
    = Johnson & Johnson    30,900                                          1,804
    o Laboratory Corp. of America
      Holdings    15,000                                                     687
      Merck & Co., Inc.    55,500                                          1,738
   @o Pacificare Health Systems,
      Inc.    57,000                                                       2,030
      Pfizer, Inc.    51,000                                               1,476
 @(6) UnitedHealth Group, Inc.    108,414                                  7,849
      Valeant Pharmaceuticals
      International    2,000                                                  48
      Wyeth    12,500                                                        496
                                                                     -----------
                                                                          30,707
      HOUSEHOLD PRODUCTS  1.1%
      --------------------------------------------------------------------------
      The Gillette Co.    70,000                                           2,903

      INSURANCE  11.0%
      --------------------------------------------------------------------------
    = Aetna, Inc.    25,000                                                2,375
    = AFLAC, Inc.    91,900                                                3,297
      The Allstate Corp.    84,000                                         4,040
      Arthur J. Gallagher & Co.    85,000                                  2,389
      Chubb Corp.    9,000                                                   649
    o CNA Financial Corp.    15,500                                          371
      Fidelity National Financial,
      Inc.    17,722                                                         669
 =(7) Metlife, Inc.    183,000                                             7,018
 @(9) The Progressive Corp.    72,200                                      6,754
      Prudential Financial, Inc.    28,500                                 1,324
                                                                     -----------
                                                                          28,886
      MEDIA  4.0%
      --------------------------------------------------------------------------
      The McGraw-Hill Cos., Inc.    19,100                                 1,647
=o(4) Time Warner, Inc.    538,250                                         8,957
                                                                     -----------
                                                                          10,604
      MISCELLANEOUS  1.1%
      --------------------------------------------------------------------------
    = 3M Co.    36,400                                                     2,823

      MISCELLANEOUS FINANCE  1.2%
      --------------------------------------------------------------------------
   @= American Express Co.    39,600                                       2,101
    o AmeriCredit Corp.    50,000                                            970
                                                                     -----------
                                                                           3,071
      NON-DURABLES & ENTERTAINMENT  1.3%
      --------------------------------------------------------------------------
      McDonald's Corp.    94,500                                           2,755
      Yum! Brands, Inc.    14,000                                            609
                                                                     -----------
                                                                           3,364


30 See financial notes.

SCHWAB CORE EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       OIL: INTERNATIONAL  6.0%
       -------------------------------------------------------------------------
       ChevronTexaco Corp.    92,000                                       4,881
   (3) Exxon Mobil Corp.    222,200                                       10,937
                                                                     -----------
                                                                          15,818
       OPTICAL & PHOTO  0.4%
       -------------------------------------------------------------------------
     o Ingram Micro, Inc., Class A    57,200                                 987

       PAPER & FOREST PRODUCTS  3.3%
       -------------------------------------------------------------------------
   (5) Weyerhaeuser Co.    140,000                                         8,770

       PRODUCER GOODS & MANUFACTURING  3.7%
       -------------------------------------------------------------------------
       Cooper Industries Ltd., Class A    9,000                              575
@=(10) Emerson Electric Co.    97,000                                      6,213
     o FMC Corp.    14,000                                                   614
       Parker Hannifin Corp.    18,000                                     1,271
       W.W. Grainger, Inc.    16,000                                         938
                                                                     -----------
                                                                           9,611
       RETAIL  0.4%
       -------------------------------------------------------------------------
     @ Claire's Stores, Inc.    7,400                                        193
     o Petco Animal Supplies, Inc.    2,000                                   72
    =o Rite Aid Corp.    103,000                                             383
       Staples, Inc.    6,400                                                190
     o Toys `R' Us, Inc.    8,000                                            144
                                                                     -----------
                                                                             982
       TELEPHONE  8.4%
       -------------------------------------------------------------------------
       Alltel Corp.    3,500                                                 192
       AT&T Corp.    3,020                                                    52
     o Avaya, Inc.    395,100                                              5,689
       BellSouth Corp.    126,500                                          3,374
     = CenturyTel, Inc.    94,000                                          3,017
       SBC Communications, Inc.    112,200                                 2,834
   (8) Verizon Communications,
       Inc.    177,400                                                     6,936
                                                                     -----------
                                                                          22,094
       TOBACCO  5.1%
       -------------------------------------------------------------------------
   (1) UST, Inc.    325,000                                               13,377

       TRAVEL & RECREATION  0.2%
       -------------------------------------------------------------------------
     o Caesars Entertainment, Inc.    37,000                                 662

       TRUCKING & FREIGHT  2.2%
       -------------------------------------------------------------------------
       CNF, Inc.    113,500                                                4,969
     o Landstar Systems, Inc.    2,600                                       176
       Paccar, Inc.    9,000                                                 624
                                                                     -----------
                                                                           5,769
       UTILITIES: ELECTRIC & GAS  3.0%
       -------------------------------------------------------------------------
     o The AES Corp.    556,900                                            6,070
     @ Duke Energy Corp.    9,000                                            221
     = TXU Corp.    26,000                                                 1,592
                                                                     -----------
                                                                           7,883

       SHORT-TERM INVESTMENT
       0.9% of net assets

       Provident Institutional
       TempFund    2,419,401                                               2,419

       SECURITY                                        FACE AMOUNT
          RATE, MATURITY DATE                          ($ x 1,000)

       U.S. TREASURY OBLIGATIONS
       0.0% of net assets

     = U.S. Treasury Bills
         1.60%-1.65%, 12/16/04                                115            115

END OF INVESTMENTS.


                                                         See financial notes. 31

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                        FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ x 1,000)    ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      5.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 2.5%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
         1.72%, 05/25/05                                      396            396
      Foreningssparbanken AB
         1.83%, 11/15/04                                    5,772          5,771
      Societe Generale NY
         1.95%, 11/01/04                                      369            369
                                                                     -----------
                                                                           6,536

      SHORT-TERM INVESTMENTS 3.4%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
         1.76%, 11/01/04                                      378            378

      SECURITY AND NUMBER OF SHARES
      Institutional Money
      Market Trust 8,465,972                                               8,466
                                                                     -----------
                                                                           8,844

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                NUMBER OF            CONTRACT         UNREALIZED
                                CONTRACTS             VALUE             GAINS

S&P 500 Index, Long
expires 12/17/04                    7                 1,978               26


32 See financial notes.

SCHWAB CORE EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $14,806 of securities on loan)                            $262,704 a
Collateral invested for securities on loan                               15,380
Receivables:
  Fund shares sold                                                          101
  Interest                                                                    2
  Dividends                                                                 291
  Investments sold                                                       12,670
  Due from brokers for futures                                                5
  Income from securities on loan                                              1
Prepaid expenses                                                    +        11
                                                                    -----------
TOTAL ASSETS                                                            291,165

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               15,380
Payables:
  Fund shares redeemed                                                      291
  Investments bought                                                     12,636
  Investment adviser and administrator fees                                   9
  Transfer agent and shareholder service fees                                 5
  Trustees' fees                                                              1
Accrued expenses                                                    +        60
                                                                    -----------
TOTAL LIABILITIES                                                        28,382

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            291,165
TOTAL LIABILITIES                                                   -    28,382
                                                                    -----------
NET ASSETS                                                             $262,783

NET ASSETS BY SOURCE
Capital received from investors                                         249,757
Net investment income not yet distributed                                 1,867
Net realized capital losses                                             (18,582) b
Net unrealized capital gains                                             29,741 b

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$262,783           19,023              $13.81

  Unless stated, all numbers x 1,000.

a The fund paid $232,989 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases               $222,788
    Sales/maturities        $220,144

  The fund's total security transactions with other SchwabFunds(R) during the period were $221.

b These derive from investments and futures.

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                $233,119
NET UNREALIZED GAINS AND LOSSES:
Gains                                          $34,873
Losses                                     +    (5,288)
                                           ------------
                                               $29,585

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                 $1,867
Long-term capital gains                            $--
CAPITAL LOSSES UTILIZED                        $28,106

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                          Loss amount
  2010                                          $7,255
  2011                                     +    11,171
                                           -----------
                                               $18,426


                                                         See financial notes. 33

SCHWAB CORE EQUITY FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $4,192
Interest                                                                     12
Securities on loan                                                   +       28
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   4,232

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        27,853
Net realized gains on futures contracts                              +      137
                                                                     -----------
NET REALIZED GAINS                                                       27,990

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (7,412)
Net unrealized losses on futures contracts                           +       (2)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (7,414)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,393 a
Transfer agent and shareholder service fees                                 645 b
Trustees' fees                                                                6 c
Custodian fees                                                               29
Portfolio accounting fees                                                    35
Professional fees                                                            30
Registration fees                                                            29
Shareholder reports                                                          86
Other expenses                                                       +        5
                                                                     -----------
Total expenses                                                            2,258
Expense reduction                                                    -      324 d
                                                                     -----------
NET EXPENSES                                                              1,934

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   4,232
NET EXPENSES                                                         -    1,934
                                                                     -----------
NET INVESTMENT INCOME                                                     2,298
NET REALIZED GAINS                                                       27,990 e
NET UNREALIZED LOSSES                                                +   (7,414) e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $22,874

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 0.75% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $20,576.


34 See financial notes.

SCHWAB CORE EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04       11/1/02-10/31/03
Net investment income                             $2,298                 $1,895
Net realized gains or losses                      27,990                (10,956)
Net unrealized gains or losses          +         (7,414)                43,747
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                   22,874                 34,686

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income              $2,074                 $1,261 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04            11/1/02-10/31/03
                                SHARES        VALUE         SHARES        VALUE
Shares sold                      4,444      $59,997          5,806      $65,590
Shares reinvested                  144        1,891            109        1,152
Shares redeemed              +  (4,213)     (56,963)        (3,746)     (42,567)
                             ---------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                     375       $4,925          2,169      $24,175

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04            11/1/02-10/31/03
                                SHARES   NET ASSETS         SHARES   NET ASSETS
Beginning of period             18,648     $237,058         16,479     $179,458
Total increase               +     375       25,725          2,169       57,600 c
                             ---------------------------------------------------
END OF PERIOD                   19,023     $262,783       18,648       $237,058 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $2,074 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for the use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                $2,074
  Long-term capital gains           $--
  PRIOR PERIOD
  Ordinary income                $1,261
  Long-term capital gains           $--

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $1,867 and $1,643 at the end of the current period and prior period, respectively.


                                                         See financial notes. 35

SCHWAB DIVIDEND EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    11/1/03-    9/2/03 1-
INVESTOR SHARES                                     10/31/04     10/31/03
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.60         10.00
                                                    -------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.29          0.05
  Net realized and unrealized gains                   1.49          0.55
                                                    -------------------------------------------------------------
  Total income from investment operations             1.78          0.60
Less distributions:
  Dividends from net investment income               (0.32)           --
                                                    -------------------------------------------------------------
Net asset value at end of period                     12.06         10.60
                                                    -------------------------------------------------------------
Total return (%)                                     17.00          6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.65            --
  Gross operating expenses                            1.19          1.34 3
  Net investment income                               2.71          3.41 3
Portfolio turnover rate                                 39             2 2
Net assets, end of period ($ x 1,000,000)              267            94

1 Commencement of operations.

2 Not annualized.

3 Annualized.


36 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

                                                    11/1/03-    9/2/03 1-
SELECT SHARES                                       10/31/04     10/31/03
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.60         10.00
                                                    ----------------------------------------------------
Income from investment operations:
  Net investment income                               0.31          0.05
  Net realized and unrealized gains                   1.48          0.55
                                                    ----------------------------------------------------
  Total income from investment operations             1.79          0.60
Less distributions:
  Dividends from net investment income               (0.33)           --
                                                    ----------------------------------------------------
Net asset value at end of period                     12.06         10.60
                                                    ----------------------------------------------------
Total return (%)                                     17.07          6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.54            --
  Gross operating expenses                            1.04          1.19 3
  Net investment income                               2.83          3.41 3
Portfolio turnover rate                                 39             2 2
Net assets, end of period ($ x 1,000,000)              252           111

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 37

SCHWAB DIVIDEND EQUITY FUND


PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 o  Non-income producing security

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------------------------------
 98.5%  COMMON STOCK                                      470,131        511,658

  0.9%  SHORT-TERM
        INVESTMENT                                          4,493          4,493
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                 474,624        516,151

  0.6%  OTHER ASSETS AND
        LIABILITIES, NET                                                   3,095
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 519,246

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 98.5% of net assets

      AEROSPACE / DEFENSE 2.4%
      --------------------------------------------------------------------------
      Goodrich Corp.  80,000                                               2,466
      Raytheon Co.  115,000                                                4,195
      Rockwell Automation, Inc.  138,600                                   5,778
                                                                     -----------
                                                                          12,439
      APPAREL 1.0%
      --------------------------------------------------------------------------
      VF Corp.  99,900                                                     5,378

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.8%
      --------------------------------------------------------------------------
      Ford Motor Co.  370,200                                              4,823
      Genuine Parts Co.  111,000                                           4,428
                                                                     -----------
                                                                          9,251
      BANKS 18.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  197,900                                            5,223
      Bank of America Corp.  135,400                                       6,065
      Comerica, Inc.  99,500                                               6,120
      First Horizon National Corp.  116,000                                5,021
      Hudson United Bancorp  52,000                                        2,070
      Huntington Bancshares, Inc.  153,000                                 3,664
  (1) JPMorgan Chase & Co.  228,584                                        8,823
 (10) KeyCorp, Inc.  187,500                                               6,298
      National City Corp.  156,400                                         6,095
      North Fork Bancorp., Inc.  99,567                                    4,391
      Peoples Bank-Bridgeport  135,000                                     5,061
      PNC Financial Services Group,
      Inc.  114,400                                                        5,983
      Regions Financial Corp.  141,855                                     4,976
      SunTrust Banks, Inc.  9,487                                            668
      U.S. Bancorp  209,300                                                5,988
      UnionBanCal Corp.  79,000                                            4,799
      Wachovia Corp.  125,700                                              6,186
      Wells Fargo & Co.  99,200                                            5,924
                                                                     -----------
                                                                          93,355
      BUSINESS MACHINES & SOFTWARE 1.1%
      --------------------------------------------------------------------------
      Pitney Bowes, Inc.  130,700                                          5,718

      BUSINESS SERVICES 2.6%
      --------------------------------------------------------------------------
      Automatic Data Processing, Inc.  100,000                             4,339
      Deluxe Corp.  76,000                                                 2,895
      Electronic Data Systems Corp.  240,000                               5,105
      The ServiceMaster Co.  103,000                                       1,322
                                                                     -----------
                                                                          13,661
      CHEMICALS 6.6%
      --------------------------------------------------------------------------
      Dow Chemical Co.  137,300                                            6,170
      E.I. du Pont de Nemours & Co.  142,400                               6,105
      Eastman Chemical Co.  117,000                                        5,554
      Lubrizol Corp.  111,900                                              3,886


38 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  (6) PPG Industries, Inc.  100,500                                        6,407
      Rohm & Haas Co.  139,000                                             5,892
                                                                     -----------
                                                                          34,014
      CONSTRUCTION 0.2%
      --------------------------------------------------------------------------
      The Stanley Works  28,000                                            1,247

      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Sonoco Products Co.  45,000                                          1,199

      ELECTRONICS 1.6%
      --------------------------------------------------------------------------
      AVX Corp.  65,000                                                      780
      Motorola, Inc.  190,000                                              3,280
      PerkinElmer, Inc.  200,500                                           4,118
                                                                     -----------
                                                                           8,178
      FOOD & AGRICULTURE 4.3%
      --------------------------------------------------------------------------
      General Mills, Inc.  131,000                                         5,797
      H.J. Heinz Co.  151,500                                              5,507
      Kellogg Co.  144,900                                                 6,231
      Sara Lee Corp.  205,000                                              4,772
                                                                     -----------
                                                                          22,307
      HEALTHCARE / DRUGS & MEDICINE 3.5%
      --------------------------------------------------------------------------
      Abbott Laboratories  85,000                                          3,624
      Bristol-Myers Squibb Co.  251,200                                    5,886
      Merck & Co., Inc.   131,700                                          4,123
      Wyeth   117,000                                                      4,639
                                                                     -----------
                                                                          18,272
      HOUSEHOLD PRODUCTS 3.4%
      --------------------------------------------------------------------------
      Clorox Co.  111,500                                                  6,088
      The Gillette Co.  143,000                                            5,932
      Procter & Gamble Co.  113,200                                        5,793
                                                                     -----------
                                                                          17,813
      INSURANCE 6.4%
      --------------------------------------------------------------------------
      The Allstate Corp.  127,200                                          6,117
      Arthur J. Gallagher & Co.  73,000                                    2,051
      Cincinnati Financial Corp.  104,745                                  4,373
      Jefferson-Pilot Corp.  90,000                                        4,346
      Lincoln National Corp.  131,200                                      5,747
      Marsh & McLennan
      Cos., Inc.  130,200                                                  3,601
      Mercury General Corp.  82,100                                        4,223
      Unitrin, Inc.  60,500                                                2,612
                                                                     -----------
                                                                          33,070
      MISCELLANEOUS 1.1%
      --------------------------------------------------------------------------
      3M Co.  70,200                                                       5,445

      MISCELLANEOUS FINANCE 1.0%
      --------------------------------------------------------------------------
      Fannie Mae  77,000                                                   5,402

      NON-DURABLES & ENTERTAINMENT 1.0%
      --------------------------------------------------------------------------
      Fortune Brands, Inc.  73,500                                         5,352

      OIL: DOMESTIC 2.4%
      --------------------------------------------------------------------------
  (8) Kerr-McGee Corp.  108,100                                            6,402
      Marathon Oil Corp.  153,900                                          5,865
                                                                     -----------
                                                                          12,267
      OIL: INTERNATIONAL 2.4%
      --------------------------------------------------------------------------
  (9) ChevronTexaco Corp.  120,600                                         6,399
      Exxon Mobil Corp.  124,800                                           6,143
                                                                     -----------
                                                                          12,542
      PAPER & FOREST PRODUCTS 3.7%
      --------------------------------------------------------------------------
      International Paper Co.  115,000                                     4,429
      Kimberly-Clark Corp.  65,000                                         3,878
      MeadWestvaco Corp.  156,000                                          4,919
      Weyerhaeuser Co.  96,000                                             6,013
                                                                     -----------
                                                                          19,239
      PRODUCER GOODS & MANUFACTURING 4.0%
      --------------------------------------------------------------------------
      Briggs & Stratton Corp.  60,300                                      4,330
  (7) Emerson Electric Co.  100,000                                        6,405
      Harsco Corp.  87,200                                                 4,225
      Hubbell, Inc., Class B  78,800                                       3,603
      Lennox International, Inc.  149,000                                  2,154
                                                                     -----------
                                                                          20,717
      RAILROAD & SHIPPING 0.6%
      --------------------------------------------------------------------------
      GATX Corp.  120,000                                                  3,274

      RETAIL 1.2%
      --------------------------------------------------------------------------
      Limitedbrands  253,300                                               6,277


                                                         See financial notes. 39

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE 8.1%
      --------------------------------------------------------------------------
      Alltel Corp.  108,800                                                5,976
      AT&T Corp.  367,100                                                  6,281
      BellSouth Corp.  219,600                                             5,857
    o Citizens Communications Co.  455,000                                 6,097
      SBC Communications, Inc.  226,500                                    5,721
      Sprint Corp. (FON Group)  295,800                                    6,197
      Verizon Communications, Inc.  150,300                                5,877
                                                                     -----------
                                                                          42,006
      TOBACCO 3.6%
      --------------------------------------------------------------------------
      Altria Group, Inc.  120,300                                          5,830
  (3) Reynolds American, Inc.  95,000                                      6,542
      UST, Inc.  150,500                                                   6,194
                                                                     -----------
                                                                          18,566
      UTILITIES: ELECTRIC & GAS 16.3%
      --------------------------------------------------------------------------
      American Electric Power Co., Inc.  182,000                           5,993
      Centerpoint Energy, Inc.  397,500                                    4,178
      Cinergy Corp.  132,500                                               5,236
      Constellation Energy Group, Inc.  134,700                            5,471
      DPL, Inc.  243,000                                                   5,249
  (5) Duke Energy Corp.  262,814                                           6,447
      Duquesne Light Holdings, Inc.  85,000                                1,459
  (2) Edison International   228,000                                       6,954
      Energy East Corp.  168,800                                           4,254
  (4) Exelon Corp.  163,400                                                6,474
      FirstEnergy Corp.  147,100                                           6,080
      National Fuel Gas Co.  139,300                                       3,903
      OGE Energy Corp.  149,200                                            3,785
      Pinnacle West Capital Corp.  108,000                                 4,603
      The Southern Co.  185,000                                            5,844
      UGI Corp.  109,800                                                   4,242
      Xcel Energy, Inc.  263,000                                           4,497
                                                                     -----------
                                                                          84,669

      SECURITY                             FACE AMOUNT                  VALUE
         RATE, MATURITY DATE               ($ x 1,000)               ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.9% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
          1.29%, 11/01/04                        4,493                    4,493

END OF INVESTMENTS.


40 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $516,151 a
Receivables:
   Fund shares sold                                                        2,202
   Dividends                                                               1,226
Prepaid expenses                                                     +        23
                                                                     -----------
TOTAL ASSETS                                                             519,602

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      205
   Investment adviser and administrator fees                                  32
   Transfer agent and shareholder service fees                                 8
   Trustees' fees                                                              1
Accrued expenses                                                     +       110
                                                                     -----------
TOTAL LIABILITIES                                                            356

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             519,602
TOTAL LIABILITIES                                                    -       356
                                                                     -----------
NET ASSETS                                                              $519,246

NET ASSETS BY SOURCE
Capital received from investors                                          467,427
Net investment income not yet distributed                                  1,068
Net realized capital gains                                                 9,224
Net unrealized capital gains                                              41,527

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       SHARES
SHARE CLASS               NET ASSETS       /      OUTSTANDING        =       NAV
Investor Shares             $267,462                   22,186             $12.06
Select Shares               $251,784                   20,882             $12.06

  Unless stated, all numbers x 1,000.

a The fund paid $474,624 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                 $414,821
    Sales/maturities          $148,671

  The fund's total security transactions with other SchwabFunds(R) during the period were $526.

FEDERAL TAX DATA
---------------------------------------------------------
PORTFOLIO COST                                  $474,624

NET UNREALIZED GAINS AND LOSSES:
Gains                                            $50,639
Losses                                       +    (9,112)
                                             ------------
                                                 $41,527

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                   $9,585
Long-term capital gains                             $707
CAPITAL LOSSES UTILIZED                             $268

RECLASSIFICATIONS:
Capital received from investors                      $31
Net investment income not
  yet distributed                                     $3
Reclassified as:
Net realized capital gains                          ($34)


                                                         See financial notes. 41

SCHWAB DIVIDEND EQUITY FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $12,866
Interest                                                              +       37
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   12,903

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                          9,619

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       31,897

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  3,264 a
Transfer agent and shareholder service fees:
   Investor Shares                                                           473 b
   Select Shares                                                             195 b
Trustees' fees                                                                 8 c
Custodian fees                                                                74
Portfolio accounting fees                                                     67
Professional fees                                                             34
Registration fees                                                             96
Shareholder reports                                                           76
Other expenses                                                        +        6
                                                                      ----------
Total expenses                                                             4,293
Expense reduction                                                     -    2,020 d
                                                                      ----------
NET EXPENSES                                                               2,273

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   12,903
NET EXPENSES                                                          -    2,273
                                                                      ----------
NET INVESTMENT INCOME                                                     10,630
NET REALIZED GAINS                                                         9,619 e
NET UNREALIZED GAINS                                                  +   31,897 e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $52,146

  Unless stated, all numbers x 1,000.

a Calculated as 0.85% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $1,526 from the investment adviser (CSIM) and $359 from the transfer agent and shareholder service agent (Schwab). In addition, the total expenses reimbursed by the investment adviser was $135. These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through February 28, 2005 as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   1.10
  Select Shares                     0.95

  Prior to May 4, 2004, these limits were 0.00% for both Investor Shares and Select Shares. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $41,516.


42 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/03-10/31/04     9/2/03*-10/31/03
Net investment income                              $10,630                 $931
Net realized gains or losses                         9,619                 (361)
Net unrealized gains                      +         31,897                9,630
                                          -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     52,146               10,200

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      5,107                   --
Select Shares                             +          5,389                   --
                                          -------------------------------------
TOTAL DIVIDENDS FROM NET
INVESTMENT INCOME                                  $10,496                  $-- a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         9/2/03-10/31/03
                                  SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                  16,485      $189,992      9,018       $90,936
Select Shares                 +  13,314       153,084     10,753       108,229
                              -------------------------------------------------
TOTAL SHARES SOLD                29,799      $343,076     19,771      $199,165

SHARES REINVESTED
Investor Shares                     331        $3,809         --           $--
Select Shares                 +     307         3,531         --            --
                              -------------------------------------------------
TOTAL SHARES REINVESTED             638        $7,340         --           $--

SHARES REDEEMED
Investor Shares                  (3,492)     ($40,556)      (156)      ($1,596)
Select Shares                 +  (3,202)      (37,066)      (290)       (2,967)
                              -------------------------------------------------
TOTAL SHARES REDEEMED            (6,694)     ($77,622)      (446)      ($4,563)

NET TRANSACTIONS IN FUND
SHARES                           23,743      $272,794     19,325      $194,602

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                                  11/1/03-10/31/04           9/2/03-10/31/03
                                 SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period              19,325      $204,802         --           $--
Total increase                +  23,743       314,444     19,325       204,802 c
                              -------------------------------------------------
END OF PERIOD                    43,068      $519,246     19,325      $204,802 d

* Commencement of operations.

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 61% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $7,294 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for the use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income            $10,496
  Long-term capital gains        $--

  PRIOR PERIOD
  Ordinary income                $--
  Long-term capital gains        $--

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $1,068 and $931 at the end of the current period and prior period, respectively.


                                                         See financial notes. 43

SCHWAB SMALL-CAP EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/03-     7/1/03 1-
INVESTOR SHARES                                           10/31/04     10/31/03
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      11.81        10.00
                                                         --------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                      (0.04)       (0.02)
   Net realized and unrealized gains                         2.58         1.83
                                                         --------------------------------------------------------
   Total income from investment operations                   2.54         1.81
Less distributions:
   Distributions from net realized gains                    (0.22)          --
                                                         --------------------------------------------------------
Net asset value at end of period                            14.13        11.81
                                                         --------------------------------------------------------
Total return (%)                                            21.74        18.10 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    1.30        1.30 3
   Gross operating expenses                                  1.61        1.73 3
   Net investment loss                                      (0.35)      (0.54) 3
Portfolio turnover rate                                       118          39 2
Net assets, end of period ($ x 1,000,000)                      37          26

1 Commencement of operations.

2 Not annualized.

3 Annualized.


44 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                          11/1/03-     7/1/03 1-
SELECT SHARES                                             10/31/04     10/31/03
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       11.81        10.00
                                                         --------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                       (0.02)       (0.01)
   Net realized and unrealized gains                          2.59         1.82
                                                         --------------------------------------------------------
   Total income from investment operations                    2.57         1.81
Less distributions:
   Distributions from net realized gains                     (0.22)          --
                                                         --------------------------------------------------------
Net asset value at end of period                             14.16        11.81
                                                         --------------------------------------------------------
Total return (%)                                             22.00        18.10 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                     1.12         1.12 3
   Gross operating expenses                                   1.46         1.58 3
   Net investment loss                                       (0.16)       (0.36) 3
Portfolio turnover rate                                        118           39 2
Net assets, end of period ($ x 1,000,000)                       18           14

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 45

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 96.9%  COMMON STOCK                                        46,768        53,406
  2.7%  SHORT-TERM
        INVESTMENTS                                          1,505         1,505
  0.2%  U.S. TREASURY
        OBLIGATION                                              90            90
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                   48,363        55,001
  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                     118
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  55,119

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 96.9% of net assets

      AEROSPACE / DEFENSE 2.9%
      --------------------------------------------------------------------------
=o(1) ESCO Technologies, Inc. 22,700                                       1,584

      AIR TRANSPORTATION 1.9%
      --------------------------------------------------------------------------
    o Alaska Air Group, Inc. 28,600                                          754
    o EGL, Inc. 6,200                                                        198
    o ExpressJet Holdings, Inc. 6,400                                         71
                                                                     -----------
                                                                           1,023
      ALCOHOLIC BEVERAGES 1.3%
      --------------------------------------------------------------------------
    o Boston Beer Co., Inc., Class A 27,500                                  695

      APPAREL 1.8%
      --------------------------------------------------------------------------
      Cutter & Buck, Inc. 23,800                                             289
    o Guess?, Inc. 8,100                                                     135
    o Hartmarx Corp. 22,000                                                  184
    o Wilsons The Leather Expert 70,700                                      410
                                                                     -----------
                                                                           1,018
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 3.1%
      --------------------------------------------------------------------------
      Monaco Coach Corp. 10,300                                              183
  (5) Polaris Industries, Inc. 17,300                                      1,027
      Titan International, Inc. 10,000                                        99
    o United Defense Industries, Inc. 6,900                                  277
      Winnebago Industries, Inc. 4,000                                       126
                                                                     -----------
                                                                           1,712
      BANKS 4.6%
      --------------------------------------------------------------------------
      BancFirst Corp. 6,800                                                  442
    o Central Coast Bancorp 5,700                                            127
      Columbia Banking Systems, Inc. 8,400                                   206
      FFLC Bancorp, Inc. 1,900                                                57
      First Bancorp Puerto Rico 600                                           33
      First Charter Corp. 7,600                                              194
      First Merchants Corp. 14,500                                           361
      Great Southern Bancorp, Inc. 6,500                                     217
      Hancock Holding Co. 11,500                                             364
      Mid-State Bancshares 8,500                                             228
      WesBanco, Inc. 6,200                                                   188
      WSFS Financial Corp. 2,600                                             141
                                                                     -----------
                                                                           2,558
      BUSINESS MACHINES & SOFTWARE 0.8%
      --------------------------------------------------------------------------
    o Digi International, Inc. 18,200                                        249
      Landamerica Financial Group, Inc. 3,000                                147
    o PTEK Holdings, Inc. 4,600                                               46
                                                                     -----------
                                                                             442


46 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BUSINESS SERVICES 10.1%
      --------------------------------------------------------------------------
    o Administaff, Inc. 14,500                                               166
    o Ansoft Corp. 4,500                                                      72
    o Ansys, Inc. 14,400                                                     398
    o Earthlink, Inc. 22,500                                                 232
    o FileNet Corp. 17,100                                                   476
      G&K Services, Inc., Class A 5,000                                      197
    o Heidrick & Struggles International,
      Inc. 7,600                                                             218
    o Hewitt Associates, Inc., Class A 4,000                                 112
    o Hyperion Solutions Corp. 6,000                                         241
    o Identix, Inc. 16,500                                                   120
    = John H. Harland Co. 12,800                                             413
    o Korn/Ferry International 13,500                                        235
    o Kronos, Inc. 3,900                                                     191
    o Michael Baker Corp. 6,700                                              115
    o NCO Group, Inc. 20,800                                                 556
    o Parametric Technology Corp. 43,900                                     228
    o PDI, Inc. 7,700                                                        220
    o Phoenix Technologies Ltd. 11,300                                        69
    o Progress Software Corp. 27,700                                         550
      SS&C Technologies, Inc. 6,500                                          154
   =o Transaction Systems Architects, Inc.,
      Class A 19,100                                                         313
    o United Online, Inc. 31,000                                             291
    o Universal Electronics, Inc. 800                                         14
                                                                     -----------
                                                                           5,581
      CHEMICALS 1.8%
      --------------------------------------------------------------------------
      Georgia Gulf Corp. 10,500                                              476
   =o NewMarket Corp 24,200                                                  542
                                                                     -----------
                                                                           1,018
      CONSTRUCTION 1.1%
      --------------------------------------------------------------------------
    o Cavco Industries, Inc. 5,100                                           203
    o NVR, Inc. 400                                                          251
    o WESCO International, Inc. 7,000                                        175
                                                                     -----------
                                                                             629
      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Kimball International, Inc., Class B 7,100                              96

      CONTAINERS 0.5%
      --------------------------------------------------------------------------
    o Crown Holdings, Inc. 25,000                                            284

      ELECTRONICS 12.7%
      --------------------------------------------------------------------------
      Acxiom Corp. 16,700                                                    417
    o Agere Systems, Inc., Class B 254,400                                   293
      Agilysys, Inc. 38,200                                                  653
    o American Physicians Capital, Inc. 25,600                               816
   =o Aspect Communications Corp. 33,900                                     322
   =o Avid Technology, Inc. 11,600                                           615
    o Coherent, Inc. 6,000                                                   145
=(10) Harman International Industries,
      Inc. 7,200                                                             865
    o Hollywood Entertainment Corp. 85,400                                   830
    o LeCroy Corp. 15,200                                                    256
    o Neoware Systems, Inc. 32,500                                           261
    o Siliconix, Inc. 11,900                                                 493
    o Supertex, Inc. 11,700                                                  251
    o Technitrol, Inc. 11,400                                                186
    o Thomas & Betts Corp. 9,100                                             258
    o Western Wireless Corp., Class A 11,000                                 320
                                                                     -----------
                                                                           6,981
      ENERGY: RAW MATERIALS 1.4%
      --------------------------------------------------------------------------
   =o Hydril Co. 18,000                                                      792

      FOOD & AGRICULTURE 2.2%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc. 20,300                                                  428
      Coca-Cola Bottling Co. Consolidated 1,300                               69
      Corn Products International, Inc. 7,000                                344
    o Darling International, Inc. 74,100                                     290
    o Lesco, Inc. 8,000                                                      101
                                                                     -----------
                                                                           1,232
      HEALTHCARE / DRUGS & MEDICINE 9.1%
      --------------------------------------------------------------------------
    o Amedisys, Inc. 8,300                                                   251
    o America Service Group, Inc. 9,300                                      333
 o(4) AMERIGROUP Corp. 18,400                                              1,104
   =o Haemonetics Corp. 25,900                                               851
    o Kensey Nash Corp. 3,700                                                106
  (3) Medicis Pharmaceutical Corp.,
      Class A 30,200                                                       1,228
    o Res-Care, Inc. 21,500                                                  261
    o Sierra Health Services, Inc. 12,200                                    582


                                                         See financial notes. 47

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Techne Corp. 6,200                                                     223
    o Visx, Inc. 5,200                                                        87
                                                                     -----------
                                                                           5,026
      HOUSEHOLD PRODUCTS 0.7%
      --------------------------------------------------------------------------
      Balchem Corp. 6,900                                                    216
    = Church & Dwight Co., Inc. 5,550                                        151
                                                                     -----------
                                                                             367
      INSURANCE 6.2%
      --------------------------------------------------------------------------
      21st Century Insurance Group 7,700                                     102
    = Delphi Financial Group, Inc.,
      Class A 9,150                                                          374
      FBL Financial Group, Inc.,
      Class A 3,000                                                           78
      Horace Mann Educators Corp. 24,000                                     408
  (8) Odyssey Re Holdings Corp. 40,700                                       890
    o Ohio Casualty Corp. 38,600                                             806
    o Philadelphia Consolidated Holding
      Co. 5,300                                                              307
      Safety Insurance Group, Inc. 3,000                                      67
    o WellChoice, Inc. 2,800                                                 117
      Zenith National Insurance Corp. 6,700                                  275
                                                                     -----------
                                                                           3,424
      MEDIA 0.4%
      --------------------------------------------------------------------------
    o Consolidated Graphics, Inc. 5,300                                      226

      MISCELLANEOUS FINANCE 3.7%
      --------------------------------------------------------------------------
      Advanta Corp., Class B 8,500                                           207
      C&F Financial Corp. 600                                                 23
    o CompuCredit Corp. 20,000                                               381
      Fidelity Bankshares, Inc. 4,000                                        156
      First Financial Holdings, Inc. 9,300                                   283
    o Instinet Group, Inc. 80,000                                            384
      Northrim BanCorp, Inc. 4,000                                            91
    o Portfolio Recovery Associates, Inc. 7,600                              256
      Santander BanCorp 8,500                                                237
                                                                     -----------
                                                                           2,018
      NON-DURABLES & ENTERTAINMENT 1.7%
      --------------------------------------------------------------------------
    o American Greetings Corp.,
      Class A 11,000                                                         291
      Dover Motorsports, Inc. 3,500                                           17
    o Luby's, Inc. 13,000                                                     85
    o Stewart Enterprises, Inc.,
      Class A 33,500                                                         239
    o Trans World Entertainment
      Corp. 27,000                                                           280
                                                                     -----------
                                                                             912
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
    o RTI International Metals, Inc. 12,000                                  240

      OIL: DOMESTIC 2.5%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc. 5,800                                     205
    o Meridian Resource Corp. 41,000                                         330
   =o Tesoro Petroleum Corp. 28,500                                          863
                                                                     -----------
                                                                           1,398
      OPTICAL & PHOTO 0.7%
      --------------------------------------------------------------------------
    o Photronics, Inc. 21,000                                                369

      PAPER & FOREST PRODUCTS 2.5%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc. 8,300                                        88
  (2) Potlatch Corp. 27,000                                                1,271
                                                                     -----------
                                                                           1,359
      PRODUCER GOODS & MANUFACTURING 7.6%
      --------------------------------------------------------------------------
      Fedders Corp. 34,300                                                   123
    = Graco, Inc. 23,400                                                     805
    o Hexcel Corp. 19,900                                                    308
 =(6) Matthews International Corp.,
      Class A 28,700                                                         962
      Middleby Corp. 4,500                                                   221
      Sauer-Danfoss, Inc. 8,000                                              145
      Steelcase, Inc., Class A 9,400                                         123
    o Strattec Security Corp. 3,400                                          214
      Tennant Co. 8,600                                                      351
    o Tenneco Automotive, Inc. 29,200                                        372
    = The Timken Co. 24,000                                                  576
                                                                     -----------
                                                                           4,200
      RAILROAD & SHIPPING 0.8%
      --------------------------------------------------------------------------
      Overseas Shipholding Group 7,500                                       427

      REAL PROPERTY 0.8%
      --------------------------------------------------------------------------
    o American Retirement Corp. 40,000                                       324
    o Jones Lang LaSalle, Inc. 3,900                                         125
                                                                     -----------
                                                                             449


48 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RETAIL 2.8%
      --------------------------------------------------------------------------
      Aaron Rents, Inc. 6,300                                                137
    o Books-A-Million, Inc. 33,500                                           275
      The Cato Corp., Class A 15,200                                         349
    o Charming Shoppes, Inc. 22,500                                          172
      DEB Shops, Inc. 1,400                                                   34
   =o The Men's Wearhouse, Inc. 7,200                                        224
      Ruddick Corp. 18,200                                                   366
                                                                     -----------
                                                                           1,557
      STEEL 0.6%
      --------------------------------------------------------------------------
      Carpenter Technology Corp. 6,500                                       308

      TELEPHONE 2.8%
      --------------------------------------------------------------------------
    o Alaska Communications Systems Group, Inc. 34,500                       243
 o(7) Commonwealth Telephone Enterprises,
      Inc. 20,900                                                            954
      CT Communications, Inc. 2,300                                           29
      North Pittsburgh Systems, Inc. 9,700                                   200
    o Ulticom, Inc. 5,900                                                    101
                                                                     -----------
                                                                           1,527
      TOBACCO 0.4%
      --------------------------------------------------------------------------
    o M&F Worldwide Corp. 9,700                                              130
      Vector Group Ltd. 4,200                                                 65
                                                                     -----------
                                                                             195
      TRAVEL & RECREATION 1.9%
      --------------------------------------------------------------------------
      Ameristar Casinos, Inc. 15,000                                         521
    o Argosy Gaming Co. 8,800                                                348
    o Shuffle Master, Inc. 4,500                                             190
                                                                     -----------
                                                                           1,059
      TRUCKING & FREIGHT 2.3%
      --------------------------------------------------------------------------
    o Forward Air Corp. 9,900                                                407
    = Heartland Express, Inc. 39,250                                         803
      USF Corp. 1,500                                                         54
                                                                     -----------
                                                                           1,264
      UTILITIES: ELECTRIC & GAS 2.6%
      --------------------------------------------------------------------------
  (9) Cleco Corp. 48,500                                                     883
      UIL Holdings Corp. 5,700                                               289
    o Veritas DGC, Inc. 12,500                                               264
                                                                     -----------
                                                                           1,436

SECURITY                                         FACE AMOUNT
   RATE, MATURITY DATE                           ($ x 1,000)

      SHORT-TERM INVESTMENTS
      2.7% of net assets

      Brown Brothers Harriman,
      Grand Cayman Time Deposit
         1.29%, 11/01/04                                   5                   5
      HSBC Bank, USA Grand
      Cayman Time Deposit
         1.29%, 11/01/04                               1,500               1,500
                                                                     -----------
                                                                           1,505

      U.S. TREASURY OBLIGATION
      0.2% of net assets

    = U.S. Treasury Bill
         1.63%, 12/16/04                                  90                  90

END OF INVESTMENTS.

In addition to the above, the fund held the following at 10/31/04. All numbers x 1,000 except number of contracts.

FUTURES CONTRACTS

                                 NUMBER OF          CONTRACT          UNREALIZED
                                 CONTRACTS            VALUE              GAINS
Russell 2000 Index,
Long expires 12/17/04                6                1,754               44


                                                         See financial notes. 49

SCHWAB SMALL-CAP EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                    $55,001 a
Receivables:
  Fund shares sold                                                           113
  Dividends                                                                   22
  Investments sold                                                           156
Prepaid expenses                                                      +       11
                                                                     -----------
TOTAL ASSETS                                                              55,303

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                        39
  Investments bought                                                          88
  Due to brokers for futures                                                   2
  Investment adviser and administrator fees                                    4
  Transfer agent and shareholder service fees                                  1
Accrued expenses                                                      +       50
                                                                      ----------
TOTAL LIABILITIES                                                            184

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              55,303
TOTAL LIABILITIES                                                     -      184
                                                                      ----------
NET ASSETS                                                               $55,119
NET ASSETS BY SOURCE
Capital received from investors                                           41,426
Net realized capital gains                                                 7,011 b
Net unrealized capital gains                                               6,682 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                        SHARES
SHARE CLASS               NET ASSETS       /       OUTSTANDING      =        NAV
Investor Shares              $36,653                     2,594            $14.13
Select Shares                $18,466                     1,304            $14.16

  Unless stated, all numbers x 1,000.

a The fund paid $48,363 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                $62,623
  Sales/maturities         $57,389

  The fund's total security transactions with other SchwabFunds(R) during the period were $221.

b These derive from investments and futures.

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                 $48,363

NET UNREALIZED GAINS AND LOSSES:
Gains                                           $7,615
Losses                                      +     (977)
                                            -----------
                                                $6,638

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                 $4,863
Long-term capital gains                         $2,192

RECLASSIFICATIONS:
Net investment income not
  yet distributed                                 $143
Reclassified as:
Net realized capital gains                      ($143)


50 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $467
Interest                                                             +        9
                                                                     -----------
TOTAL INVESTMENT INCOME                                                     476

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         7,051
Net realized gains on futures contracts                              +      132
                                                                     -----------
NET REALIZED GAINS                                                        7,183

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       2,239
Net unrealized gains on futures contracts                            +       14
                                                                     -----------
NET UNREALIZED GAINS                                                      2,253

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   524 a
Transfer agent and shareholder service fees:
  Investor Shares                                                            83 b
  Select Shares                                                              17 b
Trustees' fees                                                                5 c
Custodian fees                                                               35
Portfolio accounting fees                                                    22
Professional fees                                                            33
Registration fees                                                            25
Shareholder reports                                                          29
Other expenses                                                       +        4
                                                                     -----------
Total expenses                                                              777
Expense reduction                                                    -      158 d
                                                                     -----------
NET EXPENSES                                                                619

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     476
NET EXPENSES                                                         -      619
                                                                     -----------
NET INVESTMENT LOSS                                                        (143)
NET REALIZED GAINS                                                        7,183 e
NET UNREALIZED GAINS                                                 +    2,253 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $9,293

  Unless stated, all numbers x 1,000.

a Calculated as 1.05% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $153 from the investment adviser (CSIM) and $5 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                                             % OF AVERAGE
  SHARE CLASS                            DAILY NET ASSETS
  -------------------------------------------------------
  Investor Shares                                   1.30
  Select Shares                                     1.12

  This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $9,436.


                                                         See financial notes. 51

SCHWAB SMALL-CAP EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/03-10/31/04    7/1/03*-10/31/03
Net investment loss                                   ($143)               ($50)
Net realized gains                                    7,183                 786
Net unrealized gains                       +          2,253               4,429
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       9,293               5,165

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                         499                  --
Select Shares                              +            266                  --
                                           -------------------------------------
TOTAL DISTRIBUTIONS FROM NET
REALIZED GAINS                                         $765                 $-- a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04            7/1/03-10/31/03
                                SHARES         VALUE        SHARES        VALUE
SHARES SOLD

Investor Shares                  1,153       $15,053         2,272      $23,526
Select Shares                 +    301         3,944         1,245       12,704
                              --------------------------------------------------
TOTAL SHARES SOLD                1,454       $18,997         3,517      $36,230

SHARES REINVESTED
Investor Shares                     37          $453            --          $--
Select Shares                 +     17           204            --           --
                              --------------------------------------------------
TOTAL SHARES REINVESTED             54          $657            --          $--

SHARES REDEEMED
Investor Shares                   (763)     ($10,029)         (105)     ($1,137)
Select Shares                 +   (221)       (2,885)          (38)        (407)
                              --------------------------------------------------
TOTAL SHARES REDEEMED             (984)     ($12,914)         (143)     ($1,544)

NET TRANSACTIONS IN FUND
SHARES                             524        $6,740         3,374      $34,686

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/03-10/31/04            7/1/03-10/31/03
                                SHARES    NET ASSETS        SHARES   NET ASSETS
Beginning of period              3,374       $39,851            --          $--
Total increase                +    524        15,268         3,374       39,851 c
                              --------------------------------------------------
END OF PERIOD                    3,898       $55,119         3,374      $39,851 d

* Commencement of operations.

  Unless stated, all numbers x 1,000.

a UNAUDITED

  The fund designates $73 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for the use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD

  Ordinary income                 $642
  Long-term capital gains         $123

  PRIOR PERIOD
  Ordinary income                  $--
  Long-term capital gains          $--

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d There was no distributable net investment income at the end of the current and prior period.


52 See financial notes.

SCHWAB HEDGED EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/03-    11/1/02-    9/3/02 1-
                                                        10/31/04    10/31/03    10/31/02
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.53        9.84      10.00
                                                        ---------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                     (0.09)      (0.09)     (0.01)
   Net realized and unrealized gains or losses              1.57        1.78      (0.15)
                                                        ---------------------------------------------------------
   Total income or losses from investment operations        1.48        1.69      (0.16)
                                                        ---------------------------------------------------------
Net asset value at end of period                           13.01       11.53       9.84
                                                        ---------------------------------------------------------
Total return (%)                                           12.84       17.17      (1.60) 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses (including dividend
    expense on short sales)                                 2.43        2.37       2.39 3
  Net operating expenses (excluding dividend
    expense on short sales)                                 2.10 4      2.00       2.00 3
  Gross operating expenses                                  2.71        2.77       3.33 3
  Net investment loss                                      (0.86)      (0.90)     (0.79) 3
Portfolio turnover rate                                       99         114         68 2
Net assets, end of period ($ x 1,000,000)                     68          44         32

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 2.00% if interest expense had not been included.


                                                         See financial notes. 53

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the security. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top five long holdings/top five short positions

 o  Non-income producing security

 @  All or a portion of this security is held as collateral for short sales

                                               COST/PROCEEDS              VALUE
HOLDINGS BY CATEGORY                             ($x1,000)              ($x1,000)
---------------------------------------------------------------------------------
  98.1%  COMMON STOCK                                57,745               66,965

   7.7%  SHORT-TERM
         INVESTMENTS                                  5,247                5,247
---------------------------------------------------------------------------------
 105.8%  TOTAL INVESTMENTS                           62,992               72,212

(27.8)%  SHORT SALES                                (18,860)             (18,951)

  22.0%  OTHER ASSETS AND
         LIABILITIES, NET                                                 15,030
---------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                 68,291

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 98.1% of net assets

      AEROSPACE / DEFENSE 4.2%
      --------------------------------------------------------------------------
      General Dynamics Corp.    2,900                                        296
      Goodrich Corp.    12,800                                               395
    @ Lockheed Martin Corp.    7,800                                         430
      Raytheon Co.    5,200                                                  190
    @ Rockwell Collins, Inc.    9,500                                        337
    @ Rockwell International Corp.    9,600                                  400
      Textron, Inc.    900                                                    61
    @ The Boeing Co.    8,000                                                399
    @ United Technologies Corp.    3,500                                     325
                                                                     -----------
                                                                           2,833
      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
    o AMR Corp.    22,000                                                    170
    @ Fedex Corp.    1,900                                                   173
      Sabre Group Holdings, Inc.    16,000                                   344
                                                                     -----------
                                                                             687
      APPAREL 0.8%
      --------------------------------------------------------------------------
      Nike, Inc., Class B    2,500                                           203
    @ VF Corp.    6,900                                                      372
                                                                     -----------
                                                                             575
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES 3.0%
      --------------------------------------------------------------------------
    o Advance Auto Parts, Inc.    7,100                                      278
      Cummins Engine, Inc.    5,400                                          378
    @ Eaton Corp.    5,600                                                   358
      Ford Motor Co.    22,000                                               287
    o Goodyear Tire & Rubber Co.    22,000                                   222
    @ Polars Industries Partners LP    7,200                                 427
      Winnebago Industries, Inc.    3,300                                    104
                                                                     -----------
                                                                           2,054
      BANKS 4.4%
      --------------------------------------------------------------------------
      Associated Bancorp.    10,300                                          357
      Bank of Hawaii Corp.    4,800                                          229
      Colonial Bancgroup, Inc.    200                                          4
      Comerica, Inc.    6,600                                                406
    @ Doral Financial Corp.    9,750                                         409
      Huntington Bancshares, Inc.    100                                       2
      Marshall & Ilsley Corp.    8,100                                       340
      National City Corp.    8,300                                           324
      PNC Financial Services Group    4,700                                  246
    @ UnionBanCal Corp.    6,600                                             401
      Zions Bancorp.    4,649                                                308
                                                                     -----------
                                                                           3,026
      BUSINESS MACHINES & SOFTWARE 6.2%
      --------------------------------------------------------------------------
    @ 3M Co.    3,500                                                        272
    @ Adobe Systems, Inc.    2,200                                           123


54 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
o@(1) Apple Computer, Inc.    9,600                                          504
 @(1) Autodesk, Inc.    8,789                                                464
   o@ BMC Software, Inc.    22,000                                           416
   o@ Cisco Systems, Inc.    11,300                                          217
    o Comverse Technology, Inc.    14,300                                    295
      Icon Office Solutions, Inc.    2,800                                    29
    o Juniper Networks, Inc.    4,100                                        109
    o Lexmark International, Inc., Class A    3,700                          308
   o@ NCR Corp.    7,900                                                     445
    o PalmOne, Inc.    5,200                                                 151
   o@ Storage Technology Corp.    14,500                                     392
    o Sybase, Inc.    12,600                                                 199
    o Xerox Corp.    22,000                                                  325
                                                                     -----------
                                                                           4,249
      BUSINESS SERVICES 11.6%
      --------------------------------------------------------------------------
   o@ Apollo Group Inc., Class A    5,465                                    361
      Automatic Data Processing, Inc.    4,600                               199
      Catalina Marketing Corp.    4,000                                      102
    @ Cendant Corp.    16,400                                                338
      Certegy, Inc.    6,900                                                 244
   o@ CheckFree Corp.    13,800                                              428
   o@ Citrix Systems, Inc.    14,816                                         357
    o CSG Systems International, Inc.    17,100                              287
    o Digital River, Inc.    12,000                                          400
    o Earthlink, Inc.    22,000                                              227
    o Education Management Corp.    6,660                                    179
    o Filenet Corp.    7,787                                                 217
   o@ Hyperion Solutions Corp.    10,217                                     410
    @ IMS Health, Inc.    15,900                                             337
   o@ InFoSpace, Inc.    8,755                                               460
    o Intuit, Inc.    2,200                                                  100
    o Kronos, Inc.    6,499                                                  319
o@(3) Macrovision Corp.    17,410                                            471
    o McAfee, Inc.    15,100                                                 365
    o Pixar    300                                                            24
   o@ Polycom, Inc.    20,957                                                433
      Reynolds & Reynolds Co., Class A    500                                 12
      Robert Half International, Inc.    11,400                              302
    o RSA Security, Inc.    900                                               18
    o Sapient Corp.    1,600                                                  13
      The Brink's Co.    9,700                                               311
    o Tibco Software, Inc.    4,500                                           44
    o United Defense Industries, Inc.    7,900                               317
   o@ United Online, Inc.    21,944                                          206
    o VeriSign, Inc.    17,093                                               459
                                                                     -----------
                                                                           7,940
      CHEMICAL 2.2%
      --------------------------------------------------------------------------
      Cabot Corp.    9,900                                                   337
      Georgia Gulf Corp.    3,500                                            159
      MacDermid, Inc.    3,300                                               104
    @ Monsanto Co.    700                                                     30
    @ PPG Industries, Inc.   5,100                                           325
    @ Rohm & Haas Co.    4,700                                               199
    @ Sigma Aldrich Corp.    6,516                                           363
                                                                     -----------
                                                                           1,517
      CONSTRUCTION 1.7%
      --------------------------------------------------------------------------
    @ KB Home    2,200                                                       181
    @ Masco Corp.    11,300                                                  387
      The Stanley Works    400                                                18
      Vulcan Materials Co.    7,000                                          348
    o Wesco International, Inc.    8,100                                     203
                                                                     -----------
                                                                           1,137
      CONSUMER DURABLES 1.3%
      --------------------------------------------------------------------------
    @ Black & Decker Corp.    5,300                                          426
   o@ Penn National Gaming, Inc.    9,364                                    389
      Toro Co.    1,500                                                      102
                                                                     -----------
                                                                             917
      CONTAINERS 0.4%
      --------------------------------------------------------------------------
    o Crown Cork & Seal Co., Inc.    22,000                                  250

      ELECTRONICS 7.2%
      --------------------------------------------------------------------------
    o Aspect Telecomunications Corp.    1,200                                 11
    o Avid Technology, Inc.    8,023                                         425
      AVX Corp.    6,000                                                      72
    o Cree Resh, Inc.    300                                                  10
    o Dionex Corp.    3,691                                                  207
    o Getty Images, Inc.    4,800                                            284
 @(4) Harman International Industries,
      Inc.    3,900                                                          469
      ITT Industries, Inc.    300                                             24


                                                         See financial notes. 55

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   o@ LAM Research Corp.    2,910                                             76
      Linear Technology Corp.    10,900                                      413
    o LSI Logic Corp.    15,500                                               71
    @ Motorola, Inc.    22,000                                               380
      PerkinElmer, Inc.    22,000                                            452
    @ Qualcomm, Inc.    10,200                                               427
    @ Scientific Atlanta, Inc.    14,200                                     389
    o Siliconix, Inc.    993                                                  41
    o Synopsys, Inc.    22,000                                               357
    o Tellabs, Inc.    3,300                                                  26
    o Thermo Electron Corp.    100                                             3
      Thomas & Betts Corp.    8,800                                          249
    o Western Wireless Corp. Class A    12,670                               369
    o Zebra Technology Corp., Class A    3,000                               159
                                                                     -----------
                                                                           4,914
      ENERGY: RAW MATERIALS 2.3%
      --------------------------------------------------------------------------
      Burlington Resources, Inc.    9,200                                    382
      Devon Energy Corp.    1,300                                             96
    o FMC Technologies, Inc.    12,700                                       384
    @ Occidental Petroleum Corp.    4,600                                    257
    @ Peabody Energy Corp.    6,900                                          440
                                                                     -----------
                                                                           1,559
      FOOD & AGRICULTURE 1.5%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    7,400                                                156
      Corn Products International, Inc.    8,800                             433
      H.J. Heinz Co.    2,800                                                102
    @ Kellogg Co.    8,000                                                   344
                                                                     -----------
                                                                           1,035
      HEALTHCARE / DRUGS & MEDICINE 7.1%
      --------------------------------------------------------------------------
    o Amerigroup Corp.    1,000                                               60
      Applied Biosystems Group    20,900                                     399
    @ Bausch & Lomb, Inc.    6,200                                           378
    @ Becton Dickinson & Co.    8,400                                        441
    o Cephalon, Inc.    8,406                                                401
   o@ Conventry Healthcare, Inc.    8,750                                    358
   o@ DaVita, Inc.    10,350                                                 307
      Gendex Corp.    155                                                      8
    o Humana, Inc.    2,200                                                   42
      Johnson & Johnson, Inc.    7,300                                       426
      Medicis Pharmaceutical Corp., Class A
      10,300                                                                 419
      Merck & Co., Inc.    1,000                                              31
   o@ Pacificare Health Systems, Inc.    1,900                                68
      Select Medical Corp.    3,500                                           60
    o Sierra Health Services, Inc.    8,900                                  425
    @ United Healthcare Corp.    4,800                                       347
    @ Valeant Pharmaceuticals International
      18,300                                                                 439
   o@ VISX, Inc.    16,300                                                   272
                                                                     -----------
                                                                           4,881
      HOUSEHOLD PRODUCTS 0.4%
      --------------------------------------------------------------------------
      Estee Lauder Cos., Inc., Class A    5,800                              249
      Gillette Co.    1,500                                                   62
                                                                     -----------
                                                                             311
      INSURANCE 8.0%
      --------------------------------------------------------------------------
      Aetna, Inc.    300                                                      28
    @ AFLAC, Inc.    7,300                                                   262
      Alfa Corp.    1,700                                                     24
    @ Allstate Corp.    5,700                                                274
      AMBAC, Inc.    4,200                                                   328
      Arthur J. Gallagher & Co.   14,200                                     399
      Cigna Corp.    600                                                      38
    o CNA Financial Corp.    8,500                                           203
      Delphi Financial Group Inc., Class A
      4,150                                                                  170
    @ Fidelity National Financial, Inc.    8,705                             328
      First American Financial Corp.    12,500                               390
      Lincoln National Corp.    6,400                                        280
      Metlife, Inc.    8,400                                                 322
      Nationwide Financial Services, Inc.    6,300                           218
      Odyssey Re Holdings Corp.    4,000                                      87
    o Ohio Casualty Corp.    3,501                                            73
      Prudential Financial, Inc.    8,500                                    395
      Reinsurance Group of America, Inc.
      3,500                                                                  151
      Safeco Corp.    6,891                                                  319
      StanCorp. Financial Group, Inc.    3,300                               249
    @ The Progressive Corp.    3,600                                         337
      Transatlantic Holdings, Inc.    925                                     54
    o UICI    200                                                              6
      Unitrin, Inc.    2,300                                                  99


56 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    @ W.R. Berkley Corp.    8,250                                            353
    o Wellchoice, Inc.    2,100                                               88
                                                                     -----------
                                                                           5,475
      MEDIA 1.7%
      --------------------------------------------------------------------------
      John Wiley & Sons, Inc.    1,600                                        52
      McClatchy Co., Class A    1,000                                         70
    @ McGraw Hill Cos., Inc.    5,100                                        440
      Readers Digest Association, Inc.
      16,500                                                                 232
    o Time Warner, Inc.    22,000                                            366
                                                                     -----------
                                                                           1,160
      MISCELLANEOUS FINANCE 2.7%
      --------------------------------------------------------------------------
   o@ Americredit Co.    19,700                                              382
    o Bok Financial Corp.    800                                              36
    @ Capital One Financial Corp.    5,500                                   406
    o Compucredit Corp.    3,212                                              61
    @ Countrywide Credit Industries, Inc.
      12,500                                                                 399
    @ Franklin Resources, Inc.    5,300                                      321
      MBNA Corp.    3,500                                                     90
      R & G Financial Corp., Class B    3,000                                113
      Santander Bancorp    330                                                 9
      The Goldman Sachs Group, Inc.    100                                    10
                                                                     -----------
                                                                           1,827
      NON-DURABLES & ENTERTAINMENT 2.7%
      --------------------------------------------------------------------------
   o@ American Greetings Corp., Class A
      16,200                                                                 429
      Hasbro, Inc.    17,300                                                 306
    o Jack In The Box, Inc.    8,400                                         280
      McDonalds Corp.    14,000                                              408
    o Starbucks Corp.    100                                                   5
    @ Yum! Brands, Inc.    9,800                                             426
                                                                     -----------
                                                                           1,854
      NON-FERROUS METALS 0.5%
      --------------------------------------------------------------------------
   o@ Phelps Dodge Corp.    3,800                                            333

      OIL: DOMESTIC 1.7%
      --------------------------------------------------------------------------
   o@ Cal Dive International, Inc.    12,241                                 433
      ChevronTexaco Corp.    200                                              11
      Sunoco, Inc.    3,000                                                  223
   o@ Tesoro Petroleum Corp.    13,900                                       421
    o Todco, Class A    2,200                                                 37
    o Universal Compression Holdings, Inc.
      200                                                                      7
                                                                     -----------
                                                                           1,132
      OIL: INTERNATIONAL 0.6%
      --------------------------------------------------------------------------
   o@ Exxon Mobil Corp.    8,600                                             423

      OPTICAL & PHOTO 0.9%
      --------------------------------------------------------------------------
    o Corning, Inc.    22,000                                                252
    o Ingram Micro, Inc., Class A    22,000                                  379
                                                                     -----------
                                                                             631
      PAPER & FOREST PRODUCTS 2.0%
      --------------------------------------------------------------------------
      Louisiana-Pacific Corp.    7,900                                       194
      Meadwestavco Corp.    12,500                                           394
      Potlatch Corp.    4,000                                                188
      Temple-Inland, Inc.    5,900                                           349
      Weyerhaeuser Co.    3,700                                              232
                                                                     -----------
                                                                           1,357
      PRODUCER GOODS & MANUFACTURING 2.7%
      --------------------------------------------------------------------------
      Emerson Electric Co.    2,100                                          135
   o@ FMC Corp.    8,100                                                     355
    @ Graco, Inc.    7,950                                                   273
      Grainger, Inc.    200                                                   12
      HNI Corp.    1,300                                                      53
      Hubbell, Inc.    4,200                                                 192
    o KOS Pharmaceuticals, Inc.    200                                         7
      Mathews International Corp., Class A
      3,159                                                                  106
      Parker Hannifin Corp.    200                                            14
      Steelcase, Inc., Class A    8,100                                      106
   o@ Terex Corp.    10,300                                                  391
      Timken Co.    7,200                                                    173
                                                                     -----------
                                                                           1,817
      RAILROAD & SHIPPING 0.7%
      --------------------------------------------------------------------------
    @ Overseas Shipholding Group, Inc.
      8,100                                                                  461


                                                         See financial notes. 57

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RETAIL 5.5%
      --------------------------------------------------------------------------
      Aaron Rents, Inc.    8,750                                             190
      Abercrombie & Fitch Co., Class A
      11,400                                                                 447
   o@ Barnes & Noble, Inc.    8,700                                          289
      Circuit City Stores, Inc.    22,000                                    357
      Claire's Stores, Inc.    16,000                                        416
      Costco Cos., Inc.    6,400                                             307
      Michael's Stores, Inc.    2,400                                         70
    o Petco Animal Supplies, Inc.    10,526                                  377
    o Rite Aid Corp.    20,000                                                74
      Ruddick Corp.    5,000                                                 101
    o Staples, Inc.    12,957                                                385
      The Gap, Inc.    17,300                                                346
    o Toys `R' Us, Inc.    22,000                                            396
                                                                     -----------
                                                                           3,755
      STEEL 1.2%
      --------------------------------------------------------------------------
      Carpenter Technology Corp.    8,800                                    418
      United States Steel Corp.    10,900                                    400
                                                                     -----------
                                                                             818
      TELEPHONE 2.9%
      --------------------------------------------------------------------------
      Alltel Corp.    3,600                                                  198
    o American Tower Corp.    7,800                                          134
      AT&T Corp.    2,300                                                     39
    o Avaya, Inc.    22,000                                                  317
      BellSouth Corp.    9,400                                               250
    @ Century Telephone Enterprises, Inc.
      12,900                                                                 414
    o Citizens Communications Co.    22,000                                  295
      SBC Communications, Inc.    1,100                                       28
      Verizon Communications, Inc.    7,400                                  289
                                                                     -----------
                                                                           1,964
      TOBACCO 0.3%
      --------------------------------------------------------------------------
      UST, Inc.    4,900                                                     202

      TRAVEL & RECREATION 0.8%
      --------------------------------------------------------------------------
    o Argosy Gaming Co.    8,400                                             332
      Choice Hotels International, Inc.    3,800                             190
                                                                     -----------
                                                                             522
      TRUCKING & FREIGHT 2.9%
      --------------------------------------------------------------------------
      CNF, Inc.    9,500                                                     416
      Heartland Express, Inc.    10,645                                      218
      J.B. Hunt Transport Services, Inc.
      10,300                                                                 421
    o Landstar System, Inc.   6,738                                          458
      Paccar, Inc.    6,413                                                  444
                                                                     -----------
                                                                           1,957
      UTILITIES: ELECTRIC & GAS 5.0%
      --------------------------------------------------------------------------
    o AES Corp.    22,000                                                    240
      American Electric Power Co., Inc.    9,900                             326
      Constellation Energy Group, Inc.    8,700                              353
      Duke Energy Corp.    16,300                                            400
 @(2) Edison International    15,600                                         476
    @ Exelon Corp.    900                                                     36
      FirstEnergy Corp.    4,000                                             165
      Kinder Morgan, Inc.    1,400                                            90
      National Fuel Gas Co.    8,600                                         241
      Questar Corp.    5,300                                                 254
    @ TXU Corp.    7,100                                                     435
      Xcel Energy, Inc.    22,000                                            376
                                                                     -----------
                                                                           3,392
      SHORT-TERM INVESTMENTS 7.7% of net assets

      OTHER INVESTMENT COMPANIES 7.7%
      --------------------------------------------------------------------------
      Provident Institutional Funds--
      TempCash     935,792                                                   936
      Provident Institutional Funds--
      TempFund     4,310,801                                               4,311
                                                                     -----------
                                                                           5,247

END OF INVESTMENTS.

      SHORT SALES 27.8% of net assets

      AEROSPACE / DEFENSE 0.6%
      --------------------------------------------------------------------------
  (1) Engineered Support Systems, Inc.
      8,695                                                                  418


58 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      AIR TRANSPORTATION 0.3%
      --------------------------------------------------------------------------
      Jetblue Airways Corp.    7,788                                         172
      Southwest Airlines, Inc.    3,100                                       49
                                                                     -----------
                                                                             221
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES 0.6%
      --------------------------------------------------------------------------
      American Axle & Manufacturing Holdings,
      Inc.    800                                                             23
      General Motors Corp.    1,300                                           50
      O'Reilly Automotive, Inc.    3,662                                     158
      Sonic Automotive, Inc.    1,400                                         28
      Superior Industries International, Inc.
      4,600                                                                  126
                                                                     -----------
                                                                             385
      AUTOMOTIVE PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Arvin Meritor, Inc.    2,000                                            37

      BANKS 0.4%
      --------------------------------------------------------------------------
      Capitol Federal Financial    1,393                                      47
      Fifth Third Bancorp    3,700                                           182
      First Bancorp., Inc.    493                                             13
      FNB Corp.    2,500                                                      51
      Hudson United Bancorp.    300                                           12
                                                                     -----------
                                                                             305
      BUSINESS MACHINES & SOFTWARE 0.2%
      --------------------------------------------------------------------------
      Diebold, Inc.    1,800                                                  86
      Novell, Inc.    10,309                                                  75
      Sandisk Corp.    300                                                     6
                                                                     -----------
                                                                             167
      BUSINESS SERVICES 3.0%
      --------------------------------------------------------------------------
      Bearingpoint, Inc.    18,700                                           163
      Corinthian Colleges, Inc.    15,800                                    227
  (3) DST Systems, Inc.    8,500                                             381
      GTech Holdings Corp.    6,600                                          156
      Mercury Interactive Corp.    2,700                                     117
      National Instruments Corp.    6,967                                    192
      Omnicom Group, Inc.    1,800                                           142
      PeopleSoft, Inc.    1,100                                               23
      Red Hat, Inc.    10,200                                                131
      Take Two Interactive Software, Inc.
      2,700                                                                   89
      Weight Watchers International, Inc.
      7,000                                                                  251
      Wynn Resorts Ltd.    3,500                                             204
                                                                     -----------
                                                                           2,076
      CHEMICAL 0.0%
      --------------------------------------------------------------------------
      Crompton Corp.    1,100                                                 10

      CONSTRUCTION 0.6%
      --------------------------------------------------------------------------
      Fluor Corp.    3,800                                                   176
      Hovnanian Enterprises, Inc.    300                                      11
      Meritage Corp.    200                                                   18
      Pulte Corp.    3,700                                                   203
                                                                     -----------
                                                                             408
      CONSUMER DURABLES 0.1%
      --------------------------------------------------------------------------
      Mohawk Industries, Inc.    1,100                                        94

      ELECTRONICS 1.6%
      --------------------------------------------------------------------------
      American Power Conversion Corp.
      9,937                                                                  192
      Amis Holdings, Inc.    317                                               5
      Amkor Technology, Inc.    1,000                                          5
      Andrew Corp.    19,404                                                 271
      Arrow Electronics, Inc.    3,900                                        93
      Broadcom Corp., Class A    300                                           8
      Cox Radio, Inc.    1,000                                                16
      Intersil Holding Corp.    6,500                                        106
      Silicon Laboratories, Inc.    3,618                                    108
      Xilinx, Inc.    9,900                                                  304
                                                                     -----------
                                                                           1,108
      ENERGY: RAW MATERIALS 0.7%
      --------------------------------------------------------------------------
      Arch Coal, Inc.    6,200                                               202
      Tidewater, Inc.    8,900                                               275
                                                                     -----------
                                                                             477
      FOOD & AGRICULTURE 1.0%
      --------------------------------------------------------------------------
      Coca-Cola Enterprises, Inc.    8,900                                   186
      Dean Foods Co.    500                                                   15
      Ralcorp Holdings, Inc.    2,400                                         88
      Sensient Technologies Corp.    8,400                                   183


                                                         See financial notes. 59

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Smithfield Foods, Inc.    700                                           17
      Sysco Corp.    5,400                                                   174
                                                                     -----------
                                                                             663
      GOLD 0.3%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    3,600                                          171

      HEALTHCARE / DRUGS & MEDICINE 3.3%
      --------------------------------------------------------------------------
      Accredo Heath, Inc.    1,400                                            32
      Atherogenics, Inc.    4,000                                            120
      Beckman Coulter, Inc.    100                                             6
      Chiron Corp.    200                                                      7
      Cymer, Inc.    100                                                       3
      Eli Lilly & Co.    3,300                                               181
      Forest Laboratories, Inc.    1,300                                      58
      Genzyme Corp.    2,700                                                 142
      HCA, Inc.    2,000                                                      73
      Health Management Associates, Inc.
      4,900                                                                  101
      Healthcare Compare Corp.    2,465                                       39
      Henry Schein, Inc.    2,100                                            133
      Human Genome Sciences, Inc.    6,300                                    65
      Ivax Corp.    11,625                                                   210
      Martek Biosciences Corp.    3,384                                      159
      Medicines Company    1,300                                              35
      NBTY, Inc.    3,000                                                     83
      Neurocrine Biosciences, Inc.    3,913                                  182
  (5) Omnicare, Inc.    12,300                                               339
      Par Pharmaceutical Cos., Inc.    200                                     8
      Pediatrix Medical Group, Inc.    1,600                                  90
      Pharmaceutical Product Developement,
      Inc.    2,085                                                           88
      Quest Diagnostic, Inc.    900                                           79
      Tenet Healthcare Corp.    300                                            3
                                                                     -----------
                                                                           2,236
      INSURANCE 0.7%
      --------------------------------------------------------------------------
      Fremont General Corp.    9,200                                         198
      Jefferson-Pilot Corp.    1,500                                          72
      MBIA, Inc.    2,300                                                    133
      The Commerce Group, Inc.    400                                         20
      The Phoenix Cos., Inc.    1,700                                         18
      UnumProvident Corp.    2,200                                            30
                                                                     -----------
                                                                             471
      MEDIA 0.5%
      --------------------------------------------------------------------------
      Citadel Broadcasting Corp.    4,300                                     63
      Clear Channel Communications, Inc.
      500                                                                     17
      CNET Networks, Inc.    7,500                                            61
      Gaylord Entertainment Co., Class A
      100                                                                      3
      Knight-Ridder, Inc.    2,500                                           171
                                                                     -----------
                                                                             315
      MISCELLANEOUS FINANCE 1.9%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    100                                                4
      CapitalSource, Inc.    5,900                                           132
      Downey Financial Corp.    200                                           11
      Federated Investors, Inc.    10,500                                    304
      First Marblehead Corp. (The)    4,900                                  263
      Lehman Brothers Holdings, Inc.    900                                   74
      MAF Bancorp, Inc.    4,136                                             177
      Morgan Stanley    1,800                                                 92
      Queens County Bancorp, Inc.    11,000                                  202
      Waddell & Reed Financial, Inc.    100                                    2
      Webster Financial Corp.    400                                          19
                                                                     -----------
                                                                           1,280
      NON-DURABLES & ENTERTAINMENT 1.3%
      --------------------------------------------------------------------------
      Electronic Arts, Inc.    2,100                                          94
      Krispy Kreme Doughnuts, Inc.    3,500                                   37
      Leapfrog Enterprises, Inc.    2,100                                     26
      Mattel, Inc.    6,100                                                  107
      Outback Steakhouse, Inc.    3,000                                      119
      Panera Bread Co., Class A    600                                        21
      The Cheesecake Factory, Inc.    5,100                                  221
      Tupperware Corp.    9,300                                              155
      Wendy's International, Inc.    2,400                                    80
                                                                     -----------
                                                                             860
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    2,600                                                    85
      Freeport-McMoRan Copper & Gold, Inc.,
      Class B    4,500                                                       163
                                                                     -----------
                                                                             248
      OIL: DOMESTIC 1.1%
      --------------------------------------------------------------------------
      Chesapeake Energy Corp.    7,900                                       127
      Patina Oil & Gas Corp    3,400                                          97


60 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Patterson Energy, Inc.    1,100                                         21
      Quicksilver Resources, Inc.    100                                       3
      St. Mary Land & Exploration Co.    1,200                                47
      Stone Energy Corp.    4,000                                            165
      XTO Energy Inc.    9,000                                               300
                                                                     -----------
                                                                             760
      OIL: INTERNATIONAL 0.2%
      --------------------------------------------------------------------------
      Global SantaFe Corp.    4,900                                          145

      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------------------------
      Lexar Media, Inc.    12,500                                             85

      PRODUCER GOODS & MANUFACTURING 2.1%
      --------------------------------------------------------------------------
      Avery Dennison Corp.    2,500                                          152
      Caterpillar, Inc.    2,100                                             169
      Curtiss-Wright Corp.    1,400                                           78
      General Electric Co.    7,200                                          246
      GrafTech International Ltd.    18,000                                  167
      Herman Miller, Inc.    100                                               2
      Johnson Controls, Inc.    900                                           52
      Pall Corp.    6,500                                                    168
      Teleflex, Inc.    3,700                                                162
      Trinity Industries, Inc.    1,000                                       31
      York International Corp.    6,100                                      194
                                                                     -----------
                                                                           1,421
      RETAIL 3.1%
      --------------------------------------------------------------------------
      Autozone, Inc.    1,200                                                 98
      Carmax, Inc.    5,600                                                  148
      CVS Corp.    2,700                                                     117
      Dollar Tree Stores, Inc.    300                                          9
      Family Dollar Stores, Inc.    5,900                                    174
  (4) Foot Locker, Inc.    14,800                                            361
      Kroger Co.    100                                                        2
      May Department Stores Co.    6,700                                     175
      Petsmart, Inc.    7,505                                                240
      Pier 1 Imports, Inc.    100                                              2
      Ross Stores, Inc.    3,622                                              95
      Safeway, Inc.    12,600                                                230
      Target Corp.    1,100                                                   55
      The TJX Max Cos., Inc.    3,600                                         86
      Tiffany & Co.    5,700                                                 167
      Tractor Supply Co.    1,300                                             47
      Walgreen Co.    400                                                     14
      Whole Foods Market, Inc.    1,000                                       81
                                                                     -----------
                                                                           2,101
      STEEL 0.0%
      --------------------------------------------------------------------------
      Worthington Industries, Inc.    400                                      8

      TELEPHONE 0.5%
      --------------------------------------------------------------------------
      Sprint Corp.    400                                                      8
      UTStarcom, Inc.    18,250                                              313
                                                                     -----------
                                                                             321
      TOBACCO 0.3%
      --------------------------------------------------------------------------
      Universal Corp.    4,200                                               192

      TRAVEL & RECREATION 0.4%
      --------------------------------------------------------------------------
      Callaway Golf Co.    4,600                                              48
      Carnival Corp.    2,400                                                121
      Dick's Sporting Goods, Inc.    2,100                                    76
      Station Casinos, Inc.    500                                            25
                                                                     -----------
                                                                             270
      TRUCKING & FREIGHT 0.2%
      --------------------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.    3,052                                 165

      UTILITIES: ELECTRIC & GAS 2.2%
      --------------------------------------------------------------------------
      Aqua America, Inc.    4,900                                            107
      Consolidated Edison, Inc.    1,500                                      65
      Entergy Corp.    900                                                    59
      Equitable Resources, Inc.    6,000                                     332
      Indiana Energy, Inc.    4,100                                          106
      NiSource, Inc.    12,600                                               270
  (2) Pepco Holdings, Inc.    18,800                                         388
      Piedmont Natural Gas Co., Inc.    400                                   18
      Puget Energy, Inc.    6,000                                            140
      Southern Union Co.    2,200                                             48
                                                                     -----------
                                                                           1,533

END OF SHORT SALE POSITIONS.


                                                         See financial notes. 61

SCHWAB HEDGED EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                    $72,212 a
Deposits with broker for short sales                                      14,722
Receivables:
  Fund shares sold                                                           373
  Interest                                                                    17
  Dividends                                                                   36
Prepaid expenses                                                     +        12
                                                                     -----------
TOTAL ASSETS                                                              87,372

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value                                           18,951 b
Payables:
  Fund shares redeemed                                                        58
  Dividends on short sales                                                    13
  Investment adviser and administrator fees                                   15
  Transfer agent and shareholder service fees                                  2
Accrued expenses                                                     +        42
                                                                     -----------
TOTAL LIABILITIES                                                         19,081

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              87,372
TOTAL LIABILITIES                                                    -    19,081
                                                                     -----------
NET ASSETS                                                               $68,291

NET ASSETS BY SOURCE

Capital received from investors                                           55,599
Net realized capital gains                                                 3,563 c
Net unrealized capital gains                                               9,129 c

NET ASSET VALUE (NAV)

                  SHARES
NET ASSETS    /   OUTSTANDING   =   NAV
$68,291           5,251             $13.01

Unless stated, all numbers x 1,000.




a The fund paid $62,992 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                 $66,141
    Sales/maturities          $53,201

b The proceeds for securities sold short is $18,860

c These derive from investments and short sales.

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                 $63,218

NET UNREALIZED GAINS AND LOSSES:
Gains                                          $10,216
Losses                                      +   (1,222)
                                            -----------
                                                $8,994
AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                    $--
Long-term capital gains                         $3,789

CAPITAL LOSSES UTILIZED                           $260

RECLASSIFICATIONS:
Net investment income not
  yet distributed                                 $455
Reclassified as:
Net realized capital gains                       ($238)
Capital received from investors                  ($217)


62 See financial notes.

SCHWAB HEDGED EQUITY FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $732 a
Interest                                                             +       95
                                                                     -----------
TOTAL INVESTMENT INCOME                                                     827

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         6,542
Net realized losses on short sales                                       (2,356)
                                                                     -----------
NET REALIZED GAINS                                                        4,186

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       1,981
Net unrealized gains on short sales                                  +      616
                                                                     -----------
NET UNREALIZED GAINS                                                      2,597

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   922 b
Transfer agent and shareholder service fees                                 132 c
Trustees' fees                                                                5 d
Custodian and portfolio accounting fees                                      65
Professional fees                                                            43
Registration fees                                                            18
Shareholder reports                                                           9
Interest expense                                                             53
Other expenses                                                       +        4
                                                                     -----------
Total expenses before short sales                                         1,251
Dividends on short sales                                                    175
Expense reduction                                                    +     (144)e
                                                                     -----------
NET EXPENSES                                                              1,282

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     827
NET EXPENSES                                                         -    1,282
                                                                     -----------
NET INVESTMENT LOSS                                                        (455)
NET REALIZED GAINS                                                        4,186 f
NET UNREALIZED GAINS                                                 +    2,597 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $6,328

  Unless stated, all numbers x 1,000.

a An additional $1 was withheld for foreign taxes.

b Calculated as 1.75% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 2.00% of average daily net assets. This limit excludes interest, taxes, certain non-routine expenses and expenses for dividends and interest paid on securities sold short.

f These add up to a net gain on investments of $6,783.


                                                         See financial notes. 63

SCHWAB HEDGED EQUITY FUND

Statement of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04            11/1/02-10/31/03
Net investment loss                           ($455)                      ($338)
Net realized gains or losses                  4,186                        (235)
Net unrealized gains               +          2,597                       6,703
                                   ---------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                              $6,328                      $6,130

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04           11/1/02-10/31/03
                                 SHARES         VALUE        SHARES       VALUE
Shares sold                       2,509       $31,194         1,672     $17,074
Shares redeemed                + (1,073)      (13,199)       (1,153)    (11,663) a
                               -------------------------------------------------
NET TRANSACTIONS IN FUND
SHARES                            1,436       $17,995           519      $5,411

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/03-10/31/04           11/1/02-10/31/03
                                 SHARES    NET ASSETS        SHARES   NET ASSETS
Beginning of period               3,815       $43,968         3,296     $32,427
Total increase                 +  1,436        24,323           519      11,541 b
                               -------------------------------------------------
END OF PERIOD                     5,251       $68,291         3,815     $43,968 c

Unless stated, all numbers x 1,000.

a The fund charges 1.50% of early withdrawal fees on shares redeemed 180 days or less after the purchase:

CURRENT PERIOD   $41
PRIOR PERIOD     $42

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c There was no distributable net investment income at the end of the current and prior period.


64 See financial notes.

COMMUNICATIONS FOCUS FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/03-    11/1/02-    11/1/01-    11/1/00-    7/3/00 1-
                                                          10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    3.57        2.84        4.16        8.13        10.00
                                                        -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                           0.05        0.02        0.03       (0.00) 2      0.00 2
  Net realized and unrealized gains or losses             0.27        0.74       (1.35)      (3.97)       (1.87)
                                                        -------------------------------------------------------------------------
  Total income or loss from investment operations         0.32        0.76       (1.32)      (3.97)       (1.87)
Less distributions:
  Dividends from net investment income                   (0.01)      (0.03)         --       (0.00) 2        --
                                                        -------------------------------------------------------------------------
Net asset value at end of period                          3.88        3.57        2.84        4.16         8.13
                                                        -------------------------------------------------------------------------
Total return (%)                                          9.14       26.87      (31.73)     (48.82)      (18.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  1.11 4      1.04 5      0.89        0.90 6       0.89 7
  Gross operating expenses                                1.68        1.77        1.68        1.30         1.71 7
  Net investment income or loss                           1.37        0.45        0.69       (0.02)        0.07 7
Portfolio turnover rate                                     80         179          94         154           45 3
Net assets, end of period ($ x 1,000,000)                   10          11           9          16           32

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 The ratio of net operating expenses would have been 1.10% if interest expense had not been included.

5 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

6 The ratio of net operating expenses would have been 0.89% if interest expense had not been included.

7 Annualized.


                                                         See financial notes. 65

COMMUNICATIONS FOCUS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

 (1)  Top ten holding
  o   Non-income producing security
  @   This security or a portion of this security is on loan

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 98.3%    COMMON STOCK                                    9,347          10,197

  1.7%    SHORT-TERM
          INVESTMENT                                        178             178
--------------------------------------------------------------------------------
100.0%    TOTAL INVESTMENTS                               9,525          10,375

  9.6%    COLLATERAL INVESTED
          FOR SECURITIES ON LOAN                            994             994

(9.6)%    OTHER ASSETS AND
          LIABILITIES, NET                                                 (999)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                               10,370

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
      COMMON STOCK 98.3% of net assets

      BUSINESS MACHINES & SOFTWARE 4.0%
      --------------------------------------------------------------------------
   @o PTEK Holdings, Inc.  42,000                                           418

      CONSUMER DURABLES 2.5%
      --------------------------------------------------------------------------
    o Gemstar--TV Guide
      International, Inc.  45,000                                           259

      ELECTRONICS 4.8%
      --------------------------------------------------------------------------
o(10) Western Wireless Corp., Class A  17,000                               496

      MEDIA 10.0%
      --------------------------------------------------------------------------
    o American Tower Corp., Class A  15,500                                 265
      John Wiley & Sons, Class A  6,000                                     195
      McClatchy Co., Class A  3,000                                         209
      The McGraw-Hill Cos., Inc.  4,300                                     371
                                                                    ------------
                                                                          1,040

      TELEPHONE 77.0%
      --------------------------------------------------------------------------
   @o Alamosa Holdings, Inc.  25,000                                        251
  (3) Alltel Corp.  10,300                                                  566
  (1) AT&T Corp.  33,900                                                    580
  (7) BellSouth Corp.  19,837                                               529
  (9) CenturyTel, Inc.  15,600                                              501
 o(5) Citizens Communications Co.  41,500                                   556
 o(2) Commonwealth Telephone
      Enterprises, Inc.  12,600                                             575
      CT Communications, Inc.  23,900                                       299
      D&E Communications, Inc.  18,000                                      223
      Hickory Tech Corp.  31,900                                            364
 o(6) Nextel Communications, Inc.,
      Class A  20,300                                                       538
      North Pittsburgh Systems, Inc.  19,300                                398
    o Qwest Communications
      International, Inc.  121,000                                          414
  (8) SBC Communications, Inc.  20,804                                      525
      Telephone & Data Systems, Inc.  4,500                                 337
   @o Time Warner Telecom, Inc.,
      Class A  50,000                                                       256
    o U.S. Cellular Corp.  2,000                                             83
    o Ubiquitel, Inc.  46,000                                               261
   @o US LEC Corp., Class A  50,895                                         170
  (4) Verizon Communications, Inc.  14,282                                  558
                                                                    ------------
                                                                          7,984

66 See financial notes.

COMMUNICATIONS FOCUS FUND

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      SHORT-TERM INVESTMENT
      1.7% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
          1.29%, 11/01/04                                 178               178

END OF INVESTMENTS.

      SECURITY AND NUMBER OF SHARES

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      9.6% of net assets

      OTHER INVESTMENT COMPANIES 9.6%
      -------------------------------------------------------------------------
      Securities Lending Investment
      Fund  993,975                                                         994

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 67

COMMUNICATIONS FOCUS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $929 of securities on loan)            $10,375 a
Collateral invested for securities on loan                                  994
Receivables:
   Fund shares sold                                                           1
   Dividends                                                                 26
Prepaid expenses                                                    +         6
                                                                    ------------
TOTAL ASSETS                                                             11,402

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                  994
Payables:
   Fund shares redeemed                                                       9
   Trustees' fees                                                             1
Accrued expenses                                                    +        28
                                                                    ------------
TOTAL LIABILITIES                                                         1,032

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             11,402
TOTAL LIABILITIES                                                   -     1,032
                                                                    ------------
NET ASSETS                                                              $10,370

NET ASSETS BY SOURCE
Capital received from investors                                          35,483
Net investment income not yet distributed                                   145
Net realized capital losses                                             (26,108)
Net unrealized capital gains                                                850

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$10,370            2,672               $3.88

  Unless stated, all numbers x 1,000.

a The fund paid $9,525 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                   $8,602
  Sales/maturities           $10,243

  The fund's total security transactions with other SchwabFunds(R) during the period were $39.

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                  $9,738

NET UNREALIZED GAINS AND LOSSES:
Gains                                           $1,242
Losses                                      +     (605)
                                           ------------
                                                  $637

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                   $145
Long-term capital gains                            $--
CAPITAL LOSSES UTILIZED                           $402

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                          Loss amount
   2008                                           $824
   2009                                         13,397
   2010                                          8,364
   2011                                     +    3,310
                                           ------------
                                               $25,895


68  See financial notes.

COMMUNICATIONS FOCUS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                   $264
Securities on loan                                                       +     1
                                                                        --------
TOTAL INVESTMENT INCOME                                                      265

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                            522

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                          232

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                     58 a
Transfer agent and shareholder service fees                                   27 b
Trustees' fees                                                                 4 c
Custodian fees                                                                32
Portfolio accounting fees                                                      1
Professional fees                                                             31
Registration fees                                                             14
Shareholder reports                                                            9
Other expenses                                                           +     4
                                                                        --------
Total expenses                                                               180
Expense reduction                                                        -    61 d
                                                                        --------
NET EXPENSES                                                                 119

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      265
NET EXPENSES                                                             -   119
                                                                        --------
NET INVESTMENT INCOME                                                        146
NET REALIZED GAINS                                                           522 e
NET UNREALIZED GAINS                                                     +   232 e
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $900

  Unless stated, all numbers x 1,000.

a Calculated as 0.54% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $54 from the investment adviser (CSIM) and $7 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, to 1.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $754.


                                                         See financial notes. 69

COMMUNICATIONS FOCUS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                       11/1/03-10/31/04        11/1/02-10/31/03
Net investment income                              $146                      $44
Net realized gains or losses                        522                   (2,109)
Net unrealized gains                   +            232                    4,443
                                       ------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     900                    2,378

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                $44                      $87 a,b

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------
                                    11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES          VALUE     SHARES         VALUE
Shares sold                          392         $1,470        825        $2,570
Shares reinvested                     11             39         27            78
Shares redeemed                 +   (834)        (3,077)    (1,019)       (3,138) c
                                -------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                      (431)       ($1,568)      (167)        ($490)

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------
                                    11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES     NET ASSETS     SHARES    NET ASSETS
Beginning of period                3,103        $11,082      3,270        $9,281
Total increase or
decrease                        +   (431)          (712)      (167)        1,801 d
                                -------------------------------------------------
END OF PERIOD                      2,672        $10,370      3,103       $11,082 e

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $44 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under
  Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for the use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income             $44
  Long-term capital gains     $--

  PRIOR PERIOD
  Ordinary income             $87
  Long-term capital gains     $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase:

  CURRENT PERIOD               $2
  PRIOR PERIOD                 $6

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $145 and $43 at the end of the current period and prior period, respectively.


70 See financial notes.

FINANCIAL SERVICES FOCUS FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                              11/1/03-      11/1/02-      11/1/01-      11/1/00-       7/3/00 1-
                                                              10/31/04      10/31/03      10/31/02      10/31/01       10/31/00
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         11.77          9.44          9.75         11.86           10.00
                                                              ----------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                        0.08          0.11          0.12          0.09            0.04
   Net realized and unrealized gains or losses                  1.37          2.37         (0.28)        (1.76)           1.82
                                                              ----------------------------------------------------------------------
   Total income or loss from investment operations              1.45          2.48         (0.16)        (1.67)           1.86
Less distributions:
   Dividends from net investment income                        (0.10)        (0.15)        (0.09)        (0.06)             --
   Distributions from net realized gains                          --            --         (0.06)        (0.38)             --
                                                              ----------------------------------------------------------------------
   Total distributions                                         (0.10)        (0.15)        (0.15)        (0.44)             --
                                                              ----------------------------------------------------------------------
Net asset value at end of period                               13.12         11.77          9.44          9.75           11.86
                                                              ----------------------------------------------------------------------
Total return (%)                                               12.39         26.68         (1.78)       (14.51)          18.60 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                       1.05          1.04 3        0.89          0.89            0.89 4
   Gross operating expenses                                     1.25          1.49          1.32          1.23            1.99 4
   Net investment income                                        0.62          1.05          1.20          0.75            1.04 4
Portfolio turnover rate                                           85           181           131           151              40 2
Net assets, end of period ($ x 1,000,000)                         20            18            17            21              24

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

4 Annualized.


                                                         See financial notes. 71

FINANCIAL SERVICES FOCUS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                        17,483       19,519
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                   17,483       19,519

  0.6%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                                 116          116

(0.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (75)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 19,560

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      BANKS 46.9%
      --------------------------------------------------------------------------
      Associated Banc-Corp. 11,500                                           399
      BancFirst Corp. 2,500                                                  163
      Bank of America Corp. 6,260                                            280
  (6) Bank of Hawaii Corp. 15,000                                            716
 (10) City National Corp. 7,100                                              489
      Columbia Banking Systems, Inc. 9,000                                   220
  (5) Comerica, Inc. 13,100                                                  806
      Doral Financial Corp. 3,800                                            160
      First Charter Corp. 5,000                                              128
      First Merchants Corp. 4,000                                             99
      Hancock Holding Co. 4,800                                              152
      Hibernia Corp., Class A 2,500                                           72
      Huntington Bancshares, Inc. 13,300                                     319
  (4) KeyCorp, Inc. 25,100                                                   843
      Marshall & Ilsley Corp. 7,000                                          294
  (1) Mellon Financial Corp. 34,000                                          983
      National City Corp. 9,200                                              359
  (2) Northern Trust Corp. 22,500                                            957
      Popular, Inc. 12,500                                                   321
  (3) UnionBanCal Corp. 15,700                                               954
      Wachovia Corp. 6,500                                                   320
      WesBanco, Inc. 3,000                                                    91
      WSFS Financial Corp. 1,000                                              53
                                                                     -----------
                                                                           9,178

      ELECTRONICS 1.1%
      --------------------------------------------------------------------------
    o American Physicians Capital, Inc. 6,500                                207

      INSURANCE 23.2%
      --------------------------------------------------------------------------
      AFLAC, Inc. 9,600                                                      344
      AMBAC Financial Group, Inc. 3,100                                      242
      American International Group,
      Inc. 1,000                                                              61
      AON Corp. 3,000                                                         61
      Arthur J. Gallagher & Co. 10,100                                       284
      Chubb Corp. 4,400                                                      317
    o CNA Financial Corp. 7,300                                              175
      Delphi Financial Group, Inc.,
      Class A 3,900                                                          159
      Fidelity National Financial, Inc. 6,900                                260
      First American Corp. 11,600                                            362
      Horace Mann Educators Corp. 5,000                                       85
  (9) Metlife, Inc. 13,000                                                   499
      Nationwide Financial Services, Inc.,
      Class A 9,900                                                          343
      Prudential Financial, Inc. 6,300                                       293


72 See financial notes.

FINANCIAL SERVICES FOCUS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Reinsurance Group of America,
      Inc. 8,500                                                             366
      Safeco Corp. 7,000                                                     324
      W.R. Berkley Corp. 8,500                                               363
                                                                     -----------
                                                                           4,538
      MISCELLANEOUS FINANCE 26.7%
      --------------------------------------------------------------------------
      1st Source Corp. 2,000                                                  54
      Advanta Corp., Class B 12,000                                          292
    o AmeriCredit Corp. 14,500                                               281
    o Berkshire Hathaway, Inc., Class A 5                                    421
      Berkshire Hills Bancorp, Inc. 700                                       26
      Capital Corp. of the West 4,858                                        224
  (8) Capital One Financial Corp. 6,800                                      502
    o CompuCredit Corp. 16,000                                               305
  (7) Countrywide Financial Corp. 17,198                                     549
    o E*TRADE Financial Corp. 25,800                                         333
      Franklin Resources, Inc. 5,800                                         352
      Goldman Sachs Group, Inc. 4,000                                        394
    o Instinet Group, Inc. 50,000                                            240
      MBNA Corp. 13,390                                                      343
      Nuveen Investments, Inc., Class A 7,100                                224
    o Providian Financial Corp. 15,300                                       238
      Raymond James Financial, Inc. 15,700                                   410
      Santander BanCorp 1,000                                                 28
                                                                     -----------
                                                                           5,216
      REAL PROPERTY 1.9%
      --------------------------------------------------------------------------
      The St. Joe Co. 2,600                                                  132
    o Trammell Crow Co. 13,000                                               201
    o United Capital Corp. 2,100                                              47
                                                                     -----------
                                                                             380

END OF INVESTMENTS.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      0.6% of net assets

      OTHER INVESTMENT COMPANIES 0.6%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund 115,500                                                           116

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 73

FINANCIAL SERVICES FOCUS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                   $19,519 a
Collateral invested for securities on loan                                  116
Receivables:
   Fund shares sold                                                          11
   Dividends                                                                 13
   Investments sold                                                       1,297
Prepaid expenses                                                     +        6
                                                                     ----------
TOTAL ASSETS                                                             20,962

LIABILITIES
-------------------------------------------------------------------------------
Bank overdraft                                                               93
Payables:
   Due to brokers                                                           116
   Fund shares redeemed                                                       4
   Investments bought                                                     1,162
   Investment adviser and administrator fees                                  1
   Trustees' fees                                                             1
Accrued expenses                                                     +       25
                                                                     ----------
TOTAL LIABILITIES                                                         1,402

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                             20,962
TOTAL LIABILITIES                                                    -    1,402
                                                                     ----------
NET ASSETS                                                              $19,560

NET ASSETS BY SOURCE
Capital received from investors                                          16,042
Net investment income not yet distributed                                    87
Net realized capital gains                                                1,395
Net unrealized capital gains                                              2,036

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$19,560            1,491               $13.12

  Unless stated, all numbers x 1,000.

a The fund paid $17,483 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases             $16,897
    Sales/maturities      $17,912

  The fund's total security transactions with other SchwabFunds(R) during the period were $49.

FEDERAL TAX DATA
-------------------------------------------------------
PORTFOLIO COST                                 $17,490

NET UNREALIZED GAINS AND LOSSES:
Gains                                           $2,330
Losses                                      +     (301)
                                            -----------
                                                $2,029

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                    $87
Long-term capital gains                         $1,402

CAPITAL LOSSES UTILIZED                           $911

RECLASSIFICATIONS:
Net investment income not
   yet distributed                                  $3
Reclassified as:
Net realized capital gains                         ($3)


74 See financial notes.

FINANCIAL SERVICES FOCUS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $331
Securities on loan                                                    +       1
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     332

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         2,314

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (253)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   107 a
Transfer agent and shareholder service fees                                  50 b
Trustees' fees                                                                4 c
Custodian fees                                                               30
Portfolio accounting fees                                                     3
Professional fees                                                            31
Registration fees                                                            16
Shareholder reports                                                           4
Other expenses                                                        +       3
                                                                      ----------
Total expenses                                                              248
Expense reduction                                                     -      39 d
                                                                      ----------
NET EXPENSES                                                                209

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     332
NET EXPENSES                                                          -     209
                                                                      ----------
NET INVESTMENT INCOME                                                       123
NET REALIZED GAINS                                                        2,314 e
NET UNREALIZED LOSSES                                                 +    (253) e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $2,184

  Unless stated, all numbers x 1,000.

a Calculated as 0.54% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 1.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $2,061.


                                                         See financial notes. 75

FINANCIAL SERVICES FOCUS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04        11/1/02-10/31/03
Net investment income                               $123                    $176
Net realized gains                                 2,314                     326
Net unrealized gains or losses          +           (253)                  3,471
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    2,184                   3,973

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                $158                    $260 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         11/1/02-10/31/03
                                  SHARES         VALUE     SHARES         VALUE
Shares sold                          369        $4,651        231         $2,407
Shares reinvested                     12           142         25            236
Shares redeemed                  + (457)        (5,709)      (509)        (5,079) c
                                 -----------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                       (76)        ($916)      (253)       ($2,436)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         11/1/02-10/31/03
                                  SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period                1,567       $18,450      1,820        $17,173
Total increase
or decrease                       +  (76)        1,110       (253)         1,277 d
                                 -----------------------------------------------
END OF PERIOD                      1,491       $19,560      1,567        $18,450 e

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $158 of the dividend distribution for the fiscal year ended 10/31/04 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2005 via IRS Form 1099 of the amounts for the use in preparing their 2004 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                 $158
  Long-term capital gains          $--
  PRIOR PERIOD
  Ordinary income                 $260
  Long-term capital gains          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase:

  CURRENT PERIOD                    $5
  PRIOR PERIOD                      $4

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $87 and $119 at the end of the current period and prior period, respectively.


76 See financial notes.

HEALTH CARE FOCUS FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/03-      11/1/02-      11/1/01-      11/1/00-      7/3/00 1-
                                                        10/31/04      10/31/03      10/31/02      10/31/01      10/31/00
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     8.43          7.12          9.00         10.27         10.00
                                                        --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                          (0.06)         0.01          0.03          0.00 2       (0.00) 2
   Net realized and unrealized gains or losses             2.41          1.33         (1.90)        (1.10)         0.27
                                                        --------------------------------------------------------------------
   Total income or loss from investment operations         2.35          1.34         (1.87)        (1.10)         0.27
Less distributions:
   Dividends from net investment income                      --         (0.03)        (0.01)        (0.00) 2         --
   Distributions from net realized gains                     --            --            --         (0.17)           --
                                                        --------------------------------------------------------------------
   Total distributions                                       --         (0.03)        (0.01)        (0.17)           --
                                                        --------------------------------------------------------------------
Net asset value at end of period                          10.78          8.43          7.12          9.00         10.27
                                                        --------------------------------------------------------------------
Total return (%)                                          27.88         18.96        (20.84)       (10.94)         2.70 3

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                  1.04          1.04          0.89          0.89          0.89 4
   Gross operating expenses                                1.07          1.34          1.18          1.17          2.04 4
   Net investment income or loss                          (0.73)         0.13          0.25          0.06         (0.02) 4
Portfolio turnover rate                                     105           200            99            92            41 3
Net assets, end of period ($ x 1,000,000)                    54            25            21            32            28

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 77

HEALTH CARE FOCUS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 @  This security or a portion of this security is on loan

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                        47,574       53,880

  0.0%  SHORT-TERM
        INVESTMENT                                               3            3

  0.0%  RIGHTS                                                  --           --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                   47,577       53,883

  2.0%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                               1,055        1,055

(1.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (1,006)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 53,932

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.9% of net assets

      BUSINESS SERVICES 9.0%
      --------------------------------------------------------------------------
    o Gentiva Health Services, Inc. 76,000                                 1,290
      IMS Health, Inc. 65,100                                              1,379
    o PDI, Inc. 34,192                                                       978
    o Trizetto Group, Inc. 24,800                                            169
    o Ventiv Health, Inc. 60,000                                           1,038
                                                                     -----------
                                                                           4,854
      ELECTRONICS 3.3%
      --------------------------------------------------------------------------
  (3) PerkinElmer, Inc. 87,600                                             1,799

      HEALTHCARE / DRUGS & MEDICINE 76.2%
      --------------------------------------------------------------------------
    o Alliance Imaging, Inc. 31,900                                          237
 o(4) AMERIGROUP Corp. 29,800                                              1,788
      Applied Biosystems Group --
      Applera Corp. 75,400                                                 1,439
      Bausch & Lomb, Inc. 23,800                                           1,451
  (9) Becton Dickinson & Co. 31,300                                        1,643
      C.R. Bard, Inc. 21,800                                               1,238
    o Cephalon, Inc. 32,400                                                1,544
   @o Community Health Systems,
      Inc. 46,900                                                          1,258
    o Coventry Health Care, Inc. 31,400                                    1,284
    o DaVita, Inc. 54,050                                                  1,601
    o Express Scripts, Inc. 24,500                                         1,568
    o First Horizon Pharmaceutical
      Corp. 48,400                                                         1,190
    o Genesis HealthCare Corp. 11,000                                        337
    o Haemonetics Corp. 48,000                                             1,577
 o(2) Humana, Inc. 94,900                                                  1,817
 (10) Johnson & Johnson 28,000                                             1,635
    o Kensey Nash Corp. 45,000                                             1,287
 o(7) Laboratory Corp. of America
      Holdings 37,000                                                      1,695
      Manor Care, Inc. 39,600                                              1,296
      Medicis Pharmaceutical Corp.,
      Class A 35,600                                                       1,448
      Merck & Co., Inc. 32,200                                             1,008
    o Millennium Pharmaceuticals,
      Inc. 43,800                                                            569
    o Molecular Devices Corp. 14,500                                         290
 o(6) Pacificare Health Systems,
      Inc. 48,500                                                          1,728
    o Pozen, Inc. 10,000                                                      88
      Select Medical Corp. 62,600                                          1,076
    o Sierra Health Services, Inc. 27,400                                  1,308
    o Techne Corp. 20,000                                                    720


78 See financial notes.

HEALTH CARE FOCUS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Third Wave Technologies,
      Inc. 119,600                                                           919
  (5) UnitedHealth Group, Inc. 24,300                                      1,759
      Valeant Pharmaceuticals
      International 40,600                                                   974
    o Visx, Inc. 70,000                                                    1,168
      Vital Signs, Inc. 6,800                                                235
  (1) Wyeth 49,000                                                         1,943
                                                                     -----------
                                                                          41,118
      INSURANCE 8.9%
      --------------------------------------------------------------------------
      Aetna, Inc. 17,200                                                   1,634
      CIGNA Corp. 23,200                                                   1,472
 o(8) WellChoice, Inc. 40,000                                              1,670
                                                                     -----------
                                                                           4,776
      PRODUCER GOODS & MANUFACTURING 2.5%
      --------------------------------------------------------------------------
    o Kos Pharmaceuticals, Inc. 15,000                                       536
      Matthews International Corp.,
      Class A 23,800                                                         797
                                                                     -----------
                                                                           1,333
      RIGHTS 0.0% of net assets

      HEALTHCARE / DRUGS & MEDICINE 0.0%
      --------------------------------------------------------------------------
      OSI Pharmaceuticals, Inc.
      expires 01/18/05 458                                                    --

      SECURITY                                        FACE AMOUNT        VALUE
        RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.0% of net assets

      Brown Brothers Harriman,
      Grand Cayman Time Deposit
        1.29%, 11/01/04                                         3              3

END OF INVESTMENTS.

      SECURITY AND NUMBER OF SHARES

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      2.0% of net assets

      OTHER INVESTMENT COMPANIES 2.0%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund 1,055,450                                                       1,055

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 79

HEALTH CARE FOCUS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $1,034 of securities on loan)          $53,883 a
Collateral invested for securities on loan                                1,055
Receivables:
   Fund shares sold                                                          81
   Dividends                                                                 11
   Investments sold                                                           2
Prepaid expenses                                                     +        8
                                                                     ----------
TOTAL ASSETS                                                             55,040

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                1,055
Payables:
   Fund shares redeemed                                                      16
   Investment adviser and administrator fees                                  3
   Transfer agent and shareholder service fees                                1
Accrued expenses                                                     +       33
                                                                     ----------
TOTAL LIABILITIES                                                         1,108

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             55,040
TOTAL LIABILITIES                                                    -    1,108
                                                                     -----------
NET ASSETS                                                              $53,932

NET ASSETS BY SOURCE

Capital received from investors                                          52,337
Net realized capital losses                                              (4,711)
Net unrealized capital gains                                              6,306

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$53,932            5,005               $10.78

  Unless stated, all numbers x 1,000.

a The fund paid $47,577 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                  $64,485
    Sales/maturities           $43,469

FEDERAL TAX DATA
---------------------------------------------------------
PORTFOLIO COST                                   $47,760

NET UNREALIZED GAINS AND LOSSES:
Gains                                             $8,074
Losses                                       +    (1,951)
                                             ------------
                                                  $6,123

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                      $--
Long-term capital gains                              $--

CAPITAL LOSSES UTILIZED                           $4,567

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                            Loss amount
   2010                                             $890
   2011                                      +     3,638
                                             -----------
                                                  $4,528

RECLASSIFICATIONS:
Net investment income not
   yet distributed                                  $303
Reclassified as:
Capital received from investors                    ($303)


80 See financial notes.

HEALTH CARE FOCUS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $127
Interest                                                                      2
Securities on loan                                                    +       1
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     130

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         4,394

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       3,441

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   224 a
Transfer agent and shareholder service fees                                 104 b
Trustees' fees                                                                5 c
Custodian fees                                                               35
Portfolio accounting fees                                                     6
Professional fees                                                            32
Registration fees                                                            20
Shareholder reports                                                          13
Other expenses                                                        +       3
                                                                      ----------
Total expenses                                                              442
Expense reduction                                                     -       9 d
                                                                      ----------
NET EXPENSES                                                                433

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     130
NET EXPENSES                                                          -     433
                                                                      ----------
NET INVESTMENT LOSS                                                        (303)
NET REALIZED GAINS                                                        4,394 e
NET UNREALIZED GAINS                                                  +   3,441 e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $7,532

  Unless stated, all numbers x 1,000.

a Calculated as 0.54% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 1.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $7,835.


                                                         See financial notes. 81

HEALTH CARE FOCUS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04       11/1/02-10/31/03
Net investment income or loss                      ($303)                   $29
Net realized gains or losses                       4,394                 (2,899)
Net unrealized gains                    +          3,441                  6,783
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    7,532                  3,913

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $--                    $99 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         11/1/02-10/31/03
                                  SHARES         VALUE     SHARES         VALUE
Shares sold                        3,244       $33,738        612        $4,654
Shares reinvested                     --            --         13            90
Shares redeemed                 + (1,206)      (12,342)      (672)       (5,019) b
                                ------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                     2,038       $21,396        (47)        ($275)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/03-10/31/04         11/1/02-10/31/03
                                 SHARES     NET ASSETS     SHARES    NET ASSETS
Beginning of period                2,967       $25,004      3,014       $21,465
Total increase or
decrease                      +    2,038        28,928        (47)        3,539 c
                              --------------------------------------------------
END OF PERIOD                      5,005       $53,932      2,967       $25,004 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                 $--
  Long-term capital gains         $--

  PRIOR PERIOD
  Ordinary income                 $99
  Long-term capital gains         $--

b The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase:

  CURRENT PERIOD                  $41
  PRIOR PERIOD                     $5

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d There was no distributable net investment income at the end of the current and prior period.


82 See financial notes.

TECHNOLOGY FOCUS FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/03-      11/1/02-      11/1/01-      11/1/00-      7/3/00 1-
                                                      10/31/04      10/31/03      10/31/02      10/31/01      10/31/00
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  4.32          2.90          3.86          8.52          10.00
                                                      -------------------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                 (0.04)        (0.02)        (0.02)        (0.03)         (0.02)
   Net realized and unrealized gains or losses          0.14          1.44         (0.94)        (4.63)         (1.46)
                                                      -------------------------------------------------------------------
   Total income or loss from investment operations      0.10          1.42         (0.96)        (4.66)         (1.48)
                                                      -------------------------------------------------------------------
Net asset value at end of period                        4.42          4.32          2.90          3.86           8.52
                                                      -------------------------------------------------------------------
Total return (%)                                        2.31         48.97        (24.87)       (54.69)        (14.80) 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               1.02 3        1.04          0.89          0.89           0.89 4
   Gross operating expenses                             1.02          1.25          1.15          1.16           1.52 4
   Net investment loss                                 (0.78)        (0.65)        (0.57)        (0.65)         (0.63) 4
Portfolio turnover rate                                  109           165           117           120             37 2
Net assets, end of period ($ x 1,000,000)                 49            43            26            39             48

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 1.01% if interest expense had not been included.

4 Annualized.


                                                         See financial notes. 83

TECHNOLOGY FOCUS FUND

PORTFOLIO HOLDINGS as of October 31, 2004

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
100.1%  COMMON STOCK                                        44,835       49,144
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                   44,835       49,144

(0.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (29)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 49,115

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 100.1% of net assets

      AIR TRANSPORTATION 1.9%
      --------------------------------------------------------------------------
      Sabre Holdings Corp., Class A 43,900                                   944

      BUSINESS MACHINES & SOFTWARE 31.3%
      --------------------------------------------------------------------------
      Adobe Systems, Inc. 22,200                                           1,243
    o Apple Computer, Inc. 6,900                                             362
      Autodesk, Inc. 20,800                                                1,097
 o(7) Cisco Systems, Inc. 73,460                                           1,411
 o(8) Digi International, Inc. 96,200                                      1,317
  (1) International Business Machines
      Corp. 27,600                                                         2,477
    o Lexmark International, Inc.,
      Class A 12,000                                                         997
      Microsoft Corp. 12,700                                                 356
o(10) NCR Corp. 23,100                                                     1,302
 o(2) Oracle Corp. 180,148                                                 2,281
    o Storage Technology Corp. 17,000                                        459
    o Sun Microsystems, Inc. 167,700                                         760
 o(9) Xerox Corp. 88,300                                                   1,304
                                                                     -----------
                                                                          15,366
      BUSINESS SERVICES 29.9%
      --------------------------------------------------------------------------
    o Ansys, Inc. 20,000                                                     552
  (6) Automatic Data Processing, Inc. 33,700                               1,462
  (3) Certegy, Inc. 64,200                                                 2,270
    o Checkfree Corp. 33,100                                               1,026
    o Citrix Systems, Inc. 39,800                                            960
    o Earthlink, Inc. 106,800                                              1,103
    o Hewitt Associates, Inc., Class A 21,000                                589
    o Intuit, Inc. 14,600                                                    662
    o Parametric Technology Corp. 95,900                                     498
    o Pec Solutions, Inc. 8,000                                              112
    o Polycom, Inc. 52,800                                                 1,090
    o Progress Software Corp. 52,800                                       1,049
      SS&C Technologies, Inc. 52,000                                       1,229
    o Synopsys, Inc. 33,000                                                  536
    o Transaction Systems Architects, Inc.,
      Class A 38,700                                                         635
    o United Online, Inc. 95,700                                             899
                                                                     -----------
                                                                          14,672
      ELECTRONICS 29.6%
      --------------------------------------------------------------------------
      Agilysys, Inc. 59,100                                                1,010
    o Applied Materials, Inc. 79,500                                       1,280
    o Aspect Communications Corp. 51,200                                     487
    o Avid Technology, Inc. 11,700                                           620
      Intel Corp. 37,260                                                     829
    o Lam Research Corp. 16,400                                              427


84 See financial notes.

TECHNOLOGY FOCUS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Linear Technology Corp. 26,200                                         992
    o Littelfuse, Inc. 10,276                                                335
    o LSI Logic Corp. 173,900                                                791
    o Microtune, Inc. 200,500                                                884
  (4) Motorola, Inc. 129,000                                               2,227
      MTS Systems Corp. 29,000                                               748
    o Neoware Systems, Inc. 34,700                                           279
    o Plantronics, Inc. 11,400                                               496
  (5) Qualcomm, Inc. 36,400                                                1,522
      Scientific-Atlanta, Inc. 32,800                                        898
    o Siliconix, Inc. 9,816                                                  407
    o Supertex, Inc. 13,000                                                  279
                                                                     -----------
                                                                          14,511
      OPTICAL & PHOTO 4.7%
      --------------------------------------------------------------------------
    o Ingram Micro, Inc., Class A 63,700                                   1,099
    o Photronics, Inc. 68,700                                              1,206
                                                                     -----------
                                                                           2,305
      PRODUCER GOODS & MANUFACTURING 0.5%
      --------------------------------------------------------------------------
    o Tyler Technologies, Inc. 28,000                                        244

      TELEPHONE 2.2%
      --------------------------------------------------------------------------
    o Avaya, Inc. 76,500                                                   1,102

END OF INVESTMENTS.


                                                         See financial notes. 85

TECHNOLOGY FOCUS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2004. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $49,144 a
Receivables:
   Fund shares sold                                                           6
   Dividends                                                                  4
   Investments sold                                                         461
Prepaid expenses                                                     +        7
                                                                     -----------
TOTAL ASSETS                                                             49,622

LIABILITIES
--------------------------------------------------------------------------------
Bank overdraft                                                              313
Payables:
   Fund shares redeemed                                                      77
   Investments bought                                                        79
   Investment adviser and administrator fees                                  2
   Transfer agent and shareholder service fees                                1
   Trustees' fees                                                             1
Accrued expenses                                                     +       34
                                                                     -----------
TOTAL LIABILITIES                                                           507

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             49,622
TOTAL LIABILITIES                                                    -      507
                                                                     -----------
NET ASSETS                                                              $49,115

NET ASSETS BY SOURCE

Capital received from investors                                          86,037
Net realized capital losses                                             (41,231)
Net unrealized capital gains                                              4,309

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$49,115            11,101              $4.42

  Unless stated, all numbers x 1,000.

a The fund paid $44,835 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                   $61,732
    Sales/maturities            $55,799

FEDERAL TAX DATA
---------------------------------------------------------
PORTFOLIO COST                                   $44,945

NET UNREALIZED GAINS AND LOSSES:
Gains                                             $6,435
Losses                                       +    (2,236)
                                             ------------
                                                  $4,199

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                      $--
Long-term capital gains                              $--

CAPITAL LOSSES UTILIZED                           $2,579
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                            Loss amount
  2009                                           $16,276
  2010                                            18,148
  2011                                       +     6,697
                                             ------------
                                                 $41,121

RECLASSIFICATIONS:
Net investment income not
yet distributed                                     $405
Reclassified as:
Capital received from investors                    ($405)


86 See financial notes.

TECHNOLOGY FOCUS FUND

Statement of
OPERATIONS
For November 1, 2003 through October 31, 2004. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $117
Interest                                                                      1
Securities on loan                                                    +       1
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     119

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         2,569

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (2,375)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   279 a
Transfer agent and shareholder service fees                                 129 b
Trustees' fees                                                                5 c
Custodian fees                                                               31
Portfolio accounting fees                                                     7
Professional fees                                                            35
Registration fees                                                            18
Shareholder reports                                                          17
Interest expense                                                              1
Other expenses                                                        +       3
                                                                      ----------
Total expenses                                                              525
Expense reduction                                                     -       1 d
                                                                      ----------
NET EXPENSES                                                                524

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     119
NET EXPENSES                                                          -     524
                                                                      ----------
NET INVESTMENT LOSS                                                        (405)
NET REALIZED GAINS                                                        2,569 e
NET UNREALIZED LOSSES                                                 +  (2,375) e
                                                                      ----------
DECREASE IN NET ASSETS FROM OPERATIONS                                    ($211)

  Unless stated, all numbers x 1,000.

a Calculated as 0.54% of average daily net assets. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, to 1.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $194.


                                                         See financial notes. 87

TECHNOLOGY FOCUS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/03-10/31/04       11/1/02-10/31/03
Net investment loss                                ($405)                 ($200)
Net realized gains or losses                       2,569                 (3,310)
Net unrealized gains or losses          +         (2,375)                16,615
                                        ----------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                    ($211)               $13,105

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES         VALUE     SHARES         VALUE
Shares sold                        4,936       $23,679      3,313       $11,831
Shares redeemed               +   (3,798)      (17,389)    (2,226)       (7,601) a
                              --------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                     1,138        $6,290      1,087        $4,230

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/03-10/31/04          11/1/02-10/31/03
                                  SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period                9,963       $43,036      8,876       $25,701
Total increase                +    1,138         6,079      1,087        17,335 b
                              --------------------------------------------------
END OF PERIOD                     11,101       $49,115      9,963       $43,036 c

  Unless stated, all numbers x 1,000.

a The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase:

  CURRENT PERIOD                  $44
  PRIOR PERIOD                    $17

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c There was no distributable net investment income at the end of the current and prior period.


88  See financial notes.

FUNDS USING SCHWAB EQUITY RATINGS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

BOTH SCHWAB DIVIDEND EQUITY FUND AND SCHWAB SMALL-CAP EQUITY FUND OFFER TWO SHARE CLASSES: Investor Shares and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Hedged Equity Fund, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund and Technology Focus Fund each offer one share class.

Shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Institutional Select Large-Cap Value Index Fund
   Schwab Institutional Select Small-Cap Value Index Fund

FUNDS USING SCHWAB EQUITY RATINGS

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE SCHWAB HEDGED EQUITY FUND MAY SELL SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE FUNDS MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. The funds may make direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All

FUNDS USING SCHWAB EQUITY RATINGS

loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                       AMOUNT                          WEIGHTED
                                     OUTSTANDING        AVERAGE        AVERAGE
                                     AT 10/31/04       BORROWING*      INTEREST
FUND                                 ($ x 1,000)       ($ x 1,000)     RATE* (%)
--------------------------------------------------------------------------------
SCHWAB CORE
EQUITY FUND                               --             1,077           1.37
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
EQUITY FUND                               --               328           1.48
--------------------------------------------------------------------------------
SCHWAB HEDGED
EQUITY FUND                               --                84           1.38
--------------------------------------------------------------------------------
COMMUNICATIONS
FOCUS FUND                                --                40           1.56
--------------------------------------------------------------------------------
FINANCIAL SERVICES
FOCUS FUND                                93                68           1.81
--------------------------------------------------------------------------------
HEALTH CARE FOCUS FUND                    --                56           1.53
--------------------------------------------------------------------------------
TECHNOLOGY FOCUS FUND                    313               125           1.70
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments for net operating losses and losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SUBSEQUENT EVENT. On November 16, 2004, the Board of Trustees approved the closing and liquidation of the Schwab Communications Focus Fund. The fund will liquidate all of its outstanding shares on or shortly after January 14, 2005.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

FUNDS USING SCHWAB EQUITY RATINGS

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SCHWAB HEDGED EQUITY FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

FUNDS USING SCHWAB EQUITY RATINGS

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Communications Focus Fund
Financial Services Focus Fund
Health Care Focus Fund
Technology Focus Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund and Technology Focus Fund (eight of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in the footnotes to the financial statements, the Board of Trustees has approved the closing and liquidation of Communications Focus Fund effective January 14, 2005.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 16, 2004

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 51 as of 10/31/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chair, Trustee:            Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;     Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;         Inc.; Chair, Charles Schwab Holdings (UK); CEO, Director, Charles
                            Capital Trust, 1993;       Schwab Holdings, Inc.; Chair, CEO Schwab (SIS) Holdings, Inc. I,
                            Annuity Portfolios, 1994.  Schwab International Holdings, Inc.; Director, Charles Schwab Bank,
                                                       N.A., U.S. Trust Corp., United States Trust Co. of New York, Siebel
                                                       Systems (software), Xsign, Inc. (electronic payment systems),
                                                       TrustMark, Inc., All Kinds of Minds (education); Trustee, Stanford
                                                       University. Until 5/04: Director, The Gap, Inc. (clothing retailer). Until
                                                       5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                       Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                       Vodaphone AirTouch PLC (telecommunications). Until 7/01: Director,
                                                       The Charles Schwab Trust Co.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO             EVP, President, Charles Schwab Investment Management, Inc;
5/4/55                      (all trusts).              Until 7/04: SVP for Development and Distribution, Asset Management
                                                       Products and Services Enterprise; Until 6/03: EVP, CFO, Administrative
                                                       Officer, U.S. Trust Corp.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                       Trust Co.
-----------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment      Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).      Schwab Investment Management, Inc.; Since 6/04: SVP, Charles Schwab
                                                       Investment Management, Inc.; Until 6/04: VP, Charles Schwab
                                                       Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
JEFF MORTIMER               SVP, Chief Investment      Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).      Investment Management, Inc.; Since 6/04: VP, Chief Investment
                                                       Officer, Laudus Trust; Until 5/04: VP, Charles Schwab Investment
                                                       Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance           Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc.; Until 9/04:
                                                       VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                       Inc.; Until 2002: VP of Internal Audit, Charles Schwab & Co.;
                                                       Prior to 2000: PricewaterhouseCoopers.
-----------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts).    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                       U.S. Securities and Exchange Commission, San Francisco.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA 1            Treasurer, Principal       Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer          Inc.; Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.;
                            (all trusts).              Until 12/99: Chief Financial Officer, Commerzbank Capital Markets;
                                                       Until 9/99: Managing Director at the New York Stock Exchange.

1 Elected to his position on the SchwabFunds Board on November 16, 2004.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).         Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                       (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                       (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                       Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                       2001: Special Advisor to the President, Stanford University. Until 2002:
                                                       Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                       Business Affairs, CFO, Stanford University.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;     CEO, Dorward & Associates (corporate management, marketing and
9/23/31                     Investments, 1991;         communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;       Grey Advertising.
                            Annuity Portfolios,1994.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).         Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                               (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                       Properties (commercial real estate), Stratex Corp. (network equipment);
                                                       Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                       Member, executive committee, Pacific Stock & Options Exchange.
                                                       Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                       Dean, Haas School of Business, University of California, Berkeley.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;         services and investment advice).
                            Capital Trust, 1993;
                            Annuity Portfolios,1994.
-----------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                       (electrical products, tools and hardware); Member, audit committee,
                                                       Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                       Quaker State Co. (oil and gas).
-----------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;         Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                     Investments, 1991;         and investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab(R) Institutional Select(R) Funds
     Schwab(R) Institutional Select(R) S&P 500 Fund
     Schwab(R) Institutional Select(R) Large-Cap Value Index Fund
     Schwab(R) Institutional Select(R) Small-Cap Value Index Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     Schwab MarketTrack All Equity Portfolio(TM)
     Schwab MarketTrack Growth Portfolio(TM)
     Schwab MarketTrack Balanced Portfolio(TM)
     Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
     Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
  Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

 3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2004 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.
REG26298-01

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

         Registrant's Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

         The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         Audit Fees
         ----------

         2004: $603,872      2003: $555,576

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

         Audit-Related Fees
         ------------------

         For services rendered to Registrant:
         -----------------------------------

         2004: $45,038              2003: $43,134

         Nature of these services:  tax provision review.
         ------------------------

         In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

         Tax Fees
         --------

         For services rendered to Registrant:
         ------------------------------------

         2004: $66,633              2003: $59,686

         Nature of these services:  preparation and review of tax returns.
         ------------------------

         In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.


         All Other Fees
         --------------

         For services rendered to Registrant:
         ------------------------------------

         2004: $10,792              2003: $10,869


         Nature of these services:  review of the methodology of allocation of
         ------------------------   Charles Schwab & Co., Inc. ("Schwab")
                                    expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

         In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.


(E)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F)  Not applicable.

(G) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

      2004: $285,955                2003: $439,733

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

      2004: $4,402,056              2003: $4,141,356

(H) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund are filed under this Item.

SCHWAB CAPITAL TRUST

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS as of October 31, 2004

The following is the schedule of portfolio holdings at 10/31/04. The schedule should be read in conjunction with the fund's annual report for the fiscal year ended 10/31/04.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                  7,443,407        8,204,858
  0.1%  SHORT-TERM
        INVESTMENT                                        9,415            9,415
  0.0%  U.S. TREASURY
        OBLIGATIONS                                         973              973
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                             7,453,795        8,215,246

  7.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              641,932          641,932

(7.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (639,803)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               8,217,375

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK 99.9% of net assets

      AEROSPACE / DEFENSE  1.9%
      --------------------------------------------------------------------------
    @ The Boeing Co.    655,222                                           32,696
      Crane Co.    44,919                                                  1,252
      General Dynamics Corp.    155,082                                   15,837
      Goodrich Corp.    92,739                                             2,859
      Lockheed Martin Corp.    343,496                                    18,923
      Northrop Grumman Corp.    280,344                                   14,508
      Raytheon Co.    351,072                                             12,807
      Rockwell Automation, Inc.    144,498                                 6,024
    @ Rockwell Collins, Inc.    139,398                                    4,944
      Textron, Inc.    106,929                                             7,287
      United Technologies Corp.    399,913                                37,120
                                                                     -----------
                                                                         154,257
      AIR TRANSPORTATION  1.3%
      --------------------------------------------------------------------------
   @o Delta Air Lines, Inc.    94,113                                        513
    @ FedEx Corp.    232,042                                              21,144
    @ Sabre Holdings Corp., Class A    110,153                             2,369
      Southwest Airlines Co.    614,218                                    9,686
      United Parcel Service, Inc., Class B
      875,969                                                             69,359
                                                                     -----------
                                                                         103,071
      ALCOHOLIC BEVERAGES  0.5%
      --------------------------------------------------------------------------
    @ Adolph Coors Co., Class B    28,531                                  1,903
    @ Anheuser-Busch Cos., Inc.    625,034                                31,220
      Brown-Forman Corp., Class B    95,468                                4,287
                                                                     -----------
                                                                          37,410
      APPAREL  0.5%
      --------------------------------------------------------------------------
    o Coach, Inc.    146,000                                               6,808
      Jones Apparel Group, Inc.    100,343                                 3,542
      Liz Claiborne, Inc.    83,728                                        3,423
    @ Nike, Inc., Class B    205,317                                      16,694
    @ Reebok International Ltd.    47,859                                  1,771
      VF Corp.    84,078                                                   4,526
                                                                     -----------
                                                                          36,764
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    56,866                                   1,108
      Cummins, Inc.    33,451                                              2,344
      Dana Corp.    115,009                                                1,715
    @ Danaher Corp.    239,278                                            13,191
    @ Delphi Corp.    433,000                                              3,642
      Eaton Corp.    117,896                                               7,539
    @ Ford Motor Co.    1,422,912                                         18,541
    @ General Motors Corp.    437,828                                     16,878
      Genuine Parts Co.    136,090                                         5,429
   @o Goodyear Tire & Rubber Co.    135,681                                1,368
    @ Harley-Davidson, Inc.    230,333                                    13,260
   @0 Navistar International Corp.    54,800                               1,893
    @ Visteon Corp.    99,156                                                705
                                                                     -----------
                                                                          87,613
      BANKS  8.0%
      --------------------------------------------------------------------------
    @ AmSouth Bancorp.    275,065                                          7,259
  (7) Bank of America Corp.    3,185,172                                 142,664
      The Bank of New York Co., Inc.    606,514                           19,687
      BB&T Corp.    429,459                                               17,655
      Comerica, Inc.    134,859                                            8,295

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Fifth Third Bancorp    443,505                                      21,816
      First Horizon National Corp.    96,900                               4,194
    @ Huntington Bancshares, Inc.    179,750                               4,305
      JPMorgan Chase & Co.    2,789,215                                  107,664
      KeyCorp, Inc.    321,365                                            10,795
      M&T Bank Corp.    92,304                                             9,507
      Marshall & Ilsley Corp.    174,996                                   7,345
      Mellon Financial Corp.    330,613                                    9,555
      National City Corp.    515,773                                      20,100
      North Fork Bancorp., Inc.    242,500                                10,694
    @ Northern Trust Corp.    171,112                                      7,279
      PNC Financial Services Group, Inc.
      220,027                                                             11,507
      Regions Financial Corp.    358,510                                  12,576
      SouthTrust Corp.    256,507                                         11,176
      State Street Corp.    262,111                                       11,808
      SunTrust Banks, Inc.    278,749                                     19,618
      Synovus Financial Corp.    235,632                                   6,407
      U.S. Bancorp    1,460,541                                           41,786
      Wachovia Corp.    1,021,821                                         50,284
      Wells Fargo & Co.    1,322,357                                      78,971
      Zions Bancorp.    70,147                                             4,642
                                                                     -----------
                                                                         657,589
      BUSINESS MACHINES & SOFTWARE  9.0%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    185,489                                      10,393
    @ Apple Computer, Inc.    301,876                                     15,858
      Autodesk, Inc.    87,954                                             4,640
   @o BMC Software, Inc.    176,808                                        3,345
    o Cisco Systems, Inc.    5,294,483                                   101,707
    o Compuware Corp.    296,522                                           1,717
    o Comverse Technology, Inc.    148,815                                 3,071
    o Dell, Inc.    1,955,032                                             68,543
   @o EMC Corp.    1,890,655                                              24,333
    o Gateway, Inc.    290,537                                             1,700
      Hewlett-Packard Co.    2,349,878                                    43,849
 (10) International Business Machines
      Corp.    1,311,743                                                 117,729
   @o Lexmark International, Inc., Class A
      100,530                                                              8,355
 =(3) Microsoft Corp.    8,513,790                                       238,301
    o NCR Corp.    73,899                                                  4,164
    o Network Appliance, Inc.    278,347                                   6,811
    o Novell, Inc.    291,365                                              2,095
   @o Oracle Corp.    4,033,549                                           51,065
      Pitney Bowes, Inc.    180,015                                        7,876
    o Siebel Systems, Inc.    384,366                                      3,651
    o Sun Microsystems, Inc.    2,575,758                                 11,668
    o Unisys Corp.    260,027                                              2,761
   @o Xerox Corp.    652,960                                               9,644
                                                                     -----------
                                                                         743,276
      BUSINESS SERVICES  4.5%
      --------------------------------------------------------------------------
   @o Affiliated Computer Services, Inc., Class A
      103,375                                                              5,639
    o Allied Waste Industries, Inc.    247,115                             2,016
    o Apollo Group, Inc., Class A    150,300                               9,920
      Automatic Data Processing, Inc.    459,682                          19,946
      Cendant Corp.    821,254                                            16,910
    @ Cintas Corp.    134,305                                              5,794
    o Citrix Systems, Inc.    130,566                                      3,150
      Computer Associates International, Inc.
      456,066                                                             12,638
   @o Computer Sciences Corp.    146,718                                   7,287
    o Convergys Corp.    110,751                                           1,441
      Deluxe Corp.    38,466                                               1,465
    o eBay, Inc.    514,370                                               50,208
      Electronic Data Systems Corp.    398,621                             8,479
      Equifax, Inc.    107,607                                             2,814
      First Data Corp.    667,288                                         27,546
    o Fiserv, Inc.    152,764                                              5,429
      H&R Block, Inc.    128,287                                           6,100
      IMS Health, Inc.    182,707                                          3,870
    o Interpublic Group of Cos., Inc.    325,157                           3,986
    o Intuit, Inc.    149,479                                              6,780
   @o Mercury Interactive Corp.    70,943                                  3,081
   @o Monster Worldwide, Inc.    87,965                                    2,467
    @ Omnicom Group, Inc.    147,364                                      11,627
    o Parametric Technology Corp.    206,030                               1,069
      Paychex, Inc.    293,462                                             9,624
      PeopleSoft, Inc.    284,601                                          5,911
      Robert Half International, Inc.    132,524                           3,516
    o SunGard Data Systems, Inc.    222,305                                5,889
   @o Symantec Corp.    242,502                                           13,808
      Tyco International Ltd.    1,573,000                                48,999
    o Veritas Software Corp.    332,242                                    7,269
      Waste Management, Inc.    450,805                                   12,839
    o Yahoo! Inc.    1,058,458                                            38,306
                                                                     -----------
                                                                         365,823
      CHEMICALS  1.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    177,301                            9,429
      Dow Chemical Co.    727,450                                         32,692
      E.I. du Pont de Nemours & Co.    778,038                            33,354
      Eastman Chemical Co.    59,183                                       2,809
    @ Ecolab, Inc.    198,798                                              6,729
      Great Lakes Chemical Corp.    38,937                                   998
    o Hercules, Inc.    82,003                                             1,171
      Monsanto Co.    206,398                                              8,824
      PPG Industries, Inc.    132,163                                      8,425
    @ Praxair, Inc.    253,588                                            10,701

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Rohm & Haas Co.    174,959                                           7,417
      Sigma-Aldrich Corp.    54,726                                        3,045
                                                                     -----------
                                                                         125,594
      CONSTRUCTION  0.5%
      --------------------------------------------------------------------------
      Centex Corp.    97,736                                               5,076
    @ Fluor Corp.    64,302                                                2,986
      KB Home    36,866                                                    3,032
    @ Masco Corp.    341,573                                              11,702
      Pulte Homes, Inc.    97,150                                          5,332
      The Sherwin-Williams Co.    111,364                                  4,758
      The Stanley Works    63,440                                          2,824
      Vulcan Materials Co.    78,918                                       3,929
                                                                     -----------
                                                                          39,639
      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    62,086                                       4,984
      Leggett & Platt, Inc.    150,312                                     4,228
      Maytag Corp.    61,971                                               1,079
      Newell Rubbermaid, Inc.    213,537                                   4,604
      Whirlpool Corp.    53,431                                            3,139
                                                                     -----------
                                                                          18,034
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    88,112                                                 3,511
      Bemis Co.    81,458                                                  2,156
    o Pactiv Corp.    121,164                                              2,871
    o Sealed Air Corp.    65,771                                           3,258
                                                                     -----------
                                                                          11,796
      ELECTRONICS  5.0%
      --------------------------------------------------------------------------
   @o ADC Telecommunications, Inc.    632,138                              1,397
   @o Advanced Micro Devices, Inc.    272,013                              4,575
   @o Agilent Technologies, Inc.    384,975                                9,647
    o Altera Corp.    294,881                                              6,703
      American Power Conversion Corp.    153,555                           2,961
    @ Analog Devices, Inc.    291,783                                     11,747
    o Andrew Corp.    120,024                                              1,678
    o Applied Materials, Inc.    1,321,542                                21,277
    o Applied Micro Circuits Corp.    238,073                                867
    o Broadcom Corp., Class A    250,633                                   6,780
    o CIENA Corp.    449,272                                               1,110
    @ Intel Corp.    5,023,205                                           111,817
      ITT Industries, Inc.    72,010                                       5,843
    o Jabil Circuit, Inc.    157,319                                       3,824
    o JDS Uniphase Corp.    1,107,285                                      3,510
   @o KLA-Tencor Corp.    155,010                                          7,058
      Linear Technology Corp.    240,408                                   9,107
    o LSI Logic Corp.    293,990                                           1,338
   @o Lucent Technologies, Inc.    3,338,204                              11,851
    @ Maxim Integrated Products, Inc.    251,249                          11,052
   @o Micron Technology, Inc.    477,135                                   5,811
      Molex, Inc.    146,907                                               4,344
    @ Motorola, Inc.    1,838,552                                         31,733
    o National Semiconductor Corp.    278,108                              4,644
    o Novellus Systems, Inc.    114,939                                    2,978
    o Nvidia Corp.    125,865                                              1,821
      PerkinElmer, Inc.    97,208                                          1,997
    o PMC - Sierra, Inc.    133,386                                        1,369
    o Power-One, Inc.    62,573                                              439
    o QLogic Corp.    74,738                                               2,429
      Qualcomm, Inc.    1,266,736                                         52,962
    o Sanmina -- SCI Corp.    406,629                                      3,253
      Scientific-Atlanta, Inc.    117,199                                  3,210
    o Solectron Corp.    749,409                                           3,912
      Symbol Technologies, Inc.    180,827                                 2,656
      Tektronix, Inc.    71,399                                            2,165
    o Tellabs, Inc.    322,453                                             2,580
    o Teradyne, Inc.    148,524                                            2,460
    @ Texas Instruments, Inc.    1,348,447                                32,969
    o Thermo Electron Corp.    127,063                                     3,685
   @o Waters Corp.    93,000                                               3,840
      Xilinx, Inc.    270,166                                              8,267
                                                                     -----------
                                                                         413,666
      ENERGY: RAW MATERIALS  1.8%
      --------------------------------------------------------------------------
    @ Anadarko Petroleum Corp.    195,717                                 13,201
      Apache Corp.    252,380                                             12,796
    @ Baker Hughes, Inc.    259,586                                       11,118
   @o BJ Services Co.    124,400                                           6,344
      Burlington Resources, Inc.    309,044                               12,825
      Devon Energy Corp.    187,037                                       13,835
      EOG Resources, Inc.    90,133                                        5,999
      Halliburton Co.    344,508                                          12,761
    o Noble Corp.    103,457                                               4,726
      Occidental Petroleum Corp.    307,810                               17,185
   @o Rowan Cos., Inc.    80,970                                           2,067
      Schlumberger Ltd.    457,887                                        28,820
      Valero Energy Corp.    198,800                                       8,543
                                                                     -----------
                                                                         150,220
      FOOD & AGRICULTURE  3.4%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    505,107                                9,784
      Campbell Soup Co.    322,209                                         8,648
      The Coca-Cola Co.    1,893,069                                      76,972
      Coca-Cola Enterprises, Inc.    366,639                               7,666
      ConAgra Foods, Inc.    410,604                                      10,840
      General Mills, Inc.    295,030                                      13,055
      H.J. Heinz Co.    274,171                                            9,966
      Hershey Foods Corp.    191,606                                       9,712
      Kellogg Co.    319,427                                              13,735

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      McCormick & Co., Inc.    106,601                                     3,777
      The Pepsi Bottling Group, Inc.    200,742                            5,629
      PepsiCo, Inc.    1,326,494                                          65,768
      Sara Lee Corp.    617,438                                           14,374
      Supervalu, Inc.    102,901                                           3,035
      Sysco Corp.    498,610                                              16,090
      Wm. Wrigley Jr. Co.    174,311                                      11,400
                                                                     -----------
                                                                         280,451
      GOLD  0.2%
      --------------------------------------------------------------------------
    @ Newmont Mining Corp.    345,651                                     16,425

      HEALTHCARE / DRUGS & MEDICINE  12.2%
      --------------------------------------------------------------------------
      Abbott Laboratories    1,222,533                                    52,117
    @ Allergan, Inc.    102,596                                            7,342
    @ AmerisourceBergen Corp.    87,353                                    4,808
   @o Amgen, Inc.    985,789                                              55,993
   @o Anthem, Inc.    108,740                                              8,743
      Applied Biosystems Group -- Applera
      Corp.    156,833                                                     2,992
      Bausch & Lomb, Inc.    39,537                                        2,410
    @ Baxter International, Inc.    475,802                               14,636
      Becton Dickinson & Co.    196,776                                   10,331
   @o Biogen Idec, Inc.    264,918                                        15,408
    @ Biomet, Inc.    198,156                                              9,250
    o Boston Scientific Corp.    659,732                                  23,288
      Bristol-Myers Squibb Co.    1,511,208                               35,408
      C.R. Bard, Inc.    82,258                                            4,672
      Cardinal Health, Inc.    335,974                                    15,707
    o Caremark Rx, Inc.    362,644                                        10,868
   @o Chiron Corp.    146,078                                              4,736
      Eli Lilly & Co.    878,527                                          48,240
   @o Express Scripts, Inc.    60,000                                      3,840
    o Forest Laboratories, Inc.    287,240                                12,811
   @o Genzyme Corp.    177,186                                             9,297
    o Gilead Sciences, Inc.    334,300                                    11,577
      Guidant Corp.    243,874                                            16,247
    @ HCA, Inc.    379,022                                                13,921
    @ Health Management Associates, Inc.,
      Class A    190,429                                                   3,934
    o Hospira, Inc.    121,133                                             3,865
    o Humana, Inc.    124,343                                              2,381
 @(8) Johnson & Johnson    2,324,156                                     135,684
   @o King Pharmaceuticals, Inc.    187,724                                2,048
      Manor Care, Inc.    71,759                                           2,349
      McKesson Corp.    227,183                                            6,057
   @o Medco Health Solutions, Inc.    212,639                              7,211
      Medimmune, Inc.    193,581                                           5,501
      Medtronic, Inc.    942,124                                          48,152
      Merck & Co., Inc.    1,730,042                                      54,168
    @ Mylan Laboratories, Inc.    209,700                                  3,611
  (6) Pfizer, Inc.    5,912,611                                          171,170
      Quest Diagnostics    81,055                                          7,095
      Schering-Plough Corp.    1,148,084                                  20,792
    o St. Jude Medical, Inc.    137,442                                   10,524
      Stryker Corp.    311,894                                            13,439
    o Tenet Healthcare Corp.    360,505                                    3,865
      UnitedHealth Group, Inc.    517,316                                 37,454
    o Watson Pharmaceuticals, Inc.    83,237                               2,333
    o WellPoint Health Networks, Inc.    121,322                          11,848
      Wyeth    1,034,682                                                  41,025
    o Zimmer Holdings, Inc.    190,692                                    14,796
                                                                     -----------
                                                                       1,003,944
      HOUSEHOLD PRODUCTS  2.2%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    70,426                                3,159
    @ Avon Products, Inc.    367,854                                      14,549
      Clorox Co.    165,110                                                9,015
      Colgate-Palmolive Co.    413,539                                    18,452
      The Gillette Co.    781,577                                         32,420
      International Flavors & Fragrances, Inc.
      72,428                                                               2,828
    = Procter & Gamble Co.    1,990,726                                  101,886
                                                                     -----------
                                                                         182,309
      INSURANCE  4.6%
      --------------------------------------------------------------------------
      ACE Ltd.    220,000                                                  8,373
      Aetna, Inc.    118,847                                              11,290
      AFLAC, Inc.    396,464                                              14,225
      The Allstate Corp.    539,100                                       25,925
      AMBAC Financial Group, Inc.    83,554                                6,522
  (9) American International Group, Inc.
      2,040,150                                                          123,858
    @ AON Corp.    246,426                                                 5,030
    @ Chubb Corp.    148,677                                              10,724
      CIGNA Corp.    108,571                                               6,890
      Cincinnati Financial Corp.    130,868                                5,464
      Hartford Financial Services Group, Inc.
      227,367                                                             13,296
      Jefferson-Pilot Corp.    103,914                                     5,018
      Lincoln National Corp.    138,597                                    6,071
      Loews Corp.    144,787                                               8,673
      Marsh & McLennan Cos., Inc.    407,520                              11,272
    @ MBIA, Inc.    113,393                                                6,561
      Metlife, Inc.    589,218                                            22,597
      MGIC Investment Corp.    77,579                                      4,989
      Principal Financial Group, Inc.    241,524                           9,120
      The Progressive Corp.    156,768                                    14,666
      Prudential Financial, Inc.    402,500                               18,704
    @ Safeco Corp.    98,021                                               4,532
      The St. Paul Travelors Cos., Inc.
      517,355                                                             17,569
      Torchmark Corp.    86,710                                            4,684
    @ UnumProvident Corp.    230,026                                       3,142

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ XL Capital Ltd., Class A    108,565                                  7,871
                                                                     -----------
                                                                         377,066
      MEDIA  3.5%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.
      459,122                                                             15,335
   @o Comcast Corp., Class A    1,742,810                                 51,413
      Dow Jones & Co., Inc.    64,009                                      2,833
      Gannett Co., Inc.    207,069                                        17,176
    @ Knight-Ridder, Inc.    61,087                                        4,186
      The McGraw-Hill Cos., Inc.    148,062                               12,770
      Meredith Corp.    39,218                                             1,922
      New York Times Co., Class A    117,850                               4,720
      R.R. Donnelley & Sons Co.    167,196                                 5,258
    o Time Warner, Inc.    3,558,276                                      59,210
      Tribune Co.    255,239                                              11,026
   @o Univision Communications, Inc., Class A
      251,484                                                              7,786
    @ Viacom, Inc., Class B    1,358,469                                  49,571
      The Walt Disney Co.    1,593,305                                    40,183
                                                                     -----------
                                                                         283,389
      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
      3M Co.    607,876                                                   47,153

      MISCELLANEOUS FINANCE  7.7%
      --------------------------------------------------------------------------
      American Express Co.    990,581                                     52,570
      The Bear Stearns Cos., Inc.    81,229                                7,696
    @ Capital One Financial Corp.    186,911                              13,787
    / The Charles Schwab Corp.    1,063,150                                9,728
      CIT Group, Inc.    80,000                                            3,232
  (4) Citigroup, Inc.    4,056,339                                       179,980
      Countrywide Financial Corp.    434,662                              13,879
    o E*TRADE Financial Corp.    285,500                                   3,683
      Fannie Mae    753,227                                               52,839
      Federated Investors, Inc., Class B
      85,300                                                               2,473
      Franklin Resources, Inc.    193,688                                 11,741
      Freddie Mac    535,802                                              35,684
      Golden West Financial Corp.    118,205                              13,821
    @ Goldman Sachs Group, Inc.    378,200                                37,207
      Janus Capital Group, Inc.    186,007                                 2,837
      Lehman Brothers Holdings, Inc.    211,104                           17,342
      MBNA Corp.    995,193                                               25,507
      Merrill Lynch & Co., Inc.    730,834                                39,421
      Moody's Corp.    116,409                                             9,058
      Morgan Stanley    855,539                                           43,709
    o Providian Financial Corp.    223,272                                 3,472
      SLM Corp.    341,883                                                15,474
      Sovereign Bancorp, Inc.    265,600                                   5,750
    @ T. Rowe Price Group, Inc.    99,307                                  5,538
      Washington Mutual, Inc.    679,021                                  26,285
                                                                     -----------
                                                                         632,713
      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    126,412                                  3,097
   @o Electronic Arts, Inc.    234,756                                    10,545
    @ Fortune Brands, Inc.    113,691                                      8,279
      Hasbro, Inc.    133,312                                              2,358
      International Game Technology    272,552                             9,005
    @ Mattel, Inc.    328,493                                              5,752
      McDonald's Corp.    981,496                                         28,611
    o Starbucks Corp.    309,259                                          16,354
      Wendy's International, Inc.    89,337                                2,981
      Yum! Brands, Inc.    225,398                                         9,805
                                                                     -----------
                                                                          96,787
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    676,287                                              21,979
      Engelhard Corp.    95,939                                            2,715
      Freeport-McMoran Copper & Gold, Inc.,
      Class B    134,615                                                   4,876
      Phelps Dodge Corp.    72,480                                         6,345
                                                                     -----------
                                                                          35,915
      OIL: DOMESTIC  1.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    70,261                                         5,671
      Ashland, Inc.    53,145                                              3,062
      ConocoPhillips    535,948                                           45,186
      Kerr-McGee Corp.    115,420                                          6,835
      Marathon Oil Corp.    273,479                                       10,422
    o Nabors Industries Ltd.    115,107                                    5,654
      Sunoco, Inc.    59,302                                               4,410
    o Transocean, Inc.    249,199                                          8,784
      Unocal Corp.    206,022                                              8,602
                                                                     -----------
                                                                          98,626
      OIL: INTERNATIONAL  4.1%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    1,663,314                                    88,255
  (2) Exxon Mobil Corp.    5,094,097                                     250,732
                                                                     -----------
                                                                         338,987
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
   @o Corning, Inc.    1,070,275                                          12,255

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Eastman Kodak Co.    224,974                                         6,812
                                                                     -----------
                                                                          19,067
      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
    o Boise Cascade Corp.    66,153                                        1,953
    @ Georgia-Pacific Corp.    197,318                                     6,825
      International Paper Co.    376,413                                  14,496
      Kimberly-Clark Corp.    389,600                                     23,247
      Louisiana-Pacific Corp.    83,408                                    2,044
      MeadWestvaco Corp.    155,777                                        4,912
      Temple-Inland, Inc.    41,926                                        2,479
    @ Weyerhaeuser Co.    188,097                                         11,782
                                                                     -----------
                                                                          67,738
      PRODUCER GOODS & MANUFACTURING  5.4%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    167,700                              6,133
   @o Avery Dennison Corp.    85,872                                       5,224
      Caterpillar, Inc.    266,901                                        21,496
      Cooper Industries Ltd., Class A    72,442                            4,629
      Deere & Co.    194,192                                              11,609
      Dover Corp.    157,706                                               6,193
    @ Emerson Electric Co.    328,181                                     21,020
   @o Fisher Scientific International, Inc.
      88,722                                                               5,089
@=(1) General Electric Co.    8,267,470                                  282,086
      Honeywell International, Inc.    667,980                            22,498
      Illinois Tool Works, Inc.    235,165                                21,701
      Ingersoll-Rand Co., Class A    134,964                               9,237
      Johnson Controls, Inc.    147,168                                    8,440
    o Millipore Corp.    37,784                                            1,738
      Pall Corp.    96,974                                                 2,508
      Parker Hannifin Corp.    91,418                                      6,457
      Snap-On, Inc.    44,189                                              1,298
      W.W. Grainger, Inc.    72,199                                        4,230
                                                                     -----------
                                                                         441,586
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.
      288,677                                                             12,070
      CSX Corp.    167,740                                                 6,122
      Norfolk Southern Corp.    302,882                                   10,283
      Union Pacific Corp.    201,337                                      12,678
                                                                     -----------
                                                                          41,153
      REAL PROPERTY  0.5%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management Co.,
      Class A    72,500                                                    2,660
      Equity Office Properties Trust    314,006                            8,830
    @ Equity Residential    217,429                                        7,251
      Plum Creek Timber Co., Inc.    144,500                               5,244
      ProLogis    142,400                                                  5,551
      Simon Property Group, Inc.    172,100                               10,037
                                                                     -----------
                                                                          39,573
      RETAIL  6.7%
      --------------------------------------------------------------------------
    @ Albertson's, Inc.    286,510                                         6,535
   @o Autonation, Inc.    209,100                                          3,603
   @o AutoZone, Inc.    64,777                                             5,299
    o Bed, Bath & Beyond, Inc.    234,687                                  9,573
      Best Buy Co., Inc.    252,672                                       14,963
    o Big Lots, Inc.    87,567                                             1,085
      Circuit City Stores, Inc.    158,574                                 2,577
    @ Costco Wholesale Corp.    357,933                                   17,159
    @ CVS Corp.    308,727                                                13,417
      Dillards, Inc., Class A    62,888                                    1,289
      Dollar General Corp.    260,124                                      5,007
    @ Family Dollar Stores, Inc.    132,990                                3,930
      Federated Department Stores, Inc.
      140,046                                                              7,065
    @ The Gap, Inc.    699,936                                            13,985
    @ Home Depot, Inc.    1,719,111                                       70,621
    @ J.C. Penney Co., Inc. Holding Co.
      220,106                                                              7,613
    o Kohl's Corp.    265,171                                             13,460
    o Kroger Co.    581,385                                                8,785
    @ Limitedbrands    363,498                                             9,007
    @ Lowe's Cos., Inc.    611,019                                        34,388
    @ The May Department Stores Co.
      225,801                                                              5,884
      Nordstrom, Inc.    108,076                                           4,667
    o Office Depot, Inc.    243,533                                        3,943
      RadioShack Corp.    125,208                                          3,747
   @o Safeway, Inc.    345,477                                             6,302
    @ Sears, Roebuck & Co.    165,710                                      5,800
      Staples, Inc.    386,542                                            11,496
      Target Corp.    707,815                                             35,405
    @ Tiffany & Co.    113,553                                             3,331
      TJX Cos., Inc.    385,766                                            9,251
    o Toys 'R' Us, Inc.    166,616                                         3,001
 =(5) Wal-Mart Stores, Inc.    3,322,091                                 179,127
      Walgreen Co.    798,044                                             28,642
    @ Winn-Dixie Stores, Inc.    105,395                                     363
                                                                     -----------
                                                                         550,320
      STEEL  0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    70,584                               1,186
    @ Nucor Corp.    122,610                                               5,178
    @ United States Steel Corp.    87,046                                  3,196
      Worthington Industries, Inc.    69,657                               1,383
                                                                     -----------
                                                                          10,943

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TELEPHONE  3.4%
      --------------------------------------------------------------------------
      Alltel Corp.    240,168                                             13,192
    @ AT&T Corp.    621,840                                               10,640
    o Avaya, Inc.    346,075                                               4,983
      BellSouth Corp.    1,425,708                                        38,024
      CenturyTel, Inc.    110,133                                          3,534
    o Citizens Communications Co.    258,057                               3,458
    o Nextel Communications, Inc., Class A
      860,271                                                             22,789
    o Qwest Communications International, Inc.
      1,381,642                                                            4,725
      SBC Communications, Inc.    2,594,733                               65,543
      Sprint Corp. (FON Group)    1,130,036                               23,674
    @ Verizon Communications, Inc.    2,167,822                           84,762
                                                                     -----------
                                                                         275,324
      TOBACCO  1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    1,606,665                                     77,859
    @ Reynolds American, Inc.    114,809                                   7,906
      UST, Inc.    127,974                                                 5,267
                                                                     -----------
                                                                          91,032
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Brunswick Corp.    73,572                                            3,452
    @ Carnival Corp.    491,712                                           24,861
    @ Harrah's Entertainment, Inc.    86,097                               5,038
      Hilton Hotels Corp.    296,097                                       5,892
      Marriott International, Inc., Class A
      175,734                                                              9,576
      Starwood Hotels & Resorts Worldwide,
      Inc.    161,921                                                      7,729
                                                                     -----------
                                                                          56,548
      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
    @ Paccar, Inc.    134,955                                              9,353
      Ryder Systems, Inc.    50,813                                        2,546
                                                                     -----------
                                                                          11,899
      UTILITIES: ELECTRIC & GAS  3.2%
      --------------------------------------------------------------------------
    o The AES Corp.    503,090                                             5,484
   @o Allegheny Energy, Inc.    99,242                                     1,817
    @ Ameren Corp.    150,280                                              7,213
    @ American Electric Power Co., Inc.
      307,485                                                             10,126
   @o Calpine Corp.    414,241                                             1,031
    @ Centerpoint Energy, Inc.    235,015                                  2,470
    @ Cinergy Corp.    140,058                                             5,535
   @o CMS Energy Corp.    147,646                                          1,382
    @ Consolidated Edison, Inc.    187,570                                 8,150
      Constellation Energy Group, Inc.    132,786                          5,394
      Dominion Resources, Inc.    256,982                                 16,529
      DTE Energy Co.    134,383                                            5,740
    @ Duke Energy Corp.    729,612                                        17,897
   @0 Dynegy, Inc., Class A    291,051                                     1,435
      Edison International    255,377                                      7,789
    @ El Paso Corp.    492,325                                             4,401
    @ Entergy Corp.    178,608                                            11,674
    @ Exelon Corp.    513,692                                             20,353
      FirstEnergy Corp.    258,545                                        10,686
    @ FPL Group, Inc.    143,198                                           9,866
    @ KeySpan Corp.    126,365                                             5,048
      Kinder Morgan, Inc.    96,339                                        6,201
      Nicor, Inc.    35,789                                                1,343
      NiSource, Inc.    204,355                                            4,383
      Peoples Energy Corp.    27,820                                       1,190
    o PG&E Corp.    311,920                                                9,994
      Pinnacle West Capital Corp.    70,250                                2,994
      PPL Corp.    146,648                                                 7,626
      Progress Energy, Inc.    193,355                                     7,986
    @ Public Service Enterprise Group, Inc.
      185,439                                                              7,898
      Sempra Energy    178,781                                             5,996
    @ The Southern Co.    575,055                                         18,166
      TECO Energy, Inc.    154,169                                         2,158
      TXU Corp.    236,850                                                14,500
    @ Williams Cos., Inc.    429,773                                       5,377
      Xcel Energy, Inc.    311,475                                         5,326
                                                                     -----------
                                                                         261,158
      SHORT-TERM INVESTMENT  0.1% of net assets

      Provident Institutional
      TempFund    9,414,995                                                9,415

                                              FACE
      SECURITY                               AMOUNT
       RATE, MATURITY DATE                 ($ X 1,000)
    = U.S. Treasury Bills
         1.54%-1.66%, 12/16/04                     975                       973

END OF INVESTMENTS.

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS  continued

                                                   FACE
      SECURITY                                    AMOUNT                VALUE
       RATE, MATURITY DATE                      ($ X 1,000)          ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.8% OF NET ASSETS

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  3.3%
      --------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
         1.92%, 11/29/04                             23,101               23,097
         1.72%, 05/25/05                             21,894               21,890
      Crown Point Capital
         1.80%, 11/05/04                              8,536                8,523
      Foreningssparbanken AB
         1.83%, 11/15/04                             63,439               63,430
      Fortis Bank NY
         1.78%, 06/06/05                              9,163                9,162
         2.06%, 06/08/05                              6,590                6,589
      Societe Generale NY
         1.95%, 11/01/04                             60,728               60,715
         1.83%, 11/15/04                             21,790               21,782
      Westdeutsche Landesbank AG
         1.50%, 01/10/05                             54,770               54,756
                                                                     -----------
                                                                         269,944
      SHORT-TERM INVESTMENTS  4.5%
      --------------------------------------------------------------------------
      Citibank, Time Deposit
         1.76%, 11/01/04                             15,069               15,069

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust    356,919,456                                               356,919
                                                                     -----------
                                                                         371,988

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x $1,000 except number of contracts.

                                      NUMBER
                                        OF            CONTRACT        UNREALIZED
                                     CONTRACTS         VALUE             GAINS
FUTURES CONTRACTS

      S&P 500 Index,
      Long  expires
      12/17/04                          10             2,826              68

SCHWAB CAPITAL TRUST

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2004

The following is the schedule of portfolio holdings at 10/31/04. The schedule should be read in conjunction with the fund's annual report for the fiscal year ended 10/31/04.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 @  This security or a portion of this security is on loan

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
100.0% COMMON STOCK                                     1,387,803      1,628,595
  0.0% SHORT-TERM
       INVESTMENT                                             787            787
  0.0% U.S. TREASURY
       OBLIGATIONS                                            120            120
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                                1,388,710      1,629,502
  8.6% COLLATERAL INVESTED FOR
       SECURITIES ON LOAN                                 140,272        140,272
(8.6)% OTHER ASSETS AND
       LIABILITIES, NET                                                (140,048)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                1,629,726

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK 100.0% of net assets

      AEROSPACE / DEFENSE  1.0%
      --------------------------------------------------------------------------
    o Armor Holdings, Inc.  70,200                                         2,599
    o DRS Technologies, Inc.  60,900                                       2,206
      EDO Corp.  44,900                                                    1,256
    = Engineered Support Systems, Inc.  58,950                             2,832
    o ESCO Technologies, Inc.  29,100                                      2,031
    o Esterline Technologies Corp.  47,900                                 1,514
    @ GenCorp, Inc.  89,400                                                1,243
    o Teledyne Technologies, Inc.  73,300                                  1,874
    o Veeco Instruments, Inc.  67,370                                      1,316
                                                                     -----------
                                                                          16,871
      AIR TRANSPORTATION  1.1%
      --------------------------------------------------------------------------
    o AAR Corp.  73,100                                                      859
    o AirTran Holdings, Inc.  189,300                                      2,200
    o Alaska Air Group, Inc.  65,800                                       1,733
   @o America West Holdings Corp., Class B  81,300                           372
    o Aviall, Inc.  73,000                                                 1,581
   @o Continental Airlines, Inc., Class B  150,870                         1,400
    o EGL, Inc.  96,100                                                    3,073
    o ExpressJet Holdings, Inc.  108,300                                   1,204
    o FLYi, Inc.  104,900                                                    147
    o Frontier Airlines, Inc.  82,200                                        687
   @o Mesa Air Group, Inc.  72,800                                           418
   @o Northwest Airlines Corp.  196,700                                    1,741
      SkyWest, Inc.  131,500                                               2,246
                                                                     -----------
                                                                          17,661
      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
    o The Robert Mondavi Corp., Class A  36,600                            1,994

      APPAREL  1.6%
      --------------------------------------------------------------------------
    o Aeropostale, Inc.  120,950                                           3,816
      Brown Shoe Co., Inc.  41,600                                         1,136
      The Buckle, Inc.  49,350                                             1,274
      K-Swiss, Inc., Class A  61,200                                       1,530
      Kellwood Co.  60,900                                                 1,916
      Kenneth Cole Productions, Inc., Class A  45,750                      1,212
      Oxford Industries, Inc.  37,100                                      1,376
      Phillips-Van Heusen Corp.  70,250                                    1,601
    o Quiksilver, Inc.  130,000                                            3,543
      Russell Corp.  74,200                                                1,283
    o Stage Stores, Inc.  42,900                                           1,545
      Stride Rite Corp.  90,000                                              932
    o The Warnaco Group, Inc.  96,200                                      1,962
      Wolverine World Wide, Inc.  85,100                                   2,590
                                                                     -----------
                                                                          25,716
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.6%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B  60,600                                    1,608

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Arctic Cat, Inc.  32,400                                               814
      Bandag, Inc.  43,300                                                 1,992
    o CSK Auto Corp.  105,200                                              1,540
    o Fleetwood Enterprises, Inc.  123,400                                 1,554
    o Group 1 Automotive, Inc.  51,000                                     1,443
    o Keystone Automotive Industries, Inc.  34,800                           627
      Lithia Motors, Inc., Class A  42,400                                   960
      Modine Manufacturing Co.  72,600                                     2,230
      Monaco Coach Corp.  66,100                                           1,173
      Sonic Automotive, Inc.  66,500                                       1,345
    @ Superior Industries International, Inc.  60,300                      1,644
    o TBC Corp.  49,200                                                    1,094
   @o Tower Automotive, Inc.  133,700                                        199
=o(3) United Defense Industries, Inc.  118,600                             4,761
      Winnebago Industries, Inc.  76,200                                   2,393
                                                                     -----------
                                                                          25,377
      BANKS  7.0%
      --------------------------------------------------------------------------
      Alabama National Bancorp  36,200                                     2,313
      Anchor Bancorp Wisconsin, Inc.  52,600                               1,364
      BancFirst Corp.  17,300                                              1,125
      BankAtlantic Bancorp, Inc., Class A  132,700                         2,321
      Boston Private Financial Holdings, Inc.  62,100                      1,524
      Brookline Bancorp, Inc.  133,800                                     2,073
      Capital City Bank Group, Inc.  30,750                                1,203
      Capitol Bancorp Ltd.  32,800                                         1,007
      Chemical Financial Corp.  50,387                                     1,881
      City Holding Co.  37,700                                             1,306
      Community Bank System, Inc.  64,900                                  1,792
      Community Banks, Inc.  28,135                                          820
      Community First Bankshares, Inc.  83,100                             2,677
      Community Trust Bancorp, Inc.  28,300                                  934
      Corus Bankshares, Inc.  59,900                                       2,756
      Dime Community Bancshares, Inc.  84,575                              1,358
      First Charter Corp.  67,200                                          1,716
      First Commonwealth Financial Corp.  157,000                          2,280
      First Federal Capital Corp.  50,700                                  1,688
      First Financial Bancorp  99,830                                      1,741
      First Financial Bancshares, Inc.  35,431                             1,494
      First Merchants Corp.  40,130                                          998
      First Niagra Financial Group, Inc.  179,677                          2,505
      First Republic Bank  34,500                                          1,663
    o FirstFed Financial Corp.  35,530                                     1,826
      Frontier Financial Corp.  42,000                                     1,617
      Gold Banc Corp., Inc.  91,200                                        1,327
      Hancock Holding Co.  73,434                                          2,324
      Harbor Florida Bancshares, Inc.  53,000                              1,698
      Harleysville National Corp.  55,842                                  1,428
      Independent Bank Corp.  34,200                                       1,128
      Integra Bank Corp.  39,670                                             870
      Irwin Financial Corp.  63,600                                        1,586
    = MAF Bancorp., Inc.  70,725                                           3,032
      Main Street Banks, Inc.  44,400                                      1,304
      Mid-State Bancshares  53,400                                         1,433
      Midwest Banc Holdings, Inc.  41,000                                    851
      National Penn Bancshares, Inc.  78,838                               2,086
      NBT Bancorp., Inc.  71,000                                           1,643
      NetBank, Inc.  106,700                                                 990
      Oriental Financial Group  49,015                                     1,389
      PFF Bancorp, Inc.  37,600                                            1,483
      PrivateBancorp, Inc.  45,400                                         1,469
      Prosperity Bancshares, Inc.  49,500                                  1,349
      Provident Bankshares Corp.  74,994                                   2,605
      Republic Bancorp, Inc.  145,662                                      2,434
      Riggs National Corp.  65,200                                         1,376
      S&T Bancorp, Inc.  56,000                                            2,018
    o S1 Corp.  160,100                                                    1,503
      Sandy Spring Bancorp, Inc.  33,200                                   1,148
      Simmons First National Corp., Class A  32,300                          870
    = Southwest Bancorp of Texas, Inc.  156,200                            3,661
      Sterling Bancorp NY  35,400                                          1,022
      Sterling Bancshares, Inc. Texas  101,850                             1,443
    o Sterling Financial Corp. Washington  49,850                          1,873
      Suffolk Bancorp  25,900                                                798
      Susquehanna Bancshares, Inc.  108,775                                2,705
      Texas Regional Bancshares, Inc., Class A  106,628                    3,405
      Tompkins Trustco, Inc.  17,200                                         787
      Trustco Bank Corp. NY  169,320                                       2,267
      UMB Financial Corp.  46,093                                          2,371
      Umpqua Holdings Corp.  97,552                                        2,427
    @ United Community Financial Corp.  72,600                               811
      Unizan Financial Corp.  49,100                                       1,305
      USB Holding Co., Inc.  46,905                                        1,275
      WesBanco, Inc.  45,200                                               1,370
      Wintrust Financial Corp.  44,800                                     2,554
                                                                     -----------
                                                                         113,400
      BUSINESS MACHINES & SOFTWARE  2.2%
      --------------------------------------------------------------------------
    o Adaptec, Inc.  248,680                                               1,940
    o Advanced Digital Information Corp.  146,000                          1,307
      Analogic Corp.  30,600                                               1,302
   =o Arbitron, Inc.  66,000                                               2,387

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Artesyn Technologies, Inc.  88,600                                     859
      Black Box Corp.  40,500                                              1,591
    o Borland Software Corp.  183,800                                      1,882
    o Cray, Inc.  194,500                                                    650
    o Enterasys Networks, Inc.  484,600                                      678
   @o FindWhat.com  67,100                                                 1,345
    o Imagistics International, Inc.  37,700                               1,298
    o Intergraph Corp.  77,521                                             1,933
    o InterVoice, Inc.  79,800                                               988
    o Interwoven, Inc.  90,730                                               823
    o Invision Technologies, Inc.  38,000                                  1,755
      Landamerica Financial Group, Inc.  41,500                            2,031
    o LTX Corp.  140,600                                                     914
    o McData Corp., Class A  266,200                                       1,672
    o Micromuse, Inc.  180,800                                               775
    o Micros Systems, Inc.  38,800                                         2,294
    o Omnicell, Inc.  51,200                                                 529
   @o PalmOne, Inc.  107,000                                               3,100
   @o PTEK Holdings, Inc.  157,700                                         1,571
    o Scansource, Inc.  28,100                                             1,740
    o Zhone Technologies, Inc.  198,000                                      507
                                                                     -----------
                                                                          35,871
      BUSINESS SERVICES  14.5%
      --------------------------------------------------------------------------
   @o Road, Inc.  118,260                                                  745
      ABM Industries, Inc.  110,300                                        2,289
    o Administaff, Inc.  61,400                                              703
    o Advent Software, Inc.  75,140                                        1,567
    o The Advisory Board Co.  39,200                                       1,277
      Advo, Inc.  68,850                                                   2,200
    o Agile Software Corp.  116,600                                          996
    o Alderwoods Group, Inc.  89,000                                         902
   @o Altiris, Inc.  57,700                                                1,569
   @o American Superconductor Corp.  62,900                                  727
   @o AMN Healthcare Services, Inc.  65,033                                  767
    o Ansys, Inc.  68,000                                                  1,877
    o aQuantive, Inc.  138,120                                             1,236
   @o Ariba, Inc.  138,006                                                 2,118
    o Ask Jeeves, Inc.  127,500                                            3,287
    o Aspen Technology, Inc.  94,900                                         570
      Bowne & Co., Inc.  80,200                                              997
    o Bright Horizons Family Solutions, Inc.  29,900                       1,893
   =o CACI International, Inc., Class A  65,700                            4,006
    o Catalina Marketing Corp.  116,800                                    2,991
      CDI Corp.  44,900                                                      741
    o Cell Genesys, Inc.  102,900                                            675
    o Century Business Services, Inc.179,915                                 797
  @=o Cerner Corp.  77,700                                                 3,508
      Chemed Corp.  26,500                                                 1,602
    o Ciber, Inc.  135,600                                                 1,226
    o Clarent Corp.  105,200                                                   3
    o Connetics Corp.  80,060                                              2,152
    o CoStar Group, Inc.  40,600                                           1,639
    o Cross Country Healthcare, Inc.  72,500                               1,075
    o CSG Systems International, Inc.  112,400                             1,889
   @o CuraGen Corp.  115,600                                                 570
    o Dendrite International, Inc.  94,030                                 1,378
    o Digital Insight Corp.  77,800                                        1,218
   @o Digital River, Inc.  72,100                                          2,401
    o Digitas, Inc.  129,700                                               1,167
    o Diversa Corp.  97,000                                                  836
    o Dot Hill Systems Corp.  100,200                                        626
    o E.piphany, Inc.  174,300                                               763
   @o Echelon Corp.  93,300                                                  659
    o Eclipsys Corp.  99,400                                               1,687
    o eFunds Corp.  107,000                                                2,107
    o Embarcadero Technologies, Inc.  61,000                                 496
    o Encysive Pharmaceuticals, Inc.  119,100                              1,040
    o Epicor Software Corp.  112,700                                       1,732
    o eResearch Technology, Inc.  114,700                                  1,341
    o Euronet Worldwide, Inc.  68,200                                      1,563
    o Exelixis, Inc.  162,100                                              1,443
   @o F5 Networks, Inc.  78,280                                            3,127
    o FileNet Corp.  89,100                                                2,480
    o Forrester Research, Inc.  51,000                                       787
    o FTI Consulting, Inc.  95,100                                         1,784
      G&K Services, Inc., Class A  47,250                                  1,856
    o Global Imaging Systems, Inc.  49,700                                 1,749
      Grey Global Group, Inc.  2,620                                       2,623
    o Harris Interactive, Inc.  129,500                                      881
    o Heidrick & Struggles International, Inc.  41,600                     1,191
    o Hewitt Associates, Inc., Class A  118,380                            3,318
    o Identix, Inc.  190,632                                               1,390
    o IDT Corp.  49,400                                                      649
    o IDX Systems Corp.  68,500                                            2,297
    o InFocus Corp.  90,800                                                  585
    o Informatica Corp.  194,220                                           1,517
    o Infospace, Inc.  71,390                                              3,748
    o infoUSA, Inc.  118,800                                               1,244
    o Internap Network Services Corp.  595,400                               458
    o Internet Security Systems  108,200                                   2,354
    o JDA Software Group, Inc.  65,700                                       738
      John H. Harland Co.  63,790                                          2,056
    o Keane, Inc.  130,900                                                 2,070
    o Korn/Ferry International  85,000                                     1,479
    o Labor Ready, Inc.  90,100                                            1,293
    o Lionbridge Technologies, Inc.  105,600                                 495
   =o Macrovision Corp.  106,140                                           2,870
    o Magma Design Automation, Inc.  76,600                                  993
    o Manhattan Associates, Inc.  66,700                                   1,372
    o Mantech International Corp., Class A  63,100                         1,364
    o Manugistics Group, Inc.  187,300                                       478

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o MAXIMUS, Inc.  49,690                                                1,351
    o Mentor Graphics Corp.  158,900                                       1,850
   @o MicroStrategy, Inc., Class A  36,500                                 2,189
   @o Mindspeed Technologies, Inc.  229,200                                  543
    o MPS Group, Inc.  237,000                                             2,496
    o MRO Software, Inc.  57,300                                             625
    @ Nautilus Group, Inc.  72,749                                         1,430
    o Navigant Consulting, Inc.  104,750                                   2,605
    o NCO Group, Inc.  71,860                                              1,922
      NDCHealth Corp.  81,770                                              1,373
    o NeighborCare, Inc.  100,700                                          2,581
    o Netegrity, Inc.  77,700                                                827
    o NetIQ Corp.  129,280                                                 1,639
      Newcastle Investment Corp.  78,600                                   2,406
    o NIC, Inc.  134,700                                                     567
    o Openwave Systems, Inc.  147,500                                      1,736
   @o Opsware, Inc.  181,700                                                 983
   @o Orbital Sciences Corp.  111,030                                      1,149
    o Packeteer, Inc.  75,300                                                929
    o Parametric Technology Corp.  583,075                                 3,026
    o Paxar Corp.  89,185                                                  1,967
    o PDI, Inc.  32,800                                                      938
    o Per-Se Technologies, Inc.  63,900                                      932
   @o Pre-Paid Legal Services, Inc.  37,300                                1,040
   @o Priceline.com, Inc.  84,300                                          1,681
    o Progress Software Corp.  81,180                                      1,612
    o ProQuest Co.  64,300                                                 1,676
    o QAD, Inc.  72,400                                                      553
   =o R.H. Donnelley Corp.  67,700                                         3,673
    o RealNetworks, Inc.  383,100                                          1,858
    @ Renaissance Learning, Inc.  70,800                                   1,347
    o Resources Connection, Inc.  51,800                                   2,175
    o Retek, Inc.  128,900                                                   712
    o RSA Security, Inc.  138,300                                          2,830
    o SafeNet, Inc.  53,880                                                1,650
    o Sapient Corp.  271,700                                               2,187
   @o Seachange International, Inc.  57,400                                  978
    o Secure Computing Corp.  82,000                                         643
    o Seebeyond Technology Corp.  189,800                                    595
    o Serena Software, Inc.  99,100                                        1,758
    o SonicWALL, Inc.  160,560                                               803
    o SourceCorp    37,000                                                   621
      Spartech Corp.  71,500                                               1,802
    o Spherion Corp.  137,600                                                989
    o SRA International, Inc., Class A  49,630                             2,668
      SS&C Technologies, Inc.  50,900                                      1,203
      The Standard Register Co.  54,700                                      581
      Startek, Inc.  32,800                                                  907
   @o STATS ChipPAC Ltd.  158,099                                            934
      Strayer Education, Inc.  31,400                                      3,047
    o SupportSoft, Inc.  96,600                                              490
    o Symyx Technologies, Inc.  72,700                                     1,779
    o TeleTech Holdings, Inc.  168,800                                     1,688
    o Telik, Inc.  98,000                                                  1,808
    o Tetra Technologies, Inc.  49,600                                     1,485
    o Transaction Systems Architects, Inc., Class A  84,300                1,382
   =o United Online, Inc.  141,500                                         1,329
    o URS Corp.  90,270                                                    2,491
    o Valueclick, Inc.  176,400                                            1,639
    o Verity, Inc.  84,500                                                 1,092
    o Vignette Corp.  632,000                                                702
    o Waste Connections, Inc.  106,950                                     3,371
      Watson Wyatt & Co. Holdings  74,880                                  1,988
   @o WebEx Communications, Inc.  98,200                                   2,160
    o webMethods, Inc.  117,700                                              816
    o Websense, Inc.  52,240                                               2,119
    o Wind River Systems, Inc.  183,500                                    2,457
    o Wireless Facilities, Inc.  151,600                                   1,119
@o(1) Wynn Resorts Ltd.  183,440                                          10,667
                                                                     -----------
                                                                         235,466
      CHEMICALS  2.2%
      --------------------------------------------------------------------------
      A. Schulman, Inc.  68,400                                            1,358
      Amcol International Corp.  66,800                                    1,175
      Arch Chemicals, Inc.  52,700                                         1,494
      Brady Corp., Class A  53,000                                         2,874
      Crompton Corp.  259,860                                              2,417
    o Entegris, Inc.  164,900                                              1,526
      Ferro Corp.  94,800                                                  1,997
      Georgia Gulf Corp.  71,100                                           3,219
      H.B. Fuller Co.  64,800                                              1,743
      MacDermid, Inc.  68,900                                              2,174
    o Millennium Chemicals, Inc.  139,900                                  3,005
    o NewMarket Corp  36,000                                                 807
    o OM Group, Inc.  59,900                                               1,976
    o PolyOne Corp.  208,800                                               1,581
    o Rogers Corp.  37,000                                                 1,588
      Rollins, Inc.  101,050                                               2,663
      Tredegar Corp.  85,000                                               1,424
    o Trex Co., Inc.  33,300                                               1,336
      WD-40 Co.  39,100                                                    1,105
                                                                     -----------
                                                                          35,462
      CONSTRUCTION  2.0%
      --------------------------------------------------------------------------
      American Woodmark Corp.  36,800                                      1,368
   @= Beazer Homes USA, Inc.  30,369                                       3,334
    o Ceradyne, Inc.  36,150                                               1,550
    @ Eagle Materials, Inc.  42,300                                        2,923
      ElkCorp    43,150                                                    1,215
    o EMCOR Group, Inc.  30,600                                            1,211
      Granite Construction, Inc.  87,825                                   2,132
    o Insituform Technologies, Inc., Class A  61,300                       1,215
    o Integrated Electrical Services, Inc.  82,600                           314

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      M/I Homes, Inc.  32,100                                              1,380
    o Mastec, Inc.  111,400                                                  770
    o NCI Building Systems, Inc.  44,100                                   1,418
   @o Palm Harbor Homes, Inc.  51,800                                        776
    o Quanta Services, Inc.  264,400                                       1,777
    = Simpson Manufacturing Co., Inc.  52,700                              3,388
    o Surebeam Corp., Class A  132,000                                         2
      Texas Industries, Inc.  48,000                                       2,445
   @o USG Corp.  97,400                                                    2,181
      Walter Industries, Inc.  84,000                                      1,429
    o WCI Communities, Inc.  99,700                                        2,353
                                                                     -----------
                                                                          33,181
      CONSUMER DURABLES  1.1%
      --------------------------------------------------------------------------
    o Champion Enterprises, Inc.  157,000                                  1,710
    o Genlyte Group, Inc.  30,600                                          2,251
    o Griffon Corp.  67,800                                                1,508
      Haverty Furniture Cos., Inc.  41,900                                   707
    o Helen of Troy Ltd.  58,500                                           1,553
      Kimball International, Inc., Class B  86,400                         1,171
    = La-Z-Boy, Inc.  119,400                                              1,575
    o Red Robin Gourmet Burgers, Inc.  35,600                              1,485
   @o Select Comfort Corp.  82,800                                         1,417
      Thomas Industries, Inc.  39,100                                      1,322
    @ Toro Co.  54,500                                                     3,720
                                                                     -----------
                                                                          18,419
      CONTAINERS  0.3%
      --------------------------------------------------------------------------
      Greif, Inc., Class A  50,800                                         2,111
      Silgan Holdings, Inc.  41,200                                        1,955
                                                                     -----------
                                                                           4,066
      ELECTRONICS  7.8%
      --------------------------------------------------------------------------
    o Actel Corp.  59,000                                                    895
      Acuity Brands, Inc.  94,700                                          2,512
      Agilysys, Inc.  70,400                                               1,203
      Anixter International, Inc.  77,600                                  2,998
    o Arris Group, Inc.  199,600                                             928
    o Artisan Components, Inc.  51,500                                     1,666
    o Aspect Communications Corp.  133,100                                 1,266
    o Asyst Technologies, Inc.  108,700                                      582
    o ATMI, Inc.  70,800                                                   1,653
   @o Avanex Corp.  310,400                                                  854
    o Axcelis Technologies, Inc.  222,400                                  1,913
      Belden CDT, Inc.  106,537                                            2,368
   =o Benchmark Electronics, Inc.  88,550                                  3,008
   @o Biolase Technology, Inc.  55,500                                       379
   @o Broadwing Corp.  109,090                                               621
    o Brooks Automation, Inc.  101,424                                     1,509
    o Bruker BioSciences Corp.  206,700                                      713
      C&D Technologies, Inc.  57,600                                       1,031
    o C-COR.net Corp.  98,700                                                742
   =o Cabot Microelectronics Corp.  55,600                                 2,003
    o CCC Information Services Group, Inc.  45,963                           842
    o Celera Genomics Group -- Applera Corp.  165,430                      2,121
    o Cepheid, Inc.  94,000                                                  848
    o Checkpoint Systems, Inc.  86,200                                     1,474
    o Cirrus Logic, Inc.  186,800                                            943
   =o CMGI, Inc.  909,900                                                  1,247
    o Coherent, Inc.  68,400                                               1,650
      Cohu, Inc.  48,600                                                     762
    o CommScope, Inc.  114,450                                             2,061
    o Comtech Telecommunications Corp.  32,200                               883
    o Cox Radio, Inc., Class A  95,400                                     1,517
    o Credence Systems Corp.  214,400                                      1,619
      CTS Corp.  77,000                                                    1,017
      Cubic Corp.  60,800                                                  1,338
    o Cyberonics    53,600                                                 1,006
    o Daktronics, Inc.  42,300                                             1,044
    o Dionex Corp.  47,000                                                 2,632
    o DSP Group, Inc.  57,900                                              1,148
    o Dupont Photomasks, Inc.  36,300                                        952
    o Electro Scientific Industries, Inc.  63,700                          1,080
    o ESS Technology, Inc.  90,300                                           591
    o Exar Corp.  92,372                                                   1,387
    o Excel Technology, Inc.  26,700                                         673
    o Faro Technologies, Inc.  31,400                                        780
    o FEI Co.  75,400                                                      1,460
   @o FuelCell Energy, Inc.  109,300                                       1,348
    o Genesis Microchip, Inc.  73,600                                      1,043
    o Harmonic, Inc.  164,800                                              1,371
    o Hollywood Entertainment Corp.  136,600                               1,328
   @o Hutchinson Technology, Inc.  59,160                                  1,988
    o Integrated Silicon Solutions, Inc.  78,800                             592
    o Intermagnetics General Corp.  62,171                                 1,585
    o Kopin Corp.  161,400                                                   591
   @o Kulicke & Soffa Industries, Inc. 116,600                               833
   =o Lattice Semiconductor Corp. 256,600                                  1,275
    o Littelfuse, Inc.  50,320                                             1,641
   =o Macromedia, Inc.  150,600                                            4,087
    o Mattson Technology, Inc.  111,300                                      934
    o Mercury Computer Systems, Inc.  48,100                               1,215
      Methode Electronics, Class A  81,700                                 1,097
   @o Microsemi Corp.  133,000                                             2,067
    o MRV Communications, Inc.  245,100                                      850
      MTS Systems Corp.  47,500                                            1,225
    o Mykrolis Corp.  95,000                                                 998
    o Netopia, Inc.  31,600                                                   79
    o Newport Corp.  88,400                                                  998
    o Oplink Communications, Inc.  335,600                                   646

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Park Electrochemical Corp.  44,550                                     936
    o Photon Dynamics, Inc.  38,000                                          695
    o Pinnacle Systems, Inc.  157,900                                        736
    o Pixelworks, Inc.  100,600                                            1,136
    o Plexus Corp.  95,200                                                 1,180
    o Power Integrations, Inc.  69,600                                     1,489
    o Power-One, Inc.  192,100                                             1,349
    o Powerwave Technologies, Inc.  233,500                                1,744
    o Quantum Corp.  413,600                                               1,108
    o Rayovac Corp.  76,800                                                1,913
    o Remec, Inc.  111,300                                                   613
    o Rofin-Sinar Technologies, Inc.  32,900                                 986
    o Rudolph Technologies, Inc.  37,500                                     566
    o ScanSoft, Inc.  237,500                                                920
    o Silicon Image, Inc.  168,400                                         2,307
    o Silicon Storage Technology, Inc.  217,700                            1,622
      Spectralink Corp.  43,100                                              526
    o Standard Microsystems Corp.  41,400                                    912
    o Stratex Networks, Inc.  193,200                                        351
    o Superconductor Technologies, Inc.  111,000                             118
    o Synaptics, Inc.  56,000                                              1,772
    o Technitrol, Inc.  91,600                                             1,495
    o Tekelec    141,800                                                   3,165
      Tektronix, Inc.  --                                                     --
    o Terayon Communication Systems Corp.  169,200                           277
    o THQ, Inc.  84,210                                                    1,592
    o Transmeta Corp.  394,700                                               825
    o Triquint Semiconductor, Inc.  306,900                                1,093
    o TTM Technologies, Inc.  92,000                                         862
   =o Varian, Inc.  74,500                                                 2,718
    o Viasat, Inc.  60,000                                                 1,133
    o Vicor Corp.  69,600                                                    647
    o Wilson Greatbatch Technologies, Inc.  48,400                           820
    o Zoran Corp.  97,200                                                    981
                                                                     -----------
                                                                         126,297
      ENERGY: RAW MATERIALS  3.4%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.  31,400                                        1,506
      Berry Petroleum Co., Class A  48,900                                 1,866
      Cabot Oil & Gas Corp.  74,500                                        3,152
      CARBO Ceramics, Inc.  35,300                                         2,550
    o Cimarex Energy Co.  93,900                                           3,369
    o Denbury Resources, Inc.  117,600                                     2,916
   @o Grey Wolf, Inc.  422,680                                             2,190
    o Hanover Compressor Co.  190,700                                      2,483
    o Headwaters, Inc.  76,400                                             2,407
    o Hydril Co.  36,400                                                   1,601
   @o KFX, Inc.  125,600                                                   1,173
    o Kirby Corp.  55,000                                                  2,310
    o McDermott International, Inc.  150,600                               2,056
      NL Industries, Inc.  109,700                                         2,189
    o Offshore Logistics, Inc.  51,200                                     1,851
    o Oil States International, Inc.  110,700                              2,032
      Penn Virginia Corp.  41,000                                          1,476
      Range Resources Corp.  153,900                                       2,416
    o Seacor Holdings, Inc.  38,750                                        1,845
    o Southwestern Energy Co.  81,820                                      3,759
    o Swift Energy Co.  60,700                                             1,472
   @o TC Pipelines L.P.  37,500                                            1,425
      Unit Corp.  99,500                                                   3,690
      USEC, Inc.  187,800                                                  1,814
    o W-H Energy Services, Inc.  62,100                                    1,264
      World Fuel Services Corp.  24,800                                      846
                                                                     -----------
                                                                          55,658
      FOOD & AGRICULTURE  1.2%
      --------------------------------------------------------------------------
    @ American Italian Pasta Co., Class A  40,200                            816
    o Chiquita Brands International, Inc.  92,300                          1,663
      Delta & Pine Land Co.  87,100                                        2,292
      Farmer Brothers Co.  32,600                                            870
    o Fisher Communications, Inc.  19,800                                    932
    o Hain Celestial Group, Inc.  79,743                                   1,290
    @ Interstate Bakeries    104,600                                         430
      Lance, Inc.  66,000                                                  1,114
    o Ralcorp Holdings, Inc.  64,166                                       2,358
      Sanderson Farms, Inc.  45,100                                        1,465
      Sensient Technologies Corp.  105,600                                 2,294
   @o Tejon Ranch Co.  32,800                                              1,177
    o United Natural Foods, Inc.  83,000                                   2,257
   @o VistaCare, Inc., Class A  35,200                                       546
    o Wild Oats Markets, Inc.  48,000                                        292
                                                                     -----------
                                                                          19,796
      GOLD  0.0%
      --------------------------------------------------------------------------
      Royal Gold, Inc.  47,900                                               767

      HEALTHCARE / DRUGS & MEDICINE  11.0%
      --------------------------------------------------------------------------
   =o Abgenix, Inc.  198,700                                               1,810
    o Accelrys, Inc.  56,100                                                 323
    o Advanced Medical Optics, Inc.  79,400                                3,105
    o Advanced Neuromodulation Systems, Inc.  45,900                       1,461
    o Albany Molecular Research, Inc.  73,100                                630
    o Alexion Pharmaceuticals, Inc.  61,300                                1,094
      Alpharma, Inc., Class A  116,900                                     1,981
   @o American Healthways, Inc.  73,900                                    2,230
    o American Medical Systems Holdings, Inc.  70,700                      2,623

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o AMERIGROUP Corp.  55,600                                             3,336
    o Amsurg Corp.  68,250                                                 1,596
   @o Antigenics, Inc.  104,200                                              705
    o Ariad Pharmaceuticals, Inc.  120,500                                   683
      Arrow International, Inc.  92,900                                    2,654
   @o Arthrocare Corp.  48,200                                             1,485
   @o Atherogenics, Inc.  78,300                                           2,344
    o Atrix Labs, Inc.  49,800                                             1,543
    o Beverly Enterprises, Inc.  243,300                                   2,114
    o BioMarin Pharmaceuticals, Inc.  146,100                                603
   @o Biosite, Inc.  35,000                                                1,708
      Cambrex Corp.  57,600                                                1,289
    o Centene Corp.  45,150                                                2,141
    o Charles River Laboratories International, Inc.  40,954               1,916
    o Conmed Corp.  67,900                                                 1,906
    o Corvel Corp.  24,700                                                   646
    o Cubist Pharmaceuticals, Inc.  91,200                                   931
   @o CV Therapeutics, Inc.  72,000                                        1,205
      Datascope Corp.  33,500                                              1,087
    o Dendreon Corp.  125,500                                              1,298
    = Diagnostic Products Corp.  65,400                                    2,887
    o Digene Corp.  44,800                                                 1,127
    o Discovery Laboratories, Inc.  104,900                                  714
    o DJ Orthopedics, Inc.  48,600                                           829
    o Encore Medical Corp.  98,900                                           508
    o Enzo Biochem, Inc.  71,464                                           1,264
    o Enzon Pharmaceuticals, Inc.  99,560                                  1,610
    o Epix Medical, Inc.  51,900                                             811
    o First Horizon Pharmaceutical Corp.  81,200                           1,996
    o Genesis HealthCare Corp.  45,484                                     1,395
   @o Genta, Inc.  178,400                                                   446
   @o Geron Corp.  96,900                                                    761
    o Haemonetics Corp.  56,600                                            1,859
    o HealthExtras, Inc.  73,800                                           1,053
   @o ICU Medical, Inc.  31,000                                              696
    o Ii-Vi, Inc.  31,400                                                  1,075
    o Ilex Oncology, Inc.  82,400                                          2,081
    o Immucor, Inc.  67,550                                                2,084
    o Impax Laboratories, Inc.  131,600                                    1,942
   @o Incyte Corp.  165,100                                                1,717
    o Inspire Pharmaceuticals, Inc.  86,400                                1,353
    o Integra LifeSciences Holdings Corp.  65,200                          2,092
   @o InterMune, Inc.  72,500                                                940
    o Intuitive Surgical, Inc.  74,900                                     2,186
    = Invacare Corp.  67,700                                               3,126
   @o Inverness Medical Innovations, Inc.  46,100                            953
    o Isis Pharmaceuticals, Inc.  129,600                                    603
    o Kindred Healthcare, Inc.  80,200                                     1,933
    o Kyphon, Inc.  87,700                                                 2,203
      Landauer, Inc.  20,400                                                 995
    o Lexicon Genetics, Inc.  145,400                                        947
   =o LifePoint Hospitals, Inc.  85,800                                    2,782
   @o Ligand Pharmaceuticals, Inc., Class B  167,600                       1,494
   @o Medarex, Inc.  174,900                                               1,331
      Mentor Corp.  95,600                                                 3,327
    o Merit Medical Systems, Inc.  60,054                                    622
  @=o MGI Pharma, Inc.  153,200                                            4,086
      Mine Safety Appliances Co.  88,000                                   3,319
    o Myriad Genetics, Inc.  68,200                                        1,209
    o Nabi Biopharmaceuticals    130,976                                   1,814
    o Nektar Therapeutics    179,460                                       2,586
    o Noven Pharmacuticals, Inc.  53,000                                   1,195
   @o NPS Pharmacuticals, Inc.  85,100                                     1,454
      Oakley, Inc.  142,200                                                1,806
   @o OCA, Inc.  115,400                                                     477
    o Ocular Sciences, Inc.  54,600                                        2,667
    o Odyssey HealthCare, Inc.  82,850                                       640
    o Onyx Pharmaceuticals, Inc.  77,800                                   2,183
      Owens & Minor, Inc.  87,900                                          2,302
    o Parexel International Corp.  59,500                                  1,145
   =o Pediatrix Medical Group, Inc.  52,300                                2,942
      Perrigo Co.  153,000                                                 2,782
    @ PolyMedica Corp.  59,500                                             2,082
    o Priority Healthcare Corp., Class B  83,600                           1,510
    o Province Healthcare Co.  112,300                                     2,408
    o PSS World Medical, Inc.  147,000                                     1,656
   @o Regeneron Pharmaceuticals, Inc.  120,800                               878
    o RehabCare Group, Inc.  37,000                                          850
   =o Resmed, Inc.  76,200                                                 3,581
   @o Serologicals Corp.  55,600                                           1,315
    o Sierra Health Services, Inc.  62,200                                 2,968
    o Sola International, Inc.  72,400                                     1,389
   @o Sunrise Senior Living, Inc.  46,500                                  1,772
   @o SuperGen, Inc.  98,000                                                 598
   @o SurModics, Inc.  40,200                                              1,079
    o Sybron Dental Specialties, Inc.  86,000                              2,801
   @o Tanox, Inc.  100,040                                                 1,571
   @o Thoratec Corp.  128,800                                              1,131
    o Transkaryotic Therapies, Inc.  78,800                                1,364
    o United Surgical Partners International, Inc.  63,900                 2,237
    o United Therapeutics Corp.  48,400                                    1,513
   @o USANA Health Sciences, Inc.  43,400                                  1,295
    o Ventana Medical Systems, Inc.  34,200                                1,851
    o Vertex Pharmaceuticals, Inc.  177,400                                1,930
    o Viasys Healthcare, Inc.  70,410                                      1,203
   =o Vicuron Pharmaceuticals, Inc.  122,900                               1,723
   =o Visx, Inc.  110,700                                                  1,846
      West Pharmaceutical Services, Inc.  67,200                           1,540
    o Wright Medical Group, Inc.  73,900                                   1,909

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o XOMA Ltd.  195,400                                                     401
                                                                     -----------
                                                                         179,197
      HOUSEHOLD PRODUCTS  0.1%
      --------------------------------------------------------------------------
    o Elizabeth Arden, Inc.  62,800                                        1,506
    o Playtex Products, Inc.  138,800                                        870
                                                                     -----------
                                                                           2,376
      INSURANCE  3.1%
      --------------------------------------------------------------------------
      Alfa Corp.  177,100                                                  2,462
    o Argonaut Group, Inc.  63,000                                         1,166
      Baldwin & Lyons, Inc., Class B  35,600                                 893
    o CNA Surety Corp.  98,500                                             1,159
      Commerce Group, Inc.  74,100                                         3,750
      Delphi Financial Group, Inc., Class A  70,676                        2,889
      FBL Financial Group, Inc., Class A  64,700                           1,676
      Great American Financial Resources, Inc.  107,750                    1,692
      Harleysville Group, Inc.  67,800                                     1,412
      Hooper Holmes, Inc.  148,500                                           780
      Horace Mann Educators Corp.  96,100                                  1,634
      Kansas City Life Insurance Co.  27,500                               1,127
      Liberty Corp.  43,600                                                1,763
    o Navigators Group, Inc.  28,900                                         852
    o Ohio Casualty Corp.  131,100                                         2,737
    o Philadelphia Consolidated Holding Co.  50,000                        2,899
      Presidential Life Corp.  67,300                                      1,075
    o ProAssurance Corp.  64,796                                           2,313
      RLI Corp.  56,950                                                    2,166
    @ Selective Insurance Group, Inc.  62,800                              2,454
      State Auto Financial Corp.  88,400                                   2,515
      Sterling Financial Corp.  49,350                                     1,308
      Stewart Information Services Corp.  38,400                           1,629
    o Triad Guaranty, Inc.  32,700                                         1,782
    o UICI    98,800                                                       2,922
      United Fire & Casualty Co.  22,800                                   1,371
    o USI Holdings Corp.  106,200                                          1,032
    @ Zenith National Insurance Corp.  42,600                              1,750
                                                                     -----------
                                                                          51,208
      MEDIA  2.1%
      --------------------------------------------------------------------------
    o Adolor Corp.  89,000                                                 1,054
    o AMC Entertainment, Inc.  83,600                                      1,606
    o Applied Films Corp.  33,800                                            784
      Banta Corp.  56,800                                                  2,310
    @ Blockbuster, Inc., Class A  85,600                                     582
    o CNET Networks, Inc.  307,300                                         2,511
    o Consolidated Graphics, Inc.  30,700                                  1,311
    o Entravision Communications Corp., Class A  135,500                   1,091
    o Gaylord Entertainment Co.  84,600                                    2,835
      Gray Television, Inc.  109,400                                       1,453
    o Information Holdings, Inc.  47,300                                   1,295
    o Insight Communications Co., Class A  133,100                         1,126
    o Journal Register Co.  93,500                                         1,758
    o Lin TV Corp., Class A  60,400                                        1,098
    o Mediacom Communications Corp., Class A  268,600                      1,759
      Movie Gallery, Inc.  74,900                                          1,212
    o Primedia, Inc.  596,000                                              1,520
      Pulitzer, Inc.  22,400                                               1,181
    @ Regal Entertainment Group, Class A  120,100                          2,391
    o Salem Communications Corp., Class A  47,100                          1,177
      Sinclair Broadcast Group, Inc., Class A  190,300                     1,332
    o Spanish Broadcasting System, Class A  146,716                        1,485
   @o Tivo, Inc.  179,800                                                  1,209
    o Valuevision Media, Inc., Class A  84,200                               879
                                                                     -----------
                                                                          34,959
      MISCELLANEOUS  0.3%
      --------------------------------------------------------------------------
    o Coinstar, Inc.  48,600                                               1,255
   @o NetFlix, Inc.  115,600                                               1,095
    o Salix Pharmaceuticals Ltd.  82,200                                   1,318
    o Saxon Capital, Inc.  66,000                                          1,267
                                                                     -----------
                                                                           4,935
      MISCELLANEOUS FINANCE  5.3%
      --------------------------------------------------------------------------
      1st Source Corp.  47,800                                             1,296
      Amcore Financial, Inc.  55,650                                       1,693
    o Bankunited Financial Corp., Class A  67,700                          2,014
      Blackrock, Inc., Class A  41,200                                     3,028
    o Boca Resorts, Inc., Class A  90,800                                  2,152
      Cash America International, Inc.  64,470                             1,631
 =(6) Cathay General Bancorp., Inc.  112,400                               4,429
      Central Pacific Financial Co.  46,400                                1,418
      CharterMac    110,900                                                2,568
      The Commercial Capital Bancorp, Inc.  119,033                        2,670
      Commercial Federal Corp.  86,900                                     2,417
    o CompuCredit Corp.  100,300                                           1,909
    o Corrections Corp. of America  79,900                                 2,777
      CVB Financial Corp.  110,174                                         2,732
    = Downey Financial Corp.  60,440                                       3,340

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
  (7) East-West Bancorp, Inc.  109,700                                     4,392
    o eSpeed, Inc., Class A  99,440                                          979
      Fidelity Bankshares, Inc.  34,400                                    1,337
    o Financial Federal Corp.  42,700                                      1,593
      First Community Bancorp  34,800                                      1,461
      First Financial Corp. Indiana  31,000                                  979
      First Financial Holdings, Inc.  29,000                                 881
      Glacier Bancorp, Inc.  55,687                                        1,763
      Hudson River Bancorp  68,800                                         1,349
      IBERIABANK Corp.  14,700                                               897
      Independent Bank Corp. Michigan  44,720                              1,215
    o Investment Technology Group, Inc.  99,400                            1,531
   =o La Quinta Corp.  396,700                                             3,193
    o LabOne, Inc.  38,900                                                 1,167
   @o LaBranche & Co., Inc.  135,700                                         962
      MB Financial, Inc.  61,600                                           2,633
      MCG Capital Corp.  87,800                                            1,560
    o Meritage Corp.  27,600                                               2,448
      The Midland Co.  42,800                                              1,183
    o National Western Life Insurance Co., Class A  7,500                  1,126
      Northwest Bancorp, Inc.  108,349                                     2,579
    o Ocwen Financial Corp.  138,260                                       1,037
   @o Portfolio Recovery Associates, Inc.  35,100                          1,184
      Provident Financial Services, Inc.  20,838                             375
      United Community Banks, Inc. Georgia  77,500                         1,866
@o(2) UnitedGlobalCom, Inc., Class A  858,200                              6,419
      Value Line, Inc.  23,400                                               847
      Waypoint Financial Corp.  73,700                                     2,024
    o World Acceptance Corp.  41,000                                         959
                                                                     -----------
                                                                          86,013
      NON-DURABLES & ENTERTAINMENT  2.7%
      --------------------------------------------------------------------------
   @o AFC Enterprises, Inc.  67,900                                        1,472
   =o CEC Entertainment, Inc.  80,850                                      3,074
      Churchill Downs, Inc.  30,200                                        1,147
   @o CKE Restaurants, Inc.  127,200                                       1,535
   @o Electronics Boutique Holdings Corp.  55,300                          1,888
      Handleman Co.  53,400                                                1,149
    o Hibbet Sporting Goods, Inc.  50,950                                  1,139
      IHOP Corp.  44,100                                                   1,689
    o Isle of Capri Casinos, Inc.  63,600                                  1,441
    o Jack in the Box, Inc.  81,900                                        2,733
      Landry's Restaurants, Inc.  60,400                                   1,636
   @o Leapfrog Enterprises, Inc.  132,700                                  1,619
      Lone Star Steakhouse & Saloon, Inc.  47,500                          1,145
   @o P.F. Chang's China Bistro, Inc.  58,000                              2,949
   @o Papa John's International, Inc.  39,700                              1,282
    o Penn National Gaming, Inc.  90,240                                   3,748
    o Rare Hospitality International Inc.  76,050                          2,107
      Russ Berrie & Co., Inc.  47,400                                        988
    o Ryan's Restaurant Group, Inc.  92,250                                1,291
    o Sotheby's Holdings, Inc., Class A  140,800                           2,632
    o The Steak N Shake Co.  62,100                                        1,023
    o Stewart Enterprises, Inc., Class A  229,900                          1,637
      The Topps Co., Inc.  93,400                                            941
      Triarc Cos., Class B  137,200                                        1,568
      Tupperware Corp.  132,500                                            2,211
                                                                     -----------
                                                                          44,044
      NON-FERROUS METALS  0.9%
      --------------------------------------------------------------------------
    o Century Aluminum Co.  68,500                                         1,585
      Commercial Metals Co.  61,366                                        2,218
      Gibraltar Industries, Inc.  44,300                                   1,551
    o Hecla Mining Co.  269,200                                            1,814
      Minerals Technologies, Inc.  45,800                                  2,753
      Reliance Steel & Aluminum Co.  73,375                                2,518
      Southern Peru Copper Corp.  32,000                                   1,382
                                                                     -----------
                                                                          13,821
      OIL: DOMESTIC  2.8%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc.  86,700                                 3,070
    o Comstock Resources, Inc.  76,600                                     1,685
    o Encore Acquisition Co.  72,500                                       2,367
    o Energy Partners Ltd.  73,300                                         1,287
      Frontier Oil Corp.  59,500                                           1,463
    o Global Industries Ltd.  251,700                                      1,689
      Holly Corp.  71,850                                                  1,764
    o KCS Energy, Inc.  111,200                                            1,513
    o Magnum Hunter Resources, Inc.  193,300                               2,339
 o(9) Plains Exploration & Production Co.  167,478                         4,187
   @o Quicksilver Resources, Inc.  107,600                                 3,403
    o Remington Oil & Gas Corp.  60,800                                    1,547
    o Spinnaker Exploration Co.  76,410                                    2,439
      St. Mary Land & Exploration Co.  63,500                              2,504
    o Stone Energy Corp.  56,740                                           2,336
    o Superior Energy Services, Inc.  169,500                              2,185
 o(5) Tesoro Petroleum Corp.  148,100                                      4,485
    o Universal Compression Holdings, Inc.  70,600                         2,441
      Vintage Petroleum, Inc.  147,200                                     3,091
                                                                     -----------
                                                                          45,795

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
    o August Technology Corp.  40,700                                        317
    o Photronics, Inc.  74,000                                             1,299
                                                                     -----------
                                                                           1,616
      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc.  84,000                                     886
    o Caraustar Industries, Inc.  64,700                                     962
      Chesapeake Corp.  43,300                                             1,005
      Glatfelter  99,600                                                   1,238
    o Longview Fibre Co.  116,200                                          1,789
      Potlatch Corp.  63,000                                               2,967
      Rock-Tennessee Co., Class A  79,600                                  1,238
      Universal Forest Products, Inc.  40,100                              1,471
      Wausau-Mosinee Paper Corp.  115,025                                  1,799
                                                                     -----------
                                                                          13,355
      PRODUCER GOODS & MANUFACTURING  6.0%
      --------------------------------------------------------------------------
    o Actuant Corp., Class A  49,900                                       1,980
    o Advanced Energy Industries, Inc.  74,400                               734
    o Aeroflex, Inc.  168,900                                              1,875
      Albany International Corp., Class A  73,783                          2,215
      Applied Industrial Technologies, Inc.  44,100                        1,641
    = Aptargroup, Inc.  79,100                                             3,711
      Baldor Electric Co.  74,620                                          1,748
      Barnes Group, Inc.  52,100                                           1,355
      Clarcor, Inc.  54,250                                                2,675
    o Cuno, Inc.  37,900                                                   2,179
      Curtiss-Wright Corp.  44,700                                         2,495
      Federal Signal Corp.  109,200                                        1,815
      Franklin Electric Co., Inc.  46,800                                  1,796
    o Gardner Denver, Inc.  45,300                                         1,358
      Helix Technology Corp.  59,200                                         831
    = Hughes Supply, Inc.  133,800                                         3,801
    = IDEX Corp.  108,300                                                  3,996
   @o Ionics, Inc.  51,200                                                 1,459
    o Jacuzzi Brands, Inc.  170,900                                        1,478
    o Jarden Corp.  61,700                                                 2,167
      JLG Industries, Inc.  98,800                                         1,648
      Kaydon Corp.  64,100                                                 1,897
    = Kennametal, Inc.  79,300                                             3,690
   =o Kos Pharmaceuticals, Inc.  79,200                                    2,827
      Lennox International, Inc.  128,500                                  1,858
      Libbey, Inc.  31,191                                                   566
      Lincoln Electric Holdings, Inc.  92,400                              3,084
    o Lone Star Technologies, Inc.  65,400                                 1,727
      Manitowoc Co., Inc.  60,562                                          2,138
      Matthews International Corp., Class A  72,900                        2,443
    o Maverick Tube Corp.  96,200                                          2,537
    o Moog, Inc., Class A  58,250                                          2,186
      MSC Industrial Direct Co., Class A  94,000                           3,209
      NACCO Industries, Inc., Class A  15,850                              1,481
    o Oceaneering International, Inc.  56,400                              2,005
   @o Plug Power, Inc.  165,600                                              991
      Regal Beloit Corp.  56,000                                           1,310
    o Safeguard Scientifics, Inc.  277,300                                   463
      Sauer-Danfoss, Inc.  107,600                                         1,948
    o Sequa Corp., Class A  23,800                                         1,285
   @o The Shaw Group, Inc.  143,900                                        1,754
   @o Sonic Solutions, Inc.  49,100                                          975
      Steelcase, Inc., Class A  115,000                                    1,506
      Stewart & Stevenson Services, Inc.  65,300                           1,110
      Tecumseh Products Co., Class A  42,000                               1,818
      Tennant Co.  20,500                                                    836
    o Triumph Group, Inc.  35,900                                          1,234
    o Tyler Technologies, Inc.  94,000                                       820
    o Ultratech Stepper, Inc.  54,600                                        929
      Valmont Industries, Inc.  54,500                                     1,185
      Watsco, Inc.  51,100                                                 1,454
      Watts Water Technologies, Inc., Class A  72,000                      1,868
      Woodward Governor Co.  25,600                                        1,550
                                                                     -----------
                                                                          97,641
      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
    o Genesee & Wyoming, Inc., Class A  51,700                             1,309
    o Kansas City Southern Railway  142,500                                2,415
    o RailAmerica, Inc.  76,800                                              852
      Westinghouse Air Brake Technologies Corp.  99,221                    2,011
                                                                     -----------
                                                                           6,587
      REAL PROPERTY  6.3%
      --------------------------------------------------------------------------
    o Alexander's, Inc.  11,300                                            2,233
      Alexandria Real Estate Equities, Inc.  43,900                        2,900
      American Home Mortgage Investment Corp.  89,400                      2,470
      AMLI Residential Properties    54,500                                1,715
      Anthracite Capital, Inc.  115,100                                    1,333
    @ Anworth Mortgage Asset Corp.  101,200                                1,035
      Bedford Property Investors, Inc.  37,500                             1,078
    = Brandywine Realty Trust  119,300                                     3,510
      Capital Automotive Real Estate Investment Trust  81,300              2,623

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Colonial Properties Trust  61,400                                    2,393
      Commercial Net Lease Realty  117,600                                 2,261
      Cornerstone Realty Income Trust, Inc.  125,900                       1,236
      Corporate Office Properties Trust SBI    77,200                      2,117
      CRT Properties, Inc.  60,800                                         1,347
      EastGroup Properties, Inc.  47,400                                   1,679
      Entertainment Properties Trust 53,600                                2,139
      Equity Inns, Inc.  101,700                                             966
    o FelCor Lodging Trust, Inc.  135,200                                  1,571
      Gables Residential Trust  65,700                                     2,398
      Getty Realty Corp.  55,900                                           1,572
      Glenborough Realty Trust, Inc.  72,400                               1,520
      Glimcher Realty Trust    80,500                                      2,079
    o Homestore, Inc.  274,000                                               670
      IMPAC Mortgage Holdings, Inc.  139,600                               3,156
      Investors Real Estate Trust  91,900                                    933
    o Jones Lang LaSalle, Inc.  72,400                                     2,317
      Kilroy Realty Corp.  60,600                                          2,409
      Kramont Realty Trust    55,400                                       1,045
      LaSalle Hotel Properties    60,900                                   1,749
      Lexington Corp. Properties Trust  109,500                            2,457
      LNR Property Corp.  44,900                                           2,808
      Manufactured Home Communities, Inc.  51,600                          1,780
    o Meristar Hospitality Corp.  200,000                                  1,168
      MFA Mortgage Investments, Inc.  165,100                              1,393
      Mid-America Apartment Communities, Inc.  46,200                      1,817
      National Health Investors, Inc.  62,300                              1,782
  (8) New Century Financial Corp.  77,200                                  4,258
    @ Novastar Financial, Inc.  53,200                                     2,302
      Parkway Properties, Inc.  24,700                                     1,254
      Post Properties, Inc.  85,500                                        2,744
      PS Business Parks, Inc.  49,400                                      2,170
      RAIT Investment Trust    57,200                                      1,528
      Ramco-Gershenson Properties    38,100                                1,029
      Redwood Trust, Inc.  47,500                                          2,858
      Saul Centers, Inc.  36,600                                           1,189
      Senior Housing Properties Trust  135,800                             2,548
      Sovran Self Storage, Inc.  33,700                                    1,317
      Summit Properties, Inc.  71,300                                      2,163
      Sun Communities, Inc.  42,800                                        1,664
      Tanger Factory Outlet Centers  30,800                                1,455
      Taubman Centers, Inc.  107,400                                       3,082
      The Town & Country Trust  39,000                                     1,077
    o Trammell Crow Co.  84,400                                            1,304
      US Restaurant Properties, Inc.  51,700                                 916
                                                                     -----------
                                                                         102,517
      RETAIL  3.4%
      --------------------------------------------------------------------------
    o A.C. Moore Arts & Crafts, Inc.  43,200                               1,113
      Aaron Rents, Inc.  105,850                                           2,297
    o Big 5 Sporting Goods Corp.  52,100                                   1,323
      Burlington Coat Factory Warehouse Corp.  100,540                     2,219
      Casey's General Stores, Inc.  111,600                                1,987
      The Cato Corp., Class A  45,600                                      1,047
    o Central Garden & Pet Co.  40,600                                     1,450
    o Charming Shoppes, Inc.  260,200                                      1,985
    o The Children's Place Retail Stores, Inc.  60,820                     1,878
      Christopher & Banks Corp.  85,950                                    1,397
    o Cost Plus, Inc.  50,000                                              1,615
    o The Dress Barn, Inc.  64,800                                         1,039
    o Drugstore.com, Inc.  178,700                                           568
      The Finish Line, Class A  54,100                                     1,874
    o Guitar Center, Inc.  53,460                                          2,386
    o The Gymboree Corp.  70,100                                             848
    o Insight Enterprises, Inc.  109,450                                   2,031
    o Jo-Ann Stores, Inc.  50,910                                          1,255
      Longs Drug Stores Corp.  84,100                                      2,077
    o The Men's Wearhouse, Inc.  82,250                                    2,556
    o Payless Shoesource, Inc.  155,610                                    1,480
    o Petco Animal Supplies, Inc.  32,800                                  1,173
      Ruddick Corp.  103,500                                               2,083
   @o School Specialty, Inc.  41,700                                       1,706
    o Sharper Image Corp.  34,300                                            702
    o ShopKo Stores, Inc.  66,100                                          1,140
    o Too, Inc.  77,800                                                    1,713
   =o Tractor Supply Co.  82,080                                           2,978
   =o United Stationers, Inc.  73,100                                      3,253
      Weis Markets, Inc.  61,600                                           2,264
   @o West Marine, Inc.  44,900                                            1,101
   =o Zale Corp.  112,500                                                  3,209
                                                                     -----------
                                                                          55,747
      STEEL  1.1%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.  229,000                                      2,182
      Allegheny Technologies, Inc.  208,000                                3,497
      Carpenter Technology Corp.  51,800                                   2,458
   @o Cleveland-Cliffs, Inc.  24,100                                       1,757
      Quanex Corp.  37,300                                                 1,891
      Schnitzer Steel Industries, Inc., Class A  67,000                    1,893
      Steel Dynamics, Inc.  111,900                                        3,715
                                                                     -----------
                                                                          17,393
      TELEPHONE  1.2%
      --------------------------------------------------------------------------
    o Autobytel.com, Inc.  83,900                                            584

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Commonwealth Telephone Enterprises, Inc.  44,600                     2,035
    o Ditech Communications Corp.  73,200                                  1,679
   @o Dobson Communications Corp., Class A  275,600                          366
    o Equinix, Inc.  41,500                                                1,564
    o Extreme Networks, Inc.  270,800                                      1,584
   @o Finisar Corp.  503,440                                                 740
    o General Communication, Inc., Class A  130,000                        1,191
      Inter-Tel, Inc.  58,400                                              1,577
   =o Interdigital Communications Corp.  116,400                           1,851
   @o j2 Global Communications, Inc.  52,200                               1,574
    o Price Communications Corp.  128,100                                  2,041
   @o Primus Telecommunications Group, Inc.  205,900                         393
      SureWest Communications  33,300                                        944
   @o Time Warner Telecom, Inc., Class A  163,500                            837
   @o Utstarcom, Inc.  22,800                                                390
                                                                     -----------
                                                                          19,350
      TOBACCO  0.3%
      --------------------------------------------------------------------------
      Schweitzer-Mauduit International, Inc.  34,100                       1,076
      Universal Corp.  57,200                                              2,619
    @ Vector Group Ltd.  82,049                                            1,268
                                                                     -----------
                                                                           4,963
      TRAVEL & RECREATION  1.6%
      --------------------------------------------------------------------------
    o Argosy Gaming Co.  65,400                                            2,589
    o Aztar Corp.  77,200                                                  2,389
      Central Parking Corp.  83,200                                        1,127
   @o Dick's Sporting Goods, Inc.  75,300                                  2,711
    o Dollar Thrifty Automotive Group, Inc.  57,400                        1,385
    o K2, Inc.  103,900                                                    1,685
      The Marcus Corp.  46,225                                               983
   @o Multimedia Games, Inc.  61,600                                         813
o(10) Scientific Games Corp., Class A  194,200                             4,113
   @o Shuffle Master, Inc.  52,100                                         2,193
    o Six Flags, Inc.  211,700                                             1,067
    o The Sports Authority, Inc.  58,100                                   1,405
    o Vail Resorts, Inc.  63,100                                           1,266
    o WMS Industries, Inc.  68,300                                         1,998
                                                                     -----------
                                                                          25,724
      TRUCKING & FREIGHT  1.1%
      --------------------------------------------------------------------------
      Arkansas Best Corp.  56,800                                          2,220
    o Forward Air Corp.  48,700                                            2,005
    o Knight Transportation, Inc.  121,100                                 2,845
 o(4) Landstar Systems, Inc.  67,300                                       4,573
    o Old Dominion Freight Line    54,700                                  1,533
    o Pacer International, Inc.  84,500                                    1,500
      USF Corp.  62,900                                                    2,254
    o Wabash National Corp.  61,400                                        1,509
                                                                     -----------
                                                                          18,439
      UTILITIES: ELECTRIC & GAS  2.3%
      --------------------------------------------------------------------------
      American States Water Co.  34,850                                      857
    o Aquila, Inc.  525,100                                                1,665
      Avista Corp.  108,400                                                1,927
      Black Hills Corp.  73,500                                            2,165
      California Water Service Group  38,800                               1,144
      CH Energy Group, Inc.  36,000                                        1,607
      Cleco Corp.  98,700                                                  1,798
    o El Paso Electric Co.  107,900                                        1,797
      The Empire District Electric Co.  57,700                             1,203
      The Laclede Group, Inc.  46,700                                      1,408
      MGE Energy, Inc.  42,300                                             1,341
      New Jersey Resources Corp.  62,700                                   2,578
      Northwest Natural Gas Co.  62,000                                    1,965
      Otter Tail Corp.  58,300                                             1,508
      PNM Resources, Inc.  136,250                                         3,172
   @o Sierra Pacific Resources  249,100                                    2,391
      South Jersey Industries  30,700                                      1,449
      Southwest Gas Corp.  78,600                                          1,920
      UIL Holdings Corp.  32,800                                           1,662
    @ Unisource Energy Corp.  76,580                                       1,883
    o Veritas DGC, Inc.  69,800                                            1,473
                                                                     -----------
                                                                          36,913

                                                       FACE
     SECURITY                                         AMOUNT
         RATE, MATURITY DATE                        ($ X 1,000)
      SHORT-TERM INVESTMENT 0.0% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
         1.29%, 11/01/04                                    787              787

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        FACE
      SECURITY                                         AMOUNT           VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
      U.S. TREASURY OBLIGATIONS 0.0% of net assets

    = U.S. Treasury Bills
         1.59%-1.65%, 12/16/04                              120              120

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.6% of net assets

      SECURITY AND NUMBER OF SHARES

      SHORT-TERM INVESTMENT  8.6%
      --------------------------------------------------------------------------
      Securities Lending Investment Fund  140,271,911                    140,272

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x $1,000 except number of futures contracts.

                                          NUMBER
                                            OF          CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS

     FUTURES CONTRACTS

     Russell 2000
     Index, Long
     expires 12/17/04                        4            1,169           35


SCHWAB CAPITAL TRUST

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2004

The following is the schedule of portfolio holdings at 10/31/04. The schedule should be read in conjunction with the fund's annual report for the fiscal year ended 10/31/04.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value (see Accounting Policies)

 @  This security or a portion of this security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)    ($X1,000)
--------------------------------------------------------------------------------
 98.9%  COMMON STOCK                                      1,070,799   1,127,570
  0.7%  SHORT-TERM INVESTMENT                                 8,015       8,015
  0.0%  U.S. TREASURY OBLIGATION                                399         399
  0.0%  PREFERRED STOCK                                          68          69
  0.0%  CORPORATE BONDS                                          15          16
  0.0%  RIGHTS                                                  130           8
  0.0%  WARRANTS                                                286           2
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                 1,079,712   1,136,079
  6.3%  COLLATERAL INVESTED FOR SECURITIES ON LOAN           71,496      71,496
(5.9)%  OTHER ASSETS AND LIABILITIES, NET                               (66,895)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,140,680

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)

     COMMON STOCK 98.9% of net assets

     AEROSPACE / DEFENSE  1.6%
     ---------------------------------------------------------------------------
   o Aerosonic Corp.    300                                                    1
   o Armor Holdings, Inc.    3,000                                           111
     The Boeing Co.    68,800                                              3,433
   @ Crane Co.    5,000                                                      139
   o DRS Technologies, Inc.    1,382                                          50
     EDO Corp.    900                                                         25
     Engineered Support Systems, Inc.    2,475                               119
   o EnPro Industries, Inc.    920                                            20
   o ESCO Technologies, Inc.    1,400                                         98
   o Esterline Technologies Corp.    2,400                                    76
     GenCorp, Inc.    2,500                                                   35
     General Dynamics Corp.    15,700                                      1,603
     Goodrich Corp.    8,404                                                 259
     Heico Corp., Class A    2,286                                            32
     Kaman Corp., Class A    1,300                                            14
   o KVH Industries, Inc.    1,300                                            11
   @ L-3 Communications Holdings, Inc.    9,100                              600
     Lockheed Martin Corp.    37,052                                       2,041
     Northrop Grumman Corp.    30,032                                      1,554
     Raytheon Co.    34,900                                                1,273
     Rockwell Automation, Inc.    15,700                                     655
     Rockwell Collins, Inc.    13,100                                        465
   o SatCon Technology Corp.    900                                            2
   o Teledyne Technologies, Inc.    12,157                                   311
     Textron, Inc.    11,800                                                 804
   o Transtechnology Corp.    500                                              4
   o Trimble Navigation Ltd.    5,700                                        164
     United Technologies Corp.    42,034                                   3,902
   o Veeco Instruments, Inc.    3,500                                         68
                                                                     -----------
                                                                          17,869
     AIR TRANSPORTATION  1.0%
     ---------------------------------------------------------------------------
   o AAR Corp.    2,500                                                       29
   o AirTran Holdings, Inc.    5,800                                          67
   o Alaska Air Group, Inc.    1,900                                          50
  @o AMR Corp.    12,000                                                      93
  @o ATA Holdings Corp.    1,200                                               1
   o Aviall, Inc.    2,500                                                    54
   o Continental Airlines, Inc., Class B    5,000                             47
  @o Delta Air Lines, Inc.    10,300                                          56
   o EGL, Inc.    4,150                                                      133
   o ExpressJet Holdings, Inc.    3,000                                       33
   o FedEx Corp.    28,063                                                 2,557
   o FLYi, Inc.    1,600                                                       2
   o Hawk Corp., Class A    1,800                                             14
  @o JetBlue Airways Corp.    7,975                                          176

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o MAIR Holdings, Inc.    1,100                                             10
   o Mesa Air Group, Inc.    1,300                                             8
   o Northwest Airlines Corp.    6,500                                        58
     Sabre Holdings Corp., Class A    12,401                                 267
     SkyWest, Inc.    4,000                                                   68
     Southwest Airlines Co.    64,125                                      1,011
     United Parcel Service, Inc., Class B    91,480                        7,243
                                                                     -----------
                                                                          11,977
     ALCOHOLIC BEVERAGES  0.4%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B    2,500                                      167
     Anheuser-Busch Cos., Inc.    67,000                                   3,347
     Brown-Forman Corp., Class B    9,912                                    445
   o Constellation Brands, Inc., Class A    8,800                            345
     National Beverage Corp.    7,400                                         60
   o The Robert Mondavi Corp., Class A    2,500                              136
                                                                     -----------
                                                                           4,500
     APPAREL  0.6%
     ---------------------------------------------------------------------------
     Brown Shoe Co., Inc.    3,300                                            90
     The Buckle, Inc.    1,000                                                26
   o Carter's, Inc.    2,500                                                  79
   o Coach, Inc.    16,004                                                   746
   o Columbia Sportswear Co.    4,350                                        263
   o Finlay Enterprises, Inc.    1,000                                        20
   o Guess?, Inc.    2,700                                                    45
     Haggar Corp.    1,200                                                    20
   o Hampshire Group Ltd.    1,000                                            31
   o The J. Jill Group, Inc.    2,000                                         35
     Jones Apparel Group, Inc.    12,156                                     429
     K-Swiss, Inc., Class A    2,400                                          60
     Kellwood Co.    2,900                                                    91
     Kenneth Cole Productions, Inc., Class A    3,100                         82
     Liz Claiborne, Inc.    18,600                                           760
     Nike, Inc., Class B    20,700                                         1,683
     Oshkosh B'Gosh, Inc., Class A    1,200                                   22
     Phillips-Van Heusen Corp.    1,800                                       41
     Polo Ralph Lauren Corp.    3,500                                        129
   o Quiksilver, Inc.    2,000                                                55
     Reebok International Ltd.    8,000                                      296
     Russell Corp.    2,600                                                   45
     Saucony, Inc., Class B    1,900                                          46
   o Skechers USA, Inc., Class A    6,500                                     72
   o Stage Stores, Inc.    1,200                                              43
   o Steven Madden Ltd.    1,800                                              29
     Stride Rite Corp.    2,900                                               30
     Superior Uniform Group, Inc.    1,600                                    23
     Tandy Brands Accessories, Inc.    1,000                                  14
   o Tarrant Apparel Group    1,700                                            2
   o Timberland Co., Class A    1,400                                         86
   o Unifi, Inc.    1,900                                                      6
     VF Corp.    15,000                                                      807
   o The Warnaco Group, Inc.    2,500                                         51
     Wolverine World Wide, Inc.    5,200                                     158
                                                                     -----------
                                                                           6,415
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
     ---------------------------------------------------------------------------
     A.O. Smith Corp., Class B    1,300                                       35
   o Aftermarket Technology Corp.    2,511                                    36
     American Axle & Manufacturing Holdings, Inc.    5,300                   152
     ArvinMeritor, Inc.    4,900                                              91
     Bandag, Inc.    3,200                                                   147
     BorgWarner, Inc.    5,400                                               250
     Carlisle Cos., Inc.    3,600                                            209
     Cascade Corp.    4,400                                                  131
   o Collins & Aikman Corp.    1,400                                           5
     Cooper Tire & Rubber Co.    6,400                                       125
   o CSK Auto Corp.    3,500                                                  51
     Cummins, Inc.    3,900                                                  273
     Dana Corp.    40,800                                                    608
     Danaher Corp.    24,000                                               1,323
   @ Delphi Corp.    45,600                                                  384
     Donaldson Co., Inc.    8,800                                            261
   o Dura Automotive Systems, Inc., Class A    12,100                        102
     Eaton Corp.    12,600                                                   806
     Federal Screw Works    250                                                8
   @ Ford Motor Co.    148,736                                             1,938
     General Motors Corp.    45,386                                        1,750
   @ Gentex Corp.    2,300                                                    76
     Genuine Parts Co.    13,500                                             539
  @o Goodyear Tire & Rubber Co.    12,500                                    126
   o Group 1 Automotive, Inc.    1,400                                        40
     Harley-Davidson, Inc.    25,500                                       1,468
   o Keystone Automotive Industries, Inc.    1,800                            32
   @ Lear Corp.    5,800                                                     313
     Lithia Motors, Inc., Class A    700                                      16
   o MarineMax, Inc.    800                                                   20
   o Midas, Inc.    1,300                                                     25
     Modine Manufacturing Co.    3,700                                       114
     Monaco Coach Corp.    1,200                                              21
   o Monro Muffler Brake, Inc.    1,050                                       26
     Myers Industries, Inc.    2,580                                          27
  @o Navistar International Corp.    6,900                                   238
   @ Oshkosh Truck Corp.    4,500                                            265
     Polaris Industries, Inc.    3,200                                       190
   o Rush Enterprises, Inc., Class B    500                                    8
     Sonic Automotive, Inc.    1,400                                          28
     Standard Motor Products, Inc.    2,000                                   30

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Stoneridge, Inc.    1,700                                                23
     Superior Industries International, Inc.    800                           22
   o TBC Corp.    100                                                          2
     Thor Industries, Inc.    4,500                                          125
     Titan International, Inc.    800                                          8
  @o Tower Automotive, Inc.    2,300                                           3
     United Auto Group, Inc.    1,000                                         27
   o United Defense Industries, Inc.    900                                   36
   o UQM Technologies, Inc.    1,500                                           4
   @ Visteon Corp.    5,451                                                   39
     Winnebago Industries, Inc.    2,600                                      82
                                                                     -----------
                                                                          12,658
     BANKS  7.7%
     ---------------------------------------------------------------------------
     ABC Bancorp    1,500                                                     31
     Abigail Adams National Bancorp    500                                     9
     Alabama National Bancorp    1,600                                       102
   @ AmSouth Bancorp.    28,403                                              750
     Anchor Bancorp Wisconsin, Inc.    3,100                                  80
     Arrow Financial Corp.    991                                             29
   @ Associated Banc-Corp.    10,719                                         372
     BancFirst Corp.    500                                                   33
     Bancorpsouth, Inc.    7,612                                             181
     Bank Mutual Corp.    6,168                                               76
 (7) Bank of America Corp.    338,518                                     15,162
     Bank of Hawaii Corp.    3,500                                           167
     The Bank of New York Co., Inc.    65,500                              2,126
     BankAtlantic Bancorp, Inc., Class A    2,200                             38
     Banknorth Group, Inc.    14,890                                         525
     BB&T Corp.    46,386                                                  1,907
     Berkshire Bancorp, Inc.    3,600                                         66
     Boston Private Financial Holdings, Inc.    2,129                         52
   @ Brookline Bancorp, Inc.    2,405                                         37
     Bryn Mawr Bank Corp.    1,400                                            27
     Camden National Corp.    700                                             26
     Capital City Bank Group, Inc.    1,500                                   59
   o Capital Crossing Bank    2,000                                           55
     Capitol Bancorp Ltd.    1,500                                            46
   @ Capitol Federal Financial    6,920                                      235
     Cascade Bancorp    2,655                                                 54
     Cavalry Bancorp, Inc.    500                                              9
   o Central Coast Bancorp    1,464                                           33
     Century Bancorp, Inc., Class A    800                                    25
     Chemical Financial Corp.    1,318                                        49
     Chittenden Corp.    2,272                                                64
     Citizens Banking Corp. Michigan    4,590                                150
     Citizens South Banking Corp.    1,000                                    13
     City Holding Co.    1,800                                                62
     City National Corp.    3,100                                            214
     The Colonial BancGroup, Inc.    10,100                                  219
     Columbia Bancorp    700                                                  22
     Columbia Banking Systems, Inc.    1,951                                  48
     Comerica, Inc.    13,496                                                830
   @ Commerce Bancorp, Inc. N.J.    5,660                                    335
     Commerce Bancshares, Inc.    12,093                                     594
     Community Bank System, Inc.    1,400                                     39
     Community First Bankshares, Inc.    2,000                                64
     Community Trust Bancorp, Inc.    2,261                                   75
   @ Compass Bancshares, Inc.    11,400                                      545
     Corus Bankshares, Inc.    2,000                                          92
     Cullen/Frost Bankers, Inc.    3,300                                     162
     Dime Community Bancshares, Inc.    3,375                                 54
   @ Doral Financial Corp.    9,900                                          416
     Exchange National Bancshares, Inc.    750                                24
     Fifth Third Bancorp    46,003                                         2,263
     First Bancorp Puerto Rico    2,100                                      115
     First Busey Corp.    1,500                                               28
     First Charter Corp.    3,500                                             89
     First Citizens BancShares, Inc., Class A    300                          35
     First Commonwealth Financial Corp.    2,504                              36
     First Federal Capital Corp.    2,500                                     83
     First Financial Bancorp    1,839                                         32
     First Financial Bancshares, Inc.    1,500                                63
     First Horizon National Corp.    10,800                                  467
     First M & F Corp.    1,000                                               34
     First Merchants Corp.    1,041                                           26
     First Midwest Bancorp, Inc. Illinois    3,125                           109
     First National Bankshares of Florida, Inc.    6,117                     151
     First Niagra Financial Group, Inc.    3,104                              43
     First Oak Brook Bancshares, Inc.    1,500                                47
     The First of Long Island Corp.    2,000                                  88
     First Republic Bank    800                                               39
   o FirstFed Financial Corp.    2,900                                       149
     FirstMerit Corp.    7,300                                               191
     FNB Corp.    2,639                                                       54
     Frontier Financial Corp.    700                                          27
     Fulton Financial Corp.    11,182                                        240
     Gold Banc Corp., Inc.    1,400                                           20
     Great Southern Bancorp, Inc.    1,400                                    47
     Greater Bay Bancorp    5,406                                            169
     Hancock Holding Co.    2,100                                             66
     Harbor Florida Bancshares, Inc.    1,100                                 35
     Harleysville National Corp.    1,157                                     30
     Hibernia Corp., Class A    16,900                                       490
     Home Federal Bancorp    800                                              19
     Horizon Financial Corp.    2,156                                         42
     Hudson City Bancorp, Inc.    19,100                                     698
     Hudson United Bancorp    5,740                                          228
     Huntington Bancshares, Inc.    18,290                                   438
     Independent Bank Corp.    1,000                                          33

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Integra Bank Corp.    1,225                                              27
     Interchange Financial Services Corp.    1,050                            26
   o Internet Capital Group, Inc.    350                                       2
     Irwin Financial Corp.    3,700                                           92
     JPMorgan Chase & Co.    295,944                                      11,423
     KeyCorp, Inc.    34,300                                               1,152
     Lakeland Financial Corp.    1,100                                        39
     M&T Bank Corp.    8,962                                                 923
     MAF Bancorp., Inc.    1,648                                              71
     Main Street Banks, Inc.    1,000                                         29
     MainSource Financial Group, Inc.    1,575                                34
     Marshall & Ilsley Corp.    19,150                                       804
     MASSBANK Corp.    1,500                                                  56
     Mellon Financial Corp.    35,800                                      1,035
     Mercantile Bankshares Corp.    5,574                                    272
     Merchants Bancshares, Inc.    750                                        22
     Mid-State Bancshares    3,500                                            94
     Midwest Banc Holdings, Inc.    1,300                                     27
     Nara Bancorp, Inc.    4,000                                              76
     National City Corp.    56,821                                         2,214
     National Penn Bancshares, Inc.    1,132                                  30
     NBT Bancorp., Inc.    1,400                                              32
     NetBank, Inc.    3,300                                                   31
     NewMil Bancorp, Inc.    1,000                                            29
     North Fork Bancorp., Inc.    29,274                                   1,291
     North Valley Bancorp    1,500                                            28
     Northern Trust Corp.    18,500                                          787
     OceanFirst Financial Corp.    1,050                                      25
     Old National Bancorp.    5,947                                          147
     Omega Financial Corp.    1,000                                           36
     Oriental Financial Group    1,512                                        43
     Park National Corp.    805                                              105
     Pennfed Finance Services, Inc.    2,000                                  65
     Peoples Bank-Bridgeport    8,250                                        309
     Peoples Financial Corp.    3,000                                         55
     PFF Bancorp, Inc.    1,120                                               44
     PNC Financial Services Group, Inc.    24,500                          1,281
     Popular, Inc.    26,800                                                 689
     Prosperity Bancshares, Inc.    2,400                                     65
     Provident Bankshares Corp.    1,657                                      58
     Regions Financial Corp.    39,314                                     1,379
     Republic Bancorp, Inc.    4,669                                          78
     Republic Bancorp, Inc., Class A    1,575                                 44
     Riggs National Corp.    1,500                                            32
     S&T Bancorp, Inc.    1,400                                               50
   o S1 Corp.    12,930                                                      121
     Sandy Spring Bancorp, Inc.    2,900                                     100
     Seacoast Banking Corp. of Florida    1,980                               43
     Shore Bancshares, Inc.    500                                            15
  @o Silicon Valley Bancshares    2,200                                       88
     Simmons First National Corp., Class A    1,000                           27
     Sky Financial Group, Inc.    8,510                                      229
     The South Financial Group, Inc.    4,500                                135
     SouthTrust Corp.    28,554                                            1,244
     Southwest Bancorp of Texas, Inc.    7,000                               164
     Southwest Bancorp, Inc. Oklahoma    3,300                                77
     State Bancorp, Inc.    882                                               20
     State Street Corp.    28,000                                          1,261
     Sterling Bancorp NY    1,523                                             44
     Sterling Bancshares, Inc. Texas    2,100                                 30
   o Sterling Financial Corp. Washington    1,218                             46
     Suffolk Bancorp    2,400                                                 74
   o Sun Bancorp, Inc. N.J.    3,307                                          77
     SunTrust Banks, Inc.    31,842                                        2,241
     Susquehanna Bancshares, Inc.    3,168                                    79
     SY Bancorp, Inc.    1,400                                                32
     Synovus Financial Corp.    24,600                                       669
     TCF Financial Corp.    13,600                                           429
     Texas Regional Bancshares, Inc., Class A    2,326                        74
     Timberland Bancorp, Inc.    1,000                                        25
     Tompkins Trustco, Inc.    770                                            35
     TriCo Bancshares    400                                                   9
     Trustco Bank Corp. NY    2,857                                           38
     Trustmark Corp.    4,300                                                136
     U.S. Bancorp    158,531                                               4,536
     UCBH Holdings, Inc.    4,700                                            203
     UMB Financial Corp.    1,787                                             92
     Umpqua Holdings Corp.    343                                              9
     Union Bankshares Corp.    700                                            23
     UnionBanCal Corp.    22,600                                           1,373
     United Bankshares, Inc.    3,400                                        125
     Unizan Financial Corp.    1,371                                          36
     USB Holding Co., Inc.    1,865                                           51
     Valley National Bancorp    7,756                                        220
     Wachovia Corp.    108,236                                             5,326
     Washington Trust Bancorp, Inc.    1,000                                  28
     Wells Fargo & Co.    140,077                                          8,365
     WesBanco, Inc.    3,200                                                  97
     West Coast Bancorp    1,200                                              28
     Westamerica Bancorp.    1,700                                            97
     WestCorp., Inc.    4,707                                                188
     Whitney Holding Corp.    4,450                                          194
     Wilmington Trust Corp.    5,700                                         197
     Wintrust Financial Corp.    1,800                                       103
     WSFS Financial Corp.    1,000                                            54
     Zions Bancorp.    7,700                                                 510
                                                                     -----------
                                                                          87,675
     BUSINESS MACHINES & SOFTWARE  7.5%
     ---------------------------------------------------------------------------
   o 3Com Corp.    17,900                                                     74
   o 3D Systems Corp.    1,400                                                16

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Adaptec, Inc.    5,700                                                   44
     Adobe Systems, Inc.    20,000                                         1,121
   o Advanced Digital Information Corp.    2,600                              23
     Analogic Corp.    4,700                                                 200
   o Apple Computer, Inc.    30,800                                        1,618
   o Arbitron, Inc.    2,120                                                  77
   o Artesyn Technologies, Inc.    1,100                                      11
   o Ascential Software Corp.    2,912                                        41
     Autodesk, Inc.    8,400                                                 443
   o Avici Systems, Inc.    375                                                2
   o Avocent Corp.    13,963                                                 497
   o BEA Systems, Inc.    30,400                                             247
     Black Box Corp.    5,200                                                204
   o BMC Software, Inc.    19,000                                            359
   o Borland Software Corp.    3,000                                          31
   o Cisco Systems, Inc.    563,969                                       10,834
   o Cognitronics Corp.    2,600                                               9
   o Compuware Corp.    19,900                                               115
   o Comverse Technology, Inc.    13,400                                     277
   o Concurrent Computer Corp.    3,000                                        6
   o CoSine Communications, Inc.    730                                        2
   o Dell, Inc.    209,300                                                 7,338
   @ Diebold, Inc.    5,300                                                  254
   o Digital Lightwave, Inc.    1,300                                          1
   o EMC Corp.    199,686                                                  2,570
   o Enterasys Networks, Inc.    8,500                                        12
     Fair Isaac Corp.    7,744                                               234
   o Flow International Corp.    900                                           3
   o Foundry Networks, Inc.    9,300                                         113
   o Gateway, Inc.    11,800                                                  69
   o General Binding Corp.    500                                              7
   o Hanger Orthopedic Group, Inc.    5,400                                   35
     Hewlett-Packard Co.    252,916                                        4,719
     IKON Office Solutions, Inc.    12,500                                   131
   o Imagistics International, Inc.    2,840                                  98
   o Immersion Corp.    800                                                    4
   o Input/Output, Inc.    4,200                                              29
   o Integrated Device Technology, Inc.    4,200                              50
   o Intellisync Corp.    1,500                                                3
  @o Intergraph Corp.    9,700                                               242
   o Interland, Inc.    510                                                    2
(10) International Business Machines Corp.    139,850                     12,552
   o InterVoice, Inc.    1,678                                                21
   o Interwoven, Inc.    5,925                                                54
   o Invision Technologies, Inc.    1,500                                     69
     Iomega Corp.    12,400                                                   57
  @o Juniper Networks, Inc.    38,065                                      1,013
   @ Landamerica Financial Group, Inc.    5,300                              259
   o Lantronix, Inc.    1,900                                                  2
  @o LaserCard Corp.    1,000                                                  8
   o Lawson Software, Inc.    8,000                                           46
   o Lexmark International, Inc., Class A    10,900                          906
   o LTX Corp.    1,900                                                       12
   o Maxtor Corp.    17,748                                                   53
   o McData Corp., Class A    2,617                                           16
     Microchip Technology, Inc.    16,475                                    498
   o Micromuse, Inc.    2,900                                                 12
   o Micros Systems, Inc.    5,500                                           325
=(3) Microsoft Corp.    892,760                                           24,988
   o MIPS Technology, Inc., Class A    1,100                                   9
   o MSC.Software Corp.    1,800                                              16
   o NCR Corp.    11,900                                                     671
   o Network Appliance, Inc.    27,500                                       673
   o Novell, Inc.    25,600                                                  184
   o Oracle Corp.    429,500                                               5,437
  @o PalmOne, Inc.    1,569                                                   45
   o PalmSource, Inc.    2,500                                                56
  @o Peregrine Systems, Inc.    144                                            3
     Pitney Bowes, Inc.    20,000                                            875
   o Precis, Inc.    1,200                                                     3
   o Printronix, Inc.    2,400                                                40
   o Roxio, Inc.    724                                                        4
  @o Sandisk Corp.    11,000                                                 230
   o Scansource, Inc.    600                                                  37
  >o Seagate Escrow Security    7,500                                          2
   o Siebel Systems, Inc.    25,100                                          238
  @o Silicon Graphics, Inc.    4,800                                           6
  @o SoftBrands, Inc.    689                                                   1
   o Storage Technology Corp.    14,400                                      389
  >o StorageNetworks, Inc.    2,100                                           --
   o Sun Microsystems, Inc.    248,230                                     1,124
   o Sybase, Inc.    19,036                                                  301
   o Tech Data Corp.    5,300                                                214
   o The Titan Corp.    6,381                                                 95
     Total System Services, Inc.    16,300                                   385
   o Unisys Corp.    27,600                                                  293
   o Versata, Inc.    9                                                       --
   o Vitria Technology, Inc.    925                                            3
  @o Xerox Corp.    65,700                                                   970
   o Zhone Technologies, Inc.    1,000                                         3
                                                                     -----------
                                                                          85,363
     BUSINESS SERVICES  5.8%
     ---------------------------------------------------------------------------
   o 4Kids Entertainment, Inc.    1,000                                       18
  @o Road, Inc.    4,400                                                     28
     Aaron Rents, Inc., Class A    2,175                                      44
     ABM Industries, Inc.    4,900                                           102
   o Actuate Corp.    2,300                                                    6
   o Adesa, Inc.    8,200                                                    165
   o Administaff, Inc.    2,800                                               32
   o Advent Software, Inc.    4,100                                           86
   o The Advisory Board Co.    1,000                                          33
     Advo, Inc.    4,050                                                     129

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Aether Systems, Inc.    1,100                                             4
  @o Affiliated Computer Services, Inc., Class A    12,000                   655
   o Affymetrix, Inc.    4,900                                               149
   o Agile Software Corp.    1,900                                            16
   o Akamai Technologies, Inc.    8,938                                      124
   o The Allied Defense Group, Inc.    500                                    10
   o Allied Waste Industries, Inc.    26,600                                 217
     Ambassadors International, Inc.    1,700                                 22
   o American Locker Group, Inc.    500                                        6
   o American Superconductor Corp.    700                                      8
   o AMN Healthcare Services, Inc.    4,110                                   49
   o Analysts International Corp.    2,400                                     9
     Angelica Corp.    2,500                                                  60
   o Ansoft Corp.    2,300                                                    37
   o answerthink, Inc.    1,700                                                7
   o Ansys, Inc.    3,400                                                     94
   o Anteon International Corp.    2,000                                      79
   o Apollo Group, Inc., Class A    17,050                                 1,125
     Aramark Corp., Class B    9,300                                         210
   o Arena Pharmaceuticals, Inc.    800                                        4
   o Ariba, Inc.    2,770                                                     43
  >o Artistdirect, Inc.    1,000                                              --
  @o Ask Jeeves, Inc.    4,400                                               113
   o Aspen Technology, Inc.    6,000                                          36
   o Atari, Inc.    1,600                                                      2
     Automatic Data Processing, Inc.    48,100                             2,087
   o BearingPoint, Inc.    7,100                                              62
   o BindView Development Corp.    1,700                                       6
   o The BISYS Group, Inc.    9,000                                          131
   o Blue Coat Systems, Inc.    340                                            6
   o Blue Martini Software, Inc.    285                                        1
   o Bottomline Technologies, Inc.    2,000                                   20
     Bowne & Co., Inc.    4,200                                               52
   o Braun Consulting, Inc.    1,300                                           3
   o Bright Horizons Family Solutions, Inc.    1,300                          82
     The Brink's Co.    5,600                                                180
  @o BroadVision, Inc.    1,090                                                3
   o Brocade Communications Systems, Inc.    21,000                          143
   o CACI International, Inc., Class A    2,100                              128
  @o Career Education Corp.    8,614                                         270
   o Carreker Corp.    3,700                                                  33
   o Casella Waste Systems, Inc., Class A    2,500                            31
   o Catalina Marketing Corp.    5,900                                       151
   o Catapult Communications Corp.    1,600                                   39
     CDI Corp.    3,700                                                       61
   @ CDW Corp.    6,800                                                      422
   o Cell Genesys, Inc.    1,500                                              10
     Cendant Corp.    83,720                                               1,724
   o Centra Software, Inc.    2,400                                            4
   o Ceridian Corp.    19,500                                                336
  @o Cerner Corp.    4,200                                                   190
     Certegy, Inc.    4,150                                                  147
   o Charles River Associates, Inc.    2,500                                 100
   o Checkfree Corp.    7,900                                                245
     Chemed Corp.    700                                                      42
   o Chindex International, Inc.    2,200                                     17
   o ChoicePoint, Inc.    6,900                                              287
   o Chordiant Software, Inc.    1,100                                         3
   o Ciber, Inc.    1,900                                                     17
   @ Cintas Corp.    15,350                                                  662
   o Citrix Systems, Inc.    20,000                                          483
   o Clarent Corp.    1,545                                                   --
   o Clarus Corp.    1,200                                                     9
   o Click Commerce, Inc.    320                                               2
   o Closure Medical Corp.    3,400                                           58
   o Cognizant Technology Solutions Corp., Class A    10,600                 360
   o Com21, Inc.    1,400                                                     --
   o Comarco, Inc.    500                                                      4
     Computer Associates International, Inc.    47,226                     1,309
   o Computer Sciences Corp.    16,238                                       807
   o Concord Communications, Inc.    1,600                                    13
   o Connetics Corp.    3,400                                                 91
   o Convergys Corp.    10,500                                               137
   o Copart, Inc.    6,550                                                   122
   o Corillian Corp.    2,000                                                 10
   o Corinthian Colleges, Inc.    9,200                                      132
   o Corio, Inc.    1,400                                                      2
   o Cornell Cos., Inc.    2,100                                              29
   @ Corporate Executive Board Co.    2,700                                  172
   o Correctional Services Corp.    2,000                                      5
   o CoStar Group, Inc.    800                                                32
     Courier Corp.    4,200                                                  183
   o Covansys Corp.    5,000                                                  58
   o Credit Acceptance Corp.    2,400                                         53
   o Cross Country Healthcare, Inc.    1,600                                  24
   o CSG Systems International, Inc.    5,400                                 91
   o CuraGen Corp.    2,100                                                   10
   o Datastream Systems, Inc.    1,300                                         8
     Deluxe Corp.    3,800                                                   145
   o Dendrite International, Inc.    3,600                                    53
  @o DeVry, Inc.    4,800                                                     70
   o Digimarc Corp.    3,500                                                  32
   o Digital Insight Corp.    2,300                                           36
   o Digital River, Inc.    2,100                                             70
   o Digitas, Inc.    4,000                                                   36
   o Diversa Corp.    1,100                                                    9
   o Divine, Inc., Class A    161                                             --
   o DoubleClick, Inc.    10,737                                              68
  @o DST Systems, Inc.    8,100                                              363
   o Dun & Bradstreet Corp.    16,000                                        905
   o Dyax Corp.    2,000                                                      11
   o E.piphany, Inc.    2,100                                                  9

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Earthlink, Inc.    11,850                                               122
   o eBay, Inc.    52,924                                                  5,166
   o Echelon Corp.    3,700                                                   26
   o Eclipsys Corp.    1,800                                                  31
   o Edgewater Technology, Inc.    767                                         3
   o Education Management Corp.    5,900                                     158
   o eFunds Corp.    5,002                                                    98
     Electronic Data Systems Corp.    42,100                                 895
   o eLoyalty Corp.    190                                                     1
   o Embarcadero Technologies, Inc.    2,900                                  24
   o Encysive Pharmaceuticals, Inc.    2,600                                  23
     Ennis, Inc.    4,500                                                     91
   o Entrust, Inc.    2,800                                                    9
   o EPIQ Systems, Inc.    550                                                 8
  >o ePresence, Inc.    2,700                                                 --
     Equifax, Inc.    11,800                                                 309
  @o eResearch Technology, Inc.    5,625                                      66
   o Exelixis, Inc.    1,800                                                  16
   o Exponent, Inc.    3,000                                                  81
   o F5 Networks, Inc.    3,300                                              132
     Factset Research Systems, Inc.    2,500                                 125
   o Falcon Products, Inc.    1,500                                            3
  @o FalconStor Software, Inc.    1,200                                        9
   o Fargo Electronics, Inc.    2,000                                         26
  @o FileNet Corp.    3,800                                                  106
   o First Consulting Group, Inc.    1,800                                     8
     First Data Corp.    71,932                                            2,969
   o Firstwave Technologies, Inc.    1,000                                     1
   o Fiserv, Inc.    15,300                                                  544
   o Five Star Quality Care, Inc.    135                                       1
   o Forrester Research, Inc.    4,100                                        63
     Friedman Billings Ramsey Group, Inc., Class A    12,080                 207
   o FTI Consulting, Inc.    2,700                                            51
     G&K Services, Inc., Class A    3,700                                    145
   o Gartner, Inc., Class A    10,300                                        123
  @o Genaissance Pharmaceuticals, Inc.    1,800                                3
   o Genencor International, Inc.    14,000                                  217
   o Gentiva Health Services, Inc.    3,250                                   55
  >o Genuity, Inc., Class A    280                                            --
   o Geoworks Corp.    800                                                    --
   o Global Imaging Systems, Inc.    2,100                                    74
   @ Global Payments, Inc.    8,520                                          467
  @o Google, Inc., Class A    22,500                                       4,291
   o GP Strategies Corp.    1,500                                             12
     Grey Global Group, Inc.    200                                          200
     GTECH Holdings Corp.    9,400                                           223
     H&R Block, Inc.    21,300                                             1,013
  >o HA-LO Industries, Inc.    2,100                                          --
  @o Heidrick & Struggles International, Inc.    3,100                        89
   o Hewitt Associates, Inc., Class A    7,820                               219
   o Hudson Highland Group, Inc.    360                                       10
   o Hyperion Solutions Corp.    2,850                                       114
  @o IAC/InterActiveCorp    57,117                                         1,235
   o iBEAM Broadcasting Corp.    290                                          --
  @o ICOS Corp.    2,700                                                      61
   o ICT Group, Inc.    500                                                    4
   o Identix, Inc.    1,600                                                   12
   o IDT Corp.    4,200                                                       55
   o IDX Systems Corp.    4,000                                              134
   o iGate Corp.    1,300                                                      5
     IMS Health, Inc.    19,300                                              409
   o InFocus Corp.    1,600                                                   10
   o Infonet Services Corp., Class B    11,200                                20
   o Informatica Corp.    6,700                                               52
   o Inforte Corp.    3,700                                                   25
  @o Infospace, Inc.    3,872                                                203
   o infoUSA, Inc.    2,300                                                   24
   o Innodata Isogen, Inc.    2,400                                           12
   o Interactive Intelligence, Inc.    1,000                                   4
   o Intercept, Inc.    1,500                                                 28
   o Internet Security Systems    4,600                                      100
   o Interpublic Group of Cos., Inc.    34,144                               419
   o Intrado, Inc.    3,600                                                   49
   o Intuit, Inc.    16,715                                                  758
  @o Invitrogen Corp.    3,629                                               210
  @o Iron Mountain, Inc.    9,787                                            323
   o ITT Educational Services, Inc.    6,000                                 228
     Jack Henry & Associates, Inc.    6,300                                  117
   o Jacobs Engineering Group, Inc.    3,800                                 155
   o JDA Software Group, Inc.    2,000                                        22
     John H. Harland Co.    3,500                                            113
   o Kana Software, Inc.    528                                                1
   o Kanbay International, Inc.    3,000                                      72
   o Keane, Inc.    3,960                                                     63
   o Keith Cos., Inc.    3,000                                                51
     Kelly Services, Inc., Class A    3,200                                   86
   o Kforce, Inc.    405                                                       4
   o Kinder Morgan Management LLC    3,321                                   137
   o Korn/Ferry International    3,600                                        63
   o Kronos, Inc.    1,875                                                    92
  @o Lamar Advertising Co., Class A    6,700                                 278
   o Laureate Education, Inc.    4,700                                       184
   o Learning Tree International, Inc.    1,400                               19
   o Liberate Technologies    5,900                                           14
   o Lightbridge, Inc.    2,200                                               11
   o LookSmart Ltd.    2,400                                                   4
   o Luminex Corp.    800                                                      6
   o Macrovision Corp.    3,100                                               84
   o Magma Design Automation, Inc.    1,700                                   22
   o Management Network Group, Inc.    2,400                                   5
   o Manhattan Associates, Inc.    1,300                                      27
     Manpower, Inc.    6,991                                                 316
   o Manugistics Group, Inc.    2,300                                          6
   o MAPICS, Inc.    1,000                                                     9
   o Mapinfo Corp.    3,125                                                   31

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Matria Healthcare, Inc.    1,200                                         37
   o Matrixone, Inc.    1,700                                                 10
   o MAXIMUS, Inc.    1,700                                                   46
   o Maxygen, Inc.    1,500                                                   14
   o McAfee, Inc.    14,445                                                  350
   o Mechanical Technology, Inc.    1,800                                      8
   o Medical Staffing Network Holdings, Inc.    1,300                         10
   o MemberWorks, Inc.    4,500                                              134
   o Mentor Graphics Corp.    5,700                                           66
  @o Mercury Interactive Corp.    7,500                                      326
   o Meta Group, Inc.    1,100                                                 5
   o MetaSolv, Inc.    2,800                                                   7
   o Metro One Telecommunications    4,400                                     7
   o Michael Baker Corp.    500                                                9
  @o MicroStrategy, Inc., Class A    856                                      51
  @o Microvision, Inc.    900                                                  5
   o Millenium Cell, Inc.    2,200                                             2
   o Mindspeed Technologies, Inc.    7,598                                    18
   o Moldflow Corp.    300                                                     4
  @o Monster Worldwide, Inc.    9,800                                        275
   o MPS Group, Inc.    8,100                                                 85
   o MRO Software, Inc.    3,900                                              43
   o Multi-Color Corp.    750                                                 11
   o Nassda Corp.    500                                                       2
     National Instruments Corp.    5,675                                     156
     Nautilus Group, Inc.    4,125                                            81
   o Navigant Consulting, Inc.    2,500                                       62
   o NAVTEQ Corp.    6,100                                                   246
   o NCO Group, Inc.    2,701                                                 72
     NDCHealth Corp.    1,900                                                 32
   o NeighborCare, Inc.    12,500                                            320
   o Neoforma, Inc.    1,500                                                  10
   o Neon Systems, Inc.    2,400                                               9
   o NeoRx Corp.    400                                                        1
   o Netegrity, Inc.    1,500                                                 16
   o NetIQ Corp.    7,704                                                     98
   o Netratings, Inc.    3,000                                                57
   o Netscout Systems, Inc.    1,800                                          12
   o Netsolve, Inc.    1,600                                                  18
     Newcastle Investment Corp.    2,200                                      67
   o NMS Communications Corp.    1,500                                         7
   o Nuance Communications, Inc.    1,000                                      4
   o NYFIX, Inc.    750                                                        4
     Omnicom Group, Inc.    16,800                                         1,326
   o On Assignment, Inc.    1,700                                              9
   o Onyx Software Corp.    350                                                1
   o Openwave Systems, Inc.    5,271                                          62
   o Opnet Technologies, Inc.    3,600                                        28
   o Opsware, Inc.    800                                                      4
     Option Care, Inc.    1,500                                               20
   o Orbital Sciences Corp.    2,600                                          27
   o Packeteer, Inc.    1,100                                                 14
   o Parametric Technology Corp.    9,700                                     50
   o Paxar Corp.    2,300                                                     51
     Paychex, Inc.    32,400                                               1,063
   o PC-Tel, Inc.    1,400                                                    11
   o PDI, Inc.    2,900                                                       83
   o Pec Solutions, Inc.    1,000                                             14
   o Pegasus Solutions, Inc.    3,900                                         41
   o PeopleSoft, Inc.    29,693                                              617
   o Per-Se Technologies, Inc.    10,000                                     146
   o Perot Systems Corp., Class A    9,100                                   146
   o Phoenix Technologies Ltd.    1,300                                        8
   o Pixar, Inc.    5,600                                                    450
   o PLATO Learning, Inc.    1,433                                            13
   o Polycom, Inc.    9,200                                                  190
   o Pomeroy IT Solutions, Inc.    2,100                                      27
   o Portal Software, Inc.    1,220                                            3
  @o Pre-Paid Legal Services, Inc.    3,600                                  100
   o PRG-Schultz International, Inc.    2,500                                 13
  @o Priceline.com, Inc.    3,983                                             79
   o Progress Software Corp.    4,200                                         83
   o ProQuest Co.    1,700                                                    44
   o QRS Corp.    450                                                          3
   o Quality Systems, Inc.    900                                             46
   o Quest Software, Inc.    7,700                                           113
     Quixote Corp.    1,300                                                   23
   o Quovadx, Inc.    2,600                                                    5
   o R.H. Donnelley Corp.    2,000                                           109
   o Radiant Systems, Inc.    1,300                                            7
   o RealNetworks, Inc.    6,000                                              29
  @o Red Hat, Inc.    7,100                                                   91
   o Redback Networks, Inc.    8,076                                          36
   o Register.com    1,296                                                     7
   o RemedyTemp, Inc., Class A    1,200                                       12
     Renaissance Learning, Inc.    2,100                                      40
     Republic Services, Inc.    17,700                                       545
   o Resources Connection, Inc.    3,100                                     130
   o Retek, Inc.    3,843                                                     21
     The Reynolds & Reynolds Co., Class A    7,500                           185
     Robert Half International, Inc.    14,000                               371
     RPC, Inc.    3,400                                                       71
   o RSA Security, Inc.    5,000                                             102
   o Rural Cellular Corp., Class A    1,200                                    7
   o Saba Software, Inc.    500                                                2
   o SafeNet, Inc.    2,770                                                   85
   o Sagent Technology, Inc.    1,500                                         --
   o Sapient Corp.    9,100                                                   73
   o Seachange International, Inc.    3,350                                   57
   o Secure Computing Corp.    3,200                                          25
   o Seebeyond Technology Corp.    3,100                                      10
   o Selectica, Inc.    1,900                                                  7
   o Serena Software, Inc.    4,600                                           82
     The ServiceMaster Co.    22,900                                         294
   o SFBC International, Inc.    1,500                                        42
  @o Sirius Satellite Radio, Inc.    1,200                                     5

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Sitel Corp.    2,800                                                      5
   o Sonic Foundry, Inc.    600                                                1
   o SONICblue, Inc.    2,600                                                 --
   o SonicWALL, Inc.    4,900                                                 25
   o SourceCorp    3,600                                                      60
     Spartech Corp.    4,200                                                 106
   o Spherion Corp.    1,830                                                  13
   o SportsLine.com, Inc.    2,300                                             4
   o SPSS, Inc.    3,200                                                      43
     SS&C Technologies, Inc.    11,100                                       262
     The Standard Register Co.    4,100                                       44
     Startek, Inc.    1,400                                                   39
   o Stericycle, Inc.    4,700                                               213
   o Stratasys, Inc.    1,350                                                 40
     Strayer Education, Inc.    700                                           68
   o SumTotal Systems, Inc.    463                                             2
   o SunGard Data Systems, Inc.    23,900                                    633
   o SupportSoft, Inc.    4,800                                               24
   o Sycamore Networks, Inc.    18,200                                        67
   o Symantec Corp.    28,400                                              1,617
   o Symyx Technologies, Inc.    3,800                                        93
   o Synopsys, Inc.    13,684                                                222
   o Synplicity, Inc.    1,200                                                 6
     Syntel, Inc.    2,500                                                    46
     Talx Corp.    1,700                                                      48
   o TeleCommunication Systems, Inc., Class A    1,300                         4
  @o TeleTech Holdings, Inc.    5,000                                         50
   o Tetra Tech, Inc.    12,031                                              158
   o Tetra Technologies, Inc.    3,700                                       111
   o TIBCO Software, Inc.    16,000                                          156
   o Tier Technologies, Inc., Class B    500                                   4
   o Transaction Systems Architects, Inc., Class A    5,200                   85
   o TRC Cos., Inc.    1,350                                                  24
   o Trizetto Group, Inc.    5,900                                            40
   o Tumbleweed Communications Corp.    2,000                                  8
   o United Online, Inc.    6,150                                             58
   o Universal Electronics, Inc.    2,200                                     39
  @o UNOVA, Inc.    5,600                                                     86
   o URS Corp.    3,700                                                      102
   o Usinternetworking, Inc.    1,100                                         --
   o VA Software Corp.    1,427                                                3
   o Valueclick, Inc.    6,000                                                56
   o Vastera, Inc.    2,000                                                    3
   o Ventiv Health, Inc.    2,233                                             39
   o Verint Systems, Inc.    2,500                                            97
   o VeriSign, Inc.    20,875                                                560
   o Verisity Ltd.    4,500                                                   32
   o Veritas Software Corp.    35,024                                        766
   o Verity, Inc.    4,100                                                    53
   o Vertel Corp.    900                                                      --
     Viad Corp.    3,625                                                      78
   o Viewpoint Corp.    2,000                                                  6
   o Vignette Corp.    8,948                                                  10
   o Volt Information Sciences, Inc.    2,100                                 61
   o Waste Connections, Inc.    5,250                                        165
     Waste Industries USA, Inc.    1,500                                      17
     Waste Management, Inc.    48,100                                      1,370
   o WatchGuard Technologies, Inc.    1,800                                    7
     Watson Wyatt & Co. Holdings    4,600                                    122
   o WebEx Communications, Inc.    2,500                                      55
   o WebMD Corp.    19,426                                                   147
   o webMethods, Inc.    1,921                                                13
   o Websense, Inc.    2,500                                                 101
   o Weight Watchers International, Inc.    8,700                            313
   o Westaff, Inc.    2,000                                                    6
   o Wind River Systems, Inc.    6,760                                        91
   o Wireless Facilities, Inc.    1,800                                       13
   o Witness Systems, Inc.    2,100                                           33
  @o WorldGate Communications, Inc.    2,000                                   3
  @o Wynn Resorts Ltd.    4,000                                              233
   o Xybernaut Corp.    1,400                                                  2
   o Yahoo! Inc.    111,144                                                4,022
  @o Zix Corp.    900                                                          5
                                                                     -----------
                                                                          65,670
     CHEMICALS  1.5%
     ---------------------------------------------------------------------------
   @ A. Schulman, Inc.    2,300                                               46
     Aceto Corp.    7,875                                                    124
   o AEP Industries, Inc.    400                                               4
     Air Products & Chemicals, Inc.    17,700                                941
     Airgas, Inc.    5,000                                                   123
     Albemarle Corp.    4,500                                                161
     Amcol International Corp.    5,000                                       88
     Arch Chemicals, Inc.    2,700                                            77
   o Bio-Rad Laboratories, Inc., Class A    1,000                             52
     Brady Corp., Class A    700                                              38
     Cabot Corp.    5,200                                                    177
     Calgon Carbon Corp.    2,300                                             16
  @o Celgene Corp.    11,000                                                 326
     Crompton Corp.    8,924                                                  83
     Cytec Industries, Inc.    7,400                                         344
     Dow Chemical Co.    76,266                                            3,427
     E.I. du Pont de Nemours & Co.    83,195                               3,567
     Eastman Chemical Co.    5,600                                           266
     Ecolab, Inc.    21,500                                                  728
   o Entegris, Inc.    6,000                                                  56
     Ferro Corp.    4,200                                                     89
   o Foamex International, Inc.    2,600                                      10
     Georgia Gulf Corp.    3,300                                             149
     Great Lakes Chemical Corp.    3,600                                      92
     H.B. Fuller Co.    2,000                                                 54
     Hawkins, Inc.    1,900                                                   23

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Hercules, Inc.    8,500                                                 121
     Kronos Worldwide, Inc.    2,504                                         100
     Lubrizol Corp.    3,400                                                 118
     Lyondell Chemical Co.    14,800                                         340
     MacDermid, Inc.    3,800                                                120
   o Matrixx Initiatives, Inc.    1,700                                       21
   o Millennium Chemicals, Inc.    5,400                                     116
     Monsanto Co.    21,645                                                  925
   o The Mosaic Co.    9,500                                                 143
   o NewMarket Corp    2,000                                                  45
     Oil-Dri Corp. of America    400                                           6
     Olin Corp.    4,820                                                      90
   o OM Group, Inc.    2,400                                                  79
   o Omnova Solutions, Inc.    3,400                                          18
   o Oxigene, Inc.    900                                                      5
     Penford Corp.    2,700                                                   42
   o PolyOne Corp.    3,200                                                   24
     PPG Industries, Inc.    13,900                                          886
     Praxair, Inc.    25,700                                               1,085
   o Rogers Corp.    300                                                      13
     Rohm & Haas Co.    26,753                                             1,134
     Rollins, Inc.    4,450                                                  117
     RPM International, Inc.    9,600                                        169
     Sigma-Aldrich Corp.    6,300                                            351
     Stepan Co.    1,200                                                      29
     Tredegar Corp.    2,600                                                  44
   o Trex Co., Inc.    500                                                    20
   o Uniroyal Technology Corp.    1,100                                       --
     Valspar Corp.    4,200                                                  196
     WD-40 Co.    1,600                                                       45
     Wellman, Inc.    5,400                                                   40
   o Westlake Chemical Corp.    1,000                                         23
  @o Zoltek Cos., Inc.    1,500                                               13
                                                                     -----------
                                                                          17,539
     CONSTRUCTION  0.9%
     ---------------------------------------------------------------------------
     American Woodmark Corp.    1,000                                         37
     Ameron International Corp.    3,400                                     115
     Apogee Enterprises, Inc.    1,200                                        15
   o Armstrong Holdings, Inc.    1,600                                         2
   @ Beazer Homes USA, Inc.    851                                            93
     Brookfield Homes Corp.    3,500                                          91
     Building Material Holding Corp.    4,000                                116
   o Cavco Industries, Inc.    205                                             8
     Centex Corp.    10,700                                                  556
     Craftmade International, Inc.    2,800                                   58
     D.R. Horton, Inc.    18,453                                             554
   o Dominion Homes, Inc.    500                                              10
   o Dycom Industries, Inc.    5,399                                         176
     Eagle Materials, Inc.    3,381                                          234
     ElkCorp    3,450                                                         97
   o EMCOR Group, Inc.    700                                                 28
     Florida Rock Industries, Inc.    2,325                                  120
     Fluor Corp.    5,600                                                    260
   o Global Power Equipment Group, Inc.    1,000                               8
     Granite Construction, Inc.    4,850                                     118
   o Hovnanian Enterprises, Inc., Class A    6,200                           233
   o Huttig Building Products, Inc.    811                                     6
   o Insituform Technologies, Inc., Class A    1,300                          26
   o Integrated Electrical Services, Inc.    1,800                             7
     KB Home    3,900                                                        321
     Lafarge North America, Inc.    6,200                                    304
     Lennar Corp., Class A    14,490                                         652
     Levitt Corp., Class A    550                                             13
     M/I Homes, Inc.    1,800                                                 77
     Martin Marietta Materials, Inc.    4,200                                191
     Masco Corp.    35,800                                                 1,227
   o Mastec, Inc.    5,350                                                    37
     MDC Holdings, Inc.    1,464                                             112
   o NCI Building Systems, Inc.    2,900                                      93
  @o NVR, Inc.    500                                                        314
   o Palm Harbor Homes, Inc.    2,700                                         40
   o Performance Technologies, Inc.    1,600                                  10
     Pulte Homes, Inc.    11,372                                             624
   o Quanta Services, Inc.    8,900                                           60
     The Ryland Group, Inc.    3,400                                         324
   o SBA Communications Corp.    1,300                                        11
     The Sherwin-Williams Co.    13,000                                      555
     Simpson Manufacturing Co., Inc.    1,600                                103
   o Socket Communications, Inc.    800                                        1
     Standard-Pacific Corp.    2,400                                         135
     The Stanley Works    6,600                                              294
   o Surebeam Corp., Class A    2,711                                         --
   @ Technical Olympic USA, Inc.    2,250                                     57
     Texas Industries, Inc.    1,000                                          51
   o Toll Brothers, Inc.    5,600                                            260
     United Mobile Homes, Inc.    1,600                                       23
  @o USG Corp.    3,900                                                       87
     Vulcan Materials Co.    9,400                                           468
     Walter Industries, Inc.    1,900                                         32
   o WCI Communities, Inc.    3,800                                           90
   o WESCO International, Inc.    4,800                                      120
   o West Corp.    4,500                                                     127
   o Westell Technologies, Inc., Class A    2,560                             14
   o Yankee Candle Co., Inc.    3,700                                        103
                                                                     -----------
                                                                           9,898
     CONSUMER DURABLES  0.4%
     ---------------------------------------------------------------------------
   o Applica, Inc.    3,100                                                   12
     Black & Decker Corp.    7,100                                           570
   o Champion Enterprises, Inc.    4,700                                      51
   o Chromcraft Revington, Inc.    1,300                                      16

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Compx International, Inc.    800                                         12
     Ethan Allen Interiors, Inc.    4,200                                    160
     Flexsteel Industries, Inc.    600                                        11
     Furniture Brands International, Inc.    4,700                           102
   o Gemstar -- TV Guide International, Inc.    21,160                       122
   o Genlyte Group, Inc.    1,600                                            118
   o Griffon Corp.    2,590                                                   58
     Haverty Furniture Cos., Inc.    4,200                                    71
   o Helen of Troy Ltd.    2,000                                              53
     Hillenbrand Industries, Inc.    5,800                                   289
   o Interface, Inc., Class A    3,300                                        29
     Kimball International, Inc., Class B    3,600                            49
     La-Z-Boy, Inc.    5,800                                                  76
     Leggett & Platt, Inc.    16,200                                         456
   @ Maytag Corp.    7,100                                                   123
   o MITY Enterprises, Inc.    600                                             9
  @o Mohawk Industries, Inc.    4,819                                        410
     National Presto Industries, Inc.    400                                  16
     Newell Rubbermaid, Inc.    23,900                                       515
   o Recoton Corp.    500                                                     --
   o Restoration Hardware, Inc.    1,700                                       9
  @o Salton, Inc.    1,100                                                     7
     Skyline Corp.    100                                                      4
     Stanley Furniture Co., Inc.    2,600                                    116
     Sturm Ruger & Co., Inc.    2,800                                         25
   o Tempur-Pedic International, Inc.    8,000                               130
     Thomas Industries, Inc.    3,200                                        108
   @ Toro Co.    800                                                          55
   o United Rentals, Inc.    5,900                                            91
   o Virco Manufacturing Corp.    1,170                                        9
   o Water Pik Technologies, Inc.    195                                       3
     Whirlpool Corp.    6,000                                                352
                                                                     -----------
                                                                           4,237
     CONTAINERS  0.2%
     ---------------------------------------------------------------------------
     Ball Corp.    12,600                                                    502
     Bemis Co.    6,400                                                      169
   o Crown Holdings, Inc.    6,100                                            69
     Greif, Inc., Class A    3,700                                           154
   o Mobile Mini, Inc.    600                                                 17
   o Mod-Pac Corp.    500                                                      6
   o Owens-Illinois, Inc.    16,200                                          300
     Packaging Dynamics Corp.    260                                           4
   o Pactiv Corp.    12,400                                                  294
   o Sealed Air Corp.    8,500                                               421
     Silgan Holdings, Inc.    2,900                                          138
   @ Sonoco Products Co.    4,100                                            109
                                                                     -----------
                                                                           2,183
     ELECTRONICS  5.3%
     ---------------------------------------------------------------------------
   o ACT Teleconferencing, Inc.    1,100                                       1
   o Actel Corp.    1,100                                                     17
     Acuity Brands, Inc.    17,200                                           456
   @ Acxiom Corp.    25,700                                                  643
   o ADC Telecommunications, Inc.    28,220                                   62
   o ADE Corp.    3,100                                                       48
   o Adelphia Communications, Class A    6,301                                 2
   o Advanced Fibre Communications, Inc.    3,500                             55
  @o Advanced Micro Devices, Inc.    29,000                                  488
   o Advanced Power Technology, Inc.    1,500                                 11
   o Agere Systems, Inc., Class A    70,116                                   85
   o Agilent Technologies, Inc.    39,317                                    985
     Agilysys, Inc.    1,600                                                  27
   o Alliance Semiconductor Corp.    1,200                                     4
   o Alliant Techsystems, Inc.    2,437                                      140
   o Altera Corp.    30,400                                                  691
   o American Physicians Capital, Inc.    2,500                               80
     American Power Conversion Corp.    16,600                               320
   o American Science & Engineering, Inc.    500                              18
   o American Technical Ceramics Corp.    500                                  6
   o AMIS Holdings, Inc.    2,500                                             38
  @o Amkor Technology, Inc.    14,400                                         72
   o Amphenol Corp., Class A    8,800                                        302
   o Anadigics, Inc.    1,150                                                  3
     Analog Devices, Inc.    30,200                                        1,216
   o Anaren, Inc.    3,300                                                    40
   o Andrew Corp.    10,925                                                  153
     Anixter International, Inc.    3,300                                    128
   o Applied Materials, Inc.    139,098                                    2,239
   o Applied Micro Circuits Corp.    12,238                                   45
   o Arris Group, Inc.    2,600                                               12
   o Arrow Electronics, Inc.    12,000                                       288
   o Artisan Components, Inc.    1,100                                        36
   o Aspect Communications Corp.    4,200                                     40
   o Astronics Corp.    1,250                                                  6
   o Asyst Technologies, Inc.    1,700                                         9
   o Atmel Corp.    37,900                                                   121
   o ATMI, Inc.    1,400                                                      33
   o Audiovox Corp., Class A    1,600                                         23
   o Avanex Corp.    2,100                                                     6
   o Avid Technology, Inc.    3,600                                          191
   o Avnet, Inc.    11,288                                                   191
     AVX Corp.    14,000                                                     168
   o Aware, Inc.    1,100                                                      3
   o Axcelis Technologies, Inc.    7,044                                      61
   o AXT, Inc.    800                                                          1
     Badger Meter, Inc.    1,000                                              49

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     BEI Technologies, Inc.    3,700                                         111
     Bel Fuse, Inc., Class A    1,200                                         35
     Belden CDT, Inc.    4,400                                                98
   o Bell Microproducts, Inc.    1,000                                         9
   o Benchmark Electronics, Inc.    10,050                                   341
   o BioVeris Corp.    3,800                                                  24
     Boston Acoustics, Inc.    1,300                                          17
   o Broadcom Corp., Class A    26,200                                       709
   o Brooks Automation, Inc.    1,364                                         20
   o Bruker BioSciences Corp.    2,100                                         7
     C&D Technologies, Inc.    4,500                                          81
   o C-COR.net Corp.    3,100                                                 23
   o Cabot Microelectronics Corp.    660                                      24
  @o Cadence Design Systems, Inc.    22,600                                  281
   o CalAmp Corp.    1,000                                                     7
   o Captaris, Inc.    2,200                                                  10
   o CCC Information Services Group, Inc.    7,322                           134
   o Celera Genomics Group -- Applera Corp.    5,600                          72
   o Ceva, Inc.    433                                                         3
     Chase Corp.    100                                                        2
   o Checkpoint Systems, Inc.    4,600                                        79
   o Chronimed, Inc.    600                                                    4
   o CIENA Corp.    17,294                                                    43
   o Cirrus Logic, Inc.    3,800                                              19
   o ClearOne Communications, Inc.    1,000                                    4
   o CMGI, Inc.    14,086                                                     19
   o Coherent, Inc.    1,300                                                  31
     Cohu, Inc.    1,100                                                      17
   o CommScope, Inc.    4,900                                                 88
   o Computer Network Technology Corp.    1,100                                5
   o Comtech Telecommunications Corp.    1,450                                40
  @o Conexant Systems, Inc.    25,046                                         43
   o Cox Radio, Inc., Class A    4,600                                        73
   o Credence Systems Corp.    1,700                                          13
  @o Cree, Inc.    6,000                                                     207
     CTS Corp.    5,800                                                       77
     Cubic Corp.    1,200                                                     26
  @o Cyberonics    3,700                                                      69
   o Cymer, Inc.    1,700                                                     48
   o Cypress Semiconductor Corp.    8,500                                     90
   o Daktronics, Inc.    5,600                                               138
   o DDi Corp.    8                                                           --
   o Diodes, Inc.    2,850                                                    83
   o Dionex Corp.    1,200                                                    67
   o DSP Group, Inc.    3,300                                                 65
   o Ducommun, Inc.    4,300                                                 101
   o Dupont Photomasks, Inc.    1,900                                         50
   o Dynamics Research Corp.    1,200                                         21
   o Electro Rent Corp.    5,100                                              58
   o Electro Scientific Industries, Inc.    1,300                             22
   o Electroglas, Inc.    900                                                  3
   o Electronics for Imaging    3,400                                         61
   o Emcore Corp.    1,500                                                     2
   o EMS Technologies, Inc.    1,000                                          17
   o Emulex Corp.    5,900                                                    62
  @o Energizer Holdings, Inc.    6,333                                       294
  @o Energy Conversion Devices, Inc.    600                                   10
   o ESS Technology, Inc.    2,100                                            14
   o Exar Corp.    3,300                                                      50
   o Excel Technology, Inc.    600                                            15
   o Fairchild Semiconductor International, Inc., Class A  8,600             124
   o FEI Co.    1,500                                                         29
   o First Virtual Communications, Inc.    240                                --
  @o Flir Systems, Inc.    2,400                                             128
   o FormFactor, Inc.    2,500                                                59
     Frequency Electronics, Inc.    500                                        6
   o FSI International, Inc.    1,300                                          6
   o FuelCell Energy, Inc.    1,200                                           15
   o General Cable Corp.    2,200                                             27
   o Genus, Inc.    500                                                        1
   o Gerber Scientific, Inc.    1,900                                         15
  @o Getty Images, Inc.    4,600                                             272
   o Glenayre Technologies, Inc.    2,300                                      4
   o GTC Biotherapeutics, Inc.    1,800                                        3
     Harman International Industries, Inc.    6,800                          817
   o Harmonic, Inc.    6,342                                                  53
     Harris Corp.    7,000                                                   431
   o Harvard Bioscience, Inc.    500                                           2
     Hearst-Argyle Television, Inc.    3,700                                  96
   o Herley Industries, Inc.    4,000                                         70
   o HI/FN, Inc.    800                                                        6
   o Hollywood Entertainment Corp.    4,300                                   42
  @o Hutchinson Technology, Inc.    16,600                                   558
   o Illumina, Inc.    1,500                                                  10
   o Integrated Circuit Systems, Inc.    5,400                               122
   o Integrated Silicon Solutions, Inc.    3,400                              26
     Intel Corp.    533,832                                               11,883
  @o Intelli-Check, Inc.    500                                                3
   o Interactive Data Corp.    20,700                                        408
   o Intermagnetics General Corp.    2,056                                    52
   o International Rectifier Corp.    6,600                                  262
   @ Intersil Corp., Class A    12,364                                       202
   o Itron, Inc.    2,500                                                     52
     ITT Industries, Inc.    8,700                                           706
   o Ixia    5,200                                                            66
   o IXYS Corp.    900                                                         6
   o Jabil Circuit, Inc.    15,400                                           374
   o JDS Uniphase Corp.    112,424                                           356
     Keithley Instruments, Inc.    3,200                                      56
   o Kemet Corp.    6,700                                                     52
  @o KLA-Tencor Corp.    15,000                                              683
   o Kopin Corp.    2,500                                                      9

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Kulicke & Soffa Industries, Inc.    4,400                                31
   o Lam Research Corp.    11,600                                            302
   o Lattice Semiconductor Corp.    4,600                                     23
   o LeCroy Corp.    900                                                      15
   o Lightpath Technologies, Inc., Class A    75                              --
     Linear Technology Corp.    25,000                                       947
   o Littelfuse, Inc.    4,500                                               147
   o Logicvision, Inc.    1,000                                                2
   o LSI Logic Corp.    29,964                                               136
   o Lucent Technologies, Inc.    301,923                                  1,072
   o Macromedia, Inc.    4,500                                               122
   o Mattson Technology, Inc.    4,100                                        34
     Maxim Integrated Products, Inc.    27,453                             1,208
   o Maxwell Technologies, Inc.    1,000                                      11
   o Measurement Specialties, Inc.    700                                     18
   o MEMC Electronic Materials, Inc.    16,300                               153
   o Mercury Computer Systems, Inc.    3,600                                  91
   o Mestek, Inc.    700                                                      13
     Methode Electronics, Class A    3,600                                    48
   o Micron Technology, Inc.    49,500                                       603
   o Microsemi Corp.    7,000                                                109
   o MKS Instruments, Inc.    4,300                                           68
     Mocon, Inc.    600                                                        5
     Molex, Inc.    16,125                                                   477
   o Monolithic System Technology, Inc.    1,200                               5
     Motorola, Inc.    193,455                                             3,339
   o MRV Communications, Inc.    4,307                                        15
     MTS Systems Corp.    4,500                                              116
   o Mykrolis Corp.    3,021                                                  32
  @o Nanogen, Inc.    1,500                                                    6
   o Nanometrics, Inc.    300                                                  4
   o National Semiconductor Corp.    29,200                                  488
   o Netopia, Inc.    2,100                                                    5
   o Newport Corp.    4,200                                                   47
   o Novellus Systems, Inc.    11,171                                        289
   o Novoste Corp.    1,600                                                    2
   o Nvidia Corp.    7,000                                                   101
  @o Omnivision Technologies, Inc.    2,800                                   45
   o Oplink Communications, Inc.    4,600                                      9
   o Optical Communication Products, Inc.    500                               1
   o OSI Systems, Inc.    3,700                                               64
     Park Electrochemical Corp.    3,600                                      76
  @o Parkervision, Inc.    400                                                 2
   o Paxson Communications Corp.    1,900                                      2
   o Pemstar, Inc.    1,600                                                    3
   o Pericom Semiconductor Corp.    600                                        5
     PerkinElmer, Inc.    11,477                                             236
  @o Photon Dynamics, Inc.    3,400                                           62
   o Pinnacle Systems, Inc.    1,800                                           8
   o Pixelworks, Inc.    4,100                                                46
   o Planar Systems, Inc.    3,700                                            36
   o Plantronics, Inc.    4,000                                              174
   o Plexus Corp.    1,700                                                    21
   o PLX Technology, Inc.    1,300                                            12
   o Powell Industries, Inc.    1,000                                         16
  @o Power Integrations, Inc.    1,400                                        30
   o Power-One, Inc.    6,000                                                 42
   o Powerwave Technologies, Inc.    3,200                                    24
   o QLogic Corp.    8,522                                                   277
     Qualcomm, Inc.    135,100                                             5,649
   o Quantum Corp.    5,500                                                   15
   o QuickLogic Corp.    900                                                   2
   o Radisys Corp.    3,700                                                   49
   o Rambus, Inc.    8,200                                                   141
     Raven Industries, Inc.    2,800                                          63
   o Rayovac Corp.    2,800                                                   70
   o Remec, Inc.    2,500                                                     14
   o Rex Stores Corp.    1,875                                                29
   o RF Micro Devices, Inc.    13,700                                         89
     Richardson Electronics Ltd.    1,300                                     11
   o Rofin-Sinar Technologies, Inc.    1,900                                  57
   o Rudolph Technologies, Inc.    500                                         8
   o Sanmina -- SCI Corp.    41,316                                          331
   o SBS Technologies, Inc.    1,700                                          23
   o ScanSoft, Inc.    1,204                                                   5
     Scientific-Atlanta, Inc.    11,900                                      326
   o SCM Microsystems, Inc.    1,200                                           4
   o Seagate Technology    8,500                                             107
   o Semitool, Inc.    4,300                                                  33
   o Semtech Corp.    6,000                                                  125
   o Silicon Image, Inc.    2,000                                             27
   o Silicon Laboratories, Inc.    5,000                                     150
   o Silicon Storage Technology, Inc.    7,000                                52
   o Siliconix, Inc.    8,100                                                335
   o Sipex Corp.    1,600                                                      9
   o Sirenza Microdevices, Inc.    1,300                                       6
   o Sirf Technology Holdings, Inc.    3,500                                  41
   o Skyworks Solutions, Inc.    5,689                                        51
   o Solectron Corp.    81,520                                               426
   o Somera Communications, Inc.    1,900                                      2
     Spectralink Corp.    1,000                                               12
   o Spherix, Inc.    500                                                      2
   o Standard Microsystems Corp.    3,600                                     79
   o Stratex Networks, Inc.    2,800                                           5
 @>o Superior Telecom, Inc.    1,124                                          --
   o Supertex, Inc.    1,400                                                  30
     Symbol Technologies, Inc.    19,437                                     286
   o Symmetricom, Inc.    8,450                                               72
   o Synaptics, Inc.    3,500                                                111
  @o Taser International, Inc.    6,000                                      245
   o Technitrol, Inc.    4,000                                                65
   o Tekelec    8,700                                                        194
     Tektronix, Inc.    9,202                                                279
 @>o TelCove    4,638                                                         --
   o Tellabs, Inc.    32,800                                                 262
   o Teradyne, Inc.    15,559                                                258

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Terayon Communication Systems Corp.    2,800                              5
   o Tessco Technologies, Inc.    900                                         12
   o Tessera Technologies, Inc.    3,000                                      84
     Texas Instruments, Inc.    143,397                                    3,506
   o Therma-Wave, Inc.    1,000                                                3
   o Thermo Electron Corp.    26,550                                         770
   o Thomas & Betts Corp.    7,300                                           207
   o THQ, Inc.    1,950                                                       37
   o Three-Five Systems, Inc.    1,099                                         2
   o Tollgrade Communications, Inc.    3,600                                  34
  @o Transmeta Corp.    4,500                                                  9
  @o Transwitch Corp.    3,100                                                 3
   o Tripath Technology, Inc.    1,800                                         2
   o Triquint Semiconductor, Inc.    5,310                                    19
   o Troy Group, Inc.    2,000                                                 6
   o TTM Technologies, Inc.    4,400                                          41
   o Tweeter Home Entertainment Group, Inc.    1,100                           7
     United Industrial Corp.    1,200                                         38
     Unitil Corp.    600                                                      17
  @o Valence Technology, Inc.    1,400                                         5
   o Varian Semiconductor Equipment Associates, Inc.    1,500                 52
   o Varian, Inc.    5,800                                                   212
   o Viasat, Inc.    3,500                                                    66
   o Vicor Corp.    4,200                                                     39
   o Virage Logic Corp.    1,400                                              22
  @o Vishay Intertechnology, Inc.    11,781                                  152
   o Vitesse Semiconductor Corp.    6,986                                     19
   o Waters Corp.    8,700                                                   359
   o Western Digital Corp.    15,700                                         131
   o Western Wireless Corp., Class A    7,700                                224
   o Wilson Greatbatch Technologies, Inc.    1,100                            19
   o WJ Communications, Inc.    2,300                                          5
     Xilinx, Inc.    27,600                                                  845
   o YDI Wireless, Inc.    100                                                --
   o Zebra Technologies Corp., Class A    6,375                              338
   o Zoran Corp.    1,761                                                     18
                                                                     -----------
                                                                          60,574
     ENERGY: RAW MATERIALS  2.0%
     ---------------------------------------------------------------------------
     Alliance Resource Partners L.P.    1,700                                 98
     Anadarko Petroleum Corp.    19,530                                    1,317
     Apache Corp.    28,372                                                1,438
     APCO Argentina, Inc.    200                                               7
     Arch Coal, Inc.    3,500                                                114
   o Atwood Oceanics, Inc.    1,200                                           58
     Baker Hughes, Inc.    28,300                                          1,212
     Berry Petroleum Co., Class A    2,000                                    76
   o BJ Services Co.    14,300                                               729
     Buckeye Partners L.P.    3,400                                          139
     Burlington Resources, Inc.    34,000                                  1,411
     Cabot Oil & Gas Corp.    14,400                                         609
     CARBO Ceramics, Inc.    3,000                                           217
   o Cimarex Energy Co.    3,122                                             112
   o Cooper Cameron Corp.    3,300                                           160
   o CREDO Petroleum Corp.    1,800                                           25
   o Denbury Resources, Inc.    4,900                                        122
     Devon Energy Corp.    18,680                                          1,382
     ENSCO International, Inc.    11,200                                     342
     Enterprise Products Partners L.P.    17,000                             392
     EOG Resources, Inc.    11,400                                           759
   o FMC Technologies, Inc.    4,591                                         139
   o Forest Oil Corp.    4,450                                               136
   o Grant Prideco, Inc.    6,100                                            125
   o Grey Wolf, Inc.    5,800                                                 30
     Halliburton Co.    36,700                                             1,359
   o Hanover Compressor Co.    5,600                                          73
  @o Headwaters, Inc.    2,500                                                79
     Helmerich & Payne, Inc.    4,800                                        137
   o Hydril Co.    2,500                                                     110
   @ Inergy L.P.    2,000                                                     54
     Joy Global, Inc.    8,600                                               291
   o Key Energy Services, Inc.    10,300                                     118
   o Kirby Corp.    2,800                                                    118
     Lufkin Industries, Inc.    500                                           18
     Massey Energy Co.    6,800                                              183
   @ Natural Resource Partners L.P.    2,000                                  88
     NL Industries, Inc.    5,300                                            106
   o Noble Corp.    10,100                                                   461
     Noble Energy, Inc.    3,500                                             203
     Occidental Petroleum Corp.    33,100                                  1,848
   o Offshore Logistics, Inc.    3,600                                       130
   o Oil States International, Inc.    3,600                                  66
   o Parker Drilling Co.    2,800                                             11
     Peabody Energy Corp.    3,800                                           242
   @ Penn Virginia Resource Partners L.P.    2,500                           108
     Plains All American Pipeline L.P.    4,600                              163
     Range Resources Corp.    5,400                                           85
   o Reliant Energy, Inc.    22,625                                          233
   o Rowan Cos., Inc.    3,400                                                87
     Schlumberger Ltd.    50,000                                           3,147
   o Seacor Holdings, Inc.    1,250                                           60
  @o Smith International, Inc.    7,400                                      430
   o Swift Energy Co.    2,500                                                61
   o TC Pipelines L.P.    2,400                                               91
     Tidewater, Inc.    2,700                                                 84
     Unit Corp.    4,400                                                     163
     USEC, Inc.    3,000                                                      29
     Valero Energy Corp.    22,298                                           958
   o W-H Energy Services, Inc.    900                                         18
   o Weatherford International Ltd.    10,600                                554

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Western Gas Resources, Inc.    4,000                                    117
   o Westmoreland Coal Co.    3,500                                           81
     World Fuel Services Corp.    3,000                                      102
   o Xanser Corp.    1,400                                                     4
                                                                     -----------
                                                                          23,419
     FOOD & AGRICULTURE  3.1%
     ---------------------------------------------------------------------------
   o 7-Eleven, Inc.    5,000                                                 105
   @ American Italian Pasta Co., Class A    1,000                             20
     The Andersons, Inc.    1,500                                             35
     Archer-Daniels-Midland Co.    53,958                                  1,045
  >o Aurora Foods, Inc.    2,500                                              --
     Bridgford Foods Corp.    300                                              3
   o Cadiz, Inc.    84                                                         1
     Campbell Soup Co.    35,400                                             950
   o Chiquita Brands International, Inc.    10,000                           180
     Coca-Cola Bottling Co. Consolidated    400                               21
     The Coca-Cola Co.    202,200                                          8,221
     Coca-Cola Enterprises, Inc.    37,200                                   778
     ConAgra Foods, Inc.    43,293                                         1,143
     Consolidated-Tomoka Land Co.    900                                      33
     Corn Products International, Inc.    7,800                              384
   o Dean Foods Co.    8,613                                                 257
   o Del Monte Foods Co.    8,931                                             95
     Delta & Pine Land Co.    2,000                                           53
   o Embrex, Inc.    1,300                                                    17
  @> Fleming Cos., Inc.    3,400                                              --
     Flowers Foods, Inc.    19,515                                           495
     Fresh Brands, Inc.    1,800                                              14
     Fresh Del Monte Produce, Inc.    4,200                                  110
     General Mills, Inc.    31,300                                         1,385
   o Green Mountain Coffee Roasters, Inc.    900                              23
   o Griffen Land & Nurseries, Inc.    300                                     8
     H.J. Heinz Co.    27,900                                              1,014
   o Hain Celestial Group, Inc.    1,406                                      23
     Hershey Foods Corp.    21,400                                         1,085
     Hormel Foods Corp.    6,500                                             183
     Ingles Markets, Inc., Class A    300                                      4
   @ Interstate Bakeries    3,200                                             13
   o J & J Snack Foods Corp.    3,200                                        142
   @ The J.M. Smuckers Co.    2,438                                          109
   o John B. Sanfilippo & Son    5,000                                        90
     Kellogg Co.    34,400                                                 1,479
   @ Kraft Foods, Inc., Class A    37,500                                  1,249
     Lance, Inc.    2,900                                                     49
   o Lesco, Inc.    500                                                        6
     Lindsay Manufacturing Co.    800                                         19
     Marsh Supermarkets, Inc., Class B    1,000                               11
   o Maui Land & Pineapple Co., Inc.    800                                   26
     McCormick & Co., Inc.    8,300                                          294
     MGP Ingredients, Inc.    3,400                                           28
   o Monterey Pasta Co.    700                                                 3
     Nash Finch Co.    1,700                                                  52
   o Neogen Corp.    625                                                      12
   o The Pantry, Inc.    400                                                   9
   o Peet's Coffee & Tea, Inc.    1,800                                       46
     The Pepsi Bottling Group, Inc.    23,400                                656
     PepsiAmericas, Inc.    13,200                                           267
     PepsiCo, Inc.    140,800                                              6,981
   o Performance Food Group Co.    1,900                                      44
     Pilgrim's Pride Corp., Class B    1,400                                  38
   o Ralcorp Holdings, Inc.    6,700                                         246
     Rocky Mountain Chocolate Factory, Inc.    1,650                          21
     Sanderson Farms, Inc.    5,250                                          171
     Sara Lee Corp.    64,378                                              1,499
   o The Scotts Co., Class A    2,800                                        180
     Seaboard Corp.    200                                                   139
     Sensient Technologies Corp.    2,300                                     50
   o Smart & Final, Inc.    2,700                                             40
   o Smithfield Foods, Inc.    6,300                                         153
   o Spartan Stores, Inc.    500                                               2
     Standard Commercial Corp.    1,100                                       18
     Supervalu, Inc.    18,087                                               533
     Sysco Corp.    52,036                                                 1,679
     Tasty Baking Co.    500                                                   4
   o Tejon Ranch Co.    674                                                   24
     Tootsie Roll Industries, Inc.    2,255                                   68
     Tyson Foods, Inc., Class A    27,840                                    404
   o United Natural Foods, Inc.    2,600                                      71
  @o VistaCare, Inc., Class A    1,000                                        16
   o Wild Oats Markets, Inc.    3,800                                         23
     Wm. Wrigley Jr. Co.    19,100                                         1,249
   o Zapata Corp.    1,000                                                    59
                                                                     -----------
                                                                          35,957
     GOLD  0.2%
     ---------------------------------------------------------------------------
   o Glamis Gold Ltd.    11,100                                              220
   o Meridian Gold, Inc.    6,600                                            111
     Newmont Mining Corp.    34,251                                        1,628
     Royal Gold, Inc.    3,100                                                50
                                                                     -----------
                                                                           2,009
     HEALTHCARE / DRUGS & MEDICINE  11.5%
     ---------------------------------------------------------------------------
   o 1-800 Contacts, Inc.    500                                               8
  @o aaiPharma, Inc.    4,300                                                 12
     Abbott Laboratories    128,205                                        5,465
   o Abgenix, Inc.    7,100                                                   65
   o Abiomed, Inc.    800                                                      9
   o Accelrys, Inc.    1,300                                                   7

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
  @o Accredo Health, Inc.    2,841                                            65
   o Aclara BioSciences, Inc.    2,400                                         9
  @o Advanced Medical Optics, Inc.    2,400                                   94
   o Advanced Neuromodulation Systems, Inc.    1,050                          33
  @o AeroGen, Inc.    640                                                      1
   o Albany Molecular Research, Inc.    1,600                                 14
   o Align Technology, Inc.    8,700                                          90
   o Alkermes, Inc.    3,100                                                  38
   @ Allergan, Inc.    11,900                                                852
   o Alliance Imaging, Inc.    1,800                                          13
   o Allscripts Healthcare Solutions, Inc.    1,900                           18
     Alpharma, Inc., Class A    3,700                                         63
   o Amedisys, Inc.    2,500                                                  76
   o America Service Group, Inc.    3,300                                    118
  @o American Healthways, Inc.    3,100                                       94
   o American Medical Systems Holdings, Inc.    3,900                        145
  @o AMERIGROUP Corp.    900                                                  54
     AmerisourceBergen Corp.    10,324                                       568
   o Amgen, Inc.    107,168                                                6,087
   o Amsurg Corp.    4,800                                                   112
   o Amylin Pharmaceuticals, Inc.    2,300                                    49
   o Andrx Corp.    6,400                                                    138
  @o Anthem, Inc.    14,417                                                1,159
   o Antigenics, Inc.    1,400                                                 9
   o Aphton Corp.    800                                                       3
     Applied Biosystems Group -- Applera Corp.    16,500                     315
  @o Apria Healthcare Group, Inc.    10,500                                  287
   o Arqule, Inc.    8,800                                                    40
     Arrow International, Inc.    6,400                                      183
   o Arthrocare Corp.    1,400                                                43
   o Aspect Medical Systems, Inc.    3,700                                    67
   o Atrix Labs, Inc.    1,400                                                43
   o AVANIR Pharmaceuticals, Class A    1,900                                  6
   o Avant Immunotherapeutics, Inc.    3,000                                   6
   o Avigen, Inc.    900                                                       3
   o Barr Pharmaceuticals, Inc.    8,781                                     331
     Bausch & Lomb, Inc.    3,400                                            207
     Baxter International, Inc.    50,118                                  1,542
     Beckman Coulter, Inc.    5,100                                          303
     Becton Dickinson & Co.    21,300                                      1,118
   o Beverly Enterprises, Inc.    8,800                                       76
   o BioCryst Pharmaceuticals, Inc.    1,400                                   7
   o Biogen Idec, Inc.    28,125                                           1,636
   o BioMarin Pharmaceuticals, Inc.    1,800                                   7
     Biomet, Inc.    20,125                                                  939
  @o Biosite, Inc.    1,400                                                   68
   o Biosource International, Inc.    1,500                                    9
   o Bone Care International, Inc.    1,400                                   32
   o Boston Scientific Corp.    67,800                                     2,393
   o Bradley Pharmaceuticals, Inc.    1,700                                   28
     Bristol-Myers Squibb Co.    161,550                                   3,785
     C.R. Bard, Inc.    8,000                                                454
   o Caliper Life Sciences, Inc.    700                                        5
     Cambrex Corp.    3,400                                                   76
     Cardinal Health, Inc.    36,160                                       1,690
  @o Caremark Rx, Inc.    37,090                                           1,112
  @o Cell Therapeutics, Inc.    1,400                                          9
   o Centene Corp.    500                                                     24
  @o Cephalon, Inc.    3,500                                                 167
   o Cerus Corp.    500                                                        1
  @o Charles River Laboratories International, Inc.    6,416                 300
   o Chattem, Inc.    1,200                                                   40
   o Chiron Corp.    15,100                                                  490
   o Cholestech Corp.    1,700                                                14
   o ChromaVision Medical Systems, Inc.    1,100                               1
   o Ciphergen Biosystems, Inc.    1,700                                       6
     CNS, Inc.    5,000                                                       57
   o Collagenex Pharmaceuticals, Inc.    3,000                                18
   o Community Health Systems, Inc.    7,100                                 190
   o Conmed Corp.    1,700                                                    48
   @ Cooper Cos., Inc.    2,200                                              155
   o Corixa Corp.    1,802                                                     7
   o Corvel Corp.    1,900                                                    50
   o Covance, Inc.    5,800                                                  230
   o Coventry Health Care, Inc.    14,400                                    589
  @o CryoLife, Inc.    750                                                     5
   o CTI Molecular Imaging, Inc.    2,000                                     16
   o Cubist Pharmaceuticals, Inc.    1,900                                    19
   o Curis, Inc.    3,140                                                     12
   o CV Therapeutics, Inc.    1,100                                           18
   o Cytogen Corp.    230                                                      2
   o Cytyc Corp.    7,800                                                    204
     D&K Healthcare Resources, Inc.    3,200                                  23
   o Dade Behring Holdings, Inc.    2,600                                    146
     Datascope Corp.    2,500                                                 81
   o DaVita, Inc.    24,750                                                  733
   o Deltagen, Inc.    2,200                                                  --
   o Dendreon Corp.    1,400                                                  14
     Dentsply International, Inc.    6,550                                   341
     Diagnostic Products Corp.    1,700                                       75
   o Digene Corp.    1,400                                                    35
   o DJ Orthopedics, Inc.    3,000                                            51
   o Durect Corp.    2,000                                                     4
  @o Dynacq Healthcare, Inc.    3,616                                         18
  @o Edwards Lifesciences Corp.    3,900                                     133
     Eli Lilly & Co.    92,400                                             5,074
   o Emisphere Technologies, Inc.    800                                       2
   o Endo Pharmaceutical Holdings, Inc.    10,500                            229
   o Enpath Medical, Inc.    3,000                                            27
   o Entremed, Inc.    1,200                                                   3

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Enzo Biochem, Inc.    1,782                                              32
   o Enzon Pharmaceuticals, Inc.    4,400                                     71
   o Eon Labs, Inc.    7,800                                                 192
  @o Express Scripts, Inc.    6,300                                          403
   o Eyetech Pharmaceuticals, Inc.    2,500                                  106
   o First Health Group Corp.    8,700                                       139
   o First Horizon Pharmaceutical Corp.    3,400                              84
   o Forest Laboratories, Inc.    27,500                                   1,227
  @o Gen-Probe, Inc.    3,400                                                119
   o Gene Logic, Inc.    1,300                                                 4
   o Genelabs Technologies, Inc.    800                                        1
   o Genentech, Inc.    43,300                                             1,971
   o Genesis HealthCare Corp.    6,250                                       192
   o Genta, Inc.    2,900                                                      7
   o Genzyme Corp.    15,232                                                 799
  @o Geron Corp.    1,000                                                      8
   o Gilead Sciences, Inc.    36,620                                       1,268
     Guidant Corp.    25,816                                               1,720
   o Guilford Pharmaceuticals, Inc.    1,200                                   5
   o Haemonetics Corp.    3,700                                              122
   @ HCA, Inc.    39,100                                                   1,436
     Health Management Associates, Inc., Class A    15,900                   328
  @o Health Net, Inc.    16,600                                              403
     Healthcare Services Group    3,750                                       69
   o HealthExtras, Inc.    1,900                                              27
   o HealthTronics Surgical Services, Inc.    3,500                           24
   o Henry Schein, Inc.    2,300                                             145
   o Hologic, Inc.    2,600                                                   52
   o Hospira, Inc.    14,070                                                 449
   o Human Genome Sciences, Inc.    5,100                                     52
   o Humana, Inc.    18,900                                                  362
  @o ICU Medical, Inc.    550                                                 12
   o Idexx Laboratories, Inc.    2,500                                       125
   o Ii-Vi, Inc.    1,900                                                     65
   o ImClone Systems, Inc.    6,935                                          304
   o Immucor, Inc.    1,687                                                   52
   o Immunogen, Inc.    1,500                                                  8
   o Immunomedics, Inc.    2,400                                               7
   o IMPAC Medical Systems, Inc.    3,000                                     47
   o Impax Laboratories, Inc.    1,600                                        24
   o Inamed Corp.    13,950                                                  741
   o Incyte Corp.    2,600                                                    27
   o Indevus Pharmaceuticals, Inc.    1,800                                   12
   o Inspire Pharmaceuticals, Inc.    1,300                                   20
  @o Integra LifeSciences Holdings Corp.    1,100                             35
   o InterMune, Inc.    1,100                                                 14
   o Intuitive Surgical, Inc.    1,050                                        31
     Invacare Corp.    2,000                                                  92
   o Isis Pharmaceuticals, Inc.    1,900                                       9
  @o IVAX Corp.    18,437                                                    334
 (8) Johnson & Johnson    246,370                                         14,383
   o Kendle International, Inc.    2,700                                      17
   o Kindred Healthcare, Inc.    4,624                                       111
   o Kinetic Concepts, Inc.    2,500                                         125
  @o King Pharmaceuticals, Inc.    18,516                                    202
   o Kosan Biosciences, Inc.    2,500                                         16
   o KV Pharmaceutical Co., Class A    2,700                                  54
   o Kyphon, Inc.    3,000                                                    75
   o Laboratory Corp. of America Holdings    12,800                          586
     Landauer, Inc.    1,100                                                  54
   o Lexicon Genetics, Inc.    6,900                                          45
  @o LifePoint Hospitals, Inc.    2,300                                       75
  @o Ligand Pharmaceuticals, Inc., Class B    2,300                           21
  @o Lincare Holdings, Inc.    7,100                                         261
   o Magellan Health Services, Inc.    3,007                                 112
     Manor Care, Inc.    8,000                                               262
  @o Maxim Pharmaceuticals, Inc.    2,400                                      6
     McKesson Corp.    22,900                                                611
  @o Med-Design Corp.    1,200                                                 1
   o Medarex, Inc.    3,000                                                   23
   o Medcath Corp.    1,500                                                   26
  @o Medco Health Solutions, Inc.    23,638                                  802
   o Medical Action Industries, Inc.    2,500                                 42
   o Medicines Co.    1,700                                                   45
     Medicis Pharmaceutical Corp., Class A    3,400                          138
   o Medimmune, Inc.    19,875                                               565
  @o Medis Technologies Ltd.    1,110                                         14
     Medtronic, Inc.    100,974                                            5,161
   @ Mentor Corp.    3,000                                                   104
     Merck & Co., Inc.    183,552                                          5,747
     Meridian Bioscience, Inc.    5,000                                       67
   o Merit Medical Systems, Inc.    2,222                                     23
   o MGI Pharma, Inc.    3,800                                               101
   o Millennium Pharmaceuticals, Inc.    25,856                              336
   o MIM Corp.    1,500                                                        9
     Mine Safety Appliances Co.    2,700                                     102
   o Molecular Devices Corp.    8,100                                        162
   o Molina Healthcare, Inc.    2,500                                         92
   @ Mylan Laboratories, Inc.    45,000                                      775
   o Myogen, Inc.    2,500                                                    22
   o Myriad Genetics, Inc.    1,400                                           25
   o Nabi Biopharmaceuticals    2,800                                         39
     National Healthcare Corp.    600                                         18
     Nature's Sunshine Products, Inc.    4,000                                61
   o NBTY, Inc.    16,000                                                    441
   o Nektar Therapeutics    2,200                                             32
   o Neose Technologies, Inc.    500                                           4
   o Neurocrine Biosciences, Inc.    1,400                                    65
   o Neurogen Corp.    800                                                     6
  @o Northfield Laboratories, Inc.    1,100                                   15
   o Noven Pharmacuticals, Inc.    5,500                                     124

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o NPS Pharmacuticals, Inc.    1,000                                        17
   o Nutraceutical International Corp.    5,000                               78
   o Nuvelo, Inc.    300                                                       3
     Oakley, Inc.    6,700                                                    85
  @o OCA, Inc.    2,112                                                        9
   o Ocular Sciences, Inc.    1,500                                           73
   o Odyssey HealthCare, Inc.    2,250                                        17
     Omnicare, Inc.    7,500                                                 207
   o Onyx Pharmaceuticals, Inc.    1,800                                      51
   o OraSure Technologies, Inc.    1,500                                      10
   o Orchid BioSciences, Inc.    280                                           3
   o Oscient Pharmaceuticals Corp.    2,100                                    7
   o OSI Pharmaceuticals, Inc.    1,692                                      110
     Owens & Minor, Inc.    2,000                                             52
  @o Pacificare Health Systems, Inc.    18,800                               670
   o Pain Therapeutics, Inc.    2,600                                         18
   o Par Pharmaceutical Cos., Inc.    1,900                                   75
   o Parexel International Corp.    2,400                                     46
  @o Patterson Cos., Inc.    10,600                                          398
   o Pediatrix Medical Group, Inc.    3,000                                  169
     Perrigo Co.    7,300                                                    133
 (6) Pfizer, Inc.    631,552                                              18,283
   o Pharmaceutical Product Development, Inc.    5,000                       211
   o Pharmacopeia Drug Discovery, Inc.    650                                  4
   o Pharmacyclics, Inc.    1,100                                             13
   o Pharmion Corp.    2,500                                                 115
     PolyMedica Corp.    4,400                                               154
   o Pozen, Inc.    1,300                                                     11
   o Praecis Pharmaceuticals, Inc.    1,600                                    3
   o Priority Healthcare Corp., Class B    2,000                              36
   o Protein Design Labs, Inc.    4,100                                       79
   o Province Healthcare Co.    4,825                                        103
   o PSS World Medical, Inc.    5,800                                         65
   o QMed, Inc.    500                                                         4
     Quest Diagnostics    7,410                                              649
   o Regeneration Technologies, Inc.    1,700                                 13
   o Regeneron Pharmaceuticals, Inc.    1,900                                 14
   o RehabCare Group, Inc.    4,000                                           92
   o Renal Care Group, Inc.    7,050                                         222
   o Res-Care, Inc.    4,500                                                  55
   o Resmed, Inc.    2,000                                                    94
   o Respironics, Inc.    1,900                                               97
   o Sangamo Biosciences, Inc.    1,200                                        5
   o Savient Pharmaceuticals, Inc.    2,300                                    5
     Schering-Plough Corp.    121,750                                      2,205
     Select Medical Corp.    7,500                                           129
   o Sepracor, Inc.    6,600                                                 303
   o Serologicals Corp.    1,200                                              28
  @o Sierra Health Services, Inc.    11,700                                  558
   o Sola International, Inc.    2,700                                        52
   o SonoSite, Inc.    1,600                                                  46
   o Specialty Laboratories    700                                             7
   o St. Jude Medical, Inc.    14,800                                      1,133
   o Steris Corp.    6,100                                                   126
     Stryker Corp.    33,600                                               1,448
   o Sunrise Senior Living, Inc.    4,900                                    187
   o SuperGen, Inc.    900                                                     5
   o Sybron Dental Specialties, Inc.    4,633                                151
   o Symbion, Inc.    2,500                                                   39
   o Tanox, Inc.    4,900                                                     77
   o Techne Corp.    3,800                                                   137
   o Tenet Healthcare Corp.    36,650                                        393
   o Theragenics Corp.    2,500                                                9
   o Third Wave Technologies, Inc.    1,800                                   14
  @o Thoratec Corp.    2,636                                                  23
   o Titan Pharmaceuticals, Inc.    800                                        2
   o Transgenomic, Inc.    1,200                                               2
   o Transkaryotic Therapies, Inc.    3,400                                   59
   o Triad Hospitals, Inc.    6,044                                          200
   o Trimeris, Inc.    500                                                     6
   o TriPath Imaging, Inc.    2,600                                           18
   o Tripos, Inc.    6,000                                                    24
   o United Surgical Partners International, Inc.    1,400                    49
     UnitedHealth Group, Inc.    66,300                                    4,800
     Universal Health Services, Class B    4,000                             166
   o Urologix, Inc.    1,800                                                   9
   o US Physical Therapy, Inc.    3,500                                       53
   o USANA Health Sciences, Inc.    1,000                                     30
   o Utah Medical Products, Inc.    2,500                                     45
     Valeant Pharmaceuticals International    7,900                          190
   o Varian Medical Systems, Inc.    11,900                                  478
   o VCA Antech, Inc.    5,400                                               121
   o Ventana Medical Systems, Inc.    1,200                                   65
   o Vertex Pharmaceuticals, Inc.    3,144                                    34
   o Viasys Healthcare, Inc.    2,982                                         51
   o Vical, Inc.    1,600                                                      8
  @o Viropharma, Inc.    1,000                                                 3
   o Visx, Inc.    3,100                                                      52
     Vital Signs, Inc.    1,900                                               66
   o Watson Pharmaceuticals, Inc.    7,732                                   217
   o WellPoint Health Networks, Inc.    12,680                             1,238
     West Pharmaceutical Services, Inc.    6,600                             151
   o Wright Medical Group, Inc.    1,700                                      44
     Wyeth    109,400                                                      4,338
   o XOMA Ltd.    2,400                                                        5
     Young Innovations, Inc.    2,000                                         64
   o Zimmer Holdings, Inc.    20,300                                       1,575
   o Zymogenetics, Inc.    2,000                                              38
                                                                     -----------
                                                                         131,748
     HOUSEHOLD PRODUCTS  1.8%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    6,950                                    312

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Avon Products, Inc.    39,000                                         1,542
     Church & Dwight Co., Inc.    4,950                                      135
     Clorox Co.    27,000                                                  1,474
     Colgate-Palmolive Co.    42,500                                       1,896
     The Estee Lauder Cos., Inc., Class A    10,300                          442
     The Gillette Co.    81,400                                            3,377
     Inter Parfums, Inc.    675                                                9
     International Flavors & Fragrances, Inc.    4,400                       172
   @ Nu Skin Enterprises, Inc., Class A    6,500                             126
   = Procter & Gamble Co.    213,400                                      10,922
                                                                     -----------
                                                                          20,407
     INSURANCE  4.3%
     ---------------------------------------------------------------------------
   @ 21st Century Holding Co.    1,500                                        16
     21st Century Insurance Group    7,200                                    95
     Aetna, Inc.    14,800                                                 1,406
     AFLAC, Inc.    42,600                                                 1,528
     Alfa Corp.    6,800                                                      95
   o Alleghany Corp.    216                                                   62
   o Allmerica Financial Corp.    4,900                                      147
     The Allstate Corp.    58,874                                          2,831
     AMBAC Financial Group, Inc.    10,250                                   800
     American Financial Group, Inc.    5,500                                 163
 (9) American International Group, Inc.    216,222                        13,127
     American National Insurance Co.    1,300                                137
   @ AmerUs Group Co.    4,400                                               184
   @ AON Corp.    25,500                                                     520
   o Arch Capital Group Ltd.    3,900                                        147
   o Argonaut Group, Inc.    2,400                                            44
     Arthur J. Gallagher & Co.    6,800                                      191
     Baldwin & Lyons, Inc., Class B    750                                    19
     Brown & Brown, Inc.    5,500                                            230
     Chubb Corp.    16,547                                                 1,194
     CIGNA Corp.    12,800                                                   812
     Cincinnati Financial Corp.    12,810                                    535
   o Clark, Inc.    1,700                                                     22
   o CNA Financial Corp.    20,900                                           500
   o CNA Surety Corp.    2,200                                                26
     Commerce Group, Inc.    1,600                                            81
     Crawford & Co., Class B    1,600                                         11
     Delphi Financial Group, Inc., Class A    4,515                          185
     EMC Insurance Group, Inc.    1,200                                       24
     Erie Indemnity Co., Class A    5,500                                    276
     FBL Financial Group, Inc., Class A    2,090                              54
     Fidelity National Financial, Inc.    16,017                             604
     First American Corp.    7,800                                           243
     First United Corp.    2,200                                              46
   o FPIC Insurance Group, Inc.    400                                        11
   @ Fremont General Corp.    6,200                                          133
   o Genworth Financial, Inc.    19,000                                      453
     Great American Financial Resources, Inc.    2,800                        44
     Harleysville Group, Inc.    1,800                                        37
     Hartford Financial Services Group, Inc.    24,400                     1,427
     HCC Insurance Holdings, Inc.    5,300                                   157
     Hilb, Rogal & Hobbs Co.    3,000                                         95
     Hooper Holmes, Inc.    4,600                                             24
     Horace Mann Educators Corp.    1,800                                     31
     Independence Holding Co.    2,700                                        51
     Infinity Property & Casualty Corp.    2,500                              78
     Jefferson-Pilot Corp.    12,600                                         608
     Liberty Corp.    1,000                                                   40
     Lincoln National Corp.    15,100                                        661
     Loews Corp.    15,000                                                   898
   o Markel Corp.    300                                                      95
     Marsh & McLennan Cos., Inc.    43,000                                 1,189
     MBIA, Inc.    13,750                                                    796
     Mercury General Corp.    5,400                                          278
     Metlife, Inc.    62,000                                               2,378
     MGIC Investment Corp.    9,300                                          598
   o MIIX Group, Inc.    2,400                                                --
   o National Medical Health Card Systems, Inc.    800                        17
     Nationwide Financial Services, Inc., Class A    1,300                    45
   o Navigators Group, Inc.    1,500                                          44
     NYMAGIC, Inc.    2,100                                                   43
   @ Odyssey Re Holdings Corp.    5,400                                      118
   o Ohio Casualty Corp.    5,500                                            115
     Old Republic International Corp.    16,350                              382
   o Penn Treaty American Corp.   600                                          1
     Penn-America Group, Inc.    1,400                                        21
   o Philadelphia Consolidated Holding Co.    1,000                           58
     The Phoenix Cos., Inc.    7,000                                          74
     PMA Capital Corp., Class A    700                                         6
   @ The PMI Group, Inc.    8,100                                            314
     Presidential Life Corp.    1,000                                         16
     Principal Financial Group, Inc.    25,400                               959
   o ProAssurance Corp.    1,670                                              60
     The Progressive Corp.    21,300                                       1,993
     Protective Life Corp.    5,500                                          216
     Prudential Financial, Inc.    45,500                                  2,114
     Radian Group, Inc.    9,202                                             441
   @ Reinsurance Group of America, Inc.    5,100                             220
     RLI Corp.    2,800                                                      106
     Safeco Corp.    12,500                                                  578
     Safety Insurance Group, Inc.    1,000                                    23
     SCPIE Holdings, Inc.    700                                               6
     Selective Insurance Group, Inc.    1,200                                 47

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                          VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o SNTL Corp. -- Litigation Trust Certificates    1,300                     --
     The St. Paul Travelers Cos., Inc.    54,550                           1,853
     Stancorp Financial Group, Inc.    2,500                                 188
     State Auto Financial Corp.    1,300                                      37
     Sterling Financial Corp.    1,250                                        33
     Stewart Information Services Corp.    3,700                             157
     Torchmark Corp.    10,600                                               573
     Transatlantic Holdings, Inc.    6,437                                   375
   o Triad Guaranty, Inc.    1,700                                            93
   o UICI    2,500                                                            74
     United Fire & Casualty Co.    500                                        30
     Unitrin, Inc.    5,600                                                  242
     UnumProvident Corp.    23,914                                           327
   o USI Holdings Corp.    4,500                                              44
     W.R. Berkley Corp.    10,200                                            436
   o WellChoice, Inc.    6,800                                               284
   @ Zenith National Insurance Corp.    600                                   25
                                                                     -----------
                                                                          49,225
     MEDIA  3.8%
     ---------------------------------------------------------------------------
   o Acme Communications, Inc.    1,900                                       11
   o Adolor Corp.    1,700                                                    20
   o Advanced Marketing Services, Inc.    2,400                               25
   o AMC Entertainment, Inc.    5,400                                        104
   o America's Car Mart, Inc.    2,500                                        86
  @o American Tower Corp., Class A    19,500                                 335
     Banta Corp.    2,700                                                    110
     Belo Corp., Class A    9,400                                            219
     Blockbuster, Inc., Class A    6,900                                      47
  @o Cablevision Systems Corp., NY Group, Class A    18,800                  387
     Cadmus Communications Corp.    3,900                                     58
   o Carmike Cinemas, Inc.    2,500                                           89
  @o Charter Communications, Inc., Class A    20,300                          51
   o Citadel Broadcasting Corp.    2,500                                      36
     Clear Channel Communications, Inc.    49,721                          1,661
  @o CNET Networks, Inc.    9,983                                             82
   o Comcast Corp., Class A    148,336                                     4,376
   o Comcast Corp., Special Class A    42,800                              1,243
   o Consolidated Graphics, Inc.    3,900                                    167
   o Cox Communications, Inc., Class A    50,635                           1,744
   o Crown Media Holdings, Inc., Class A    6,000                             54
   o Cumulus Media, Inc., Class A    5,100                                    83
   o DAG Media, Inc.    2,500                                                  9
   o Daily Journal Corp.    500                                               18
   o DGSE Cos., Inc.    700                                                    2
   o The DIRECTV Group, Inc.    83,476                                     1,400
     Dow Jones & Co., Inc.    9,000                                          398
     The E.W. Scripps Co., Class A    12,000                                 573
   o EchoStar Communications Corp., Class A    21,300                        673
   o Emmis Communications Corp., Class A    4,300                             80
   o Entercom Communications Corp.    3,000                                  100
   o Entravision Communications Corp., Class A    5,000                       40
   o Fox Entertainment Group, Inc., Class A    36,250                      1,075
     Gannett Co., Inc.    23,500                                           1,949
   o Gaylord Entertainment Co.    2,625                                       88
  >o GC Cos., Inc.    500                                                     --
     Gray Television, Inc.    5,600                                           74
     Harte-Hanks, Inc.    8,100                                              208
     Hollinger International, Inc., Class A    7,300                         130
   o Information Holdings, Inc.    2,200                                      60
   o Insight Communications Co., Class A    5,200                             44
     John Wiley & Sons, Class A    6,300                                     204
     Journal Communications, Inc., Class A    7,500                          121
   o Journal Register Co.    3,200                                            60
     Knight-Ridder, Inc.    5,700                                            391
     Lee Enterprises, Inc.    2,500                                          116
   o Liberty Media International, Inc., Class A    10,961                    395
   o Lifeline Systems, Inc.    4,600                                         111
   o Lin TV Corp., Class A    3,300                                           60
   o Lynch Interactive Corp.    900                                           28
  @o Martha Stewart Living Omnimedia, Class A    3,900                        69
     McClatchy Co., Class A    7,200                                         500
     The McGraw-Hill Cos., Inc.    17,300                                  1,492
     Media General, Inc., Class A    2,000                                   117
   o Mediacom Communications Corp., Class A    7,600                          50
     Meredith Corp.    6,000                                                 294
   o Merrimac Industries, Inc.    600                                          5
     Metro-Goldwyn-Mayer, Inc.    13,134                                     155
   o Moscow CableCom Corp.    1,400                                           10
   @ Movie Gallery, Inc.    3,525                                             57
   o Network Equipment Technologies, Inc.    5,000                            43
     New York Times Co., Class A    13,200                                   529
   o Nexstar Broadcasting Group, Inc., Class A    4,500                       33
   o Playboy Enterprises, Inc., Class B    4,500                              50
     Pulitzer, Inc.    3,000                                                 158
   o Quipp, Inc.    900                                                       12
     R.R. Donnelley & Sons Co.    17,000                                     535

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Radio One, Inc., Class A    9,500                                       139
  >o Radio Unica Communications Corp.    300                                  --
     The Reader's Digest Association, Inc., Class A    7,300                 103
   @ Regal Entertainment Group, Class A    4,200                              84
   o Saga Communications, Inc., Class A    3,750                              63
   o Salem Communications Corp., Class A    900                               22
   o Scholastic Corp.    2,200                                                67
     Sinclair Broadcast Group, Inc., Class A    4,800                         34
   o The Source Interlink Cos., Inc.    5,000                                 50
   o The Sportsman's Guide, Inc.    5,000                                    117
     Thomas Nelson, Inc.    3,300                                             73
   o Time Warner, Inc.    367,052                                          6,108
  @o Tivo, Inc.    4,500                                                      30
     Tribune Co.    26,900                                                 1,162
  @o Univision Communications, Inc., Class A    25,510                       790
   o Valassis Communications, Inc.    5,900                                  203
   o Valuevision Media, Inc., Class A    1,400                                15
     Viacom, Inc., Class B    144,012                                      5,255
     The Walt Disney Co.    167,150                                        4,216
     Washington Post, Class B    600                                         549
   o Westwood One, Inc.    7,200                                             166
   o XM Satellite Radio Holdings, Inc., Class A    15,300                    494
                                                                     -----------
                                                                          43,244
     MISCELLANEOUS  0.5%
     ---------------------------------------------------------------------------
     3M Co.    65,000                                                      5,042
   o Alliance Data Systems Corp.    6,600                                    279
   o Coinstar, Inc.    5,200                                                 134
   o The Geo Group, Inc.    3,800                                             76
   o i2 Technologies, Inc.    15,300                                          11
  >o Jupiter Media Metrix, Inc.    1,673                                      --
   o Life Time Fitness, Inc.    2,500                                         58
  @o NetFlix, Inc.    6,000                                                   57
 @>o Nucentrix Broadband Networks, Inc.    2,100                               5
   o Saxon Capital, Inc.    3,500                                             67
                                                                     -----------
                                                                           5,729
     MISCELLANEOUS FINANCE  7.9%
     ---------------------------------------------------------------------------
     1st Source Corp.    1,571                                                43
     A.G. Edwards, Inc.    5,900                                             214
  @o Accredited Home Lenders Holding Co.    2,500                             90
 @>o Actrade Financial Technologies Ltd.    1,000                             --
     Advanta Corp., Class A    7,400                                         169
   o Affiliated Managers Group, Inc.    1,800                                101
     Alliance Capital Management Holding L.P.    5,200                       198
   @ Allied Capital Corp.    11,015                                          293
     Amcore Financial, Inc.    1,200                                          37
   @ American Capital Strategies Ltd.    5,100                               158
     American Express Co.    105,150                                       5,580
   o AmeriCredit Corp.    12,300                                             239
   o Ameritrade Holding Corp.    34,300                                      447
     Apollo Investment Corp.    5,000                                         68
   o Asset Acceptance Capital Corp.    2,500                                  46
     Asta Funding, Inc.    2,000                                              36
   @ Astoria Financial Corp.    7,000                                        274
     Bank of the Ozarks, Inc.    2,800                                        90
  @o Bankunited Financial Corp., Class A    2,200                             65
     Banner Corp.    1,200                                                    36
   o Bay View Capital Corp.    506                                             8
     The Bear Stearns Cos., Inc.    13,620                                 1,290
   o Berkshire Hathaway, Inc., Class A    96                               8,088
     Berkshire Hills Bancorp, Inc.    1,400                                   53
     Blackrock, Inc., Class A    400                                          29
   o Boca Resorts, Inc., Class A    4,300                                    102
   o BOK Financial Corp.    4,540                                            207
  @o BP Prudhoe Bay Royalty Trust    2,200                                    98
     Camco Financial Corp.    700                                             11
     Capital Corp. of the West    1,050                                       48
   @ Capital One Financial Corp.    19,900                                 1,468
     Cash America International, Inc.    2,500                                63
     Cathay General Bancorp., Inc.    3,200                                  126
     Central Pacific Financial Co.    900                                     27
   o Cenveo, Inc.    1,300                                                     4
   / The Charles Schwab Corp.    111,120                                   1,017
     Charter Financial Corp.    900                                           34
     CharterMac    3,900                                                      90
     Chesterfield Financial Corp.    1,500                                    47
   @ Chicago Mercantile Exchange    1,800                                    316
     CIT Group, Inc.    18,600                                               751
=(5) Citigroup, Inc.    424,936                                           18,854
     Citizens First Bancorp, Inc.    700                                      17
     Coastal Financial Corp.    2,759                                         41
     The Commercial Capital Bancorp, Inc.    5,362                           120
     Commercial Federal Corp.    3,000                                        83
   o CompuCredit Corp.    4,400                                               84
   o Corrections Corp. of America    3,828                                   133
     Countrywide Financial Corp.    53,000                                 1,692
     Cross Timbers Royalty Trust    1,500                                     54
     CVB Financial Corp.    3,382                                             84
     Downey Financial Corp.    2,000                                         111
   o E*TRADE Financial Corp.    30,035                                       387
     East-West Bancorp, Inc.    2,600                                        104
     Eaton Vance Corp.    5,800                                              253

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o eSpeed, Inc., Class A    3,300                                           32
     Fannie Mae    81,400                                                  5,710
     Federated Investors, Inc., Class B    9,950                             288
     Fidelity Bankshares, Inc.    1,933                                       75
   o Financial Federal Corp.    3,300                                        123
     Financial Industries Corp.    700                                         6
     First Financial Corp. Indiana    600                                     19
     First Financial Holdings, Inc.    1,400                                  43
     First Indiana Corp.    1,375                                             30
   o The First Marblehead Corp.    5,000                                     268
     First Place Financial Corp. Ohio    2,900                                57
     Flagstar Bancorp., Inc.    6,200                                        130
     Flushing Financial Corp.    3,300                                        64
     Franklin Resources, Inc.    20,600                                    1,249
     Freddie Mac    57,700                                                 3,843
   @ Gabelli Asset Management, Inc., Class A    700                           32
     Glacier Bancorp, Inc.    3,812                                          121
     Golden West Financial Corp.    11,900                                 1,391
     Goldman Sachs Group, Inc.    38,700                                   3,807
     Heritage Financial Corp.    700                                          15
     Hudson River Bancorp    3,200                                            63
     Hugoton Royalty Trust    3,300                                           94
     IBERIABANK Corp.    700                                                  43
     Independence Community Bank Corp.    6,600                              248
     Independent Bank Corp. Michigan    1,636                                 44
     IndyMac Bancorp, Inc.    3,400                                          110
   o Instinet Group, Inc.    1,200                                             6
     International Bancshares Corp.    3,662                                 135
     Interpool, Inc.    1,200                                                 21
   o Investment Technology Group, Inc.    4,750                               73
   @ Investors Financial Services Corp.    5,500                             212
   o ITLA Capital Corp.    700                                                34
     Janus Capital Group, Inc.    19,200                                     293
     Jefferies Group, Inc.    4,100                                          165
   o Knight Trading Group, Inc., Class A    9,700                            101
   o La Quinta Corp.    13,000                                               105
   o LabOne, Inc.    2,100                                                    63
   o LaBranche & Co., Inc.    2,400                                           17
   @ Legg Mason, Inc.    10,050                                              640
     Lehman Brothers Holdings, Inc.    23,872                              1,961
     Leucadia National Corp.    5,136                                        304
     MB Financial, Inc.    1,800                                              77
     MBNA Corp.    104,650                                                 2,682
     MCG Capital Corp.    4,700                                               84
     McGrath RentCorp    800                                                  31
   o Meritage Corp.    500                                                    44
     Merrill Lynch & Co., Inc.    79,800                                   4,304
   o Metris Cos., Inc.    3,000                                               29
   o MicroFinancial, Inc.    1,900                                             9
     The Midland Co.    1,800                                                 50
     MoneyGram International, Inc.    14,500                                 270
     Moody's Corp.    13,300                                               1,035
     Morgan Stanley    90,300                                              4,613
     MutualFirst Financial, Inc.    2,000                                     48
     National Financial Partners Corp.    2,500                               77
   o National Western Life Insurance Co., Class A    300                      45
   o Nelnet, Inc., Class A    4,500                                           87
     New York Community Bancorp, Inc.    22,697                              417
  >o NextCard, Inc.    2,600                                                  --
   o North American Scientific, Inc.    700                                    4
     Northrim BanCorp, Inc.    2,500                                          57
     Northway Financial, Inc.    200                                           7
     Northwest Bancorp, Inc.    5,000                                        119
     Nuveen Investments, Inc., Class A    7,300                              231
     Oak Hill Financial, Inc.    1,000                                        38
   o Ocwen Financial Corp.    5,920                                           44
     PAB Bankshares, Inc.    700                                               9
     Pacific Capital Bancorp.    2,844                                        91
     Partners Trust Financial Group, Inc.    3,971                            40
     The Peoples Holding Co.    750                                           25
   o Piper Jaffray Cos.    950                                                42
     PMC Commercial Trust    1,500                                            22
   o Portfolio Recovery Associates, Inc.    2,000                             67
     Provident Financial Holdings    750                                      22
     Provident Financial Services, Inc.    917                                16
   o Providian Financial Corp.    23,900                                     372
     R&G Financial Corp., Class B    2,550                                    96
     Raymond James Financial, Inc.    6,900                                  180
     Resource America, Inc., Class A    2,000                                 49
     Santander BanCorp    4,686                                              131
     SEI Investments Co.    9,700                                            349
   o Siebert Financial Corp.    2,900                                         10
     SLM Corp.    37,300                                                   1,688
     Sovereign Bancorp, Inc.    28,942                                       627
     State Financial Services Corp., Class A    2,000                         57
     Student Loan Corp.    1,700                                             249
     SWS Group, Inc.    1,141                                                 22
     T. Rowe Price Group, Inc.    10,700                                     597
  @o Tarragon Corp.    2,948                                                  40
     TF Financial Corp.    700                                                20
     United Community Banks, Inc. Georgia    3,750                            90
   o UnitedGlobalCom, Inc., Class A    31,000                                232
     Value Line, Inc.    300                                                  11
     W Holding Co., Inc.    7,803                                            156
   @ W.P. Carey & Co. LLC    4,100                                           127
     Waddell & Reed Financial, Inc., Class A    7,250                        152
     Washington Federal, Inc.    7,220                                       184

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Washington Mutual, Inc.    73,578                                     2,848
     Waypoint Financial Corp.    3,651                                       100
     Webster Financial Corp.    3,790                                        181
   o Wellsford Real Properties, Inc.    1,400                                 22
     Wesco Financial Corp.    200                                             69
     Westwood Holdings Group, Inc.    285                                      5
   o WFS Financial, Inc.    4,100                                            181
     White Mountains Insurance Group Ltd.    200                             102
     Willow Grove Bancorp, Inc.    1,596                                      27
   o World Acceptance Corp.    1,000                                          23
                                                                     -----------
                                                                          89,846
     NON-DURABLES & ENTERTAINMENT  1.4%
     ---------------------------------------------------------------------------
   o A.T. Cross Co., Class A    2,400                                         12
     Action Performance Cos., Inc.    600                                      6
   o Activision, Inc.    11,175                                              162
   o AFC Enterprises, Inc.    1,000                                           22
   o American Greetings Corp., Class A    8,500                              225
     Applebee's International, Inc.    7,912                                 181
     Bob Evans Farms, Inc.    2,200                                           52
   @ Boyd Gaming Corp.    5,300                                              177
   o Boyds Collection Ltd.    2,200                                            7
  @o Brinker International, Inc.    6,900                                    223
   o Buca, Inc.    1,100                                                       5
   o Cabela's, Inc., Class A    3,500                                         88
     CBRL Group, Inc.    3,300                                               120
   o CEC Entertainment, Inc.    2,025                                         77
   o Centillium Communications, Inc.    1,000                                  2
  @o The Cheesecake Factory    1,925                                          84
     Churchill Downs, Inc.    900                                             34
   o CKE Restaurants, Inc.    4,800                                           58
     Darden Restaurants, Inc.    13,300                                      326
   o Dave and Buster's, Inc.    1,700                                         30
   o Department 56, Inc.    3,300                                             50
     Dover Motorsports, Inc.    1,400                                          7
   o Drew Industries, Inc.    2,500                                           78
   o Electronic Arts, Inc.    25,200                                       1,132
   o Electronics Boutique Holdings Corp.    1,300                             44
   o EMAK Worldwide, Inc.    500                                               5
   o Enesco Group, Inc.    1,100                                               7
     Fortune Brands, Inc.    17,700                                        1,289
   o Fossil, Inc.    2,962                                                    88
     Handleman Co.    6,600                                                  142
     Hasbro, Inc.    14,500                                                  256
   o Hibbet Sporting Goods, Inc.    2,362                                     53
   o Hollywood Media Corp.    1,100                                            4
     IHOP Corp.    3,000                                                     115
     International Game Technology    29,100                                 961
     International Speedway Corp., Class A    3,245                          153
   o Isle of Capri Casinos, Inc.    9,400                                    213
   o Jack in the Box, Inc.    4,200                                          140
  @o Krispy Kreme Doughnuts, Inc.    2,100                                    22
     Lancaster Colony Corp.    3,400                                         146
     Landry's Restaurants, Inc.    1,800                                      49
     Lone Star Steakhouse & Saloon, Inc.    4,400                            106
   o Luby's, Inc.    1,400                                                     9
  @o Marvel Enterprises, Inc.    11,700                                      180
     Mattel, Inc.    34,300                                                  601
     McDonald's Corp.    102,800                                           2,997
   o Midway Games, Inc.    5,600                                              53
     Movado Group, Inc.    7,400                                             128
   o O'Charleys, Inc.    400                                                   6
  @o Oneida Ltd.    700                                                        1
     Outback Steakhouse, Inc.    7,000                                       277
  @o P.F. Chang's China Bistro, Inc.    800                                   41
  @o Panera Bread Co., Class A    800                                         28
   o Papa John's International, Inc.    1,700                                 55
   o Penn National Gaming, Inc.    4,900                                     203
   o Rare Hospitality International Inc.    3,325                             92
   o RC2 Corp.    2,200                                                       61
     Regis Corp.    3,900                                                    167
     Ruby Tuesday, Inc.    5,600                                             138
     Russ Berrie & Co., Inc.    1,000                                         21
   o Ryan's Restaurant Group, Inc.    2,250                                   31
     SCP Pool Corp.    5,662                                                 165
   o Service Corp. International    24,100                                   159
   o Smith & Wollensky Restaurant Group, Inc.    900                           5
   o Sonic Corp.    2,812                                                     77
   o Sotheby's Holdings, Inc., Class A    2,938                               55
   o Starbucks Corp.    31,300                                             1,655
   o The Steak N Shake Co.    1,580                                           26
   o Stewart Enterprises, Inc., Class A    7,200                              51
  @o Take-Two Interactive Software, Inc.    8,000                            264
     The Topps Co., Inc.    1,700                                             17
   o Trans World Entertainment Corp.    1,500                                 16
     Triarc Cos., Class B    4,400                                            50
     Tupperware Corp.    4,800                                                80
     Wendy's International, Inc.    10,300                                   344
     World Wrestling Entertainment, Inc.    4,900                             61
     Yum! Brands, Inc.    24,000                                           1,044
                                                                     -----------
                                                                          16,109
     NON-FERROUS METALS  0.4%
     ---------------------------------------------------------------------------
   o A.M. Castle & Co.    1,500                                               17
     Alcoa, Inc.    70,464                                                 2,290
   o Brush Engineered Materials, Inc.    3,600                                56
   o Century Aluminum Co.    3,100                                            72
     Commercial Metals Co.    3,500                                          127

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Commonwealth Industries, Inc.    1,300                                   12
   o Encore Wire Corp.    3,000                                               37
     Engelhard Corp.    9,300                                                263
     Freeport-McMoran Copper & Gold, Inc., Class B    16,000                 580
     Gibraltar Industries, Inc.    2,500                                      88
   o Imco Recycling, Inc.    1,400                                            16
   o Kaiser Aluminum Corp.    2,000                                           --
     Minerals Technologies, Inc.    3,100                                    186
     Mueller Industries, Inc.    1,700                                        45
     Phelps Dodge Corp.    7,330                                             642
     Reliance Steel & Aluminum Co.    4,250                                  146
   o RTI International Metals, Inc.    4,000                                  80
     Southern Peru Copper Corp.    5,400                                     233
   o Stillwater Mining Co.    1,133                                           14
   o Titanium Metals Corp.    900                                             17
   o Wolverine Tube, Inc.    1,000                                            10
                                                                     -----------
                                                                           4,931
     OIL: DOMESTIC  1.6%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    6,400                                             517
     Ashland, Inc.    7,000                                                  403
   o CAL Dive International, Inc.    4,000                                   142
     Chesapeake Energy Corp.    19,200                                       309
   o Comstock Resources, Inc.    4,500                                        99
     ConocoPhillips    56,098                                              4,730
     Consol Energy, Inc.    8,300                                            294
     Crosstex Energy L.P.    2,000                                            63
   @ Diamond Offshore Drilling, Inc.    12,300                               416
   o Enbridge Energy Management LLC    1,153                                  51
   o Encore Acquisition Co.    1,500                                          49
   o Energy Partners Ltd.    1,700                                            30
     Frontier Oil Corp.    3,600                                              88
   o Global Industries Ltd.    4,400                                          30
     Gulf Island Fabrication, Inc.    2,800                                   57
   o Gulfmark Offshore, Inc.    1,600                                         31
   o Harvest Natural Resources, Inc.    6,000                                 91
     Holly Corp.    4,000                                                     98
   o Houston Exploration Co.    5,400                                        316
   @ Kaneb Services LLC    1,466                                              46
     Kerr-McGee Corp.    14,583                                              864
   @ Magellan Midstream Partners    1,200                                     66
   o Magnum Hunter Resources, Inc.    5,750                                   70
     Marathon Oil Corp.    29,000                                          1,105
   @ Markwest Energy Partners L.P.    500                                     22
   o Meridian Resource Corp.    3,100                                         25
     Murphy Oil Corp.    8,500                                               680
   o Nabors Industries Ltd.    11,817                                        580
  @o National-Oilwell, Inc.    5,569                                         188
   o Newfield Exploration Co.    3,700                                       215
   o OYO Geospace Corp.    300                                                 5
     Pacific Energy Partners L.P.    3,500                                    99
     Patina Oil & Gas Corp.    6,250                                         179
     Patterson-UTI Energy, Inc.    13,200                                    254
     Pioneer Natural Resources Co.    14,333                                 464
   o Plains Exploration & Production Co.    6,579                            164
     Pogo Producing Co.    6,300                                             289
   o Premcor, Inc.    6,100                                                  238
   o Pride International, Inc.    10,200                                     188
   o Quicksilver Resources, Inc.    2,800                                     89
   o Remington Oil & Gas Corp.    2,900                                       74
   o Spinnaker Exploration Co.    2,900                                       93
     St. Mary Land & Exploration Co.    3,700                                146
   o Stone Energy Corp.    976                                                40
     Sunoco Logistics Partners L.P.    2,000                                  79
     Sunoco, Inc.    5,500                                                   409
   o Superior Energy Services, Inc.    4,900                                  63
   o Syntroleum Corp.    4,000                                                28
     TEPPCO Partners L.P.    4,000                                           157
   o Tesoro Petroleum Corp.    4,800                                         145
   o Todco, Class A    5,500                                                  93
   o Transmontaigne, Inc.    1,600                                             9
   o Transocean, Inc.    25,231                                              889
   o Ultra Petroleum Corp.    6,500                                          316
   o Universal Compression Holdings, Inc.    2,900                           100
     Unocal Corp.    22,507                                                  940
     Valero L.P.    1,600                                                     90
   o Varco International, Inc.    7,140                                      198
     Vintage Petroleum, Inc.    10,500                                       221
     XTO Energy, Inc.    19,457                                              649
                                                                     -----------
                                                                          18,383
     OIL: INTERNATIONAL  3.2%
     ---------------------------------------------------------------------------
  @o ATP Oil & Gas Corp.    1,600                                             21
     ChevronTexaco Corp.    179,634                                        9,532
=(2) Exxon Mobil Corp.    537,816                                         26,471
     GlobalSantaFe Corp.    19,155                                           565
                                                                     -----------
                                                                          36,589
     OPTICAL & PHOTO  0.2%
     ---------------------------------------------------------------------------
   o APA Optics, Inc.    1,000                                                 1
   o August Technology Corp.    1,300                                         10
   o BMC Industries, Inc.    2,100                                            --
   o Corning, Inc.    112,607                                              1,289
     CPI Corp.    400                                                          5
   @ Eastman Kodak Co.    26,000                                             787
   o Fischer Imaging Corp.    500                                              2
     Imation Corp.    2,000                                                   63
   o Ingram Micro, Inc., Class A    13,400                                   231
  @o Lexar Media, Inc.    5,400                                               37
   o Meade Instruments Corp.    800                                            3
   o Photronics, Inc.    1,400                                                25

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
  >o Polaroid Corp.    3,800                                                  --
   o Zomax, Inc.    2,000                                                      7
   o Zygo Corp.    500                                                         5
                                                                     -----------
                                                                           2,465
     PAPER & FOREST PRODUCTS  0.8%
     ---------------------------------------------------------------------------
   o Boise Cascade Corp.    6,400                                            189
     Bowater, Inc.    2,300                                                   85
   o Buckeye Technologies, Inc.    1,200                                      13
     Chesapeake Corp.    1,000                                                23
     CSS Industries, Inc.    900                                              28
     Deltic Timber Corp.    700                                               28
   @ Georgia-Pacific Corp.    44,365                                       1,535
     International Paper Co.    39,304                                     1,514
   o Kadant, Inc.    1                                                        --
     Kimberly-Clark Corp.    40,639                                        2,425
     Louisiana-Pacific Corp.    4,800                                        118
     MeadWestvaco Corp.    11,674                                            368
     Packaging Corp. of America    6,000                                     131
     Potlatch Corp.    13,400                                                631
     Rayonier, Inc.    1,592                                                  75
     Rock-Tennessee Co., Class A    1,500                                     23
  @o Smurfit-Stone Container Corp.    10,900                                 189
     Temple-Inland, Inc.    4,400                                            260
     Wausau-Mosinee Paper Corp.    4,700                                      73
     Weyerhaeuser Co.    16,750                                            1,049
                                                                     -----------
                                                                           8,757
     PRODUCER GOODS & MANUFACTURING  4.9%
     ---------------------------------------------------------------------------
   o Aaon, Inc.    4,075                                                      60
   o Actuant Corp., Class A    2,840                                         113
   o Advanced Energy Industries, Inc.    3,900                                38
   o Aeroflex, Inc.    5,400                                                  60
  @o AGCO Corp.    3,762                                                      73
     Alamo Group, Inc.    500                                                  9
     Albany International Corp., Class A    3,918                            118
   o American Standard Cos., Inc.    17,900                                  655
     Ametek, Inc.    4,200                                                   138
     Applied Industrial Technologies, Inc.    2,900                          108
     Aptargroup, Inc.    2,200                                               103
   o Astec Industries, Inc.    500                                             7
     Avery Dennison Corp.    9,700                                           590
   o AZZ, Inc.    700                                                          9
     Baldor Electric Co.    3,800                                             89
     Barnes Group, Inc.    500                                                13
   o BE Aerospace, Inc.    1,100                                               9
   o Blount International, Inc.    1,200                                      17
     Blyth, Inc.    4,800                                                    144
     Briggs & Stratton Corp.    3,000                                        215
   o Cantel Medical Corp.    2,381                                            53
   o Capstone Turbine Corp.    2,600                                           5
     Caterpillar, Inc.    28,700                                           2,312
     CIRCOR International, Inc.    3,750                                      71
     Clarcor, Inc.    1,700                                                   84
     Cognex Corp.    2,900                                                    74
   o Columbus McKinnon Corp.    2,400                                         19
     Cooper Industries Ltd., Class A    7,200                                460
   o Cuno, Inc.    1,300                                                      75
     Curtiss-Wright Corp.    300                                              17
  @o CyberCare, Inc.    900                                                   --
     Deere & Co.    21,500                                                 1,285
   o DiamondCluster International, Inc., Class A    1,000                     12
     Dover Corp.    16,700                                                   656
   o Duratek, Inc.    4,000                                                   81
     Emerson Electric Co.    35,000                                        2,242
  @o Evergreen Solar, Inc.    1,000                                            3
   o The Fairchild Corp., Class A    3,100                                    11
   @ Fastenal Co.    6,600                                                   365
     Federal Signal Corp.    2,800                                            47
   o Fisher Scientific International, Inc.    8,876                          509
   o Flowserve Corp.    3,900                                                 84
   o FMC Corp.    3,100                                                      136
     Franklin Electric Co., Inc.    3,800                                    146
   o Gardner Denver, Inc.    1,700                                            51
=(1) General Electric Co.    863,066                                      29,448
     The Gorman-Rupp Co.    2,875                                             62
     Graco, Inc.    7,012                                                    241
   o GrafTech International Ltd.    2,100                                     19
     Hardinge, Inc.    1,800                                                  20
     Harsco Corp.    3,100                                                   150
     Helix Technology Corp.    1,100                                          15
     Herman Miller, Inc.    5,700                                            132
   o Hexcel Corp.    2,000                                                    31
     HNI Corp.    4,000                                                      162
     Honeywell International, Inc.    71,062                               2,393
     Hubbell, Inc., Class B    3,800                                         174
     Hughes Supply, Inc.    2,600                                             74
   o Ibis Technology Corp.    800                                              2
     IDEX Corp.    3,150                                                     116
     Illinois Tool Works, Inc.    25,850                                   2,385
     Ingersoll-Rand Co., Class A    13,700                                   938
   o Ionics, Inc.    400                                                      11
   o Jacuzzi Brands, Inc.    2,000                                            17
   o Jarden Corp.    1,650                                                    58
     JLG Industries, Inc.    1,800                                            30
     Johnson Controls, Inc.    15,000                                        860
     Juno Lighting, Inc.    1,429                                             53
     Kaydon Corp.    3,300                                                    98
     Kennametal, Inc.    4,000                                               186
     Knape & Vogt Manufacturing Co.    2,200                                  29
   o Kos Pharmaceuticals, Inc.    700                                         25
   o Ladish Co., Inc.    1,300                                                13
     Lawson Products, Inc.    2,000                                           87

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Lennox International, Inc.    4,771                                      69
     Libbey, Inc.    500                                                       9
     Lincoln Electric Holdings, Inc.    3,900                                130
   o Lone Star Technologies, Inc.    1,200                                    32
   o Magnetek, Inc.    1,500                                                   9
     Manitowoc Co., Inc.    2,900                                            102
   o Material Sciences Corp.    4,000                                         52
     Matthews International Corp., Class A    1,900                           64
   o Maverick Tube Corp.    3,800                                            100
   o Merix Corp.    3,700                                                     38
   o Micrel, Inc.    6,800                                                    76
     Middleby Corp.    3,500                                                 172
   o Milacron, Inc.    2,300                                                   6
   o Millipore Corp.    5,100                                                235
   o Modtech Holdings, Inc.    1,000                                           8
   o Moog, Inc., Class A    3,525                                            132
     MSC Industrial Direct Co., Class A    4,300                             147
     NACCO Industries, Inc., Class A    1,300                                122
   o NATCO Group, Inc., Class A    1,200                                      11
     NN, Inc.    1,800                                                        20
     Nordson Corp.    4,000                                                  140
   o Oceaneering International, Inc.    3,600                                128
     Pall Corp.    10,900                                                    282
   o Park-Ohio Holdings Corp.    2,600                                        54
     Parker Hannifin Corp.    11,000                                         777
     Penn Engineering & Manufacturing Corp.    1,000                          18
     Pentair, Inc.    7,000                                                  262
   o Plug Power, Inc.    2,248                                                13
   o Possis Medical, Inc.    1,100                                            12
     Precision Castparts Corp.    5,151                                      309
   o Presstek, Inc.    1,100                                                  11
     Regal Beloit Corp.    3,200                                              75
  @o Research Frontiers, Inc.    800                                           6
     Robbins & Myers, Inc.    600                                             13
     Roper Industries, Inc.    1,500                                          93
   o Safeguard Scientifics, Inc.    3,300                                      6
     Sauer-Danfoss, Inc.    3,800                                             69
   o Sequa Corp., Class A    2,800                                           151
   o The Shaw Group, Inc.    2,000                                            24
     Snap-On, Inc.    4,000                                                  118
   @ SPX Corp.    8,610                                                      330
     Standex International Corp.    3,000                                     79
     Steelcase, Inc., Class A    3,500                                        46
     Stewart & Stevenson Services, Inc.    1,000                              17
   o Strattec Security Corp.    1,500                                         94
     Tecumseh Products Co., Class A    3,200                                 139
     Teleflex, Inc.    4,300                                                 188
     Tennant Co.    2,100                                                     86
   o Tenneco Automotive, Inc.    1,980                                        25
  @o Terex Corp.    3,700                                                    141
     The Timken Co.    6,600                                                 158
     Trinity Industries, Inc.    1,100                                        34
   o Triumph Group, Inc.    1,200                                             41
   o Ultratech Stepper, Inc.    1,300                                         22
     Valhi, Inc.    8,600                                                    131
     Valmont Industries, Inc.    1,900                                        41
     W.W. Grainger, Inc.    7,300                                            428
     Watsco, Inc.    3,400                                                    97
     Watts Water Technologies, Inc., Class A    1,000                         26
     Woodward Governor Co.    500                                             30
     X-Rite, Inc.    2,000                                                    26
     York International Corp.    3,800                                       121
                                                                     -----------
                                                                          55,590
     RAILROAD & SHIPPING  0.5%
     ---------------------------------------------------------------------------
     Alexander & Baldwin, Inc.  5,600                                        205
     Burlington Northern Santa Fe Corp.    30,300                          1,267
     CSX Corp.    17,100                                                     624
     Florida East Coast Industries, Class A    3,600                         136
     GATX Corp.    4,000                                                     109
   o General Maritime Corp.    3,000                                         114
   o Greenbrier Cos., Inc.    1,600                                           40
   o Kansas City Southern Railway    5,050                                    86
     Maritrans, Inc.    2,500                                                 42
     Norfolk Southern Corp.    31,400                                      1,066
     OMI Corp.    6,500                                                      117
     Overseas Shipholding Group    3,700                                     211
   o SCS Transportation, Inc.    4,100                                        74
     Union Pacific Corp.    22,000                                         1,385
     Westinghouse Air Brake Technologies Corp.    2,828                       57
                                                                     -----------
                                                                           5,533
     REAL PROPERTY  2.1%
     ---------------------------------------------------------------------------
     Affordable Residential Communities    3,000                              39
   o Alexander's, Inc.    700                                                138
     Alexandria Real Estate Equities, Inc.    2,500                          165
     AMB Property Corp.    7,300                                             274
     American Financial Realty Trust    8,500                                125
     American Home Mortgage Investment Corp.    2,000                         55
     American Land Lease, Inc.    1,700                                       34
     American Mortgage Acceptance Co.    1,500                                24
   o American Real Estate Partners L.P.    3,800                              83
   o American Realty Investors, Inc.    1,037                                  8
   o American Retirement Corp.    700                                          6

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     AMLI Residential Properties    1,000                                     31
     Annaly Mortgage Management, Inc.    9,400                               169
     Anthracite Capital, Inc.    4,900                                        57
     Anworth Mortgage Asset Corp.    1,000                                    10
   @ Apartment Investment & Management Co., Class A    7,400                 272
     Archstone-Smith Trust    15,285                                         513
     Arden Realty, Inc.    5,500                                             187
     AvalonBay Communities, Inc.    6,100                                    399
   o Avatar Holdings, Inc.    700                                             31
     Bedford Property Investors, Inc.    2,900                                83
     Boston Properties, Inc.    9,900                                        591
     Brandywine Realty Trust    3,000                                         88
     BRE Properties, Class A    5,000                                        199
     Camden Property Trust    2,300                                          104
     Capital Automotive Real Estate Investment Trust    2,800                 90
   @ Capstead Mortgage Corp.    2,240                                         25
     CarrAmerica Realty Corp.    5,400                                       174
     Catellus Development Corp.    9,689                                     279
   o CB Richard Ellis Group, Inc., Class A    4,500                          117
     CBL & Associates Properties, Inc.    2,200                              144
     Centerpoint Properties Trust    3,600                                   167
     Colonial Properties Trust    2,000                                       78
     Commercial Net Lease Realty    3,320                                     64
     Cornerstone Realty Income Trust, Inc.    2,200                           22
     Corporate Office Properties Trust SBI    3,500                           96
     Correctional Properties Trust    1,600                                   43
     Cousins Properties, Inc.    5,200                                       194
     Crescent Real Estate Equity Co.    7,400                                118
     CRT Properties, Inc.    2,700                                            60
     Developers Diversified Realty Corp.    7,612                            318
     Duke Realty Corp.    12,990                                             443
     EastGroup Properties, Inc.    900                                        32
     Entertainment Properties Trust    2,200                                  88
     Equity Inns, Inc.    2,700                                               26
     Equity Office Properties Trust    32,738                                921
     Equity One, Inc.    6,600                                               139
     Equity Residential    24,700                                            824
   @ Essex Property Trust, Inc.    2,600                                     204
     Federal Realty Investment Trust    5,200                                247
   o FelCor Lodging Trust, Inc.    5,700                                      66
     First Industrial Realty Trust    2,600                                  100
     Forest City Enterprises, Inc., Class A    5,200                         286
     Gables Residential Trust    3,000                                       109
     General Growth Properties, Inc.    18,600                               614
     Getty Realty Corp.    2,000                                              56
     Glenborough Realty Trust, Inc.    2,400                                  50
     Glimcher Realty Trust    3,800                                           98
     Global Signal, Inc.    5,000                                            119
   o Golf Trust of America, Inc. L.P.    2,400                                 5
     Health Care Property Investors, Inc.    10,648                          296
     Health Care Real Estate Investment Trust, Inc.    5,200                 187
     Healthcare Realty Trust, Inc.    2,400                                   97
     Heritage Property Investment Trust    4,000                             122
     Highwoods Properties, Inc.    5,600                                     139
     Home Properties, Inc.    2,500                                          103
   o Homestore, Inc.    4,200                                                 10
     Hospitality Properties Trust    6,000                                   257
  @o Host Marriott Corp.    25,400                                           370
     HRPT Properties Trust    13,500                                         151
     IMPAC Mortgage Holdings, Inc.    4,800                                  109
     Inland Real Estate Corp.    5,500                                        83
     Innkeepers USA Trust    1,500                                            21
     iStar Financial, Inc.    9,390                                          389
   o Jones Lang LaSalle, Inc.    2,300                                        74
     Kilroy Realty Corp.    1,800                                             72
     Kimco Realty Corp.    9,350                                             510
     Kramont Realty Trust    1,400                                            26
     LaSalle Hotel Properties    3,500                                       101
   @ Lexington Corp. Properties Trust    3,000                                67
     Liberty Property Trust    8,300                                         337
     LNR Property Corp.    1,200                                              75
     LTC Properties, Inc.    2,800                                            53
     The Macerich Co.    5,200                                               311
     Mack-Cali Realty Corp.    5,900                                         261
     Maguire Properties, Inc.    3,000                                        78
     Manufactured Home Communities, Inc.    3,000                            103
   o Meristar Hospitality Corp.    2,200                                      13
     MFA Mortgage Investments, Inc.    5,500                                  46
     Mid-America Apartment Communities, Inc.    2,500                         98
     The Mills Corp.    5,400                                                299
     National Health Investors, Inc.    3,100                                 89
     National Health Realty, Inc.    2,300                                    46
     Nationwide Health Properties, Inc.    5,100                             115
   @ New Century Financial Corp.    3,600                                    199
     New Plan Excel Realty Trust    8,500                                    222
   @ Novastar Financial, Inc.    2,000                                        87
     Omega Healthcare Investors, Inc.    2,784                                31
     Pan Pacific Retail Properties, Inc.    2,201                            125
     Parkway Properties, Inc.    500                                          25
     Pennsylvania Real Estate Investment Trust    2,500                      101
     Plum Creek Timber Co., Inc.    15,047                                   546
     Post Properties, Inc.    2,200                                           71
     Prentiss Properties Trust    2,700                                       97
     Price Legacy Corp.    60                                                  1

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     ProLogis    15,074                                                      588
     PS Business Parks, Inc.    3,000                                        132
     Public Storage, Inc.    10,900                                          570
     RAIT Investment Trust    3,300                                           88
     Ramco-Gershenson Properties    1,400                                     38
     Realty Income Corp.    2,300                                            110
     Reckson Associates Realty Corp.    5,300                                161
     Redwood Trust, Inc.    2,500                                            150
   @ Regency Centers Corp.    5,700                                          279
     The Rouse Co.    7,900                                                  527
     Saul Centers, Inc.    2,100                                              68
     Senior Housing Properties Trust    4,950                                 93
  >o Shelbourne Properties I    500                                            5
  >o Shelbourne Properties III    500                                          3
     Shurgard Storage Centers, Inc., Class A    4,500                        179
     Simon Property Group, Inc.    18,574                                  1,083
     SL Green Realty Corp.    4,200                                          230
     Sovran Self Storage, Inc.    800                                         31
     The St. Joe Co.    5,300                                                270
     Summit Properties, Inc.    3,300                                        100
     Sun Communities, Inc.    3,000                                          117
     Tanger Factory Outlet Centers    800                                     38
     Taubman Centers, Inc.    4,100                                          118
   @ Thornburg Mortgage, Inc.    7,800                                       223
     The Town & Country Trust    1,000                                        28
   o Trammell Crow Co.    2,800                                               43
     Trizec Properties, Inc.    12,700                                       203
     United Dominion Realty Trust, Inc.    9,400                             198
     Universal Health Realty Income    900                                    28
     Urstadt Biddle Properties, Inc.    500                                    8
     Urstadt Biddle Properties, Inc., Class A    1,000                        16
     US Restaurant Properties, Inc.    1,000                                  18
     Ventas, Inc.    5,800                                                   156
     Vornado Realty Trust    10,500                                          706
     Washington Real Estate Investment Trust    3,100                         97
     Weingarten Realty Investment    7,975                                   288
                                                                     -----------
                                                                          23,704
     RETAIL  6.1%
     ---------------------------------------------------------------------------
   o 1-800-Flowers.com, Inc., Class A    3,700                                30
  @o 99 Cents Only Stores    3,066                                            47
   o A.C. Moore Arts & Crafts, Inc.    1,400                                  36
     Aaron Rents, Inc.    3,750                                               81
   @ Abercrombie & Fitch Co., Class A    8,300                               325
   o Advance Auto Parts, Inc.    6,360                                       249
     Albertson's, Inc.    30,468                                             695
   o Alloy, Inc.    3,100                                                     12
  @o Amazon.com, Inc.    33,700                                            1,150
  @o American Eagle Outfitters, Inc.    5,050                                206
   o AnnTaylor Stores Corp.    9,825                                         221
     Arden Group, Inc., Class A    600                                        59
   o Asbury Automotive Group, Inc.    4,100                                   55
  @o Autonation, Inc.    21,600                                              372
  @o AutoZone, Inc.    8,900                                                 728
   o Barnes & Noble, Inc.    7,400                                           246
   o Bed, Bath & Beyond, Inc.    23,700                                      967
   @ Best Buy Co., Inc.    26,150                                          1,549
   o Big Lots, Inc.    11,100                                                138
  @o BJ's Wholesale Club, Inc.    6,100                                      177
     Blair Corp.    1,500                                                     47
     Borders Group, Inc.    9,000                                            205
   o Brightpoint, Inc.    1,650                                               25
   o Brookstone, Inc.    7,425                                               142
     Burlington Coat Factory Warehouse Corp.    2,500                         55
   o Carmax, Inc.    3,923                                                   103
     Casey's General Stores, Inc.    5,100                                    91
     The Cato Corp., Class A    1,200                                         28
   o Central Garden & Pet Co.    1,600                                        57
   o Charming Shoppes, Inc.    7,700                                          59
   o Chico's FAS, Inc.    6,650                                              266
   o The Children's Place Retail Stores, Inc.    1,800                        56
     Christopher & Banks Corp.    2,650                                       43
     Circuit City Stores, Inc.    16,500                                     268
   @ Claire's Stores, Inc.    16,000                                         416
   o Coldwater Creek, Inc.    6,112                                          141
   o Cost Plus, Inc.    700                                                   23
     Costco Wholesale Corp.    38,600                                      1,850
     CVS Corp.    33,500                                                   1,456
     DEB Shops, Inc.    1,600                                                 39
     Dillards, Inc., Class A    5,500                                        113
     Dollar General Corp.    27,775                                          535
  @o Dollar Tree Stores, Inc.    8,650                                       250
   o The Dress Barn, Inc.    5,500                                            88
   o Duckwall-ALCO Stores, Inc.    1,800                                      29
     Family Dollar Stores, Inc.    10,200                                    301
     Federated Department Stores, Inc.    22,400                           1,130
     The Finish Line, Class A    1,800                                        62
     Foot Locker, Inc.    14,100                                             344
  @o Footstar, Inc.    600                                                     2
     Fred's, Inc.    3,262                                                    57
     Friedman's, Inc., Class A    6,500                                       11
   o GameStop Corp., Class A    500                                           10
   @ The Gap, Inc.    73,900                                               1,477
   o Genesco, Inc.    4,300                                                  110
     Goody's Family Clothing, Inc.    5,000                                   44
   o Great Atlantic & Pacific Tea Co.    2,200                                14
   o Guitar Center, Inc.    1,700                                             76
   o The Gymboree Corp.    2,100                                              25
     Home Depot, Inc.    187,000                                           7,682
   o HOT Topic, Inc.    6,300                                                130
   o Insight Enterprises, Inc.    4,650                                       86

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     J.C. Penney Co., Inc. Holding Co.    22,400                             775
   o Jo-Ann Stores, Inc.    3,795                                             94
   o Kirkland's, Inc.    1,000                                                 9
   o Kohl's Corp.    25,800                                                1,310
   o Kroger Co.    60,800                                                    919
   @ Limitedbrands    42,144                                               1,044
   o Linens 'N Things, Inc.    4,300                                         104
     Longs Drug Stores Corp.    3,300                                         82
     Lowe's Cos., Inc.    63,700                                           3,585
   @ The May Department Stores Co.    24,000                                 625
   o The Men's Wearhouse, Inc.    2,400                                       75
     Michaels Stores, Inc.    9,800                                          285
   @ The Neiman Marcus Group, Inc., Class A    2,700                         164
   o Nobel Learning Communities, Inc.    500                                   4
     Nordstrom, Inc.    10,300                                               445
   o O'Reilly Automotive, Inc.    2,200                                       95
   o Office Depot, Inc.    26,000                                            421
     Pacific Sunwear of California    9,975                                  234
   o Party City Corp.    3,800                                                56
   o Pathmark Stores, Inc.    3,900                                           17
   o Payless Shoesource, Inc.    5,906                                        56
   o PC Connection, Inc.    3,000                                             22
     Pep Boys-Manny, Moe & Jack    2,500                                      36
   o Petco Animal Supplies, Inc.    5,000                                    179
     PETsMART, Inc.    11,100                                                355
     Pier 1 Imports, Inc.    3,900                                            70
   o Pricesmart, Inc.    200                                                   2
     RadioShack Corp.    14,100                                              422
   o Rent-A-Center, Inc.    5,250                                            126
   o Retail Ventures, Inc.    700                                              5
   o Rite Aid Corp.    40,400                                                150
     Ross Stores, Inc.    13,400                                             352
     Ruddick Corp.    3,100                                                   62
   o Safeway, Inc.    33,400                                                 609
     Saks, Inc.    16,900                                                    207
  @o School Specialty, Inc.    1,600                                          65
   @ Sears, Roebuck & Co.    21,200                                          742
   o Shoe Carnival, Inc.    1,200                                             14
   o ShopKo Stores, Inc.    8,900                                            153
   > Spiegel, Inc., Class A    5,000                                          --
     Staples, Inc.    41,200                                               1,225
   o Stein Mart, Inc.    3,800                                                63
     Talbots, Inc.    5,700                                                  150
     Target Corp.    74,600                                                3,731
   @ Tiffany & Co.    11,500                                                 337
     TJX Cos., Inc.    40,400                                                969
   o Too, Inc.    1,742                                                       38
   o Toys 'R' Us, Inc.    18,300                                             330
   o Tractor Supply Co.    4,000                                             145
   o Tuesday Morning Corp.    2,500                                           82
     Unifirst Corp.    3,900                                                 104
   o United Stationers, Inc.    2,900                                        129
   o Urban Outfitters, Inc.    6,400                                         262
=(4) Wal-Mart Stores, Inc.    354,600                                     19,120
     Walgreen Co.    84,400                                                3,029
     Weis Markets, Inc.    1,700                                              62
   o West Marine, Inc.    1,100                                               27
   o Whitehall Jewellers, Inc.    1,800                                       14
     Whole Foods Market, Inc.    6,100                                       497
  @o Williams-Sonoma, Inc.    9,200                                          351
   o Winmark Corp.    1,200                                                   31
   @ Winn-Dixie Stores, Inc.    16,800                                        58
   o Zale Corp.    5,020                                                     143
                                                                     -----------
                                                                          70,156
     STEEL  0.2%
     ---------------------------------------------------------------------------
   o AK Steel Holding Corp.    4,027                                          38
     Allegheny Technologies, Inc.    7,700                                   129
     Ampco-Pittsburgh Corp.    2,800                                          37
     Carpenter Technology Corp.    2,500                                     119
   o International Steel Group, Inc.    7,900                                292
   @ Nucor Corp.    11,000                                                   465
     Quanex Corp.    2,500                                                   127
     Roanoke Electric Steel Corp.    800                                      12
     Ryerson Tull, Inc.    1,600                                              26
     Schnitzer Steel Industries, Inc., Class A    1,650                       47
     Steel Dynamics, Inc.    3,500                                           116
     Steel Technologies, Inc.    3,700                                        89
   o United States Steel Corp.    9,900                                      363
     Worthington Industries, Inc.    7,200                                   143
                                                                     -----------
                                                                           2,003
     TELEPHONE  3.1%
     ---------------------------------------------------------------------------
     Adtran, Inc.    7,000                                                   151
  @o Alamosa Holdings, Inc.    8,000                                          80
   o Alaska Communications Systems Group, Inc.    2,700                       19
     Alltel Corp.    26,435                                                1,452
     Applied Signal Technology, Inc.    2,100                                 64
     AT&T Corp.    63,947                                                  1,094
   o AT&T Latin America Corp., Class A    2,100                               --
     Atlantic Tele-Network, Inc.    1,300                                     39
   o Avaya, Inc.    35,385                                                   510
     BellSouth Corp.    150,450                                            4,013
   o Carrier Access Corp.    2,500                                            22
   o Centennial Communications Corp.    8,000                                 50
     CenturyTel, Inc.    10,500                                              337
   o Cincinnati Bell, Inc.    18,568                                          63
   o Citizens Communications Co.    22,400                                   300
   o Commonwealth Telephone Enterprises, Inc.    9,400                       429
   o Computer Access Technology Corp.    800                                   5

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Copper Mountain Networks, Inc.    5,200                                  13
  @o Covad Communications Group, Inc.    7,000                                10
     Crown Castle International Corp.    20,900                              320
     CT Communications, Inc.    4,500                                         56
 @>o CTC Communications Group, Inc.    1,550                                  --
     D&E Communications, Inc.    4,000                                        49
   o Ditech Communications Corp.    4,100                                     94
   o Equinix, Inc.    2,565                                                   97
   o Extreme Networks, Inc.    4,500                                          26
   o Finisar Corp.    7,900                                                   12
  @o Global Crossing Ltd.    2,500                                            35
     Hickory Tech Corp.    6,100                                              70
   o ID Systems, Inc.    3,000                                                45
     Inter-Tel, Inc.    6,000                                                162
   o Interdigital Communications Corp.    4,500                               72
   o j2 Global Communications, Inc.    2,000                                  60
  @o Level 3 Communications, Inc.    53,000                                  178
   o Liberty Media Corp., Class A    219,239                               1,956
   o MCI, Inc.    23,300                                                     402
 @>o McLeodUSA, Inc., Class A Escrow    21,892                                --
   o Net2Phone, Inc.    1,600                                                  6
   o Nextel Communications, Inc., Class A    88,900                        2,355
  @o Nextel Partners, Inc., Class A    15,200                                256
     North Pittsburgh Systems, Inc.    3,500                                  72
   o Novatel Wireless, Inc.    160                                             3
   o NTL, Inc.    6,000                                                      399
     NWH, Inc.    2,500                                                       40
  @o Pegasus Communications Corp., Class A    6,320                           52
   o Price Communications Corp.    4,047                                      64
   o Primus Telecommunications Group, Inc.    7,500                           14
   o Qwest Communications International, Inc.    118,337                     405
  @o RCN Corp.    2,300                                                       --
     SBC Communications, Inc.    273,212                                   6,901
   o Sonus Networks, Inc.    19,400                                          114
   o Spectrasite, Inc.    4,000                                              205
     Sprint Corp. (FON Group)    116,750                                   2,446
     Sunrise Telecom, Inc.    2,000                                            5
   o Talk America Holdings, Inc.    5,000                                     28
   o Teleglobe International Holdings Ltd.    400                              1
     Telephone & Data Systems, Inc.    4,300                                 322
   o Time Warner Telecom, Inc., Class A    4,500                              23
   o U.S. Cellular Corp.    6,100                                            254
  >o U.S. Wireless Corp.    400                                               --
   o Ubiquitel, Inc.    10,000                                                57
   o Ulticom, Inc.    4,800                                                   83
   o Utstarcom, Inc.    1,200                                                 21
     Verizon Communications, Inc.    228,786                               8,946
     Warwick Valley Telephone Co.    2,100                                    51
                                                                     -----------
                                                                          35,408

     TOBACCO  0.9%
     ---------------------------------------------------------------------------
     Altria Group, Inc.    168,800                                         8,180
   o M&F Worldwide Corp.    1,200                                             16
   @ Reynolds American, Inc.    11,332                                       780
     Schweitzer-Mauduit International, Inc.    5,800                         183
     Universal Corp.    1,800                                                 83
     UST, Inc.    12,700                                                     523
     Vector Group Ltd.    3,388                                               52
                                                                     -----------
                                                                           9,817

     TRAVEL & RECREATION  0.9%
     ---------------------------------------------------------------------------
   o Alliance Gaming Corp.    3,000                                           28
     Ambassadors Group, Inc.    1,700                                         53
   o Amerco, Inc.    900                                                      36
     Ameristar Casinos, Inc.    1,700                                         59
   o Argosy Gaming Co.    1,600                                               63
   o Aztar Corp.    1,900                                                     59
   o Bally Total Fitness Holding Corp.    6,500                               26
     Brunswick Corp.    13,900                                               652
   o Caesars Entertainment, Inc.    24,300                                   435
     Callaway Golf Co.    5,600                                               58
   @ Carnival Corp.    50,000                                              2,528
     Cedar Fair L.P.    5,300                                                154
     Central Parking Corp.    1,600                                           22
     Choice Hotels International, Inc.    3,400                              170
   o Dick's Sporting Goods, Inc.    1,000                                     36
   o Dollar Thrifty Automotive Group, Inc.    3,500                           84
     Dover Downs Gaming & Entertainment, Inc.    1,480                        15
   o Empire Resorts, Inc.    500                                               4
     Harrah's Entertainment, Inc.    9,900                                   579
     Hilton Hotels Corp.    30,426                                           605
   o Interstate Hotels & Resorts, Inc.    82                                  --
   o K2, Inc.    1,700                                                        28
   o Laidlaw International, Inc.    8,200                                    137
  @o Lakes Entertainment, Inc.    1,800                                       21
     Mandalay Resort Group    6,600                                          454
     The Marcus Corp.    4,600                                                98
     Marine Products Corp.    270                                              5
     Marriott International, Inc., Class A    18,700                       1,019
   o MGM Mirage    12,300                                                    662
   o MTR Gaming Group, Inc.    2,300                                          21
  @o Multimedia Games, Inc.    1,500                                          20
   o Navigant International, Inc.    4,300                                    54
   o Rent-Way, Inc.    3,200                                                  25

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
   o Scientific Games Corp., Class A    6,500                                138
  @o Shuffle Master, Inc.    1,875                                            79
   o Six Flags, Inc.    7,500                                                 38
     Speedway Motorsports, Inc.    2,300                                      76
   o The Sports Authority, Inc.    370                                         9
     Starwood Hotels & Resorts Worldwide, Inc.    17,730                     846
   @ Station Casinos, Inc.    4,650                                          237
   o Stellent, Inc.    1,100                                                   8
   o Vail Resorts, Inc.    3,800                                              76
  @o WMS Industries, Inc.    1,500                                            44
                                                                     -----------
                                                                           9,761

     TRUCKING & FREIGHT  0.4%
     ---------------------------------------------------------------------------
     Arkansas Best Corp.    1,100                                             43
     BancTrust Financial Group, Inc.    1,100                                 21
   @ C.H. Robinson Worldwide, Inc.    7,500                                  405
     CNF, Inc.    4,500                                                      197
     Expeditors International Washington, Inc.    8,100                      462
   o Forward Air Corp.    3,600                                              148
     Heartland Express, Inc.    6,706                                        137
     J.B. Hunt Transport Services, Inc.    6,500                             266
   o Knight Transportation, Inc.    2,700                                     63
   o Landstar Systems, Inc.    7,600                                         516
   o Old Dominion Freight Line    2,700                                       76
     Overnite Corp.    2,500                                                  81
     Paccar, Inc.    14,100                                                  977
   o Pacer International, Inc.    2,800                                       50
     Ryder Systems, Inc.    6,400                                            321
   o Swift Transportation Co., Inc.    5,970                                 113
     USF Corp.    1,300                                                       47
  @o Wabash National Corp.    2,500                                           61
     Werner Enterprises, Inc.    5,832                                       124
   o Yellow Roadway Corp.    4,594                                           220
                                                                     -----------
                                                                           4,328

     UTILITIES: ELECTRIC & GAS  3.1%
     ---------------------------------------------------------------------------
   o The AES Corp.    52,596                                                 573
     AGL Resources, Inc.    4,300                                            134
   o Allegheny Energy, Inc.    10,500                                        192
     Allete, Inc.    2,733                                                    93
     Alliant Energy Corp.    9,300                                           245
     Ameren Corp.    15,100                                                  725
     American Electric Power Co., Inc.    33,820                           1,114
     American States Water Co.    950                                         23
     Aqua America, Inc.    3,671                                              80
     Atmos Energy Corp.    4,200                                             108
     Avista Corp.    3,800                                                    68
   o BayCorp Holdings Ltd.    6                                               --
     Black Hills Corp.    1,400                                               41
  @o Calpine Corp.    12,300                                                  31
     Cascade Natural Gas Corp.    3,500                                       71
   @ Centerpoint Energy, Inc.    26,100                                      274
     Central Vermont Public Service Corp.    2,700                            59
     CH Energy Group, Inc.    1,900                                           85
   @ Cinergy Corp.    15,100                                                 597
     Cleco Corp.    3,400                                                     62
   o CMS Energy Corp.    5,000                                                47
   @ Consolidated Edison, Inc.    17,000                                     739
     Constellation Energy Group, Inc.    16,800                              682
   o Distributed Energy Systems Corp.    1,400                                 3
     Dominion Resources, Inc.    26,610                                    1,712
     DPL, Inc.    11,452                                                     247
     DTE Energy Co.    13,801                                                589
   @ Duke Energy Corp.    76,800                                           1,884
   @ Duquesne Light Holdings, Inc.    6,100                                  105
     Edison International    58,700                                        1,790
   @ El Paso Corp.    51,387                                                 459
   o El Paso Electric Co.    2,800                                            47
     Energen Corp.    2,600                                                  140
     Energy East Corp.    12,214                                             308
     Entergy Corp.    18,200                                               1,190
     Equitable Resources, Inc.    4,400                                      243
     Exelon Corp.    54,474                                                2,158
     FirstEnergy Corp.    28,217                                           1,166
     Florida Public Utilites Co.    1,066                                     18
     FPL Group, Inc.    14,700                                             1,013
   @ Great Plains Energy, Inc.    9,000                                      256
     Green Mountain Power Corp.    3,800                                      98
     Hawaiian Electric Industries, Inc.    5,200                             146
     Idacorp, Inc.    4,200                                                  130
   @ KeySpan Corp.    13,400                                                 535
     Kinder Morgan, Inc.    10,700                                           689
     The Laclede Group, Inc.    3,300                                        100
     MDU Resources Group, Inc.    10,950                                     281
     MGE Energy, Inc.    400                                                  13
     National Fuel Gas Co.    5,800                                          163
     New Jersey Resources Corp.    1,650                                      68
     Nicor, Inc.    3,000                                                    113
     NiSource, Inc.    22,864                                                490
   @ Northeast Utilities, Inc.    10,124                                     196
     Northwest Natural Gas Co.    2,700                                       86
   o NRG Energy, Inc.    9,000                                               250
     NSTAR    3,867                                                          191
     NUI Corp.    2,500                                                       34
     OGE Energy Corp.    6,500                                               165
   @ Oneok, Inc.    7,400                                                    199
     Otter Tail Corp.    1,100                                                29
     Peoples Energy Corp.    3,200                                           137
     Pepco Holdings, Inc.    5,000                                           103
   o PG&E Corp.    34,900                                                  1,118
     Piedmont Natural Gas Co.    1,600                                        73
     Pinnacle West Capital Corp.    6,800                                    290

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     PNM Resources, Inc.    5,500                                            128
     PPL Corp.    15,000                                                     780
     Progress Energy, Inc.    21,159                                         874
   @ Public Service Enterprise Group, Inc.    19,000                         809
     Puget Energy, Inc.    7,500                                             174
     Questar Corp.    8,100                                                  389
   @ SCANA Corp.    7,905                                                    293
     Sempra Energy    19,175                                                 643
   o Sierra Pacific Resources    4,476                                        43
   @ The Southern Co.    60,900                                            1,924
   o Southern Union Co.    5,785                                             127
     Southwest Gas Corp.    3,600                                             88
     TECO Energy, Inc.    5,600                                               78
     Texas Genco Holdings, Inc.    5,680                                     265
     TXU Corp.    26,400                                                   1,616
     UGI Corp.    4,100                                                      158
     UIL Holdings Corp.    5,400                                             274
   @ Unisource Energy Corp.    3,800                                          93
     Vectren Corp.    5,766                                                  149
   o Veritas DGC, Inc.    3,000                                               63
     Westar Energy, Inc.    8,200                                            172
     WGL Holdings, Inc.    3,000                                              85
   @ Williams Cos., Inc.    42,360                                           530
     Wisconsin Energy Corp.    11,400                                        372
     WPS Resources Corp.    2,400                                            114
     Xcel Energy, Inc.    34,195                                             585
                                                                     -----------
                                                                          35,894

     PREFERRED STOCK 0.0% of net assets

     REAL PROPERTY  0.0%
     ---------------------------------------------------------------------------
     Commercial Net Lease Realty    147                                        4
     Simon Property Group LP    1,200                                         65
                                                                     -----------
                                                                              69

                                                    FACE
     SECURITY                                      AMOUNT
        RATE, MATURITY DATE                      ($ X 1,000)
     CORPORATE BONDS 0.0% of net assets

     FIXED-RATE OBLIGATIONS  0.0%
     ---------------------------------------------------------------------------
     Brookfield Homes Corp.
            12.00%, 06/30/20                              15                  16

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)

     WARRANTS 0.0% of net assets

     AIR TRANSPORTATION  0.0%
     ---------------------------------------------------------------------------
  >o Timco Aviation Services expires 02/28/07
     160                                                                      --

     BUSINESS MACHINES & SOFTWARE  0.0%
     ---------------------------------------------------------------------------
   o MicroStrategy, Inc. expires 06/24/04    57                               --

     BUSINESS SERVICES  0.0%
     ---------------------------------------------------------------------------
   o Redback Networks, Inc. expires 01/02/11
     81                                                                       --
  @o Redback Networks, Inc. expires 01/02/11
     85                                                                       --

     ELECTRONICS  0.0%
     ---------------------------------------------------------------------------
  >o Pinnacle Holdings, Inc. expires 11/13/07
     9                                                                        --

     HEALTHCARE / DRUGS & MEDICINE  0.0%
     ---------------------------------------------------------------------------
   o Magellan Health Services, Inc. expires
     01/05/11    7                                                            --

     NON-FERROUS METALS  0.0%
     ---------------------------------------------------------------------------
   o Metals USA, Inc. expires 10/31/07    97                                  --

     REAL PROPERTY  0.0%
     ---------------------------------------------------------------------------
   o General Growth Properties, Inc. expires
     11/09/04    1,860                                                         2

     RIGHTS 0.0% of net assets

     BUSINESS MACHINES & SOFTWARE  0.0%
     ---------------------------------------------------------------------------
   o Comdisco Holding Co.    4,700                                             2

     BUSINESS SERVICES  0.0%
     ---------------------------------------------------------------------------
   o Information Resources, Inc.    2,500                                      6

     HEALTHCARE / DRUGS & MEDICINE  0.0%
     ---------------------------------------------------------------------------
   o OSI Pharmaceuticals, Inc. expires
     01/18/05    1,640                                                        --

     TELEPHONE  0.0%
     ---------------------------------------------------------------------------
  >o WilTel Communications, Inc.    4,800                                     --

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)

     SHORT-TERM INVESTMENTS  0.7% of net assets

     Provident Institutional TempFund
     8,014,950                                                             8,015


                                                    FACE
     SECURITY                                      AMOUNT
        RATE, MATURITY DATE                      ($ X 1,000)
   > U.S. Treasury Bill
        1.63%, 12/16/04                                  400                 399

END OF INVESTMENTS.

     COLLATERAL INVESTED FOR SECURITIES ON LOAN
     6.3% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.5%
     ---------------------------------------------------------------------------
     Canadian Imperial Bank of Commerce/New York
        1.92%, 11/29/04                                3,848               3,847
        1.72%, 05/25/05                                1,516               1,516
     Crown Point Capital
        1.80%, 11/05/04                                1,851               1,851
     Foreningssparbanken AB
        1.83%, 11/15/04                               10,855              10,853
     Fortis Bank NY
        1.78%, 06/06/05                                1,381               1,381
     Societe Generale NY
        1.95%, 11/01/04                                5,456               5,455
        1.83%, 11/15/04                                1,571               1,570
     Westdeutsche Landesbank AG
        1.50%, 01/10/05                                2,340               2,339
                                                                     -----------
                                                                          28,812

     SHORT-TERM INVESTMENTS  3.8%
     ---------------------------------------------------------------------------
     Citibank, Time Deposit
        1.76%, 11/01/04                                1,709               1,709

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     Institutional Money Market
     Trust    40,974,861                                                  40,975
                                                                     -----------
                                                                          42,684

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/04. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF         CONTRACT      UNREALIZED
                                          CONTRACTS      VALUE           GAINS
     FUTURES CONTRACTS

     Russell 2000
     Index, Long
     expires 12/17/04                          4         1,169             29
     S&P 500 Index,
     Long expires
     12/17/04                                 23         6,499             50
                                                                      ----------
                                                                           79

SCHWAB CAPITAL TRUST

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2004

The following is the schedule of portfolio holdings at 10/31/04. The schedule should be read in conjunction with the fund's annual report for the fiscal year ended 10/31/04.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Ten Holding

 o   Non-income producing security

 *   American Depositary Receipt

 >   Security is valued at fair value (see Accounting Policies)

 @   This security or a portion of this security is on loan


                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 99.3%  FOREIGN COMMON STOCK                               995,647    1,228,866
  0.4%  FOREIGN PREFERRED STOCK                              3,801        5,016
  0.2%  SHORT-TERM INVESTMENT                                1,954        1,954
  0.0%  RIGHTS                                                  --          107
  0.0%  WARRANTS                                               200           --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                1,001,602    1,235,943
  8.4%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 103,711      103,711
(8.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (102,147)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,237,507

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      FOREIGN COMMON STOCK  99.3% of net assets

      AUSTRALIA  4.1%
      --------------------------------------------------------------------------
      AMP Ltd.    250,773                                                  1,195
      Australia & New Zealand Banking Group Ltd.   358,594                 5,464
      BHP Billiton Ltd.    727,139                                         7,521
    @ Coles Myer Ltd.    218,165                                           1,555
      Commonwealth Bank of Australia    245,112                            5,877
      Foster's Group Ltd.    374,154                                       1,411
      Insurance Australia Group Ltd.    337,549                            1,359
      Macquarie Bank Ltd.    41,612                                        1,231
      Macquarie Infrastructure Group    386,221                            1,070
    @ National Australia Bank Ltd.    296,328                              6,257
    @ News Corp. Ltd.    266,154                                           2,141
    @ QBE Insurance Group Ltd.    125,449                                  1,287
    @ Rio Tinto Ltd.    60,818                                             1,663
      Suncorp-Metway Ltd.    107,619                                       1,376
      Telstra Corp. Ltd.    416,897                                        1,454
      Wesfarmers Ltd.    68,881                                            1,788
      Westpac Banking Corp.    346,721                                     4,890
      Woodside Petroleum Ltd.    81,387                                    1,184
      Woolworths Ltd.    202,146                                           2,020
                                                                     -----------
                                                                          50,743
      BELGIUM  0.9%
      --------------------------------------------------------------------------
    @ Dexia    121,918                                                     2,435
      Electrabel SA    5,314                                               1,981
      Fortis    201,153                                                    5,094
      Solvay SA    12,932                                                  1,300
                                                                     -----------
                                                                          10,810
      CANADA  6.2%
      --------------------------------------------------------------------------
    @ Alcan, Inc.    62,405                                                2,883
      Bank of Montreal    99,813                                           4,709
    @ Bank of Nova Scotia    198,704                                       6,451
      Barrick Gold Corp.    99,691                                         2,256
    @ BCE, Inc.    53,656                                                  1,244
    @ Brascan Corp.    47,850                                              1,702
    @ Canadian Imperial Bank of Commerce    71,216                         4,315
      Canadian National Railway Co.    54,467                              2,929
      Canadian Natural Resources Ltd.    51,800                            2,178
    @ Enbridge, Inc.    33,700                                             1,461
      EnCana Corp.    85,217                                               4,220
    @ Imperial Oil Ltd.    24,010                                          1,396
    o Inco Ltd.    37,300                                                  1,317
      Loblaw Cos. Ltd.    21,098                                           1,143
      Magna International, Inc., Class A    16,447                         1,211
      Manulife Financial Corp.    156,550                                  7,300
    @ National Bank of Canada    36,900                                    1,476
    o Nortel Networks Corp.    784,900                                     2,651

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Petro-Canada    43,200                                               2,355
      Placer Dome, Inc.    83,200                                          1,786
      Power Corp. of Canada    59,004                                      1,418
    @ Power Financial Corp.    52,600                                      1,294
    @ Royal Bank of Canada    127,717                                      6,638
    @ Sun Life Financial Services of Canada, Inc.   122,164                3,752
      Suncor Energy, Inc.    81,600                                        2,786
      Talisman Energy, Inc.    76,875                                      2,061
    @ Thomson Corp.    40,000                                              1,386
    @ TransCanada Corp.    94,561                                          2,142
                                                                     -----------
                                                                          76,460
      DENMARK  0.6%
      --------------------------------------------------------------------------
      AP Moller-Maersk A/S    224                                          1,649
      Danske Bank A/S    93,525                                            2,606
      Novo-Nordisk A/S, Class B    46,150                                  2,287
      TDC A/S    23,628                                                      872
                                                                     -----------
                                                                           7,414
      FRANCE  10.6%
      --------------------------------------------------------------------------
      Accor SA    37,106                                                   1,536
      Air Liquide SA    20,461                                             3,295
   @o Alcatel SA, Class A    245,737                                       3,582
      Arcelor SA    72,096                                                 1,343
      AXA    261,489                                                       5,611
      BNP Paribas    157,814                                              10,710
      Bouygues    42,044                                                   1,651
      Carrefour SA    112,519                                              4,914
      Cie Generale D'Optique Essilor International SA   19,882             1,345
    @ Compagnie de Saint-Gobain    60,643                                  3,321
      Credit Agricole SA    128,809                                        3,764
      France Telecom SA    209,724                                         5,986
    o Groupe Danone    46,320                                              3,865
      L'Oreal SA    58,705                                                 3,991
      Lafarge SA    30,598                                                 2,785
      Lagardere S.C.A.    24,730                                           1,589
      LVMH Moet-Hennessy Louis Vuitton SA    44,980                        3,073
      Michelin (C.G.D.E.), Class B    28,839                               1,565
      Pernod-Ricard    9,539                                               1,317
      Peugeot SA    32,613                                                 1,998
      Pinault-Printemps-Redoute SA    12,173                               1,144
      Renault SA    34,255                                                 2,858
      Sanofi-Aventis    173,827                                           12,670
      Schneider Electric SA    40,373                                      2,665
      Societe Generale, Class A    62,745                                  5,803
      STMicroelectronics NV    117,296                                     2,156
      Suez SA    155,587                                                   3,626
 @(5) Total SA    110,932                                                 23,001
      Veolia Environnement    52,576                                       1,588
      Vinci SA    13,931                                                   1,654
   @o Vivendi Universal SA    177,845                                      4,844
   *o Vivendi Universal SA    54,392                                       1,492
                                                                     -----------
                                                                         130,742
      GERMANY  7.2%
      --------------------------------------------------------------------------
      Adidas-Salomon AG    9,200                                           1,282
      Allianz AG    54,188                                                 5,747
      BASF AG    103,335                                                   6,428
      Bayer AG    128,045                                                  3,617
    o Bayerische Hypo-und Vereinsbank AG    66,874                         1,304
    o Commerzbank AG    88,400                                             1,611
      DaimlerChrysler AG    168,370                                        6,935
      Deutsche Bank AG    99,862                                           7,570
      Deutsche Boerse AG    19,400                                           966
      Deutsche Post AG    75,227                                           1,466
    o Deutsche Telekom AG    487,262                                       9,310
      E.ON AG    118,150                                                   9,586
    o Infineon Technologies AG    123,500                                  1,342
      Linde AG    14,312                                                     862
      Metro AG    29,214                                                   1,391
      Muenchener Rueckversicherungs AG    30,394                           2,965
      RWE AG    69,676                                                     3,680
      SAP AG    39,024                                                     6,628
      Schering AG    33,246                                                2,131
      Siemens AG    153,790                                               11,415
      ThyssenKrupp AG    63,966                                            1,196
      Volkswagen AG    40,893                                              1,811
                                                                     -----------
                                                                          89,243
      HONG KONG / CHINA  1.3%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.    299,000                                 2,478
      CLP Holdings Ltd.    340,080                                         1,953
      Hang Seng Bank Ltd.    154,700                                       2,057
      Hong Kong & China Gas Co.    718,400                                 1,384
      HongKong Electric Holdings    277,756                                1,242
    o Hutchison Telecommunications International Ltd.  5,517                   4
      Hutchison Whampoa Ltd.    413,800                                    3,176
      Sun Hung Kai Properties Ltd.    265,694                              2,458
      Swire Pacific Ltd., Class A    190,000                               1,343
                                                                     -----------
                                                                          16,095

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      ITALY  3.5%
      --------------------------------------------------------------------------
      Alleanza Assicurazioni SPA    100,995                                1,188
      Assicurazioni Generali SPA    185,554                                5,493
      Banca Intesa SPA    645,355                                          2,635
      Banco Popolare di Verona e Novara    75,422                          1,334
    @ Enel SPA    429,348                                                  3,872
      ENI-Ente Nazionale Idrocarburi SPA    490,576                       11,108
      Mediaset SPA    110,368                                              1,255
      Mediobanca SPA    95,210                                             1,315
      Riunione Adriatica di Sicurta SPA    60,519                          1,275
      Sanpaolo IMI SPA    189,885                                          2,401
      Telecom Italia SPA    1,132,740                                      2,810
      TIM SPA    753,178                                                   4,426
      UniCredito Italiano SPA    856,214                                   4,585
                                                                     -----------
                                                                          43,697
      JAPAN  17.8%
      --------------------------------------------------------------------------
      Aeon Co. Ltd.    84,000                                              1,342
      Ajinomoto Co., Inc.    111,000                                       1,227
      Asahi Glass Co. Ltd.    146,000                                      1,339
      Asahi Kasei Corp.    250,000                                         1,064
      Bridgestone Corp.    126,000                                         2,278
      Canon, Inc.    162,000                                               7,979
    @ Chubu Electric Power Co., Inc.    122,100                            2,650
      Dai Nippon Printing Co. Ltd.    117,000                              1,599
      Denso Corp.    92,000                                                2,201
      East Japan Railway Co.    653                                        3,425
      Eisai Co. Ltd.    37,000                                             1,063
      Fanuc Ltd.    24,300                                                 1,465
      Fuji Photo Film Co. Ltd.    92,000                                   3,136
      Fujisawa Pharmaceutical Co. Ltd.    47,000                           1,226
      Fujitsu Ltd.    326,000                                              1,937
      Honda Motor Co. Ltd.    152,700                                      7,362
      Hoya Corp.    21,600                                                 2,213
      Ito-Yokado Co. Ltd.    68,000                                        2,433
      Itochu Corp.    273,000                                              1,172
      Japan Tobacco, Inc.    126                                           1,105
      JFE Holdings, Inc.    94,000                                         2,518
    @ The Kansai Electric Power Co.    130,000                             2,434
      Kao Corp.    109,000                                                 2,510
      KDDI Corp.     --                                                        2
      Keyence Corp.    5,900                                               1,327
    o Kintetsu Corp.    305,830                                              971
      Kirin Brewery Co. Ltd.    127,000                                    1,139
      Komatsu Ltd.    193,000                                              1,289
      Konica Minolta Holdings, Inc.    81,000                              1,079
      Kyocera Corp.    31,500                                              2,281
      Kyushu Electric Power Co.    82,400                                  1,630
    @ Matsushita Electric Industrial Co. Ltd.    403,912                   5,846
      Millea Holdings, Inc.    284                                         3,744
      Mitsubishi Corp.    198,000                                          2,183
      Mitsubishi Electric Corp.    303,000                                 1,415
    @ Mitsubishi Estate Co. Ltd.    190,000                                2,002
      Mitsubishi Heavy Industries Ltd.    565,000                          1,586
      Mitsubishi Tokyo Financial Group, Inc.    787                        6,670
      Mitsui & Co. Ltd.    239,000                                         2,005
      Mitsui Fudosan Co. Ltd.    142,000                                   1,504
      Mitsui Sumitomo Insurance Co. Ltd.    247,000                        2,024
      Mizuho Financial Group, Inc.    1,255                                4,834
      Murata Manufacturing Co. Ltd.    43,900                              2,088
      NEC Corp.    269,000                                                 1,490
    @ Nikko Cordial Corp.    240,000                                       1,071
      Nintendo Co. Ltd.    19,700                                          2,219
      Nippon Oil Corp.    250,000                                          1,584
      Nippon Steel Corp.    1,020,000                                      2,382
      Nippon Telegraph & Telephone Corp.    1,007                          4,267
      Nissan Motor Co. Ltd.    486,000                                     5,469
      Nitto Denko Corp.    28,000                                          1,326
      Nomura Holdings, Inc.    345,000                                     4,224
      NTT DoCoMo, Inc.    3,541                                            6,236
      OJI Paper Co. Ltd.    165,000                                          940
      Omron Corp.    43,000                                                  974
      Osaka Gas Co. Ltd.    394,000                                        1,139
      Ricoh Co. Ltd.    118,000                                            2,200
      Rohm Co. Ltd.    21,000                                              2,152
      Sankyo Co. Ltd.    59,000                                            1,222
    @ Sanyo Electric Co. Ltd.    309,000                                     986
      Secom Co. Ltd.    38,500                                             1,396
      Sekisui House Ltd.    94,000                                           968
      Seven-Eleven Japan Co. Ltd.    71,000                                2,053
    @ Sharp Corp.    184,000                                               2,537
    @ Shin-Etsu Chemical Co. Ltd.    68,900                                2,615
      Shionogi & Co. Ltd.    61,000                                          945
      SMC Corp.    11,000                                                  1,176
    @ Softbank Corp.    41,000                                             1,853
      Sompo Japan Insurance, Inc.    160,000                               1,392

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Sony Corp.    168,500                                                5,855
    @ Sumitomo Corp.    137,000                                            1,018
      Sumitomo Electric Industries Ltd.    131,000                         1,240
      Sumitomo Mitsui Financial Group, Inc.    764                         4,957
      Takeda Pharmaceutical Co. Ltd.    160,200                            7,724
      TDK Corp.    22,000                                                  1,525
      Tohoku Electric Power Co.    83,700                                  1,426
      The Tokyo Electric Power Co., Inc.    219,300                        4,956
      Tokyo Electron Ltd.    28,000                                        1,516
    @ Tokyo Gas Co. Ltd.    507,000                                        1,886
      Toppan Printing Co. Ltd.    122,000                                  1,176
      Toshiba Corp.    566,000                                             2,276
  (8) Toyota Motor Corp.    538,500                                       20,944
    o UFJ Holdings, Inc.    686                                            3,177
      West Japan Railway Co.    225                                          896
    @ Yamanouchi Pharmaceutical Co. Ltd.    59,000                         2,161
      Yamato Transport Co. Ltd.    78,000                                  1,050
                                                                     -----------
                                                                         219,896
      NETHERLANDS  5.6%
      --------------------------------------------------------------------------
      ABN Amro Holdings NV    298,017                                      7,108
    @ Aegon NV    259,846                                                  2,836
      Akzo Nobel NV    51,942                                              1,948
   @o ASML Holding NV    93,364                                            1,327
      European Aeronautic Defense & Space Co.    51,882                    1,475
      Heineken Nv    49,073                                                1,538
      ING Groep NV    340,404                                              8,985
    o Koninklijke Ahold NV    218,958                                      1,515
      Koninklijke Philips Electronics NV    255,925                        6,039
      Reed Elsevier NV    117,871                                          1,544
  (7) Royal Dutch Petroleum Co.    398,487                                21,589
      Royal KPN NV    360,914                                              2,878
      TPG NV    67,143                                                     1,618
      Unilever NV    110,002                                               6,381
      VNU NV    47,654                                                     1,298
      Wolters Kluwer NV    55,267                                          1,005
                                                                     -----------
                                                                          69,084
      SINGAPORE  0.1%
      --------------------------------------------------------------------------
      Singapore Telecommunications Ltd.    1,096,370                       1,593

      SPAIN  3.9%
      --------------------------------------------------------------------------
      Altadis SA    49,394                                                 1,808
      Banco Bilbao Vizcaya Argentaria SA    587,573                        9,193
    @ Banco Popular Espanol    29,001                                      1,641
    @ Banco Santander Central Hispano SA    834,597                        9,290
      Endesa SA    173,742                                                 3,516
      Iberdrola SA    149,580                                              3,265
      Inditex SA    47,334                                                 1,199
      Repsol YPF SA    178,984                                             3,868
      Telefonica SA    900,159                                            14,817
                                                                     -----------
                                                                          48,597
      SWEDEN  1.9%
      --------------------------------------------------------------------------
      Electrolux AB, Series B    61,579                                    1,138
      Hennes & Mauritz AB, Series B    88,355                              2,565
      Nordea Bank AB    420,569                                            3,621
      Sandvik AB    44,107                                                 1,646
      Skandinaviska Enskilda Banken, Series A    85,410                    1,417
      Svenska Cellulosa AB, Series B    35,963                             1,335
      Svenska Handelsbanken AB, Series A    112,602                        2,430
    o Telefonaktiebolaget LM Ericsson, Class B  2,846,579                  8,244
      Volvo AB, Series B    40,445                                         1,527
                                                                     -----------
                                                                          23,923
      SWITZERLAND  7.8%
      --------------------------------------------------------------------------
    o ABB Ltd.    336,908                                                  1,941
      Adecco SA, Registered    26,587                                      1,276
      Compangnie Financiere Richemont AG, Series A   102,430               2,894
    o Credit Suisse Group    218,120                                       7,434
      Holcim Ltd.    30,865                                                1,644
  (9) Nestle SA, Registered    77,668                                     18,311
  (6) Novartis AG, Registered    460,530                                  21,887
      Roche Holdings -- Genus    135,932                                  13,848
      Swiss Reinsurance, Registered    65,184                              3,988
      Swisscom AG, Registered    5,043                                     1,810
    o Syngenta AG    20,323                                                1,932
      UBS AG, Registered    216,176                                       15,528
      Zurich Financial Services AG    28,547                               4,051
                                                                     -----------
                                                                          96,544

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      UNITED KINGDOM  27.8%
      --------------------------------------------------------------------------
      AstraZeneca PLC    328,216                                          13,423
      Aviva PLC    444,350                                                 4,437
      BAA PLC    211,384                                                   2,221
      BAE Systems PLC    605,069                                           2,641
      Barclays PLC    1,265,372                                           12,335
      BG Group PLC    679,151                                              4,418
      BHP Billiton PLC    472,369                                          4,791
      BOC Group PLC    97,556                                              1,568
      Boots Group PLC    162,117                                           1,955
  (1) BP PLC    4,216,549                                                 40,755
      British American Tobacco PLC    301,717                              4,533
      British Land Co. PLC    100,943                                      1,378
      British Sky Broadcasting PLC    246,398                              2,296
      BT Group PLC    1,675,638                                            5,703
      Cable & Wireless PLC    485,728                                        930
      Cadbury Schweppes PLC    396,080                                     3,284
      Carnival PLC    30,775                                               1,625
      Centrica Plc    775,505                                              3,421
      Compass Group PLC    440,157                                         1,815
      Diageo PLC    596,684                                                7,965
      Dixons Group PLC    356,181                                          1,121
      Friends Provident PLC    333,413                                       831
  (4) GlaxoSmithKline PLC    1,142,422                                    24,010
      GUS PLC    188,042                                                   3,070
      Hanson Plc    150,209                                                1,106
      HBOS PLC    747,598                                                  9,993
      Hilton Group PLC    287,543                                          1,358
  (2) HSBC Holdings PLC    2,103,680                                      33,901
      Imperial Tobacco Group PLC    142,051                                3,311
      Intercontinental Hotels Group PLC    149,688                         1,828
      ITV PLC    564,218                                                   1,106
      J. Sainsbury PLC    234,962                                          1,110
      Kingfisher PLC    442,761                                            2,452
      Land Securities Group PLC    95,357                                  2,084
      Legal & General Group PLC    1,220,030                               2,213
      Lloyds TSB Group PLC    1,065,026                                    8,411
      Man Group PLC    57,326                                              1,373
      Marks & Spencer Group PLC    443,141                                 2,915
      National Grid Transco PLC    584,973                                 5,075
      Next PLC    57,431                                                   1,757
      Pearson PLC    158,738                                               1,739
      Prudential PLC    382,001                                            2,803
      Reckitt Benckiser PLC    111,099                                     3,041
      Reed Elsevier PLC    236,461                                         2,108
      Rentokil Initial PLC    364,152                                      1,034
      Reuters Group PLC    267,194                                         1,815
      Rio Tinto PLC    206,808                                             5,396
      Rolls-Royce Group PLC    296,618                                     1,409
      Rolls-Royce Group PLC, B Shares    9,432,452                            18
 (10) Royal Bank of Scotland Group PLC    547,776                         16,109
      SABMiller PLC    162,857                                             2,344
      Scottish & Newcastle PLC    145,929                                  1,078
      Scottish & Southern Energy PLC    173,758                            2,657
      Scottish Power PLC    347,294                                        2,798
      Severn Trent Water PLC    70,101                                     1,176
    o Shell Transport & Trading Co. PLC    1,852,117                      14,550
      Smith & Nephew PLC    175,479                                        1,487
      Smiths Group PLC    107,917                                          1,474
      Tesco PLC    1,445,671                                               7,602
      Unilever PLC    523,823                                              4,406
      United Utilities PLC    99,658                                       1,048
  (3) Vodafone Group PLC    12,980,507                                    33,179
      Wolseley PLC    111,522                                              1,923
      WPP Group PLC    230,860                                             2,312
                                                                     -----------
                                                                         344,025

      FOREIGN PREFERRED STOCK  0.4% of net assets

      AUSTRALIA  0.3%
      --------------------------------------------------------------------------
      News Corp. Ltd.    524,340                                           4,113

      GERMANY  0.1%
      --------------------------------------------------------------------------
      Henkel KGaA    12,100                                                  903

      WARRANTS  0.0% of net assets

      FRANCE  0.0%
      --------------------------------------------------------------------------
   >o Casino Guichard Perrachon SA, expires 12/15/05    1,026                 --

      UNITED STATES  0.0%
      --------------------------------------------------------------------------
    o NTL, Inc., Series A, expires 01/13/11    48                             --

      RIGHTS  0.0% of net assets

      UNITED KINGDOM  0.0%
      --------------------------------------------------------------------------
    o Prudential PLC    63,666                                               107

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      FACE
      SECURITY                                       AMOUNT
        RATE, MATURITY DATE                        ($ X 1,000)

      SHORT-TERM INVESTMENT  0.2% of net assets

      HSBC Bank, USA Grand
      Cayman Time Deposit
          1.29%, 11/01/04                                1,954             1,954
      --------------------------------------------------------------------------

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.4% of net assets

      SHORT-TERM INVESTMENT  8.4%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund    103,710,647                                                103,711

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)    Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Capital Trust

By: /s/ Evelyn Dilsaver
    ----------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date:  December 16, 2004
       -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    ----------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date:  December 16, 2004
       -----------

By: /s/ George Pereira
    ----------------------------
       George Pereira
       Principal Financial Officer

Date:  December 16, 2004
       -----------